UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 02/28

Date of reporting period: 08/31/20

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report to Shareholders	August 31, 2020

Invesco AMT-Free Municipal Income Fund
Effective September 30, 2020, Invesco Oppenheimer Rochester® AMT-Free Municipal Fund was renamed Invesco AMT-Free Municipal Income Fund.
Nasdaq:
A: OPTAX ∎ C: OMFCX ∎ Y: OMFYX ∎ R6: IORAX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
26	Financial Statements
29	Financial Highlights
30	Notes to Financial Statements
36	Fund Expenses
37	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                     Invesco AMT-Free Municipal Income Fund

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/29/20 to 8/31/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-1.64%
Class C Shares	-1.98
Class Y Shares	-1.64
Class R6 Shares	-1.33
Bloomberg Barclays Municipal Bond Index▼	0.19
U.S. Consumer Price Index∎	0.48

Source(s): ▼RIMES Technologies Corp.; ∎Bloomberg L.P.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

  The U.S. Consumer Price Index is a measure of change in consumer prices as determined by the U.S. Bureau of Labor Statistics.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                     Invesco AMT-Free Municipal Income Fund

Average Annual Total Returns
As of 8/31/20, including maximum applicable sales charges

Class A Shares
Inception (10/27/76)	5.81%
10 Years	6.61
5 Years	6.44
1 Year	0.78

Class C Shares
Inception (8/29/95)	4.49%
10 Years	6.26
5 Years	6.57
1 Year	3.56

Class Y Shares
Inception (11/29/10)	8.03%
5 Years	7.62
1 Year	5.54

Class R6 Shares
10 Years	7.12%
5 Years	7.47
1 Year	5.72

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester AMT-Free Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® AMT-Free Municipal Fund (the Fund). Returns shown above, prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a

CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco AMT-Free Municipal Income Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing

HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                     Invesco AMT-Free Municipal Income Fund

Schedule of Investments

August 31, 2020

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.54%(a)
Alabama–5.12%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 A, RB	5.00%	07/01/2048	$2,500	$ 2,677,225
Birmingham (City of), AL Commercial Development Authority; Series 2011 A, RB	5.50%	04/01/2041	20,000	20,067,400
Birmingham (City of), AL Private Educational Building Authority (Birmingham-Southern College); Series 1996, RB	6.13%	12/01/2025	385	345,711
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB	5.00%	01/01/2043	16,150	19,486,751
Coosa Valley Water Supply District, Inc.; Series 2009, RB (INS - AGC)(b)	4.50%	10/01/2039	15	15,069
Etowah (County of) & Gadsden (City of), AL Health Care Authority (Etowah County Health Department); Series 2007, RB (INS - AGM)(b)	4.38%	01/01/2032	25	25,073
Fort Deposit (Town of), AL Cooperative District; Series 2003, RB	6.00%	02/01/2036	190	190,106
Homewood (City of), AL Educational Building Authority (Samford University); Series 2017 A, Ref. RB	5.00%	12/01/2047	4,500	5,068,620
Jefferson (County of), AL;
Series 2013 C, Wts. (INS - AGM)(b)(c)	6.90%	10/01/2050	8,750	8,557,063
Series 2013 D, Wts.	6.00%	10/01/2042	8,000	9,234,400
Series 2013 D, Wts.	7.00%	10/01/2051	4,000	4,728,800
Series 2013 D, Wts.	6.50%	10/01/2053	7,500	8,748,375
Series 2013 F, Revenue Wts.(c)	7.75%	10/01/2046	20,185	19,764,748
Series 2013-F, Revenue Wts.(c)	7.90%	10/01/2050	20,000	19,547,000
Series 2017, Ref. Wts.	5.00%	09/15/2035	4,500	5,464,755
Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	5.25%	08/01/2030	200	203,240
				124,124,336

Alaska–0.00%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.); Series 2007 C, RB(d)	5.88%	12/01/2027	600	30,000
Northern Tobacco Securitization Corp.; Series 2006 A, RB	5.00%	06/01/2032	90	90,028
				120,028

Arizona–2.79%
Arizona (State of) Industrial Development Authority; Series 2020 A, RB	4.00%	11/01/2045	2,100	2,410,989
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB	5.00%	07/01/2042	675	783,844
Series 2017 A, Ref. RB	5.00%	07/01/2047	925	1,066,969
Series 2017 A, Ref. RB	5.00%	07/01/2051	1,000	1,151,400
Series 2018 A, Ref. RB	5.00%	07/01/2038	500	592,725
Series 2018 A, Ref. RB	5.00%	07/01/2048	1,800	2,095,938
Series 2018 A, Ref. RB	5.00%	07/01/2052	2,125	2,466,615
Arizona (State of) Industrial Development Authority (Provident Group - Eastern Michigan University Parking);
Series 2018, RB	5.00%	05/01/2048	1,100	1,119,074
Series 2018, RB	5.00%	05/01/2051	1,000	1,013,470
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(b)	5.00%	06/01/2058	570	665,213
City of Phoenix Civic Improvement Corp.; Series 2019, RB	5.00%	07/01/2049	6,845	8,200,789
Festival Ranch Community Facilities District (Assessment Districts Nos. 4 & 5); Series 2007, RB	5.75%	07/01/2032	319	318,978
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB	5.00%	07/01/2037	80	95,303
Series 2017 C, RB	5.00%	07/01/2048	145	169,528
Maricopa (County of), AZ Industrial Development Authority (Immanuel Campus of Care); Series 2006 B, Ref. RB(d)(e)	8.50%	04/20/2041	495	341,550
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(f)	5.00%	07/01/2049	800	852,848
Series 2019, Ref. RB(f)	5.00%	07/01/2054	600	637,536
Maricopa County School District No. 24; Series 2007 B, GO Bonds	5.50%	07/01/2022	90	90,163
Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	184	184,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	$435	$ 435,231
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016 A, RB	5.00%	07/01/2041	1,200	1,297,608
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.25%	06/01/2034	8,500	8,910,380
Phoenix Civic Improvement Corp.; Series 2019 A, RB	4.00%	07/01/2045	2,765	2,902,033
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB	5.38%	07/01/2031	2,715	2,798,704
Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB	5.00%	06/15/2037	550	617,414
Series 2017 C, RB	5.00%	12/15/2047	1,010	1,119,302
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(f)	5.50%	09/01/2046	900	906,390
Pima (County of), AZ Industrial Development Authority (New Plan Learning, Inc.); Series 2011 A, RB	8.13%	07/01/2041	1,400	1,399,804
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2019, RB	5.13%	07/01/2039	195	196,771
Series 2019, RB	5.25%	07/01/2049	240	240,996
Pima (County of), AZ Industrial Development Authority (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	760	760,372
Salt River Project Agricultural Improvement & Power District (Arizona Salt River); Series 2019 A, RB	4.00%	01/01/2041	6,595	7,862,361
Salt Verde Financial Corp.;
Series 2007, RB	5.50%	12/01/2029	100	132,897
Series 2007, RB	5.00%	12/01/2032	3,000	3,954,420
Series 2007, RB	5.00%	12/01/2037	6,500	8,899,345
Santa Cruz (County of), AZ Fire District (Rio Rico);
Series 2011 B, GO Bonds(g)(h)	7.00%	07/01/2021	930	981,317
Series 2011 B, GO Bonds	7.00%	07/01/2030	70	73,548
				67,746,020

Arkansas–0.15%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	2,000	2,385,140
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(d)(e)	6.25%	02/01/2038	1,615	1,178,950
				3,564,090

California–10.06%
Bay Area Toll Authority; Series 2019 S-8, Ref. RB	5.00%	04/01/2056	5,000	6,023,150
California (County of), CA Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, RB(i)	0.00%	06/01/2033	5	2,405
California (State of);
Series 2016, GO Bonds	5.00%	09/01/2045	5,000	6,111,100
Series 2016, Ref. GO Bonds	5.00%	09/01/2037	10,085	12,431,275
Series 2017, GO Bonds	5.00%	08/01/2046	8,500	10,358,440
Series 2020, GO Bonds	3.00%	03/01/2046	2,600	2,798,354
Series 2020, GO Bonds	4.00%	03/01/2046	1,500	1,779,795
Series 2020, GO Bonds	3.00%	03/01/2050	1,500	1,606,935
Series 2020, GO Bonds	4.00%	03/01/2050	1,325	1,567,581
California (State of) County Tobacco Securitization Agency; Series 2006 B, RB(i)	0.00%	06/01/2050	129,820	18,279,954
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	5.88%	06/01/2035	50	50,049
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2006 A, RB(i)	0.00%	06/01/2046	7,000	1,349,110
Series 2006 B, RB(i)	0.00%	06/01/2046	6,000	1,113,600
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	4,410	4,414,278
California (State of) Enterprise Development Authority (Sunpower Corp. - Headquarters); Series 2010, RB	8.50%	04/01/2031	3,375	3,412,361
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2016 B, Ref. RB	5.00%	11/15/2046	10,000	11,766,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Housing Finance Agency;
Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	$1,980	$ 2,187,840
Series 2019 A-1, RB	4.25%	01/15/2035	172	194,528
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB (INS - BAM)(b)	5.00%	05/15/2043	4,250	4,981,807
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(b)	5.00%	05/15/2049	3,500	4,139,065
California (State of) School Finance Authority (Coastal Academy); Series 2013 A, RB(f)	5.00%	10/01/2033	1,000	1,049,830
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2030	1,570	1,757,584
Cathedral City (City of), CA Redevelopment Agency Successor Agency;
Series 2014 A, Ref. RB (INS - AGM)(b)	5.00%	08/01/2032	1,450	1,653,855
Series 2014 A, Ref. RB (INS - AGM)(b)	5.00%	08/01/2033	885	1,006,776
Chula Vista (City of), CA (San Diego Gas & Electric Co.); Series 2004 C, IDR	5.88%	02/15/2034	9,985	10,022,244
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB	5.00%	06/01/2029	170	207,798
Inland Empire Tobacco Securitization Corp.; Series 2007 F, RB(f)(i)	0.00%	06/01/2057	345,750	14,058,195
Lammersville Joint Unified School District (Lammersville School District Community Facilities District No. 2007-1 - Improvement Area No. 1 - Mountain House - Shea Homes); Series 2013, RB	6.00%	09/01/2043	2,750	3,027,942
Lammersville Unified School District (Lammersville School District Community Facilities District No. 2002 - Mountain House);
Series 2012, Ref. RB	5.00%	09/01/2025	415	442,349
Series 2012, Ref. RB	5.10%	09/01/2026	375	399,139
Series 2012, Ref. RB	5.15%	09/01/2027	885	941,268
Series 2012, Ref. RB	5.20%	09/01/2028	1,000	1,061,840
Series 2012, Ref. RB	5.25%	09/01/2029	500	530,775
Series 2012, Ref. RB	5.30%	09/01/2030	500	530,370
Series 2012, Ref. RB	5.38%	09/01/2032	1,000	1,057,040
Local Public Schools Funding Authority (School Facilities Improvement District No. 2016-1 - Election of 2016); Series 2017 A, GO Bonds (INS - BAM)(b)	4.00%	08/01/2042	3,500	3,999,310
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	2,000	2,913,380
Los Angeles (City of), CA (Community Facilities District No. 8); Series 2010, RB	5.75%	09/01/2040	180	182,833
Los Angeles Unified School District;
Series 2018 XF2575, Revenue Ctfs.(j)	5.25%	07/01/2042	20,000	25,292,600
Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	5,500	6,512,000
Lynwood (City of), CA Redevelopment Agency (Project Area A); Series 2011 A, RB	7.00%	09/01/2031	1,250	1,315,688
M-S-R Energy Authority; Series 2009 B, RB	7.00%	11/01/2034	10,000	15,561,100
Oak Grove School District (Election of 2008); Series 2018 E, Ref. GO Bonds(c)	5.00%	08/01/2042	4,500	2,772,945
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	1,250	1,425,125
Series 2014, Ref. RB (INS - AGM)(b)	5.00%	06/01/2033	1,500	1,705,575
Series 2014, Ref. RB (INS - AGM)(b)	5.00%	06/01/2034	850	964,334
Paramount Unified School District (Election of 2016); Series 2017 A, GO Bonds (INS - AGM)(b)	5.25%	08/01/2046	2,575	3,213,136
Poway Unified School District Public Financing Authority;
Series 2015 B, Ref. RB (INS - BAM)(b)	5.00%	09/01/2033	1,745	2,121,187
Series 2015 B, Ref. RB (INS - BAM)(b)	5.00%	09/01/2034	3,105	3,765,837
Sacramento (City of), CA Municipal Utility District; Series 2020 H, RB	4.00%	08/15/2045	6,000	7,326,780
San Diego (County of), CA Regional Airport Authority; Series 2019 A, Ref. RB	5.00%	07/01/2049	5,000	6,141,600
San Francisco (City & County of), CA; Series 2015 XF2033, COP(j)	5.00%	10/01/2033	10,000	10,037,500
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, RB(g)(h)	6.75%	02/01/2021	250	256,793
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, RB(g)(h)	7.00%	02/01/2021	350	359,646
San Jose (City of), CA Financing Authority; Series 2011, RB	5.50%	05/01/2031	350	360,252
Santa Cruz (County of), CA Redevelopment Agency; Series 2015 A, Ref. RB (INS - AGM)(b)	5.00%	09/01/2035	1,880	2,207,834
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2045	2,000	2,488,860
Twin Rivers Unified School District; Series 2020, GO Bonds (INS - AGM)(b)(i)	0.00%	08/01/2044	8,990	4,259,462
University of California; Series 2018 AZ, Ref. RB	5.00%	05/15/2038	5,000	6,353,000
				243,851,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–3.20%
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	$2,000	$ 2,086,960
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2037	550	667,480
Broomfield Village Metropolitan District No. 2; Series 2003, Ref. GO Bonds(e)(k)	6.25%	12/01/2032	3,330	2,664,000
Colorado (State of) Educational & Cultural Facilities Authority;
Series 2007 A, RB (INS - AGC)(b)	4.50%	08/01/2037	40	40,110
Series 2010, Ref. RB	6.45%	11/01/2040	1,180	1,190,278
Series 2018 A, Ref. RB	5.00%	12/01/2038	1,000	1,201,040
Colorado (State of) Health Facilities Authority; Series 2016, Ref. RB	5.00%	01/01/2037	1,400	1,407,056
Colorado (State of) Health Facilities Authority (Adventhealth Obligated); Series 2019, Ref. RB	4.00%	11/15/2043	2,000	2,288,260
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2044	6,515	7,856,569
Cottonwood Highlands Metropolitan District No. 1; Series 2019 A, GO Bonds	5.00%	12/01/2049	900	913,311
Denver (City & County of), CO; Series 2018 B, Ref. RB	5.00%	12/01/2048	12,500	15,131,250
E-470 Public Highway Authority; Series 1997 B, RB (INS - NATL)(b)(i)	0.00%	09/01/2025	125	119,735
Ebert Metropolitan District;
Series 2018 A-1, GO Bonds (INS - BAM)(b)	5.00%	12/01/2043	7,000	8,735,160
Series 2018 A-2, GO Bonds (INS - BAM)(b)	5.00%	12/01/2043	1,605	2,002,847
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. GO Bonds	7.25%	12/01/2040	720	723,528
Hunters Overlook Metropolitan District No. 5;
Series 2019 A, GO Bonds	5.00%	12/01/2039	900	928,935
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,360	1,392,232
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	1,575	1,636,299
Potomac Farms Metropolitan District;
Series 2007 A, Ref. GO Bonds	7.25%	12/01/2037	750	680,227
Series 2007 B, Ref. GO Bonds	7.63%	12/01/2023	66	64,796
Powhaton Road Metropolitan District No. 2; Series 2019 A, GO Bonds	5.63%	12/01/2048	710	738,514
Public Authority for Colorado Energy;
Series 2008, RB	6.25%	11/15/2028	1,495	1,923,213
Series 2008, RB	6.50%	11/15/2038	5,000	7,972,150
Rampart Range Metropolitan District No. 1;
Series 2017, Ref. RB (INS - AGM)(b)	5.00%	12/01/2042	4,665	5,630,188
Series 2017, Ref. RB (INS - AGM)(b)	5.00%	12/01/2047	1,500	1,798,530
Sorrel Ranch Metropolitan District; Series 2006, GO Bonds(d)(e)	6.75%	12/15/2036	1,000	280,000
Tabernash Meadows Water & Sanitation District; Series 2010, Ref. GO Bonds(g)(h)	7.13%	12/01/2020	500	508,410
Tallyn’s Reach Metropolitan District No. 3;
Series 2013, Ref. GO Bonds	5.00%	12/01/2033	110	112,739
Series 2013, Ref. GO Bonds	5.13%	11/01/2038	250	254,880
Vauxmont Metropolitan District; Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2050	1,500	1,815,735
Woodmen Heights Metropolitan District No. 1;
Series 2012 A, Ref. GO Bonds	6.00%	12/01/2041	967	971,386
Series 2012 B, Ref. GO Bonds	7.30%	12/15/2041	5,071	3,789,571
				77,525,389

Connecticut–0.89%
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University); Series 2017 R, Ref. RB	4.00%	07/01/2042	6,125	6,692,910
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2049	1,500	1,620,720
Connecticut (State of) Health & Educational Facilities Authority (The Griffin Hospital); Series 2020, G-1, Ref. RB(f)	5.00%	07/01/2044	1,100	1,174,734
Connecticut (State of) Health and Education Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2041	8,555	9,367,298
Connecticut (State of) Special Tax Revenue; Series 2020 A, RB	4.00%	05/01/2039	1,000	1,161,160
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(d)(e)	5.13%	10/01/2036	500	60,000
Hamden (Town of), CT; Series 2018 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	08/15/2030	625	773,531
Mashantucket Western Pequot Tribe; Series 2013, RB(d)	6.05%	07/01/2031	11,203	728,172
				21,578,525

Delaware–0.10%
Bridgeville (Town of), DE (Heritage Shores Special Development District); Series 2005 A, RB	5.45%	07/01/2035	2,519	2,462,474

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–1.28%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(b)	5.00%	02/01/2031	$15	$ 15,032
Series 2019 A, RB	4.00%	03/01/2044	4,335	5,125,791
District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB(g)(h)	6.38%	03/01/2021	1,705	1,756,781
District of Columbia (Gallaudet University); Series 2011, RB	5.50%	04/01/2034	400	407,348
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.50%	05/15/2033	1,225	1,371,583
Series 2001, RB	6.75%	05/15/2040	4,385	4,518,742
Series 2006 B, RB(i)	0.00%	06/15/2046	72,125	9,243,540
Metropolitan Washington Airports Authority Dulles Toll Road (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2044	7,815	8,640,108
				31,078,925

Florida–4.69%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	2,055	2,314,690
Amelia Concourse Community Development District; Series 2007, RB(d)(e)	5.75%	05/01/2038	1,815	1,651,650
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	230	222,284
Canaveral Port Authority; Series 2018 B, RB	5.00%	06/01/2048	5,000	5,747,050
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	455	491,841
Series 2019 A, RB	5.00%	12/15/2054	320	344,352
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(f)	5.38%	06/15/2038	255	271,223
Series 2018 A, RB(f)	5.38%	06/15/2048	480	502,800
Cascades at Groveland Community Development District; Series 2006, RB	5.30%	05/01/2036	815	815,538
Chapel Creek Community Development District; Series 2006 A, RB(d)(e)	5.50%	05/01/2038	1,990	1,791,000
Clearwater Cay Community Development District; Series 2006 A, RB(d)(e)	5.50%	05/01/2037	826	470,787
Creekside Community Development District; Series 2006, RB(d)(e)	5.20%	05/01/2038	2,280	1,026,000
CrossCreek Community Development District; Series 2007 A, RB(d)	5.60%	05/01/2039	5	3,940
East Homestead Community Development District;
Series 2011 B, RB	7.25%	05/01/2021	5	5,092
Series 2013, RB	5.00%	11/01/2033	350	363,507
Greater Lakes/Sawgrass Bay Community Development District; Series 2006 A, RB	5.50%	05/01/2038	780	780,039
Greater Orlando Aviation Authority; Series 2015 XF2019, Revenue Ctfs.(j)	5.00%	10/01/2032	16,000	16,055,200
Heritage Isles Community Development District; Series 1999, RB(d)	7.10%	10/01/2023	195	29,250
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	95	95,031
Indigo Community Development District; Series 2005, RB(d)(e)	5.75%	05/01/2036	375	262,500
Jacksonville (City of), FL (Brooks Rehabilitation); Series 2020, Ref. RB	5.00%	11/01/2050	5,000	6,104,050
Jacksonville (City of), FL Health Facilities Authority; Series 1997 B, RB(g)	5.25%	08/15/2027	30	32,295
JEA Water & Sewer System Revenue; Series 2008 B-1, VRD RB(l)	0.11%	10/01/2036	4,090	4,090,000
Lake (County of), FL (Imagine South Lake Charter School Program); Series 2019, RB(f)	5.00%	01/15/2054	190	196,593
Lake Ashton II Community Development District; Series 2005 A, RB	5.38%	05/01/2036	678	641,280
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(f)	5.50%	07/15/2048	565	570,887
Series 2018 A, RB(f)	5.75%	07/15/2053	600	620,658
Lakeland (City of), FL (Florida Southern College);
Series 2012 A, Ref. RB	5.00%	09/01/2029	1,255	1,328,417
Series 2012 A, Ref. RB	5.00%	09/01/2037	1,000	1,044,870
Lakeland (City of), FL (Lakeland Regional Health); Series 2015, RB	5.00%	11/15/2040	3,000	3,358,110
Lee Memorial Health System; Series 2019 A-1, Ref. RB	4.00%	04/01/2037	4,000	4,607,560
Lucaya Community Development District; Series 2005, RB	5.38%	05/01/2035	1,200	1,200,948
Magnolia Creek Community Development District; Series 2007 A, RB(d)(e)	5.90%	05/01/2039	1,775	319,500
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	85	85,661
Miami-Dade (County of), FL;
Series 2009, RB (INS - BAM)(b)(i)	0.00%	10/01/2042	6,925	3,579,048
Series 2019 B, RB	4.00%	10/01/2049	10,000	11,788,000
Miami-Dade (County of), FL Seaport; Series 2013 A, RB	5.50%	10/01/2042	3,000	3,286,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miromar Lakes Community Development District;
Series 2012, Ref. RB	5.38%	05/01/2032	$735	$ 755,242
Series 2015, Ref. RB	5.00%	05/01/2035	1,215	1,275,908
Monterey/Congress Community Development District; Series 2005 A, RB	5.38%	05/01/2036	2,830	2,831,924
Naturewalk Community Development District; Series 2007 A, RB(d)(e)	5.50%	05/01/2038	335	264,650
Orlando (City of), FL; Series 2008, RB (INS - AGC)(b)	5.50%	11/01/2038	180	180,472
Orlando (City of), FL Utilities Commission; Series 2018 A, RB	5.00%	10/01/2038	3,000	3,722,820
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,250	2,710,462
Palace Coral Gables Community Development District;
Series 2011, RB	5.00%	05/01/2032	450	480,245
Series 2011, RB	5.63%	05/01/2042	1,000	1,075,970
Palm River Community Development District; Series 2007 A, RB(d)(e)	5.38%	05/01/2036	510	255,000
Pine Ridge Plantation Community Development District; Series 2006 A, RB	5.40%	05/01/2037	1,098	1,098,555
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2049	750	775,987
Reunion East Community Development District;
Series 2002 A-2, RB(d)(e)	7.38%	05/01/2033	860	9
Series 2005, RB(d)(e)	5.80%	05/01/2036	810	8
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	15	12,019
River Glen Community Development District; Series 2006 A, RB(d)(e)	5.45%	05/01/2038	2,400	1,320,000
Santa Rosa (City of), FL Bay Bridge Authority; Series 1996 C, RB (INS - ACA)(b)	6.25%	07/01/2028	268	268,322
South Bay Community Development District;
Series 2005 A, RB(d)(e)	5.95%	05/01/2036	1,645	16
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	1,900	1,561,249
Series 2005 A-2, Ref. RB(d)(e)	6.60%	05/01/2036	2,530	1,275,297
Series 2005 B-1, Ref. RB(d)	5.13%	05/01/2023	1,506	1,494,130
Series 2005 B-2, Ref. RB(d)(e)	6.60%	05/01/2025	935	470,829
St. Johns (County of), FL Industrial Development Authority (Bayview); Series 2007 A, Ref. RB(d)(e)	5.25%	10/01/2041	400	280,000
Tampa (City of), FL;
Series 2020 A, RB(i)	0.00%	09/01/2033	210	146,210
Series 2020 A, RB(i)	0.00%	09/01/2034	880	588,694
Series 2020 A, RB(i)	0.00%	09/01/2035	750	479,798
Series 2020 A, RB(i)	0.00%	09/01/2036	850	519,681
Series 2020 A, RB(i)	0.00%	09/01/2037	825	481,767
Series 2020 A, RB(i)	0.00%	09/01/2038	1,050	585,007
Series 2020 A, RB(i)	0.00%	09/01/2039	1,000	531,460
Villages of Avignon Community Development District; Series 2007 A, RB(d)(e)	5.40%	05/01/2037	250	17,500
Vista Community Development District; Series 2006 A, RB	5.38%	05/01/2037	3,855	3,856,079
Waterford Estates Community Development District; Series 2006 A, RB(d)(e)	5.50%	05/01/2037	2,031	1,421,523
Water’s Edge Community Development District;
Series 2012 A-1, Ref. RB	5.35%	05/01/2039	15	15,006
Series 2012 A-2, Ref. RB	6.60%	05/01/2039	205	206,866
Waterstone Community Development District;
Series 2007 A, RB(c)(e)	6.88%	05/01/2037	146	97,518
Series 2007 B, RB(e)(i)	0.00%	11/01/2028	993	534,901
West Villages Improvement District;
Series 2005 A-1, RB	5.75%	05/01/2036	3,335	2,684,775
Series 2005 A-2, RB(d)(e)	5.75%	05/01/2036	2,925	1,696,500
Westridge Community Development District; Series 2005, RB(d)	5.80%	05/01/2037	455	379,024
Westside Community Development District;
Series 2005, RB(d)(e)	5.65%	05/01/2037	250	117,500
Series 2019 2, RB(d)(e)	5.65%	05/01/2037	555	416,117
Wyld Palms Community Development District; Series 2007 A, RB(d)(e)	5.50%	05/01/2038	1,445	346,800
Zephyr Ridge Community Development District; Series 2006 A, RB(d)(e)	5.63%	05/01/2037	979	430,611
				113,760,182

Georgia–1.33%
Atlanta (City of), GA; Series 2019 A, RB	4.00%	07/01/2049	9,895	11,293,856

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Atlanta (City of), GA Urban Residential Finance Authority (Trestletree Village Apartments); Series 2013 A, RB	5.00%	11/01/2048	$565	$ 589,397
Floyd (County of), GA Development Authority;
Series 2018 A, RB	5.75%	12/01/2033	1,055	1,008,749
Series 2018 A, RB	6.00%	12/01/2038	2,145	2,035,476
Series 2018 A, RB	6.25%	12/01/2048	5,280	4,948,152
Series 2018 A, RB	6.50%	12/01/2053	3,040	2,919,981
Fulton (County of), GA Development Authority; Series 2016 A, Ref. RB	5.00%	07/01/2046	3,000	3,459,750
Georgia State Environmental Loan Acquisition Corp.; Series 2011, RB(g)(h)	5.13%	03/15/2021	440	451,633
Main Street Natural Gas, Inc.; Series 2019 A, RB	5.00%	05/15/2043	1,040	1,230,476
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	880	849,473
Series 2018 A-1, RB	6.25%	12/01/2048	1,230	1,170,517
Series 2018 A-1, RB	6.38%	12/01/2053	1,030	975,039
Series 2018 A-2, RB(h)	5.50%	12/01/2028	700	679,630
Randolph (County of), GA; Series 2012 A, GO Bonds	5.00%	04/01/2030	520	549,167
				32,161,296

Guam–0.07%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,825,890

Idaho–0.82%
American Falls Reservoir District; Series 2000, Ref. VRD RB(l)	0.25%	02/01/2025	19,885	19,885,000

Illinois–5.69%
Chicago (City of) (O’Hare International Airport); Series 2016 B, Ref. RB	5.00%	01/01/2041	3,000	3,435,240
Chicago (City of), IL; Series 2012, RB (INS - BAM)(b)	4.00%	01/01/2042	6,000	6,129,000
Chicago (City of), IL (Chicago O’Hare International Airport); Series 2015 B, Ref. RB	5.00%	01/01/2034	2,500	2,893,875
Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(b)(i)	0.00%	12/01/2024	915	827,032
Series 1999 A, GO Bonds (INS - NATL)(b)(i)	0.00%	12/01/2024	1,405	1,269,923
Series 2016, RB	6.00%	04/01/2046	4,300	5,024,378
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2026	775	935,859
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2028	2,250	2,819,970
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	1,000	1,231,360
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2034	1,205	1,463,930
Chicago (City of), IL Transit Authority; Series 2020 A, Ref. RB	5.00%	12/01/2045	2,450	2,953,892
Cook County Community School District No. 147; Series 2004 A, Ref. GO Bonds (INS - ACA)(b)	7.13%	06/01/2024	2,400	2,678,568
Du Page (County of), IL Special Service Area No. 31; Series 2006, RB	5.63%	03/01/2036	318	318,467
Gilberts (Village of), IL; Series 2014, Ref. RB (INS - AGM)(b)	5.00%	03/01/2035	2,000	2,255,920
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	690	656,492
Harvey (City of), IL;
Series 2007 A, Ref. GO Bonds(d)	5.50%	12/01/2027	2,225	1,524,125
Series 2007 A, Ref. GO Bonds(d)	5.63%	12/01/2032	1,000	685,000
Series 2008, RB	6.88%	08/01/2028	3,370	3,277,628
Illinois (State of);
Series 2014, GO Bonds	5.00%	04/01/2025	2,000	2,174,980
Series 2014, GO Bonds	5.00%	02/01/2039	1,525	1,598,688
Series 2016, GO Bonds (INS - BAM)(b)	4.00%	06/01/2041	5,000	5,281,900
Series 2017 C, GO Bonds	5.00%	11/01/2029	3,000	3,361,500
Series 2018 A, GO Bonds	5.00%	05/01/2036	2,610	2,895,873
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	7,474,220
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2032	3,000	3,388,920
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	750	843,353
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2029	5,000	5,749,400
Series 2020, GO Bonds	5.50%	05/01/2039	3,750	4,385,475
Illinois (State of) Finance Authority;
Series 2012 A, RB	5.75%	10/01/2032	500	520,865
Series 2012 A, RB	6.00%	10/01/2048	450	466,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2018 B, Ref. VRD RB (LOC - JP Morgan Chase Bank N.A.)(l)(m)	0.02%	11/15/2037	$700	$ 700,000
Illinois (State of) Finance Authority (University of Illinois Health Services);
Series 2020, RB	4.00%	10/01/2040	950	1,069,349
Series 2020, RB	4.00%	10/01/2050	3,000	3,294,570
Illinois (State of) Regional Transportation Authority; Series 2018 B, RB	4.00%	06/01/2043	1,365	1,523,381
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(b)	5.25%	06/15/2032	2,000	2,225,140
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2028	2,520	3,088,310
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2029	455	566,125
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2030	245	292,033
Jefferson County Township High School District No. 201;
Series 2012 A, GO Bonds	6.50%	12/30/2027	895	1,188,667
Series 2012 A, GO Bonds	6.50%	12/30/2028	955	1,299,593
Series 2012 A, GO Bonds	6.50%	12/30/2031	1,160	1,676,942
Lakemoor (Village of), IL; Series 2006, Ref. RB (INS - AGC)(b)	5.00%	03/01/2027	3,215	3,222,716
Lincolnshire (Village of), IL; Series 2004, RB	6.25%	03/01/2034	2,207	2,207,927
Markham (City of), IL; Series 2008 B, GO Bonds	5.75%	02/01/2028	480	464,952
Metropolitan Pier & Exposition Authority; Series 1998 A, RB (INS - AGM)(b)	5.50%	12/15/2023	760	813,671
Northern Illinois Municipal Power Agency; Series 2016 A, Ref. RB	4.00%	12/01/2041	1,050	1,147,860
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB(d)(e)	6.00%	03/01/2036	554	451,510
Regional Transportation Authority; Series 2018 XF2618, Revenue Ctfs.(j)	4.00%	06/01/2043	18,000	20,088,540
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB (INS - BAM)(b)	5.25%	01/01/2048	5,000	5,899,050
Southwestern Illinois Development Authority;
Series 2006, RB	5.63%	11/01/2026	890	712,587
Series 2008 A, Ref. RB(e)(k)	7.00%	10/01/2022	2,995	1,737,100
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.); Series 2006, RB	5.85%	12/01/2036	500	445,545
Stephenson County School District No. 145;
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	02/01/2032	1,155	1,459,343
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	02/01/2033	850	1,066,053
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	02/01/2034	750	938,460
Yorkville (United City of), IL; Series 2013, Ref. RB	5.00%	03/01/2033	1,848	1,787,958
				137,889,339

Indiana–1.18%
Columbus (City of), IN; Series 2019, RB	5.63%	05/01/2039	3,575	3,224,972
Indiana (State of) Finance Authority;
Series 2011, RB(g)(h)	5.25%	09/15/2021	2,885	3,033,549
Series 2011, RB(g)(h)	6.38%	09/15/2021	4,250	4,517,367
Series 2011, RB(g)(h)	6.50%	09/15/2021	4,750	5,053,382
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2026	1,620	1,939,756
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2037	7,500	8,923,875
Indianapolis (City of), IN; Series 2009 A, RB	7.00%	02/01/2039	2,025	1,943,433
				28,636,334

Iowa–0.20%
Iowa (State of) Finance Authority;
Series 2007 B, RB	5.38%	06/01/2025	220	205,071
Series 2007, RB(d)	5.90%	12/01/2028	400	20,000
Series 2012, RB	5.00%	08/15/2028	1,685	1,799,394
Series 2018 B, Ref. RB	5.00%	02/15/2048	1,300	1,575,509
Xenia (City of), IA Rural Water District; Series 2016, Ref. RB	5.00%	12/01/2036	1,000	1,164,160
				4,764,134

Kansas–0.04%
Pittsburg (City of), KS; Series 2006, RB	4.90%	04/01/2024	1,075	951,945

Kentucky–2.75%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health); Series 2004 C, VRD RB(l)	0.22%	05/01/2034	15,000	15,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);
Series 2016 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2032	$5,480	$ 6,458,509
Series 2016 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2033	11,525	13,518,018
Series 2016 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2034	5,000	5,847,300
Kentucky (Commonwealth of) Property & Building Commission (Project No. 115);
Series 2017, RB	5.00%	04/01/2037	2,500	2,953,575
Series 2017, RB (INS - BAM)(b)	5.00%	04/01/2038	2,500	2,978,625
Kentucky (Commonwealth of) Property & Building Commission (Project No. 119);
Series 2018, RB	5.00%	05/01/2035	1,500	1,819,710
Series 2018, RB	5.00%	05/01/2036	1,170	1,414,074
Series 2018, RB	5.00%	05/01/2037	4,605	5,548,150
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.75%	10/01/2042	10,000	11,133,200
Springfield (City of), KY; Series 2004, Ref. RB(d)(e)	5.75%	10/01/2035	15	79
				66,671,240

Louisiana–1.62%
Denham Springs (City of) & Livingston (Parish of), LA Housing & Mortgage Finance Authority; Series 2007, RB (CEP - GNMA)	5.00%	11/01/2040	6	5,842
Louisiana (State of) Public Facilities Authority; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	06/01/2042	2,500	2,880,700
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB(d)	5.00%	07/01/2032	395	292,300
Series 2017, Ref. RB(d)	5.00%	07/01/2033	300	222,000
Series 2017, Ref. RB(d)	5.00%	07/01/2037	345	255,300
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2017, Ref. RB	5.00%	05/15/2042	7,500	8,650,425
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2017, RB	5.00%	07/01/2057	1,300	1,433,276
Louisiana (State of) Stadium & Exposition District; Series 2013 A, Ref. RB	5.00%	07/01/2028	50	52,723
Louisiana Housing Corp.;
Series 2009 A, RB	6.88%	09/01/2029	8,280	8,050,810
Series 2009 A, RB	7.25%	09/01/2039	5,000	4,636,850
Louisiana State Citizens Property Insurance Corp.; Series 2012, Ref. RB(g)(h)	5.00%	06/01/2022	1,585	1,716,745
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB	5.00%	07/01/2040	4,035	4,617,372
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2043	700	827,155
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2048	1,280	1,503,398
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(h)	2.13%	07/01/2024	2,000	2,012,840
Series 2017, Ref. RB(h)	2.38%	07/01/2026	2,000	2,028,900
				39,186,636

Maine–0.54%
Maine (State of) Health & Higher Educational Facilities Authority; Series 2020 A, RB	4.00%	07/01/2050	5,250	5,972,348
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB	7.50%	07/01/2032	5,000	5,171,750
Series 2011, RB	6.75%	07/01/2036	2,000	2,052,560
				13,196,658

Maryland–1.88%
Baltimore (County of), MD (Riderwood Village, Inc.);
Series 2020, Ref. RB	4.00%	01/01/2045	5,250	5,751,532
Series 2020, Ref. RB	4.00%	01/01/2050	6,000	6,551,040
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	1,500	1,629,030
Maryland (State of) Health & Higher Educational Facilities Authority;
Series 2001, RB (INS - AMBAC)(b)	5.00%	07/01/2034	5	5,048
Series 2004, RB (INS - AMBAC)(b)	5.00%	07/01/2034	15	15,143
Series 2007, Ref. RB	4.75%	07/01/2034	10	10,006
Series 2016, Ref. RB	5.00%	06/01/2036	400	447,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (UPMC);
Series 2020 B, RB	4.00%	04/15/2045	$5,250	$ 5,947,095
Series 2020 B, RB	4.00%	04/15/2050	5,000	5,630,000
Maryland (State of) Transportation Authority (Transportation Facilities); Series 2020, RB	4.00%	07/01/2050	10,000	11,729,200
Maryland Economic Development Corp.;
Series 2012, Ref. RB	5.00%	07/01/2034	1,000	1,036,400
Series 2016, Ref. RB (INS - AGM)(b)	5.00%	06/01/2035	4,530	5,287,688
Prince George’s (County of), MD; Series 2005, RB	5.25%	07/01/2035	1,613	1,623,613
				45,663,331

Massachusetts–1.30%
Commonwealth of Massachusetts; Series 2016 XF0530, Revenue Ctfs.(j)	5.00%	12/01/2035	20,000	24,858,600
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2011 B, RB(i)	0.00%	11/15/2056	364	54,421
Series 2011, RB	5.50%	07/01/2026	750	762,502
Series 2011, RB	6.00%	07/01/2031	25	25,467
Series 2016 I, Ref. RB	5.00%	07/01/2036	2,000	2,287,800
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.); Series 2020 C, Ref. RB (INS - AGM)(b)	4.00%	10/01/2045	3,000	3,441,930
				31,430,720

Michigan–4.20%
Detroit (City of), MI;
Series 2003 B, RB (INS - AGM)(b)	7.50%	07/01/2033	60	60,328
Series 2011 A, RB(g)(h)	5.00%	07/01/2021	1,000	1,040,150
Detroit (City of), MI Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2048	1,350	1,511,338
Detroit (City of), MI Water and Sewerage Department; Series 2012 A, Ref. RB(g)(h)	5.00%	07/01/2022	2,155	2,344,748
Detroit City School District;
Series 2012 A, Ref. GO Bonds	5.00%	05/01/2028	1,100	1,178,903
Series 2012 A, Ref. GO Bonds	5.00%	05/01/2031	680	727,478
Detroit Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2043	150	168,105
Grand Traverse Academy; Series 2007, Ref. RB	5.00%	11/01/2022	315	315,176
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,155	1,155,312
Series 2008 C, RB(i)	0.00%	06/01/2058	623,000	30,713,900
Series 2010 A, RB	5.90%	12/01/2030	600	601,134
Series 2014 D-6, Ref. RB (INS - NATL)(b)	5.00%	07/01/2025	1,000	1,170,550
Series 2014 D-6, Ref. RB (INS - NATL)(b)	5.00%	07/01/2026	895	1,046,899
Series 2014 D-6, Ref. RB (INS - NATL)(b)	5.00%	07/01/2027	930	1,084,752
Series 2014, Ref. RB(f)	6.75%	07/01/2044	6,000	6,151,320
Series 2015 C, RB	5.00%	07/01/2034	2,200	2,585,550
Series 2018, Ref. RB	5.75%	11/01/2040	635	690,512
Michigan (State of) Finance Authority (CHE Trinity Health Credit Group); Series 2013 MI-4, Ref. RB	5.00%	12/01/2039	5,000	6,300,850
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	1,000	1,138,640
Series 2014 D-4, Ref. RB	5.00%	07/01/2032	2,450	2,798,561
Series 2014 D-4, Ref. RB	5.00%	07/01/2034	1,000	1,137,430
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	6,300	7,367,724
Michigan (State of) Strategic Fund; Series 2007, RB	5.85%	08/31/2027	6,454	5,931,704
Michigan State University Board of Trustees;
Series 2019 B, RB	5.00%	02/15/2044	1,180	1,471,271
Series 2019 B, RB	5.00%	02/15/2048	6,650	8,238,419
Plymouth Educational Center Charter School;
Series 2005, Ref. RB	5.38%	11/01/2030	400	272,916
Series 2005, Ref. RB	5.63%	11/01/2035	1,325	812,093
Renaissance Public School Academy; Series 2012 A, RB	6.00%	05/01/2037	500	508,085

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Walled Lake Consolidated School District;
Series 2019, GO Bonds	4.00%	05/01/2039	$600	$ 705,210
Series 2019, GO Bonds	4.00%	05/01/2040	1,220	1,424,704
Series 2019, GO Bonds	4.00%	05/01/2041	2,485	2,888,738
Series 2019, GO Bonds	5.00%	05/01/2044	3,270	4,150,807
Series 2019, GO Bonds	5.00%	05/01/2049	3,270	4,125,661
				101,818,968

Minnesota–0.25%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	1,050	1,009,208
Duluth (City of), MN Economic Development Authority; Series 2018 A, Ref. RB	5.00%	02/15/2043	2,300	2,662,756
Minnesota (State of) Higher Education Facilities Authority; Series 2017, Ref. RB	5.00%	10/01/2047	900	956,088
Mound (City of), MN Housing & Redevelopment Authority; Series 2006, Ref. RB	5.00%	02/15/2027	721	721,281
St. Paul (City of), MN (Presbyterian Homes Bloomington); Series 2017, Ref. RB	5.00%	09/01/2042	680	709,328
				6,058,661

Mississippi–0.51%
Mississippi (State of) Development Bank; Series 2016, RB	5.00%	12/01/2046	10,000	12,128,800
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2007 E, VRD IDR(l)	0.03%	12/01/2030	300	300,000
				12,428,800

Missouri–1.05%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood); Series 2002, RB(d)(e)	7.20%	05/01/2049	14,360	4,882,400
Branson (City of), MO Industrial Development Authority;
Series 2005 A, RB(e)	7.05%	05/01/2027	70	47,933
Series 2007 A, RB(e)	5.75%	05/01/2026	785	547,859
Broadway-Fairview Transportation Development District; Series 2006 A, RB(e)(k)	5.88%	12/01/2031	675	438,750
Chillicothe (City of), MO (South U.S. 65);
Series 2006, RB(e)	5.50%	04/01/2021	90	85,946
Series 2006, RB(e)	5.63%	04/01/2027	400	340,020
Columbia (City of), MO Housing Authority;
Series 2015, RB	5.00%	12/15/2040	580	589,918
Series 2015, RB	5.13%	12/15/2050	1,330	1,348,633
Grindstone Plaza Transportation Development District; Series 2006 A, RB	5.50%	10/01/2031	355	301,732
Hollister (City of), MO; Series 2019, RB(f)	5.63%	10/01/2039	5,525	5,528,591
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(f)	5.00%	04/01/2046	295	284,672
Lee’s Summit (City of), MO Industrial Development Authority;
Series 2007, RB(d)(e)	5.50%	03/01/2021	140	86,800
Series 2007, RB(d)(e)	5.75%	03/01/2029	250	155,000
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	2,100	2,070,957
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	54	46,581
St Louis (County of), MO; Series 2007 A, RB(e)	5.50%	09/02/2028	373	167,850
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(f)	5.00%	10/01/2046	1,025	978,978
St. Louis (City of), MO;
Series 2006 A, RB(e)(k)	6.00%	08/04/2025	481	96,200
Series 2007, RB(e)	5.50%	05/29/2028	661	262,893
St. Louis (City of), MO Land Clearance for Redevelopment Authority; Series 2018 A, RB	5.00%	04/01/2048	3,250	3,567,135
St. Louis (County of), MO;
Series 2006, RB(e)(k)	6.00%	08/21/2026	1,391	415,430
Series 2006, RB(e)	5.50%	03/09/2027	1,879	770,390
Series 2007 A, RB(e)	5.50%	01/20/2028	758	379,000
Series 2007 B, RB(e)(k)	5.50%	01/20/2028	466	111,840
Series 2008 A, RB(e)	6.60%	01/21/2028	3,255	1,464,750
Series 2008, RB(e)(k)	6.69%	04/21/2029	1,080	183,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Stone Canyon Community Improvement District;
Series 2007, RB(d)(e)	5.70%	04/01/2022	$620	$ 161,200
Series 2007, RB(d)(e)	5.75%	04/01/2027	320	83,200
				25,398,258

Montana–0.03%
Hardin (City of), MT; Series 2006, RB(e)(k)	6.25%	09/01/2031	11,710	819,700

Nebraska–0.65%
Central Plains Energy Project (No. 3);
Series 2012, RB(n)	5.25%	09/01/2037	9,510	10,283,543
Series 2017 A, Ref. RB	5.00%	09/01/2037	4,000	5,472,960
				15,756,503

Nevada–0.42%
Clark (County of) (Stadium Improvement Bonds); Series 2018 A, GO Bonds	5.00%	05/01/2048	2,500	3,028,400
Clark (County of), NV;
Series 2007 A, RB	5.00%	02/01/2026	320	322,365
Series 2007 A, RB	5.05%	02/01/2031	255	256,517
Clark County School District; Series 2018 B, GO Bonds (INS - BAM)(b)	5.00%	06/15/2036	5,280	6,547,411
				10,154,693

New Hampshire–0.51%
Manchester Housing & Redevelopment Authority, Inc.; Series 2000 B, RB (INS - ACA)(b)(i)	0.00%	01/01/2029	305	196,304
New Hampshire (State of) Business Finance Authority;
Series 2019 A, RB(f)	5.25%	07/01/2039	410	416,810
Series 2019 A, RB(f)	5.63%	07/01/2046	230	236,353
Series 2019 A, RB(f)	5.75%	07/01/2054	570	587,322
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2027	1,500	1,579,020
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	3,410	5,031,592
New Hampshire Business Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	3,969	4,291,529
				12,338,930

New Jersey–7.58%
Atlantic City (City of), NJ;
Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	03/01/2032	250	304,093
Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	03/01/2037	500	597,495
Series 2017 B, GO Bonds (INS - AGM)(b)	4.00%	03/01/2042	3,510	3,889,887
Casino Reinvestment Development Authority;
Series 2014, Ref. RB (INS - AGM)(b)	5.00%	11/01/2030	2,000	2,188,300
Series 2014, Ref. RB (INS - AGM)(b)	5.00%	11/01/2032	2,000	2,173,920
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB	5.00%	06/15/2041	3,000	3,375,360
Series 2017 A, RB	5.00%	07/01/2032	500	488,190
Series 2017 A, RB	5.00%	07/01/2047	200	178,596
Series 2017 DDD, RB	5.00%	06/15/2028	1,930	2,284,290
Series 2017 DDD, RB	5.00%	06/15/2029	3,500	4,105,465
Series 2017, Ref. RB (INS - AGM)(b)	5.00%	06/01/2037	1,000	1,183,810
Series 2018 A, RB	5.00%	06/15/2042	3,500	3,997,700
Series 2018 A, RB	5.00%	06/15/2047	735	835,489
Series 2018 A, RB(f)	6.50%	11/01/2052	220	250,089
Series 2018 C, RB	5.00%	06/15/2031	4,855	5,682,486
Series 2019, RB	4.00%	06/15/2044	3,000	3,194,520
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	980	1,203,460
New Jersey (State of) Health Care Facilities Financing Authority; Series 2015 A, RB (INS - AGM)(b)	5.00%	07/01/2029	2,100	2,425,017

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2004 A, RB (INS - NATL)(b)	5.75%	06/15/2024	$11,570	$ 13,420,274
Series 2005 B, RB (INS - NATL)(b)	5.50%	12/15/2021	5,975	6,327,166
Series 2008 A, RB(i)	0.00%	12/15/2038	5,680	2,995,405
Series 2009 D, RB	5.00%	06/15/2032	5,015	5,553,461
Series 2011 A, RB(g)(h)	6.00%	06/15/2021	4,555	4,763,528
Series 2016, RN	5.00%	06/15/2030	6,000	6,930,060
Series 2018 A, Ref. RN	5.00%	06/15/2029	6,660	7,746,313
Series 2018 A, Ref. RN	5.00%	06/15/2030	945	1,092,600
Series 2018 A, Ref. RN	5.00%	06/15/2031	880	1,012,202
New Jersey (State of) Turnpike Authority;
Series 2015 E, RB	5.00%	01/01/2034	7,000	8,001,070
Series 2019 A, RB	4.00%	01/01/2048	10,000	11,206,900
Series 2019 A, RB	5.00%	01/01/2048	3,000	3,615,060
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2028	3,500	4,487,035
Series 2018 A, Ref. RB	5.00%	06/01/2029	4,500	5,730,705
Series 2018 A, Ref. RB	5.00%	06/01/2030	5,000	6,320,200
Series 2018 A, Ref. RB	5.00%	06/01/2031	7,100	8,910,784
Series 2018 A, Ref. RB	5.00%	06/01/2034	13,000	16,074,370
Series 2018 A, Ref. RB	5.00%	06/01/2035	4,000	4,925,280
Series 2018 A, Ref. RB	5.00%	06/01/2037	3,000	3,669,900
Series 2018 A, Ref. RB	5.00%	06/01/2046	6,000	7,004,280
Series 2018 B, Ref. RB	5.00%	06/01/2046	13,700	15,530,320
				183,675,080

New Mexico–0.08%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	230	232,507
Trails Public Improvement District; Series 2008, RB	7.75%	10/01/2038	1,775	1,727,838
				1,960,345

New York–13.33%
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB	5.00%	07/15/2042	3,250	3,535,707
Hudson Yards Infrastructure Corp.;
Series 2017 XF0549, Revenue Ctfs.(j)	5.00%	02/15/2037	8,500	10,216,490
Series 2017 XF0549, Revenue Ctfs.(j)	5.00%	02/15/2039	7,500	8,972,775
Metropolitan Transportation Authority;
Series 2015 C-1, Ref. RB	5.00%	11/15/2035	10,500	11,320,050
Series 2016 C-1, RB	5.25%	11/15/2056	5,000	5,432,600
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A1, RB	5.25%	11/15/2056	14,375	15,525,144
Subseries 2017 A-1, RB	5.25%	11/15/2057	3,500	3,824,415
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2056	13,150	14,618,460
New York & New Jersey (States of) Port Authority;
Series 2016 198, Ref. RB	5.25%	11/15/2056	10,000	12,079,700
Series 2018, Ref. RB	5.00%	09/01/2048	5,000	6,054,100
New York (City of), NY;
Series 2014 I-2, VRD GO Bonds(l)	0.02%	03/01/2040	5,600	5,600,000
Series 2018 DD1, RB	5.00%	06/15/2048	10,000	12,369,700
Series 2018 E-1, GO Bonds	5.00%	03/01/2040	10,065	12,223,842
New York (City of), NY Municipal Water Finance Authority;
Series 2015 GG, Ref. RB	5.00%	06/15/2039	10,000	11,830,500
Series 2018 BB, VRD RB(l)	0.13%	06/15/2051	1,500	1,500,000
Subseries 2012 A-1, VRD RB(l)	0.02%	06/15/2044	5,500	5,500,000
New York (City of), NY Transitional Finance Authority;
Series 2018 S-3, RB	5.00%	07/15/2043	14,000	17,059,420
Series 2019 A-3, RB	4.00%	05/01/2042	5,000	5,723,950
Series 2019 B-1, RB	4.00%	11/01/2045	4,000	4,593,400
New York (City of), NY Water & Sewer System (2nd Generation Resolution); Series 2008 BB-2, VRD RB(l)	0.04%	06/15/2039	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	$285	$ 334,923
New York (State of) Dormitory Authority;
Series 2015 B, RB	5.00%	03/15/2033	10,000	11,933,400
Series 2015 B, Ref. RB	5.00%	07/01/2028	2,650	3,128,060
Series 2016 A, RB	5.00%	03/15/2035	5,000	6,107,050
Series 2020 D, Ref. RB	4.00%	02/15/2047	7,000	8,093,400
New York (State of) Dormitory Authority (Columbia University); Series 2018 A, RB	5.00%	10/01/2048	14,000	23,024,260
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,920	6,758,509
Series 2019 B, RB	4.00%	01/01/2053	5,880	6,697,144
New York City Transitional Finance Authority; Series 2020 C-1, RB	4.00%	05/01/2045	5,000	5,794,200
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	65	65,075
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	6,075	8,478,331
New York Power Authority;
Series 2002 A, RB	4.00%	11/15/2045	7,000	8,342,040
Series 2002 A, RB	4.00%	11/15/2050	9,000	10,638,990
New York State Thruway Authority; Series 2020 N, RB	4.00%	01/01/2045	5,000	5,743,100
New York State Urban Development Corp.;
Series 2020 A, RB	5.00%	03/15/2041	1,800	2,304,486
Series 2020 A, RB	5.00%	03/15/2042	515	655,698
Series 2020 A, RB	4.00%	03/15/2045	4,235	4,938,476
Series 2020 A, RB	4.00%	03/15/2049	9,450	10,963,890
Series 2020 C, Ref. RB	5.00%	03/15/2047	7,000	8,861,090
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2020 A, RB	5.00%	11/15/2049	3,000	3,797,430
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	5,450	5,651,650
Series 2017 A, Ref. RB	5.00%	06/01/2036	2,455	2,887,227
				323,178,682

North Carolina–1.22%
Charlotte-Mecklenburg Hospital Authority (The); Series 2007 B, Ref. VRD RB(l)	0.02%	01/15/2038	5,500	5,500,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(l)	0.02%	01/15/2037	17,925	17,925,000
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB (INS - AGM)(b)	5.00%	01/01/2038	5,000	6,201,250
				29,626,250

Ohio–2.88%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	28,330	31,163,000
Series 2020 B-3, Ref. RB(i)	0.00%	06/01/2057	49,575	7,204,239
Cleveland (City of) & Cuyahoga (County of), OH Port Authority; Series 2010, RB	6.00%	11/15/2035	3,445	3,484,480
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	2,475	2,869,366
Series 2017, Ref. RB	5.50%	02/15/2057	1,050	1,211,584
Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	1,015	973,426
Series 2004, RB	6.40%	02/15/2034	5,860	5,078,334
Greene (County of), OH;
Series 2002 A, RB (INS - ACA)(b)	5.50%	09/01/2027	1,000	1,000,760
Series 2002 A, RB (INS - ACA)(b)	5.63%	09/01/2032	255	255,140
Jeffrey Place New Community Authority; Series 2007 A, RB	5.00%	12/01/2022	285	285,248
Ohio (State of);
Series 2017 A, GO Bonds	5.00%	03/15/2036	5,000	5,762,850
Series 2020 A, Ref. RB	5.00%	01/15/2050	3,905	4,765,350
Ohio (State of) Higher Educational Facility Commission; Series 2018, Ref. RB	5.25%	01/01/2038	1,350	1,283,553
Portage (County of), OH Port Authority; Series 2012, RB	5.00%	12/01/2037	4,065	4,127,601
Toledo (City of) & Lucas (County of), OH Port Authority; Series 2007 A, RB	5.40%	11/01/2036	314	273,808
				69,738,739

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–0.15%
Carter (County of), OK Public Facilities Authority; Series 2018, RB	5.00%	09/01/2032	$3,070	$ 3,649,770

Oregon–0.03%
Oregon (State of) Facilities Authority;
Series 2010 A, RB(f)(g)(h)	6.13%	09/01/2020	225	225,000
Series 2010 A, RB(f)(g)(h)	6.38%	09/01/2020	500	500,000
				725,000

Pennsylvania–6.43%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Obligated Group); Series 2018 A, Ref. RB	5.00%	04/01/2036	2,825	3,427,149
Berks (County of), PA Industrial Development Authority (Tower Health); Series 2017, Ref. RB	5.00%	11/01/2047	1,600	1,716,096
Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(b)	5.00%	08/01/2033	5,000	5,997,500
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	1,250	1,587,312
Series 2018, RB	5.00%	06/01/2032	3,000	3,758,370
Series 2018, RB	5.00%	06/01/2033	2,000	2,491,160
Series 2018, RB	5.00%	06/01/2034	1,760	2,184,283
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,429,375
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,292,830
Geisinger Authority (Geisinger Health System); Series 2020, Ref. RB	5.00%	04/01/2050	5,000	6,185,650
Pennsylvania (Commonwealth of);
Series 2013 1, GO Bonds	4.00%	04/01/2032	5,000	5,394,300
Series 2018 1, GO Bonds	5.00%	03/01/2032	10,000	12,714,100
Series 2018 1, GO Bonds	4.00%	03/01/2035	12,500	14,758,875
Series 2018 1, GO Bonds (INS - BAM)(b)	4.00%	03/01/2036	4,175	4,969,419
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2012, RB(g)(h)	5.00%	04/01/2022	5,605	6,021,900
Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	5,000	6,044,450
Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2033	5,000	6,017,950
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 E, RB	6.38%	12/01/2038	1,500	1,933,785
Series 2016, Ref. RB	5.00%	06/01/2030	5,000	5,870,550
Series 2017 3, Ref. RB	5.00%	12/01/2040	5,125	6,075,995
Series 2017 B-1, RB	5.00%	06/01/2042	7,750	9,065,872
Series 2018 A-2, RB	5.00%	12/01/2048	7,000	8,444,170
Series 2019 A, RB (INS - AGM)(b)	4.00%	12/01/2049	8,500	9,611,715
Pennsylvania Turnpike Commission; Series 2014 A-3, RB(i)	0.00%	12/01/2041	3,450	1,857,652
Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2036	1,000	1,193,570
Series 2019 B, RB	5.00%	11/01/2049	7,155	8,915,201
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2012 A, RB	5.63%	07/01/2042	3,500	3,693,480
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB(g)(h)	6.13%	03/15/2023	685	782,167
Philadelphia School District; Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,206,120
Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,689,440
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2035	280	340,108
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2036	255	307,507
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2029	1,000	1,250,440
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2030	1,305	1,623,055
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	890	1,098,376
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2033	710	874,479
				155,824,401

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–7.21%
Puerto Rico (Commonwealth of);
Series 2001 A, Ref. GO Bonds (INS - NATL)(b)	5.50%	07/01/2021	$500	$ 506,365
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(b)	6.00%	07/01/2027	1,365	1,400,490
Series 2004 A, GO Bonds (INS - AGC)(b)	5.00%	07/01/2034	5	5,026
Series 2006 A, GO Bonds(d)	5.25%	07/01/2030	4,020	2,869,275
Series 2008 A, GO Bonds(d)	5.00%	07/01/2023	2,610	1,843,312
Series 2008 A, GO Bonds(d)	5.13%	07/01/2028	3,000	2,126,250
Series 2009 B, Ref. GO Bonds(d)	6.50%	07/01/2037	5,000	3,618,750
Series 2009 B, Ref. GO Bonds(d)	6.00%	07/01/2039	6,200	4,456,250
Series 2009 C, Ref. GO Bonds(d)	6.00%	07/01/2039	2,000	1,407,500
Series 2011 A, GO Bonds(d)	5.75%	07/01/2041	3,335	2,196,931
Series 2011 A, Ref. GO Bonds(d)	6.00%	07/01/2040	3,000	2,032,500
Series 2011 C, Ref. GO Bonds(d)	5.75%	07/01/2036	9,000	5,906,250
Series 2011 E, Ref. GO Bonds(d)	6.00%	07/01/2029	4,895	3,304,125
Series 2011 E, Ref. GO Bonds(d)	5.38%	07/01/2030	1,250	820,313
Series 2011 E, Ref. GO Bonds(d)	5.63%	07/01/2033	4,000	2,640,000
Series 2012 A, Ref. GO Bonds(d)	5.25%	07/01/2023	3,000	1,980,000
Series 2012 A, Ref. GO Bonds(d)	5.50%	07/01/2026	6,645	4,385,700
Series 2012 A, Ref. GO Bonds(d)	5.75%	07/01/2028	5,000	3,300,000
Series 2012 A, Ref. GO Bonds(d)	5.50%	07/01/2039	8,225	5,449,062
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB	5.25%	07/01/2029	1,885	1,958,044
Series 2012 A, RB	5.75%	07/01/2037	5,400	5,622,750
Series 2012 A, RB	5.25%	07/01/2042	5,880	6,049,050
Series 2012 A, RB	6.00%	07/01/2047	10,090	10,531,437
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - NATL)(b)	5.00%	07/01/2023	30	30,195
Series 2005 RR, RB (INS - NATL)(b)	5.00%	07/01/2024	260	262,122
Series 2005 SS, Ref. RB (INS - NATL)(b)	5.00%	07/01/2025	4,000	4,032,640
Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2025	1,690	1,740,666
Series 2008 WW-RSA-1, RB(d)	5.38%	07/01/2023	2,750	1,904,375
Series 2008 WW-RSA-1, RB(d)	5.25%	07/01/2025	1,985	1,372,131
Series 2010 AAA-RSA-1, RB(d)	5.25%	07/01/2028	2,830	1,956,237
Series 2010 CCC-RSA-1, RB(d)	5.00%	07/01/2022	1,850	1,276,500
Series 2010 CCC-RSA-1, RB(d)	5.00%	07/01/2028	2,500	1,725,000
Series 2010 XX, RB(d)	5.25%	07/02/2040	1,670	1,154,388
Series 2010 ZZ-RSA-1, Ref. RB(d)	5.25%	07/01/2022	410	283,413
Series 2010 ZZ-RSA-1, Ref. RB(d)	5.25%	07/01/2025	405	279,956
Series 2016 E-1, RB(d)	10.00%	01/01/2021	500	381,875
Series 2016 E-2, RB(d)	10.00%	07/01/2021	500	381,875
Puerto Rico (Commonwealth of) Government Employees Retirement System; Series 2008 A, RB(d)	6.45%	07/01/2055	10,000	1,525,000
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2003 A-A, RB (INS - AGC)(b)	5.00%	07/01/2035	10	10,047
Series 2003 G, RB (INS - NATL)(b)	5.00%	07/01/2033	20	20,140
Series 2004 I, RB (INS - FGIC)(b)(k)	5.00%	07/01/2022	40	32,330
Series 2007 M, RB(d)	5.00%	07/01/2046	3,500	1,548,750
Puerto Rico (Commonwealth of) Industrial Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 1995 A, RB	5.63%	07/01/2022	1,040	1,041,300
Series 2002 A, Ref. RB (INS - ACA)(b)	5.00%	08/01/2032	1,230	1,232,718
Series 2012, Ref. RB	5.00%	10/01/2022	190	189,821
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 A, RB (INS - FGIC)(b)(k)	5.50%	07/01/2024	850	687,013
Series 2005 A, RB (INS - FGIC)(b)(k)	5.50%	07/01/2028	750	606,188
Series 2005 A, RB (INS - FGIC)(b)(d)(i)	0.00%	07/01/2030	8,000	3,565,360
Series 2005 A, RB (INS - FGIC)(b)(d)(i)	0.00%	07/01/2031	8,695	3,695,375
Series 2005 B, RB(d)	5.00%	07/01/2041	65	7,069

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2002 D, RB(d)	5.38%	07/01/2033	$4,940	$ 3,877,900
Series 2007 M-2, Ref. RB (INS - AMBAC)(b)	10.00%	07/01/2035	1,910	2,027,637
Series 2007 M-3, Ref. RB (INS - NATL)(b)	6.00%	07/01/2028	10,000	10,260,000
Series 2007 N, RB(d)	5.00%	07/01/2032	3,300	2,557,500
Series 2009 P, Ref. RB(d)	6.25%	07/01/2026	8,575	6,924,312
Series 2012 U, Ref. RB(d)	5.25%	07/01/2042	240	168,000
Puerto Rico Public Finance Corp.; Series 2011 B, RB(d)	5.50%	08/01/2031	5,615	103,316
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2031	3,043	2,242,813
Series 2018 A-1, RB(i)	0.00%	07/01/2033	3,425	2,321,568
Series 2018 A-1, RB(i)	0.00%	07/01/2046	34,472	9,888,983
Series 2018 A-1, RB(i)	0.00%	07/01/2051	28,082	5,805,111
Series 2018 A-1, RB	4.75%	07/01/2053	9,853	10,355,897
Series 2018 A-1, RB	5.00%	07/01/2058	4,400	4,697,880
Series 2019 A-2, RB	4.54%	07/01/2053	387	401,230
Series 2019 A-2, RB	4.78%	07/01/2058	5,172	5,447,719
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2026	1,305	1,280,531
Series 2006 P, Ref. RB	5.00%	06/01/2030	900	882,000
Series 2006 Q, RB	5.00%	06/01/2036	150	147,000
				174,741,261

Rhode Island–0.25%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB(d)	7.25%	07/15/2035	4,915	884,700
Rhode Island Housing & Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	20	20,080
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	4,695	5,100,883
				6,005,663

South Carolina–0.13%
Richland (County of), SC; Series 2004, RB(e)	6.20%	11/01/2036	4,325	3,270,133

South Dakota–0.07%
Educational Enhancement Funding Corp.; Series 2013 B, RB	5.00%	06/01/2027	1,500	1,660,035

Tennessee–1.47%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2038	225	253,627
Series 2019 A-1, Ref. RB	4.00%	08/01/2044	455	504,700
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	340	410,013
Series 2019 A-2, Ref. RB	5.00%	08/01/2049	455	543,411
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2035	2,000	2,421,980
Series 2018 A, Ref. RB	5.00%	07/01/2036	3,000	3,619,230
Series 2018 A, Ref. RB	5.00%	07/01/2037	3,000	3,608,160
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(f)	5.13%	06/01/2036	200	209,976
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board; Series 2012, RB	5.00%	11/01/2027	500	518,700
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	7,000	8,019,060
Tennessee (State of) Metropolitan Nashville Airport Authority;
Series 2019 A, RB	4.00%	07/01/2049	2,500	2,818,625
Series 2019 A, RB	5.00%	07/01/2049	4,750	5,826,872
Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2027	5,665	6,966,307
				35,720,661

Texas–3.97%
Alamo Community College District; Series 2007, GO Bonds (INS - NATL)(b)	4.50%	08/15/2033	5	5,015
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2038	885	925,657

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	$1,300	$ 1,419,626
Cleveland Independent School District; Series 2020 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	6,500	7,778,485
Dallas (City of), TX (Civic Center Convention Complex); Series 2009, Ref. RB (INS - AGC)(b)	5.25%	08/15/2034	125	125,471
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(f)	5.00%	04/01/2032	1,100	1,148,884
Escondido Public Improvement District; Series 2008, RB(f)	7.25%	10/01/2033	4,113	4,113,987
Houston (City of), TX;
Series 2019 A, Ref. GO Bonds	4.00%	03/01/2049	3,870	4,449,107
Series 2020 C, Ref. RB	4.00%	11/15/2043	1,570	1,881,457
Series 2020 C, Ref. RB	4.00%	11/15/2049	10,000	11,875,100
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011, RB(g)(h)	6.50%	05/15/2021	300	313,120
Houston Independent School District; Series 2017, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	10,000	12,171,100
Huntsville (City of), TX; Series 2001, GO Ctfs. (INS - NATL)(b)	5.00%	08/15/2032	30	30,117
Lancaster Independent School District; Series 2015 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	40	40,062
Montgomery (County of), TX Toll Road Authority;
Series 2018, RB	5.00%	09/15/2043	2,000	2,195,320
Series 2018, RB	5.00%	09/15/2048	2,500	2,733,175
New Hope Cultural Education Facilities Finance Corp.;
Series 2013 A, RB(g)(h)	5.88%	04/01/2023	555	624,508
Series 2013 A, RB(g)(h)	6.00%	04/01/2023	780	879,317
Series 2016 A, RB	5.00%	04/01/2036	1,355	1,344,063
Series 2016 A-1, RB	5.00%	07/01/2031	140	141,772
Series 2018 A-1, RB (INS - AGM)(b)	5.00%	07/01/2048	250	283,498
Series 2018 A-1, RB (INS - AGM)(b)	5.00%	07/01/2058	850	959,284
Series 2019, RB(f)	5.00%	08/15/2039	425	441,333
Series 2019, RB(f)	5.00%	08/15/2049	150	154,436
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB	5.00%	07/01/2046	700	685,041
Series 2016, RB	5.00%	07/01/2051	600	565,824
North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - BAM)(b)	5.00%	01/01/2043	10,000	11,854,000
Northwest Independent School District; Series 2015, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2045	10,000	11,680,400
San Antonio (City of), TX Water System; Series 2020 A, Ref. RB	5.00%	05/15/2050	6,350	8,153,082
Texas Dormitory Finance Authority, Inc.;
Series 2001 A, RB (INS - ACA)(b)	5.75%	09/01/2027	110	109,688
Series 2001 A, RB (INS - ACA)(b)	6.00%	09/01/2033	485	479,777
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Management Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2039	5,000	5,559,400
Texas State Public Finance Authority Charter School Finance Corp.; Series 2006 A, RB	6.25%	09/01/2036	170	170,223
Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School); Series 2010 A, RB	5.80%	08/15/2040	1,085	1,086,649
				96,377,978

Utah–0.08%
Utah (State of) Charter School Finance Authority;
Series 2018, RB	5.00%	10/15/2038	720	856,152
Series 2019 A, RB(f)	5.38%	06/15/2049	1,110	1,122,199
				1,978,351

Vermont–0.04%
Burlington (City of), VT; Series 2012 A, GO Bonds(g)(h)	5.00%	11/01/2022	795	877,354

Virgin Islands–0.11%
Virgin Islands (Government of) Public Finance Authority;
Series 2012 A, RB (INS - AGM)(b)	5.00%	10/01/2032	1,080	1,164,132
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032	1,480	1,595,292
				2,759,424

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–0.58%
Celebrate North Community Development Authority; Series 2003 B, RB(d)	6.75%	03/01/2034	$333	$199,800

Chesapeake Bay Bridge & Tunnel District; Series 2016, RB (INS - AGM)(b)	5.00%	07/01/2041	8,950	10,603,155

Virginia (Commonwealth of) College Building Authority;
Series 2006, RB	5.00%	06/01/2026	950	944,775

Series 2006, RB	5.00%	06/01/2029	990	976,150

Series 2006, RB	5.00%	06/01/2036	585	556,171

Virginia Beach (City of), VA Development Authority; Series 2018, Ref. RB	5.00%	09/01/2036	715	796,903

				14,076,954

Washington–1.17%
Cowlitz County School District No. 458; Series 2019, GO Bonds (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2038	1,680	1,993,404

Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	60	60,057

King (County of), WA; Series 2020 A, Ref. RB	4.00%	01/01/2052	16,000	18,780,000

Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,461	1,461,942

Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2039	2,750	3,562,047

Washington (State of) Health Care Facilities Authority; Series 2017, Ref. RB	5.00%	08/15/2031	2,250	2,558,970

				28,416,420

West Virginia–0.16%
Brooke (County of), WV;
Series 2011 A, RB	6.50%	10/01/2031	1,960	1,937,068

Series 2011 A, RB	6.75%	10/01/2037	1,885	1,858,591

				3,795,659

Wisconsin–1.28%
Wisconsin (State of) Public Finance Authority;
Series 2012 A-1, RB	7.00%	10/01/2042	465	448,395

Series 2012 B-1, RB(i)	0.00%	10/01/2042	100	39,142

Series 2012 C-1, RB(i)	0.00%	10/01/2042	200	4,120

Series 2019 A, RB (INS - AGM)(b)	5.00%	07/01/2036	900	1,072,170

Series 2019 A, RB(f)	5.38%	06/01/2044	435	414,511

Series 2019 A, RB(f)	5.50%	06/01/2054	540	509,231

Series 2019 A, RB (INS - AGM)(b)	5.00%	07/01/2054	1,275	1,475,953

Series 2019 A, RB (INS - AGM)(b)	5.00%	07/01/2058	1,400	1,614,088

Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	395	414,999

Series 2012 A, RB	6.00%	07/15/2042	350	365,967

Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(f)	5.00%	06/15/2039	310	319,709

Wisconsin Center District; Series 2013 A, Ref. RB	5.00%	12/15/2029	1,475	1,575,315

Wisconsin Health & Educational Facilities Authority; Series 2018 XF2541, Revenue Ctfs.(j)	4.00%	11/15/2034	20,000	22,675,000

				30,928,600

TOTAL INVESTMENTS IN SECURITIES(o) –101.54% (Cost $2,387,016,260)				2,461,835,574

FLOATING RATE NOTE OBLIGATIONS–(2.92)%
Notes with interest and fee rates ranging from 0.60% to 0.73% at 08/31/2020 and contractual maturities of collateral ranging from 10/01/2032 to 06/01/2043 (See Note 1J)(p)				(70,840,000)

OTHER ASSETS LESS LIABILITIES–1.38%				33,597,264

NET ASSETS –100.00%				$2,424,592,838

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                     Invesco AMT-Free Municipal Income Fund

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2020 was $111,286,777, which represented 4.59% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $44,435,095, which represented 1.83% of the Fund’s Net Assets.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Zero coupon bond issued at a discount.
(j)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(k)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(l)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)	Security subject to crossover refunding.
(o)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.05%

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2020. At August 31, 2020, the Fund’s investments with a value of $138,196,705 are held by TOB Trusts and serve as collateral for the $70,840,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2020

Revenue Bonds	79.3%

General Obligation Bonds	15.8

Other	3.4

Pre-Refunded Bonds	1.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                     Invesco AMT-Free Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $2,387,016,260)	$2,461,835,574

Cash	14,290,111

Receivable for:
Investments sold	295,892

Fund shares sold	5,486,214

Interest	24,969,946

Investments matured, at value (Cost $13,633,280)	7,662,810

Investment for trustee deferred compensation and retirement plans	127,574

Other assets	870,035

Total assets	2,515,538,156

Liabilities:
Floating rate note obligations	70,840,000

Payable for:
Investments purchased	13,968,585

Dividends	1,539,128

Fund shares reacquired	3,516,954

Accrued fees to affiliates	760,769

Accrued interest expense	31,993

Accrued trustees’ and officers’ fees and benefits	85,086

Accrued other operating expenses	75,229

Trustee deferred compensation and retirement plans	127,574

Total liabilities	90,945,318

Net assets applicable to shares outstanding	$2,424,592,838

Net assets consist of:
Shares of beneficial interest	$2,538,258,185

Distributable earnings (loss)	(113,665,347)

$2,424,592,838

Net Assets:
Class A	$1,520,314,287

Class C	$177,114,428

Class Y	$720,869,796

Class R6	$6,294,327

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	196,374,653

Class C	23,063,461

Class Y	93,447,364

Class R6	812,586

Class A:
Net asset value per share	$7.74

Maximum offering price per share (Net asset value of $7.74 ÷ 95.75%)	$8.08

Class C:
Net asset value and offering price per share	$7.68

Class Y:
Net asset value and offering price per share	$7.71

Class R6:
Net asset value and offering price per share	$7.75

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                     Invesco AMT-Free Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2020

(Unaudited)

Investment income:
Interest	$ 42,722,086

Expenses:
Advisory fees	4,433,055

Administrative services fees	161,268

Custodian fees	5,628

Distribution fees:
Class A	1,694,702

Class C	1,007,844

Interest, facilities and maintenance fees	1,121,578

Transfer agent fees - A, C and Y	868,361

Transfer agent fees - R6	63

Registration and filing fees	89,272

Reports to shareholders	29,238

Professional services fees	48,308

Other	(57,802)

Total expenses	9,401,515

Less: Expense offset arrangement(s)	(595)

Net expenses	9,400,920

Net investment income	33,321,166

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	1,665,864

Change in net unrealized appreciation (depreciation) of investment securities	(77,709,330)

Net realized and unrealized gain (loss)	(76,043,466)

Net increase (decrease) in net assets resulting from operations	$(42,722,300)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                     Invesco AMT-Free Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2020, period ended February 29, 2020, and year ended July 31, 2019

(Unaudited)

	Six Months Ended	Seven Months Ended	Year Ended
	August 31, 2020	February 29, 2020	July 31, 2019

Operations:
Net investment income	$ 33,321,166	$ 42,188,576	$ 74,348,818

Net realized gain (loss)	1,665,864	3,533,133	(41,164,578)

Change in net unrealized appreciation (depreciation)	(77,709,330)	157,904,726	142,356,195

Net increase (decrease) in net assets resulting from operations	(42,722,300)	203,626,435	175,540,435

Distributions to shareholders from distributable earnings:
Class A	(29,754,674)	(29,897,275)	(42,820,041)

Class C	(3,395,903)	(3,915,384)	(9,512,120)

Class Y	(13,845,644)	(11,633,670)	(17,750,977)

Class R6	(94,130)	(58,238)	(72)

Total distributions from distributable earnings	(47,090,351)	(45,504,567)	(70,083,210)

Share transactions-net:
Class A	30,817,600	69,799,804	170,266,969

Class C	(44,447,548)	(44,237,501)	(104,038,611)

Class Y	161,161,358	37,668,131	49,562,422

Class R6	923,914	5,311,986	10,000

Net increase in net assets resulting from share transactions	148,455,324	68,542,420	115,800,780

Net increase in net assets	58,642,673	226,664,288	221,258,005

Net assets:
Beginning of period	2,365,950,165	2,139,285,877	1,918,027,872

End of period	$2,424,592,838	$2,365,950,165	$2,139,285,877

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                     Invesco AMT-Free Municipal Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/20	$8.04	$0.11	$(0.25)	$(0.14)	$(0.16)	$7.74	(1.64	)%(d)	$1,520,314	0.84	%(d)(e)	0.84	%(d)(e)	0.74	%(d)(e)	3.00	%(d)(e)	16%
Seven months ended 02/29/20	7.50	0.15	0.55	0.70	(0.16)	8.04	9.44		1,551,474	0.86	(f)	0.86	(f)	0.74	(f)	3.33	(f)	8.0
Year ended 07/31/19	7.12	0.28	0.36	0.64	(0.26)	7.50	9.22		1,378,279	0.12		1.02		0.80		3.86		27
Year ended 07/31/18	7.05	0.29	0.07	0.36	(0.29)	7.12	5.24		1,144,325	1.03		1.03		0.87		4.15		20
Year ended 07/31/17	7.12	0.31	(0.03)	0.28	(0.35)	7.05	4.08		1,248,082	1.02		1.02		0.83		4.48		25
Year ended 07/31/16	6.76	0.37	0.40	0.77	(0.41)	7.12	11.70		1,325,385	0.94		0.94		0.82		5.30		16
Year ended 07/31/15	6.84	0.42	(0.08)	0.34	(0.42)	6.76	4.88		1,237,668	1.04		1.04		0.87		6.04		9
Class C
Six months ended 08/31/20	7.97	0.08	(0.24)	(0.16)	(0.13)	7.68	(1.98)		177,114	1.60	(e)	1.60	(e)	1.50	(e)	2.24	(e)	16
Seven months ended 02/29/20	7.43	0.11	0.56	0.67	(0.13)	7.97	9.05		230,719	1.63	(f)	1.63	(f)	1.51	(f)	2.57	(f)	8
Year ended 07/31/19	7.06	0.22	0.36	0.58	(0.21)	7.43	8.34		258,540	1.78		1.78		1.56		3.10		27
Year ended 07/31/18	6.99	0.23	0.07	0.30	(0.23)	7.06	4.49		345,676	1.80		1.80		1.64		3.38		20
Year ended 07/31/17	7.07	0.26	(0.04)	0.22	(0.30)	6.99	3.19		380,460	1.78		1.78		1.59		3.73		25
Year ended 07/31/16	6.71	0.31	0.41	0.72	(0.36)	7.07	10.96		427,045	1.69		1.69		1.57		4.54		16
Year ended 07/31/15	6.80	0.37	(0.10)	0.27	(0.36)	6.71	3.98		373,089	1.80		1.80		1.63		5.30		9
Class Y
Six months ended 08/31/20	8.02	0.12	(0.26)	(0.14)	(0.17)	7.71	(1.64)		720,870	0.60	(e)	0.60	(e)	0.50	(e)	3.24	(e)	16
Seven months ended 02/29/20	7.47	0.16	0.56	0.72	(0.17)	8.02	9.77		578,082	0.62	(f)	0.62	(f)	0.50	(f)	3.57	(f)	8
Year ended 07/31/19	7.09	0.29	0.37	0.66	(0.28)	7.47	9.52		502,457	0.78		0.78		0.56		4.10		27
Year ended 07/31/18	7.03	0.30	0.06	0.36	(0.30)	7.09	5.36		428,027	0.79		0.79		0.63		4.39		20
Year ended 07/31/17	7.10	0.32	(0.03)	0.29	(0.36)	7.03	4.34		439,608	0.78		0.78		0.59		4.65		25
Year ended 07/31/16	6.74	0.38	0.41	0.79	(0.43)	7.10	12.00		438,950	0.70		0.70		0.58		5.51		16
Year ended 07/31/15	6.82	0.44	(0.09)	0.35	(0.43)	6.74	5.16		276,260	0.80		0.80		0.63		6.30		9
Class R6
Six months ended 08/31/20	8.05	0.13	(0.26)	(0.13)	(0.17)	7.75	(1.47)		6,294	0.53	(e)	0.53	(e)	0.43	(e)	3.31	(e)	16
Seven months ended 02/29/20	7.50	0.16	0.56	0.72	(0.17)	8.05	9.74		5,675	0.59	(f)	0.59	(f)	0.47	(f)	3.60	(f)	8
Period ended 07/31/19(g)	7.42	0.06	0.07	0.13	(0.05)	7.50	1.80		10	0.72	(f)	0.72	(f)	0.50	(f)	4.16	(f)	27

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended August 31, 2020.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,396,111, $199,926, $610,865 and $4,167 for Class A, Class C, Class Y and Class R6 shares, respectively.
(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                     Invesco AMT-Free Municipal Income Fund

Notes to Financial Statements

August 31, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco AMT-Free Municipal Income Fund, formerly Invesco Oppenheimer Rochester® AMT-Free Municipal Fund, (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature will change from ten years to eight years. The first conversion of Class C shares to Class A shares would occur at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of

30                     Invesco AMT-Free Municipal Income Fund

the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations - The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider

31                     Invesco AMT-Free Municipal Income Fund

will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Other Risks - The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

L.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Next $4 billion	0.350%
Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2020, the effective advisory fee rate incurred by the Fund was 0.40%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.84%, 1.59%, 0.59% and 0.49%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

32                     Invesco AMT-Free Municipal Income Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2020, IDI advised the Fund that IDI retained $38,864 in front-end sales commissions from the sale of Class A shares and $20,550 and $11,034 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2020, there were transfers from Level 3 to Level 2 of $1,161,191, due to availability of market data for these securities and from Level 2 to Level 3 of $2,227,700, due to lack of availability of market data for these securities.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$2,425,885,275	$35,950,299	$2,461,835,574

Other Investments - Assets

Investments Matured	–	5,230,269	2,432,541	7,662,810

Total Investments	$–	$2,431,115,544	$38,382,840	$2,469,498,384

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2020:

						Change in
				Accrued		Unrealized	Transfers	Transfers
	Value	Purchases	Proceeds	Discounts/	Realized	Appreciation	into	out of	Value
	February 29, 2020	at Cost	from Sales	Premiums	Gain (Loss)	(Depreciation)	Level 3	Level 3	August 31, 2020

Municipal Obligations	$37,662,997	$113,460	$(1,996,216)	$96,510	$39,584	$(1,032,545)	$2,227,700	$(1,161,191)	$35,950,299

Investments Matured	2,551,166	10,620	-	-	-	(129,245)	-	-	2,432,541

Total	$40,214,163	$124,080	$(1,996,216)	$96,510	$39,584	$(1,161,790)	$2,227,700	$(1,161,191)	$38,382,840

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $595.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under

33                     Invesco AMT-Free Municipal Income Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

    Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2020 were $70,665,000 and 1.17%, respectively.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of February 29, 2020, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$13,153,980	$198,589,559	$211,743,539

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2020 was $379,090,944 and $365,228,761, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$150,872,373

Aggregate unrealized (depreciation) of investments	(102,240,654)

Net unrealized appreciation of investments	$48,631,719

    Cost of investments for tax purposes is $2,420,866,665.

NOTE 9–Share Information

	Summary of Share Activity
	Six months ended August 31, 2020(a)		Seven months ended February 29, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount
Sold:
Class A	29,685,082	$226,154,807	18,246,658	$139,874,692	50,178,815	$ 364,955,299
Class C	2,383,898	17,933,091	1,851,867	14,037,060	4,487,667	32,043,254
Class Y	34,752,772	261,548,781	12,532,149	95,781,433	20,301,881	145,423,152
Class R6(b)	394,069	3,035,234	717,794	5,423,876	1,348	10,000

Issued as reinvestment of dividends:
Class A	2,049,144	15,361,982	3,378,316	25,910,666	5,040,556	36,388,723
Class C	240,555	1,784,707	420,443	3,195,660	1,106,864	7,903,014
Class Y	1,037,632	7,776,098	1,295,804	9,907,542	2,048,456	14,735,837
Class R6(b)	11,244	84,698	7,135	55,427	-	-

Automatic conversion of Class C shares to Class A shares:
Class A	5,473,736	41,929,149	5,360,877	40,964,301	-	-
Class C	(5,518,012)	(41,929,149)	(5,403,995)	(40,964,301)	-	-

34                     Invesco AMT-Free Municipal Income Fund

			Summary of Share Activity

	Six months ended		Seven months ended		Year ended
	August 31, 2020(a)		February 29, 2020		July 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Reacquired:
Class A	(33,724,112)	$(252,628,338)	(17,909,321)	$(136,949,855)	(32,194,363)	$(231,077,053)

Class C	(2,979,429)	(22,236,197)	(2,707,809)	(20,505,920)	(19,794,957)	(143,984,879)

Class Y	(14,459,829)	(108,163,521)	(8,945,093)	(68,020,844)	(15,452,038)	(110,596,567)

Class R6(b)	(298,109)	(2,196,018)	(20,895)	(167,317)	-	-

Net increase in share activity	19,048,641	$148,455,324	8,823,930	$68,542,420	15,724,229	$115,800,780

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date after the close of business on May 24, 2019.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

35                     Invesco AMT-Free Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (03/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)
		Ending Account Value (08/31/20)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$983.60	$4.20	$1,020.97	$4.28	0.84%
Class C	1,000.00	980.20	7.99	1,017.14	8.13	1.60
Class Y	1,000.00	983.60	3.00	1,022.18	3.06	0.60
Class R6	1,000.00	986.70	2.65	1,022.53	2.70	0.53

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

36                     Invesco AMT-Free Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco AMT-Free Municipal Income Fund’s (formerly, Invesco Oppenheimer Rochester® AMT-Free Municipal Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the

Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays Municipal Bond Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The

37                     Invesco AMT-Free Municipal Income Fund

Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

38                     Invesco AMT-Free Municipal Income Fund

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	Invesco Distributors, Inc.	0-ROAFM-SAR-1

Semiannual Report to Shareholders	August 31, 2020

Invesco California Municipal Fund
Effective September 30, 2020, Invesco Oppenheimer Rochester® California Municipal Fund was renamed Invesco California Municipal Fund.
Nasdaq:
A: OPCAX ∎ C: OCACX ∎ Y: OCAYX ∎ R6: IORCX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
23	Financial Statements
26	Financial Highlights
27	Notes to Financial Statements
33	Fund Expenses
34	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED     |     MAY LOSE VALUE     |     NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                        Invesco California Municipal Fund

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 2/29/20 to 8/31/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.85%
Class C Shares	-1.12
Class Y Shares	-0.72
Class R6 Shares	-0.72
Bloomberg Barclays Municipal Bond Index▼	0.19
U.S. Consumer Price Index∎	0.48
Source(s): ▼RIMES Technologies Corp; ∎ Bloomberg L.P.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
The U.S. Consumer Price Index is a measure of change in consumer prices as determined by the U.S. Bureau of Labor Statistics.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                        Invesco California Municipal Fund

Average Annual Total Returns
As of 8/31/20, including maximum applicable sales charges
Class A Shares
Inception (11/3/88)	5.54%
10 Years	5.76
5 Years	5.43
1 Year	-0.91

Class C Shares
Inception (11/1/95)	4.64%
10 Years	5.42
5 Years	5.57
1 Year	1.70

Class Y Shares
Inception (11/29/10)	7.15%
5 Years	6.60
1 Year	3.72

Class R6 Shares
10 Years	6.28%
5 Years	6.43
1 Year	3.78

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester California Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® California Municipal Fund (the Fund). Returns shown above, prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a

CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                        Invesco California Municipal Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing

HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                        Invesco California Municipal Fund

Schedule of Investments

August 31, 2020

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–105.10%

California–98.92%
ABAG Finance Authority for Nonprofit Corps. (Casa de las Campanas, Inc.); Series 2010, RB (INS - Cal-Mortgage)(a)	6.00%	09/01/2037	$3,000	$3,018,420
ABAG Finance Authority for Nonprofit Corps. (Palo Alto Garden Apartments; Series 1999 A, RB(b)	5.35%	10/01/2029	25	25,064
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	500	547,790
Adelanto (City of), CA Community Facilities District; Series 2015 A, RB	5.00%	09/01/2045	1,000	1,099,980
Adelanto (City of), CA Improvement Agency; Series 1993 B, Ref. RB (INS - FGIC)(a)	5.50%	12/01/2023	20	20,097
Adelanto (City of), CA Public Utility Authority; Series 2014 A, RB	5.00%	07/01/2024	915	917,910
Series 2014 A, RB	5.00%	07/01/2039	5,710	6,062,535
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	07/01/2039	2,000	2,448,340
Alhambra Elementary School District (Election of 1999); Series 1999 A, GO Bonds (INS - AGM)(a)(c)	0.00%	09/01/2020	1,925	1,925,000
Anaheim (City of), CA Public Financing Authority (Anaheim Convention Center Expansion); Series 2014 A, Ref. RB	5.00%	05/01/2034	1,350	1,504,696
Anaheim (City of), CA Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB(d)(e)	5.38%	04/01/2021	2,500	2,576,525
Apple Valley (Town of), CA Redevelopment Agency (Project Area No. 2); Series 2007, RB (INS - AMBAC)(a)	5.00%	06/01/2032	25	25,057
Atwater (City of), CA;
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	05/01/2040	1,250	1,504,362
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	05/01/2043	1,300	1,554,709
Bakersfield (City of), CA (Assessment District No. 05-1);
Series 2005, RB	5.35%	09/02/2022	415	415,000
Series 2005, RB	5.40%	09/02/2025	1,130	1,130,000
Bakersfield (City of), CA (Assessment District No. 07-2); Series 2008, RB	7.38%	09/02/2028	990	1,001,880
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(f)	5.00%	04/01/2056	3,465	4,056,233
Series 2017, Ref. RB	4.00%	04/01/2037	1,720	1,976,899
Series 2017, Ref. RB	4.00%	04/01/2049	630	709,714
Beaumont (City of), CA (Community Facilities District No. 2016-1);
Series 2019, RB	5.00%	09/01/2030	125	146,634
Series 2019, RB	5.00%	09/01/2031	140	163,059
Series 2019, RB	5.00%	09/01/2049	775	871,860
Beaumont (City of), CA Financing Authority; Series 1994 A, RB	7.00%	09/01/2023	5	5,013
Beaumont (City of), CA Financing Authority (Improvement Area No. 17A); Series 2013 B, RB	5.00%	09/01/2034	635	684,409
Beaumont (City of), CA Financing Authority (Improvement Area No. 17B); Series 2011 A, RB(d)(e)	6.38%	09/01/2021	1,500	1,591,455
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	1,560	1,784,406
Beaumont (City of), CA Financing Authority (Improvement Area No. 19C); Series 2013 A, RB	5.00%	09/01/2036	745	800,383
Beaumont (City of), CA Financing Authority (Improvement Area No. 8C);
Series 2012 A, RB(d)(e)	5.13%	09/01/2022	115	126,162
Series 2012 A, RB(d)(e)	5.25%	09/01/2022	120	131,946
Series 2012 A, RB(d)(e)	5.63%	09/01/2022	250	276,755
Series 2012 A, RB(d)(e)	5.88%	09/01/2022	4,405	4,898,316
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(c)	0.00%	08/01/2026	1,465	1,400,452
Series 2009, GO Bonds(c)	0.00%	08/01/2032	3,045	2,508,471
Blythe (City of), CA Community Facilities District No. 2004-1; Series 2005, RB	5.30%	09/01/2035	500	507,305
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1);
Series 2011 A, RB	9.75%	05/01/2038	2,055	2,149,468
Series 2015, Ref. RB	5.00%	05/01/2038	1,000	1,119,590
Brea (City of), CA Redevelopment Agency; Series 2011 A, RB(c)(d)(e)	0.00%	08/01/2021	11,240	4,482,853
Calexico (City of), CA Community Facilities District No. 2005-1;
Series 2006, RB(g)	5.50%	09/01/2036	2,500	700,000
Series 2006, RB(g)	5.55%	09/01/2036	2,325	999,750
Calexico (City of), CA Community Redevelopment Agency Successor Agency (Merged Central Business District & Residential Redevelopment Project Area); Series 2011, RB(d)(e)	7.25%	08/01/2021	35	37,248

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (County of), CA Tobacco Securitization Agency;
Series 2020 A, Ref. RB	4.00%	06/01/2037	$550	$652,735
Series 2020 A, Ref. RB	4.00%	06/01/2039	1,200	1,415,244
Series 2020 A, Ref. RB	4.00%	06/01/2049	2,000	2,248,820
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	1,140	1,347,263
Series 2020 B-2, Ref. RB(c)	0.00%	06/01/2055	22,000	3,938,440
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(c)	0.00%	06/01/2055	332,360	25,309,214
California (County of), CA Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, RB(c)	0.00%	06/01/2033	4,215	2,027,794
California (State of);
Series 1992, GO Bonds	5.50%	10/01/2022	5	5,156
Series 1996, GO Bonds (INS - AMBAC)(a)	5.25%	06/01/2021	10	10,126
Series 2000, GO Bonds	5.75%	05/01/2030	5	5,022
Series 2010, GO Bonds	6.00%	03/01/2033	505	508,015
Series 2010, GO Bonds	5.25%	11/01/2040	3,000	3,023,340
Series 2011, GO Bonds	5.00%	09/01/2032	2,450	2,562,308
Series 2011, GO Bonds	5.00%	10/01/2041	2,500	2,620,200
Series 2012, Ref. GO Bonds	5.00%	02/01/2038	3,550	3,769,319
Series 2015, GO Bonds	5.00%	08/01/2045	1,000	1,187,200
Series 2016, GO Bonds(f)	5.00%	09/01/2045	3,400	4,155,548
Series 2017, Ref. GO Bonds	5.00%	08/01/2035	14,370	18,056,754
Series 2017, Ref. GO Bonds	5.00%	08/01/2036	10,000	12,327,900
Series 2020, GO Bonds	4.00%	03/01/2046	6,600	7,831,098
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College);
Series 2018, RB	5.25%	05/01/2048	665	684,385
Series 2018, RB	5.25%	05/01/2053	2,500	2,564,800
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(h)	5.00%	04/01/2049	4,555	5,114,946
California (State of) Community Housing Agency (Serenity at Larkspur); Series 2020 A, RB(h)	5.00%	02/01/2050	4,500	5,098,995
California (State of) County Tobacco Securitization Agency;
Series 2007 B, RB	5.10%	06/01/2028	580	580,389
Series 2007 D, RB(c)(h)	0.00%	06/01/2057	45,600	2,818,992
Series 2007 E, RB(c)(h)	0.00%	06/01/2057	51,500	2,668,215
Series 2007 F, RB(c)(h)	0.00%	06/01/2057	55,250	2,750,345
Series 2014, Ref. RB	4.00%	06/01/2029	4,490	4,509,846
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	12,065	12,076,703
Series 2002, RB	6.00%	06/01/2042	18,675	18,693,115
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.00%	06/01/2035	9,640	9,649,351
Series 2002, RB	6.13%	06/01/2038	9,700	9,701,649
Series 2006 A, RB(c)	0.00%	06/01/2046	62,110	11,970,460
Series 2006 C, RB(c)	0.00%	06/01/2055	71,700	6,521,115
Series 2006 D, RB(c)	0.00%	06/01/2055	309,500	22,042,590
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2005 A, Ref. RB	5.13%	06/01/2038	3,555	3,564,598
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,875	1,876,819
California (State of) Department of Water Resources (Central Valley); Series 2015 XF2030, Revenue Ctfs.(d)(f)	5.25%	12/01/2035	290	293,660
California (State of) Educational Facilities Authority (Loma Linda University);
Series 2017 A, Ref. RB	5.00%	04/01/2042	1,715	1,948,480
Series 2017 A, Ref. RB	5.00%	04/01/2047	1,000	1,129,740
California (State of) Educational Facilities Authority (Pepperdine University); Series 2016, Ref. RB	5.00%	10/01/2049	5,000	5,966,050
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB(f)	5.25%	04/01/2040	4,520	7,065,890

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Educational Facilities Authority (University of San Francisco);
Series 2011, RB(d)(e)	6.13%	10/01/2021	$615	$653,616
Series 2011, Ref. RB(d)(e)	6.13%	10/01/2021	635	674,872
Series 2018 A, RB	5.00%	10/01/2043	2,730	3,270,049
California (State of) Enterprise Development Authority (Sunpower Corp. - Headquarters); Series 2010, RB	8.50%	04/01/2031	2,500	2,527,675
California (State of) Health Facilities Financing Authority; Series 2019, RB	5.00%	11/15/2049	1,690	1,995,924
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2011 A, RB	5.25%	03/01/2041	2,500	2,550,875
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center);
Series 2015, Ref. RB	5.00%	11/15/2031	1,300	1,567,722
Series 2015, Ref. RB	5.00%	11/15/2032	1,250	1,503,825
Series 2015, Ref. RB	5.00%	11/15/2033	1,000	1,200,040
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,715	1,928,878
California (State of) Health Facilities Financing Authority (Community Program for Persons with Developmental Disabilities); Series 2011 A, RB (INS - Cal-Mortgage)(a)	6.25%	02/01/2026	2,030	2,081,298
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	560	624,350
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2037	1,000	1,098,940
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB(d)(e)	5.25%	11/15/2021	2,000	2,120,520
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2048	10,000	12,014,400
Series 2018 A, RB	5.00%	11/15/2048	3,000	3,604,320
California (State of) Housing Finance Agency;
Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	8,865	9,796,043
Series 2019 A-1, RB	4.25%	01/15/2035	6,601	7,442,072
California (State of) Housing Finance Agency (Verdant at Green Valley); Series 2019 A, RB(h)	5.00%	08/01/2049	5,360	6,040,934
California (State of) Municipal Finance Authority;
Series 2019 A, Ref. RB(h)	5.00%	11/01/2029	990	1,117,779
Series 2019 A, Ref. RB(h)	5.00%	11/01/2039	1,475	1,595,021
Series 2019 A, Ref. RB(h)	5.00%	11/01/2049	1,700	1,802,153
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,515	2,779,427
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(h)	5.00%	06/01/2038	280	297,520
Series 2018 A, RB(h)	5.00%	06/01/2048	380	397,727
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(h)	5.00%	11/01/2046	1,000	1,032,570
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2039	2,665	2,943,413
Series 2014 A, RB	5.25%	08/15/2049	1,420	1,555,979
California (State of) Municipal Finance Authority (Caritas Projects);
Series 2012 A, RB	5.50%	08/15/2047	6,500	6,862,895
Series 2017 A, Ref. RB	4.00%	08/15/2037	1,055	1,139,316
California (State of) Municipal Finance Authority (Casa Griffin Apartments); Series 2011 A-1, RB	5.75%	10/01/2034	250	254,308
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	5,900	6,759,630
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing); Series 2018, RB	5.00%	05/15/2043	3,000	3,438,000
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2049	2,660	3,145,689
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2034	3,750	4,424,625
Series 2017 A, Ref. RB	5.00%	02/01/2035	4,000	4,707,600
Series 2017 A, Ref. RB	5.00%	02/01/2036	2,000	2,346,220
Series 2017 A, Ref. RB	5.00%	02/01/2037	1,000	1,169,740
Series 2017 A, Ref. RB	5.00%	02/01/2042	625	723,056
Series 2017 A, Ref. RB	5.00%	02/01/2047	1,380	1,585,592

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	$1,000	$1,122,800
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB(d)(e)	5.75%	01/01/2022	2,315	2,479,504
Series 2011, RB(d)(e)	6.00%	01/01/2022	1,000	1,073,810
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(h)	6.63%	01/01/2032	1,070	1,053,618
Series 2012, RB(h)	6.88%	01/01/2042	2,135	2,084,571
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada); Series 2012 A, RB(h)	5.75%	01/01/2022	280	279,303
California (State of) Municipal Finance Authority (Humangood Obligation Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	1,695	1,961,607
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(b)	5.00%	12/31/2036	8,000	9,364,960
Series 2018 A, RB(b)	5.00%	12/31/2038	2,005	2,332,697
Series 2018 A, RB(b)	5.00%	12/31/2043	15,200	17,466,016
Series 2018 A, RB(b)	5.00%	12/31/2047	3,000	3,433,020
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	2,750	2,959,825
California (State of) Municipal Finance Authority (OCEAA); Series 2008 A, RB	7.00%	10/01/2039	1,500	1,502,820
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II); Series 2018 A, RB	5.00%	06/01/2048	5,360	6,407,666
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(h)	5.00%	07/01/2049	600	630,900
California (State of) Municipal Finance Authority (Southwestern Law School);
Series 2011, RB	6.50%	11/01/2031	600	635,544
Series 2011, RB	6.50%	11/01/2041	1,250	1,316,250
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2034	620	664,237
California (State of) Municipal Finance Authority (Town and Country Manor); Series 2019, Ref. RB (INS - Cal-Mortgage)(a)	5.00%	07/01/2049	4,020	4,916,138
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(b)	4.00%	07/15/2029	16,780	16,791,746
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	600	700,998
California (State of) Municipal Finance Authority (Waste Management, Inc.); Series 2019 A, RB(b)(e)	2.40%	10/01/2029	8,000	8,655,760
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	1,500	1,560,525
California (State of) Pollution Control Finance Authority; Series 2012, RB(b)(h)	5.00%	07/01/2037	3,000	3,130,530
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/26/2017; Cost $10,555,000)(b)(h)(i)	7.00%	12/01/2027	3,500	1,750,000
Series 2017, RB (Acquired 08/15/2017; Cost $5,000,000)(b)(h)(i)	8.00%	12/01/2027	2,000	600,000
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(b)(h)(i)	7.50%	07/01/2032	1,425	826,500
Series 2017, RB(b)(h)(i)	8.00%	07/01/2039	1,900	1,102,000
California (State of) Pollution Control Financing Authority (San Diego County Water Authority);
Series 2019, Ref. RB(h)	5.00%	11/21/2045	3,500	4,026,365
California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2015 B-1, Ref. RB(b)	3.00%	11/01/2025	1,500	1,641,090
California (State of) Public Finance Authority (LaVerne Elementary Preparatory Academy); Series 2019 A, RB(h)	5.00%	06/15/2049	1,400	1,424,276
California (State of) Public Finance Authority (Trinity Classical Academy);
Series 2019 A, RB(h)	5.00%	07/01/2036	400	420,668
Series 2019 A, RB(h)	5.00%	07/01/2044	630	648,541
Series 2019 A, RB(h)	5.00%	07/01/2054	1,600	1,634,384
California (State of) Public Works Board;
Series 2011 D, RB	5.00%	12/01/2031	1,250	1,320,600
Series 2016 D, Ref. RB	4.00%	04/01/2033	11,905	13,844,205
California (State of) Public Works Board (Department of Corrections & Rehabilitation); Series 2011 C, RB	5.75%	10/01/2031	2,000	2,114,560
California (State of) Public Works Board (Department of Mental Health); Series 2006 I, RB	5.00%	11/01/2031	900	903,384
California (State of) Public Works Board (Various Capital); Series 2011 A, RB	5.13%	10/01/2031	2,000	2,101,100
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	3,000	3,481,290

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	$840	$935,080
Series 2015, RB(h)	5.00%	07/01/2045	1,265	1,401,544
California (State of) School Finance Authority (Aspire Public Schools);
Series 2015 A, Ref. RB(h)	5.00%	08/01/2045	1,000	1,112,060
Series 2016, Ref. RB(h)	5.00%	08/01/2046	750	833,340
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(h)	6.25%	07/01/2037	1,250	1,367,325
California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2019, RB(h)	5.00%	07/01/2043	2,000	2,217,500
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB(h)	5.00%	08/01/2045	1,500	1,649,160
Series 2018 A, RB(h)	5.00%	08/01/2038	1,000	1,172,560
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(h)	5.00%	07/01/2045	500	555,890
Series 2017 A, RB(h)	5.00%	07/01/2037	590	689,309
Series 2017 A, RB(h)	5.00%	07/01/2047	1,240	1,424,450
California (State of) School Finance Authority (Kipp Socal Public Schools); Series 2019 A, RB(h)	5.00%	07/01/2049	1,700	2,015,979
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	1,550	1,593,369
California (State of) Statewide Communities Development Authority;
Series 1993 B, Ref. RB	7.00%	07/01/2022	5	5,012
Series 2003, RB(b)(c)	0.00%	09/01/2028	100	56,014
Series 2003, RB(b)(c)	0.00%	09/01/2034	100	35,714
Series 2020, RB	4.00%	09/01/2040	400	420,440
Series 2020, RB	4.00%	09/01/2050	840	868,694
Series 2020, RB(h)	7.25%	09/01/2050	4,255	4,420,307
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	775	924,978
Series 2015, Ref. RB	5.00%	03/01/2045	2,315	2,689,220
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools);
Series 2012 A, RB	6.38%	07/01/2047	2,000	2,061,080
Series 2012, RB	6.10%	07/01/2032	820	845,969
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB	5.13%	11/01/2023	580	600,312
Series 2017 A, Ref. RB(h)	5.00%	11/01/2041	875	914,016
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2002-1); Series 2002 1, RB(b)	6.75%	09/01/2037	50	50,080
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2037	3,010	3,308,291
California (State of) Statewide Communities Development Authority (Community Facilities District No. 97-1); Series 1997, RB(c)	0.00%	09/01/2022	25	22,609
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB(d)(e)	5.25%	11/01/2020	1,675	1,689,053
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017, Ref. RB	5.00%	04/01/2047	3,390	3,808,190
California (State of) Statewide Communities Development Authority (Guidance Charter School);
Series 2017 A, RB (Acquired 03/09/2017; Cost $ 5,420,000)(h)(i)(j)	6.50%	07/01/2037	1,400	546,000
Series 2017 A, RB (Acquired 03/09/2017; Cost $ 19,790,000)(h)(i)(j)	6.75%	07/01/2052	5,100	1,989,000
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB (INS - AGM)(a)	5.25%	10/01/2043	600	672,960
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(b)	5.20%	06/01/2036	2,605	2,611,174
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital); Series 2014 B, Ref. RB	5.00%	07/01/2044	750	830,348
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A, Ref. RB	5.00%	08/15/2051	3,000	3,466,260

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(h)	5.00%	06/01/2046	$1,000	$1,013,380
Series 2019, RB(h)	5.00%	06/01/2034	375	393,668
Series 2019, RB(h)	5.00%	06/01/2039	100	103,356
Series 2019, RB(h)	5.00%	06/01/2051	295	299,688
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.50%	12/01/2054	1,500	1,611,675
Series 2016 A, RB(h)	5.25%	12/01/2056	830	893,769
Series 2018 A, RB(h)	5.50%	12/01/2058	5,000	5,505,500
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California);
Series 2018, RB	5.00%	01/01/2043	1,000	1,160,690
Series 2018; RB	5.00%	01/01/2048	495	568,710
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC- California College of the Arts);
Series 2019, RB(h)	5.25%	07/01/2039	1,640	1,651,398
Series 2019, RB(h)	5.25%	07/01/2049	3,375	3,322,991
California (State of) Statewide Communities Development Authority (Pacific Highlands Ranch); Series 2019, RB	5.00%	09/02/2049	650	733,233
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program); Series 2019 B, RB	5.00%	09/02/2049	1,500	1,682,175
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB	5.63%	10/01/2032	1,000	1,045,320
California (State of) Statewide Communities Development Authority (Total Road Improvement Program); Series 2012 A, COP	6.00%	06/01/2042	2,845	3,072,145
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2040	1,200	1,318,284
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments); Series 2012, Ref. RB	5.38%	05/15/2038	2,000	2,039,740
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	2,815	2,896,382
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization);
Series 2002, RB	6.00%	05/01/2043	45	45,410
Series 2006 A, RB(c)	0.00%	06/01/2046	8,000	1,640,560
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	8,625	8,656,826
Series 2002 B, RB	6.00%	05/01/2037	1,045	1,048,856
Series 2002 B, RB	6.00%	05/01/2043	705	711,416
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.); Series 2005, Ref. RB	5.13%	06/01/2038	110	110,297
California Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group);
Series 2015 A, Ref. RB	5.00%	11/01/2041	6,265	6,968,935
Series 2015, Ref. RB	5.00%	11/01/2035	1,000	1,120,300
California Municipal Finance Authority; Series 2020-XF2863, Ctfs.(f)	5.00%	06/01/2048	21,000	25,104,660
California Municipal Finance Authority (UCR North District Phase 1 Student); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2052	5,875	6,935,202
California Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	1,000	1,120,940
Series 2017, Ref. RB	5.00%	10/15/2047	1,000	1,100,980
California State University; Series 2012 A, RB(f)	5.00%	11/01/2037	6,750	7,390,980
California Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	1,140	1,267,919
Series 2017, RB	5.00%	09/02/2046	1,265	1,382,809
California Statewide Communities Development Authority (Statewide Community Infrastructure Program); Series 2019 C, RB	5.00%	09/02/2049	700	785,015
Calimesa (City of), CA;
Series 2020, RB	4.00%	09/01/2045	605	654,211
Series 2020, RB	4.00%	09/01/2050	575	618,160

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Carlsbad (City of), CA (Assessment District No. 96-1); Series 1998, RB	5.50%	09/02/2028	$20	$20,370
Carson (City of), CA Public Financing Authority; Series 2019, RB	5.00%	09/02/2030	545	691,621
Carson (City of), CA Redevelopment Agency Successor Agency; Series 2007 A, RB (INS - AMBAC)(a)	4.50%	01/01/2032	95	95,150
Central Basin Municipal Water District; Series 2018 A, Ref. RB	5.00%	08/01/2044	3,035	3,319,167
Cerritos Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2043	1,870	2,136,606
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	1,100	1,286,252
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2035	865	1,008,737
Chino Valley Unified School District;
Series 2020 B, GO Bonds	4.00%	08/01/2045	3,000	3,552,450
Series 2020 B, GO Bonds	5.00%	08/01/2055	10,995	14,153,973
Chula Vista (City of), CA (San Diego Gas & Electric Co.);
Series 2004 B, IDR	5.88%	02/15/2034	5,000	5,018,650
Series 2004 D, IDR	5.88%	01/01/2034	2,000	2,007,460
Series 2004 F, Ref. IDR(b)	4.00%	05/01/2039	12,480	12,490,858
Clovis (City of), CA;
Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2030	1,060	1,296,221
Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2031	500	610,340
Clovis (City of), CA Public Financing Authority; Series 2008 A, RB (INS - NATL)(a)	4.63%	08/01/2029	35	35,104
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(a)(c)	0.00%	08/01/2029	735	651,335
Coachella (City of), CA (Community Facilities District No. 2018-1);
Series 2018, RB(h)	5.00%	09/01/2030	585	674,955
Series 2018, RB(h)	5.00%	09/01/2038	1,090	1,218,162
Series 2018, RB(h)	5.00%	09/01/2048	2,015	2,247,793
Series 2018, RB(h)	5.00%	09/01/2053	1,525	1,681,617
Compton (City of), CA Public Finance Authority; Series 2008, Ref. RB (INS - AMBAC)(a)	5.25%	09/01/2027	1,000	1,000,670
Compton Unified School District;
Series 2019 B, GO Bonds (INS - BAM)(a)(c)	0.00%	06/01/2035	1,300	894,621
Series 2019 B, GO Bonds (INS - BAM)(a)(c)	0.00%	06/01/2041	6,250	3,379,187
Series 2019 B, GO Bonds (INS - BAM)(a)(c)	0.00%	06/01/2042	4,335	2,249,475
Series 2019 B, GO Bonds (INS - BAM)(a)	4.00%	06/01/2049	14,140	15,911,035
Corona-Norco Unified School District (Community Facilities District No. 17-1); Series 2020, RB	4.00%	09/01/2050	350	381,294
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition);
Series 2007 A, Ref. RB	5.00%	12/15/2037	50	50,148
Series 2007 C, Ref. RB	6.50%	12/15/2047	905	906,204
Dehesa School District; Series 2014 A, GO Bonds	5.50%	06/01/2044	1,220	1,371,219
Deutsche Bank Spears/Lifers Trust; Series 2013, Revenue Ctfs.(f)(h)	5.25%	12/01/2035	13,500	15,841,913
El Segundo Unified School District (Election of 2008); Series 2009 A, GO Bonds(c)	0.00%	08/01/2033	4,430	3,534,475
Emeryville (City of), CA Public Financing Authority (Alameda County);
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2032	445	510,589
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2033	385	440,598
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	500	571,440
Escondido Union School District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2047	1,690	1,921,395
Etiwanda School District; Series 2020 A, GO Bonds	4.00%	08/01/2049	4,000	4,630,360
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, RB	6.88%	09/01/2038	865	892,083
Fontana (City of), CA (Community Facilities District No. 80); Series 2017, RB	5.00%	09/01/2046	1,000	1,135,590
Fontana Unified School District; Series 2020, GO Bonds (INS - BAM)(a)	3.00%	08/01/2040	7,400	7,899,870
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(a)(c)	0.00%	01/15/2035	2,745	1,864,377
Fremont Community Facilities District No. 1 (Pacific Commons); Series 2015, Ref. RB	5.00%	09/01/2035	815	909,059
Fullerton (City of), CA Community Facilities District No. 1 (Amerige Heights);
Series 2012, Ref. RB	5.00%	09/01/2026	1,960	2,141,555
Series 2012, Ref. RB	5.00%	09/01/2032	1,090	1,182,301
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(c)(d)	0.00%	08/01/2029	615	556,723
Series 2009 A, GO Bonds (INS - AGC)(a)(c)	0.00%	08/01/2029	4,735	4,225,845
Series 2009 A, GO Bonds(c)(d)	0.00%	08/01/2031	2,235	1,929,766
Series 2009 A, GO Bonds (INS - AGC)(a)(c)	0.00%	08/01/2031	1,415	1,197,076

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Glendale Community College District; Series 2020 B, GO Bonds	4.00%	08/01/2050	$9,600	$11,237,664
Glendora (City of), CA Public Finance Authority; Series 2003 A, RB (INS - NATL)(a)	5.00%	09/01/2024	1,800	1,805,814
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB	5.30%	06/01/2037	1,995	2,067,957
Series 2013 A, RB	5.00%	06/01/2030	2,000	2,225,260
Series 2015 A, Ref. RB	5.00%	06/01/2040	3,195	3,719,172
Series 2015 A, Ref. RB	5.00%	06/01/2045	1,165	1,346,798
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	1,000	1,222,340
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	8,240	8,472,533
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	10,000	10,282,200
Hollister (City of), CA Redevelopment Agency Successor Agency;
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2030	1,600	1,852,336
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2032	1,305	1,500,907
Hollister Joint Powers Financing Authority; Series 2016, Ref. RB (INS - AGM)(a)	5.00%	06/01/2036	1,270	1,550,518
Hollister School District (Election of 2016); Series 2019 B, GO Bonds	4.00%	09/01/2046	3,675	4,117,360
Imperial (County of), CA (Community Facilities District No. 2004-2 - Improvement Area No. 1); Series 2007, RB	5.90%	09/01/2037	1,430	1,454,396
Independent Cities Finance Authority (Hacienda Valley Estates); Series 2014, Ref. RB	5.00%	11/15/2034	885	980,146
Independent Cities Finance Authority (Rancho del Sol and Grandview East); Series 2012, Ref. RB	5.50%	05/15/2047	1,000	1,045,970
Independent Cities Finance Authority (Union City Tropics); Series 2019, Ref. RB	5.00%	05/15/2048	1,000	1,186,070
Inglewood (City of), CA Redevelopment Agency (Merged Redevelopment); Series 1998 A, Ref. RB (INS - AMBAC)(a)	5.25%	05/01/2023	460	498,166
Inglewood Unified School District;
Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2038	550	631,582
Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2039	690	790,485
Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(c)	0.00%	06/01/2036	8,000	2,867,040
Series 2007 C-2, RB(c)	0.00%	06/01/2047	14,000	2,371,740
Series 2019, Ref. RB	3.68%	06/01/2038	4,140	4,407,030
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	445	486,354
Series 2014, RB	5.00%	09/01/2049	445	484,930
Irvine Ranch Water District; Series 2016, RB(f)	5.25%	02/01/2046	4,305	5,285,464
Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	3,500	4,019,470
Irvine Unified School District (Community Facilities District No. 06-1- Portola Springs); Series 2010, RB	6.70%	09/01/2035	515	515,000
Irvine Unified School District (Community Facilities District No. 09-1);
Series 2017 B, RB	5.00%	09/01/2047	500	577,025
Series 2018 A, Ref. RB	5.00%	09/01/2045	1,000	1,156,800
Series 2019 A, RB (INS - BAM)(a)	4.00%	09/01/2044	3,600	4,170,780
Lake Elsinore (City of), CA; Series 2019, RB	5.00%	09/01/2050	1,000	1,107,170
Lake Elsinore (City of), CA Public Financing Authority (Canyon Hills IA C);
Series 2012 C, RB	5.00%	09/01/2032	630	664,896
Series 2012 C, RB	5.00%	09/01/2037	335	351,566
Lake Elsinore (City of), CA Public Financing Authority (Villages at Wasson Canyon); Series 2012 A, RB	5.25%	09/01/2038	1,175	1,237,827
Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2045	310	335,773
Series 2020, RB	4.00%	09/01/2049	730	787,363
Lammersville Unified School District (Lammersville School District Community Facilities District No. 2002 - Mountain House);
Series 2012, Ref. RB	5.00%	09/01/2025	420	447,678
Series 2012, Ref. RB	5.10%	09/01/2026	375	399,139
Series 2012, Ref. RB	5.15%	09/01/2027	885	941,268
Series 2012, Ref. RB	5.20%	09/01/2028	1,000	1,061,840
Series 2012, Ref. RB	5.25%	09/01/2029	500	530,775
Series 2012, Ref. RB	5.30%	09/01/2030	500	530,370
Series 2012, Ref. RB	5.38%	09/01/2032	1,000	1,057,040
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	3,550	3,563,348

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Lennox School District; Series 2014, COP (INS - BAM)(a)	5.00%	10/01/2034	$1,000	$1,074,120
Long Beach (City of), CA;
Series 2010 A, RB	5.00%	06/01/2040	2,500	2,507,750
Series 2015, RB	5.00%	05/15/2045	2,370	2,556,472
Series 2017 A, RB(b)	5.00%	05/15/2037	1,300	1,506,765
Series 2017 A, RB(b)	5.00%	05/15/2040	14,670	16,888,104
Long Beach (City of), CA (Green Bonds); Series 2017 B, RB(b)	5.00%	05/15/2043	8,210	9,392,240
Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.50%	11/15/2028	50	65,148
Series 2007 A, RB	5.50%	11/15/2037	1,000	1,456,690
Long Beach (City of), CA Bond Finance Authority (Aquarium of the Pacific); Series 2012, Ref. RB	5.00%	11/01/2029	2,000	2,104,740
Long Beach (City of), CA Bond Finance Authority (Natural Gas Purchase); Series 2007 A, RB	5.50%	11/15/2032	2,665	3,671,757
Long Beach Unified School District; Series 2017 A, GO Bonds	5.00%	08/01/2036	8,175	10,059,174
Los Alamitos Unified School District;
Series 2012, COP(k)	5.95%	08/01/2034	1,200	1,367,256
Series 2013, GO Bonds(k)	6.01%	08/01/2040	1,660	1,799,755
Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1); Series 2014, Ref. RB	5.00%	09/01/2031	590	692,011
Los Angeles (City of), CA Department of Airports;
Series 2015 A, RB(b)	5.00%	05/15/2033	4,365	5,062,614
Series 2015 A, RB(b)	5.00%	05/15/2034	5,795	6,709,683
Series 2018 B, Ref. RB(b)	5.00%	05/15/2032	3,500	4,326,700
Series 2018 B, Ref. RB(b)(f)	5.00%	05/15/2033	15,145	18,626,230
Series 2018 B, Ref. RB(b)(f)	5.00%	05/15/2034	12,000	14,713,440
Series 2018 C, RB(b)	5.00%	05/15/2038	2,500	3,006,850
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2013, RB(b)	5.00%	05/15/2043	3,000	3,277,500
Series 2019, RB(b)	5.00%	05/15/2049	24,745	29,662,079
Los Angeles (City of), CA Department of Water & Power;
Series 2011 A, RB	5.25%	07/01/2039	1,500	1,523,340
Series 2017 A, Ref. RB	5.00%	07/01/2041	8,250	10,116,232
Series 2017 C, RB	5.00%	07/01/2042	15,525	19,206,133
Series 2017 C, RB(f)	5.00%	07/01/2047	16,500	20,274,375
Los Angeles (City of), CA Harbor Department; Series 2014 A, Ref. RB(b)	5.00%	08/01/2036	1,000	1,134,210
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds); Series 2019 A, RB	5.00%	07/01/2044	7,000	8,895,180
Los Angeles Community College District (Election of 2008); Series 2013 F, GO Bonds	4.00%	08/01/2037	10,000	10,858,100
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS - AMBAC)(a)(c)	0.00%	08/01/2024	1,265	1,213,641
Lynwood (City of), CA Public Financing Authority (Measure M); Series 2019 A, RB (INS - AGM)(a)	5.25%	06/01/2048	3,185	3,914,779
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	85	85,310
Madera Unified School District; Series 2019, GO Bonds	4.00%	08/01/2044	8,945	10,201,415
Manteca Unified School District;
Series 2017 B, GO Bonds	4.00%	08/01/2042	9,325	10,746,969
Series 2020 C, GO Bonds	4.00%	08/01/2045	2,750	3,190,357
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 B, RB	5.00%	09/01/2038	250	281,773
Series 2020 A, RB	4.00%	09/01/2040	700	751,352
Series 2020 B, RB	4.00%	09/01/2040	700	746,214
Maywood (City of), CA Public Financing Authority (Infrastructure Refinancing); Series 2008 A, Ref. RB	7.00%	09/01/2038	50	50,020
McFarland Unified School District (Election of 2012); Series 2014 A, GO Bonds (INS - AGM)(a)	5.50%	11/01/2038	1,750	2,059,575
Mendota (City of), CA Joint Powers Financing Authority; Series 2005, RB	5.15%	07/01/2035	1,375	1,377,131
Menifee Union School District; Series 2019, RB	5.00%	09/01/2044	1,500	1,680,810
Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 3);
Series 2018, RB	5.00%	09/01/2043	1,000	1,123,010
Series 2018, RB	5.00%	09/01/2048	1,500	1,677,780
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(a)(c)	0.00%	08/01/2035	940	698,382
Menifee Union School District Public Financing Authority; Series 2017 A, RB (INS - NATL)(a)	5.00%	09/01/2033	1,000	1,161,860

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Merced City School District (Election of 2014); Series 2018, GO Bonds	5.00%	08/01/2048	$3,020	$3,757,726
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(a)(c)	0.00%	08/01/2031	840	698,426
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	482,667
Series 2019, RB	5.00%	09/01/2048	485	536,958
Moreno Valley Unified School District Community Facilities District; Series 2015, RB	5.00%	09/01/2045	2,050	2,254,959
Mountain View Shoreline Regional Park Community; Series 2018 A, RB (INS -AGM)(a)	5.00%	08/01/2048	2,000	2,471,860
M-S-R Public Power Agency; Series 1991 E, RB(d)	6.00%	07/01/2022	40	43,046
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(k)	6.25%	08/01/2043	2,035	2,195,358
Murrieta (City of), CA (Community Facilities District No. 2005-5); Series 2017, RB	5.00%	09/01/2042	655	745,587
National City (City of), CA Community Development Commission (National City Redevelopment); Series 2011, RB(d)(e)	7.00%	08/01/2021	1,500	1,592,505
Norco (City of), CA Community Redevelopment Agency Successor Agency (Project Area No. 1); Series 2014, Ref. RB (INS - BAM)(a)	5.00%	03/01/2030	1,500	1,706,175
Northern California Energy Authority; Series 2018 A, RB(e)	4.00%	07/01/2024	10,000	11,163,200
Northern California Tobacco Securitization Authority; Series 2005 A-1, RB	5.38%	06/01/2038	2,425	2,434,991
Northern California Transmission Agency (California-Oregon Transmission); Series 2016, Ref. RB	5.00%	05/01/2038	1,250	1,467,737
Northern Humboldt Union High School District (Election of 2010);
Series 2011 A, GO Bonds(d)(e)	6.50%	08/01/2021	1,250	1,322,100
Series 2015 C, GO Bonds	5.00%	08/01/2043	4,115	4,864,053
Northern Inyo (County of), CA Local Hospital District; Series 2010, RB	6.38%	12/01/2025	2,000	2,017,600
Oak Grove School District (Election of 2008);
Series 2018 E, Ref. GO Bonds(k)	5.00%	08/01/2038	8,680	5,517,268
Series 2018 E, Ref. GO Bonds(k)	5.00%	08/01/2042	5,755	3,546,289
Oak Valley Hospital District; Series 2010, RB	7.00%	11/01/2035	1,000	1,011,030
Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds	5.00%	08/01/2040	1,070	1,241,243
Oceanside Unified School District (Election of 2008); Series 2019 E, GO Bonds	4.00%	08/01/2048	2,500	2,866,675
Ontario (City of), CA (Assessment District No. 108); Series 1995, RB	7.50%	09/02/2020	585	585,000
Ontario (City of), CA Community Facilities District No. 25 (Park Place Facilities Phase II); Series 2019, RB	5.00%	09/01/2049	1,000	1,118,980
Ontario (City of), CA Community Facilities District No. 40 (Emerald Park Facilities); Series 2020, RB	4.00%	09/01/2050	780	865,238
Ontario (City of), CA Community Facilities District No. 43 (Park Place Facilities Phase IV); Series 2020, RB	4.00%	09/01/2050	1,000	1,096,410
Orange (County of), CA (Community Facilities District No. 2016-1); Series 2016 A, RB	5.00%	08/15/2031	1,350	1,574,437
Orange (County of), CA Community Facilities District (Village of Esencia);
Series 2020, RB	4.00%	08/15/2045	845	914,282
Series 2020, RB	4.00%	08/15/2050	700	754,222
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	125	140,560
Series 2015 A, RB	5.25%	08/15/2045	1,810	2,021,806
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	2,000	2,244,580
Orange (County of), CA Local Transportation Authority; Series 2019, RB	5.00%	02/15/2041	14,055	17,993,633
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	1,250	1,425,125
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2033	1,500	1,705,575
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2034	850	964,334
Palm Desert (City of), CA Financing Authority (Project Area No. 2); Series 2003, RB (INS - NATL)(a)	5.00%	08/01/2033	40	40,487
Palm Springs (City of), CA Community Redevelopment Agency Successor Agency; Series 2014, Ref. RB (INS - AGM)(a)	5.00%	09/01/2032	445	510,589
Palmdale (City of), CA (Community Facilities District No. 05-1);
Series 2005, Ref. RB	6.25%	09/01/2035	4,160	4,203,014
Series 2007 A, Ref. RB	6.13%	09/01/2037	5,145	5,193,003
Palomar Community College District; Series 2010, GO Bonds(k)	6.38%	08/01/2045	3,330	3,655,574
Palomar Health; Series 2017, Ref. RB	5.00%	11/01/2042	4,835	5,489,272
Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2029	235	283,083
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2030	290	348,838

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Perris Union High School District;
Series 2019 A, GO Bonds (INS - AGM)(a)	4.00%	09/01/2043	$10,225	$11,919,385
Series 2019 A, GO Bonds (INS - AGM)(a)	4.00%	09/01/2048	12,930	14,968,932
Series 2019, Ref. COP (INS - BAM)(a)	5.00%	10/01/2048	3,000	3,754,710
Piedmont Unified School District; Series 2019, GO Bonds	3.00%	08/01/2045	4,375	4,694,200
Pixley Union School District (Election of 2014); Series 2014 A, GO Bonds (INS - AGM)(a)	5.25%	08/01/2044	1,000	1,153,480
Pomona Unified School District; Series 2001 A, Ref. GO Bonds (INS - NATL)(a)	6.15%	08/01/2030	50	53,944
Poway Unified School District (Del Sur East II); Series 2020, RB (INS - AGM)(a)	4.00%	09/01/2050	4,255	4,909,972
Poway Unified School District Public Financing Authority; Series 2015 B, Ref. RB (INS - BAM)(a)	5.00%	09/01/2035	1,970	2,384,961
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. RB	5.00%	09/01/2027	1,000	1,072,280
Ravenswood School District;
Series 2018, GO Bonds	5.00%	08/01/2031	500	623,895
Series 2018, GO Bonds	5.00%	08/01/2033	500	618,995
Series 2018, GO Bonds	5.00%	08/01/2035	750	923,625
Redding (City of), CA Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, RB (INS - NATL)(a)	5.00%	09/01/2023	1,400	1,404,830
Regents of the University of California;
Series 2013 AI, RB(f)	5.00%	05/15/2038	15,000	16,751,850
Series 2016 L, Ref. RB(f)	5.00%	05/15/2041	3,420	4,104,137
Series 2018 O, Ref. RB	5.00%	05/15/2048	3,000	3,722,370
Rialto Unified School District;
Series 2019 A, GO Bonds (INS - BAM)(a)(c)	0.00%	08/01/2042	8,125	4,254,169
Series 2019 A, GO Bonds (INS - BAM)(a)(c)	0.00%	08/01/2043	4,500	2,262,420
Rio Hondo Community College District (Election of 2004); Series 2010 C, GO Bonds(k)	6.63%	08/01/2042	10,530	13,795,458
Riverbank (City of), CA Redevelopment Agency; Series 2007 B, RB(i)	5.00%	08/01/2032	403	362,331
Riverside (City of), CA (Community Facilities District No. 92-1); Series 2005 A, RB	5.30%	09/01/2034	1,050	1,058,831
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2044	1,000	1,106,340
Series 2017, RB	5.00%	09/01/2045	535	607,145
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor);
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	10/01/2034	1,000	1,224,970
Series 2017 A, Ref. RB (INS - BAM)(a)	4.00%	10/01/2040	500	557,430
Riverside (County of), CA Redevelopment Successor Agency (Jurupa Valley Redevelopment);
Series 2011 B, RB(d)(e)	6.50%	10/01/2021	1,325	1,414,610
Series 2011 B, RB(d)(e)	6.75%	10/01/2021	1,200	1,284,384
Series 2011, RB(d)(e)	7.75%	10/01/2024	1,000	1,295,300
Series 2011, RB(d)(e)	8.00%	10/01/2024	1,000	1,303,030
Riverside Unified School District;
Series 2019 B, GO Bonds	3.00%	08/01/2039	4,250	4,522,000
Series 2020, RB	4.00%	09/01/2045	290	313,331
Series 2020, RB	4.00%	09/01/2050	610	656,330
Riverside Unified School District (Election of 2016);
Series 2019 B, GO Bonds	3.00%	08/01/2038	1,740	1,855,814
Series 2019 B, GO Bonds	3.00%	08/01/2040	2,770	2,938,804
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,000	1,115,320
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2039	375	400,590
Series 2020, RB	4.00%	09/01/2045	350	369,502
Series 2020, RB	4.00%	09/01/2050	475	498,973
Ross Valley School District; Series 2011 A, GO Bonds(l)	5.50%	08/01/2041	1,000	1,046,380
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2043	2,000	2,228,860
Sacramento (City of), CA (North Natomas Community Facilities District No. 4);
Series 2015, Ref. RB	5.00%	09/01/2032	1,290	1,459,300
Series 2015, Ref. RB	5.00%	09/01/2033	1,200	1,353,204
Sacramento (City of), CA Financing Authority; Series 1999 A, RB	6.25%	09/01/2023	765	786,604

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Sacramento (County of), CA;
Series 2010, RB	5.00%	07/01/2040	$2,200	$2,203,564
Series 2018 C, Ref. RB(b)	5.00%	07/01/2038	2,200	2,640,462
Series 2018 C, Ref. RB(b)	5.00%	07/01/2039	9,495	11,366,749
Sacramento (County of), CA Housing Authority; Series 2002 C, RB (INS - AMBAC)(a)(b)	5.25%	06/01/2027	915	916,043
San Bernardino (City of), CA Joint Powers Financing Authority;
Series 1999, COP (INS - NATL)(a)	5.50%	09/01/2020	100	100,000
Series 1999, COP (INS - NATL)(a)	5.50%	09/01/2024	10	10,042
San Bernardino Community College District; Series 2019 A, GO Bonds	4.00%	08/01/2049	27,735	31,744,649
San Bernardino Mountains Community Hospital District;
Series 2007 A, COP	5.00%	02/01/2027	1,055	1,057,163
Series 2007 A, COP	5.00%	02/01/2037	3,235	3,240,014
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB	8.00%	12/01/2031	3,000	3,195,870
Series 2011, RB	7.50%	12/01/2041	4,030	4,242,744
San Diego (City of), CA Housing Authority; Series 2011 B, RB	5.00%	05/01/2029	3,000	3,073,500
San Diego (City of), CA Public Facilities Financing Authority;
Series 2016 A, Ref. RB	5.00%	05/15/2039	1,565	1,925,200
Subseries 2012 A, Ref. RB(d)(e)	5.00%	08/01/2022	1,295	1,413,674
San Diego (County of), CA Redevelopment Agency; Series 2005 A, Ref. RB(b)	5.75%	12/01/2032	5,415	5,430,324
San Diego (County of), CA Regional Airport Authority;
Series 2017 B, RB(b)	5.00%	07/01/2037	1,000	1,187,070
Series 2019 B, Ref. RB(b)	4.00%	07/01/2044	1,000	1,109,350
Series 2019 B, Ref. RB(b)	5.00%	07/01/2049	4,000	4,809,840
San Diego (County of), CA Regional Transportation Commission; Series 2014 A, RB(d)(e)(f)	5.00%	04/01/2024	2,980	3,466,843
San Diego (County of), CA Water Authority;
Series 2016 B, Ref. RB	5.00%	05/01/2034	10,000	12,215,300
Series 2016 B, Ref. RB	5.00%	05/01/2037	10,125	12,256,110
San Diego (County of), CA Water Authority (Green Bonds); Series 2016 A, Ref. RB	5.00%	05/01/2033	10,000	12,252,400
San Diego Community College District (Election of 2006); Series 2011, GO Bonds(d)(e)	5.00%	08/01/2021	2,500	2,611,150
San Diego Unified School District; Series 2020 M-2, GO Bonds	4.00%	07/01/2050	10,000	11,866,200
San Diego Unified School District (Election of 2012); Series 2017 I, GO Bonds	4.00%	07/01/2047	14,155	16,169,540
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 C, Ref. RB(b)(d)(e)	5.00%	05/01/2021	5,000	5,155,700
Series 2011 G, Ref. RB	5.25%	05/01/2028	550	566,467
Series 2012 A, Ref. RB(b)	5.00%	05/01/2031	1,000	1,063,800
Series 2017 A, RB(b)	5.00%	05/01/2042	1,930	2,281,781
Series 2017 A, RB(b)	5.00%	05/01/2047	5,275	6,194,274
Series 2018 D, RB(b)	5.00%	05/01/2043	12,020	14,381,449
Series 2018 D, RB(b)	5.00%	05/01/2048	8,250	9,802,485
Series 2019 E, RB(b)	5.00%	05/01/2050	31,575	38,079,134
San Francisco (City & County of), CA Public Utilities Commission; Series 2018 B, RB	5.00%	10/01/2043	7,250	9,071,925
San Francisco (City & County of), CA Redevelopment Agency Successor Agency; Series 2013 B, RB	5.00%	08/01/2031	500	528,135
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, RB(d)(e)	6.75%	02/01/2021	1,400	1,438,038
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, RB(d)(e)	7.00%	02/01/2021	1,000	1,027,560
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, RB	5.00%	08/01/2044	2,985	3,149,832
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, RB	5.00%	08/01/2043	1,060	1,187,719
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. RB	5.00%	08/01/2033	500	526,315
San Francisco (City of), CA Bay Area Rapid Transit District; Series 2012 A, RB(d)(e)	5.00%	07/01/2022	730	794,131
San Francisco (City of), CA Bay Area Rapid Transit District (Election of 2016 Green Bond);
Series 2017 A-1, GO Bonds(f)	5.00%	08/01/2047	3,425	4,245,288
San Francisco Bay Area Rapid Transit District (Green Bonds); Series 2020 C-1, GO Bonds	4.00%	08/01/2045	8,000	9,444,640
San Gorgonio Memorial Health Care District; Series 2014, Ref. GO Bonds	5.00%	08/01/2032	500	553,930
San Jacinto Unified School District Financing Authority; Series 2017, Ref. RB	5.00%	09/01/2043	250	277,675

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Joaquin Hills Transportation Corridor Agency;
Series 2014 A, Ref. RB	5.00%	01/15/2044	$1,730	$1,916,892
Series 2014 B, Ref. RB	5.25%	01/15/2044	2,000	2,215,640
San Jose (City of), CA; Series 2011 A-1, RB(b)	5.00%	03/01/2025	1,000	1,020,600
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(b)	6.20%	01/01/2041	3,150	3,151,669
San Jose (City of), CA (Fallen Leaves Apartments); Series 2002 J-1, RB (INS - AMBAC)(a)(b)	5.10%	12/01/2032	4,025	4,028,582
San Jose (City of), CA (Improvement District No. 99-218SJ); Series 2001 24-Q, RB	5.88%	09/02/2023	35	36,472
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	5,210	5,224,484
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS -AGM)(a)(c)	0.00%	09/01/2031	3,110	2,634,388
San Leandro Unified School District; Series 2019 B, GO Bonds (INS - BAM)(a)	4.00%	08/01/2043	5,000	5,788,900
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2030	1,500	1,564,860
San Marcos Unified School District;
Series 2015 XF2029, GO Ctfs.(d)(e)(f)	5.25%	08/01/2021	10,000	10,467,500
Series 2019, RB	5.00%	09/01/2048	750	839,265
San Mateo (City of), CA Foster School District (Election 2008); Series 2010, GO Bonds(k)	6.63%	08/01/2042	1,010	1,123,271
San Mateo (County of), CA Joint Powers Financing Authority; Series 2018 A, RB	5.00%	07/15/2043	18,075	22,426,195
San Mateo County Community College District; Series 2018 B, GO Bonds	5.00%	09/01/2045	10,000	12,714,800
San Mateo Foster (City of), CA Public Financing Authority (Clean Water Program); Series 2019, RB	4.00%	08/01/2044	5,000	5,962,050
San Rafael Elementary School District; Series 2019 C, GO Bonds	4.00%	08/01/2047	2,950	3,353,914
Santa Barbara (County of), CA;
Series 2018 B, COP(b)	5.00%	12/01/2037	12,695	15,589,841
Series 2018 B, COP(b)	5.00%	12/01/2038	5,000	6,122,950
Santa Clara (City of), CA Redevelopment Agency; Series 2011, RB(d)(e)	5.75%	06/01/2021	3,000	3,126,330
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(b)	5.85%	08/01/2031	1,000	1,003,450
Series 2001 A, RB(b)	6.00%	08/01/2041	2,070	2,122,019
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	4,010	4,034,982
Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	1,410	1,507,614
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.63%	09/01/2036	960	1,048,906
Series 2013, RB	5.63%	09/01/2043	960	1,041,187
Santa Monica (City of), CA Redevelopment Agency;
Series 2011, RB	5.88%	07/01/2036	1,750	1,814,032
Series 2011, RB	5.88%	07/01/2042	2,600	2,689,882
Santaluz Community Facilities District No. 2 (Improvement Area No. 1);
Series 2011 A, Ref. RB	5.00%	09/01/2028	820	858,179
Series 2011 A, Ref. RB	5.00%	09/01/2029	710	743,200
Series 2011 A, Ref. RB	5.10%	09/01/2030	460	481,970
Sebastopol Union School District;
Series 2020 A, GO Bonds	4.00%	08/01/2041	500	562,975
Series 2020 A, GO Bonds	5.00%	08/01/2049	2,535	3,078,884
Signal Hill (City of), CA Redevelopment Agency Successor Agency; Series 2011, RB	7.00%	10/01/2026	1,720	1,775,866
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(c)	0.00%	06/01/2036	22,420	9,362,592
Series 2007 A, RB(c)	0.00%	06/01/2041	10,000	3,129,300
Series 2007 B, RB(c)	0.00%	06/01/2047	12,650	2,706,214
Series 2007 C, RB(c)	0.00%	06/01/2056	50,000	5,445,000
Simi Valley Unified School District; Series 2019 B, GO Bonds	4.00%	08/01/2048	2,000	2,276,560
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(a)(c)	0.00%	08/01/2028	3,480	3,156,604
Series 2007 C, GO Bonds (INS - AGM)(a)(c)	0.00%	08/01/2030	2,765	2,389,402
South El Monte (City of), CA Improvement District Successor Agency; Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2035	4,150	4,863,011
South Orange (County of), CA Public Financing Authority (Ladera Ranch); Series 2014 A, Ref. RB	5.00%	08/15/2034	895	944,046

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Southern California Public Power Authority;
Series 2007 A, RB	5.25%	11/01/2022	$470	$517,583
Series 2007 A, RB	5.25%	11/01/2023	50	57,243
Series 2007 A, RB	5.25%	11/01/2026	250	313,380
Series 2007 A, RB	5.25%	11/01/2027	2,255	2,866,195
Series 2007 A, RB	5.00%	11/01/2028	205	260,321
Series 2007 A, RB	5.00%	11/01/2029	165	211,957
Series 2007 A, RB	5.00%	11/01/2033	2,085	2,780,514
Series 2014 A, RB	5.00%	07/01/2035	13,000	15,061,280
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011-1, RB(f)	5.25%	07/01/2029	2,100	2,186,877
Series 2011-1, RB(f)	5.25%	07/01/2031	2,100	2,186,163
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2039	750	957,255
Series 2019, Ref. RB	5.00%	06/01/2048	6,000	7,297,680
Series 2019, Ref. RB(c)	0.00%	06/01/2054	20,000	3,414,200
Southern Mono Health Care District; Series 2012, Ref. GO Bonds	5.00%	08/01/2021	790	822,445
State of California Department of Water Resources(d)(e)(f)	5.25%	12/01/2020	9,710	9,832,540
Stockton (City of), CA Redevelopment Agency Successor Agency; Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	1,000	1,183,100
Susanville (City of), CA (Natural Gas Enterprise Ref.); Series 2019, Ref. RB (INS - AGM)(a)	4.00%	06/01/2045	3,325	3,774,806
Tahoe-Truckee Unified School District;
Series 2016 B, GO Bonds	5.00%	08/01/2039	3,000	3,667,440
Series 2016 B, GO Bonds	5.00%	08/01/2041	950	1,156,492
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	1,000	1,244,430
Series 2020 A, RB	5.00%	10/01/2049	1,100	1,362,416
Series 2020 A, Tax Allocation Bonds	5.00%	10/01/2037	600	762,732
Series 2020 A, Tax Allocation Bonds	5.00%	10/01/2040	1,000	1,259,700
Series 2020 B, Tax Allocation Bonds	5.00%	10/01/2035	250	302,673
Series 2020 B, Tax Allocation Bonds	5.00%	10/01/2038	300	358,119
Tustin (City of), CA Public Financing Authority; Series 2011 A, RB(d)(e)	5.00%	04/01/2021	1,000	1,028,430
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	3,000	3,492,870
Twentynine Palms (City of), CA Redevelopment Agency Successor Agency;
Series 2011 A-4, RB(d)(e)	7.13%	09/01/2021	375	400,425
Series 2011 A-4, RB(d)(e)	7.40%	09/01/2021	500	535,270
Series 2011 B, RB(d)(e)	7.40%	09/01/2021	415	444,274
Series 2011 B, RB(d)(e)	7.65%	09/01/2021	425	456,038
University of California;
Series 2016 AR, Ref. RB(f)	5.00%	05/15/2037	12,840	15,667,240
Series 2017 AV, RB	5.00%	05/15/2042	5,000	6,129,850
Series 2018 AZ, Ref. RB	5.00%	05/15/2043	16,000	20,044,320
Series 2018 AZ, Ref. RB	4.00%	05/15/2048	2,000	2,310,920
Series 2018 AZ, Ref. RB	5.00%	05/15/2048	4,000	4,979,520
Series 2020 BE, Ref. RB	4.00%	05/15/2047	12,975	15,244,846
Upland (City of), CA Community Facilities District No. 2003-2 (Improvement Area No. 2);
Series 2015, Ref. RB	5.00%	09/01/2029	1,030	1,154,990
Series 2015, Ref. RB	5.00%	09/01/2030	1,080	1,203,196
Upland (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 1); Series 2019 A, RB	4.00%	09/01/2049	750	799,560
Valley (City of), CA Sanitary District; Series 2005, RB	5.20%	09/02/2030	1,320	1,341,740
Vernon (City of), CA;
Series 2012 A, RB	5.13%	08/01/2033	1,000	1,054,000
Series 2012 A, RB	5.50%	08/01/2041	4,000	4,216,400
Vernon (City of), CA Redevelopment Agency; Series 2005, RB (INS - NATL)(a)	5.00%	09/01/2035	65	66,362
Victor Valley Community College District (Election of 2008); Series 2020 D, GO Bonds	4.00%	08/01/2050	12,850	14,855,114
Victorville (City of), CA (Community Facilities District No. 07-01); Series 2012 A, RB	5.35%	09/01/2042	485	501,049

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Vista Unified School District; Series 2019 A, GO Bonds	4.00%	08/01/2044	$1,000	$1,173,420
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(a)(c)	0.00%	08/01/2025	2,500	2,405,425
West Covina Public Financing Authority; Series 2018 A, Ref. RB	5.00%	05/01/2031	445	545,134
West Hollywood (City of), CA Community Development Department (East Side Redevelopment); Series 2011 A, RB	7.50%	09/01/2042	1,500	1,602,450
West Patterson Financing Authority (Community Facilities Distrct No. 2015-1);
Series 2015, RB	5.25%	09/01/2035	610	666,535
Series 2015, RB	5.25%	09/01/2045	1,550	1,669,706
West Sacramento (City of), CA; Series 2019, RB	5.00%	09/01/2037	860	969,349
West Sacramento (City of), CA (Community Facilities District No. 29); Series 2019, RB	5.00%	09/01/2044	1,065	1,184,056
Western Riverside (County of), CA Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS - AGC)(a)	5.63%	09/01/2039	1,000	1,004,030
Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.); Series 2014, RB	5.00%	06/01/2044	1,500	1,665,495
Woodland (City of), CA Community Facilities District 1; Series 2019, RB	5.00%	09/01/2044	2,295	2,577,285
Woodland (City of), CA Finance Authority;
Series 2011, RB	6.00%	03/01/2036	2,300	2,363,204
Series 2011, RB	6.00%	03/01/2041	1,500	1,539,780
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(a)(c)	0.00%	08/01/2024	4,685	4,568,953
Yuba Community College District; Series 2017, Ref. GO Bonds	4.00%	08/01/2047	4,285	4,871,702
				2,007,069,265

Guam–0.73%
A.B. Won Pat International Airport Authority; Series 2013 C, RB (INS - AGM)(a)(b)	6.13%	10/01/2043	2,500	2,743,425
Guam (Territory of); Series 2011 A, RB	5.13%	01/01/2042	1,500	1,539,270
Guam (Territory of) International Airport Authority;
Series 2013 C, RB (INS - AGM)(a)(b)	6.00%	10/01/2034	1,000	1,105,210
Series 2013 C, RB(b)	6.25%	10/01/2034	1,000	1,034,840
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2023	250	270,610
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2024	320	346,282
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2030	570	610,806
Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2035	765	847,498
Series 2020 A, RB	5.00%	01/01/2050	3,460	4,211,719
Port Authority of Guam; Series 2018 A, RB	5.00%	07/01/2048	1,825	2,087,782
				14,797,442

Northern Mariana Islands–0.13%
Northern Mariana Island Ports Authority; Series 2005 A, RB(b)	5.50%	03/15/2031	1,800	1,642,644
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(b)	6.25%	03/15/2028	990	936,401
				2,579,045

Puerto Rico–5.07%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	3,680	3,702,669
Series 2002, RB	5.50%	05/15/2039	8,655	8,708,315
Series 2002, RB	5.63%	05/15/2043	30	30,152
Puerto Rico (Commonwealth of);
Series 2006 A, GO Bonds(i)	5.25%	07/01/2030	500	356,875
Series 2007 A, Ref. GO Bonds (INS - FGIC)(a)(g)	5.50%	07/01/2021	1,000	859,500
Series 2009 B, Ref. GO Bonds(i)	6.50%	07/01/2037	3,000	2,171,250
Series 2009 B, Ref. GO Bonds(i)	5.75%	07/01/2038	1,020	722,925
Series 2009 B, Ref. GO Bonds(i)	6.00%	07/01/2039	2,500	1,796,875
Series 2011 C, Ref. GO Bonds (INS - AGM)(a)	6.00%	07/01/2036	80	80,816
Series 2011 C, Ref. GO Bonds(i)	6.50%	07/01/2040	1,000	660,000
Series 2011 E, Ref. GO Bonds(i)	5.38%	07/01/2030	1,450	951,563
Series 2012 A, Ref. GO Bonds(i)	5.50%	07/01/2026	5,000	3,300,000
Series 2012 A, Ref. GO Bonds(i)	5.50%	07/01/2027	1,615	1,065,900
Series 2012 A, Ref. GO Bonds(i)	5.75%	07/01/2028	4,525	2,986,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	$2,070	$2,209,642

Series 2008 A, RB	6.00%	07/01/2044	12,000	12,195,000

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2012 A, RB(i)	5.00%	07/01/2042	4,000	2,760,000

Series 2012 A, RB(i)	5.05%	07/01/2042	1,000	690,000

Series 2013 A, RB(i)	6.75%	07/01/2036	7,350	5,181,750

Series 2016 E-1, RB(i)	10.00%	01/01/2021	454	346,309

Series 2016 E-2, RB(i)	10.00%	07/01/2021	453	346,309

Series 2016 E-2, RB(i)	10.00%	01/01/2022	151	115,436

Series 2016 E-4, RB(i)	10.00%	07/01/2022	151	115,435

Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 CC, Ref. RB(i)	5.50%	07/01/2030	2,500	2,200,000

Puerto Rico (Commonwealth of) Industrial Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 1995 A, RB	5.63%	07/01/2022	635	635,794

Series 2000, RB(b)	6.63%	06/01/2026	6,055	6,266,925

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System);
Series 2012, Ref. RB	5.13%	04/01/2032	170	168,133

Series 2012, Ref. RB	5.38%	04/01/2042	225	221,432

Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB(i)	6.50%	10/01/2037	1,220	369,050

Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2009 P, Ref. RB(i)	6.75%	07/01/2036	5,000	4,037,500

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(c)	0.00%	07/01/2024	213	196,769

Series 2018 A-1, RB(c)	0.00%	07/01/2027	1,524	1,294,775

Series 2018 A-1, RB(c)	0.00%	07/01/2029	395	313,634

Series 2018 A-1, RB(c)	0.00%	07/01/2031	1,616	1,191,057

Series 2018 A-1, RB(c)	0.00%	07/01/2033	11,974	8,116,336

Series 2018 A-1, RB	4.50%	07/01/2034	419	443,461

Series 2018 A-1, RB	4.55%	07/01/2040	342	364,223

Series 2018 A-1, RB(c)	0.00%	07/01/2046	8,788	2,521,014

Series 2018 A-1, RB(c)	0.00%	07/01/2051	13,879	2,869,067

Series 2018 A-1, RB	4.75%	07/01/2053	2,510	2,638,110

Series 2018 A-1, RB	5.00%	07/01/2058	11,595	12,379,982

Series 2019 A-2, RB	4.33%	07/01/2040	2,154	2,261,722

Series 2019 A-2, RB	4.54%	07/01/2053	65	67,390

Series 2019 A-2, RB	4.78%	07/01/2058	865	911,113

University of Puerto Rico; Series 2006 P, Ref. RB	5.00%	06/01/2030	2,190	2,146,200

				102,966,908

Virgin Islands–0.25%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(b)	5.00%	09/01/2029	1,645	1,597,706

Series 2014 A, Ref. RB(b)	5.00%	09/01/2033	1,500	1,421,205

Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(h)	5.00%	09/01/2030	1,000	1,132,550

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2012 A, RB	5.00%	10/01/2032	840	818,790

				4,970,251

TOTAL INVESTMENTS IN SECURITIES(m) –105.10% (Cost $1,995,752,910)				2,132,382,911

FLOATING RATE NOTE OBLIGATIONS–(5.33)%
Notes with interest and fee rates ranging from 0.61% to 0.71% at 08/31/2020 and contractual maturities of collateral ranging from 07/01/2029 to 04/01/2056 (See Note 1J)(n)				(108,115,000)

BORROWINGS–(0.61)%				(12,400,000)

OTHER ASSETS LESS LIABILITIES–0.84%				17,133,991

NET ASSETS –100.00%				$2,029,001,902

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                        Invesco California Municipal Fund

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
Ctfs.	- Certificates
FGIC	- Financial Guaranty Insurance Company
FHLMC	- Federal Home Loan Mortgage Corp.
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
NATL	- National Public Finance Guarantee Corp.
OCEAA	- Orange Country Educational Arts Academy
RB	- Revenue Bonds
Ref.	- Refunding

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Zero coupon bond issued at a discount.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(g)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(h)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $108,636,033, which represented 5.35% of the Fund’s Net Assets.

(i)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2020 was $37,349,508, which represented 1.84% of the Fund’s Net Assets.

(j)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Security subject to crossover refunding.
(m)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(n)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2020. At August 31, 2020, the Fund’s investments with a value of $191,716,831 are held by TOB Trusts and serve as collateral for the $108,115,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2020

Revenue Bonds	75.7%
General Obligation Bonds	21.2
Pre-Refunded Bonds	3.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                        Invesco California Municipal Fund

Statement of Assets and Liabilities

August 31, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,995,752,910)	$2,132,382,911
Cash	9,730,708
Receivable for:
Investments sold	1,882,645
Fund shares sold	1,930,040
Interest	21,000,759
Investments matured, at value (Cost $1,008,864)	770,611
Investment for trustee deferred compensation and retirement plans	166,462

Other assets	383,801
Total assets	2,168,247,937

Liabilities:

Floating rate note obligations	108,115,000
Payable for:
Borrowings	12,400,000
Investments purchased	12,346,955
Dividends	1,149,696
Fund shares reacquired	4,242,627
Accrued foreign taxes	8,090
Accrued fees to affiliates	645,489
Accrued trustees’ and officers’ fees and benefits	70,556
Accrued other operating expenses	49,527
Trustee deferred compensation and retirement plans	218,095
Total liabilities	139,246,035
Net assets applicable to shares outstanding	$2,029,001,902

Net assets consist of:

Shares of beneficial interest	$2,131,327,776

Distributable earnings (loss)	(102,325,874)

$2,029,001,902

Net Assets:

Class A	$1,373,283,881

Class C	$164,711,222

Class Y	$489,122,896

Class R6	$1,883,903

Common shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	151,697,516

Class C	18,283,981

Class Y	54,022,184

Class R6	207,883

Class A:
Net asset value per share	$9.05

Maximum offering price per share
(Net asset value of $9.05 ÷ 95.75%)	$9.45

Class C:
Net asset value and offering price per share	$9.01

Class Y:
Net asset value and offering price per share	$9.05

Class R6:
Net asset value and offering price per share	$9.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                        Invesco California Municipal Fund

Statement of Operations

For the six months ended August 31, 2020

(Unaudited)

Investment income:

Interest	$36,215,860

Expenses:

Advisory fees	3,667,728

Administrative services fees	128,589

Custodian fees	3,781

Distribution fees:
Class A	1,438,489

Class C	862,544

Interest, facilities and maintenance fees	1,175,376

Transfer agent fees – A, C and Y	613,527

Transfer agent fees – R6	284

Registration and filing fees	39,158

Reports to shareholders	20,669

Professional services fees	35,278

Other	7,041

Total expenses	7,992,464

Less: Expense offset arrangement(s)	(328)

Net expenses	7,992,136

Net investment income	28,223,724

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(4,011,078)

Change in net unrealized appreciation (depreciation) of investment securities	(29,916,402)

Net realized and unrealized gain (loss)	(33,927,480)

Net increase (decrease) in net assets resulting from operations	$(5,703,756)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                        Invesco California Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2020, period ended February 29, 2020, and the year ended July 31, 2019

(Unaudited)

	Six Months Ended	Seven Months Ended	Year Ended
	August 31, 2020	February 29, 2020	July 31, 2019

Operations:
Net investment income	$ 28,223,724	$ 29,806,539	$ 56,686,292

Net realized gain (loss)	(4,011,078)	(1,010,755)	(29,187,470)

Change in net unrealized appreciation (depreciation)	(29,916,402)	75,128,977	82,004,332

Net increase (decrease) in net assets resulting from operations	(5,703,756)	103,924,761	109,503,154

Distributions to shareholders from distributable earnings:
Class A	(19,130,096)	(19,251,432)	(30,155,500)

Class C	(2,183,439)	(2,730,345)	(5,911,816)

Class Y	(7,595,895)	(8,743,592)	(11,261,499)

Class R6	(25,480)	(1,023)	(71)

Total distributions from distributable earnings	(28,934,910)	(30,726,392)	(47,328,886)

Share transactions–net:
Class A	328,275,308	54,639,224	133,380,488

Class C	(23,519,327)	7,393,994	(37,309,597)

Class Y	25,806,665	60,028,560	154,328,324

Class R6	927,140	908,651	10,000

Net increase in net assets resulting from share transactions	331,489,786	122,970,429	250,409,215

Net increase in net assets	296,851,120	196,168,798	312,583,483

Net assets:
Beginning of period	1,732,150,782	1,535,981,984	1,223,398,501

End of period	$2,029,001,902	$1,732,150,782	$1,535,981,984

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                        Invesco California Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/20	$9.28	$0.14	$(0.23)	$(0.09)	$(0.14)	$9.05	(0.85)%	$1,373,284	0.89	%(d)	0.89	%(d)	0.76	%(d)	3.18	%(d)	17%
Seven months ended 02/29/20	8.87	0.17	0.41	0.58	(0.17)	9.28	6.63	1,061,154	0.93	(e)	0.93	(e)	0.76	(e)	3.18	(e)	11
Year ended 07/31/19	8.49	0.37	32.00	0.69	(0.31)	8.87	8.35	960,939	1.13		1.13		0.81		4.36		37
Year ended 07/31/18	8.49	0.36	(0.04)	0.32	(0.32)	8.49	3.95	789,596	1.06		1.06		0.85		4.26		22
Year ended 07/31/17	8.61	0.38	(0.09)	0.29	(0.41)	8.49	3.55	899,847	1.19		1.19		0.95		4.46		30
Year ended 07/31/16	8.21	0.43	0.42	0.85	(0.45)	8.61	10.67	925,807	1.20		1.20		1.06		5.10		15
Year ended 07/31/15	8.37	0.47	(0.16)	0.31	(0.47)	8.21	3.61	879,253	1.07		1.07		0.95		5.50		21
Class C
Six months ended 08/31/20	9.23	0.11	(0.22)	(0.11)	(0.11)	9.01	(1.12)	164,711	1.64	(d)	1.64	(d)	1.51	(d)	2.43	(d)	17
Seven months ended 02/29/20	8.83	0.13	0.40	0.53	(0.13)	9.23	6.08	193,922	1.69	(e)	1.69	(e)	1.52	(e)	2.42	(e)	11
Year ended 07/31/19	8.45	0.31	0.32	0.63	(0.25)	8.83	7.58	178,207	1.89		1.89		1.57		3.60		37
Year ended 07/31/18	8.45	0.29	(0.03)	0.26	(0.26)	8.45	3.18	206,268	1.82		1.82		1.61		3.50		22
Year ended 07/31/17	8.57	0.31	(0.08)	0.23	(0.35)	8.45	2.67	235,727	1.95		1.95		1.71		3.72		30
Year ended 07/31/16	8.18	0.36	0.42	0.78	(0.39)	8.57	9.89	259,836	1.95		1.95		1.81		4.35		15
Year ended 07/31/15	8.34	0.40	(0.16)	0.24	(0.40)	8.18	2.84	253,773	1.83		1.83		1.71		4.74		21
Class Y
Six months ended 08/31/20	9.28	0.15	(0.22)	(0.07)	(0.16)	9.05	(0.72)	489,123	0.64	(d)	0.64	(d)	0.51	(d)	3.43	(d)	17
Seven months ended 02/29/20	8.87	0.18	0.41	0.59	(0.18)	9.28	6.78	476,142	0.69	(e)	0.69	(e)	0.52	(e)	3.42	(e)	11
Year ended 07/31/19	8.49	0.40	0.31	0.71	(0.33)	8.87	8.61	397	0.88		0.88		0.56		4.60		37
Year ended 07/31/18	8.49	0.38	(0.04)	0.34	(0.34)	8.49	4.20	227,535	0.82		0.82		0.61		4.50		22
Year ended 07/31/17	8.61	0.39	(0.08)	0.31	(0.43)	8.49	3.80	235,031	0.94		0.94		0.70		4.63		30
Year ended 07/31/16	8.21	0.45	0.42	0.87	(0.47)	8.61	10.93	173,862	0.95		0.95		0.81		5.33		15
Year ended 07/31/15	8.37	0.49	(0.16)	0.33	(0.49)	8.21	3.86	123,831	0.83		0.83		0.71		5.74		21
Class R6
Six months ended 08/31/20	9.29	0.16	(0.23)	(0.07)	(0.16)	9.06	(0.72)	1,884	0.61	(d)	0.61	(d)	0.48	(d)	3.46	(d)	17
Seven months ended 02/29/20	8.88	0.18	0.42	0.60	(0.19)	9.29	6.83	933	0.71	(e)	0.71	(e)	0.54	(e)	3.40	(e)	11
Period ended 07/31/19(f)	8.80	0.08	0.06	0.14	(0.06)	8.88	1.62	10	0.84	(e)	0.84	(e)	0.52	(e)	4.64	(e)	37

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended August 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $367,457,266 in connection with the acquisition of Invesco California Tax-Free Income Fund into the Fund.

(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,162,610, $171,102, $429,188 and $1,452 for Class A, Class C, Class Y and Class R6 shares, respectively.
(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                        Invesco California Municipal Fund

Notes to Financial Statements

August 31, 2020

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco California Municipal Fund, formerly Invesco Oppenheimer Rochester® California Municipal Fund, (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is to seek tax-free income.

    The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature will change from ten years to eight years. The first conversion of Class C shares to Class A shares would occur at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

    Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

    Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

    The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

    Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

    The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

    The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of

27                        Invesco California Municipal Fund

the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

    The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

    The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

    Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider

28                        Invesco California Municipal Fund

will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

    Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

    There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

    TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

    The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

    The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

L.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Effective May 15, 2020, under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $ 500 million	0.480%
Next $250 million	0.455%
Next $250 million	0.425%
Next $500 million	0.380%
Next $500 million	0.370%
Next $500 million	0.355%
Next $1.5 billion	0.350%
Over $4 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

    Prior to May 15, 2020, the Fund accrued daily and paid monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Next $4 billion	0.350%
Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

    For the six months ended August 31, 2020, the effective advisory fee rate incurred by the Fund was 0.42%.

29                        Invesco California Municipal Fund

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.96%, 1.71%, 0.70% and 0.60%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2020, IDI advised the Fund that IDI retained $42,318 in front-end sales commissions from the sale of Class A shares and $55,410 and $37,970 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of August 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$—	$2,129,847,911	$2,535,000	$2,132,382,911

Other Investments - Assets

Investments Matured	—	770,611	—	770,611
Total Investments	$—	$2,130,618,522	$2,535,000	$2,133,153,522

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $328.

30                        Invesco California Municipal Fund

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances and Borrowings

The Fund has entered into a $2.5 billion revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Funds, and which will expire on February 25, 2021. The revolving credit and security agreement is secured by the assets of the Fund.

    During the six months ended August 31, 2020, the average daily balance of borrowing under the revolving credit and security agreement was $15,119,565 with a weighted interest rate of 1.11%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

    Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2020 were $96,420,714 and 1.12%, respectively.

    The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of February 29, 2020, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$40,171,406	$206,965,653	$247,137,059

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2020 was $287,164,885 and $338,624,438, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$169,120,237

Aggregate unrealized (depreciation) of investments	(33,695,804)

Net unrealized appreciation of investments	$135,424,433

    Cost of investments for tax purposes is $1,997,729,089.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Seven months ended		Year ended
	August 31, 2020(a)		February 29, 2020		July 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	15,179,690	$135,796,961	12,206,873	$109,812,597	28,923,618	$249,959,488
Class C	2,193,406	19,536,016	4,032,115	36,117,284	5,872,239	50,511,948
Class Y	17,040,581	150,572,974	15,727,912	142,355,048	27,955,569	239,928,955
Class R6(b)	69,988	627,378	99,265	908,289	1,136	10,000

31                        Invesco California Municipal Fund

	Summary of Share Activity

	Six months ended		Seven months ended		Year ended
	August 31, 2020(a)		February 29, 2020		July 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	1,119,059	$9,874,349	1,770,374	$15,971,603	2,796,750	$23,999,964

Class C	143,001	1,247,049	246,177	2,210,072	554,096	4,728,073

Class Y	461,199	4,058,359	747,168	6,741,872	944,182	8,122,319

Class R6(b)	2,247	19,892	48	446	-	-

Automatic conversion of Class C shares to Class A shares:
Class A	1,847,584	16,642,202	1,771,376	15,906,779	-	-

Class C	(1,855,958)	(16,642,202)	(1,779,313)	(15,906,779)	-	-

Issued in connection with acquisitions:(c)
Class A	40,236,928	349,996,685	-	-	-	-

Class Y	5,414,342	47,110,781	-	-	-	-

Class R6	208,402	1,815,163	-	-	-	-

Reacquired:
Class A	(21,075,980)	(184,034,889)	(9,684,094)	(87,051,755)	(16,436,313)	(140,578,964)

Class C	(3,199,877)	(27,660,190)	(1,677,703)	(15,026,583)	(10,658,531)	(92,549,618)

Class Y	(20,205,301)	(175,935,449)	(9,883,638)	(89,068,360)	(10,983,254)	(93,722,990)

Class R6(b)	(173,194)	(1,535,293)	(9)	(84)	-	-

Net increase in share activity	37,406,117	$331,489,786	13,576,551	$122,970,429	28,969,492	$250,409,215

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date after the close of business on May 24, 2019.
(c)

After the close of business on May 15, 2020, the Fund acquired all the net assets of Invesco California Tax Free Income Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 45,859,672 shares of the Fund for 33,867,426 shares outstanding of the Target Fund as of the close of business on May 15, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 15, 2020. The Target Fund’s net assets as of the close of business on May 15, 2020 of $398,922,629, including $25,327,487 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,459,382,623 and $1,858,305,252 immediately after the acquisition.

    The pro forma results of operations for the six months ended August 31, 2020 assuming the reorganization had been completed on March 1, 2020, the beginning of the semi-annual reporting period are as follows:

Net investment income	$30,837,689

Net realized/unrealized gains (losses)	(59,121,110)

Change in net assets resulting from operations	$(28,283,421)

    As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 16, 2020.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

    The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

32                        Invesco California Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$991.50	$4.47	$1,020.72	$4.53	0.89%
Class C	1,000.00	988.80	8.22	1,016.94	8.34	1.64
Class Y	1,000.00	992.80	3.21	1,021.98	3.26	0.64
Class R6	1,000.00	992.80	3.06	1,022.13	3.11	0.61

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

33                        Invesco California Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco California Municipal Fund’s (formerly, Invesco Oppenheimer Rochester® California Municipal Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the

Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays Municipal Bond Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020 and that the Broadridge materials did not reflect this reduced contractual management fee schedule. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes

34                        Invesco California Municipal Fund

using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board also discussed with management any impact that the reduction of the Fund’s contractual management fee schedule effective May 2020 would have on the Fund’s total expense ratio peer group ranking.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

35                        Invesco California Municipal Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

⬛	Fund reports and prospectuses
⬛	Quarterly statements
⬛	Daily confirmations
⬛	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROCAM-SAR-1

Semiannual Report to Shareholders	August 31, 2020

Invesco Environmental Focus Municipal Fund
Effective September 4, 2020, Invesco Oppenheimer Municipal Fund was renamed Invesco Environmental Focus Municipal Fund. Nasdaq: A: OPAMX ∎ C: OPCMX ∎ Y: OPYMX ∎ R6: IOMUX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
12	Financial Statements
15	Financial Highlights
16	Notes to Financial Statements
21	Fund Expenses
22	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services

Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                     Invesco Environmental Focus Municipal Fund

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/29/20 to 8/31/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-1.26%
Class C Shares	-1.47
Class Y Shares	-1.07
Class R6 Shares	-1.09
Bloomberg Barclays Municipal Bond Index▼	0.19
U.S. Consumer Price Index∎	0.48

Source(s): ▼RIMES Technologies Corp.; ∎Bloomberg, L.P.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

The U.S. Consumer Price Index is a measure of change in consumer prices as determined by the U.S. Bureau of Labor Statistics.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                     Invesco Environmental Focus Municipal Fund

Average Annual Total Returns
As of 8/31/20, including maximum applicable sales charges

Class A Shares
Inception (11/7/06)	4.05%
10 Years	4.52
5 Years	3.50
1 Year	-2.51

Class C Shares
Inception (11/7/06)	3.79%
10 Years	4.24
5 Years	3.73
1 Year	0.28

Class Y Shares
Inception (7/29/11)	5.47%
5 Years	4.56
1 Year	2.09

Class R6 Shares
10 Years	5.02%
5 Years	4.50
1 Year	2.19

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Municipal Fund (the Fund). Returns shown above, prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco Environmental Focus Municipal Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing

HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                     Invesco Environmental Focus Municipal Bond Fund

Schedule of Investments

August 31, 2020

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.13%
Alabama–0.76%
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(a)	4.50%	05/01/2032	$ 1,000	$ 1,096,860

Alaska–0.83%
Alaska Municipal Bond Bank Authority; Series 2018 1, RB(b)	5.00%	02/01/2034	1,000	1,202,130

Arizona–1.61%
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(a)	5.25%	12/15/2038	100	106,766
Festival Ranch Community Facilities District;
Series 2019, GO Bonds (INS - AGM)(c)	4.00%	07/15/2034	300	347,889
Series 2019, Ref. GO Bonds (INS - AGM)(c)	4.00%	07/15/2034	350	405,871
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(a)	6.00%	07/01/2052	1,000	1,128,240
Maricopa County Pollution Control Corp. (Southern California Edison Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	340	341,003
				2,329,769

California–11.36%
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds);
Series 2019, RB	5.00%	08/01/2044	1,000	1,271,130
Series 2019, RB	5.00%	08/01/2049	1,500	1,895,190
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(b)	5.00%	12/31/2037	1,000	1,166,530
Series 2018, RB(b)	5.00%	12/31/2035	1,000	1,175,460
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 D, RB(d)	0.00%	06/01/2055	500	23,160
Norman Y Mineta San Jose International Airport SJC;
Series 2017 A, Ref. RB(b)	5.00%	03/01/2041	1,000	1,170,310
Series 2017 A, Ref. RB(b)	5.00%	03/01/2047	1,670	1,936,933
Oak Grove School District (Election of 2008); Series 2018 E, Ref. GO Bonds(e)	5.00%	08/01/2042	2,000	1,232,420
Sacramento (City of), CA Municipal Utility District; Series 2020 H, RB	4.00%	08/15/2045	1,000	1,221,130
San Francisco Bay Area Rapid Transit District (Green Bonds); Series 2020 C-1, GO Bonds	4.00%	08/01/2045	1,000	1,180,580
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 C, RB(d)	0.00%	06/01/2056	10,800	1,176,120
Southern California Public Power Authority (Tieton Hydropower); Series 2020 A, Ref. RB	4.00%	07/01/2039	1,000	1,205,310
Tobacco Securitization Authority of Southern California; Series 2006, RB(d)	0.00%	06/01/2046	3,000	570,150
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2049	1,000	1,238,560
				16,462,983

Colorado–0.57%
Aurora (City of), CO (Green Bonds); Series 2016, Ref. RB	5.00%	08/01/2032	250	308,198
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	500	519,460
				827,658

Connecticut–0.01%
South Central Connecticut Regional Water Authority; Series 2008, RB (INS - AGM)(c)	4.50%	08/01/2038	15	15,041

District of Columbia–2.35%
Metropolitan Washington Airports Authority; Series 2019 A, Ref. RB(b)	5.00%	10/01/2040	1,500	1,854,165
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. RB	5.00%	10/01/2053	1,500	1,557,000
				3,411,165

Florida–0.09%
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(a)	5.75%	07/15/2053	100	103,443
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	4.25%	11/15/2034	25	25,031
				128,474

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–4.92%
Atlanta (City of), GA (Beltline); Series 2016 A, Ref. RB	5.00%	01/01/2026	$ 1,275	$ 1,279,960
Cobb (County of), GA Kennestone Hospital Authority; Series 2017, Ref. RAC	5.00%	04/01/2042	1,035	1,226,547
Floyd (County of), GA Development Authority;
Series 2018 A, RB	5.75%	12/01/2033	100	95,616
Series 2018 A, RB	6.00%	12/01/2038	115	109,128
Series 2018 A, RB	6.25%	12/01/2048	285	267,088
Series 2018 A, RB	6.50%	12/01/2053	165	158,486
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2031	1,900	2,029,181
Main Street Natural Gas, Inc.; Series 2019 A, RB	5.00%	05/15/2049	285	411,771
Municipal Electric Authority of Georgia; Series 2018 HH, Ref. RB	5.00%	01/01/2044	1,000	1,212,680
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.38%	12/01/2053	250	236,660
Series 2018 A-2, RB(f)	5.50%	12/01/2028	100	97,090
				7,124,207

Illinois–1.67%
Chicago (City of), IL Transit Authority; Series 2020 A, Ref. RB	5.00%	12/01/2045	1,000	1,205,670
Chicago Park District; Series 2020 C, GO Bonds (INS - BAM)(c)	4.00%	01/01/2040	1,000	1,094,540
Illinois (State of) Sports Facilities Authority (The); Series 2019, Ref. RB (INS - BAM)(c)	5.00%	06/15/2030	100	119,197
				2,419,407

Indiana–3.44%
Indiana (State of) Finance Authority; Series 2019, Ref. RB	5.00%	10/01/2048	2,500	3,119,475
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail); Series 2019 A, RB	5.00%	02/01/2049	1,500	1,862,775
				4,982,250

Iowa–1.56%
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	6.00%	10/01/2048	100	101,826
Iowa (State of) Finance Authority (Green Bonds); Series 2020 A, RB	5.00%	08/01/2049	1,500	1,956,360
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, RB	5.63%	06/01/2046	200	202,948
				2,261,134

Kentucky–1.30%
Kentucky (Commonwealth of) Property & Building Commission (Project No. 119); Series 2018, RB (INS - BAM)(c)	5.00%	05/01/2032	1,500	1,886,220

Louisiana–1.57%
New Orleans (City of), LA Aviation Board; Series 2017 B, RB(b)	5.00%	01/01/2048	2,000	2,280,560

Maryland–1.88%
Baltimore (City of), MD (Water Projects); Series 2019 A, RB	4.00%	07/01/2044	1,080	1,246,903
Maryland (State of) Stadium Authority (Baltimore (City of), MD Public Schools) (Green Bonds); Series 2020, RB	5.00%	05/01/2047	1,000	1,480,350
				2,727,253

Massachusetts–3.04%
Massachusetts (Commonwealth of); Series 2020, GO Bonds	5.00%	07/01/2045	1,000	1,300,030
Massachusetts (Commonwealth of) Development Finance Agency; Series 2007, RB	4.50%	09/01/2036	5	5,013
Massachusetts (Commonwealth of) Transportation Fund Revenue; Series 2017 A, RB	5.00%	06/01/2047	2,555	3,103,533
				4,408,576

Michigan–3.40%
Detroit (City of), MI Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(c)	5.00%	07/01/2048	1,350	1,511,339
Detroit Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(c)	5.00%	07/01/2043	150	168,105
Great Lakes Water Authority; Series 2020 A, RB	5.00%	07/01/2045	1,750	2,204,527
Michigan (State of) Finance Authority; Series 2017, Ref. RB	5.25%	02/01/2032	1,000	1,049,290
				4,933,261

Minnesota–11.35%
Anoka (County of), MN Housing & Redevelopment Authority (Woodland Park Apartments); Series 2011 A, RB	5.00%	04/01/2027	1,000	1,003,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Brooklyn Park (City of), MN (Athlos Leadership Academy); Series 2015, RB	5.50%	07/01/2035	$ 650	$ 678,756
Buffalo (City of), MN (Central MN Senior Housing);
Series 2006 A, Ref. RB	5.38%	09/01/2026	320	319,994
Series 2006 A, Ref. RB	5.50%	09/01/2033	10	10,000
Chisago City (City of), MN (CDL Homes LLC); Series 2013 B, RB	6.00%	08/01/2043	1,000	1,050,520
Cokato (City of), MN (Cokato Charitable Trust); Series 2006 A, Ref. RB	5.25%	12/01/2026	200	199,038
Dakota (County of), MN Community Development Agency; Series 2015, RB	6.00%	08/01/2035	2,300	2,363,457
Dakota (County of), MN Community Development Agency (Ebenezer Ridges Assisted Living); Series 2013 A, RB	5.75%	11/01/2033	750	756,607
Hayward (City of), MN (St. John’s Lutheran Home of Albert Lea); Series 2014, Ref. RB	5.38%	10/01/2044	500	465,240
International Falls (City of), MN; Series 1999, Ref. RB(b)	6.85%	12/01/2029	115	114,991
Little Canada (City of), MN (PHS/Mayfield LLC); Series 2010, Ref. RB	6.00%	12/01/2030	250	250,018
Maplewood (City of), MN (VOA Care Centers); Series 2005 A, Ref. RB	5.38%	10/01/2024	430	427,884
Minneapolis & St. Paul (Cities of), MN Housing Finance Board;
Series 2006 A2, RB (CEP - GNMA)(b)	5.00%	12/01/2038	0	271
Series 2007 A-1, RB (CEP - GNMA)(b)	5.25%	12/01/2040	5	4,904
Series 2007 A-2, RB (CEP - GNMA)(b)	5.52%	03/01/2041	5	5,032
Minneapolis (City of), MN; Series 2010, RB	6.00%	12/01/2040	500	506,945
Minnesota (Sate of) Housing Finance Agency; Series 2013 B-1, RB	5.30%	08/01/2044	1,050	1,135,858
Minnesota (State of) Higher Education Facilities Authority; Series 2017, Ref. RB	5.00%	10/01/2040	500	536,310
Minnesota (State of) Municipal Power Agency; Series 2010 A, RB	5.25%	10/01/2035	750	752,933
Ramsey (City of), MN (Pact Charter School); Series 2013 A, Ref. RB	5.50%	12/01/2033	1,000	1,036,810
Rochester (City of), MN (Olmsted Medical Center); Series 2010, RB	5.88%	07/01/2030	750	752,685
St. Louis (City of), MN Park Economic Development Authority (Hoigaard Village); Series 2010, RB	5.00%	02/01/2023	150	150,092
St. Paul (City of), MN Housing & Redevelopment Authority; Series 2004, RB	6.25%	03/01/2029	287	246,610
St. Paul (City of), MN Housing & Redevelopment Authority (Nova Classical Academy); Series 2011 A, RB	6.38%	09/01/2031	375	391,403
St. Paul (City of), MN Housing & Redevelopment Authority (University Westgate Station); Series 2015 B, RB	5.25%	04/01/2043	500	506,470
St. Paul (City of), MN Port Authority; Series 2007 1, RB	5.00%	08/01/2036	1,375	1,376,059
Stillwater (City of), MN (Orleans Homes);
Series 2007, RB(b)	5.38%	02/01/2032	900	900,747
Series 2007, RB(b)	5.50%	02/01/2042	510	510,275
				16,452,909

Missouri–2.97%
Boone (County of), MO (Boone Hospital Center); Series 2016, Ref. RB	5.00%	08/01/2031	900	995,400
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(a)	5.25%	12/01/2048	100	101,641
Missouri (State of) Health & Educational Facilities Authority (Maryville University St. Louis); Series 2019 A, RB	5.00%	06/15/2045	500	583,810
St. Louis (City of), MO Land Clearance for Redevelopment Authority; Series 2018 A, RB	5.00%	04/01/2048	2,395	2,628,704
				4,309,555

New Hampshire–0.69%
New Hampshire (State of) Business Finance Authority (Green Bonds); Series 2020 B, Ref. RB(a)(b)(f)	3.75%	07/02/2040	1,000	1,005,240

New Jersey–1.81%
New Jersey (State of) Economic Development Authority; Series 2018 A, RB(a)	6.50%	11/01/2052	100	113,677
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	91	111,750
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds); Series 2020 A, RB	5.00%	07/01/2045	2,000	2,399,240
				2,624,667

New York–12.48%
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB	5.00%	02/15/2045	2,150	2,541,579
Long Island (City of), NY Power Authority; Series 2017, RB	5.00%	09/01/2042	2,000	2,427,920
Metropolitan Transportation Authority; Series 2014 B, RB	5.00%	11/15/2044	2,000	2,095,200
Metropolitan Transportation Authority (Green Bonds); Series 2020 C-1, RB	5.00%	11/15/2050	1,000	1,104,670
New York (City of), NY Municipal Water Finance Authority; Series 2019 BB-1, RB	5.00%	06/15/2049	1,000	1,275,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Housing Finance Agency (Climate Bond Certified/Sustainability Bonds); Series 2019 P, RB	3.05%	11/01/2049	$ 1,000	$ 1,033,720
New York (State of) Thruway Authority; Series 2016 A, RB	5.25%	01/01/2056	1,395	1,604,808
New York City Housing Development Corp.; Series 2020 A-1-C, RB	2.80%	11/01/2045	1,000	1,026,910
New York City Housing Development Corp. (Sustainable Neighborhoods); Series 2019 G-1-B, Ref. RB	3.00%	11/01/2044	1,000	1,034,630
New York Power Authority; Series 2002 A, RB	4.00%	11/15/2050	1,000	1,182,110
New York State Environmental Facilities Corp.; Series 2020, RB(f)	2.75%	09/02/2025	1,000	1,008,880
Syracuse (City of), NY Industrial Development Agency (Carousel Center); Series 2016, Ref. RB(b)	5.00%	01/01/2034	2,000	1,747,980
				18,084,197

North Carolina–0.01%
Nash Health Care Systems; Series 2003, RB (INS - AGM)(c)	5.00%	11/01/2030	10	10,032

Ohio–2.77%
American Municipal Power, Inc. (Green Bonds, Solar Electricity); Series 2020 A, RB	4.00%	02/15/2044	1,000	1,151,120
Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	4.00%	06/01/2039	150	174,280
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	490	535,281
Ohio (State of) Higher Educational Facility Commission (University Findlay); Series 2019, Ref. RB	5.00%	03/01/2039	2,000	2,145,960
				4,006,641

Oregon–0.92%
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow;
Series 2019 A, GO Bonds (CEP - Oregon School Bond Guaranty)(d)	0.00%	06/15/2038	1,250	757,888
Series 2019 A, GO Bonds (CEP - Oregon School Bond Guaranty)(d)	0.00%	06/15/2039	1,000	579,730
				1,337,618

Pennsylvania–7.04%
Allegheny (County of), PA; Series 2020 C-78, GO Bonds	4.00%	11/01/2049	1,000	1,187,920
Chester (County of), PA Industrial Development Authority (Longwood Gardens);
Series 2019, RB	5.00%	12/01/2044	1,500	1,887,495
Series 2019, RB	4.00%	12/01/2049	1,500	1,722,330
Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	145	160,785
Series 2019, Ref. RB	5.00%	05/01/2048	560	611,055
Pennsylvania (Commonwealth of) Turnpike Commission; Series 2016 A1, RB	5.00%	12/01/2041	1,905	2,171,472
Philadelphia (City of), PA Authority for Industrial Development (La Salle University); Series 2017, Ref. RB	5.00%	05/01/2037	1,475	1,555,343
State Public School Building Authority (School District of Philidelphia (The)); Series 2016 A, Ref. RB (INS - AGM)(c)	5.00%	06/01/2031	750	911,160
				10,207,560

Rhode Island–0.22%
Tobacco Settlement Financing Corp.; Series 2007 A, RB(d)	0.00%	06/01/2052	2,080	316,451

South Carolina–1.18%
South Carolina (State of) Public Service Authority; Series 2015 A, Ref. RB	5.00%	12/01/2050	1,500	1,706,235

Tennessee–0.07%
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(a)	5.13%	06/01/2036	100	104,988

Texas–4.71%
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	100	109,202
Austin Community College District Public Facility Corp. (Highland Campus Building 3000); Series 2018, RB	5.00%	08/01/2042	2,000	2,397,540
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.13%	08/15/2048	500	565,265
Dallas (City of), TX Area Rapid Transit; Series 2020 A, Ref. RB	5.00%	12/01/2045	2,000	2,562,640
San Antonio (City of), TX; Series 2020 C, RB	4.00%	05/15/2050	1,000	1,183,560
				6,818,207

Utah–2.05%
Salt Lake City (City of), UT; Series 2018 A, RB(b)	5.00%	07/01/2043	1,000	1,192,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Salt Lake City Corp.; Series 2017 B, RB	5.00%	07/01/2047	$ 1,500	$ 1,775,640
				2,967,680

Virginia–0.72%
Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2055	1,000	1,037,880

Washington–4.28%
Central Puget Sound Regional Transit Authority (Green Bonds); Series 2016 S-1, RB	5.00%	11/01/2046	2,000	3,124,960
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2035	2,745	3,075,388
				6,200,348

Wisconsin–5.50%
Public Finance Authority (Barton College); Series 2018 A, RB	5.00%	03/01/2048	500	493,380
Public Finance Authority (Beyond Boone LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(c)	5.00%	07/01/2035	500	597,910
Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2049	1,000	1,076,300
Public Finance Authority (Wingate University); Series 2018 A, Ref. RB	5.25%	10/01/2048	1,500	1,624,905
Somers (Village of), WI; Series 2018 B, Ref. RB	4.85%	06/01/2036	1,235	1,342,766
Wisconsin (State of) Public Finance Authority;
Series 2018, RB (INS - AGM)(c)	5.00%	07/01/2058	2,100	2,427,516
Series 2019 A, RB(a)	5.38%	06/01/2044	100	95,290
Series 2019 A, RB(a)	5.50%	06/01/2054	100	94,302
Series 2019 A, RB (INS - AGM)(c)	5.00%	07/01/2058	100	115,292
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(a)	5.00%	06/15/2039	100	103,132
				7,970,793
TOTAL INVESTMENTS IN SECURITIES(g)-99.13% (Cost $135,932,387)				143,657,949
OTHER ASSETS LESS LIABILITIES-0.87%				1,260,847
NET ASSETS-100.00%				$144,918,796

Investment Abbreviations:

AGM	- Assured Guaranty Municipal Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
GNMA	- Government National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
RAC	- Revenue Anticipation Certificates
RB	- Revenue Bonds
Ref.	- Refunding

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $4,053,579, which represented 2.80% of the Fund’s Net Assets.

(b)	Security subject to the alternative minimum tax.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Zero coupon bond issued at a discount.
(e)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Environmental Focus Municipal Fund

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2020

Revenue Bonds	94.1%

General Obligation Bonds	5.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Environmental Focus Municipal Fund

Statement of Assets and Liabilities

August 31, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $135,932,387)	$143,657,949

Cash	1,927,088

Receivable for:
Investments sold	128,000

Fund shares sold	166,965

Interest	1,393,776

Investment for trustee deferred compensation and retirement plans	5,353

Other assets	94,138

Total assets	147,373,269

Liabilities:
Payable for:
Investments purchased	2,183,410

Dividends	65,725

Fund shares reacquired	95,329

Accrued fees to affiliates	55,960

Accrued interest expense	2,109

Accrued trustees’ and officers’ fees and benefits	5,207

Accrued other operating expenses	41,380

Trustee deferred compensation and retirement plans	5,353

Total liabilities	2,454,473

Net assets applicable to shares outstanding	$144,918,796

Net assets consist of:
Shares of beneficial interest	$137,267,390

Distributable earnings	7,651,406

$144,918,796

Net Assets:
Class A	$81,908,836

Class C	$21,234,656

Class Y	$41,765,159

Class R6	$10,145

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	6,070,825

Class C	1,574,526

Class Y	3,096,436

Class R6	752

Class A:
Net asset value per share	$13.49

Maximum offering price per share (Net asset value of $13.49 ÷ 95.75%)	$14.09

Class C:
Net asset value and offering price per share	$13.49

Class Y:
Net asset value and offering price per share	$13.49

Class R6:
Net asset value and offering price per share	$13.49

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco Environmental Focus Municipal Fund

Statement of Operations

For the six months ended August 31, 2020

(Unaudited)

Investment income:
Interest	$ 2,562,185

Expenses:
Advisory fees	271,444

Administrative services fees	10,183

Custodian fees	318

Distribution fees:
Class A	94,480

Class C	123,109

Interest, facilities and maintenance fees	45,163

Transfer agent fees - A, C and Y	57,781

Transfer agent fees - R6	5

Trustees’ and officers’ fees and benefits	8,218

Registration and filing fees	31,120

Reports to shareholders	14,115

Professional services fees	28,141

Other	2,717

Total expenses	686,794

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(131,292)

Net expenses	555,502

Net investment income	2,006,683

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	410,885

Change in net unrealized appreciation (depreciation) of investment securities	(5,310,326)

Net realized and unrealized gain (loss)	(4,899,441)

Net increase (decrease) in net assets resulting from operations	$(2,892,758)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                     Invesco Environmental Focus Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2020, period ended February 29, 2020, and the year ended March 31, 2019

(Unaudited)

	Six Months Ended	Eleven Months Ended	Year Ended
	August 31, 2020	February 29, 2020	March 31, 2019

Operations:
Net investment income	$ 2,006,683	$ 3,069,923	$ 3,860,811

Net realized gain (loss)	410,885	1,153,639	(1,639,412)

Change in net unrealized appreciation (depreciation)	(5,310,326)	7,365,193	4,969,872

Net increase (decrease) in net assets resulting from operations	(2,892,758)	11,588,755	7,191,271

Distributions to shareholders from distributable earnings:
Class A	(1,127,344)	(2,144,983)	(1,997,175)

Class B	-	-	(559)

Class C	(297,898)	(674,596)	(802,080)

Class Y	(646,453)	(1,191,838)	(987,797)

Class R6	(166)	(295)	-

Total distributions from distributable earnings	(2,071,861)	(4,011,712)	(3,878,611)

Share transactions-net:
Class A	3,273,688	22,395,949	(7,832,734)

Class B	-	-	(210,614)

Class C	(4,430,714)	(1,095,766)	(4,327,783)

Class Y	(3,155,586)	18,333,720	(2,214,502)

Class R6	-	10,000	-

Net increase (decrease) in net assets resulting from share transactions	(4,312,612)	39,643,903	(14,585,633)

Net increase (decrease) in net assets	(9,277,231)	47,220,946	(11,181,973)

Net assets:
Beginning of period	154,196,027	106,975,081	118,157,054

End of period	$144,918,796	$154,196,027	$106,975,081

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                     Invesco Environmental Focus Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/20	$13.87	$0.19	$(0.37)		$(0.18)	$(0.20)	$13.49	(1.26)%	$81,909	0.76	%(d)	0.85	%(d)	0.70	%(d)	2.89	%(d)	21%
Eleven months ended 02/29/20	13.09	0.33	0.88		1.21	(0.43)	13.87	9.36	81,165	0.86	(e)	0.92	(e)	0.76	(e)	2.65	(e)	14
Year ended 03/31/19	12.68	0.48	0.40		0.88	(0.47)	13.09	7.12	54,800	0.99		1.19		0.95		3.76		79
Year ended 03/31/18	12.71	0.45	(0.01)		0.44	(0.47)	12.68	3.49	60,899	0.98		1.13		0.95		3.49		9
Year ended 03/31/17	13.12	0.49	(0.43)		0.06	(0.47)	12.71	0.37	73,607	0.96		1.16		1.00		3.73		12
Year ended 03/31/16	13.16	0.44	0.01		0.45	(0.49)	13.12	3.51	84,636	0.97		1.26		1.09		3.40		14
Year ended 03/31/15	12.64	0.56	0.51		1.07	(0.55)	13.16	8.58	81,518	0.96		1.25		1.09		4.28		13
Class C
Six months ended 08/31/20	13.86	0.15	(0.36)		(0.21)	(0.16)	13.49	(1.47)	21,235	1.31	(d)	1.60	(d)	1.25	(d)	2.34	(d)	21
Eleven months ended 02/29/20	13.08	0.26	0.87		1.13	(0.35)	13.86	8.77	26,381	1.62	(e)	1.68	(e)	1.31	(e)	2.10	(e)	14
Year ended 03/31/19	12.66	0.39	0.41		0.80	(0.38)	13.08	6.47	25,961	1.75		1.95		1.62		3.10		79
Year ended 03/31/18	12.70	0.35	(0.02)		0.33	(0.37)	12.66	2.65	29,457	1.73		1.88		1.70		2.73		9
Year ended 03/31/17	13.11	0.39	(0.43)		(0.04)	(0.37)	12.70	(0.38)	33,510	1.73		1.93		1.75		2.99		12
Year ended 03/31/16	13.14	0.35	0.01		0.36	(0.39)	13.11	2.83	37,744	1.72		2.01		1.84		2.65		14
Year ended 03/31/15	12.63	0.46	0.50		0.96	(0.45)	13.14	7.70	32,303	1.72		2.01		1.84		3.51		13
Class Y
Six months ended 08/31/20	13.86	0.21	(0.37)		(0.16)	(0.21)	13.49	(1.07)	41,765	0.51	(d)	0.60	(d)	0.45	(d)	3.14	(d)	21
Eleven months ended 02/29/20	13.09	0.36	0.87		1.23	(0.46)	13.86	9.54	46,639	0.62	(e)	0.68	(e)	0.51	(e)	2.91	(e)	14
Year ended 03/31/19	12.68	0.49	0.41		0.90	(0.49)	13.09	7.26	26,214	0.74		0.94		0.82		3.89		79
Year ended 03/31/18	12.71	0.45	(0.00	)(f)	0.45	(0.48)	12.68	3.57	27,590	0.72		0.87		0.87		3.55		9
Year ended 03/31/17	13.12	0.50	(0.43)		0.07	(0.48)	12.71	0.45	21,199	0.73		0.93		0.93		3.81		12
Year ended 03/31/16	13.16	0.45	0.01		0.46	(0.50)	13.12	3.60	18,298	0.72		1.01		1.01		3.49		14
Year ended 03/31/15	12.64	0.56	0.52		1.08	(0.56)	13.16	8.67	15,169	0.71		1.00		1.00		4.29		13
Class R6
Six months ended 08/31/20	13.87	0.22	(0.38)		(0.16)	(0.22)	13.49	(1.09)	10	0.40	(d)	0.62	(d)	0.35	(d)	3.25	(d)	21
Period ended 02/29/20(g)	13.29	0.31	0.66		0.97	(0.39)	13.87	7.42	10	0.57	(e)	0.63	(e)	0.41	(e)	3.00	(e)	14

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $75,401, $24,421, $39,834 and $10 for Class A, Class C, Class Y and Class R6 shares, respectively.
(e)	Annualized.
(f)	Amount represents less than $(0.005) per share.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                     Invesco Environmental Focus Municipal Fund

Notes to Financial Statements

August 31, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Environmental Focus Municipal Fund, formerly Invesco Oppenheimer Municipal Fund, (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

Effective September 4, 2020, the investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital. Prior to September 4, 2020, the investment objective was to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature will change from ten years to eight years. The first conversion of Class C shares to Class A shares would occur at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to

16                     Invesco Environmental Focus Municipal Fund

shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

I.

Other Risks - The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Because the Fund evaluates environmental focus factors to assess and exclude certain investments for non-financial reasons, it may forego some market opportunities available to funds that do not use these factors. The securities of companies that score favorably under the Fund’s environmental focus scoring methodology may underperform similar companies that do not score as well or may underperform the stock market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on environmental focus factors or funds that use a different environmental focus scoring methodology. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, which could negatively impact the Fund’s ability to apply its methodology, which in turn could negatively impact the Fund’s performance. In addition, the Fund’s assessment of a company, based on the company’s level of involvement in a particular industry or the company’s environmental focus score, may differ from that of other funds or an investor. As a result, the companies deemed eligible for inclusion in the Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable environmental focus characteristics if different metrics were used to evaluate them.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $500 million	0.400%
Next $500 million	0.350%
Next $500 million	0.300%
Over $1.5 billion	0.280%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

17                     Invesco Environmental Focus Municipal Fund

For the six months ended August 31, 2020, the effective advisory fee rate incurred by the Fund was 0.40%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.70%, 1.25%, 0.45% and 0.35%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

The Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2020, the Adviser reimbursed class level expenses of $57,306, $43,359, $30,562, and $13 of Class A, Class C, Class Y and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2020, IDI advised the Fund that IDI retained $4,544 in front-end sales commissions from the sale of Class A shares and $2,250 and $1,107 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2020, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $52.

18                     Invesco Environmental Focus Municipal Fund

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of February 29, 2020, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$-	$721,517	$721,517

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2020 was $29,513,463 and $30,622,568, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$8,775,505

Aggregate unrealized (depreciation) of investments	(840,397)

Net unrealized appreciation of investments	$7,935,108

    Cost of investments for tax purposes is $135,722,841.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Eleven months ended		Year ended
	August 31, 2020(a)		February 29, 2020		March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	739,493	$9,675,737	1,899,512	$25,519,851	726,167	$9,223,717

Class C	169,132	2,243,015	333,673	4,487,095	146,550	1,854,845

Class Y	662,446	8,724,434	1,782,338	23,991,014	786,739	9,966,222

Class R6(b)	-	-	752	10,000	-	-

Issued as reinvestment of dividends:
Class A	51,630	675,258	152,451	2,056,568	149,349	1,894,492

Class B(c)	-	-	-	-	45	559

Class C	17,001	221,632	48,411	651,816	60,702	768,925

Class Y	29,614	387,001	87,834	1,185,612	76,949	976,084

Automatic conversion of Class C shares to Class A shares:
Class A	400,106	5,383,319	179,911	2,425,101	-	-

Class C	(400,386)	(5,383,319)	(180,028)	(2,425,101)	-	-

19                     Invesco Environmental Focus Municipal Fund

	Summary of Share Activity

	Six months ended		Eleven months ended		Year ended
	August 31, 2020(a)		February 29, 2020		March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Reacquired:
Class A	(972,905)	$(12,460,626)	(565,574)	$(7,605,571)	(1,492,917)	$(18,950,943)

Class B(c)	-	-	-	-	(16,688)	(211,173)

Class C	(114,168)	(1,512,042)	(283,987)	(3,809,576)	(548,716)	(6,951,553)

Class Y	(959,465)	(12,267,021)	(509,167)	(6,842,906)	(1,037,368)	(13,156,808)

Net increase (decrease) in share activity	(377,502)	$(4,312,612)	2,946,126	$39,643,903	(1,149,188)	$(14,585,633)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date after the close of business on May 24, 2019.
(c)	All outstanding Class B shares converted to Class A shares on June 1, 2018.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

    The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 11–Subsequent Event

Effective September 4, 2020, the principal investment strategy of the Fund will change to incorporate proprietary environmental scoring and exclusionary criteria.

20                     Invesco Environmental Focus Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/20)	Expenses Paid During Period[2]
Class A	$1,000.00	$987.40	$3.81	$1,021.37	$3.87	0.76%
Class C	1,000.00	985.30	6.56	1,018.60	6.67	1.31
Class Y	1,000.00	989.30	2.56	1,022.63	2.60	0.51
Class R6	1,000.00	989.10	2.01	1,023.19	2.04	0.40

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

21                     Invesco Environmental Focus Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Environmental Focus Municipal Fund’s (formerly, Invesco Oppenheimer Municipal Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the

Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays Municipal Bond Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The

22                     Invesco Environmental Focus Municipal Fund

Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

23                     Invesco Environmental Focus Municipal Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	Invesco Distributors, Inc.	O-MUNI-SAR-1

Semiannual Report to Shareholders	August 31, 2020
Invesco High Yield Municipal Fund
Nasdaq:
A: ACTHX ∎ C: ACTFX ∎ Y: ACTDX ∎ R5: ACTNX ∎ R6: ACTSX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
44	Financial Statements
48	Financial Highlights
49	Notes to Financial Statements
55	Fund Expenses
56	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely, Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely, Andrew Schlossberg Head of the Americas, Senior Managing Director, Invesco Ltd.

2                      Invesco High Yield Municipal Fund

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 2/29/20 to 8/31/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-5.70%
Class C Shares	-5.98
Class Y Shares	-5.56
Class R5 Shares	-5.60
Class R6 Shares	-5.47
S&P Municipal Bond High Yield Index▼ (Broad Market Index)	-2.32
Custom Invesco High Yield Municipal Index∎ (Style-Specific Index)	-1.76
Lipper High Yield Municipal Debt Funds Index◆ (Peer Group Index)	-3.88

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; ◆Lipper Inc.

The S&P Municipal Bond High Yield Index is an unmanaged index considered representative of municipal bonds that are not rated or are rated below investment grade.

    The Custom Invesco High Yield Municipal Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index. The S&P Municipal Bond Investment Grade Index is considered representative of investment grade US municipal bonds.

    The Lipper High Yield Municipal Debt Funds Index is an unmanaged index considered representative of high-yield municipal debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                      Invesco High Yield Municipal Fund

Average Annual Total Returns
As of 8/31/20, including maximum applicable sales charges
Class A Shares
Inception (1/2/86)	5.77%
10 Years	5.02
5 Years	3.76
1 Year	-5.34
Class C Shares
Inception (12/10/93)	5.09%
10 Years	4.70
5 Years	3.91
1 Year	-2.76
Class Y Shares
Inception (3/1/06)	4.99%
10 Years	5.74
5 Years	4.93
1 Year	-0.90
Class R5 Shares
10 Years	5.82%
5 Years	4.87
1 Year	-0.92
Class R6 Shares
10 Years	5.59%
5 Years	4.89
1 Year	-0.75

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen High Yield Municipal Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen High Yield Municipal Fund (renamed Invesco High Yield Municipal Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on April 30, 2012. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had fees not been waived and/or expenses reimbursed currently or in the past, returns would have been lower. See current prospectus for more information.

4                      Invesco High Yield Municipal Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                      Invesco High Yield Municipal Fund

Schedule of Investments

August 31, 2020

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-112.07%(a)
Alabama-3.47%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	6.00%	06/01/2050	$8,650	$8,902,666
Birmingham (City of), AL Water Works Board; Series 2015 A, Ref. RB(b)(c)(d)	5.00%	01/01/2025	12,750	15,320,273
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(e)	5.75%	10/01/2049	8,500	7,408,345
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB	5.50%	01/01/2028	1,390	902,416
Series 2007, RB(f)	5.50%	01/01/2043	21,290	13,783,146
Series 2008 A, RB(f)	6.88%	01/01/2043	4,470	2,895,532
Series 2011 A, RB(f)	7.50%	01/01/2047	2,600	1,684,358
Series 2012 A, RB(f)	5.63%	01/01/2042	6,575	4,257,247
Jefferson (County of), AL;
Series 2013 C, Wts. (INS - AGM)(g)(h)	6.50%	10/01/2038	7,000	6,908,300
Series 2013 C, Wts. (INS - AGM)(g)(h)	6.60%	10/01/2042	11,700	11,494,197
Series 2013 F, Revenue Wts.(g)	7.50%	10/01/2039	27,640	27,229,546
Series 2013 F, Revenue Wts.(g)	7.75%	10/01/2046	95,055	93,075,954
Series 2013-F, Revenue Wts.(g)	7.90%	10/01/2050	65,400	63,918,690
Lower Alabama Gas District (The); Series 2016 A, RB(d)	5.00%	09/01/2046	24,000	33,877,200
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining);
Series 2019 A, Ref. IDR(i)	4.50%	05/01/2032	20,655	22,655,643
Series 2019 A, Ref. IDR(i)	5.25%	05/01/2044	23,500	26,159,260
				340,472,773

Alaska-0.35%
Alaska (State of) Municipal Bond Bank Authority (Master Resolution);
Series 2017 A, RB	5.50%	10/01/2046	505	598,430
Series 2017 A, RB(d)	5.50%	10/01/2046	22,000	26,070,220
Northern Tobacco Securitization Corp.;
Series 2006 B, RB(j)	0.00%	06/01/2046	27,225	4,607,559
Series 2006 C, RB(j)	0.00%	06/01/2046	20,860	3,250,614
				34,526,823

American Samoa-0.17%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	14,345	16,687,538

Arizona-2.41%
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2019, RB(i)	5.00%	07/01/2049	1,000	1,039,740
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(i)	6.00%	07/01/2037	13,845	15,449,774
Series 2017, Ref. RB(i)	6.00%	07/01/2047	19,510	21,429,004
Arizona (State of) Industrial Development Authority (Basis Schools);
Series 2017 A, Ref. RB(i)	5.13%	07/01/2037	1,180	1,270,612
Series 2017 D, Ref. RB(i)	5.00%	07/01/2051	3,300	3,497,373
Series 2017 G, Ref. RB(i)	5.00%	07/01/2037	1,105	1,194,417
Series 2017 G, Ref. RB(i)	5.00%	07/01/2051	1,000	1,059,810
Series 2017-A, Ref. RB(i)	5.38%	07/01/2050	6,000	6,431,400
Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa Campus and Red Rock Campus); Series 2019 A, IDR(i)	5.00%	07/15/2039	2,650	2,830,651
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2043	3,250	2,960,588
Series 2019 A, RB	4.50%	01/01/2049	4,500	3,690,720
Series 2019 A, RB	5.00%	01/01/2054	1,250	1,094,850
Series 2019 B, RB	5.00%	01/01/2034	1,730	1,620,924
Series 2019 B, RB	5.00%	01/01/2035	1,820	1,687,813
Series 2019 B, RB	5.00%	01/01/2049	2,125	1,788,931

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation);
Series 2016, RB(i)	5.70%	07/01/2047	$9,730	$10,461,307
Series 2016, RB(i)	5.80%	07/01/2052	4,920	5,262,678
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence - Parker Colorado Campus); Series 2019, RB(i)	5.00%	07/01/2054	6,210	6,394,437
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(i)	5.25%	07/01/2052	500	512,425
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(i)	5.00%	06/01/2031	6,000	5,899,260
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(i)	5.25%	12/15/2038	1,015	1,083,675
Series 2018 A, RB(i)	5.50%	12/15/2048	2,265	2,415,736
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital); Series 2020, RB	4.00%	02/01/2050	3,000	3,417,240
Glendale (City of), AZ Industrial Development Authority (Sun Health Services);
Series 2019 A, Ref. RB	5.00%	11/15/2042	1,800	2,038,212
Series 2019 A, Ref. RB	5.00%	11/15/2048	14,170	15,950,319
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix); Series 2018 A, Ref. RB	5.00%	07/01/2048	1,500	1,502,475
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	4.00%	11/15/2027	1,935	1,993,050
Series 2017, Ref. RB	5.00%	11/15/2040	1,485	1,549,642
Series 2017, Ref. RB	5.00%	11/15/2045	9,390	9,722,218
Series 2018, RB	5.00%	11/15/2053	5,970	6,147,667
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(i)	5.00%	07/01/2054	1,950	2,071,992
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools);
Series 2016, Ref. RB(i)	5.00%	07/01/2036	2,475	2,651,616
Series 2016, Ref. RB(i)	5.00%	07/01/2047	1,525	1,606,771
Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB	5.50%	11/15/2034	3,695	3,489,336
Series 2014, Ref. RB	5.75%	11/15/2040	6,015	5,619,694
Phoenix (City of), AZ Industrial Development Authority (Basis Schools);
Series 2015, Ref. RB(i)	5.00%	07/01/2045	3,515	3,678,834
Series 2016 A, Ref. RB(i)	5.00%	07/01/2046	3,925	4,106,178
Phoenix (City of), AZ Industrial Development Authority (Choice Academies); Series 2012, RB	5.63%	09/01/2042	2,850	2,910,021
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(i)	6.75%	07/01/2044	5,250	5,890,395
Phoenix (City of), AZ Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, RB	5.63%	07/01/2042	2,770	2,799,722
Pima (County of), AZ Industrial Development Authority (Acclaim Charter School);
Series 2006, RB	5.70%	12/01/2026	1,660	1,660,730
Series 2006, RB	5.80%	12/01/2036	4,385	4,228,236
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(i)	5.38%	06/15/2035	2,370	2,469,611
Series 2015, Ref. RB(i)	5.63%	06/15/2045	3,500	3,644,655
Series 2017, RB(i)	4.13%	06/15/2029	1,500	1,500,570
Series 2017, RB(i)	5.00%	06/15/2047	1,000	1,002,970
Series 2019, Ref. RB(i)	5.00%	06/15/2049	1,240	1,248,296
Series 2019, Ref. RB(i)	5.00%	06/15/2052	2,150	2,161,653
Pima (County of), AZ Industrial Development Authority (Career Success Schools);
Series 2020, Ref. RB(i)	5.50%	05/01/2040	1,125	1,181,813
Series 2020, Ref. RB(i)	5.75%	05/01/2050	5,000	5,250,350
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.25%	05/01/2044	3,000	3,273,450
Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools); Series 2019, RB(i)	5.00%	07/01/2049	1,500	1,526,445
Pima (County of), AZ Industrial Development Authority (Premier Charter High School);
Series 2016 A, Ref. RB(i)	7.00%	07/01/2045	3,242	2,945,724
Series 2016 B, Ref. RB(k)	2.07%	07/01/2045	1,735	173,536
Series 2016 C, Ref. RB(k)	2.07%	07/01/2045	1,036	10,355

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Pima (County of), AZ Industrial Development Authority (Riverbend Prep); Series 2010, RB(i)	7.00%	09/01/2037	$3,358	$3,362,130
Sundance Community Facilities District (Assessment District No. 2); Series 2003, RB(i)	7.13%	07/01/2027	620	620,291
Sundance Community Facilities District (Assessment District No. 3); Series 2004, RB	6.50%	07/01/2029	131	131,014
Tempe (City of), AZ Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB	6.25%	12/01/2042	4,225	4,289,727
Series 2012 A, Ref. RB	6.25%	12/01/2046	4,100	4,158,343
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(i)	6.13%	10/01/2047	2,800	2,886,436
Series 2017 A, RB(i)	6.13%	10/01/2052	2,800	2,878,204
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses);
Series 2013, RB	5.75%	07/01/2033	3,000	3,206,970
Series 2013, RB	6.00%	07/01/2043	3,625	3,858,957
University Medical Center Corp.; Series 2011, RB(b)(c)	6.00%	07/01/2021	2,600	2,725,528
				236,617,501

Arkansas-0.15%
Arkansas (State of) Development Finance Authority (Big River Steel); Series 2019, RB(e)(i)	4.50%	09/01/2049	15,000	15,172,050

California-12.67%
ABAG Finance Authority for Nonprofit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047	6,000	6,229,020
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(d)	5.00%	04/01/2056	21,000	24,583,230
California (County of), CA Tobacco Securitization Agency;
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,000	1,124,410
Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2055	13,780	2,466,896
California (County of), CA Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, RB(j)	0.00%	06/01/2033	12,785	6,150,736
California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(j)	0.00%	06/01/2046	25,000	5,808,500
California (State of); Series 2020, GO Bonds	3.00%	03/01/2050	1,315	1,408,746
California (State of) Community Housing Agency (Excelsior Charter Schools);
Series 2020 A, RB(i)	5.00%	06/15/2050	1,540	1,605,527
Series 2020 A, RB(i)	5.00%	06/15/2055	1,030	1,070,747
California (State of) Educational Facilities Authority (Stanford University); Series 2014 U-6, RB(d)	5.00%	05/01/2045	15,000	23,674,800
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB(d)	5.00%	11/01/2047	10,000	15,616,800
California (State of) Housing Finance Agency; Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	4,950	5,469,594
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	1,500	1,657,710
California (State of) Municipal Finance Authority (California Baptist University);
Series 2016 A, RB(i)	5.00%	11/01/2036	1,500	1,575,300
Series 2016 A, RB(i)	5.00%	11/01/2046	1,500	1,548,855
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(i)	6.63%	01/01/2032	1,000	984,690
Series 2012, RB(i)	6.88%	01/01/2042	1,500	1,464,570
California (State of) Municipal Finance Authority (Santa Rosa Academy);
Series 2012 A, RB	5.75%	07/01/2030	5,505	5,788,563
Series 2012 A, RB	6.00%	07/01/2042	5,355	5,604,650
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(e)	4.00%	07/15/2029	15,960	15,971,172
California (State of) Pollution Control Finance Authority;
Series 2012, RB(e)(i)	5.00%	07/01/2037	13,500	14,087,385
Series 2012, RB(e)(i)	5.00%	11/21/2045	20,710	21,524,317
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 1/22/2016-9/26/2017; Cost $9,847,500)(e)(f)(i)	7.00%	12/01/2027	9,925	4,962,500
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(i)	5.00%	11/21/2045	11,650	13,402,043
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	6.40%	07/01/2048	3,000	3,343,980
California (State of) School Finance Authority (Aspire Public Schools); Series 2016, Ref. RB(i)	5.00%	08/01/2046	2,500	2,777,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) School Finance Authority (New Designs Charter School);
Series 2012, RB	5.50%	06/01/2042	$5,000	$5,116,550
Series 2019 A, RB(i)	5.00%	06/01/2040	750	786,233
Series 2019 A, RB(i)	5.00%	06/01/2050	1,060	1,098,584
California (State of) School Finance Authority (TEACH Public Schools);
Series 2019 A, RB(i)	5.00%	06/01/2049	750	783,810
Series 2019 A, RB(i)	5.00%	06/01/2058	2,600	2,705,066
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2011, RB(b)(c)	7.25%	11/01/2021	1,500	1,620,840
Series 2011, RB(b)(c)	7.50%	11/01/2021	5,500	5,959,030
Series 2014 A, RB	6.13%	11/01/2033	1,560	1,704,550
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB (Acquired 11/03/2015; Cost $6,700,000)(i)	6.75%	06/01/2045	6,700	7,069,573
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	4,350	4,523,870
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(i)	5.00%	06/01/2036	4,250	4,375,800
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	3,000	3,226,800
Series 2014, RB	5.50%	12/01/2054	9,750	10,475,887
Series 2016 A, RB(i)	5.25%	12/01/2056	55,945	60,243,254
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(i)	5.25%	07/01/2052	1,450	1,420,232
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden);
Series 2012, RB	6.00%	10/01/2042	2,895	3,033,584
Series 2012, RB	6.00%	10/01/2047	1,785	1,866,789
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization);
Series 2002, RB	6.00%	05/01/2043	15,000	15,136,500
Series 2006 A, RB(j)	0.00%	06/01/2046	181,950	37,312,486
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.);
Series 2005, Ref. RB	5.13%	06/01/2038	9,380	9,405,326
Series 2005, Ref. RB	5.25%	06/01/2045	3,790	3,800,233
California Educational Facilities Authority;
Series 2010, RB(d)	5.25%	10/01/2032	6,255	9,778,129
Series 2012 U-2, Ref. RB(d)	5.00%	10/01/2032	8,745	12,535,345
California Municipal Finance Authority (UCR North District Phase 1 Student); Series 2019, RB (INS -BAM)(h)	5.00%	05/15/2052	1,375	1,623,133
California Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	3,430	3,844,824
Series 2017, Ref. RB	5.00%	10/15/2047	10,170	11,196,967
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, RB	6.50%	09/01/2023	855	881,402
Series 2008, RB	6.75%	09/01/2028	2,550	2,632,314
Series 2008, RB	6.88%	09/01/2038	4,440	4,579,016
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB(b)(c)	6.00%	01/15/2024	20,000	23,863,600
Series 2014 A, Ref. RB (INS - AGM)(h)(j)	0.00%	01/15/2036	61,010	39,863,324
Series 2014 A, Ref. RB (INS - AGM)(h)(j)	0.00%	01/15/2037	20,000	12,584,200
Series 2014 A, Ref. RB(g)	6.85%	01/15/2042	5,000	5,681,900
Series 2014 C, Ref. RB	6.50%	01/15/2043	10,750	12,208,882
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB	5.30%	06/01/2037	47,000	48,718,790
Series 2007 B, RB(j)	0.00%	06/01/2047	95,000	20,057,350
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	38,170	39,247,157
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	40,470	41,612,063
Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(j)	0.00%	06/01/2036	173,915	62,327,657
Series 2007 D, RB(j)	0.00%	06/01/2057	46,635	3,721,473

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Community Facilities District No. 3 (Cascades Business Park); Series 1997, RB	6.40%	09/01/2022	$165	$167,295
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018 A, RB(d)(e)(l)	5.25%	05/15/2048	26,000	31,370,820
Los Angeles Department of Water; Series 2012 B, RB(d)	5.00%	07/01/2043	66,530	71,761,919
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	12,000	14,208,000
National City (City of), CA Community Development Commission (National City Redevelopment); Series 2011, RB(b)(c)	7.00%	08/01/2021	4,750	5,042,932
Regents of the University of California; Series 2014 AM, RB(d)	5.00%	05/15/2044	34,545	39,331,210
Riverside (County of), CA Transportation Commission; Series 2013 A, RB	5.75%	06/01/2048	7,000	7,625,940
San Bernardino City Unified School District;
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2036	7,650	5,495,683
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2037	13,130	9,138,349
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2038	13,515	9,107,488
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2039	13,895	9,076,909
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2040	14,280	9,020,676
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2041	14,080	8,596,403
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB	8.00%	12/01/2031	9,875	10,519,739
Series 2011, RB	7.50%	12/01/2041	21,980	23,140,324
San Diego Unified School District; Series 2020 M-2, GO Bonds	3.00%	07/01/2050	10,000	10,778,200
San Diego Unified School District (Election of 2008); Series 2012 E, GO Bonds(g)	5.25%	07/01/2042	10,000	9,360,200
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 C, RB(j)	0.00%	08/01/2036	5,710	2,469,518
Series 2013 C, RB(j)	0.00%	08/01/2038	2,000	757,480
Series 2013 C, RB(j)	0.00%	08/01/2043	17,000	4,750,820
San Joaquin Hills Transportation Corridor Agency;
Series 2014 B, Ref. RB	5.25%	01/15/2044	7,000	7,754,740
Series 2014 B, Ref. RB	5.25%	01/15/2049	11,000	12,144,660
San Jose (City of), CA;
Series 2017 A, Ref. RB(d)(e)(l)	5.00%	03/01/2041	10,000	11,703,100
Series 2017 A, Ref. RB(d)(e)(l)	5.00%	03/01/2047	20,000	23,196,800
San Jose (City of), CA (Helzer Courts Apartments); Series 1999 A, RB(e)	6.40%	12/01/2041	13,853	13,861,450
Santee School District; Series 2006 D, GO Bonds (INS - AGC)(h)(j)	0.00%	08/01/2038	4,355	2,888,323
Savanna Elementary School District (Election of 2008); Series 2012 B, GO Bonds (INS - AGM)(g)(h)	6.75%	02/01/2052	7,500	7,802,175
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(j)	0.00%	06/01/2036	10,000	4,176,000
Series 2007 A, RB(j)	0.00%	06/01/2047	20,000	4,449,000
Southern California Logistics Airport Authority;
Series 2007, RB	6.15%	12/01/2043	4,400	4,433,836
Series 2008 A, RB	6.00%	12/01/2033	1,475	1,483,762
Series 2008 A, RB(j)	0.00%	12/01/2045	18,085	1,959,148
Series 2008 A, RB(j)	0.00%	12/01/2046	18,085	1,784,990
Series 2008 A, RB(j)	0.00%	12/01/2047	18,085	1,625,842
Series 2008 A, RB(j)	0.00%	12/01/2048	18,085	1,480,257
Series 2008 A, RB(j)	0.00%	12/01/2049	18,085	1,347,152
Series 2008 A, RB(j)	0.00%	12/01/2050	18,085	1,225,440
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2048	4,500	5,473,260
Series 2019, Ref. RB(j)	0.00%	06/01/2054	19,300	3,294,703
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006, RB(j)	0.00%	06/01/2046	30,000	6,151,500
State of California;
Series 2020-XM0848, Ctfs.(d)	3.00%	03/01/2046	8,195	8,820,197
Series 2020-XM0848, Ctfs.(d)	3.00%	03/01/2050	4,000	4,285,160
Series 2020-XM0849, Ctfs.(d)	4.00%	03/01/2040	10,000	12,014,100
Series 2020-XM0849, Ctfs.(d)	4.00%	03/01/2046	3,500	4,152,855
Series 2020-XM0849, Ctfs.(d)	4.00%	03/01/2050	5,250	6,211,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California; Series 2017 M, RB(d)	5.00%	05/15/2047	$50,890	$61,785,040
Vallejo (City of), CA Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, RB	5.80%	09/01/2031	3,430	3,469,994
Victor Valley Union High School District (Election of 2008); Series 2013 B, GO Bonds(b)(c)(j)	0.00%	08/01/2023	74,825	15,666,741
				1,244,886,364

Colorado-7.07%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2049	4,200	4,216,380
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,930,486
Amber Creak Metropolitan District; Series 2017 B, GO Bonds	7.75%	12/15/2047	515	523,575
Banning Lewis Ranch Metropolitan District No. 1;
Series 2018 A, GO Bonds	5.38%	12/01/2048	2,500	2,572,525
Series 2018 B, GO Bonds	7.75%	12/15/2041	630	654,891
Banning Lewis Ranch Metropolitan District No. 3; Series 2015 A, GO Bonds	6.13%	12/01/2045	1,025	1,044,926
Banning Lewis Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.75%	12/01/2048	5,000	5,209,550
Series 2018 B, GO Bonds	8.00%	12/15/2048	2,063	2,124,333
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,286,992
Series 2018 B, GO Bonds	8.00%	12/15/2048	511	526,192
Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(g)(i)	6.75%	12/01/2049	3,785	2,769,712
Belleview Village Metropolitan District; Series 2020, GO Bonds(i)	4.95%	12/01/2050	870	873,445
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	10,000	10,434,800
Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	679,735
Broadway Station Metropolitan District No. 2; Series 2019 B, GO Bonds(g)	7.50%	12/01/2048	7,075	4,482,578
Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds(g)	7.50%	12/01/2049	30,465	17,181,955
Bromley Park Metropolitan District No. 2; Series 2018 C, Ref. GO Bonds	7.85%	12/15/2047	6,408	6,412,229
Broomfield Village Metropolitan District No. 2; Series 2003, Ref. GO Bonds(k)	6.25%	12/01/2032	3,330	2,664,000
Buffalo Highlands Metropolitan District;
Series 2018 A, Ref. GO Bonds	5.25%	12/01/2038	1,000	1,028,500
Series 2018 A, Ref. GO Bonds	5.38%	12/01/2048	1,750	1,792,245
Series 2018 B, Ref. GO Bonds	7.63%	12/15/2046	1,226	1,239,682
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	3,230	3,288,301
Canyons Metropolitan District No. 5;
Series 2017 A, Ref. GO Bonds	6.00%	12/01/2037	1,750	1,825,635
Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,735	4,944,476
Series 2017 B, GO Bonds	8.00%	12/15/2047	3,500	3,586,800
Castle Oaks Metropolitan District No. 3; Series 2017, Ref. GO Bonds	5.00%	12/01/2047	3,275	3,288,526
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2018, Ref. RB	5.25%	12/01/2048	5,550	5,697,019
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	4,000	4,282,520
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	618,933
City Center West Residential Metropolitan District No. 2; Series 2019 B, GO Bonds	7.75%	12/15/2049	1,425	1,430,272
Clear Creek Station Metropolitan District No. 2; Series 2017 B, GO Bonds	7.38%	12/15/2047	500	511,510
Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	2,500	2,479,125
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, RB	6.25%	07/01/2028	1,510	1,513,805
Series 2008, RB	6.50%	07/01/2038	1,000	1,002,210
Series 2013, RB	7.45%	08/01/2048	2,245	2,472,823
Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2011, RB	6.38%	01/01/2041	1,615	1,664,952
Colorado (State of) Health Facilities Authority (Commonspirit Health);
Series 2019 A, Ref. RB	5.00%	08/01/2038	5,000	6,106,900
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	11,800	13,008,792
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community); Series 2017 B, RB	5.00%	05/15/2048	1,500	1,578,060
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(d)	5.00%	01/01/2044	21,000	23,083,620

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(i)	5.75%	12/01/2035	$1,650	$1,652,046
Series 2015 A, Ref. RB(i)	6.13%	12/01/2045	2,300	2,302,277
Series 2015 A, Ref. RB(i)	6.25%	12/01/2050	4,070	4,087,542
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group);
Series 2011, RB(b)(c)	5.75%	11/15/2021	1,000	1,065,760
Series 2011, RB(b)(c)	6.00%	11/15/2021	1,195	1,276,858
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.20%	07/01/2022	300	295,974
Series 2007 A, RB	5.25%	07/01/2027	3,260	3,068,605
Series 2007 A, RB	5.30%	07/01/2037	3,985	3,362,583
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	4,500	4,510,665
Series 2010, RB	6.00%	01/15/2041	7,935	7,950,632
Colorado International Center Metropolitan District No. 14; Series 2018, Ref. GO Bonds	5.88%	12/01/2046	13,500	14,247,360
Colorado International Center Metropolitan District No. 4;
Series 2019 A, Ref. GO Bonds(g)	6.00%	12/01/2047	30,920	23,373,665
Series 2019 A-2, GO Bonds(g)	6.25%	12/01/2048	15,075	11,903,974
Series 2019 B-2, GO Bonds	8.75%	12/15/2048	1,997	2,055,073
Copperleaf Metropolitan District No. 6;
Series 2018 A, GO Bonds	5.25%	12/01/2048	2,000	2,047,920
Subseries 2018 B, GO Bonds	7.50%	12/15/2048	820	841,935
Cottonwood Highlands Metropolitan District No. 1; Series 2019 B, GO Bonds	8.75%	12/15/2049	2,095	2,141,949
Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	616	621,655
Crowfoot Valley Ranch Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.63%	12/01/2038	3,555	3,728,982
Series 2018 A, GO Bonds	5.75%	12/01/2048	9,665	10,069,867
Series 2018 B, GO Bonds	8.00%	12/15/2048	1,630	1,664,703
Denver (City & County of), CO;
Series 2018 A, RB(d)(e)	5.00%	12/01/2029	24,580	31,209,472
Series 2018 A, RB(d)(e)	5.00%	12/01/2036	25,865	31,638,068
Series 2018 A, Ref. RB(d)(e)	5.25%	12/01/2043	17,500	21,345,975
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(e)	5.00%	10/01/2032	42,340	42,846,386
Denver (City of), CO Convention Center Hotel Authority;
Series 2016, Ref. RB	5.00%	12/01/2032	1,000	1,077,690
Series 2016, Ref. RB	5.00%	12/01/2040	250	265,758
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,208,597
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,855	1,894,215
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,300	2,383,076
Douglas (County of), CO Sierra Ridge Metropolitan District No. 2; Series 2016 B, GO Bonds	7.63%	12/15/2046	1,500	1,535,340
Elbert (County of), CO & Highway 86 Commercial Metropolitan District; Series 2008 A, RB(k)(m)	7.50%	12/01/2032	4,500	3,375,000
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	3,086,515
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(i)	6.00%	12/01/2049	2,970	3,011,788
Forest Trace Metropolitan District No. 3; Series 2020 B, GO Bonds	7.88%	12/15/2049	933	941,621
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. GO Bonds	7.25%	12/01/2040	895	899,386
Fourth Street Crossing Business Improvement District; Series 2019 B, RB	8.00%	12/15/2049	700	708,183
Gardens at East Iliff Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	2,065	2,088,624
Series 2019 A, GO Bonds	8.50%	12/15/2049	680	677,987
Gardens on Havana Metropolitan District No. 3 (The);
Series 2017 A, RB	5.13%	12/01/2037	1,070	1,098,034
Series 2017 A, RB	5.25%	12/01/2047	1,015	1,037,756
Series 2017 B, RB	7.75%	12/15/2047	1,000	1,030,730
Grandby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(i)	5.50%	12/01/2052	5,490	5,641,195
Green Valley Ranch East Metropolitan District No. 6; Series 2020 A, GO Bonds	5.88%	12/01/2050	3,550	3,665,304

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Haskins Station Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2039	$690	$704,904
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,125	1,132,369
Series 2019 B, Ref. GO Bonds	8.75%	12/15/2049	1,328	1,331,864
Hess Ranch Metropolitan District No. 6;
Series 2020 A-1, GO Bonds	5.00%	12/01/2049	5,000	5,125,600
Series 2020 A-2, GO Bonds(g)	5.75%	12/01/2049	9,000	6,237,900
Series 2020 B, GO Bonds	8.00%	12/15/2049	4,683	4,767,903
Home Place Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	834	860,046
Homestead Hills Metropolitan District;
Series 2020 A, GO Bonds(i)	5.00%	12/01/2050	2,220	2,258,384
Series 2020 B, GO Bonds	8.00%	12/15/2050	722	709,488
Independence Metropolitan District No. 3;
Series 2019 A, GO Bonds	6.25%	12/01/2049	8,095	8,514,969
Series 2019 B, GO Bonds	9.00%	12/15/2049	4,230	4,353,981
Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	5,270	5,766,170
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	6,910	6,947,452
Johnston (Town of), CO Plaza Metropolitan District;
Series 2016 A, RB	5.25%	12/01/2036	4,000	4,080,440
Series 2016 A, RB	5.38%	12/01/2046	12,000	12,215,160
Karl’s Farm Metropolitan District No. 2;
Series 2020 A, GO Bonds(i)	5.38%	12/01/2040	640	654,240
Series 2020 A, GO Bonds(i)	5.63%	12/01/2050	1,615	1,645,410
Lakes at Centerra Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.13%	12/01/2037	2,700	2,768,202
Series 2018 A, GO Bonds	5.25%	12/01/2047	4,970	5,067,859
Series 2018 B, GO Bonds	7.63%	12/15/2047	1,795	1,842,334
Lanterns Rock Creek Metropolitan District; Series 2020, GO Bonds	6.25%	08/01/2045	1,495	1,500,517
Leyden Rock Metropolitan District No. 10;
Series 2016 B, GO Bonds	7.25%	12/15/2045	500	512,525
Series 2017 C, Ref. GO Bonds	10.75%	12/15/2049	1,025	1,030,535
Mayfield Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,190	1,250,535
Series 2020 B, GO Bonds	8.25%	12/15/2050	622	650,164
Meadowbrook Crossing Metropolitan District;
Series 2020 A, Ref. GO Bonds(i)	5.25%	12/01/2049	3,355	3,429,682
Series 2020 B, Ref. GO Bonds(i)	7.75%	12/15/2049	494	503,267
Meadowlark Metropolitan District;
Series 2020 A, GO Bonds	4.88%	12/01/2040	525	527,069
Series 2020 A, GO Bonds	5.13%	12/01/2050	755	757,945
Series 2020 B, GO Bonds	7.63%	12/15/2050	607	609,125
Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,452,128
Montrose (County of), CO (The Homestead at Montrose, Inc.);
Series 2003 A, RB	6.75%	02/01/2022	105	104,727
Series 2003 A, RB	7.00%	02/01/2025	800	790,712
Series 2003 A, RB	7.00%	02/01/2038	6,200	5,854,908
Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	980	988,536
Neu Towne Metropolitan District; Series 2018 B, Ref. GO Bonds	7.75%	12/15/2046	2,285	2,343,245
North Holly Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2048	1,260	1,297,082
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,015	1,046,455
North Park Metropolitan District No. 1;
Seires 2018 A-2, RB	5.50%	12/01/2034	8,340	8,785,773
Seires 2018 A-2, RB	5.85%	12/01/2048	9,000	9,429,930
Series 2018 A-1, RB	5.38%	12/01/2034	5,650	5,913,911
Series 2018 A-1, RB	5.75%	12/01/2048	3,850	4,014,241
North Range Metropolitan District No. 2;
Series 2017 A, Ref. GO Bonds	5.63%	12/01/2037	3,270	3,420,649
Series 2017 A, Ref. GO Bonds	5.75%	12/01/2047	4,885	5,084,699
Series 2017 B, GO Bonds	7.75%	12/15/2047	2,830	2,929,616

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Painted Prairie Metropolitain District No. 2; Series 2018, GO Bonds	5.25%	12/01/2048	$5,250	$5,370,277
Palisade Metropolitan District No. 2; Series 2019, GO Bonds	7.25%	12/15/2049	3,712	3,724,435
Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,290	2,298,839
Reata Ridge Village Metropolitan District No. 2; Series 2019 B-3, GO Bonds	8.00%	12/15/2049	615	618,610
Riverdale Peaks II Metropolitan District; Series 2005, GO Bonds(k)	6.50%	12/01/2035	1,000	500,000
Rock Canyon Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,637	1,650,112
Series 2020 B, GO Bonds	8.75%	12/15/2049	398	403,381
Sabell Metropolitan District; Series 2020 A, GO Bonds(i)	5.00%	12/01/2050	1,055	1,069,696
Settler’s Crossing Metropolitan District No. 1;
Series 2020 A, GO Bonds(i)	5.00%	12/01/2040	1,000	1,020,060
Series 2020 A, GO Bonds(i)	5.13%	12/01/2050	1,630	1,652,722
Series 2020 B, GO Bonds	7.63%	12/15/2050	598	601,145
Severance Shores Metropolitan District No. 4; Series 2020 B, GO Bonds	8.25%	12/15/2049	805	822,348
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,884,784
Spring Valley Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,360	1,388,111
Series 2020 B, GO Bonds	8.50%	12/15/2049	1,331	1,345,761
St. Vrain Lakes Metropolitan District No. 2; Series 2017 B, GO Bonds	7.63%	12/15/2047	1,080	1,114,722
STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	3,901,175
Sterling Ranch Community Authority Board; Series 2017 B, RB	7.50%	12/15/2047	6,500	6,682,715
Tailholt Metropolitan District No. 3;
Series 2018 A, GO Bonds	6.00%	12/01/2048	7,545	7,866,794
Series 2018 B, GO Bonds	8.13%	12/15/2048	1,647	1,713,473
Talon Pointe Metropolitan District;
Series 2019 A, Ref. GO Bonds	5.25%	12/01/2039	3,260	3,382,315
Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	5,345	5,464,995
Series 2019 B, Ref. GO Bonds	8.00%	12/15/2051	2,595	2,616,980
Timberleaf Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	777	805,788
Trails at Crowfoot Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,000	1,022,500
Series 2019, GO Bonds	9.00%	12/15/2049	3,140	3,166,816
Tuscan Foothills Village Metropolitan District; Series 2019 A, GO Bonds(g)	6.25%	12/01/2049	1,240	1,098,888
University of Colorado; Series 2014 A, RB(b)(c)(d)	5.00%	06/01/2024	16,835	19,788,027
Vauxmont Metropolitan District; Series 2019, Ref. GO Bonds (INS - AGM)(h)	3.25%	12/15/2050	1,250	1,338,638
Villages at Castle Rock Metropolitan District No. 6 (Cobblestone Ranch); Series 2007, GO Bonds(j)	0.00%	12/01/2037	96,562	27,599,409
Vista Ridge Metropolitan District; Series 2006 B, Ref. GO Bonds(b)(c)	9.50%	12/01/2021	1,000	1,128,080
Wagons West Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,685	1,697,570
Series 2020 B-3, GO Bonds	8.50%	12/15/2049	553	550,252
Waterstone Metropolitan District No. 1; Series 2020 A, GO Bonds	6.00%	12/01/2049	15,680	16,665,174
Wild Plum Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	600	634,296
Series 2019 B, GO Bonds(i)	7.75%	12/15/2049	505	525,725
Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	652,464
				694,949,463

Connecticut-0.16%
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2049	3,000	3,241,440
Connecticut (State of) Health and Education Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2041	2,365	2,589,557
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(f)(k)	5.13%	10/01/2036	7,935	952,200
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2050	9,000	8,664,480
				15,447,677

Delaware-0.16%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.); Series 2016 A, RB	5.00%	06/01/2051	2,200	2,260,610
Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/2042	1,350	1,397,493

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware-(continued)
Millsboro (Town of), DE (Plantation Lakes Special Development District);
Series 2018, Ref. RB(i)	5.13%	07/01/2038	$8,000	$8,235,920
Series 2018, Ref. RB(i)	5.25%	07/01/2048	4,100	4,173,431
				16,067,454

District of Columbia-1.23%
District of Columbia; Series 2014 C, GO Bonds(d)	5.00%	06/01/2038	21,000	24,235,260
District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB(b)(c)	6.38%	03/01/2021	1,710	1,761,933
Series 2011, RB(b)(c)	6.63%	03/01/2021	5,150	5,311,968
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/2040	4,235	4,241,522
District of Columbia (Gallaudet University); Series 2011, RB	5.50%	04/01/2041	3,000	3,049,590
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	5.00%	07/01/2032	500	501,115
Series 2017 A, RB	5.00%	07/01/2037	2,650	2,582,134
Series 2017 A, RB	5.00%	07/01/2052	8,735	7,971,823
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	7,750	7,136,897
District of Columbia Tobacco Settlement Financing Corp.;
Series 2006 A, RB(j)	0.00%	06/15/2046	100,920	20,644,195
Series 2006 C, RB(j)	0.00%	06/15/2055	60,320	4,349,675
District of Columbia Water & Sewer Authority; Series 2013 A, RB(b)(c)(d)	5.00%	10/01/2023	27,000	30,960,090
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	7,500	8,241,375
				120,987,577

Florida-5.32%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB	6.00%	11/15/2029	4,000	3,603,280
Series 2014, RB	6.00%	11/15/2034	2,500	2,149,975
Series 2014, RB	6.25%	11/15/2044	20,945	17,199,406
Series 2014, RB	6.38%	11/15/2049	3,755	3,061,752
Alachua (County of), FL Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. RB	8.00%	10/01/2032	1,000	1,107,460
Series 2012 A, Ref. RB	8.00%	10/01/2042	2,500	2,745,775
Series 2012 A, Ref. RB	8.00%	10/01/2046	2,000	2,192,800
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2011 A, RB	8.00%	11/15/2031	3,640	3,626,022
Series 2011 A, RB	8.13%	11/15/2041	11,200	10,884,384
Series 2011 A, RB	8.13%	11/15/2046	11,100	10,685,748
Atlantic Beach (City of), FL (Fleet Landing);
Series 2018 A, RB	5.00%	11/15/2043	1,100	1,187,758
Series 2018 A, RB	5.00%	11/15/2048	8,190	8,811,048
Broward (County of), FL; Series 2017, RB(d)(e)(l)	5.00%	10/01/2042	12,045	14,157,091
Buckeye Park Community Development District; Series 2008 A, RB(f)(k)	7.88%	05/01/2038	4,900	2,107,000
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.);
Series 2015, Ref. RB(i)	5.88%	07/01/2040	1,165	1,127,172
Series 2015, Ref. RB(i)	6.00%	07/01/2045	6,000	5,782,200
Series 2015, Ref. RB(i)	6.00%	07/01/2050	5,360	5,109,795
Capital Trust Agency (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 A-1, RB	4.00%	07/01/2038	2,750	1,642,988
Series 2018 A-1, RB	4.00%	07/01/2043	1,000	596,790
Series 2018 A-1, RB	4.13%	07/01/2053	2,000	1,192,240
Series 2018 B, RB	5.00%	07/01/2043	500	273,780
Series 2018 B, RB	5.00%	07/01/2053	1,100	601,843
Capital Trust Agency (Miami Community Charter School); Series 2010 A, RB	7.00%	10/15/2040	1,465	1,471,314
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.);
Series 2017, Ref. RB(i)	5.00%	07/01/2037	1,000	1,003,370
Series 2017, Ref. RB(i)	5.00%	07/01/2046	600	582,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Capital Trust Agency (Tallahassee Tapestry);
Series 2015, RB(f)(i)	6.75%	12/01/2035	$5,405	$2,972,750
Series 2015, RB(f)(i)	7.00%	12/01/2045	2,000	1,100,000
Series 2015, RB(f)(i)	7.13%	12/01/2050	1,000	550,000
Capital Trust Agency (University Bridge LLC Student Housing); Series 2018 A, RB(i)	5.25%	12/01/2043	15,850	15,433,620
Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(i)	5.00%	12/15/2050	1,955	2,056,953
Series 2020, RB(i)	5.00%	12/15/2055	2,845	2,985,771
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 A-1, RB	5.00%	07/01/2048	5,660	3,378,058
Capital Trust Agency, Inc. (University Bridge LLC); Series 2018 A, RB(i)	4.00%	12/01/2028	4,110	3,906,843
Capital Trust Agency, Inc. (University Bridge, LLC Student Housing); Series 2018 A, RB(i)	5.25%	12/01/2058	13,000	12,506,130
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2019, RB(e)(i)	5.00%	10/01/2049	2,420	2,669,526
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013; Cost $5,485,328)(f)(i)	8.13%	05/15/2044	5,560	4,170,000
Series 2014 A, RB (Acquired 12/16/2013-12/19/2013; Cost $43,950,403)(f)(i)	8.25%	05/15/2049	44,570	33,427,500
Series 2015 A, RB (Acquired 06/30/2015; Cost $345,000)(f)(i)	5.50%	05/15/2025	345	258,750
Series 2015 A, RB (Acquired 06/30/2015; Cost $875,000)(f)(i)	6.25%	05/15/2035	875	656,250
Series 2015 A, RB (Acquired 06/30/2015; Cost $3,000,000)(f)(i)	6.50%	05/15/2049	3,000	2,250,000
County of Broward FL Airport System Revenue; Series 2020-XL0136, Ctfs.(d)(e)	4.00%	10/01/2049	14,000	15,442,980
County of Miami-Dade FL Water & Sewer System Revenue; Series 2019 XX1109, Revenue Ctfs.(d)(l)	4.00%	10/01/2049	17,500	20,629,000
East Homestead Community Development District; Series 2013, RB	5.63%	11/01/2043	2,000	2,088,000
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, RB(b)(c)	7.25%	10/01/2021	14,000	15,056,860
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2017, Ref. RB(i)(j)(k)	0.00%	05/15/2037	2,235	843,386
Series 2017, Ref. RB(i)	6.38%	05/15/2037	2,705	2,375,504
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, RB(i)	6.00%	06/15/2032	4,250	4,432,920
Series 2012 A, RB(i)	6.13%	06/15/2043	4,250	4,405,380
Series 2015, RB(i)	6.13%	06/15/2046	14,035	15,449,728
Florida Development Finance Corp. (Sculptor Charter School);
Series 2008 A, RB	7.25%	10/01/2038	2,450	2,458,453
Series 2012, RB	7.00%	10/01/2026	80	83,504
Series 2012, RB	7.25%	10/01/2041	595	619,014
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(c)(e)(i)	6.25%	01/01/2024	5,000	4,408,350
Series 2019 A, Ref. RB(c)(e)(i)	6.38%	01/01/2026	43,480	37,923,690
Series 2019 A, Ref. RB(c)(e)(i)	6.50%	01/01/2029	12,500	10,834,000
Gramercy Farms Community Development District;
Series 2007 A-1, RB(f)(k)	5.25%	05/01/2039	1,335	13
Series 2007 A-2, RB(f)(k)	5.25%	05/01/2039	1,700	17
Series 2011, Ref. RB(g)(k)	6.75%	05/01/2039	22,825	10,956,000
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB	6.25%	04/01/2049	10,785	6,226,504
Kendall Breeze West Community Development District; Series 2004, RB	5.88%	05/01/2034	1,020	1,020,806
Lake (County of), FL (Lakeside at Waterman Village);
Series 2018 A, RB(i)	10.00%	10/31/2023	2,500	2,864,850
Series 2018 A, RB(i)	12.00%	10/31/2023	1,000	1,211,500
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(i)	5.50%	07/15/2048	2,250	2,273,445
Series 2018 A, RB(i)	5.75%	07/15/2053	2,030	2,099,893
Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark);
Series 2012, Ref. RB	5.25%	10/01/2032	4,500	4,685,985
Series 2012, Ref. RB	5.75%	10/01/2042	10,100	10,560,156
Series 2012, Ref. RB	6.50%	10/01/2047	10,000	10,604,800
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR	5.50%	06/15/2032	1,880	1,912,750
Series 2012, IDR	5.75%	06/15/2042	3,210	3,253,656

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL;
Series 2009, RB(j)	0.00%	10/01/2035	$12,000	$7,829,400
Series 2009, RB(j)	0.00%	10/01/2042	42,215	20,573,902
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami);
Series 2018 A, RB	5.00%	04/01/2048	10,000	11,712,200
Series 2018 A, RB(d)	5.00%	04/01/2053	13,500	15,750,180
Series 2018 A, RB	5.00%	04/01/2053	3,400	3,966,712
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. RB	6.00%	08/01/2030	135	135,518
Series 2010, Ref. RB	6.13%	08/01/2042	65	65,224
Orange (County of), FL Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	1,130	1,132,158
Orange (County of), FL Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	3,320	3,327,171
Orange (County of), FL Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	690	691,490
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	180	180,389
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	690	691,490
Orange (County of), FL Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	265	265,572
Orlando (City of), FL; Series 2014 A, RB(b)(c)(d)	5.00%	05/01/2024	20,305	23,755,429
Osceola (County of), FL; Series 2020 A-1, Ref. RB	4.00%	10/01/2054	4,100	4,527,835
Overoaks Community Development District; Series 2010 A-2, RB	6.13%	05/01/2035	335	339,114
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	2,750	2,929,575
Pine Ridge Plantation Community Development District; Series 2006 A, RB	5.40%	05/01/2037	1,274	1,274,867
Pinellas (County of), FL Educational Facilities Authority (Pinellas Preparatory Academy);
Series 2011 A, RB(b)	6.13%	09/15/2021	160	164,923
Series 2011 A, RB(b)(c)	7.13%	09/15/2021	3,250	3,468,693
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2049	4,690	4,852,509
Reunion East Community Development District;
Series 2002 A-2, RB(f)(k)	7.38%	05/01/2033	145	1
Series 2005, RB(f)(k)	5.80%	05/01/2036	1,716	17
Series 2015-1, RB	6.60%	05/01/2033	40	40,381
Series 2015-2, RB	6.60%	05/01/2036	1,550	1,555,162
Sterling Hill Community Development District; Series 2003 A, RB(k)(m)	6.20%	05/01/2035	1,375	866,046
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,000	4,422,320
Tampa Bay Water; Series 2001 A, RB (INS - NATL)(d)(h)	6.00%	10/01/2029	13,440	19,387,738
Treeline Preserve Community Development District; Series 2007 A, RB(f)(k)	6.80%	05/01/2039	4,895	2,692,250
				522,544,732

Georgia-0.94%
Atlanta (City of), GA Water & Wastewater Revenue; Series 2015, Ref. RB(d)	5.00%	11/01/2040	37,555	44,194,724
Clayton (County of), GA Development Authority (Delta Air Lines, Inc.); Series 2009 A, RB	8.75%	06/01/2029	4,200	4,216,586
DeKalb (County of), GA Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC(b)(c)	6.00%	09/01/2020	2,200	2,200,000
Fulton (County of), GA Residential Care Facilities for the Elderly Authority (Canterbury Court);
Series 2019 A, Ref. RB(i)	5.00%	04/01/2047	2,740	2,712,052
Series 2019 A, Ref. RB(i)	5.00%	04/01/2054	1,660	1,622,932
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019 A, RB	5.00%	01/01/2049	15,000	18,057,000
Marietta (City of), GA Developing Authority (Life University, Inc.);
Series 2017 A, Ref. RB(i)	5.00%	11/01/2037	6,000	6,261,420
Series 2017 A, Ref. RB(i)	5.00%	11/01/2047	4,480	4,601,811
Municipal Electric Authority of Georgia; Series 2019 A, Ref. RB	5.00%	01/01/2044	4,580	5,645,125
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System); Series 2019 A, Ref. RB	4.00%	07/01/2039	2,500	2,766,025
				92,277,675

Idaho-0.22%
Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, RB (Acquired 11/03/06; Cost $ 7,640,000)(e)(f)(k)	7.50%	11/01/2024	7,640	0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho-(continued)
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014 A, RB	7.00%	10/01/2024	$635	$431,889
Series 2014 A, RB	7.38%	10/01/2029	100	67,347
Series 2014 A, RB	8.00%	10/01/2044	14,150	9,480,217
Series 2014 A, RB	8.13%	10/01/2049	12,000	8,038,320
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. RB	6.75%	07/01/2036	526	573,370
Series 2014 A, Ref. RB	6.75%	07/01/2048	1,061	1,147,701
Series 2014 B, Ref. RB(i)(j)	0.00%	07/01/2049	9,112	1,528,195
				21,267,039

Illinois-10.86%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	2,825	2,827,260
Bolingbrook (Village of), IL;
Series 2005, RB	6.25%	01/01/2024	3,210	3,014,548
Series 2005, RB	6.00%	01/01/2026	4,500	4,042,845
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.25%	03/01/2041	4,000	3,975,160
Burbank (City of), IL (Intercultural Montessori Language School); Series 2015, RB(i)	6.25%	09/01/2045	4,000	4,275,120
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2034	3,145	3,444,247
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2032	2,150	2,366,935
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2033	3,000	3,292,890
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2034	2,160	2,365,524
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2037	6,075	6,620,596
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	2,500	2,735,400
Series 2007 F, Ref. GO Bonds	5.50%	01/01/2035	10,640	11,641,862
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2035	375	410,310
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2042	400	433,176
Series 2011, COP	7.13%	05/01/2021	339	338,662
Series 2011, COP	7.13%	05/01/2025	18,885	18,886,700
Series 2012 A, GO Bonds	5.00%	01/01/2033	3,500	3,599,155
Series 2014 A, Ref. GO Bonds	5.25%	01/01/2033	3,250	3,478,768
Series 2014, RB(d)	5.00%	01/01/2044	16,755	18,273,506
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	4,862,466
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,188,320
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	64,150	74,048,345
Series 2019 A, GO Bonds	5.50%	01/01/2049	5,285	5,997,841
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(k)	7.46%	02/15/2026	2,176	1,556,073
Chicago (City of), IL (Lakeshore East); Series 2003, RB	6.63%	12/01/2022	1,447	1,450,024
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB(d)(e)	5.00%	01/01/2047	27,500	31,376,125
Series 2017 D, RB(d)(e)	5.00%	01/01/2052	9,960	11,294,640
Chicago (City of), IL Board of Education;
Series 2011 A, GO Bonds	5.00%	12/01/2041	3,315	3,356,935
Series 2012 A, GO Bonds	5.00%	12/01/2042	11,505	11,729,347
Series 2017 H, GO Bonds	5.00%	12/01/2046	3,000	3,263,580
Series 2018 D, Ref. GO Bonds	5.00%	12/01/2046	23,170	24,040,533
Chicago (City of), IL Metropolitan Water Reclamation District; Series 2016 C, GO Bonds(d)	5.00%	12/01/2045	19,750	22,990,975
Chicago (City of), IL Transit Authority; Series 2014, RB(d)	5.25%	12/01/2049	27,000	30,211,380
Chicago (State of) Board of Education;
Series 2011 A, GO Bonds	5.50%	12/01/2039	13,000	13,288,860
Series 2015 C, GO Bonds	5.25%	12/01/2039	23,310	24,994,147
Chicago O’Hare International Airport; Series 2018 A, Ref. RB(e)	5.00%	01/01/2053	5,000	5,855,200
Cook (County of), IL; Series 2018, RB(d)	5.25%	11/15/2036	7,750	9,377,733
Cook (County of), IL (Navistar International Corp.); Series 2010, RB	6.75%	10/15/2040	7,250	7,300,243
East Dundee (Village of), IL (Route 25 South Redevelopment); Series 2012, RB	5.63%	12/01/2031	1,530	1,495,606
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	1,380	1,312,985
Gilberts Special Service Area No. 25 (The Conservancy); Series 2018 A, RB(g)	6.00%	03/01/2048	13,121	11,022,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of);
Series 2013, GO Bonds	5.50%	07/01/2027	$5,105	$5,508,244
Series 2013, GO Bonds	5.25%	07/01/2030	4,965	5,290,605
Series 2013, GO Bonds	5.50%	07/01/2033	1,520	1,617,113
Series 2013, GO Bonds	5.50%	07/01/2038	9,000	9,514,800
Series 2016, GO Bonds	5.00%	11/01/2028	10,700	12,006,363
Series 2016, Ref. GO Bonds	5.00%	02/01/2025	4,775	5,287,596
Series 2016, Ref. GO Bonds	5.00%	02/01/2026	4,775	5,368,389
Series 2016, Ref. GO Bonds	5.00%	02/01/2027	12,145	13,817,974
Series 2017 A, GO Bonds	5.00%	12/01/2034	5,125	5,687,776
Series 2017 C, GO Bonds	5.00%	11/01/2029	11,000	12,325,500
Series 2017 D, GO Bonds(d)(l)	5.00%	11/01/2023	33,000	35,420,550
Series 2017 D, GO Bonds	5.00%	11/01/2025	21,000	23,270,100
Series 2017 D, GO Bonds	5.00%	11/01/2026	7,500	8,396,325
Series 2017 D, GO Bonds	5.00%	11/01/2027	13,000	14,691,170
Series 2018 A, GO Bonds	6.00%	05/01/2028	6,985	8,527,288
Series 2020, GO Bonds	5.75%	05/01/2045	8,750	10,280,200
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(e)	8.00%	06/01/2032	4,020	4,021,447
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, RB	6.88%	10/01/2043	7,000	7,168,560
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(i)	6.00%	12/01/2045	3,715	3,992,325
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	3,000	3,218,580
Series 2019 A, Ref. RB	5.00%	11/01/2040	6,660	7,040,686
Series 2019 A, Ref. RB	5.00%	11/01/2049	41,075	42,851,904
Illinois (State of) Finance Authority (Montgomery Place);
Series 2017, Ref. RB	5.25%	05/15/2037	6,795	7,023,040
Series 2017, Ref. RB	5.25%	05/15/2048	11,770	11,961,733
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(c)(i)	4.75%	08/01/2030	14,000	14,389,760
Illinois (State of) Finance Authority (Navistar International); Series 2010, RB	6.75%	10/15/2040	9,000	9,062,370
Illinois (State of) Finance Authority (Norwegian American Hospital, Inc.);
Series 2008, RB	7.63%	09/15/2028	2,600	2,599,766
Series 2008, RB	7.75%	09/15/2038	8,055	8,053,631
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 A, RB	6.20%	05/15/2030	176	114,270
Series 2016 A, RB	6.24%	05/15/2038	10,797	7,018,213
Series 2016 A, RB	6.33%	05/15/2048	22,504	14,627,600
Series 2016 A, RB	6.44%	05/15/2055	23,587	15,331,712
Series 2016, RB(f)	2.00%	05/15/2055	7,144	71,440
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(b)(c)	7.00%	08/15/2023	12,210	14,406,823
Illinois (State of) Finance Authority (Plymouth Place);
Series 2013, Ref. RB	6.00%	05/15/2043	10,600	11,350,162
Series 2015, Ref. RB	5.25%	05/15/2045	1,850	1,897,064
Series 2015, Ref. RB	5.25%	05/15/2050	4,810	4,920,101
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	750	795,180
Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,577,730
Illinois (State of) Finance Authority (Roosevelt University);
Series 2007, RB	5.50%	04/01/2037	9,170	9,174,677
Series 2018 B, Ref. RB(i)	6.13%	04/01/2058	6,000	6,401,340
Series 2019 A, RB(i)	6.13%	04/01/2049	5,000	5,366,050
Series 2019 A, RB(i)	6.13%	04/01/2058	13,000	13,869,570
Illinois (State of) Finance Authority (Rush University Medical Center);
Series 2015 A, Ref. RB	5.00%	11/15/2038	2,500	2,837,750
Series 2015 B, Ref. RB	5.00%	11/15/2039	3,700	4,193,136
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2016 A, Ref. RB(b)(c)	5.00%	08/15/2026	500	633,815

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	$985	$953,273
Series 2017, Ref. RB	5.25%	02/15/2037	1,185	1,144,461
Series 2017, Ref. RB	5.25%	02/15/2047	6,500	5,961,865
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. RB	6.88%	10/01/2031	2,750	2,860,578
Series 2011, Ref. RB	7.13%	10/01/2041	1,000	1,036,450
Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009 D-1, VRD RB (LOC - PNC Bank N.A.)(n)(o)	0.03%	08/01/2043	1,300	1,300,000
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(d)	5.25%	10/01/2052	27,000	29,466,450
Illinois (State of) Finance Authority (University of Illinois Health Services);
Series 2020, RB	4.00%	10/01/2040	2,000	2,251,260
Series 2020, RB	4.00%	10/01/2050	5,000	5,490,950
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	9,580	10,121,366
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	11,330,551
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee); Series 2016 A, RB(i)	5.45%	01/01/2046	5,000	4,833,100
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS - NATL)(h)(j)	0.00%	12/15/2038	29,950	15,709,673
Series 2012 A, RB	5.00%	06/15/2042	2,000	2,063,400
Series 2012 B, RB(j)	0.00%	12/15/2051	13,165	3,390,777
Series 2012, RB(j)	0.00%	12/15/2050	35,755	9,645,626
Series 2015, RB(j)	0.00%	12/15/2052	31,000	7,621,350
Series 2017 B, Ref. RB(g)	4.95%	12/15/2047	3,000	2,077,470
Series 2017 B, Ref. RB(j)	0.00%	12/15/2054	20,000	4,477,600
Series 2020, Ref. RB	5.00%	12/15/2045	680	770,100
Series 2020, Ref. RB	5.00%	06/15/2050	13,700	15,442,503
Malta (Village of), IL (Prairie Springs); Series 2006, RB(k)(m)	5.75%	12/30/2025	1,800	576,000
Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS - NATL)(h)(j)	0.00%	12/15/2040	25,000	11,964,750
Series 2015 A, RB	5.00%	06/15/2053	4,000	4,296,720
Series 2017 A, RB (INS - AGM)(h)(j)	0.00%	12/15/2056	18,000	4,913,820
Series 2017, RB	5.00%	06/15/2057	10,000	10,995,300
Metropolitan Water Reclamation District of Greater Chicago; Series 2015 A, GO Bonds(d)	5.00%	12/01/2044	31,000	34,964,590
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,905,260
Pingree Grove (Village of), IL (Cambridge Lakes Learning Center); Series 2011, RB(b)(c)	8.50%	06/01/2021	3,290	3,488,848
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(f)(k)	5.80%	03/01/2037	5,615	617,650
Railsplitter Tobacco Settlement Authority; Series 2010, RB(b)(c)	6.00%	06/01/2021	17,050	17,791,845
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2048	15,000	17,515,200
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
Series 2006, RB	5.50%	12/01/2026	800	756,232
Series 2006, RB	5.85%	12/01/2036	3,000	2,673,270
St. Charles (City of), IL Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	910	888,806
Yorkville (United City of), IL Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, RB	5.75%	03/01/2028	3,190	3,191,531
				1,066,505,765

Indiana-0.74%
Allen (County of), IN Economic Development (StoryPoint Fort Wayne);
Series 2017, RB(i)	6.63%	01/15/2034	1,625	1,541,101
Series 2017, RB(i)	6.75%	01/15/2043	1,625	1,540,321
Series 2017, RB(i)	6.88%	01/15/2052	1,850	1,753,153
Carmel (City of), IN (Barrington Carmel);
Series 2012 A, RB(f)	7.00%	11/15/2027	348	3,483
Series 2012 A, RB(f)	7.00%	11/15/2032	989	9,885
Series 2012 A, RB(f)	7.13%	11/15/2042	4,047	40,470
Series 2012 A, RB(f)	7.13%	11/15/2047	3,297	32,973
Chestertown (Town of), IN (Storypoint Chesterton); Series 2016 A-1, RB(i)	6.38%	01/15/2051	3,000	2,842,620
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2046	5,785	6,372,583

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. RB(d)	5.00%	12/01/2040	$15,750	$17,876,250
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(i)	5.90%	07/01/2038	1,000	1,031,200
Series 2018 A, Ref. RB(i)	6.00%	07/01/2048	2,750	2,842,318
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, RB	5.00%	06/01/2039	7,145	7,397,576
Indianapolis (City of), IN (Ritter Affordable Assisted Living); Series 2014, RB	6.90%	12/01/2033	5,500	5,378,120
Valparaiso (City of), IN (Pratt Paper, LLC);
Series 2013, RB(e)	6.75%	01/01/2034	10,785	11,999,283
Series 2013, RB(e)	7.00%	01/01/2044	11,000	12,207,030
				72,868,366

Iowa-2.54%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	47,390	49,615,434
Series 2013, RB(i)	5.88%	12/01/2026	2,420	2,519,051
Series 2013, RB(i)	5.88%	12/01/2027	10,330	10,751,980
Series 2013, Ref. RB(c)	5.25%	12/01/2037	14,010	14,741,182
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2047	4,500	4,731,840
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, RB	5.60%	06/01/2034	31,350	31,812,099
Series 2005 C, RB	5.50%	06/01/2042	28,435	28,854,132
Series 2005 C, RB	5.63%	06/01/2046	33,390	33,882,169
Series 2005 D, RB(j)	0.00%	06/01/2046	181,600	37,247,976
Series 2005 E, RB(j)	0.00%	06/01/2046	215,990	35,618,911
				249,774,774

Kansas-0.41%
Olathe (City of), KS (West Village Center);
Series 2007, RB	5.45%	09/01/2022	1,495	1,475,475
Series 2007, RB	5.50%	09/01/2026	2,835	2,705,951
Roeland Park (City of), KS (TDD No. 1);
Series 2005, RB(k)(m)	5.75%	12/01/2025	420	193,241
Series 2006 A, RB(k)(m)	5.88%	12/01/2025	788	362,616
Roeland Park (City of), KS (TDD No. 2); Series 2006 B, RB(k)(m)	5.88%	12/01/2025	953	666,915
Wichita (City of), KS (Larksfield Place);
Series 2013 III, Ref. RB	7.13%	12/15/2036	1,000	1,070,740
Series 2013 III, Ref. RB	7.38%	12/15/2043	5,000	5,352,100
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	5,000	5,311,550
Series 2013 IV-A, RB	6.50%	05/15/2048	11,000	11,711,590
Series 2014 IV-A, RB	5.63%	05/15/2044	1,850	1,936,821
Series 2014 IV-A, RB	5.63%	05/15/2049	2,750	2,872,347
Series 2019, Ref. RB	5.00%	05/15/2050	4,265	4,105,148
Wyandotte (County of), KS Unified Government (Legends Apartments Garage & West Lawn); Series 2018, RB	4.50%	06/01/2040	2,050	2,033,969
				39,798,463

Kentucky-0.96%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	13,245	14,721,420
Series 2016, Ref. RB	5.50%	02/01/2044	12,020	13,237,746
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	7,855	9,037,177
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.);
Series 2011, RB(b)(c)	7.00%	05/15/2021	2,500	2,617,125
Series 2011, RB(b)(c)	7.25%	05/15/2021	3,050	3,198,230
Series 2011, RB(b)(c)	7.38%	05/15/2021	1,000	1,049,480
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Homes of Kentucky, Inc.); Series 2012, Ref. RB	5.38%	11/15/2032	1,600	1,613,904

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Norton Healthcare, Inc.);
Series 2000 B, RB (INS - NATL)(h)(j)	0.00%	10/01/2026	$3,930	$3,452,584
Series 2000 B, RB (INS - NATL)(h)(j)	0.00%	10/01/2027	12,955	11,033,903
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2041	4,000	4,396,440
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. RB	5.50%	11/15/2035	1,200	1,144,044
Series 2015, Ref. RB	5.75%	11/15/2045	2,350	2,184,773
Series 2015, Ref. RB	5.75%	11/15/2050	4,650	4,265,027
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, RB(g)	6.60%	07/01/2039	9,000	9,717,660
Series 2013 C, RB(g)	6.75%	07/01/2043	5,000	5,381,250
Series 2013 C, RB(g)	6.88%	07/01/2046	7,000	7,546,070
				94,596,833

Louisiana-0.86%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	2,250	2,370,712
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,304,742
Series 2015 A, Ref. RB	6.25%	11/15/2045	8,985	9,355,452
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron Parish, Louisiana Gomesa) (Green Bonds); Series 2018, RB(i)	5.65%	11/01/2037	4,295	4,727,635
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Lafourche Parish Gomesa); Series 2019, RB(i)	3.95%	11/01/2043	4,475	4,215,137
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston Parish Gomesha) (Green Bonds); Series 2018, Ref. RB(i)	5.38%	11/01/2038	3,330	3,593,103
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Mary Parish Gomesa); Series 2019, RB(i)	4.40%	11/01/2044	3,870	3,877,701
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Terrebonne Parish Gomesa Project); Series 2018 A, RB(i)	5.50%	11/01/2039	2,620	2,795,016
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2010 A-1, RB	6.50%	11/01/2035	9,245	9,308,698
Louisiana (State of) Local Government Environmental Facilities and Community Development Authority (Vermilion (Parish of), LA Gomesa) (Green Bonds); Series 2019, RB(i)	4.63%	11/01/2038	2,080	2,137,554
Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB(b)(c)	6.75%	05/01/2021	3,000	3,122,220
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana); Series 2020, Ref. RB	5.00%	04/01/2045	5,500	6,887,485
New Orleans (City of), LA Aviation Board (North Terminal); Series 2017 B, RB(d)(e)(l)	5.00%	01/01/2048	17,750	20,239,970
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010, RB(i)	6.35%	07/01/2040	3,000	3,572,250
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(c)	2.13%	07/01/2024	2,000	2,012,840
Series 2017, Ref. RB(c)	2.38%	07/01/2026	2,000	2,028,900
				84,549,415

Maine-0.45%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System);
Series 2016 A, RB	5.00%	07/01/2041	5,000	5,425,300
Series 2016 A, RB	5.00%	07/01/2046	3,705	3,992,434
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/2043	16,300	17,022,090
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB	7.50%	07/01/2032	2,500	2,585,875
Series 2011, RB	6.75%	07/01/2036	3,425	3,515,009
Series 2011, RB	6.75%	07/01/2041	11,505	11,802,059
				44,342,767

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-0.44%
Anne Arundel (County of), MD (The Villages at Two Rivers); Series 2014, RB	5.25%	07/01/2044	$2,145	$2,171,534
Frederick (County of), MD (Jefferson Technology Park);
Series 2013 A, RB	7.25%	07/01/2043	3,545	3,647,911
Series 2013 B, RB(i)	7.13%	07/01/2043	5,215	5,002,019
Frederick (County of), MD (Urbana Community Development Authority); Series 2010 B, RB	5.50%	07/01/2040	7,763	7,776,430
Harford (County of), MD; Series 2011, RB	7.50%	07/01/2040	6,000	5,907,960
Howard (County of), MD (Annapolis Junction Town Center);
Series 2014, RB	5.80%	02/15/2034	720	700,344
Series 2014, RB	6.10%	02/15/2044	1,420	1,358,628
Howard (County of), MD (Vantage House Facility); Series 2016, Ref. RB	5.00%	04/01/2046	2,710	2,667,588
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/2036	1,500	1,566,315
Maryland (State of) Health & Higher Educational Facilities Authority (Frederick Health System);
Series 2020, Ref. RB	4.00%	07/01/2045	1,000	1,106,400
Series 2020, Ref. RB	4.00%	07/01/2050	1,000	1,101,690
Prince George’s (County of), MD (Westphalia Town Center);
Series 2018, RB(i)	5.13%	07/01/2039	1,300	1,370,590
Series 2018, RB(i)	5.25%	07/01/2048	2,100	2,213,190
Rockville (City of), MD (Ingleside at King Farm);
Series 2017 A-1, Ref. RB	5.00%	11/01/2037	1,250	1,263,413
Series 2017 B, RB	5.00%	11/01/2042	4,600	4,557,128
Series 2017 B, RB	5.00%	11/01/2047	500	484,090
				42,895,230

Massachusetts-1.17%
Collegiate Charter School of Lowell;
Series 2019, RB	5.00%	06/15/2049	1,750	1,778,420
Series 2019, RB	5.00%	06/15/2054	1,620	1,642,210
Massachusetts (Commonwealth of); Series 2004 A, Ref. GO Bonds (INS - AMBAC)(d)(h)	5.50%	08/01/2030	32,040	45,061,056
Massachusetts (Commonwealth of) Development Finance Agency (GF/Pilgrim, Inc.); Series 1998, RB	6.75%	10/01/2028	3,010	2,927,857
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2047	2,700	2,400,975
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(d)	5.50%	07/01/2032	5,015	7,438,599
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(i)	5.00%	07/15/2046	500	573,495
Massachusetts (Commonwealth of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB(b)(c)	6.75%	01/01/2021	1,000	1,021,730
Series 2011 I, RB(b)(c)	6.88%	01/01/2021	4,610	4,712,066
Massachusetts (Commonwealth of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/2030	1,850	1,849,963
University of Massachusetts Building Authority; Sr. Series 2017 1, RB(d)	5.25%	11/01/2047	36,580	45,077,168
				114,483,539

Michigan-1.23%
Advanced Technology Academy; Series 2019, Ref. RB	5.00%	11/01/2044	900	918,513
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,740	2,698,517
Series 2015, Ref. RB	5.75%	10/01/2045	3,500	3,523,800
Dearborn Economic Development Corp. (Henry Ford Village, Inc.);
Series 2008, Ref. RB	7.00%	11/15/2028	5,100	3,899,919
Series 2008, Ref. RB	7.13%	11/15/2043	7,700	5,893,888
Series 2017, RB(i)	7.50%	11/15/2044	4,930	3,770,809
Detroit (City of), MI Water and Sewerage Department; Series 2012 A, Ref. RB(b)(c)	5.00%	07/01/2022	12,725	13,845,436
Detroit Community High School;
Series 2005, RB	5.65%	11/01/2025	735	632,776
Series 2005, RB	5.75%	11/01/2030	1,000	767,470
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,590	1,420,919

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Kentwood Economic Development Corp. (Holland Home);
Series 2012, Ref. RB	5.63%	11/15/2032	$3,500	$3,613,505
Series 2012, Ref. RB	5.63%	11/15/2041	4,160	4,274,067
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-4, Ref. RB	5.00%	07/01/2031	7,000	8,024,170
Series 2014 D-4, Ref. RB	5.00%	07/01/2032	4,000	4,569,080
Series 2014 D-4, Ref. RB	5.00%	07/01/2034	8,700	9,895,641
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.);
Series 2016, RB(i)	5.00%	07/01/2036	1,970	1,868,624
Series 2016, RB(i)	5.00%	07/01/2046	1,000	892,260
Series 2016, RB(i)	5.00%	07/01/2051	2,000	1,755,780
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	25,145	25,269,468
Michigan Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	7,850	7,958,801
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	6,735	6,828,347
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.);
Series 2016 A, Ref. RB(i)	5.00%	07/01/2036	4,550	4,315,857
Series 2016 A, Ref. RB(i)	5.00%	07/01/2046	2,000	1,784,520
Series 2016 A, Ref. RB(i)	5.00%	07/01/2051	2,795	2,453,703
				120,875,870

Minnesota-1.36%
Anoka (City of), MN (The Homestead at Anoka, Inc.); Series 2017, Ref. RB	5.50%	11/01/2046	3,700	3,846,076
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.00%	07/01/2037	375	384,454
Bloomington (City of), MN Port Authority (Radisson Blu Mall of America, LLC);
Series 2010, RB	8.00%	12/01/2025	1,450	1,452,537
Series 2010, RB	9.00%	12/01/2035	10,570	10,587,546
Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015, RB	5.50%	07/01/2035	840	877,162
Series 2015, RB	5.50%	07/01/2040	2,250	2,331,742
Series 2015, RB	5.75%	07/01/2046	2,800	2,947,728
Carlton (City of), MN (Inter-Faith Care Center); Series 2006, Ref. RB	5.70%	04/01/2036	2,000	1,786,960
Deephaven (City of), MN (Seven Hills Preparatory Academy); Series 2017, RB	5.00%	10/01/2049	1,200	1,214,508
Minneapolis (City of), MN (Riverton Community Housing);
Series 2014, Ref. RB	5.50%	08/01/2049	6,500	6,600,100
Series 2018, RB(i)	4.75%	08/01/2043	600	590,916
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas);
Series 2019, RB	5.00%	10/01/2040	1,000	1,206,760
Series 2019, RB	4.00%	10/01/2041	150	166,379
Series 2019, RB	4.00%	10/01/2044	1,500	1,652,025
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	6,000	6,455,520
Sartell (City of), MN (Country Manor Campus LLC); Series 2013, RB	5.38%	09/01/2043	5,000	5,057,150
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, Ref. RB(c)(i)	6.00%	07/01/2027	26,750	27,871,360
St. Paul (City of), MN (Presbyterian Homes Bloomington); Series 2017, Ref. RB	5.00%	09/01/2042	500	521,565
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.50%	03/01/2029	855	856,026
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts);
Series 2015, RB	6.00%	10/01/2035	2,695	2,834,197
Series 2015, RB	6.25%	10/01/2045	4,275	4,490,460
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy Project);
Series 2018, RB	5.00%	12/01/2043	4,170	4,688,581
Series 2018, RB	5.13%	12/01/2049	7,560	8,514,072
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong Academy); Series 2012 A, RB	5.50%	09/01/2043	5,000	5,056,750
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2016, Ref. RB	5.75%	09/01/2046	1,000	1,105,960
Series 2016, Ref. RB	6.00%	09/01/2051	3,550	3,963,326
St. Paul (City of), MN Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. RB	5.38%	05/01/2043	5,000	4,691,550
St. Paul (City of), MN Housing & Redevelopment Authority (Nova Classical Academy);
Series 2011 A, RB(b)(c)	6.63%	09/01/2021	1,500	1,594,080
Series 2011 A, RB	6.38%	09/01/2031	1,000	1,043,740

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.35%	10/01/2038	$1,185	$1,171,799
Series 2018, Ref. RB	5.00%	10/01/2043	1,000	1,014,200
Series 2018, Ref. RB	4.65%	10/01/2048	1,500	1,481,400
Vadnais Heights (City of), MN (Agriculture & Food Sciences Academy);
Series 2018 A, Ref. RB	5.50%	12/01/2038	3,355	3,569,519
Series 2018 A, Ref. RB	5.88%	12/01/2048	4,500	4,822,740
Series 2018 A, Ref. RB	6.50%	12/01/2053	4,315	4,790,729
Series 2018 B, Ref. RB	6.75%	12/01/2025	595	598,612
West St. Paul (City of), MN (Walker Westwood Ridge Campus);
Series 2017, Ref. RB	5.00%	11/01/2037	400	406,704
Series 2017, Ref. RB	5.00%	11/01/2049	1,275	1,275,484
Series 2017, Ref. RB	4.75%	11/01/2052	375	358,901
				133,879,318

Mississippi-0.17%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2010 G, VRD RB(n)	0.03%	11/01/2035	9,700	9,700,000
Mississippi Development Bank (Hancock County Gomesa) (Green Bonds); Series 2019, RB(i)	4.55%	11/01/2039	2,250	2,292,930
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	5,000	4,928,600
				16,921,530

Missouri-1.14%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB(f)(k)	7.00%	05/02/2022	1,750	595,000
Series 2002, RB(f)(k)	7.20%	05/01/2049	5,250	1,785,000
Ballwin (City of), MO (Ballwin Town Center); Series 2002 A, Ref. RB(k)	6.50%	10/01/2022	2,686	1,074,366
Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, RB(k)	5.50%	04/01/2022	3,170	760,800
Series 2007 A, RB(k)	5.50%	04/01/2027	6,055	1,453,200
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB(k)	5.50%	04/01/2021	235	224,413
Dardenne Town Square Transportation Development District; Series 2006 A, RB(k)(m)	5.00%	05/01/2036	3,190	1,020,800
Grandview (City of), MO Industrial Development Authority (Grandview Crossing); Series 2006, RB(k)(m)	5.75%	12/01/2028	1,250	225,000
I-470 Western Gateway Transportation Development District;
Series 2019 A, RB(i)	5.25%	12/01/2048	5,415	5,503,860
Series 2019 B, RB(i)	7.75%	12/15/2048	3,853	3,899,583
Kansas City (City of), MO Industrial Development Authority (Brentwood Manor Apartments); Series 2002 B, RB(e)	5.25%	10/15/2038	2,000	1,749,420
Kansas City (City of), MO Industrial Development Authority (Northwoods Apartments); Series 2004 A, RB(e)	6.45%	05/01/2040	1,877	1,879,534
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(i)	5.00%	02/01/2050	2,550	2,657,279
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2050	11,500	11,602,465
Series 2017, Ref. RB	5.25%	05/15/2037	1,285	1,319,939
Series 2017, Ref. RB	5.25%	05/15/2042	1,000	1,016,290
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group);
Series 2014 A, RB	5.25%	08/15/2039	3,000	3,083,850
Series 2018, Ref. RB	5.00%	08/15/2032	770	817,686
Liberty (City of), MO (Liberty Commons); Series 2015 A, RB(i)	6.00%	06/01/2046	6,170	5,973,115
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	1,350	1,331,330
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(i)	4.25%	12/01/2042	5,415	5,855,564
Missouri (State of) Health & Educational Facilities Authority (Washington University);
Series 2011 A, RB(b)(c)(d)	5.00%	11/15/2021	6,210	6,570,242
Series 2011 B, RB(b)(c)(d)	5.00%	11/15/2021	10,500	11,109,105
St. Louis (City of), MO Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. RB	4.75%	11/15/2047	2,500	2,220,725
St. Louis (County of), MO Industrial Development Authority (Friendship Village Chesterfield); Series 2012, RB(b)(c)	5.00%	09/01/2022	3,000	3,278,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.00%	09/01/2038	$5,500	$5,918,770
Series 2018 A, RB	5.13%	09/01/2048	13,345	14,250,859
Series 2018 A, RB	5.13%	09/01/2049	6,475	6,909,991
Series 2018 A, RB	5.25%	09/01/2053	5,500	5,881,150
St. Louis (County of), MO Industrial Development Authority (Grand Center Redevelopment); Series 2011, RB	6.38%	12/01/2025	1,945	1,946,478
				111,913,854

Montana-0.03%
Kalispell (City of), MT (Immanuel Lutheran Corp.);
Series 2017, Ref. RB	5.25%	05/15/2037	1,000	1,012,310
Series 2017, Ref. RB	5.25%	05/15/2052	2,320	2,281,094
				3,293,404

Nebraska-0.24%
Central Plains Energy Project (No. 3); Series 2012, RB(p)	5.00%	09/01/2042	21,715	23,374,460

Nevada-0.39%
Clark (County of), NV (Homestead Boulder City); Series 1997, RB	6.50%	12/01/2027	3,030	3,032,515
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds(d)	5.00%	05/01/2048	16,650	20,169,144
Director of the State of Nevada Department of Business & Industry (Somerset Academy);
Series 2018 A, RB(i)	5.00%	12/15/2038	1,000	1,020,390
Series 2018 A, RB(i)	5.00%	12/15/2048	3,000	3,030,300
Las Vegas (City of), NV; Series 2016, RB(i)	4.38%	06/15/2035	4,000	3,890,840
Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC) (Green Bonds); Series 2017, RB(e)(i)	6.25%	12/15/2037	1,000	970,110
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor);
Series 2018 C, Ref. RB(i)(j)	0.00%	07/01/2058	37,500	5,117,250
Series 2018 D, Ref. RB(i)(j)	0.00%	07/01/2058	13,000	1,251,380
				38,481,929

New Hampshire-0.30%
New Hampshire (State of) Business Finance Authority; Series 2020 A, Ref. RB(c)(i)	3.63%	07/02/2040	2,130	2,141,672
New Hampshire (State of) Business Finance Authority (Green Bonds); Series 2020 B, Ref. RB(c)(e)(i)	3.75%	07/02/2040	3,470	3,488,183
New Hampshire (State of) Health & Education Facilities Authority (Rivermead);
Series 2011 A, RB	6.63%	07/01/2031	620	630,317
Series 2011 A, RB	6.88%	07/01/2041	2,125	2,158,554
New Hampshire Business Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	12,404	13,411,028
New Hampshire Business Finance Authority (Convanta); Series 2018 C, Ref. RB(e)(i)	4.88%	11/01/2042	7,500	7,781,400
				29,611,154

New Jersey-4.52%
New Jersey (State of) Economic Development Authority;
Series 2015 XX, Ref. RB	5.25%	06/15/2027	10,000	11,501,800
Series 2017 B, Ref. RB	5.00%	11/01/2024	13,000	14,889,940
Series 2017 B, Ref. RB	5.00%	11/01/2026	23,695	27,999,908
New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.);
Series 2019 A, RB(i)	5.00%	06/15/2049	1,110	1,155,710
Series 2019 A, RB(i)	5.00%	06/15/2054	725	749,954
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(e)	5.25%	09/15/2029	52,065	53,286,444
Series 2000 A, RB(e)	5.63%	11/15/2030	20,000	20,768,400
Series 2012, RB(e)	5.75%	09/15/2027	34,325	33,989,644

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 A, RB	6.00%	07/01/2032	$1,800	$1,872,198
Series 2012 A, RB	6.10%	07/01/2044	3,950	4,077,822
Series 2012 C, RB	5.00%	07/01/2032	1,370	1,386,385
Series 2012 C, RB	5.30%	07/01/2044	4,500	4,535,550
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(e)	5.00%	10/01/2047	7,730	8,385,813
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(e)	5.38%	01/01/2043	22,110	24,329,402
Series 2013, RB(e)	5.63%	01/01/2052	22,695	25,092,727
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - NATL)(h)(j)	0.00%	12/15/2031	46,780	33,828,021
Series 2008 A, RB(j)	0.00%	12/15/2035	13,000	7,854,470
Series 2009 A, RB(j)	0.00%	12/15/2038	63,105	33,279,053
Series 2010 A, RB(j)	0.00%	12/15/2029	2,110	1,630,903
Series 2010 A, RB(j)	0.00%	12/15/2030	8,620	6,398,454
Series 2010 A, RB(j)	0.00%	12/15/2031	10,965	7,823,966
Series 2010 A, RB(j)	0.00%	12/15/2036	45,555	26,279,313
Series 2011 B, RB(b)(c)	5.00%	06/15/2021	6,125	6,358,301
Series 2012 AA, RB	5.00%	06/15/2038	9,000	9,402,120
Series 2013 AA, RB	5.00%	06/15/2044	3,645	3,876,093
Series 2018 A, Ref. RB	5.00%	12/15/2035	4,390	5,132,086
Series 2018 A, Ref. RB	5.00%	12/15/2036	1,200	1,399,236
Series 2019 BB, RB	5.00%	06/15/2044	2,500	2,895,275
Series 2019, RB	5.25%	06/15/2043	10,000	11,771,400
Series 2019, Ref. RB	5.00%	12/15/2039	6,300	7,422,534
Subseries 2016 A-1, RN	5.00%	06/15/2028	2,000	2,341,340
New Jersey (State of) Turnpike Authority;
Series 2017 B, Ref. RB(d)	5.00%	01/01/2040	11,000	13,206,930
Series 2019 A, RB(d)	5.00%	01/01/2048	23,425	28,227,594
New Jersey Transportation Trust Fund Authority; Series 2012 A, RB	5.00%	06/15/2042	1,000	1,042,170
				444,190,956

New Mexico-0.34%
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. RB	5.50%	07/01/2042	10,000	10,582,300
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB	5.00%	07/01/2042	4,625	4,677,078
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion);
Series 2019 A, RB	5.00%	07/01/2039	1,225	1,286,422
Series 2019 A, RB	5.00%	07/01/2049	7,050	7,294,141
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. RB (CEP - GNMA)	7.13%	12/15/2027	1,630	1,632,901
Winrock Town Center Tax Increment Development District 1; Series 2015, RB(i)	6.00%	05/01/2040	7,838	7,879,306
				33,352,148

New York-12.44%
Amherst (Town of), NY Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. RB	7.00%	06/15/2036	1,795	1,794,856
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(j)	0.00%	07/15/2034	14,345	8,293,418
Series 2009, RB(j)	0.00%	07/15/2044	23,805	8,403,879
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	1,325	1,404,301
Series 2017 A, RB	5.00%	08/01/2047	3,790	3,951,681
Series 2017 A, RB	5.00%	08/01/2052	790	821,308
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(e)(i)	5.50%	12/31/2040	13,140	13,801,336
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	10,000	10,006,200
Hudson Yards Infrastructure Corp.; Series 2017 A, RB(d)	5.00%	02/15/2039	21,060	25,195,552

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority;
Series 2012 G-3, Ref. RB (SIFMA Municipal Swap Index + 0.43%)(c)(q)	0.51%	02/01/2025	$8,500	$7,681,110
Series 2017 D, Ref. RB	5.00%	11/15/2030	3,240	3,609,911
Series 2019 D-1, RB	5.00%	09/01/2022	1,520	1,587,427
Series 2020, RB (INS - AGM)(d)(h)(l)	4.00%	11/15/2049	30,640	33,816,143
Series 2020-XM0834, Ctfs.(d)	4.00%	11/15/2053	27,500	27,579,475
Series 2020-XM0835, Ctfs. (INS - AGM)(d)(h)	4.00%	11/15/2047	20,000	22,160,600
Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(n)(o)	0.05%	11/01/2035	7,000	7,000,000
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	5.00%	11/15/2033	7,000	7,788,130
Series 2019 C, RB (INS - AGM)(h)	4.00%	11/15/2045	310	344,739
Series 2020 C-1, RB	4.75%	11/15/2045	18,075	19,690,363
Series 2020 C-1, RB	5.00%	11/15/2050	5,000	5,523,350
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	10,250	10,551,863
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB	6.50%	01/01/2032	6,866	5,812,555
Series 2014 A, RB	6.70%	01/01/2049	26,580	19,792,720
Series 2014 C, RB(f)	2.00%	01/01/2049	13,770	1,377,004
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	10,290	10,290,926
Series 2006 A-3, RB	5.13%	06/01/2046	61,730	61,739,259
Series 2006 B, RB(j)	0.00%	06/01/2046	105,990	24,321,525
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, RB(d)(e)	5.00%	10/15/2028	10,760	11,253,669
Two Hundred Series 2017, Ref. RB(d)	5.25%	10/15/2057	20,000	23,846,400
Two Hundred Seventh Series 2018, Ref. RB(d)(e)(l)	5.00%	09/15/2029	22,235	27,831,105
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, RB	6.00%	12/01/2042	7,500	7,591,725
New York (City of), NY Industrial Development Agency (Liberty 123 Wash); Series 2007, VRD RB (LOC - Bank Of China, Ltd.)(n)(o)	0.06%	10/01/2042	4,000	4,000,000
New York (City of), NY Municipal Water Finance Authority;
Series 2012 BB, RB(d)	5.00%	06/15/2047	16,470	18,060,837
Series 2014 BB, RB(d)	5.00%	06/15/2046	15,050	16,798,058
Subseries 2012 A-1, VRD RB(n)	0.02%	06/15/2044	5,350	5,350,000
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB(d)	5.00%	05/01/2042	25,775	28,425,701
Subseries 2012 F-1, RB(d)	5.00%	05/01/2039	14,000	14,953,400
Subseries 2013, RB(d)	5.00%	11/01/2042	17,340	19,443,169
New York (Counties of), NY Tobacco Trust V;
Series 2005 S-1, RB(j)	0.00%	06/01/2038	65,990	23,120,256
Series 2005 S-2, RB(j)	0.00%	06/01/2050	45,500	5,425,420
Series 2005 S-3, RB(j)	0.00%	06/01/2055	225,000	12,420,000
New York (State of) Dormitory Authority;
Series 2014 C, RB(d)	5.00%	03/15/2041	26,940	30,553,462
Series 2018 E, RB(d)	5.00%	03/15/2045	35,050	43,168,281
New York (State of) Dormitory Authority (General Purpose); Series 2011 C, RB(d)	5.00%	03/15/2031	15,000	15,367,500
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB(b)(d)	5.00%	03/15/2045	49,100	57,591,845
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2050	10,000	11,416,400
New York City Transitional Finance Authority;
Series 2020 C-1, RB	4.00%	05/01/2037	1,500	1,789,380
Series 2020 C-1, RB	4.00%	05/01/2038	3,500	4,160,240
Series 2020 C-1, RB	4.00%	05/01/2039	5,000	5,888,150
Series 2020 C-1, RB	4.00%	05/01/2040	500	587,480
Series 2020 C-1, RB	4.00%	05/01/2045	4,250	4,925,070
Series 2020 C-1, RB	3.00%	05/01/2046	6,000	6,315,900
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2016 A, RB(j)	0.00%	11/15/2047	12,525	5,030,291

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(i)	5.00%	11/15/2044	$37,160	$39,438,280
Series 2014, Class 2, Ref. RB(i)	5.38%	11/15/2040	2,500	2,641,425
Series 2014, Class 3, Ref. RB(i)	7.25%	11/15/2044	46,500	50,380,425
New York State Thruway Authority; Series 2020-XM0831, Ctfs.(d)	4.00%	01/01/2053	15,000	17,084,550
New York State Urban Development Corp.;
Series 2013 A-1, RB(d)	5.00%	03/15/2043	26,175	28,694,082
Series 2013 A-1, RB(d)	5.00%	03/15/2045	46,015	56,174,192
Series 2020 A, RB	4.00%	03/15/2045	1,900	2,215,609
Series 2020 A, RB	4.00%	03/15/2049	5,600	6,497,120
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(e)	5.25%	08/01/2031	9,615	9,962,294
Series 2020, Ref. RB(e)	5.38%	08/01/2036	8,730	9,056,153
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(e)	5.00%	08/01/2026	14,725	14,783,017
Series 2016, Ref. RB(e)	5.00%	08/01/2031	3,775	3,771,678
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(e)	5.00%	01/01/2023	2,000	2,095,900
Series 2018, RB(e)	5.00%	01/01/2028	10,000	11,161,700
Series 2018, RB(e)	5.00%	01/01/2034	4,905	5,281,508
Series 2018, RB(e)	4.00%	01/01/2036	4,500	4,552,740
Series 2018, RB(e)	5.00%	01/01/2036	3,065	3,310,445
New York Transportation Development Corp. (Laguardia Airport Terminal B Redevelopment); Series 2018, RB(e)	5.00%	01/01/2022	4,000	4,126,720
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(e)	5.00%	07/01/2046	37,950	40,696,062
Series 2016 A, RB(e)	5.25%	01/01/2050	5,420	5,861,242
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(e)(i)	4.75%	11/01/2042	2,390	2,471,690
Port Authority of New York & New Jersey; Series 2011, RB(d)(e)	5.00%	10/15/2027	15,400	16,115,484
Rockland Tobacco Asset Securitization Corp.; Series 2005 C, RB(i)(j)	0.00%	08/15/2060	368,350	18,535,372
Suffolk Tobacco Asset Securitization Corp.; Series 2008 B, RB	6.00%	06/01/2048	7,915	7,924,181
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB	5.00%	07/01/2027	1,985	1,091,750
Series 2013 A, RB	5.00%	07/01/2038	5,700	3,135,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2020 A, RB	4.00%	11/15/2054	5,000	5,782,550
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2020 A, Ref. RB	4.00%	09/01/2040	5,435	5,988,827
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	16,900	17,525,300
Series 2016 B, Ref. RB	5.00%	06/01/2048	2,500	2,579,225
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(e)(i)	7.00%	06/01/2046	55,500	58,363,800
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	4,423	4,815,435
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	9,405	10,411,147
				1,222,178,273
North Carolina-0.72%
Charlotte-Mecklenburg Hospital Authority (The); Series 2007 B, Ref. VRD RB(n)	0.02%	01/15/2038	6,815	6,815,000
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB(b)(c)(d)	5.00%	10/01/2025	29,400	36,311,646
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(e)	5.00%	06/30/2054	1,000	1,061,550
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. RB	6.25%	07/01/2035	3,750	3,900,075
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, RB(b)(c)	7.75%	03/01/2021	2,000	2,071,200
North Carolina (State of) Turnpike Authority (Triangle Expressway); Series 2019, RB	4.00%	01/01/2055	2,300	2,538,395
North Carolina Medical Care Commission (Salemtowne Project);
Series 2018 A, RB	5.00%	10/01/2038	1,185	1,273,733
Series 2018 A, RB	5.00%	10/01/2048	13,080	13,826,999
North Carolina Turnpike Authority (Triangle Expressway System); Series 2019, RB(j)	0.00%	01/01/2044	5,000	2,562,450
				70,361,048

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota-0.04%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	5.10%	04/15/2036	$1,500	$1,496,715
Series 2016, RB	5.20%	04/15/2046	2,000	1,955,580
				3,452,295

Ohio-5.26%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2041	3,800	4,470,016
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-3, RB(b)(c)	6.25%	06/01/2022	21,205	23,433,433
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	10,000	11,062,100
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	89,800	98,780,000
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	203,195	29,528,297
Butler (County of), OH Port Authority (StoryPoint Fairfield);
Sr. Series 2017 A-1, RB(i)	6.25%	01/15/2034	2,350	2,228,599
Sr. Series 2017 A-1, RB(i)	6.38%	01/15/2043	3,575	3,388,457
Sr. Series 2017 A-1, RB(i)	6.50%	01/15/2052	7,075	6,703,916
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.75%	01/01/2044	14,900	15,545,617
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(e)	5.38%	09/15/2027	4,190	4,194,106
Columbus-Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(i)	5.00%	06/01/2028	4,000	4,125,560
County of Montgomery OH; Series 2020-XX1133, Ctfs.(d)(l)	4.00%	11/15/2042	16,780	18,042,359
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	26,990	31,033,642
Series 2017, Ref. RB	5.50%	02/15/2052	33,815	39,203,082
Series 2017, Ref. RB	5.00%	02/15/2057	10,000	11,090,800
Series 2017, Ref. RB	5.50%	02/15/2057	15,070	17,389,122
Darke (County of), OH Hospital Facilities (Wayne Healthcare); Series 2019 A, RB	5.00%	09/01/2049	2,000	2,121,820
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.63%	07/01/2047	7,200	7,311,312
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center);
Series 2019, RB	5.00%	12/01/2039	715	687,079
Series 2019, RB	5.00%	12/01/2051	2,500	2,403,300
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	34,330	37,502,435
Hamilton (County of), OH (Christ Hospital); Series 2012, RB(b)(c)	5.50%	06/01/2022	7,200	7,861,248
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	2,250	2,316,645
Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2050	5,000	5,933,050
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB(b)(c)	6.25%	06/01/2021	5,850	6,110,910
Hickory Chase Community Authority; Series 2019, Ref. RB(i)	5.00%	12/01/2040	1,410	1,431,263
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	1,150	1,189,503
Series 2019, Ref. RB	5.13%	12/01/2049	3,545	3,624,656
Montgomery (County of), OH (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2039	4,000	4,327,960
Montgomery (County of), OH (Trousdale Foundation Properties);
Series 2018 A, RB(i)	6.00%	04/01/2038	4,445	2,686,469
Series 2018 A, RB(i)	6.25%	04/01/2049	6,115	3,530,373
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2045	6,270	6,685,513
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	37,060	38,448,638
Series 2013, RB	5.00%	02/15/2048	3,120	3,226,486
Norwood (City of), OH (Cornerstone at Norwood);
Series 2006, RB	5.75%	12/01/2020	455	455,532
Series 2006, RB	6.20%	12/01/2031	7,340	7,341,248
Ohio (State of) Air Quality Development Authority; Series 2019, RB(e)(i)	5.00%	07/01/2049	20,250	20,668,973
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 D, Ref. PCR(c)(f)	4.25%	09/15/2021	2,000	2,015,000
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(e)(i)	4.50%	01/15/2048	500	530,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Southeastern Ohio (State of) Port Authority (Memorial Health Systems);
Series 2015, Ref. RB	5.00%	12/01/2035	$1,750	$1,795,535
Series 2015, Ref. RB	5.00%	12/01/2043	6,695	6,758,803
Series 2015, Ref. RB	5.50%	12/01/2043	3,875	4,037,014
Toledo-Lucas (County of), OH Port Authority (StoryPoint Waterville);
Series 2016 A-1, RB(i)	6.13%	01/15/2034	2,000	1,896,660
Series 2016 A-1, RB(i)	6.25%	01/15/2043	5,000	4,739,000
Series 2016 A-1, RB(i)	6.38%	01/15/2051	4,000	3,790,160
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University);
Series 2015, Ref. RB	6.00%	03/01/2045	5,000	5,234,750
				516,881,321

Oklahoma-1.69%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	3,370	2,696,000
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2027	1,800	2,006,820
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. RB(f)(k)	5.75%	01/01/2027	1,025	10,251
Series 2012, Ref. RB(f)(k)	6.00%	01/01/2032	4,191	41,911
Series 2013, Ref. RB(f)(k)	5.75%	01/01/2037	5,379	53,248
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB(d)(l)	5.50%	08/15/2052	33,500	39,334,695
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);
Series 2017, RB(f)	5.00%	08/01/2047	10,500	4,200,000
Series 2017, RB(f)	5.00%	08/01/2052	20,000	8,000,000
Series 2017, RB(f)	5.25%	08/01/2057	2,190	876,000
Oklahoma Development Finance Authority; Series 2018 B, RB(d)(l)	5.50%	08/15/2057	15,210	17,823,382
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB(f)	6.88%	11/01/2046	2,469	6,172
Series 2016 A, RB(f)	6.63%	11/30/2049	1,164	2,912
Series 2016 A, RB(f)	7.00%	11/01/2051	2,429	6,072
Series 2016 B-1, RB(f)	5.25%	11/30/2049	1,664	4,159
Tulsa (City of), OK Municipal Airport Trust;
Series 2000 B, Ref. RB(e)	5.50%	06/01/2035	18,625	18,831,179
Series 2001 A, Ref. RB(e)	5.50%	12/01/2035	15,000	15,166,050
Series 2001 B, Ref. RB(e)	5.50%	12/01/2035	49,525	50,073,241
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(c)(e)	5.00%	06/01/2025	6,500	6,559,605
				165,691,697

Oregon-0.15%
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2032	500	543,465
Series 2017 A, Ref. RB	5.00%	11/15/2037	500	535,540
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,750	2,878,398
Medford (City of), OR Hospital Facilities Authority (Asante); Series 2020 A, Ref. RB	5.00%	08/15/2045	4,000	5,037,320
Salem (City of), OR Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/2032	250	262,505
Series 2012, Ref. RB	6.00%	05/15/2042	1,990	2,083,888
Series 2012, Ref. RB	6.00%	05/15/2047	3,250	3,397,810
				14,738,926

Pennsylvania-1.75%
Allegheny (County of), PA Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, RB	6.75%	08/15/2035	1,100	1,103,267
Allegheny (County of), PA Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, RB	6.38%	08/15/2035	1,220	1,223,270
Beaver (County of), PA Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR(c)(f)	4.38%	07/01/2022	925	931,937
Berks (County of), PA Industrial Development Authority (Tower Health); Series 2017, Ref. RB	5.00%	11/01/2050	20,045	21,433,918

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Chester (County of), PA Industrial Development Authority (Collegium Charter School);
Series 2012 A, Ref. RB	5.25%	10/15/2032	$2,320	$2,398,300
Series 2012 A, Ref. RB	5.38%	10/15/2042	4,230	4,344,252
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,750	1,796,252
Series 2018, Ref. RB	5.00%	12/01/2043	2,500	2,533,550
Series 2018, Ref. RB	5.00%	12/01/2048	2,500	2,519,975
Series 2019, RB	5.00%	12/01/2054	1,000	1,003,950
Geisinger Authority (Geisinger Health System); Series 2020, Ref. RB	4.00%	04/01/2050	5,000	5,714,900
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	3,430	3,501,104
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	5,130	5,139,821
Series 2014 B, RB(g)	7.50%	02/01/2044	1,379	589,385
Series 2014 C, RB(j)	0.00%	02/01/2044	4,122	1,031
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2019, Ref. RB	4.00%	09/01/2049	10,560	11,552,218
Montgomery (County of), PA Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. RB	5.25%	01/15/2046	4,000	4,210,400
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB(b)(c)	7.00%	12/01/2021	6,000	6,499,260
Pennsylvania (Commonwealth of); First Series 2014, GO Bonds(d)	5.00%	06/15/2034	15,450	17,885,075
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(e)	5.50%	11/01/2044	4,000	4,110,320
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. RB	6.40%	12/01/2038	14,200	11,685,890
Pennsylvania (Commonwealth of) Turnpike Commission; Subseries 2013 B-2, RB(g)	6.00%	12/01/2037	7,000	7,238,910
Pennsylvania Turnpike Commission;
Series 2020-XX1134, Ctfs.(d)(l)	5.00%	12/01/2044	5,000	6,153,600
Series 2020-XX1134, Ctfs.(d)(l)	5.00%	12/01/2049	7,000	8,564,010
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2049	1,390	1,412,907
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2037	3,575	3,609,749
Series 2017, Ref. RB	5.00%	07/01/2049	8,815	8,629,885
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	5,500	6,152,520
Philadelphia (City of), PA Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/2040	1,000	1,004,420
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School);
Series 2016 A, Ref. RB	5.25%	08/01/2046	2,410	2,644,613
Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	4,349,187
Philadelphia (City of), PA Industrial Development Authority (New Foundations Charter School); Series 2012, RB(b)(c)	6.63%	12/15/2022	1,500	1,711,155
Philadelphia (City of), PA Industrial Development Authority (Performing Arts Charter School);
Series 2013, RB(i)	6.50%	06/15/2033	2,000	2,004,760
Series 2013, RB(i)	6.75%	06/15/2043	8,000	8,018,320
				171,672,111

Puerto Rico-10.20%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	11,755	11,827,411
Series 2002, RB	5.50%	05/15/2039	29,090	29,269,194
Series 2002, RB	5.63%	05/15/2043	5,415	5,442,508
Series 2005 A, RB(j)	0.00%	05/15/2050	473,480	70,856,282

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico-(continued)
Puerto Rico (Commonwealth of);
Series 2001 A, GO Bonds(f)	5.13%	07/01/2031	$3,635	$2,576,306
Series 2003 A, GO Bonds(f)	5.00%	07/01/2033	1,980	1,405,800
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(h)	6.00%	07/01/2027	21,000	21,546,000
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(h)	6.00%	07/01/2028	4,500	4,617,000
Series 2006 B, Ref. GO Bonds(f)	5.00%	07/01/2035	2,910	2,069,738
Series 2006, Ref. GO Bonds(f)	5.00%	07/01/2031	2,215	1,564,344
Series 2009 B, Ref. GO Bonds(f)	6.50%	07/01/2037	6,165	4,461,919
Series 2009 B, Ref. GO Bonds(f)	5.75%	07/01/2038	1,095	776,081
Series 2011 A, GO Bonds(f)	5.75%	07/01/2041	2,500	1,646,875
Series 2011 E, Ref. GO Bonds(f)	6.00%	07/01/2029	8,400	5,670,000
Series 2012 A, Ref. GO Bonds(f)	5.00%	07/01/2021	2,820	1,861,200
Series 2012 A, Ref. GO Bonds(f)	5.13%	07/01/2037	8,520	5,538,000
Series 2012 A, Ref. GO Bonds(f)	5.50%	07/01/2039	5,385	3,567,562
Series 2012 A, Ref. GO Bonds(f)	5.00%	07/01/2041	24,730	15,487,162
Series 2014 A, GO Bonds(f)	8.00%	07/01/2035	52,905	32,338,181
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	13,522	14,434,194
Series 2008 A, RB	6.00%	07/01/2038	33,750	34,298,437
Series 2008 A, RB	6.00%	07/01/2044	21,375	21,722,344
Series 2012 A, RB	5.50%	07/01/2028	2,395	2,505,769
Series 2012 A, RB	5.25%	07/01/2029	5,520	5,733,900
Series 2012 A, RB	5.00%	07/01/2033	6,000	6,172,500
Series 2012 A, RB	5.13%	07/01/2037	11,975	12,319,281
Series 2012 A, RB	5.75%	07/01/2037	9,230	9,610,737
Series 2012 A, RB	5.25%	07/01/2042	85,865	88,333,618
Series 2012 A, RB	6.00%	07/01/2047	1,800	1,878,750
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(h)	5.00%	07/01/2023	755	759,900
Series 2007 TT, RB(f)	5.00%	07/01/2023	515	355,350
Series 2007 TT, RB(f)	5.00%	07/01/2026	6,685	4,612,650
Series 2007 TT, RB(f)	5.00%	07/01/2027	2,350	1,621,500
Series 2007 TT, RB(f)	5.00%	07/01/2032	16,285	11,236,650
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2024	4,560	4,691,054
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2030	9,275	9,546,294
Series 2007 VV, Ref. RB (INS - AGM)(h)	5.25%	07/01/2031	20,000	21,857,400
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2032	6,275	6,455,908
Series 2008 WW, RB(f)	5.00%	07/01/2028	13,620	9,397,800
Series 2008 WW, RB(f)	5.50%	07/01/2038	9,685	6,718,969
Series 2008 WW-RSA-1, RB(f)	5.25%	07/01/2033	10,000	6,912,500
Series 2010 AAA, RB(f)	5.25%	07/01/2021	2,355	1,627,894
Series 2010 AAA, RB(f)	5.25%	07/01/2025	840	580,650
Series 2010 AAA, RB(f)	5.25%	07/01/2031	1,350	933,188
Series 2010 CCC, RB(f)	5.00%	07/01/2025	325	224,250
Series 2010 CCC, RB(f)	5.25%	07/01/2026	14,455	9,992,019
Series 2010 CCC, RB(f)	5.25%	07/01/2028	7,600	5,253,500
Series 2010 DDD, Ref. RB(f)	5.00%	07/01/2021	11,020	7,603,800
Series 2010 DDD, Ref. RB(f)	5.00%	07/01/2022	1,575	1,086,750
Series 2010 DDD, Ref. RB(f)	5.00%	07/01/2023	1,150	793,500
Series 2010 XX, RB(f)	5.25%	07/01/2035	6,799	4,699,809
Series 2010 XX, RB(f)	5.25%	07/02/2040	19,000	13,133,750
Series 2010 ZZ, Ref. RB(f)	5.25%	07/01/2024	65	44,931
Series 2010 ZZ, Ref. RB(f)	5.25%	07/01/2026	650	449,313
Series 2012 A, RB(f)	4.80%	07/02/2029	2,260	1,548,100
Series 2012 A, RB(f)	5.00%	07/02/2029	3,535	2,439,150
Series 2012 A, RB(f)	5.00%	07/01/2042	22,780	15,718,200
Series 2012 A, RB(f)	5.05%	07/01/2042	3,095	2,135,550
Series 2013 A, RB(f)	7.00%	07/01/2033	6,030	4,258,687

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico-(continued)
Series 2013 A, RB(f)	6.75%	07/01/2036	$15,090	$10,638,450
Series 2013 A, RB(f)	7.00%	07/01/2040	2,675	1,889,219
Series 2013 A, RB(f)	7.00%	07/01/2043	18,665	13,182,156
Series 2013 A-RSA, RB(f)	7.25%	07/01/2030	2,120	1,502,550
Series 2016 E-1, RB(f)	10.00%	01/01/2021	7,483	5,714,867
Series 2016 E-2, RB(f)	10.00%	07/01/2021	7,483	5,714,869
Series 2016 E-2, RB(f)	10.00%	01/01/2022	3,064	2,340,456
Series 2016 E-4, RB(f)	10.00%	07/01/2022	1,774	1,355,177
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, Ref. RB(f)	4.75%	07/01/2038	2,231	987,218
Series 2003 G, RB(f)	5.00%	07/01/2033	9,340	4,132,950
Series 2003 G, RB(f)	5.00%	07/01/2042	7,500	3,318,750
Series 2003 H, Ref. RB(f)	5.00%	07/01/2028	180	79,650
Series 2003 H, Ref. RB(f)	5.00%	07/01/2035	175	77,438
Series 2003 H, Ref. RB(f)	5.45%	07/01/2035	4,480	1,982,400
Series 2004 J, RB(f)	4.80%	07/01/2024	220	97,350
Series 2005 K, RB(f)	5.00%	07/01/2021	2,510	1,110,675
Series 2005 K, RB(f)	5.00%	07/01/2022	9,655	4,272,337
Series 2005 K, RB(f)	5.00%	07/01/2023	12,275	5,431,687
Series 2005 K, RB(f)	5.00%	07/01/2026	155	68,588
Series 2005 K, RB(f)	5.00%	07/01/2027	3,585	1,586,363
Series 2007 M, RB(f)	5.00%	07/01/2021	4,120	1,823,100
Series 2007 M, RB(f)	5.00%	07/01/2024	2,565	1,135,013
Series 2007 M, RB(f)	5.00%	07/01/2027	520	230,100
Series 2007 M, RB(f)	5.00%	07/01/2032	4,850	2,146,125
Series 2007 M, RB(f)	5.00%	07/01/2037	530	234,525
Series 2007 M, RB(f)	5.00%	07/01/2046	3,565	1,577,513
Series 2007 N, Ref. RB(f)	5.50%	07/01/2021	2,000	885,000
Series 2007 N, Ref. RB(f)	5.50%	07/01/2022	4,790	2,119,575
Series 2007 N, Ref. RB(f)	5.50%	07/01/2023	3,580	1,584,150
Series 2007 N, Ref. RB(f)	5.50%	07/01/2025	3,130	1,385,025
Series 2007 N, Ref. RB(f)	5.50%	07/01/2026	5,195	2,298,787
Puerto Rico (Commonwealth of) Industrial Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(e)	6.63%	06/01/2026	21,245	21,988,575
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2007 M-3, Ref. RB (INS - NATL)(h)	6.00%	07/01/2024	7,970	8,177,220
Series 2007 N, RB(f)	5.00%	07/01/2037	8,900	6,875,250
Series 2009 Q, RB(f)	5.63%	07/01/2039	2,000	1,572,500
Series 2011 S, RB(f)	6.00%	07/01/2041	23,435	18,308,594
Series 2012 U, Ref. RB(f)	5.25%	07/01/2042	25,460	17,822,000
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2029	1,927	1,530,057
Series 2018 A-1, RB(j)	0.00%	07/01/2031	2,484	1,830,807
Series 2018 A-1, RB(j)	0.00%	07/01/2033	10,296	6,978,938
Series 2018 A-1, RB	4.50%	07/01/2034	10,162	10,755,258
Series 2018 A-1, RB	4.55%	07/01/2040	4,089	4,354,703
Series 2018 A-1, RB(j)	0.00%	07/01/2046	50,015	14,347,709
Series 2018 A-1, RB(j)	0.00%	07/01/2051	147,716	30,535,852
Series 2018 A-1, RB	4.75%	07/01/2053	33,479	35,187,665
Series 2018 A-1, RB	5.00%	07/01/2058	59,616	63,652,058
Series 2019 A-2, RB	4.33%	07/01/2040	71,009	74,560,160
Series 2019 A-2, RB	4.54%	07/01/2053	314	325,546
Series 2019 A-2, RB	4.78%	07/01/2058	25,223	26,567,638
				1,002,492,702

Rhode Island-0.00%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	32,287

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-0.07%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(i)	5.75%	06/15/2049	$ 2,000	$2,168,420
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2043	1,000	949,250
Series 2013, RB	5.13%	05/01/2048	2,000	1,902,060
Series 2017, Ref. RB	5.00%	05/01/2042	250	238,530
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Homeat Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	1,085	1,144,632
				6,402,892

Tennessee-0.56%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	13,000	13,104,390
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	5.50%	07/01/2037	250	223,613
Series 2017 A, Ref. RB	5.63%	01/01/2046	750	669,892
Nashville (City of) & Davidson (County of), TN Health and Educational Facilities Board of Metropolitan Government (Trousdale Foundation Properties);
Series 2018 A, RB(i)	6.00%	04/01/2038	14,875	8,990,152
Series 2018 A, RB(i)	6.25%	04/01/2049	21,790	12,580,021
Shelby (County of), TN Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, RB	6.38%	11/15/2025	2,140	2,140,471
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	16,300	15,155,414
Series 2016 A, Ref. RB(i)	5.00%	09/01/2031	750	715,192
Series 2016 A, Ref. RB(i)	5.00%	09/01/2037	1,145	1,030,798
				54,609,943

Texas-7.37%
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, RB(e)(f)(k)	6.50%	11/01/2029	9,265	93
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, RB	5.00%	06/15/2046	1,325	1,330,075
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.13%	03/01/2044	2,000	2,161,420
Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, RB(e)	7.00%	01/01/2039	3,540	3,545,310
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System);
Series 2012, Ref. RB(b)(c)	5.25%	07/01/2022	7,100	7,743,828
Series 2012, Ref. RB(b)(c)	5.50%	07/01/2022	13,410	14,687,168
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019, RB(e)	7.00%	03/01/2039	9,600	9,747,072
Series 2019, RB(e)(i)	9.00%	03/01/2039	1,200	1,346,700
Celina (City of), TX;
Series 2015, RB	5.38%	09/01/2028	500	515,000
Series 2015, RB	5.50%	09/01/2032	250	257,500
Series 2015, RB	5.88%	09/01/2040	1,000	1,030,000
Central Texas Regional Mobility Authority;
Series 2011, RB(b)(c)	6.75%	01/01/2021	17,500	17,874,325
Series 2020 B, Ref. RB	5.00%	01/01/2045	2,250	2,787,975
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, RB(b)(c)	5.75%	08/15/2021	1,130	1,188,319
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015, RB	5.75%	08/15/2038	1,000	1,125,680
Series 2015, RB	5.75%	08/15/2045	8,000	8,919,600
Series 2018 D, RB	5.75%	08/15/2033	6,190	7,038,154
Series 2018 D, RB	6.00%	08/15/2038	14,250	16,203,675
Series 2018 D, RB	6.13%	08/15/2048	27,500	31,089,575
Grand Parkway Transportation Corp.;
Series 2013 B, RB(b)(c)(d)	5.25%	10/01/2023	24,405	28,130,911
Series 2013 B, RB(g)	5.85%	10/01/2048	17,000	19,330,530
Grand Prairie Housing Finance Corp.;
Series 2003, RB(f)	7.50%	01/01/2034	610	48,800
Series 2003, RB	7.75%	01/01/2034	6,640	6,547,505
Series 2003, RB(f)(k)(r)	7.75%	01/01/2034	3,595	287,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2040	$5,350	$5,646,283
Series 2015, Ref. RB	5.00%	12/01/2045	9,230	9,563,112
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(n)	0.01%	11/01/2041	27,300	27,300,000
Hopkins (County of), TX Hospital District;
Series 2008, RB	6.00%	02/15/2033	2,500	2,507,525
Series 2008, RB	6.00%	02/15/2038	5,155	5,169,176
Houston (City of), TX; Series 2011 A, Ref. RB(b)(c)(d)	5.25%	11/15/2020	18,360	18,545,069
Houston (City of), TX (Continental Airlines, Inc.); Series 2011 A, Ref. RB(e)	6.63%	07/15/2038	16,000	16,286,400
Houston (City of), TX (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(e)	5.00%	07/01/2029	26,355	27,314,058
Houston (City of), TX (United Airlines, Inc.); Series 2020 C, Ref. RB(e)	5.00%	07/15/2027	6,775	7,049,184
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(e)	4.75%	07/01/2024	1,500	1,534,755
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB(b)(c)	6.88%	05/15/2021	790	826,782
Series 2011, RB(b)(c)	6.50%	05/15/2021	500	521,865
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015, RB(i)	5.60%	08/15/2045	4,420	4,672,780
Leander Independent School District;
Series 2014 C, GO Bonds (CEP - Texas Permanent School Fund)(b)(c)(j)	0.00%	08/15/2024	71,355	18,878,392
Series 2014 D, Ref. GO Bonds(b)(c)(j)	0.00%	08/15/2024	425	224,757
Series 2014 D, Ref. GO Bonds (CEP - Texas Permanent School Fund)(j)	0.00%	08/15/2037	3,645	1,877,977
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil); Series 2001 A, Ref. VRD RB(n)	0.03%	11/01/2029	30,395	30,395,000
Mclendon-Chisholm (City of), TX (Sonoma Public Improvement Distribution Phase);
Series 2015, RB	5.13%	09/15/2028	450	464,297
Series 2015, RB	5.38%	09/15/2035	400	412,744
Series 2015, RB	5.50%	09/15/2040	765	789,404
Mission Economic Development Corp. (CarbonLite Recycling LLC); Series 2016, RB(e)(i)	6.50%	12/01/2033	10,220	9,619,575
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(i)	4.63%	10/01/2031	21,150	22,406,733
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook);
Series 2017 C, RB	5.00%	07/01/2037	1,670	1,199,010
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2046	18,395	17,473,227
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2016 A, Ref. RB(i)	5.00%	08/15/2036	2,500	2,517,275
Series 2017 A, RB(i)	5.00%	08/15/2037	2,000	2,012,880
Series 2017 A, RB(i)	5.13%	08/15/2047	2,085	2,095,050
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	7,250	6,897,722
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	6,790	7,275,349
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries);
Series 2013, RB	6.50%	01/01/2043	4,325	4,544,321
Series 2013, RB	6.50%	01/01/2048	5,675	5,952,507
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	1,365	1,170,815
Series 2016 A, RB	5.50%	11/15/2046	2,975	2,411,981
Series 2016 A, RB	5.50%	11/15/2052	2,350	1,849,333
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	1,000	1,011,890
Series 2018, Ref. RB	5.25%	10/01/2049	7,940	8,043,935
Newark High Education Finance Corp. (A+ Charter Schools, Inc.);
Series 2015 A, RB(i)	5.50%	08/15/2035	845	947,972
Series 2015 A, RB(i)	5.75%	08/15/2045	2,015	2,243,803
North Texas Education Finance Corp. (Uplift Education); Series 2012 A, RB(b)(c)	5.25%	06/01/2022	2,100	2,270,226
North Texas Tollway Authority; Series 2011 B, RB(b)(c)(j)	0.00%	09/01/2031	15,500	8,739,830
Northwest Independent School District; Series 2020-XL0138, Ctfs. (CEP - Texas Permanent School Fund)(d)	4.00%	02/15/2045	10,500	12,662,265
Port Beaumont Navigation District (Jefferson Gulf Coast); Series 2020, Ref. RB(e)(i)	4.00%	01/01/2050	6,125	6,136,821
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB	7.50%	11/15/2034	2,350	2,532,172
Series 2014 A, RB	7.75%	11/15/2044	5,100	5,467,557
Series 2014 A, RB	8.00%	11/15/2049	5,000	5,392,850

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB(e)(f)(k)	8.00%	07/01/2038	$37,110	$9,277,500
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2045	5,800	6,104,906
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB(f)	5.63%	11/15/2027	1,500	975,000
Series 2007, RB(f)	5.75%	11/16/2037	2,500	1,625,000
Series 2014, RB(f)	5.63%	11/15/2041	3,250	2,112,500
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.63%	11/15/2037	1,745	1,903,603
Series 2017, RB	6.75%	11/15/2047	13,125	14,177,887
Series 2017, RB	6.75%	11/15/2052	1,965	2,121,493
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	1,015	811,665
Series 2007, RB	5.75%	02/15/2029	1,600	1,278,000
Series 2009 A, RB	8.00%	02/15/2038	12,350	9,855,794
Series 2017 A, RB	6.38%	02/15/2048	25,720	20,506,813
Series 2017 A, RB	6.38%	02/15/2052	25,055	19,974,097
Series 2017, RB	6.38%	02/15/2041	8,755	6,982,988
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2018 A, RN(i)	10.00%	03/15/2023	4,250	5,191,418
Series 2020, Ref. RB	6.63%	11/15/2041	3,000	3,009,540
Series 2020, Ref. RB	6.75%	11/15/2051	5,000	5,013,950
Series 2020, Ref. RB	6.88%	11/15/2055	5,000	5,015,650
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.-Mirador);
Series 2017 A, RB(f)	4.13%	11/15/2038	1,764	176
Series 2017 A, RB(f)	4.38%	11/15/2049	592	59
Series 2017 A, RB(f)	4.63%	11/15/2049	3,106	311
Series 2017 A, RB(f)	4.88%	11/15/2055	6,957	696
Series 2017 A, RB(f)	5.00%	11/15/2059	12,920	1,292
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way);
Series 2020, RB	5.75%	12/01/2054	15,675	15,374,681
Texas (State of) Transportation Commission;
Series 2019, RB(j)	0.00%	08/01/2051	6,000	1,472,220
Series 2019, RB(j)	0.00%	08/01/2052	6,000	1,389,840
Series 2019, RB(j)	0.00%	08/01/2053	1,000	219,080
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, RB	5.00%	12/15/2031	10,000	10,670,800
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(e)	5.00%	12/31/2055	12,135	12,729,372
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, RB	7.00%	06/30/2040	25,575	25,698,527
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC);
Series 2013, RB(e)	6.75%	06/30/2043	17,450	19,904,342
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(e)	7.00%	12/31/2038	4,000	4,597,920
Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School); Series 2010 A, RB	5.80%	08/15/2040	1,000	1,001,520
Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education);
Series 2004 A, RB	7.00%	12/01/2034	2,975	2,982,140
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	4,185	4,232,165
Travis County Health Facilities Development Corp. (Westminster Manor);
Series 2010, RB(b)(c)	7.00%	11/01/2020	2,005	2,026,814
Series 2010, RB	7.00%	11/01/2030	135	135,945
				724,167,178

Utah-0.54%
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB	4.50%	08/01/2040	1,205	1,209,651
Series 2020 A, RB	5.00%	08/01/2050	6,500	6,524,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
Salt Lake City Corp. Airport Revenue;
Series 2018 A, RB(d)(e)	5.00%	07/01/2043	$14,750	$17,582,590
Series 2018 A, RB(d)(e)	5.00%	07/01/2048	11,250	13,327,875
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(i)	5.00%	06/15/2050	2,000	2,065,920
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy);
Series 2010 A, RB	5.38%	07/15/2030	1,650	1,651,864
Series 2010 A, RB	5.63%	07/15/2040	1,710	1,711,351
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy);
Series 2010, RB	6.25%	07/15/2030	1,250	1,253,600
Series 2010, RB	6.38%	07/15/2040	2,500	2,506,800
Utah (State of) Charter School Finance Authority (Renaissance Academy); Series 2020, Ref. RB(i)	5.00%	06/15/2055	2,080	2,154,776
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB(b)	5.60%	07/15/2022	250	267,625
Series 2012, RB(b)(c)	6.30%	07/15/2022	850	943,815
Series 2012, RB(b)(c)	6.55%	07/15/2022	2,000	2,228,440
				53,428,682

Virgin Islands-0.48%
Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/2037	4,600	4,602,346
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Sr. Lien Capital);
Series 2009 A-1, RB	5.00%	10/01/2029	3,620	3,562,840
Series 2009 A-1, RB	5.00%	10/01/2039	12,910	12,603,517
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025	5,950	5,894,010
Series 2010 A, RB	5.00%	10/01/2025	12,575	12,456,669
Series 2010 A, RB	5.00%	10/01/2029	2,500	2,460,525
Series 2012 A, RB	5.00%	10/01/2032	5,730	5,585,318
				47,165,225

Virginia-0.99%
Ballston Quarter Communities Development Authority;
Series 2016 A, RB	5.38%	03/01/2036	1,635	1,477,746
Series 2016 A, RB	5.50%	03/01/2046	10,000	8,640,600
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2019 A, RB	5.00%	01/01/2049	2,500	2,574,025
Series 2019 A, RB	5.25%	01/01/2054	2,000	2,083,780
Roanoke (City of), VA Economic Development Authority (Richfield Living);
Series 2020, RB	5.00%	09/01/2040	1,645	1,655,298
Series 2020, RB	5.13%	09/01/2055	1,210	1,208,984
Tobacco Settlement Financing Corp.;
Series 2007 B-1, RB	5.00%	06/01/2047	21,035	21,139,123
Series 2007 B-2, RB	5.20%	06/01/2046	3,000	3,023,400
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, RB(e)	5.50%	01/01/2042	20,775	21,801,701
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, RB(e)	5.00%	01/01/2040	21,155	21,944,081
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(e)	5.00%	12/31/2056	2,150	2,419,266
Virginia Beach Development Authority (Westminster-Canterbury);
Series 2018, Ref. RB	5.00%	09/01/2040	1,750	1,936,620
Series 2018, Ref. RB	5.00%	09/01/2044	2,215	2,438,161
Series 2018, Ref. RB	4.00%	09/01/2048	4,390	4,569,946
				96,912,731

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-1.65%
King (County of), WA Public Hospital District No. 4;
Series 2015 A, RB	5.75%	12/01/2030	$3,000	$3,304,920
Series 2015 A, RB	6.00%	12/01/2035	2,685	2,937,873
Series 2015 A, RB	6.25%	12/01/2045	6,465	7,030,623
King (County of), WA Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2011, Ref. GO Bonds	6.75%	12/01/2031	500	513,515
Series 2011, Ref. GO Bonds	7.00%	12/01/2040	4,000	4,097,400
King (County of), WA Sewer Revenue; Series 2011 B, Ref. RB(d)	5.00%	01/01/2034	38,540	39,145,656
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(e)	5.00%	04/01/2030	19,500	20,047,950
Washington (State of);
Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	3,500	4,517,345
Series 2021 A, Ref. GO Bonds	5.00%	06/01/2041	3,500	4,509,715
Washington (State of) Convention Center Public Facilities District; Series 2018, RB(d)(l)	5.00%	07/01/2048	27,000	30,127,140
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(i)	5.00%	07/01/2036	1,460	1,527,452
Series 2016 A, Ref. RB(i)	5.00%	07/01/2046	1,700	1,750,966
Series 2016 A, Ref. RB(i)	5.00%	07/01/2051	9,650	9,914,410
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(i)	7.00%	07/01/2045	2,150	2,317,034
Series 2015 A, RB(i)	7.00%	07/01/2050	1,500	1,609,920
Series 2015 B-1, RB(i)	5.50%	01/01/2024	1,300	1,300,949
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.);
Series 2016 A, Ref. RB(i)	5.00%	01/01/2031	1,500	1,571,115
Series 2016 A, Ref. RB(i)	5.00%	01/01/2046	6,950	7,013,314
Washington (State of) Housing Finance Commission (Transforming Age); Series 2019 A, RB(i)	5.00%	01/01/2055	4,000	4,019,560
Washington (State of) Housing Finance Commission (Wesley Homes at Lea Hill);
Series 2016, Ref. RB(i)	5.00%	07/01/2041	2,000	2,026,100
Series 2016, Ref. RB(i)	5.00%	07/01/2046	1,000	1,006,970
Washington State Convention Center Public Facilities District; Series 2020, RB(d)(l)	5.00%	07/01/2043	10,970	12,052,520
				162,342,447

West Virginia-0.66%
Harrison (County of), WV Commission (Charles Pointe No. 2);
Series 2008 A, Ref. RB	7.00%	06/01/2035	3,340	3,121,531
Series 2013, Ref. RB (Acquired 02/15/2008; Cost $988,497)(f)(i)	7.00%	06/01/2035	1,000	500,000
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(i)	5.75%	06/01/2042	13,750	14,740,000
Series 2019 B, Ref. RB(i)	7.50%	06/01/2042	6,140	6,443,684
Kanawha (County of), WV (The West Virginia State University Foundation); Series 2013, RB	6.75%	07/01/2045	5,650	5,821,816
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(i)	5.75%	06/01/2043	6,000	6,296,520
Series 2020, Ref. RB(i)	7.50%	06/01/2043	13,205	13,616,996
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(e)(i)	7.25%	02/01/2036	10,965	9,990,431
Series 2018, RB(e)(i)	8.75%	02/01/2036	4,500	4,549,725
				65,080,703

Wisconsin-4.97%
Public Finance Authority; Series 2020 A, RB(i)	5.25%	03/01/2045	5,000	5,322,350
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(i)	6.25%	08/01/2027	11,000	9,719,600
Series 2017, RB(i)	6.75%	08/01/2031	20,590	17,729,843
Series 2017, RB(i)	6.50%	12/01/2037	25,000	21,666,750
Series 2017, RB(i)	6.75%	12/01/2042	12,270	10,583,734
Public Finance Authority (Coral Academy of Science Reno); Series 2019, Ref. RB(i)	5.00%	06/01/2050	1,250	1,280,825
Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(i)	5.75%	10/01/2053	5,000	5,469,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.);
Series 2019 A, RB	5.50%	12/01/2038	$4,117	$4,075,029
Series 2019 A, RB	5.75%	12/01/2048	6,863	6,379,061
Public Finance Authority (KU Campus Development Corp. -Central District Development);
Series 2016, RB(d)	5.00%	03/01/2041	24,000	27,602,400
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(i)	5.25%	06/15/2049	5,775	6,092,336
Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017, Ref.RB(e)(i)	7.13%	06/01/2041	15,375	16,031,359
Public Finance Authority (Minnesota College of Osteopathic Medicine); Series 2019 A-1, RB(f)(i)	5.50%	12/01/2048	76	38,039
Public Finance Authority (Southminster);
Series 2018, RB(i)	5.00%	10/01/2043	500	510,645
Series 2018, RB(i)	5.00%	10/01/2048	7,700	7,822,430
Series 2018, RB(i)	5.00%	10/01/2053	3,000	3,037,680
Public Finance Authority (WhiteStone); Series 2017, Ref. RB(i)	5.00%	03/01/2052	2,300	2,375,440
Superior (City of), WI (Superior Water, Light & Power Co.); Series 2007 B, RB(e)	5.75%	11/01/2037	4,000	4,016,560
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,190	3,014,518
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2027	2,000	2,012,680
Series 2017, Ref. RB	5.00%	08/01/2037	5,770	5,528,237
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group);
Series 2016 A, Ref. RB(d)	5.00%	11/15/2039	38,800	45,974,508
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2037	860	883,839
Series 2017, Ref. RB	5.00%	06/01/2041	955	970,872
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	1,950	2,062,983
Series 2019, Ref. RB	5.00%	11/01/2046	10,050	10,484,763
Series 2019, Ref. RB	5.00%	11/01/2054	1,650	1,705,027
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.);
Series 2014, RB	5.75%	05/01/2039	4,260	4,347,671
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.); Series 2019, Ref. RB	4.00%	12/15/2049	5,000	5,656,250
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center);
Series 2017 A, RB(i)	6.25%	10/01/2031	2,475	2,834,865
Series 2017 A, RB(i)	6.85%	10/01/2047	20,735	23,392,398
Series 2017 A, RB(i)	7.00%	10/01/2047	1,250	1,418,963
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(i)	7.00%	12/01/2050	21,000	18,255,930
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(i)	5.13%	06/01/2048	11,000	11,733,810
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center);
Series 2017 A, RB(i)	5.75%	11/01/2024	1,440	1,489,421
Series 2017 A, RB(i)	6.25%	11/01/2028	2,525	2,717,405
Series 2017 A, RB(i)	6.85%	11/01/2046	31,015	32,929,866
Series 2017 B, RB(f)(i)	8.50%	11/01/2046	8,000	6,000,000
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2018 A, RB(i)	6.13%	02/01/2048	5,535	5,623,615
Series 2020 A, RB(i)	6.13%	02/01/2050	3,305	3,357,913
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch);
Series 2011 A, RB(i)	7.75%	06/01/2028	7,980	8,396,317
Series 2011 A, RB(i)	8.00%	06/01/2035	10,150	10,676,988
Series 2011 A, RB(i)	8.25%	06/01/2046	4,000	4,207,320
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center);
Series 2018 A-1, RB(i)	6.25%	01/01/2038	11,000	9,183,240
Series 2018 A-1, RB(i)	6.38%	01/01/2048	16,520	13,459,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst);
Series 2017 A, Ref. RB(i)	5.25%	05/15/2037	$1,000	$1,065,200
Series 2017 A, Ref. RB(i)	5.25%	05/15/2042	1,230	1,301,746
Series 2017 A, Ref. RB(i)	5.25%	05/15/2047	1,225	1,289,153
Series 2017 A, Ref. RB(i)	5.25%	05/15/2052	3,300	3,463,020
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(e)	7.25%	06/01/2035	6,965	7,378,651
Wisconsin (State of) Public Finance Authority (Penick Village Obligated Group);
Series 2019, Ref. RB(i)	4.00%	09/01/2029	580	570,529
Series 2019, Ref. RB(i)	5.00%	09/01/2049	1,450	1,453,117
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	17,025	18,910,689
Series 2018 A, RB	5.35%	12/01/2045	26,000	28,713,100
Wisconsin (State of) Public Finance Authority (Rose Villa); Series 2014 A, RB(i)	6.00%	11/15/2049	2,500	2,692,500
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.75%	04/01/2042	6,340	6,518,851
Series 2015, Ref. RB	5.88%	04/01/2045	6,400	6,900,224
Wisconsin (State of) Public Finance Authority (Voyager Foundation, Inc.);
Series 2012 A, RB(b)	5.50%	10/01/2022	305	321,687
Series 2012 A, RB(b)(c)	6.00%	10/01/2022	1,475	1,644,654
Series 2012 A, RB(b)(c)	6.20%	10/01/2022	1,300	1,454,908
Wisconsin (State of) Public Finance Authority (Wittenberg University);
Series 2016, RB(i)	5.00%	12/01/2031	7,830	8,110,940
Series 2016, RB(i)	5.25%	12/01/2039	8,685	8,899,780
				488,761,219

Wyoming-0.06%
West Park Hospital District (West Park Hospital);
Series 2011 A, RB	7.00%	06/01/2040	4,890	5,067,458
Series 2011, Ref. RB	7.00%	06/01/2035	1,085	1,126,046
				6,193,504
Total Municipal Obligations (Cost $10,504,496,057)				11,010,179,625

U.S. Dollar Denominated Bonds & Notes-0.00%
Texas-0.00%
Sears Tyler Methodist Retirement Corp.
(Cost $0)	2.00%	02/25/2048	135	0
TOTAL INVESTMENTS IN SECURITIES(s)-112.07% (Cost $10,504,496,057)				11,010,179,625
FLOATING RATE NOTE OBLIGATIONS-(13.58)%
Notes with interest and fee rates ranging from 0.52% to 1.16% at 08/31/2020 and contractual maturities of collateral ranging from 11/01/2023 to 10/15/2057 (See Note 1K)(t)				(1,334,435,000)
OTHER ASSETS LESS LIABILITIES-1.51%				148,994,553
NET ASSETS -100.00%				$9,824,739,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                      Invesco High Yield Municipal Fund

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
Sr.	– Senior
UCR	– University of California Riverside
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(e)	Security subject to the alternative minimum tax.
(f)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2020 was $438,089,199, which represented 4.46% of the Fund’s Net Assets.

(g)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $1,540,955,441, which represented 15.68% of the Fund’s Net Assets.

(j)	Zero coupon bond issued at a discount.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(l)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $220,125,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(o)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(p)	Security subject to crossover refunding.
(q)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(r)	Restructured security not accruing interest income. The aggregate value of these securities at August 31, 2020 was $287,600, which represented less than 1% of the Fund’s Net Assets.
(s)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(t)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2020. At August 31, 2020, the Fund’s investments with a value of $2,133,397,235 are held by TOB Trusts and serve as collateral for the $1,334,435,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	1,772	December-2020	$(246,751,000)	$(156,037)	$(156,037)

(a)	Futures contracts collateralized by $3,550,000 cash held with Goldman Sachs & Co. LLC., the futures commission merchant.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                      Invesco High Yield Municipal Fund

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2020

Revenue Bonds	83.6%

General Obligation Bonds	10.7
Pre-Refunded Bonds	4.9

Other	0.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43                      Invesco High Yield Municipal Fund

Statement of Assets and Liabilities

August 31, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $10,504,496,057)	$11,010,179,625
Deposits with brokers:
Cash collateral – exchange-traded futures contracts	3,550,000
Receivable for:
Investments sold	29,515,751
Fund shares sold	6,219,135
Interest	145,141,107
Investments matured, at value (Cost $72,422,862)	62,718,052
Investment for trustee deferred compensation and retirement plans	703,827
Other assets	182,961
Total assets	11,258,210,458

Liabilities:
Floating rate note obligations	1,334,435,000
Other investments:
Variation margin payable - futures contracts	276,875
Payable for:
Investments purchased	70,622,350
Dividends	16,612,902
Fund shares reacquired	6,644,540
Amount due custodian	1,782,238
Accrued fees to affiliates	2,207,293
Accrued trustees’ and officers’ fees and benefits	17,453
Accrued other operating expenses	99,900
Trustee deferred compensation and retirement plans	772,729
Total liabilities	1,433,471,280
Net assets applicable to shares outstanding	$9,824,739,178

Net assets consist of:
Shares of beneficial interest	$9,999,049,197
Distributable earnings (loss)	(174,310,019)
$9,824,739,178

Net Assets:
Class A	$6,129,733,170
Class C	$681,188,495
Class Y	$2,428,301,091
Class R5	$154,345
Class R6	$585,362,077

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	622,761,555
Class C	69,424,479
Class Y	246,275,071
Class R5	15,696
Class R6	59,560,007
Class A:
Net asset value per share	$9.84
Maximum offering price per share
(Net asset value of $9.84 ÷ 95.75%)	$10.28
Class C:
Net asset value and offering price per share	$9.81
Class Y:
Net asset value and offering price per share	$9.86
Class R5:
Net asset value and offering price per share	$9.83
Class R6:
Net asset value and offering price per share	$9.83

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44                      Invesco High Yield Municipal Fund

Statement of Operations

For the six months ended August 31, 2020

(Unaudited)

Investment income:
Interest	$265,819,420

Expenses:
Advisory fees	24,326,257
Administrative services fees	745,326
Custodian fees	55,510
Distribution fees:
Class A	7,331,890
Class C	3,697,876
Interest, facilities and maintenance fees	10,308,452
Transfer agent fees – A, C and Y	3,309,685
Transfer agent fees – R5	68
Transfer agent fees – R6	39,107
Trustees’ and officers’ fees and benefits	52,194
Registration and filing fees	184,686
Reports to shareholders	202,354
Professional services fees	101,558
Other	24,680
Total expenses	50,379,643
Less: Expense offset arrangement(s)	(571)
Net expenses	50,379,072
Net investment income	215,440,348

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains (losses) from securities sold to affiliates of $(615,677))	(175,765,048)
Futures contracts	(8,054,698)
(183,819,746)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(734,138,004)
Futures contracts	(156,037)
(734,294,041)
Net realized and unrealized gain (loss)	(918,113,787)
Net increase (decrease) in net assets resulting from operations	$(702,673,439)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45                      Invesco High Yield Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2020 and the year ended February 29, 2020

(Unaudited)

	August 31, 2020	February 29, 2020
Operations:
Net investment income	$215,440,348	$442,487,638
Net realized gain (loss)	(183,819,746)	(32,860,796)
Change in net unrealized appreciation (depreciation)	(734,294,041)	874,097,507
Net increase (decrease) in net assets resulting from operations	(702,673,439)	1,283,724,349

Distributions to shareholders from distributable earnings:
Class A	(134,879,087)	(267,822,828)
Class C	(15,234,750)	(33,553,492)
Class Y	(59,115,228)	(134,282,733)
Class R5	(3,678)	(8,264)
Class R6	(13,589,365)	(23,229,171)
Total distributions from distributable earnings	(222,822,108)	(458,896,488)

Share transactions–net:
Class A	(12,538,177)	616,372,933
Class C	(190,169,855)	15,162,005
Class Y	(583,152,997)	503,432,404
Class R5	(21,345)	(42,243)
Class R6	(12,222,473)	221,009,295
Net increase (decrease) in net assets resulting from share transactions	(798,104,847)	1,355,934,394
Net increase (decrease) in net assets	(1,723,600,394)	2,180,762,255

Net assets:
Beginning of period	11,548,339,572	9,367,577,317
End of period	$9,824,739,178	$11,548,339,572

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46                      Invesco High Yield Municipal Fund

Statement of Cash Flows

For the six months ended August 31, 2020

(Unaudited)

Cash provided by operating activities:

Net increase (decrease) in net assets resulting from operations	$(702,673,439)

Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(1,963,911,484)
Proceeds from sales of investments	2,957,571,610
Purchases of short-term investments, net	(91,876,810)
Amortization of premium on investment securities	11,055,124
Accretion of discount on investment securities	(35,486,006)
Decrease in receivables and other assets	4,119,014
Decrease in accrued expenses and other payables	(1,382,931)
Increase in variation margin - futures contracts	276,875
Net realized loss from investment securities	175,765,048
Net change in unrealized depreciation on investment securities	734,138,004
Increase in cash collateral – exchange-traded futures contracts	(3,550,000)
Net cash provided by operating activities	1,084,045,005

Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(100,957,394)
Increase in payable for amount due custodian	1,782,238
Proceeds from shares of beneficial interest sold	1,268,980,591
Proceeds of TOB Trusts	137,685,000
Repayments of TOB Trusts	(210,535,000)
Disbursements from shares of beneficial interest reacquired	(2,194,260,123)
Net cash provided by (used in) financing activities	(1,097,304,688)
Net decrease in cash and cash equivalents	(13,259,683)
Cash and cash equivalents at beginning of period	13,259,683
Cash and cash equivalents at end of period	$–

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$122,925,874

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$10,308,452

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47                      Invesco High Yield Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/20	$10.68	$0.22	$(0.84)	$(0.62)	$(0.22)	$9.84	(5.70)%		$6,129,733	1.07	%(d)	1.07	%(d)	0.86	%(d)	4.45	%(d)	17%
Year ended 02/29/20	9.87	0.43	0.83	1.26	(0.45)	10.68	13.00		6,659,123	1.13		1.13		0.86		4.19		10
Year ended 02/28/19	9.93	0.43	(0.02)	0.41	(0.47)	9.87	4.17		5,561,342	1.22		1.22		0.86		4.37		24
Year ended 02/28/18	9.87	0.52	0.01	0.53	(0.47)	9.93	5.46		5,360,001	1.06		1.06		0.89		5.17		14
Year ended 02/28/17	10.11	0.50	(0.24)	0.26	(0.50)	9.87	2.53		4,922,389	1.01		1.01		0.87		4.87		17
Year ended 02/29/16	10.06	0.52	0.03	0.55	(0.50)	10.11	5.62		4,838,666	0.93		0.93		0.86		5.22		14
Class C
Six months ended 08/31/20	10.64	0.18	(0.82)	(0.64)	(0.19)	9.81	(5.98	)(e)	681,188	1.76	(d)(e)	1.76	(d)(e)	1.55	(d)(e)	3.76	(d)(e)	17
Year ended 02/29/20	9.84	0.35	0.82	1.17	(0.37)	10.64	12.09		948,191	1.88		1.88		1.61		3.44		10
Year ended 02/28/19	9.89	0.36	(0.02)	0.34	(0.39)	9.84	3.52		860,988	1.97		1.97		1.61		3.62		24
Year ended 02/28/18	9.84	0.45	0.00	0.45	(0.40)	9.89	4.57		1,282,971	1.81		1.81		1.64		4.42		14
Year ended 02/28/17	10.07	0.42	(0.23)	0.19	(0.42)	9.84	1.86		1,175,513	1.76		1.76		1.62		4.12		17
Year ended 02/29/16	10.03	0.45	0.02	0.47	(0.43)	10.07	4.79	(e)	1,182,368	1.66	(e)	1.66	(e)	1.59	(e)	4.49	(e)	14
Class Y
Six months ended 08/31/20	10.70	0.23	(0.83)	(0.60)	(0.24)	9.86	(5.56)		2,428,301	0.82	(d)	0.82	(d)	0.61	(d)	4.70	(d)	17
Year ended 02/29/20	9.89	0.46	0.82	1.28	(0.47)	10.70	13.25		3,291,052	0.88		0.88		0.61		4.44		10
Year ended 02/28/19	9.94	0.46	(0.02)	0.44	(0.49)	9.89	4.54		2,557,003	0.97		0.97		0.61		4.62		24
Year ended 02/28/18	9.89	0.55	0.00	0.55	(0.50)	9.94	5.61		2,562,437	0.81		0.81		0.64		5.42		14
Year ended 02/28/17	10.12	0.52	(0.22)	0.30	(0.53)	9.89	2.89		1,867,338	0.76		0.76		0.62		5.12		17
Year ended 02/29/16	10.08	0.55	0.01	0.56	(0.52)	10.12	5.78		1,560,105	0.68		0.68		0.61		5.47		14
Class R5
Six months ended 08/31/20	10.67	0.23	(0.84)	(0.61)	(0.23)	9.83	(5.60)		154	0.84	(d)	0.84	(d)	0.62	(d)	4.68	(d)	17
Year ended 02/29/20	9.87	0.46	0.81	1.27	(0.47)	10.67	13.20		189	0.86		0.86		0.59		4.46		10
Year ended 02/28/19	9.92	0.46	(0.02)	0.44	(0.49)	9.87	4.51		215	0.99		0.99		0.63		4.60		24
Year ended 02/28/18	9.86	0.55	0.01	0.56	(0.50)	9.92	5.70		314	0.80		0.80		0.63		5.43		14
Year ended 02/28/17	10.11	0.52	(0.25)	0.27	(0.52)	9.86	2.64		631	0.80		0.80		0.66		5.08		17
Year ended 02/29/16	10.07	0.54	0.02	0.56	(0.52)	10.11	5.77		2,633	0.72		0.72		0.65		5.43		14
Class R6
Six months ended 08/31/20	10.66	0.23	(0.82)	(0.59)	(0.24)	9.83	(5.47)		585,362	0.76	(d)	0.76	(d)	0.55	(d)	4.76	(d)	17
Year ended 02/29/20	9.86	0.46	0.82	1.28	(0.48)	10.66	13.25		649,785	0.81		0.81		0.54		4.51		10
Year ended 02/28/19	9.91	0.46	(0.01)	0.45	(0.50)	9.86	4.59		388,029	0.92		0.92		0.56		4.67		24
Period ended 02/28/18(f)	9.90	0.50	(0.03)	0.47	(0.46)	9.91	4.76		208,446	0.74	(g)	0.74	(g)	0.57	(g)	5.49	(g)	14

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $5,815,010, $780,316, $2,416,977, $151 and $548,725 for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.94% for the six months ended August 31, 2020 and 0.98% for the year ended February 29, 2016.

(f)	Commencement date of April 04, 2017.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48                      Invesco High Yield Municipal Fund

Notes to Financial Statements

August 31, 2020

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco High Yield Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature will change from ten years to eight years. The first conversion of Class C shares to Class A shares would occur at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

Effective as of the open of business on April 6, 2020, the Fund reopened to all investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of

49                      Invesco High Yield Municipal Fund

the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

F.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

I.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

J.

Indemnifications – Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

K.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase

50                      Invesco High Yield Municipal Fund

tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

    Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

    There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

    TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Other Risks – The Fund may invest in lower-quality debt securities, i.e., “junk bonds.” Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

    The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

    There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

    The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

N.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 300 million	0.600%
Next $300 million	0.550%
Over $600 million	0.500%

    For the six months ended August 31, 2020, the effective advisory fee rate incurred by the Fund was 0.50%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver

51                      Invesco High Yield Municipal Fund

agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% of Class C average daily net assets. The fees are accrued daily and paid monthly.

    With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

    For the six months ended August 31, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2020, IDI advised the Fund that IDI retained $332,673 in front-end sales commissions from the sale of Class A shares and $392,464 and $29,582 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of August 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$–	$10,964,258,127	$45,921,498	$11,010,179,625
U.S. Dollar Denominated Bonds & Notes	–	0	–	0
Total Investments in Securities	–	10,964,258,127	45,921,498	11,010,179,625

Other Investments - Assets*
Investments Matured	–	62,082,158	635,894	62,718,052

Other Investments - Liabilities*
Futures Contracts	(156,037)	–	–	(156,037)
Total Investments	$(156,037)	$11,026,340,285	$46,557,392	$11,072,741,640

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

52                      Invesco High Yield Municipal Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2020:

Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts – Exchange-Traded	$(156,037)
Derivatives not subject to master netting agreements	156,037
Total Derivative Liabilities subject to master netting agreements	$ -

Effect of Derivative Investments for the six months ended August 31, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(8,054,698)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(156,037)
Total	$(8,210,735)

    The table below summarizes the average notional value of derivatives held during the period.

Futures Contracts
Average notional value	$351,376,417

NOTE 5–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2020, the Fund engaged in securities purchases of $69,771,796 and securities sales of $89,932,875, which resulted in net realized gains (losses) of $(615,677).

NOTE 6–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $571.

NOTE 7–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8–Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

    Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2020 were $1,273,480,286 and 1.58%, respectively.

NOTE 9–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

53                      Invesco High Yield Municipal Fund

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of February 29, 2020, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$189,979,501	$306,944,137	$496,923,638

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2020 was $1,845,874,825 and $2,948,465,419, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$929,592,466
Aggregate unrealized (depreciation) of investments	(435,135,404)
Net unrealized appreciation of investments	$494,457,062

    Cost of investments for tax purposes is $10,578,284,578.

NOTE 11–Share Information

	Summary of Share Activity
	Six months ended August 31, 2020(a)		Year ended February 29, 2020
	Shares	Amount	Shares	Amount
Sold:
Class A	66,106,533	$629,722,583	96,512,533	$988,544,405
Class C	5,845,999	55,401,247	24,104,492	245,772,767
Class Y	44,410,603	427,032,660	93,431,909	958,925,579
Class R5	-	-	12,132	125,152
Class R6	15,355,192	147,127,236	30,089,291	308,444,082

Issued as reinvestment of dividends:
Class A	7,492,837	71,793,788	13,941,849	143,628,728
Class C	1,008,520	9,619,996	2,030,791	20,846,496
Class Y	3,335,987	32,009,463	7,259,921	74,951,154
Class R5	329	3,152	423	4,372
Class R6	992,685	9,499,475	1,642,756	16,918,720

Automatic conversion of Class C shares to Class A shares:
Class A	14,105,425	137,540,577	10,470,873	107,660,676
Class C	(14,153,577)	(137,540,577)	(10,509,410)	(107,660,676)

Reacquired:
Class A	(88,466,739)	(851,595,125)	(60,755,184)	(623,460,876)
Class C	(12,374,306)	(117,650,521)	(14,059,613)	(143,796,582)
Class Y	(109,070,978)	(1,042,195,120)	(51,633,591)	(530,444,329)
Class R5	(2,334)	(24,497)	(16,639)	(171,767)
Class R6	(17,721,995)	(168,849,184)	(10,168,516)	(104,353,507)
Net increase (decrease) in share activity	(83,135,819)	$(798,104,847)	132,354,017	$1,355,934,394

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 12–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

    The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

54                      Invesco High Yield Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (03/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/20)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/20)	Expenses Paid During Period[2]
Class A	$1,000.00	$943.00	$5.24	$1,019.81	$5.45	1.07%
Class C	1,000.00	940.20	8.61	1,016.33	8.94	1.76
Class Y	1,000.00	944.40	4.02	1,021.07	4.18	0.82
Class R5	1,000.00	944.00	4.12	1,020.97	4.28	0.84
Class R6	1,000.00	945.30	3.73	1,021.37	3.87	0.76

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

55                      Invesco High Yield Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco High Yield Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco High Yield Municipal Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were in the fourth, fifth and fifth

56                      Invesco High Yield Municipal Fund

quintiles of its expense group, respectively, and discussed with management reasons for such relative actual and contractual management fees and total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

57                      Invesco High Yield Municipal Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	Invesco Distributors, Inc.	VK-HYM-SAR-1

Semiannual Report to Shareholders	August 31, 2020

Invesco Intermediate Term Municipal Income Fund
Nasdaq: A: VKLMX ∎ C: VKLCX ∎ Y: VKLIX ∎ R6: VKLSX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
34	Financial Statements
37	Financial Highlights
38	Notes to Financial Statements
45	Fund Expenses
46	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2	Invesco Intermediate Term Municipal Income Fund

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 2/29/20 to 8/31/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-1.94%
Class C Shares	-2.23
Class Y Shares	-1.81
Class R6 Shares	-1.78
S&P Municipal Bond Index▼ (Broad Market Index)	0.29
S&P Municipal Bond 2-17 Years Investment Grade Index▼ (Style-Specific Index)	0.93
Lipper Intermediate Municipal Debt Funds Index∎ (Peer Group Index)	-0.16

Source(s): ∎RIMES Technologies Corp.; ∎Lipper Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
The S&P Municipal Bond 2-17 Years Investment Grade Index seeks to measure the performance of investment grade US municipals with maturities between two and 17 years.
The Lipper Intermediate Municipal Debt Funds Index is an unmanaged index considered representative of intermediate municipal debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3	Invesco Intermediate Term Municipal Income Fund

Average Annual Total Returns
As of 8/31/20, including maximum applicable sales charges

Class A Shares
Inception (5/28/93)	4.41%
10 Years	3.05
5 Years	2.61
1 Year	-1.62

Class C Shares
Inception (10/19/93)	4.00%
10 Years	2.55
5 Years	2.36
1 Year	-0.79

Class Y Shares
Inception (8/12/05)	4.02%
10 Years	3.57
5 Years	3.38
1 Year	1.12

Class R6 Shares
10 Years	3.40%
5 Years	3.31
1 Year	1.24

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, VanKampen Intermediate Term Municipal Income Fund, advised by VanKampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco VanKampen Intermediate Term Municipal Income Fund (renamed Invesco Intermediate Term Municipal Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 2.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4	Invesco Intermediate Term Municipal Income Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5	Invesco Intermediate Term Municipal Income Fund

Schedule of Investments

August 31, 2020

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.58%
Alabama–1.96%
Alabama (State of) Port Authority; Series 2017 A, Ref. RB (INS - AGM)(a)(b)	5.00%	10/01/2033	$3,500	$ 4,258,205
Alabaster (City of), AL Board of Education; Series 2014 A, GO Wts. (INS - AGM)(b)	5.00%	09/01/2025	1,500	1,751,025
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 B, RB	5.00%	07/01/2035	2,345	2,357,335
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	90	92,435
Series 2016, RB	5.50%	06/01/2030	2,000	2,086,780
Health Care Authority for Baptist Health; Series 2006 D, RB	5.00%	11/15/2021	230	230,766
Lee (County of), AL Public Building Authority (DHR Building); Series 2006, Revenue Ctfs. (INS - SGI)(b)	4.38%	09/01/2025	10	10,033
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2034	5,000	6,708,400
Pell City (City of), AL Special Care Facilities Financing Authority (Noland Health Services, Inc.);
Series 2012, RB	5.00%	12/01/2021	2,250	2,378,633
Series 2016 A, RB	5.00%	12/01/2031	4,850	5,065,097
Selma (City of), AL Industrial Development Board (International Paper Co.); Series 2019, Ref. RB(c)	2.00%	10/01/2024	1,500	1,566,570
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.90%)(c)(d)	1.96%	04/01/2024	4,875	4,870,125
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(c)(d)	1.80%	04/01/2024	1,625	1,616,615
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	4.50%	05/01/2032	3,500	3,839,010
UAB Medicine Finance Authority; Series 2019, RB	5.00%	09/01/2031	550	710,650
				37,541,679

Arizona–3.24%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2032	3,400	3,869,880
Arizona (State of) Industrial Development Authority; Series 2019 A-2, RB	3.63%	05/20/2033	1,972	2,059,102
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2019, RB(e)	5.00%	07/01/2039	1,000	1,056,950
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. RB(e)	5.00%	07/01/2037	630	680,979
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2035	2,600	2,509,520
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(e)	5.75%	07/15/2038	1,810	2,007,091
Glendale (City of), AZ; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	1,000	1,209,190
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2028	2,105	2,282,746
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2038	1,200	1,345,848
Maricopa County Pollution Control Corp. (Southern California Edison Co.);
Series 2000 A, Ref. PCR	5.00%	06/01/2035	3,025	3,033,924
Series 2000 B, Ref. RB	5.00%	06/01/2035	3,000	3,008,850
Navajo (Nation of); Series 2015 A, Ref. RB(e)	5.50%	12/01/2030	725	804,184
Northern Arizona University; Series 2015, Ref. RB (INS - BAM)(b)	5.00%	06/01/2032	250	290,847
Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB	5.00%	11/15/2024	2,025	1,989,522
Series 2014, Ref. RB	5.25%	11/15/2029	2,105	2,024,589
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016, Ref. RB	5.00%	07/01/2036	1,000	1,091,420
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(e)	5.75%	07/01/2024	825	892,477
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2027	3,000	3,162,750
Phoenix Civic Improvement Corp.; Series 2019 A, RB	5.00%	07/01/2033	3,500	4,137,490
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(e)	5.38%	06/15/2035	1,360	1,417,161
Series 2017, RB(e)	4.75%	06/15/2037	4,500	4,508,865
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	6.00%	05/01/2024	325	344,614

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.00%	09/01/2026	$45	$ 46,746
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	5.00%	07/01/2033	2,245	2,290,282
Salt River Project Agricultural Improvement & Power District; Series 2016 A, Ref. RB	5.00%	01/01/2034	5,500	6,817,910
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(e)	5.50%	10/01/2027	900	943,947
Series 2017 B, RB(e)	4.00%	10/01/2023	460	459,066
University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(b)	4.50%	06/01/2031	20	20,062
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds(e)	5.00%	07/15/2021	485	490,282
Series 2013 A, Ref. GO Bonds(e)	5.00%	07/15/2022	570	581,275
Series 2013 A, Ref. GO Bonds(e)	5.00%	07/15/2023	825	847,341
Series 2013 B, GO Bonds(e)	5.00%	07/15/2023	285	292,718
Westpark Community Facility District; Series 2016, Ref. GO Bonds	5.00%	07/15/2032	2,000	2,257,420
Yavapai (County of), AZ Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. RB	5.25%	10/01/2026	2,000	2,096,400
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2025	1,000	1,155,800
				62,027,248

Arkansas–0.08%
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	1,345	1,544,827

California–8.23%
Adelanto (City of), CA Public Utility Authority;
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2027	175	228,548
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2028	315	407,679
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	300	386,040
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	325	415,786
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2031	310	394,212
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	310	391,074
Atwater (City of), CA; Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	05/01/2033	100	123,122
Bay Area Toll Authority (San Francisco Bay Area); Series 2001 A, RB (SIFMA Municipal Swap Index + 1.25%)(c)(d)	1.33%	04/01/2027	3,000	2,996,250
Beaumont (City of), TX Financing Authority (Improvement Area No. 17A); Series 2013 B, RB	5.00%	09/01/2028	1,000	1,096,810
California (County of), CA Tobacco Securitization Agency;
Series 2020 A, Ref. RB	5.00%	06/01/2032	385	506,968
Series 2020 A, Ref. RB	5.00%	06/01/2033	600	781,830
Series 2020 B-1, Ref. RB	1.75%	06/01/2030	1,000	1,016,200
California (County of), CA Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, RB(f)	0.00%	06/01/2033	3,000	1,443,270
California (State of);
Series 2015, Ref. GO Bonds	5.00%	03/01/2030	5,000	5,993,500
Series 2020, Ref. GO Bonds	4.00%	03/01/2040	5,000	6,007,050
California (State of) County Tobacco Securitization Agency; Series 2014, Ref. RB	4.00%	06/01/2029	2,000	2,008,840
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	2,250	2,252,182
California (State of) Educational Facilities Authority (Chapman University); Series 2011, RB	5.00%	04/01/2025	420	429,920
California (State of) Enterprise Development Authority (Academy for Academic Excellence); Series 2020 A, RB(e)	5.00%	07/01/2040	1,000	1,048,230
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2011 A, RB	5.00%	11/01/2024	500	525,910
California (State of) Housing Finance Agency;
Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	6,930	7,657,432
Series 2019 A-1, RB	4.25%	01/15/2035	1,972	2,223,173
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	875	966,998
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	5,000	5,860,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB(c)(g)	5.00%	01/01/2022	$1,230	$ 1,305,165
Series 2011, RB	5.00%	01/01/2028	270	282,523
California (State of) Municipal Finance Authority (Harbor Regional Center); Series 2015, Ref. RB	5.00%	11/01/2032	1,000	1,189,430
California (State of) Pollution Control Finance Authority; Series 2012, RB(a)(e)	5.00%	07/01/2027	6,695	7,086,390
California (State of) Public Works Board (California Community Colleges); Series 2004 B, RB	5.50%	06/01/2022	125	125,526
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	5.25%	07/01/2023	660	707,157
California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB	4.13%	07/01/2024	320	342,112
California (State of) Statewide Communities Development Authority (Bakersfield Consolidated Reassessment District No. 12-1); Series 2012, RB	5.00%	09/02/2022	100	107,137
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(e)	5.00%	11/01/2032	1,135	1,217,458
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2029	4,300	4,768,141
Series 2018 A, RB(e)	5.25%	12/01/2038	1,000	1,104,340
California (State of) Statewide Communities Development Authority (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2032	1,250	1,408,000
California Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2031	1,070	1,222,389
Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,132,720
California Statewide Communities Development Authority (Baptist University); Series 2017 A, Ref. RB(e)	3.00%	11/01/2022	1,265	1,266,138
Chula Vista (City of), CA Municipal Financing Authority; Series 2015 B, Ref. RB	5.00%	09/01/2026	1,500	1,812,675
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. RB	5.00%	09/01/2021	810	849,212
Series 2013, Ref. RB	5.00%	09/01/2023	1,000	1,142,920
El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.63%	11/01/2025	100	103,892
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development); Series 2012, Ref. RB	5.00%	09/01/2024	495	541,377
Fresno (City of), CA; Series 2010 A-1, RB	5.50%	06/01/2022	1,000	1,004,340
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2021	2,000	2,071,640
Series 2017 A-1, Ref. RB	5.00%	06/01/2027	4,000	4,991,080
Series 2018A-1, Ref. RB	5.00%	06/01/2030	4,000	4,964,080
Indio (City of), CA Community Facilities District No. 2004-3 (Improvement Area No. 1); Series 2015, Ref. RB	5.00%	09/01/2035	955	1,072,857
Irvine (City of), CA (Reassessment District No. 13-1);
Series 2013, RB	5.00%	09/02/2020	450	450,000
Series 2013, RB	5.00%	09/02/2021	375	393,206
Series 2013, RB	5.00%	09/02/2022	710	775,292
Series 2013, RB	5.00%	09/02/2023	500	566,530
Lake Elsinore (City of), CA Public Financing Authority; Series 2015, Ref. RB	5.00%	09/01/2028	2,115	2,451,898
Lancaster (City of), CA Redevelopment Agency Successor Agency (Lancaster Public Capital Improvements); Series 2010, Ref. RB	5.50%	12/01/2028	500	504,480
Lancaster (City of), CA Redevelopment Agency Successor Agency (Redevelopment Areas); Series 2017, Ref. RB (INS - AGM)(b)	4.00%	08/01/2039	3,400	3,746,732
Lodi (City of), CA Public Financing Authority; Series 2012, Ref. RB	5.25%	10/01/2026	500	537,285
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 B, Ref. RB(a)	5.00%	05/15/2029	2,000	2,521,780
Series 2018 D, Ref. RB(a)	5.00%	05/15/2031	3,000	3,811,080
Series 2019 E, RB	5.00%	05/15/2031	905	1,166,210
Los Angeles Unified School District;
Series 2010, GO Bonds	5.25%	07/01/2034	5,000	5,018,850
Series 2020 RYQ, GO Bonds	4.00%	07/01/2038	5,000	6,025,850
Modesto (City of), CA Irrigation District; Series 2015 B, Ref. RB	5.00%	10/01/2028	1,595	1,918,003
Monrovia (City of), CA Redevelopment Agency Successor Agency (Central Redevelopment - Project Area No. 1); Series 2011, RB(c)(g)	6.50%	05/01/2021	100	104,143
Murrieta (City of), CA Public Financing Authority; Series 2012, Ref. RB	5.00%	09/01/2023	1,000	1,083,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Oakland Unified School District (County of Alameda);
Series 2015 A, GO Bonds	5.00%	08/01/2028	$1,000	$ 1,192,060
Series 2015 A, GO Bonds	5.00%	08/01/2029	1,160	1,378,242
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2034	2,000	2,233,320
Palomar Health; Series 2016, Ref. RB	5.00%	11/01/2031	500	586,535
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. RB	5.00%	09/01/2022	575	621,776
Series 2012, Ref. RB	5.00%	09/01/2023	450	486,311
Redwood City (City of), CA (Redwood Shores Community Facilities District No. 99-1 - Shores Transportation Improvement); Series 2012, Ref. RB	5.00%	09/01/2026	495	528,516
Riverside (City of), CA (Riverwalk Assessment District); Series 2011, Ref. RB	5.25%	09/02/2026	400	411,732
Riverside (County of), CA (Community Facilities District No. 04-2); Series 2012, Ref. RB	5.00%	09/01/2028	500	533,135
Riverside (County of), CA Public Financing Authority (County Facilities);
Series 2012, Ref. RB	5.00%	05/01/2025	250	268,973
Series 2012, Ref. RB	5.00%	05/01/2026	250	268,713
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor - Project Area No. 1); Series 2015 A, RB (INS - AGM)(b)	5.00%	10/01/2029	1,375	1,631,424
Riverside (County of), CA Redevelopment Successor Agency (Jurupa Valley Redevelopment); Series 2011 B, RB	5.75%	10/01/2020	100	100,450
San Bernardino (City of), CA Joint Powers Financing Authority; Series 2005 A, Ref. RB (INS - AGM)(b)	5.75%	10/01/2020	350	351,498
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB	6.25%	12/01/2020	1,000	1,010,780
Series 2011, RB	6.50%	12/01/2022	2,620	2,769,104
San Diego (City of), CA Community Facilities District No. 3; Series 2013, Ref. RB	5.00%	09/01/2024	520	578,417
San Diego (City of), CA Public Facilities Financing Authority; Series 2012 A, Ref. RB(c)(g)	5.00%	08/01/2022	250	272,910
San Diego (County of), CA Regional Airport Authority; Series 2013 B, RB(a)	5.00%	07/01/2023	700	780,472
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 C, Ref. RB(a)(c)(g)	5.00%	05/01/2021	2,000	2,062,280
Series 2019 D, Ref. RB	5.00%	05/01/2030	1,800	2,341,242
Series 2019 E, Ref. RB(a)	5.00%	05/01/2035	2,000	2,495,340
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, RB(c)(g)	6.63%	02/01/2021	500	513,110
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. RB	5.00%	08/01/2027	750	801,338
Series 2013 B, RB	5.00%	08/01/2027	405	432,722
San Gorgonio Memorial Health Care District; Series 2013, GO Bonds	5.00%	08/01/2025	1,010	1,012,323
San Jose (City of), CA; Series 2011 A-1, RB(a)	5.25%	03/01/2026	2,000	2,043,060
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(b)	5.50%	08/01/2026	3,195	3,349,542
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center); Series 2012, Ref. RB	5.00%	11/15/2022	520	559,884
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.00%	09/01/2026	990	1,087,990
Series 2013, RB	5.13%	09/01/2027	1,150	1,264,229
South Gate Utility Authority; Series 2012, RB(c)(g)	5.25%	10/01/2022	500	552,285
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	10/01/2028	2,080	2,327,499
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2023	1,000	1,160,760
Westlands Water District;
Series 2012 A, Ref. RB(c)(g)	5.00%	09/01/2022	80	87,482
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	09/01/2026	100	109,537
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	09/01/2027	20	21,891
William S. Hart Union High School District (Community Facilities District No. 2005-1); Series 2015, Ref. RB	5.00%	09/01/2032	1,045	1,169,094
				157,451,188

Colorado–1.94%
Arkansas (State of) River Power Authority;
Series 2006, RB(g)	5.88%	10/01/2021	685	706,084
Series 2018 A, Ref. RB	5.00%	10/01/2032	2,645	3,014,427

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	$360	$ 444,010
Brighton Crossing Metropolitan District No. 4; Series 2017 A, GO Bonds	5.00%	12/01/2037	525	545,312
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. RB(e)	5.00%	12/01/2029	4,000	4,186,200
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	2,475	2,535,266
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A, Ref. RB	4.00%	08/01/2037	4,730	5,348,495
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2019 A, Ref. RB	5.00%	01/01/2034	2,425	3,118,914
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(e)	5.00%	12/01/2025	550	556,006
Series 2015 A, Ref. RB(e)	5.50%	12/01/2030	750	758,093
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, RB	5.00%	01/15/2022	850	850,935
Denver (City & County of), CO;
Series 2012 A, RB(a)	5.00%	11/15/2022	740	808,080
Series 2018 A, Ref. RB(a)	5.00%	12/01/2030	2,000	2,634,680
Series 2018 A-2, RB(f)	0.00%	08/01/2030	800	643,176
Series 2018 A-2, RB(f)	0.00%	08/01/2031	1,000	766,110
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2032	3,000	3,035,880
Denver (State of) Health & Hospital Authority;
Series 2019 A, Ref. RB	4.00%	12/01/2037	1,000	1,076,160
Series 2019 A, Ref. RB	4.00%	12/01/2038	1,250	1,341,000
Interquest South Business Improvement District; Series 2017, GO Bonds	4.50%	12/01/2030	240	242,338
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 A-2, RB	4.13%	12/01/2040	575	577,645
Plaza Metropolitan District No. 1;
Series 2013, Ref. RB(e)	5.00%	12/01/2021	1,045	1,074,114
Series 2013, Ref. RB(e)	5.00%	12/01/2022	1,000	1,045,950
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2031	135	158,306
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2032	160	186,967
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	230	293,804
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2032	250	317,150
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2033	255	321,955
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2034	285	358,678
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2035	100	125,294
				37,071,029

Connecticut–1.64%
Connecticut (State of);
Series 2018 C, GO Bonds	5.00%	06/15/2027	3,000	3,809,520
Series 2019 A, GO Bonds	5.00%	04/15/2034	3,450	4,382,949
Series 2019 A, GO Bonds	5.00%	04/15/2035	1,150	1,455,681
Connecticut (State of) (Transportation Infrastructure); Series 2018, RB	5.00%	01/01/2030	3,500	4,425,925
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB(a)	5.50%	04/01/2021	1,000	1,026,210
Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 A, RB	5.00%	07/01/2033	1,510	1,920,222
Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2030	285	333,966
Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2031	540	626,778
Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2033	600	682,950
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2030	3,000	3,098,850
University of Connecticut;
Series 2016 A, RB	5.00%	03/15/2032	2,940	3,483,459
Series 2017 A, RB	5.00%	01/15/2030	5,000	6,120,350
				31,366,860

District of Columbia–1.12%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2030	2,550	2,495,022

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB(a)	5.00%	10/01/2034	$2,215	$ 2,628,009
Series 2019 A, Ref. RB(a)	5.00%	10/01/2032	1,435	1,825,320
Series 2019 A, Ref. RB(a)	5.00%	10/01/2033	3,000	3,796,470
Series 2020 A, Ref. RB(a)	5.00%	10/01/2032	3,000	3,898,260
Series 2020 A, Ref. RB(a)	5.00%	10/01/2033	3,000	3,876,480
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB(f)	0.00%	10/01/2037	5,000	2,858,100
Series 2010 A, RB (INS - AGM)(b)(f)	0.00%	10/01/2037	40	24,539
				21,402,200

Florida–3.75%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, Ref. RB	5.00%	12/01/2034	2,570	3,261,793
Atlantic Beach (City of), FL (Fleet Landing);
Series 2013 A, Ref. RB	5.00%	11/15/2021	440	455,118
Series 2013 A, Ref. RB	5.00%	11/15/2022	375	397,778
Series 2013 A, Ref. RB	5.00%	11/15/2023	565	613,285
Series 2018 A, RB	5.00%	11/15/2038	1,100	1,197,625
Capital Trust Agency (H-Bay Ministries, Inc.- Superior Residences); Series 2018 B, RB	4.50%	07/01/2038	500	273,975
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(e)	5.00%	07/01/2032	2,545	2,581,572
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(e)	5.00%	12/15/2040	1,220	1,296,762
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(e)	5.00%	10/15/2037	510	532,307
Citizens Property Insurance Corp.; Series 2012 A-1, RB	5.00%	06/01/2022	2,000	2,158,920
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB(e)	7.25%	05/15/2026	1,215	911,250
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology);
Series 2019, RB	5.00%	10/01/2032	840	940,741
Series 2019, RB	5.00%	10/01/2033	1,720	1,913,517
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/2026	2,000	2,095,040
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,922,650
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/2027	1,000	1,049,420
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(e)	6.00%	06/15/2035	1,265	1,406,705
Series 2020 C, Ref. RB(e)	4.00%	09/15/2030	470	488,109
Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	620	652,147
Greater Orlando Aviation Authority; Series 2019 A, RB(a)	5.00%	10/01/2031	4,000	5,097,400
Halifax Hospital Medical Center; Series 2015, Ref. RB	5.00%	06/01/2035	325	366,854
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB	5.25%	04/01/2028	2,500	1,777,050
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(e)	5.00%	07/15/2028	600	629,190
Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(e)	5.38%	12/01/2032	1,000	1,014,590
Manatee (County of), FL School District;
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2029	1,000	1,238,700
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2031	3,000	3,688,710
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2032	1,250	1,529,525
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB(c)(g)	5.50%	11/15/2021	1,670	1,775,845
Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	1,900	2,241,962
Miami (City of), FL;
Series 2012, Ref. RB(c)(e)(g)	5.00%	03/01/2023	900	1,005,156
Series 2012, Ref. RB(e)	5.00%	03/01/2030	100	111,106
Miami-Dade (County of), FL (Jackson Health System); Series 2015 A, Ref. RB	5.00%	06/01/2033	1,000	1,152,600
Miami-Dade (County of), FL Expressway Authority;
Series 2013 A, Ref. RB	5.00%	07/01/2022	2,000	2,142,460
Series 2016 A, Ref. RB	5.00%	07/01/2028	1,625	1,960,270
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(a)(c)(d)	0.88%	11/01/2021	3,000	3,000,930
Mirabella Community Development District; Series 2013, RB	6.00%	11/01/2026	180	194,173

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Orlando (City of) & Orange (County of), FL Expressway Authority; Series 2012, Ref. RB	5.00%	07/01/2023	$1,000	$ 1,084,800
Orlando (City of), FL Community Redevelopment Agency (Conroy Road District); Series 2012, Ref. RB	5.00%	04/01/2023	500	530,785
Osceola (County of), FL;
Series 2020 A-1, Ref. RB	5.00%	10/01/2033	350	437,668
Series 2020 A-1, Ref. RB	5.00%	10/01/2034	300	373,674
Series 2020 A-1, Ref. RB	5.00%	10/01/2035	500	620,075
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2032	3,500	4,091,745
Series 2020 B, RB	4.00%	11/15/2041	250	275,578
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2023	1,965	2,135,503
Pinellas (County of), FL; Series 2003, RB (INS - AGM)(b)	5.00%	10/01/2032	175	175,681
Pinellas County Educational Facilities Authority (Barry University); Series 2012, Ref. RB	5.25%	10/01/2030	2,500	2,591,050
Reedy Creek Improvement District;
Series 2013 1, Ref. RB	5.00%	10/01/2021	885	918,842
Series 2013 1, Ref. RB	5.00%	10/01/2022	800	858,248
Tampa (City of), FL (BayCare Health System); Series 2012 A, Ref. RB	5.00%	11/15/2026	500	535,950
				71,704,834

Georgia–0.91%
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	5.00%	07/01/2031	330	430,851
College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(b)	4.50%	01/01/2031	15	15,047
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2033	1,870	2,265,225
Georgia (State of) Municipal Electric Authority; Series 2019 A, Ref. RB	5.00%	01/01/2033	1,200	1,529,328
Georgia (State of) Municipal Electric Authority (Project One); Series 2015 A, Ref. RB	5.00%	01/01/2032	875	1,008,201
Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(b)	5.00%	12/01/2023	35	35,134
Georgia State Environmental Loan Acquisition Corp.; Series 2011, RB(c)(g)	5.13%	03/15/2021	225	230,949
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2031	910	971,871
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(e)	5.75%	06/15/2037	1,540	1,575,405
Metropolitan Atlanta Rapid Transit Authority; Series 2016 B, Ref. RB	5.00%	07/01/2032	7,150	8,790,639
Randolph (County of), GA; Series 2012 A, GO Bonds	5.00%	04/01/2030	500	528,045
				17,380,695

Guam–0.18%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2021	1,500	1,564,965
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2022	1,700	1,840,590
				3,405,555

Hawaii–0.76%
Hawaii (State of) Department of Budget & Finance;
Series 2012, Ref. RB	5.00%	11/15/2027	1,000	1,086,170
Series 2019, Ref. RB	3.20%	07/01/2039	1,655	1,720,803
Hawaii (State of) Department of Transportation (Airports Division);
Series 2013, COP(a)	5.00%	08/01/2021	1,000	1,035,920
Series 2013, COP(a)(h)	5.00%	08/01/2022	2,000	2,147,300
Series 2013, COP(a)	5.00%	08/01/2023	1,250	1,386,312
Honolulu (City & County of), HI Wastewater System Revenue; Series 2015 A, Ref. RB(i)	5.00%	07/01/2031	6,000	7,179,120
				14,555,625

Idaho–0.12%
Idaho (State of) Housing & Finance Association; Series 2019, Ref. RB	5.00%	07/15/2035	1,900	2,340,344

Illinois–12.33%
Bartlett (Village of), IL (Quarry Redevelopment);
Series 2007, Ref. RB	5.60%	01/01/2023	565	565,452
Series 2016, Ref. RB	4.00%	01/01/2024	2,845	2,805,625
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.00%	03/01/2033	1,645	1,655,215

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	$1,795	$ 1,950,447
Series 2004, Ref. RB	5.00%	11/01/2028	3,000	3,610,320
Series 2008 C, Ref. RB	5.00%	01/01/2029	2,500	2,912,275
Series 2008 C, Ref. RB	5.00%	01/01/2030	1,500	1,739,085
Series 2011, COP	7.13%	05/01/2021	256	255,881
Series 2015 A, GO Bonds	5.38%	01/01/2029	5,000	5,514,150
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	2,500	2,873,950
Series 2017 B, Ref. RB	5.00%	01/01/2033	3,000	3,551,160
Series 2019 A, GO Bonds	5.50%	01/01/2035	3,000	3,516,390
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(e)	7.00%	01/15/2029	1,121	1,121,863
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(a)	5.50%	01/01/2027	1,000	1,097,970
Series 2013 B, Ref. RB	5.00%	01/01/2025	1,000	1,092,320
Series 2014 A, Ref. RB(a)	5.00%	01/01/2023	3,000	3,273,330
Chicago (City of), IL (O’Hare International Airport);
Series 2015 A, Ref. RB(a)	5.00%	01/01/2029	6,000	6,950,820
Series 2017 D, RB(a)	5.00%	01/01/2031	1,000	1,190,500
Series 2017 D, RB(a)	5.00%	01/01/2032	1,000	1,184,900
Series 2017 D, RB(a)	5.00%	01/01/2033	2,000	2,358,300
Chicago (City of), IL (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/2022	263	263,082
Chicago (City of), IL Board of Education;
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2030	2,000	2,273,280
Series 2017, RB	5.75%	04/01/2035	1,000	1,161,430
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2027	1,500	1,847,985
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2030	1,000	1,238,560
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	1,250	1,539,200
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2025	1,000	1,130,860
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2011 B, GO Bonds(i)	5.00%	12/01/2024	3,000	3,169,050
Series 2015 C, GO Bonds(i)	5.00%	12/01/2027	7,000	8,201,480
Chicago (City of), IL Transit Authority; Series 2011, RB(c)(g)	5.25%	12/01/2021	1,000	1,050,060
Chicago O’Hare International Airport; Series 2015 B, Ref. RB	5.00%	01/01/2031	3,000	3,489,180
Cook (County of), IL;
Series 2010 A, Ref. GO Bonds	5.25%	11/15/2033	350	352,356
Series 2018, Ref. RB	5.25%	11/15/2035	2,000	2,428,140
Cook County Community College District No. 508 (City Colleges of Chicago); Series 2013, GO Bonds	5.25%	12/01/2026	500	537,835
Franklin Park (Village of), IL; Series 2011, GO Bonds (INS - AGM)(b)	6.25%	07/01/2030	175	182,847
Illinois (State of);
Series 2012 A, GO Bonds	5.00%	01/01/2027	1,795	1,854,684
Series 2012, Ref. GO Bonds (INS - AGM)(b)	5.00%	08/01/2022	1,250	1,331,488
Series 2013, GO Bonds	5.00%	07/01/2022	2,000	2,121,020
Series 2013, GO Bonds	5.50%	07/01/2027	2,295	2,476,282
Series 2013, GO Bonds	5.50%	07/01/2038	2,500	2,643,000
Series 2016, GO Bonds	5.00%	11/01/2025	2,135	2,393,463
Series 2016, GO Bonds	5.00%	11/01/2030	1,040	1,156,251
Series 2017 C, GO Bonds	5.00%	11/01/2029	2,000	2,241,000
Series 2017 D, GO Bonds	5.00%	11/01/2024	2,000	2,184,060
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	8,375	9,685,268
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2027	1,405	1,611,015
Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,609,710
Series 2020, GO Bonds	5.50%	05/01/2024	1,000	1,111,190
Series 2020, GO Bonds	5.50%	05/01/2030	3,000	3,651,210
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	2,000	2,400,000
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/2026	1,000	1,165,150
Series 2014 A, RB	5.00%	09/01/2028	1,250	1,444,125
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(a)	8.00%	06/01/2032	710	710,256
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2035	1,965	2,108,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(c)(e)	4.75%	08/01/2030	$3,000	$ 3,083,520
Illinois (State of) Finance Authority (Navistar International); Series 2010, RB(j)	6.75%	10/15/2040	5,000	5,034,650
Illinois (State of) Finance Authority (Palos Hospital); Series 2010, Ref. RB	5.13%	05/15/2035	5,000	5,013,400
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB(h)	2.00%	05/15/2055	271	2,708
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(c)(g)	6.25%	08/15/2023	1,505	1,746,282
Illinois (State of) Finance Authority (Robert Morris College); Series 2000, RB (INS - NATL)(b)	5.80%	06/01/2030	935	937,768
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	5.00%	02/01/2024	355	365,334
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	4,500	5,150,655
Illinois (State of) Finance Authority (University of Illinois Health Services);
Series 2020, RB	5.00%	10/01/2030	750	961,410
Series 2020, RB	5.00%	10/01/2031	750	955,815
Series 2020, RB	5.00%	10/01/2032	750	949,980
Series 2020, RB	5.00%	10/01/2033	750	944,700
Series 2020, RB	5.00%	10/01/2034	750	940,965
Series 2020, RB	5.00%	10/01/2035	750	936,480
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(b)(f)	0.00%	12/15/2029	2,550	2,033,395
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Ref. RB (INS - NATL)(b)(j)	5.70%	06/15/2023	1,295	1,428,722
Series 2002, RB (INS - NATL)(b)(f)	0.00%	12/15/2032	10,000	6,768,600
Series 2012 B, Ref. RB	5.00%	12/15/2022	5,010	5,350,029
Illinois (State of) Sports Facilities Authority (The);
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2028	2,100	2,573,592
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2029	1,000	1,244,230
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2030	1,200	1,430,364
Illinois (State of) Toll Highway Authority; Series 2014 D, Ref. RB(i)	5.00%	01/01/2024	12,500	14,344,750
Kane County School District No. 131 Aurora East Side; Series 2020 A, GO Bonds (INS - AGM)(b)	4.00%	12/01/2036	745	828,097
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, GO Bonds (f)(g)	0.00%	12/01/2021	330	328,400
Madison & Jersey Counties Community Unit School District No. 11 (Alton); Series 2002, GO Bonds(f)(g)	0.00%	12/01/2020	2,900	2,894,548
Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	802	806,916
Markham (City of), IL (Library Purposes); Series 2005 B, GO Bonds (INS - AGC)(b)	5.25%	01/01/2023	25	25,082
Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 1998 A, Ref. RB (INS - NATL)(b)	5.50%	06/15/2029	2,000	2,318,660
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2021	3,000	3,105,660
Series 2010, RB	5.38%	06/01/2021	525	543,979
Series 2017, RB	5.00%	06/01/2027	4,000	4,876,560
Series 2017, RB	5.00%	06/01/2028	2,000	2,424,660
Regional Transportation Authority;
Series 2002 A, RB (INS - AGM)(b)	6.00%	07/01/2027	2,700	3,529,575
Series 2018 B, RB(i)	5.00%	06/01/2031	3,800	4,733,052
Series 2018 B, RB(i)	5.00%	06/01/2032	3,995	4,945,650
Sales Tax Securitization Corp.;
Series 2017 A, Ref. RB	5.00%	01/01/2029	1,000	1,205,680
Series 2017 A, Ref. RB	5.00%	01/01/2030	1,000	1,198,560
Series 2018 A, Ref. RB	5.00%	01/01/2031	3,000	3,567,510
Springfield (City of), IL;
Series 2015, Ref. RB	5.00%	03/01/2032	2,000	2,349,640
Series 2015, Ref. RB	5.00%	03/01/2033	3,500	4,105,115
Stephenson County School District No. 145; Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	02/01/2031	1,100	1,399,365
University of Illinois; Series 2011 A, RB	5.00%	04/01/2026	3,425	3,504,083
				235,870,781

Indiana–0.30%
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	4.00%	07/01/2030	215	226,518
Michigan City (City of), IN; Series 2016, RB	4.50%	01/01/2026	200	195,084

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2027	$1,800	$ 2,215,206
Series 2016, RB	5.00%	07/01/2028	1,250	1,529,513
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.10%	01/01/2032	710	692,065
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(a)	5.88%	01/01/2024	740	786,627
				5,645,013

Iowa–1.16%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	6,100	6,386,456
Series 2013, RB(e)	5.88%	12/01/2026	2,565	2,669,986
Series 2013, Ref. RB(c)	5.25%	12/01/2033	2,990	3,107,716
Iowa (State of) Finance Authority (Iowa Health System); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.58%)(c)(d)(e)	1.73%	01/04/2024	3,645	3,620,651
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2019, RB	2.88%	05/15/2049	1,000	1,004,310
Iowa (State of) Finance Authority (Mercy Medical Center);
Series 2012, RB	4.00%	08/15/2022	1,905	2,024,786
Series 2012, RB	4.00%	08/15/2023	1,200	1,274,676
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.); Series 2018, RB	4.45%	08/01/2028	125	127,093
Iowa (State of) Tobacco Settlement Authority; Series 2005 B, RB(j)	5.60%	06/01/2034	2,000	2,029,480
				22,245,154

Kansas–0.66%
Derby (City of), KS (Derby Star Bond); Series 2020, RB	3.90%	03/01/2037	1,625	1,609,384
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.00%	07/01/2028	1,140	1,273,129
Lenexa (City of), KS (Lakeview Village, Inc.);
Series 2018 A, Ref. RB	5.00%	05/15/2029	1,210	1,322,179
Series 2018 A, Ref. RB	5.00%	05/15/2031	1,335	1,452,039
Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB	5.25%	12/01/2036	1,500	1,498,245
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2033	1,140	1,166,243
Series 2019, Ref. RB	5.00%	05/15/2029	1,280	1,346,291
Series 2019, Ref. RB	5.00%	05/15/2034	2,950	3,008,174
				12,675,684

Kentucky–2.09%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	5.00%	02/01/2030	370	449,091
Series 2019, Ref. RB	5.00%	02/01/2031	460	554,700
Series 2019, Ref. RB	5.00%	02/01/2032	450	539,028
Fayette County School District Finance Corp.; Series 2015 D, RB	5.00%	08/01/2031	1,000	1,188,250
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(d)	1.48%	02/01/2025	1,430	1,401,500
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2021	270	271,185
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living); Series 2016 A, Ref. RB	5.00%	05/15/2036	2,000	1,930,220
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2028	1,500	1,644,510
Series 2015 A, RB	5.00%	07/01/2030	3,000	3,264,510
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2032	1,435	1,614,906

Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.50%	11/15/2035	3,100	2,955,447

Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2026	1,000	1,193,200
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2027	1,620	1,921,093
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2028	1,260	1,483,197

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);
Series 2016, Ref. RB (INS - NATL)(b)	5.00%	09/01/2031	$5,000	$ 5,929,150
Series 2019 A, Ref. RB	5.00%	09/01/2031	1,500	1,859,190
Series 2019 A, Ref. RB	5.00%	09/01/2032	1,600	1,967,520
Series 2019 A, Ref. RB	5.00%	09/01/2033	1,000	1,222,160
Kentucky (Commonwealth of) Property & Building Commission (No. 108); Series 2015 A, Ref. RB	5.00%	08/01/2029	1,000	1,165,170
Kentucky (Commonwealth of) Property & Building Commission (Project No. 119);
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2031	100	126,501
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2032	100	125,748
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2033	100	125,094
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2034	100	124,703
Kentucky (Commonwealth of) Public Energy Authority; Series 2018 B, RB(c)	4.00%	01/01/2025	2,000	2,248,500
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2016 A, Ref. RB	5.00%	10/01/2033	2,450	2,901,878
Series 2020 A, RB	4.00%	10/01/2040	1,500	1,708,320
				39,914,771

Louisiana–2.07%
Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, RB	5.00%	01/01/2022	1,000	1,058,490
Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB (INS - AGM)(b)	5.00%	06/01/2036	1,405	1,633,003
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB(h)	5.00%	07/03/2028	250	185,000
Series 2017, Ref. RB(h)	5.00%	07/02/2029	400	296,000
Series 2017, Ref. RB(h)	5.00%	07/01/2030	500	370,000
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2016, Ref. RB	5.00%	05/15/2034	2,545	2,945,888
New Orleans (City of), LA;
Series 2014, Ref. RB	5.00%	06/01/2026	500	580,150
Series 2014, Ref. RB	5.00%	12/01/2026	1,250	1,471,313
Series 2015, RB	5.00%	06/01/2030	500	593,170
Series 2015, RB	5.00%	12/01/2030	500	590,600
Series 2015, RB	5.00%	12/01/2031	1,750	2,058,980
Series 2015, RB	5.00%	06/01/2032	300	352,791
Series 2015, RB	5.00%	12/01/2032	1,000	1,171,590
Series 2015, RB	5.00%	06/01/2033	1,050	1,231,199
Series 2015, RB	5.00%	06/01/2034	1,000	1,169,310
Series 2015, RB	5.00%	12/01/2034	1,200	1,395,780
Series 2015, RB	5.00%	06/01/2035	500	583,075
Series 2015, RB	5.00%	12/01/2035	1,165	1,351,388
New Orleans (City of), LA Aviation Board;
Series 2015 B, RB(a)	5.00%	01/01/2027	1,750	2,024,120
Series 2015 B, RB(a)	5.00%	01/01/2029	1,805	2,076,201
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2034	100	121,503
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2036	220	264,873
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2037	145	173,938
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2038	100	119,625
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2030	350	437,693
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032	200	245,440
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2033	135	164,681
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2034	100	121,503
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2008, RB(c)(e)	6.10%	06/01/2030	2,700	3,196,881
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(c)	2.10%	07/01/2024	1,000	1,005,500
Series 2017, Ref. RB(c)	2.13%	07/01/2024	2,000	2,012,840
Series 2017, Ref. RB(c)	2.38%	07/01/2026	2,000	2,028,900
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	1,250	1,279,213
Series 2015, Ref. RB	5.25%	11/15/2029	1,250	1,298,050

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.50%	05/15/2030	$3,970	$ 3,977,741
				39,586,429

Maryland–0.81%
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2033	1,105	988,544
Baltimore (City of), MD (Water Projects); Series 2017 A, RB	5.00%	07/01/2033	2,500	3,014,675
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2033	2,000	2,177,380
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(e)	4.13%	02/15/2034	1,000	1,007,520
Maryland (State of) Department of Transportation; Series 2012, RB	2.25%	10/01/2025	100	100,141
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/2026	4,500	4,751,145
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB(c)(g)	5.50%	01/01/2021	1,000	1,017,540
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. RB(a)(e)	4.00%	07/01/2024	1,365	1,426,452
Mayor & Council of Rockville (The) (Ingleside at King Farm); Series 2017 C-2, RB	3.00%	11/01/2025	1,040	1,003,184
				15,486,581

Massachusetts–1.10%
Massachusetts (Commonwealth of); Series 2005, Ref. RB (INS - NATL)(b)	5.50%	01/01/2034	3,000	4,128,300
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2006 A, RB	5.25%	07/01/2031	1,330	1,908,537
Massachusetts (Commonwealth of) Department of Transportation; Series 2019 A, Ref. RB	5.00%	01/01/2033	3,000	3,831,420
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance); Series 2018 A, Ref. RB	5.00%	01/01/2029	495	660,701
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2007 E, RB(g)	5.00%	07/15/2027	700	701,666
Series 2019 A, Ref. RB	5.00%	07/01/2031	1,530	1,850,321
Series 2019 A, Ref. RB	5.00%	07/01/2032	2,115	2,534,003
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2017 A, RB	5.00%	01/01/2026	1,600	1,870,912
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(e)	5.00%	10/01/2037	1,500	1,613,235
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare); Series 2012, RB(c)(g)	5.00%	07/01/2021	250	259,932
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,151,820
Massachusetts (Commonwealth of) Health & Educational Facilities Authority; Series 2007 E, RB(g)	5.00%	07/15/2032	200	200,402
Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(b)	5.25%	08/01/2025	300	372,609
				21,083,858

Michigan–3.58%
Charyl Stockwell Academy; Series 2015, Ref. RB	4.88%	10/01/2023	245	249,158
Detroit (City of), MI Downtown Development Authority;
Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	700	800,436
Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	2,000	2,278,080
East Lansing School District; Series 2017 I, GO Bonds	5.00%	05/01/2033	2,000	2,504,400
Great Lakes Water Authority; Series 2018 B, Ref. RB	5.00%	07/01/2029	3,000	3,936,720
Kalamazoo (City of), MI Economic Development Corp. (Heritage Community of Kalamazoo); Series 2019, Ref. RB	5.00%	05/15/2042	2,010	2,061,195
Kalamazoo Economic Development Corp. (Heritage Community of Kala); Series 2019, Ref. RB	5.00%	05/15/2032	1,000	1,039,990
Michigan (State of) Building Authority (Facilities Program); Series 2015 I, Ref. RB	5.00%	04/15/2031	5,000	6,068,300
Michigan (State of) Finance Authority; Series 2015, Ref. RB	5.00%	11/15/2032	245	280,476
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-7, Ref. RB (INS - NATL)(b)	5.00%	07/01/2026	1,000	1,169,720
Series 2014 C-7, Ref. RB (INS - NATL)(b)	5.00%	07/01/2027	1,000	1,166,400
Series 2014 D-2, Ref. RB (INS - AGM)(b)	5.00%	07/01/2026	9,000	10,415,970
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	5,000	5,766,200
Series 2015 D-1, Ref. RB	5.00%	07/01/2029	750	892,687
Series 2015, Ref. RB	5.00%	07/01/2035	2,900	3,402,280
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2028	2,000	2,428,680
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	5,590	5,875,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 A, Ref. RB	5.00%	12/01/2034	$2,000	$ 2,466,100
Michigan (State of) Finance Authority (Wayne (County of) Criminal Justice Center); Series 2018, RB	5.00%	11/01/2029	1,500	1,962,105
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(e)	5.00%	07/01/2031	1,530	1,504,785
Michigan (State of) Strategic Fund (Holland Home Obligated Group); Series 2019, Ref. RB	5.00%	11/15/2034	1,810	1,948,103
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	3,000	3,014,850
Romulus (City of), MI Tax Increment Finance Authority; Series 2016, Ref. RB (INS - BAM)(b)	5.00%	11/01/2026	1,805	2,209,374
Summit Academy North;
Series 2016, Ref. RB	4.00%	11/01/2021	680	685,134
Series 2016, Ref. RB	5.00%	11/01/2031	1,665	1,692,323
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB(a)	5.00%	12/01/2028	2,500	2,704,150
				68,523,321

Minnesota–0.63%
Dakota (County of), MN Community Development Agency (Sanctuary at Est St. Paul); Series 2015, RB	5.75%	08/01/2030	390	400,261
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	320	344,720
Series 2018 A, Ref. RB	5.00%	11/01/2033	205	222,948
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2031	500	584,350
Series 2017, Ref. RB	5.00%	05/01/2032	1,600	1,860,144
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,750	1,936,585
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, Ref. RB(c)(e)	6.00%	07/01/2027	1,250	1,302,400
St. Paul (City of), MN Housing & Redevelopment Authority; Series 2018 B, RB(c)	3.75%	09/01/2020	2,320	2,320,000
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts);
Series 2015, RB	5.13%	10/01/2023	270	279,266
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	3.15%	12/01/2020	620	619,119
Series 2014, RB	3.60%	12/01/2021	225	224,584
Series 2014, RB	4.00%	12/01/2022	490	491,754
Series 2014, RB	4.00%	12/01/2023	300	300,984
Series 2014, RB	4.00%	12/01/2024	175	175,331
Series 2014, RB	5.00%	12/01/2029	1,000	1,029,980
				12,092,426

Mississippi–0.64%
Mississippi (State of) Hospital Equipment & Facilities Authority;
Series 2020, Ref. RB	5.00%	10/01/2033	650	827,561
Series 2020, Ref. RB	5.00%	10/01/2034	725	920,387
Series 2020, Ref. RB	5.00%	10/01/2035	600	758,352
Series 2020, Ref. RB	5.00%	10/01/2036	650	818,090
Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital);
Series 2019 B, Ref. RB	5.00%	01/01/2029	1,000	1,282,820
Series 2019 B, Ref. RB	5.00%	01/01/2030	1,000	1,300,970
Ridgeland (City of), MS (Colony Park); Series 2011, RB(c)(g)	5.88%	04/01/2021	545	562,805
Warren (County of), MS (International Paper Co.); Series 2011 A, RB	5.38%	12/01/2035	5,500	5,762,955
				12,233,940

Missouri–1.42%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	110	105,742
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health);
Series 2017 A, Ref. RB	5.00%	03/01/2036	3,000	3,253,080
Series 2017, Ref. RB	5.00%	03/01/2029	100	111,377
Kansas (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,102,440
Kansas City (City of), MO; Series 2017 C, Ref. RB	5.00%	09/01/2032	1,850	2,295,017
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2023	1,000	1,051,840
Series 2011 A, Ref. RB	5.50%	09/01/2024	2,000	2,103,060
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB(a)	5.00%	03/01/2035	1,000	1,227,420

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	4.25%	04/01/2026	$15	$ 15,215
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017, Ref. RB	5.25%	05/15/2032	2,685	2,804,966
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2032	1,000	1,099,760
Series 2016, Ref. RB	5.00%	02/01/2033	1,305	1,428,349
Series 2019 A, RB	5.00%	02/01/2029	1,100	1,222,881
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. RB	5.00%	01/01/2029	2,000	2,273,920
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. RB	5.00%	06/01/2027	1,500	1,797,570
Series 2015 A, Ref. RB	5.00%	12/01/2027	640	765,389
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(e)	4.00%	10/01/2028	530	518,520
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	4.50%	09/01/2023	340	349,547
Series 2012, RB	5.00%	09/01/2032	1,490	1,529,858
St. Louis Municipal Finance Corp.; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/15/2030	1,000	1,145,110
				27,201,061

Nebraska–1.10%
Central Plains Energy Project (No. 3);
Series 2012, RB(k)	5.00%	09/01/2032	5,000	5,382,100
Series 2012, RB(k)	5.25%	09/01/2037	5,000	5,406,700
Central Plains Energy Project (No. 4); Series 2018, RB(c)	5.00%	01/01/2024	3,635	4,107,368
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	6,040,350
				20,936,518

Nevada–0.63%
Carson City (City of), NV (Carson-Tahoe Regional Medical Center); Series 2012, Ref. RB	5.00%	09/01/2027	1,000	1,068,390
Clark (County of), NV; Series 2006, GO Bonds (INS - AMBAC)(b)	3.00%	11/01/2033	5,000	5,003,750
Clark (County of), NV (Special Improvement District No. 159);
Series 2015, RB	5.00%	08/01/2026	140	150,843
Series 2015, RB	5.00%	08/01/2029	1,305	1,390,817
Series 2015, RB	5.00%	08/01/2031	1,440	1,525,233
Series 2015, RB	5.00%	08/01/2032	350	368,655
Las Vegas (City of), NV Special Improvement District No. 607; Series 2013, Ref. RB	5.00%	06/01/2024	40	43,510
Las Vegas (City of), NV Special Improvement District No. 815;
Series 2020, RB	3.25%	12/01/2025	235	244,080
Series 2020, RB	4.00%	12/01/2030	240	251,938
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(e)	2.75%	06/15/2028	2,000	1,960,000
				12,007,216

New Hampshire–0.27%
New Hampshire (State of) Business Finance Authority; Series 2020 A, Ref. RB(c)(e)	3.63%	07/02/2040	370	372,028
New Hampshire (State of) Business Finance Authority (Green Bonds); Series 2020 B, Ref. RB(a)(c)(e)	3.75%	07/02/2040	605	608,170
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2027	1,500	1,579,020
New Hampshire Business Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	2,481	2,682,206
				5,241,424

New Jersey–6.44%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	03/01/2032	250	304,093
Burlington (County of), NJ Bridge Commission; Series 2002, RB	4.50%	10/15/2022	15	15,050
Casino Reinvestment Development Authority; Series 2014, Ref. RB (INS - AGM)(b)	5.00%	11/01/2027	1,000	1,107,500
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(b)	5.75%	11/01/2028	2,000	2,524,220
Gloucester (County of), NJ Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(a)	5.00%	12/01/2024	3,390	3,554,483

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(b)(i)(l)	5.50%	09/01/2022	$7,500	$ 8,153,250
Series 2012, Ref. RB	5.00%	06/15/2022	1,000	1,038,750
Series 2012, Ref. RB	5.00%	06/15/2023	3,125	3,238,437
Series 2012, Ref. RB	5.00%	06/15/2025	3,050	3,151,595
Series 2013 NN, Ref. RB	5.00%	03/01/2026	305	330,126
Series 2015 XX, Ref. RB	5.00%	06/15/2025	2,000	2,310,600
Series 2017 A, Ref. RB (INS - BAM)(b)	5.00%	07/01/2028	5,035	6,079,511
Series 2017 DDD, RB	5.00%	06/15/2031	3,670	4,255,695
New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2019, Ref. RB(a)(c)	2.20%	12/03/2029	2,500	2,657,300
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 2012, RB(a)	5.75%	09/15/2027	3,225	3,193,492
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	116	142,450
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2022	580	592,070
Series 2012 C, RB	5.00%	07/01/2032	475	480,681
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	250	238,845
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(a)	5.00%	07/01/2021	425	438,443
Series 2013, RB(a)	5.50%	01/01/2026	1,390	1,572,271
Series 2013, RB(a)	5.50%	01/01/2027	2,130	2,401,681
Series 2013, RB(a)	5.00%	01/01/2028	1,000	1,108,450
New Jersey (State of) Educational Facilities Authority (Higher Education Facilities Trust Fund); Series 2014, RB	5.00%	06/15/2026	1,000	1,117,450
New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2032	395	408,122
Series 2017 F, RB	5.00%	07/01/2033	415	426,570
Series 2017 F, RB	5.00%	07/01/2035	1,000	1,022,570
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group);
Series 2011, Ref. RB	5.00%	07/01/2025	1,500	1,624,275
Series 2011, Ref. RB	5.00%	07/01/2027	2,000	2,155,120
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System);
Series 2016, Ref. RB	5.00%	07/01/2030	1,200	1,461,252
Series 2016, Ref. RB	5.00%	07/01/2031	1,000	1,211,370
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group); Series 2019, RB	5.00%	07/01/2030	1,250	1,602,125
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(a)	5.00%	12/01/2025	2,250	2,626,605
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(f)	0.00%	12/15/2028	255	204,543
Series 2009 C, RB	5.25%	06/15/2032	250	279,918
Series 2010 D, RB	5.25%	12/15/2023	1,500	1,690,785
Series 2011 A, RB	5.00%	06/15/2027	250	256,305
Series 2013 AA, RB	5.00%	06/15/2021	5,270	5,437,112
Series 2013 AA, RB	5.25%	06/15/2030	710	771,891
Series 2015 AA, RB	5.00%	06/15/2023	2,000	2,203,700
Series 2018 A, Ref. RB	5.00%	12/15/2032	5,000	5,913,050
Series 2018 A, Ref. RN	5.00%	06/15/2023	2,500	2,753,900
Series 2018 A, Ref. RN(i)(l)	5.00%	06/15/2029	4,500	5,233,995
Series 2018 A, Ref. RN(i)(l)	5.00%	06/15/2030	2,000	2,312,380
Series 2019, Ref. RB	5.00%	12/15/2024	2,500	2,872,750
New Jersey Transportation Trust Fund Authority; Series 2018, RB	5.00%	12/15/2028	5,000	6,092,750
North Hudson Sewerage Authority; Series 2012 A, Ctfs.(c)(g)	5.00%	06/01/2022	90	97,564
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(a)	5.00%	12/01/2023	5,835	6,136,669
South Jersey Transportation Authority LLC; Series 2014 A, Ref. RB	5.00%	11/01/2028	500	560,085

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2029	$2,500	$ 3,183,725
Series 2018 A, Ref. RB	5.00%	06/01/2030	5,000	6,320,200
Series 2018 A, Ref. RB	5.00%	06/01/2031	4,650	5,835,936
Series 2018 A, Ref. RB	5.00%	06/01/2032	335	417,591
Series 2018 B, Ref. RB	3.20%	06/01/2027	2,025	2,068,618
				123,187,919

New Mexico–0.13%
Farmington (City of), NM; Series 2004 A, RB	5.00%	06/01/2023	450	451,562
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB	4.00%	07/01/2022	685	692,295
Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 A, RB	5.00%	05/15/2034	725	782,442
Series 2019 A, RB	5.00%	05/15/2039	500	532,255
				2,458,554

New York–10.08%
Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2018, Ref. RB(e)	5.00%	10/01/2038	500	498,800
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(a)(e)	5.25%	12/31/2033	1,500	1,592,325
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(a)(e)	4.50%	01/01/2025	910	956,683
City of New Rochelle Corp. for Local Development (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2035	350	380,471
Long Island (City of), NY Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2034	4,000	4,619,520
Long Island Power Authority; Series 2018, RB	5.00%	09/01/2029	1,000	1,311,430
Metropolitan Transportation Authority;
Series 2012 G-1, VRD Ref. RB (LOC - Barclays Bank PLC)(m)(n)	0.02%	11/01/2032	800	800,000
Series 2015 C-1, Ref. RB	5.00%	11/15/2031	1,875	2,026,687
Series 2015 C-1, Ref. RB	5.25%	11/15/2031	2,500	2,744,325
Series 2018 C-2, RB(g)	5.00%	09/01/2020	15	15,000
Subseries 2012 G-4, Ref. RB (67% of 1 mo. USD LIBOR + 0.55%)(c)(d)	1.61%	11/01/2022	2,965	2,815,416
Subseries 2014 D-2, RB (SIFMA Municipal Swap Index + 0.45%)(c)(d)	1.60%	11/15/2022	3,500	3,333,575
Metropolitan Transportation Authority (Green Bonds);
Series 2015 A-2, RB(c)	5.00%	05/15/2030	3,000	3,477,990
Series 2016 A2, Ref. RB	5.00%	11/15/2024	1,360	1,466,379
Series 2017 C-2, Ref. RB(f)	0.00%	11/15/2029	1,000	739,540
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	2,000	2,006,960
Monroe County Industrial Development Corp. (University of Rochester); Series 2017 D, Ref. RB	4.00%	07/01/2036	1,000	1,142,560
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB(j)	5.25%	06/01/2026	500	500,040
New York & New Jersey (States of) Port Authority;
Series 2019 218, RB(a)	5.00%	11/01/2030	3,000	3,857,670
Series 2019, RB(a)	5.00%	11/01/2033	1,525	1,924,016
Two Hundred Second Series 2017, Ref. RB(a)	5.00%	10/15/2035	3,000	3,572,970
Two Hundred Seventh Series 2018, Ref. RB(a)(i)(l)	5.00%	09/15/2028	9,000	11,362,320
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB (INS - NATL)(a)(b)	5.75%	12/01/2025	670	679,005
Series 2010 8, RB	6.50%	12/01/2028	4,230	4,286,809
Series 2010 8, RB	6.00%	12/01/2036	300	303,669
Series 2010, RB	6.00%	12/01/2042	200	202,446
New York (City of), NY;
Series 2015 C, Ref. GO Bonds	5.00%	08/01/2029	1,000	1,181,440
Series 2016 E, Ref. GO Bonds	5.00%	08/01/2027	5,000	6,173,700
Series 2019 B-1, GO Bonds	5.00%	10/01/2032	1,000	1,284,590
Series 2019 B-1, GO Bonds	5.00%	10/01/2033	2,000	2,552,120
New York (City of), NY Industrial Development Agency (Liberty 123 Wash); Series 2007, VRD RB (LOC - Bank Of China, Ltd.)(m)(n)	0.06%	10/01/2042	7,900	7,900,000
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2006, RB (INS - AMBAC)(b)	5.00%	01/01/2036	150	150,025
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (INS - FGIC)(b)	5.00%	03/01/2046	55	55,114
Series 2009, RB (INS - AGC)(b)	7.00%	03/01/2049	2,250	2,262,465

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Municipal Water Finance Authority; Series 2018 BB, VRD RB(m)	0.13%	06/15/2051	$500	$ 500,000
New York (City of), NY Transitional Finance Authority;
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	5,000	6,258,950
Series 2019 C1, RB	4.00%	11/01/2036	5,000	5,838,850
New York (State of) Dormitory Authority;
Series 2019 A, RB	5.00%	10/01/2033	1,350	1,657,584
Series 2019 A, Ref. RB	5.00%	03/15/2037	3,000	3,754,380
Series 2020 D, Ref. RB	4.00%	02/15/2036	7,870	9,388,989
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2028	1,755	2,168,039
Series 2018 A, Ref. RB	5.00%	08/01/2030	2,420	2,953,223
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, RB(e)	5.00%	12/01/2024	300	345,258
Series 2017, Ref. RB(e)	5.00%	12/01/2033	2,000	2,334,100
Series 2017, Ref. RB(e)	5.00%	12/01/2034	1,000	1,163,530
New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.); Series 2006, RB (LOC - Allied Irish Banks PLC)(n)	5.00%	11/01/2026	35	35,564
New York (State of) State Dormitory Authority (Yeshiva University); Series 2011 A, RB	5.00%	11/01/2020	1,950	1,954,602
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2030	500	631,470
Series 2018 L, Ref. RB	5.00%	01/01/2031	1,000	1,255,350
Series 2019 B, Ref. RB	4.00%	01/01/2037	1,490	1,750,988
New York City (City of), NY Transitional Finance Authority; Series 2019 B-1, RB	4.00%	11/01/2038	2,800	3,267,908
New York Counties Tobacco Trust VI;
Series 2016 B, Ref. RB	5.00%	06/01/2027	280	331,968
Series 2016 B, Ref. RB	5.00%	06/01/2030	270	313,924
Series 2016 B, Ref. RB	5.00%	06/01/2031	250	288,610
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	2,660	3,712,323
New York State Dormitory Authority; Series 2015 B, RB	5.00%	02/15/2032	2,055	2,411,070
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(a)	5.00%	08/01/2021	4,985	5,005,090
Series 2020, Ref. RB(a)	5.25%	08/01/2031	1,870	1,937,544
Series 2020, Ref. RB(a)	5.38%	08/01/2036	1,000	1,037,360
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	10,000	10,039,400
Series 2016, Ref. RB(a)	5.00%	08/01/2031	17,000	16,985,040
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2026	10,000	10,969,800
Series 2018, RB(a)	5.00%	01/01/2034	1,540	1,658,210
Series 2018, RB(a)	5.00%	01/01/2036	960	1,036,877
New York Transportation Development Corp. (Laguardia Airport Terminal B Redevelopment); Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2041	1,000	1,055,210
New York Transportation Development Corp. (Terminal One Group Association L.P.); Series 2015, Ref. RB(a)	5.00%	01/01/2021	2,300	2,323,690
Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS - AGM)(b)	5.00%	12/01/2031	1,000	1,307,260
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2030	500	478,220
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	2,080	2,099,552
Syracuse (City of), NY Industrial Development Agency (Carousel Center); Series 2016 A, Ref. RB(a)	5.00%	01/01/2032	1,250	1,115,012
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2032	2,000	2,388,780
Series 2017 A, Ref. RB	5.00%	06/01/2033	1,500	1,782,405
Series 2017 A, Ref. RB	5.00%	06/01/2034	1,000	1,184,280
				192,896,470

North Carolina–1.76%
Charlotte (City of) & Mecklenburg (County of), NC Hospital Authority (Carolinas HealthCare System); Series 2018 E, Ref. RB (SIFMA Municipal Swap Index + 0.45%)(c)(d)	1.60%	12/01/2021	3,000	2,995,890

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2017 A, RB	5.00%	07/01/2034	$750	$ 915,855
Series 2017 A, RB	5.00%	07/01/2035	1,000	1,217,180
Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB(c)	2.00%	10/01/2024	1,500	1,566,570
New Hanover (County of), NC (New Hanover Regional Medical Center);
Series 2017, Ref. RB	5.00%	10/01/2027	1,100	1,389,762
Series 2017, Ref. RB	5.00%	10/01/2034	1,000	1,213,790
North Carolina (State of); Series 2019, RB	5.00%	03/01/2032	3,000	3,923,040
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(a)	5.00%	06/30/2026	1,700	1,904,221
Series 2015, RB(a)	5.00%	06/30/2027	1,215	1,355,418
Series 2015, RB(a)	5.00%	06/30/2029	1,340	1,482,831
Series 2015, RB(a)	5.00%	06/30/2030	1,405	1,548,914
North Carolina (State of) Medical Care Commission; Series 2020 A, RB	5.00%	07/01/2033	1,250	1,589,587
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. RB	4.25%	03/01/2024	1,095	1,110,078
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
Series 2020, RB	2.50%	10/01/2024	740	740,555
Series 2020, RB	2.88%	10/01/2026	650	650,533
North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2028	5,000	5,993,700
North Carolina (State of) Turnpike Authority; Series 2017, Ref. RB (INS - AGM)(b)	5.00%	01/01/2031	1,250	1,518,137
Raleigh & Durham (Cities of), NC Airport Authority; Series 2020 A, Ref. RB(a)	5.00%	05/01/2033	2,000	2,565,560
				33,681,621

North Dakota–0.18%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	4.38%	04/15/2026	695	706,627
Series 2016, RB	5.10%	04/15/2036	2,815	2,808,835
				3,515,462

Ohio–3.51%
American Municipal Power, Inc. (AMP Fremont Energy Center); Series 2012, RB	5.00%	02/15/2021	1,250	1,276,962
American Municipal Power, Inc. (Combined Hydroelectric);
Series 2016 A, Ref. RB	4.00%	02/15/2035	3,000	3,360,270
Series 2018 A, RB(c)	2.25%	08/15/2021	1,500	1,508,715
Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	4.00%	06/01/2037	8,310	9,715,221
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2037	1,195	1,249,289
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	5.75%	01/01/2024	660	691,654
Cleveland (City of), OH; Series 2012 A, Ref. RB(c)(g)	5.00%	01/01/2022	2,750	2,926,055
Cleveland-Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2027	1,000	1,090,230
Columbus-Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	5,000	5,156,950
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.00%	02/15/2031	1,750	2,035,005
Series 2017, Ref. RB	5.00%	02/15/2032	3,980	4,605,616
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.25%	07/01/2033	1,000	1,015,460
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	3,280	3,583,105
Hamilton (County of), OH; Series 2016 A, Ref. RB	5.00%	12/01/2027	3,410	4,337,418
Hamilton (County of), OH (Christ Hospital); Series 2012, RB	5.25%	06/01/2023	1,500	1,616,220
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	750	772,215
Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2037	2,000	2,477,480
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2034	1,500	1,799,595
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2033	1,240	1,302,880
Ohio (State of);
Series 2020 A, Ref. RB	5.00%	01/15/2033	600	765,564
Series 2020 A, Ref. RB	5.00%	01/15/2034	1,000	1,270,220
Series 2020 A, Ref. RB	5.00%	01/15/2035	900	1,139,256
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(a)	5.00%	12/31/2025	1,300	1,530,373

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(a)(c)	2.60%	10/01/2029	$9,000	$ 9,283,410
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(a)(e)	3.75%	01/15/2028	1,890	2,045,320
Ohio (State of) Higher Educational Facility Commission; Series 2015, Ref. RB	6.00%	10/01/2021	255	255,546
Southeastern Ohio Port Authority (Memorial Health System); Series 2015, Ref. RB	5.50%	12/01/2029	350	371,290
				67,181,319

Oklahoma–0.66%
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2023	2,815	3,084,649
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.00%	08/15/2033	1,000	1,187,270
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB(h)	4.75%	11/01/2023	852	2,129
Tulsa (City of), OK Municipal Airport Trust; Series 2001 A, Ref. RB(a)	5.50%	12/01/2035	3,250	3,285,978
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(c)	5.00%	06/01/2025	5,000	5,045,850
				12,605,876

Oregon–0.50%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020, Ref. RB	3.25%	11/15/2025	2,000	2,019,040
Forest Grove (City of), OR (Pacific University); Series 2015 A, Ref. RB	5.00%	05/01/2036	250	269,175
Medford (City of), OR Hospital Facilities Authority (Asante); Series 2020 A, Ref. RB	4.00%	08/15/2039	1,100	1,285,152
Multnomah (County of), OR (Hospital Facilities Authority Terwilliger Plaza, Inc.);
Series 2016, Ref. RB	5.00%	12/01/2025	295	326,302
Series 2016, Ref. RB	5.00%	12/01/2030	1,305	1,437,771
Portland (Port of), OR; Series 2017 24-B, RB(a)	5.00%	07/01/2035	3,255	3,810,205
Salem (City of), OR Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/2022	430	443,597
				9,591,242

Pennsylvania–6.35%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2032	2,000	2,464,120
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	2,000	1,904,940
Allentown Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(e)	5.00%	05/01/2033	3,795	4,044,028
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services); Series 2015 A, Ref. RB	5.00%	12/01/2030	1,000	1,030,610
Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2025	385	428,447
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2026	335	372,222
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2027	360	399,272
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(b)(f)	0.00%	10/01/2036	1,300	703,222
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	5,500	6,984,175
Series 2018, RB	5.00%	06/01/2031	2,000	2,524,300
Series 2018, RB	5.00%	06/01/2033	2,000	2,491,160
Delaware River Joint Toll Bridge Commission; Series 2019 B, Ref. RB	5.00%	07/01/2031	370	490,683
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania); Series 2015, RB	5.00%	07/01/2025	390	395,335
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2029	1,000	1,063,100
Series 2018, Ref. RB	5.00%	12/01/2031	1,005	1,056,908
Series 2018, Ref. RB	5.00%	12/01/2033	750	781,845
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2029	1,500	1,697,985
Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	11/15/2029	500	601,695
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2018 A, Ref. RB	5.00%	09/01/2030	3,500	4,379,375
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.72%)(c)(d)	1.87%	09/01/2023	2,800	2,800,084
Series 2019, Ref. RB	5.00%	09/01/2031	545	691,600
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.); Series 2012, Ref. RB(c)(g)	5.00%	05/15/2022	3,045	3,288,965
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	2,850	2,916,890

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of); First Series 2017, Ref. GO Bonds	5.00%	01/01/2026	$5,400	$ 6,652,044
Series 2015 1, GO Bonds	5.00%	03/15/2031	1,500	1,769,310
Series 2018 A, Ref. COP	5.00%	07/01/2029	300	383,208
Series 2018 A, Ref. COP	5.00%	07/01/2030	375	476,340
Series 2018 A, Ref. COP	5.00%	07/01/2031	425	537,068
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.);
Series 2015, RB(a)	5.00%	12/31/2027	5,965	7,021,580
Series 2015, RB(a)	5.00%	12/31/2034	2,630	3,010,824
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2030	3,000	3,670,770
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2015 A-1, Ref. RB	5.00%	12/01/2028	1,055	1,248,255
Series 2015 A-1, Ref. RB	5.25%	12/01/2034	250	292,268
Series 2016 A1, RB	5.00%	12/01/2041	1,000	1,139,880
Series 2017 3, Ref. RB	5.00%	12/01/2034	3,000	3,669,270
Series 2019 A, RB	5.00%	12/01/2031	1,860	2,374,160
Series 2019 A, RB	5.00%	12/01/2034	1,400	1,790,558
Pennsylvania Turnpike Commission; Subseries 2017, Ref. RB	5.00%	12/01/2031	4,075	4,972,926
Philadelphia (City of), PA;
Series 2010 D, Ref. RB(a)	5.25%	06/15/2024	8,000	8,060,800
Series 2019 B, GO Bonds	5.00%	02/01/2033	1,200	1,537,548
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB	5.00%	12/01/2035	1,000	1,217,240
Series 2017, RB	5.00%	12/01/2037	1,310	1,578,131
Philadelphia (City of), PA Authority for Industrial Development (La Salle University); Series 2017, Ref. RB	5.00%	05/01/2034	1,000	1,064,960
Philadelphia (City of), PA Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2031	1,000	1,177,850
Series 2015, Ref. RB	5.00%	08/01/2032	1,000	1,176,800
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2012 A, RB	5.63%	07/01/2042	3,100	3,271,368
Series 2017, Ref. RB	5.00%	07/01/2027	3,480	4,129,542
Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,684,003
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,542,400
Philadelphia School District;
Series 2007 A, Ref. GO Bonds (INS - NATL)(b)	5.00%	06/01/2025	2,400	2,878,128
Series 2018 A, GO Bonds	5.00%	09/01/2025	745	893,404
Series 2018 A, GO Bonds	5.00%	09/01/2032	510	640,484
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2035	30	36,440
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2036	25	30,148
School District of Philadelphia (The);
Series 2019 A, GO Bonds	5.00%	09/01/2027	1,500	1,887,075
Series 2019 A, GO Bonds	5.00%	09/01/2031	1,000	1,289,180
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	110	135,754
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2033	90	110,849
State Public School Building Authority (School District of Philidelphia (The)); Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2031	120	145,786
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	225	233,597
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2030	500	528,035
Wilkes-Barre Area School District; Series 2016 B, GO Bonds (INS - BAM)(b)	5.00%	08/01/2028	500	623,730
				121,392,674

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–2.26%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	$1,660	$ 1,670,226
Series 2002, RB	5.50%	05/15/2039	640	643,942
Puerto Rico (Commonwealth of);
Series 2001 A, GO Bonds (INS - NATL)(b)	5.50%	07/01/2029	1,770	1,850,110
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(b)	6.00%	07/01/2027	1,565	1,605,690
Series 2009 C, Ref. GO Bonds(h)	6.00%	07/01/2039	10,000	7,037,500
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, RB	5.00%	07/01/2033	2,000	2,057,500
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 CC, Ref. RB (INS - AGM)(b)	5.50%	07/01/2030	2,535	2,818,160
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(b)	5.00%	07/01/2033	1,430	1,430,100
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS - NATL)(b)	6.00%	07/01/2028	1,130	1,159,380
Puerto Rico Public Buildings Authority; Series 2007 M-3, Ref. RB (INS - NATL)(b)	6.00%	07/01/2025	2,375	2,496,386
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2027	10,272	8,726,989
Series 2018 A-1, RB(f)	0.00%	07/01/2029	10,160	8,067,141
Series 2018 A-1, RB	4.50%	07/01/2034	3,468	3,670,462
				43,233,586

Rhode Island–1.06%
Providence (City of), RI Public Building Authority; Series 2011 A, RB (INS - AGM)(b)	5.88%	06/15/2026	500	518,950
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2013 C, Ref. RB	5.00%	09/15/2022	1,000	1,086,990
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,586,929
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	1,036,323
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,240,812
Series 2015 A, Ref. RB	5.00%	06/01/2035	12,500	14,021,125
Series 2015 B, Ref. RB	2.25%	06/01/2041	820	845,797
				20,336,926

South Carolina–0.55%
Greenville (County of), SC Hospital System Board of Trustees; Series 2012, Ref. RB	5.00%	05/01/2024	500	530,990
Greenwood (County of), SC (Self Regional Healthcare); Series 2012 B, Ref. RB	5.00%	10/01/2026	4,650	4,942,299
Piedmont Municipal Power Agency; Series 2015 A, RB	5.00%	01/01/2030	2,000	2,303,600
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2023	1,000	1,018,900
Series 2013, RB	5.00%	05/01/2028	1,250	1,261,700
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2048	200	232,750
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB	5.00%	01/01/2033	200	200,410
				10,490,649

South Dakota–0.03%
Educational Enhancement Funding Corp.; Series 2013 B, RB	5.00%	06/01/2026	550	610,390

Tennessee–1.36%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	4.25%	06/01/2021	445	445,071
Chattanooga (City of) & Hamilton (County of), TN Hospital Authority (Erlanger Health System); Series 2014 A, Ref. RB	5.00%	10/01/2039	1,305	1,415,990
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, RB	5.00%	07/01/2032	370	401,076
Series 2018 A, Ref. RB	5.00%	07/01/2034	3,000	3,241,860
Series 2018 A, Ref. RB	5.00%	07/01/2035	2,500	3,027,475
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2012 A, Ref. RB	5.00%	01/01/2025	500	548,135
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(e)	4.50%	06/01/2028	815	850,175
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. RB	5.00%	07/01/2022	500	521,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2035	$1,115	$ 1,213,176
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2031	1,000	1,182,320
Series 2016 A, RB	5.00%	07/01/2035	2,000	2,332,520
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2031	1,185	1,443,840
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.); Series 2014, RB	5.00%	12/01/2029	650	660,380
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2016 A, Ref. RB(e)	5.00%	09/01/2037	750	675,195
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2020	300	300,000
Series 2006 C, RB	5.00%	02/01/2023	1,360	1,501,957
Series 2006 C, RB	5.00%	02/01/2024	3,225	3,692,367
Series 2006 C, RB	5.00%	02/01/2027	150	184,457
Series 2018, RB(c)	4.00%	11/01/2025	2,000	2,287,900
				25,925,194

Texas–7.69%
Arlington Higher Education Finance Corp. (Harmony Public Schools); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	1,500	1,749,915
Arlington Higher Education Finance Corp. (UME Preparatory Academy);
Series 2017 A, RB	4.55%	08/15/2028	125	131,643
Series 2017 A, RB	5.00%	08/15/2038	115	120,283
Arlington Higher Education Finance Corp. (Universal Academy);
Series 2014 A, RB	5.88%	03/01/2024	255	268,984
Series 2014 A, RB	6.63%	03/01/2029	1,000	1,095,130
Austin (City of), TX; Series 2019 B, RB(a)	5.00%	11/15/2034	2,000	2,509,480
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2032	1,075	1,025,056
Series 2017, Ref. RB	5.00%	01/01/2033	1,200	1,225,692
City of Houston Higher Education Finance Corp. (KIPP, Inc.); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	250	295,685
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	6.00%	08/15/2033	1,250	1,403,012
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	4.88%	08/15/2027	500	560,685
Series 2015 A, RB	5.13%	08/15/2030	3,000	3,360,210
Series 2018 D, RB	5.75%	08/15/2033	5,000	5,685,100
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2012 G, Ref. RB	5.00%	11/01/2025	125	125,999
Series 2012 G, Ref. RB	5.00%	11/01/2026	125	125,999
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(e)	5.00%	04/01/2028	1,000	1,053,060
Dallas-Fort Worth (Cities of), TX International Airport;
Series 2013 F, Ref. RB	5.25%	11/01/2033	3,500	3,928,400
Series 2014 A, Ref. RB(a)	5.25%	11/01/2026	2,000	2,262,780
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2022	150	160,317
Series 2014 A, Ref. RB	5.00%	09/01/2023	150	165,174
Series 2014 A, Ref. RB	5.00%	09/01/2024	265	300,144
Series 2014 A, Ref. RB	5.25%	09/01/2029	1,000	1,118,650
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	2,000	2,481,180
Frisco Independent School District; Series 2019, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	3,375	4,367,959
Grand Parkway Transportation Corp.;
Series 2020 C, Ref. RB	4.00%	10/01/2036	250	301,188
Series 2020, Ref. RB	4.00%	10/01/2037	1,000	1,200,460
Series 2020, Ref. RB	4.00%	10/01/2038	2,250	2,692,080
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 A, RB	5.00%	10/01/2038	2,000	2,491,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Gulf Coast Waste Disposal Authority;
Series 2013, RB (INS - AGM)(b)	5.00%	10/01/2021	$1,250	$ 1,314,175
Series 2013, RB (INS - AGM)(b)	5.00%	10/01/2023	2,610	2,859,960
Harris (County of) & Houston (City of), TX Sports Authority; Series 2014 A, Ref. RB	5.00%	11/15/2030	1,000	1,066,070
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.);
Series 2013 A, RB	4.00%	01/01/2023	995	1,005,338
Series 2013 A, RB	5.00%	01/01/2033	1,090	1,115,920
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	1,500	1,567,170
Hopkins (County of), TX Hospital District; Series 2008, RB	5.50%	02/15/2023	315	316,121
Houston (City of), TX; Series 2011 A, Ref. RB(a)	5.00%	07/01/2025	1,000	1,033,580
Houston (City of), TX (United Airlines, Inc.); Series 2020, Ref. RB(a)	5.00%	07/15/2027	3,350	3,550,966
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2020 A, RB(a)	5.00%	07/01/2027	500	529,940
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB(g)	5.88%	05/15/2021	135	140,387
Series 2012 A, RB	4.00%	02/15/2022	175	180,504
Huntsville (City of), TX; Series 2001, GO Ctfs. (INS - NATL)(b)	5.00%	08/15/2023	20	20,078
Lower Colorado River Authority;
Series 2019 A, RB	5.00%	05/15/2031	400	519,812
Series 2019, Ref. RB	5.00%	05/15/2030	1,200	1,568,844
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2014, Ref. RB	5.00%	02/15/2024	285	278,208
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(e)	4.63%	10/01/2031	5,000	5,297,100
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, RB	6.25%	01/01/2033	1,600	1,675,248
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2029	2,105	2,232,647
Series 2018, Ref. RB	5.00%	10/01/2030	2,210	2,325,362
New Hope Cultural Education Facilities Corp. (Wesleyan Homes, Inc.);
Series 2014, RB	5.25%	01/01/2029	1,500	1,546,695
Series 2014, RB	5.50%	01/01/2035	1,400	1,440,012
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	2,620	2,529,191
Series 2016, Ref. RB	5.00%	07/01/2036	2,750	2,734,957
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Corpus Christi II, LLC -
Texas A&M University-Corpus Christi); Series 2016 A, RB	5.00%	04/01/2031	670	651,160
New Hope Cultural Education Facilities Finance Corp. (Collegiate Housing Stephenville II, LLC - Tarleton State University); Series 2014 A, RB(g)	5.00%	04/01/2023	785	865,847
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2027	1,090	1,194,411
Series 2017, Ref. RB	5.00%	01/01/2029	1,205	1,317,173
Series 2017, Ref. RB	5.00%	01/01/2037	2,000	2,162,120
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.00%	11/15/2026	350	335,206
Series 2016 B-1, RB	3.25%	11/15/2022	70	70,076
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB(c)(g)	5.00%	04/01/2024	620	707,476
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, RB(e)	4.63%	08/15/2025	780	839,413
North Texas Tollway Authority;
Series 2008 I, Ref. RB (INS - AGC)(b)(j)	6.20%	01/01/2042	4,500	5,408,505
Series 2017 B, Ref. RB (INS - AGM)(b)	4.00%	01/01/2034	750	857,738
Series 2019 B, Ref. RB	5.00%	01/01/2029	1,000	1,301,090
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2036	1,960	2,050,199
SA Energy Acquisition Public Facility Corp.;
Series 2007, RB	5.50%	08/01/2021	1,475	1,541,316
Series 2007, RB	5.50%	08/01/2025	2,000	2,447,040
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020 B-2, Ref. RB	3.00%	11/15/2026	2,000	2,001,260
Series 2020, Ref. RB	4.00%	11/15/2027	1,000	1,000,790
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.-Mirador); Series 2017 A, RB(h)	4.13%	11/15/2038	2,663	266

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Temple (City of), TX; Series 2018 A, RB(e)	5.00%	08/01/2038	$5,000	$ 5,485,850
Texas (State of) Transportation Commission;
Series 2019, RB(f)	0.00%	08/01/2034	1,400	875,294
Series 2019, RB(f)	0.00%	08/01/2035	2,050	1,211,406
Series 2019, RB(f)	0.00%	08/01/2036	1,500	840,945
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,673,450
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	5,890	6,971,581
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2021	2,600	2,730,338
Series 2012, RB	5.00%	12/15/2022	500	543,645
Series 2012, RB	5.00%	12/15/2023	3,950	4,287,172
Series 2012, RB	5.00%	12/15/2026	500	539,300
Series 2012, RB	5.00%	12/15/2028	1,775	1,905,800
Series 2012, RB	5.00%	12/15/2032	1,775	1,889,984
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, RB	7.00%	06/30/2040	350	351,691
Texas Private Activity Bond Surface Transportation Corp. (North Tarrant Express); Series 2019 A, Ref. RB	5.00%	12/31/2030	3,000	3,782,310
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	5.00%	12/31/2032	1,000	1,243,090
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools);
Series 2012 A, RB	4.63%	08/15/2022	180	183,337
Series 2012 A, RB	5.00%	08/15/2027	1,085	1,106,038
Viridian Municipal Management District;
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2029	1,670	2,039,404
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2030	1,420	1,735,439
				147,201,050

Utah–0.34%
Salt Lake City (City of), UT; Series 2017 A, RB(a)	5.00%	07/01/2034	3,500	4,198,705
Salt Lake City Corp.; Series 2018 B, RB	5.00%	07/01/2038	1,000	1,226,000
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, RB	6.38%	07/15/2040	1,000	1,002,720
				6,427,425

Vermont–0.57%
Burlington (City of), VT;
Series 2012 A, GO Bonds	5.00%	11/01/2021	250	263,730
Series 2012 A, GO Bonds(c)(g)	5.00%	11/01/2022	250	275,898
Series 2014 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	1,000	1,144,690
University of Vermont & State Agricultural College;
Series 2019 B, Ref. RB	5.00%	10/01/2035	1,220	1,725,324
Series 2019 B, Ref. RB	5.00%	10/01/2036	1,375	1,963,802
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College);
Series 2010, Ref. RB	5.00%	11/01/2040	5,000	5,039,550
Series 2012 A, Ref. RB	5.00%	11/01/2028	500	545,765
				10,958,759

Virgin Islands–0.15%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025	2,950	2,922,240

Virginia–0.64%
Dulles Town Center Community Development Authority (Dulles Town Center);
Seires 2012, Ref. RB	5.00%	03/01/2022	1,100	1,122,407
Series 2012, Ref. RB	5.00%	03/01/2021	1,395	1,405,504
Series 2012, Ref. RB	4.25%	03/01/2026	700	702,919
Fairfax (County of), VA Economic Development Authority (Vinson Hall LLC); Series 2013 A, RB	4.00%	12/01/2022	530	541,109
Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2038	1,000	1,057,850
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2017, RB(a)	5.00%	01/01/2040	4,000	4,149,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, RB(a)	5.00%	01/01/2027	$2,500	$ 2,641,250
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2028	150	171,642
Series 2018, Ref. RB	5.00%	09/01/2030	455	515,324
				12,307,205

Washington–1.93%
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB(a)	5.50%	07/01/2025	1,000	1,040,100
Energy Northwest (Columbia Generating Station); Series 2019 A, Ref. RB	5.00%	07/01/2038	2,360	3,049,285
Kalispel Tribe of Indians;
Series 2018 A, RB(e)	5.00%	01/01/2032	70	78,952
Series 2018 B, RB(e)	5.00%	01/01/2032	100	112,789
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	20	20,019
Seattle (Port of), WA;
Series 2016 B, Ref. RB(a)	5.00%	10/01/2028	3,730	4,382,713
Series 2019, RB(a)	5.00%	04/01/2032	2,000	2,476,000
Seattle (Port of), WA (SEATAC Fuel Facilities LLC);
Series 2013, Ref. RB(a)	5.00%	06/01/2021	650	672,484
Series 2013, Ref. RB(a)	5.00%	06/01/2024	1,560	1,731,085
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2033	2,250	2,981,047
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2031	2,425	2,707,027
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(c)(d)	2.55%	01/01/2025	3,350	3,306,517
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2015, Ref. RB	5.00%	07/01/2030	500	575,675
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2027	500	567,965
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	5.00%	08/15/2032	1,500	1,696,290
Series 2017, Ref. RB	5.00%	08/15/2037	1,360	1,515,448
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2031	1,350	1,432,040
Series 2016 A, Ref. RB(e)	5.00%	07/01/2036	1,450	1,516,990
Washington (State of) Housing Finance Commission (Hearthstone (The)); Series 2018 B, Ref. RB(e)	3.13%	07/01/2023	45	44,369
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(e)	6.00%	07/01/2025	500	541,445
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(e)	5.00%	07/01/2038	830	847,189
Washington (State of) Housing Finance Commission (Transforming Age);
Series 2019 A, RB(e)	5.00%	01/01/2034	745	776,819
Series 2019 A, RB(e)	5.00%	01/01/2039	1,400	1,436,092
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.00%	06/01/2022	3,260	3,495,861
				37,004,201

West Virginia–0.42%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	5.50%	06/01/2037	2,000	2,094,980
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2010 A, Ref. RB	5.38%	12/01/2038	1,750	1,769,618
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(a)(e)	6.75%	02/01/2026	2,000	1,912,740
Series 2018, RB(a)(e)	8.75%	02/01/2036	640	647,072
West Virginia University; Series 2019, RB	5.00%	10/01/2032	1,155	1,507,529
				7,931,939

Wisconsin–2.15%
Public Finance Authority (Beyond Boone LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(b)	5.00%	07/01/2034	800	960,136
Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2035	2,000	2,507,380
Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	390	420,319
Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.); Series 2019 A, RB	5.50%	12/01/2038	1,930	1,910,169
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(e)	4.38%	06/15/2029	2,105	2,201,746

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Public Finance Authority (Wingate University); Series 2018 A, Ref. RB	5.25%	10/01/2038	$1,000	$ 1,102,820
Superior (City of), WI (Superior Water, Light & Power Co.); Series 2007 A, Ref. RB(a)	5.38%	11/01/2021	1,370	1,375,644
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB	4.00%	11/15/2036	2,000	2,254,420
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2030	1,560	1,645,925
Series 2017, Ref. RB	5.00%	06/01/2032	1,720	1,796,196
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019 B-2, Ref. RB	2.55%	11/01/2027	2,000	1,980,540
Series 2019 B-3, Ref. RB	2.25%	11/01/2026	1,000	979,050
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2012 B, RB	5.00%	02/15/2028	500	524,690
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	2,450	2,611,626
Series 2012, RB	5.00%	06/01/2026	1,000	1,063,850
Wisconsin (State of) Public Finance Authority (21st Century Public Academy); Series 2020 A, RB(e)	3.75%	06/01/2030	350	334,516
Wisconsin (State of) Public Finance Authority (ACTS Retirement-Life Community); Series 2020 A, RB	4.00%	11/15/2037	600	668,508
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB(e)	5.00%	06/01/2025	1,000	1,090,150
Series 2016 A, RB(e)	4.63%	06/01/2036	125	131,394
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(e)	6.13%	02/01/2039	500	508,005
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.25%	01/01/2038	3,250	2,713,230
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,443,040
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.00%	04/01/2022	315	321,930
Series 2015, Ref. RB	5.00%	04/01/2025	995	1,046,849
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(e)	4.13%	12/01/2024	2,900	2,976,763
Wisconsin Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2032	3,700	3,634,732
				41,203,628

Wyoming–0.10%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS - BAM)(b)	5.00%	01/01/2031	1,500	1,845,225
TOTAL INVESTMENTS IN SECURITIES(o) –101.58% (Cost $1,845,562,491)				1,943,445,815
FLOATING RATE NOTE OBLIGATIONS–(2.13)%
Notes with interest and fee rates ranging from 0.61% to 0.69% at 08/31/2020 and contractual maturities of collateral ranging from 09/01/2022 to 06/01/2032 (See Note 1J)(p)				(40,715,000)
OTHER ASSETS LESS LIABILITIES–0.55%				10,440,168
NET ASSETS –100.00%				$1,913,170,983

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Invesco Intermediate Term Municipal Income Fund

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $131,453,433, which represented 6.87% of the Fund’s Net Assets.

(f)	Zero coupon bond issued at a discount.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2020 was $10,040,903, which represented less than 1% of the Fund’s Net Assets.

(i)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Security subject to crossover refunding.
(l)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $15,800,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(m)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2020. At August 31, 2020, the Fund’s investments with a value of $69,635,047 are held by TOB Trusts and serve as collateral for the $40,715,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	198	December-2020	$(27,571,500)	$(16,422)	$(16,422)

(a)	Futures contracts collateralized by $975,000 cash held with Goldman Sachs & Co., the futures commission merchant.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Invesco Intermediate Term Municipal Income Fund

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2020

Revenue Bonds	88.7%
General Obligation Bonds	9.5
Pre-Refunded Bonds	1.3
Other	0.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Invesco Intermediate Term Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,845,562,491)	$1,943,445,815
Deposits with brokers:
Cash collateral – exchange-traded futures contracts	975,000
Receivable for:
Investments sold	157,590
Fund shares sold	3,114,451
Interest	20,761,771
Investments matured, at value (Cost $1,159,572)	753,721
Investment for trustee deferred compensation and retirement plans	105,646
Other assets	116,123
Total assets	1,969,430,117

Liabilities:
Floating rate note obligations	40,715,000
Other investments:
Variation margin payable - futures contracts	30,938
Payable for:
Investments purchased	8,409,689
Dividends	1,106,680
Fund shares reacquired	2,106,833
Amount due custodian	2,881,886
Accrued fees to affiliates	754,668
Accrued trustees’ and officers’ fees and benefits	5,586
Accrued other operating expenses	131,226
Trustee deferred compensation and retirement plans	116,628
Total liabilities	56,259,134
Net assets applicable to shares outstanding	$1,913,170,983

Net assets consist of:
Shares of beneficial interest	$1,858,367,505
Distributable earnings	54,803,478
$1,913,170,983

Net Assets:
Class A	$1,279,265,157
Class C	$140,727,660
Class Y	$488,661,362
Class R6	$4,516,804

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	113,351,522
Class C	12,503,311
Class Y	43,327,873
Class R6	400,564
Class A:
Net asset value per share	$11.29
Maximum offering price per share (Net asset value of $11.29 ÷ 97.50%)	$11.58
Class C:
Net asset value and offering price per share	$11.26
Class Y:
Net asset value and offering price per share	$11.28
Class R6:
Net asset value and offering price per share	$11.28

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34	Invesco Intermediate Term Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2020

(Unaudited)

Investment income:
Interest	$30,988,103

Expenses:
Advisory fees	3,842,352

Administrative services fees	124,951

Custodian fees	8,332

Distribution fees:
Class A	1,461,889

Class C	730,555

Interest, facilities and maintenance fees	247,081

Transfer agent fees – A, C and Y	744,306

Transfer agent fees – R6	26

Trustees’ and officers’ fees and benefits	15,361

Registration and filing fees	78,349

Reports to shareholders	44,003

Professional services fees	36,190

Other	13,221

Total expenses	7,346,616

Less: Expenses reimbursed and/or expense offset arrangement(s)	(123)

Net expenses	7,346,493

Net investment income	23,641,610

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(12,281,298)

Futures contracts	(3,072,225)

(15,353,523)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(34,572,727)

Futures contracts	832,703

(33,740,024)

Net realized and unrealized gain (loss)	(49,093,547)

Net increase (decrease) in net assets resulting from operations	$(25,451,937)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35	Invesco Intermediate Term Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2020 and the year ended February 29, 2020

(Unaudited)

	August 31,	February 29,
	2020	2020

Operations:
Net investment income	$23,641,610	$39,016,826

Net realized gain (loss)	(15,353,523)	(3,379,120)

Change in net unrealized appreciation (depreciation)	(33,740,024)	92,274,869

Net increase (decrease) in net assets resulting from operations	(25,451,937)	127,912,575

Distributions to shareholders from distributable earnings:
Class A	(14,724,406)	(25,893,042)

Class C	(1,296,878)	(2,382,441)

Class Y	(6,564,589)	(13,586,786)

Class R6	(60,952)	(24,766)

Total distributions from distributable earnings	(22,646,825)	(41,887,035)

Share transactions–net:
Class A	193,406,160	212,649,338

Class C	(732,030)	32,464,371

Class Y	11,889,025	53,468,799

Class R6	370,465	4,162,766

Net increase in net assets resulting from share transactions	204,933,620	302,745,274

Net increase in net assets	156,834,858	388,770,814

Net assets:
Beginning of period	1,756,336,125	1,367,565,311

End of period	$1,913,170,983	$1,756,336,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36	Invesco Intermediate Term Municipal Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/20	$11.66	$0.15	$(0.38)	$(0.23)	$(0.14)	$11.29	(1.94)%	$1,279,265	0.82	%(d)	0.82	%(d)	0.79	%(d)	2.63	%(d)	20%
Year ended 02/29/20	11.02	0.29	0.66	0.95	(0.31)	11.66	8.75	1,114,423	0.89		0.89		0.84		2.56		11
Year ended 02/28/19	10.99	0.31	0.03	0.34	(0.31)	11.02	3.19	848,116	0.88		0.91		0.84		2.85		27
Year ended 02/28/18	10.97	0.31	0.02	0.33	(0.31)	10.99	3.03	766,748	0.87		0.91		0.84		2.79		16
Year ended 02/28/17	11.29	0.30	(0.33)	(0.03)	(0.29)	10.97	(0.30)	701,376	0.85		0.90		0.82		2.71		20
Year ended 02/29/16	11.23	0.32	0.04	0.36	(0.30)	11.29	3.25	648,535	0.82		0.90		0.80		2.88		7
Class C
Six months ended 08/31/20	11.62	0.11	(0.37)	(0.26)	(0.10)	11.26	(2.23)	140,728	1.57	(d)	1.57	(d)	1.54	(d)	1.88	(d)	20
Year ended 02/29/20	10.99	0.20	0.66	0.86	(0.23)	11.62	7.87	145,443	1.64		1.64		1.59		1.81		11
Year ended 02/28/19	10.96	0.23	0.03	0.26	(0.23)	10.99	2.42	106,166	1.63		1.66		1.59		2.10		27
Year ended 02/28/18	10.94	0.23	0.02	0.25	(0.23)	10.96	2.26	236,475	1.62		1.66		1.59		2.04		16
Year ended 02/28/17	11.26	0.22	(0.34)	(0.12)	(0.20)	10.94	(1.06)	234,811	1.60		1.65		1.57		1.96		20
Year ended 02/29/16	11.20	0.24	0.04	0.28	(0.22)	11.26	2.53	204,971	1.57		1.65		1.55		2.13		7
Class Y
Six months ended 08/31/20	11.65	0.16	(0.38)	(0.22)	(0.15)	11.28	(1.81)	488,661	0.57	(d)	0.57	(d)	0.54	(d)	2.88	(d)	20
Year ended 02/29/20	11.02	0.32	0.65	0.97	(0.34)	11.65	8.93	492,202	0.64		0.64		0.59		2.81		11
Year ended 02/28/19	10.98	0.34	0.04	0.38	(0.34)	11.02	3.54	413,274	0.63		0.66		0.59		3.10		27
Year ended 02/28/18	10.96	0.34	0.02	0.36	(0.34)	10.98	3.29	334,820	0.62		0.66		0.59		3.04		16
Year ended 02/28/17	11.28	0.33	(0.33)	0.00	(0.32)	10.96	(0.05)	271,646	0.60		0.65		0.57		2.96		20
Year ended 02/29/16	11.22	0.35	0.04	0.39	(0.33)	11.28	3.51	212,783	0.57		0.65		0.55		3.13		7
Class R6
Six months ended 08/31/20	11.65	0.17	(0.38)	(0.21)	(0.16)	11.28	(1.78)	4,517	0.49	(d)	0.49	(d)	0.46	(d)	2.96	(d)	20
Year ended 02/29/20	11.01	0.32	0.66	0.98	(0.34)	11.65	9.03	4,268	0.64		0.64		0.59		2.81		11
Year ended 02/28/19	10.97	0.34	0.04	0.38	(0.34)	11.01	3.54	10	0.63		0.67		0.59		3.10		27
Period ended 02/28/18(e)	10.99	0.31	(0.02)	0.29	(0.31)	10.97	2.65	10	0.62	(f)	0.67	(f)	0.59	(f)	3.04	(f)	16

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended August 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $206,116,316 in connection with the acquisition of Invesco Oppenheimer Intermediate Term Municipal Fund into the Fund.

(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,161,089, $144,950, $469,779 and $4,263 for Class A, Class C, Class Y and Class R6 shares, respectively.
(e)	Commencement date of April 4, 2017.
(f)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37	Invesco Intermediate Term Municipal Income Fund

Notes to Financial Statements

August 31, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Intermediate Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature will change from ten years to eight years. The first conversion of Class C shares to Class A shares would occur at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of

38	Invesco Intermediate Term Municipal Income Fund

the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

H.

Accounting Estimates –The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider

39	Invesco Intermediate Term Municipal Income Fund

will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service. The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 500 million	0.500%
Next $250 million	0.450%
Next $250 million	0.425%
Over $1 billion	0.333%

Prior to May 15, 2020, the Fund accrued daily and paid monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 500 million	0.500%
Over $500 million	0.450%

For the six months ended August 31, 2020, the effective advisory fee rate incurred by the Fund was 0.43%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.84%, 1.59%, 0.59% and 0.59%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company

40	Invesco Intermediate Term Municipal Income Fund

(“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% of Class C average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2020, IDI advised the Fund that IDI retained $45,391 in front-end sales commissions from the sale of Class A shares and $132,420 and $942 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$1,943,445,815	$–	$1,943,445,815

Other Investments - Assets*

Investments Matured	–	753,721	–	753,721

Other Investments - Liabilities*

Futures Contracts	(16,422)	–	–	(16,422)

Total Investments	$(16,422)	$1,944,199,536	$–	$1,944,183,114

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

41	Invesco Intermediate Term Municipal Income Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2020:

Value
Interest
Derivative Liabilities	Rate Risk

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(16,422)

Derivatives not subject to master netting agreements	16,422

Total Derivative Liabilities subject to master netting agreements	$-

(a) The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended August 31, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Interest
Rate Risk
Realized Gain (Loss):
Futures contracts	$(3,072,225)
Change in Net Unrealized Appreciation:
Futures contracts	832,703
Total	$(2,239,522)

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$47,573,813

NOTE 5–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2020, the Fund engaged in securities purchases of $139,647,498 and securities sales of $85,292,423, which did not result in any net realized gains (losses).

NOTE 6–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $123.

NOTE 7–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8–Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2020 were $40,078,571 and 1.22%, respectively.

42	Invesco Intermediate Term Municipal Income Fund

NOTE 9–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 29, 2020, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$20,278,016	$9,097,475	$29,375,491

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2020 was $349,325,926 and $343,187,643, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$110,541,038

Aggregate unrealized (depreciation) of investments	(12,134,496)

Net unrealized appreciation of investments	$98,406,542

Cost of investments for tax purposes is $1,845,776,572.

NOTE 11–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2020(a)		February 29, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	25,581,168	$281,847,277	36,871,281	$419,216,381

Class C	1,818,804	19,990,337	6,293,548	71,369,191

Class Y	7,379,747	81,263,524	13,483,869	152,813,307

Class R6	94,053	1,018,295	364,895	4,155,100

Issued as reinvestment of dividends:
Class A	934,439	10,332,600	1,587,358	18,051,345

Class C	95,664	1,054,062	170,204	1,930,123

Class Y	431,125	4,759,268	889,370	10,103,888

Class R6	3,583	39,524	2,045	23,518

Automatic conversion of Class C shares to Class A shares:
Class A	1,237,584	13,889,594	510,266	5,791,917

Class C	(1,240,920)	(13,889,594)	(511,711)	(5,791,917)

Issued in connection with acquisitions:(b)
Class A	11,982,040	129,527,184	-	-

Class C	2,114,190	22,789,658	-	-

Class Y	5,753,884	62,155,305	-	-

Class R6	2,060	22,245	-	-

43	Invesco Intermediate Term Municipal Income Fund

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2020(a)		February 29, 2020
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(21,975,987)	$(242,190,495)	(20,311,458)	$(230,410,305)

Class C	(2,796,683)	(30,676,493)	(3,098,952)	(35,043,026)

Class Y	(12,486,673)	(136,289,072)	(9,639,835)	(109,448,396)

Class R6	(65,600)	(709,599)	(1,383)	(15,852)

Net increase in share activity	18,862,478	$204,933,620	26,609,497	$302,745,274

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on May 15, 2020, the Fund acquired all the net assets of Invesco Oppenheimer Intermediate Term Municipal Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 19,852,174 shares of the Fund for 48,992,092 shares outstanding of the Target Fund as of the close of business on May 15, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 15, 2020. The Target Fund’s net assets as of the close of business on May 15, 2020 of $214,494,392, including $4,468,922 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,613,231,447 and $1,827,725,839 immediately after the acquisition.

The pro forma results of operations for the six months ended August 31, 2020 assuming the reorganization had been completed on March 1, 2020, the beginning of the semi-annual reporting period are as follows:

Net investment income	$24,761,167

Net realized/unrealized gains	(61,642,904)

Change in net assets resulting from operations	$36,881,737

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 16, 2020.

NOTE 12–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

44	Invesco Intermediate Term Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(03/01/20)	(08/31/20)[1]	Period[2]	(08/31/20)	Period[2]	Ratio
Class A	$1,000.00	$980.60	$4.09	$1,021.07	$4.18	0.82%
Class C	1,000.00	977.70	7.83	1,017.29	7.98	1.57
Class Y	1,000.00	981.90	2.85	1,022.33	2.91	0.57
Class R6	1,000.00	982.20	2.45	1,022.74	2.50	0.49

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

45	Invesco Intermediate Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Intermediate Term Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 2-17 Years Investment Grade Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020 and that the Broadridge materials did not reflect this reduced contractual management fee schedule. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative

46	Invesco Intermediate Term Municipal Income Fund

information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were in the fifth, fourth and fifth quintiles of its expense group, respectively, and discussed with management reasons for such relative actual and contractual management fees and total expenses. The Board also discussed with management any impact that the reduction of the Fund’s contractual management fee schedule effective May 2020 would have on the Fund’s actual management fees and total expense ratio peer group rankings.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

47	Invesco Intermediate Term Municipal Income Fund

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	Invesco Distributors, Inc.	VK-ITMI-SAR-1

Semiannual Report to Shareholders	August 31, 2020

Invesco Limited Term California Municipal Fund
Effective September 30, 2020, Invesco Oppenheimer Rochester® Limited Term California Municipal Fund was renamed Invesco Limited Term California Municipal Fund.
Nasdaq: A: OLCAX ∎ C: OLCCX ∎ Y: OLCYX ∎ R6: IORLX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
18	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
27	Fund Expenses
28	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2	Invesco Limited Term California Municipal Fund

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 2/29/20 to 8/31/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-1.06%
Class C Shares	-1.44
Class Y Shares	-0.93
Class R6 Shares	-0.91
Bloomberg Barclays 5 Year Municipal Bond Index▼	1.48
U.S. Consumer Price Index∎	0.48

Source(s): ▼RIMES Technologies Corp.; ∎ Bloomberg L.P.

The Bloomberg Barclays 5 Year Municipal Bond Index is an unmanaged index of fixed-rate, investment-grade municipal securities with maturities of four to six years.
The U.S. Consumer Price Index is a measure of change in consumer prices as determined by the U.S. Bureau of Labor Statistics.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3	Invesco Limited Term California Municipal Fund

Average Annual Total Returns
As of 8/31/20, including maximum applicable sales charges

Class A Shares
Inception (2/25/04)	3.80%
10 Years	3.17
5 Years	3.38
1 Year	-0.68

Class C Shares
Inception (2/25/04)	3.48%
10 Years	2.63
5 Years	3.06
1 Year	-0.07

Class Y Shares
Inception (11/29/10)	3.86%
5 Years	4.13
1 Year	2.23

Class R6 Shares
10 Years	3.44%
5 Years	3.90
1 Year	1.99

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester Limited Term California Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® Limited Term California Municipal Fund (the Fund). Returns shown above, prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 2.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a

CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4	Invesco Limited Term California Municipal Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing

HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5	Invesco Limited Term California Municipal Fund

Schedule of Investments

August 31, 2020

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.32%
California–90.32%
ABAG Finance Authority for Nonprofit Corps. (Episcopal Senior Communities);
Series 2011, Ref. RB	6.13%	07/01/2026	$3,420	$3,516,752
Series 2012 B, Ref. RB	5.00%	07/01/2024	250	262,293
ABAG Finance Authority for Nonprofit Corps. (Insured Nonprofit Combined Financing 2); Series 1993, COP (INS - Cal-Mortgage)(a)	5.80%	03/01/2023	5	5,020
ABAG Finance Authority for Nonprofit Corps. (Palo Alto Garden Apartments; Series 1999 A, RB(b)	5.35%	10/01/2029	195	195,499
Adelanto (City of), CA Improvement Agency; Series 1993 B, Ref. RB (INS - FGIC)(a)	5.50%	12/01/2023	335	336,625
Adelanto (City of), CA Public Financing Authority; Series 1996 B, RB	6.30%	09/01/2028	595	612,422
Adelanto (City of), CA Public Utility Authority; Series 2014 A, RB	5.00%	07/01/2024	2,960	2,969,413
Alameda (County of), CA Corridor Transportation Authority; Series 2013 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2029	1,750	1,950,252
Alameda (County of), CA Redevelopment Agency; Series 2006 A, RB (INS - NATL)(a)	4.38%	08/01/2030	10	10,024
Apple Valley (Town of), CA Redevelopment Agency (VVEDA Project Area); Series 2007, RB	4.75%	06/01/2037	55	55,148
Arcadia (City of), CA Redevelopment Agency (Central Redevelopment); Series 2001 A, RB (INS - NATL)(a)	5.13%	05/01/2023	180	180,666
Association of Bay Area Governments (California Redevelopment Agency Pool); Series 1994 A, RB (INS - AGM)(a)	6.00%	12/15/2024	160	162,517
Beaumont (City of), CA Financing Authority; Series 1994 A, RB	7.00%	09/01/2023	60	60,152
Beaumont (City of), CA Financing Authority (Improvement Area No. 17B); Series 2011 A, RB(c)(d)	6.38%	09/01/2021	200	212,194
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	740	846,449
Beaumont (City of), CA Financing Authority (Improvement Area No. 19C); Series 2013 A, RB	5.00%	09/01/2027	655	720,100
Bell (City of), CA Community Redevelopment Agency; Series 2003, Ref. RB (INS - AGC)(a)	5.63%	10/01/2033	25	25,085
Blythe (City of), CA Financing Authority (City Hall & County Courthouse); Series 1997, RB (INS - NATL)(a)	5.50%	09/01/2027	75	75,818
California (County of), CA Tobacco Securitization Agency; Series 2020 B-1, Ref. RB	5.00%	06/01/2049	10,135	11,977,644
California (State of);
Series 1972 S, GO Bonds	5.25%	04/01/2021	25	25,102
Series 1992, GO Bonds (INS - NATL)(a)	6.00%	10/01/2021	55	56,860
Series 1992, GO Bonds	5.50%	10/01/2022	20	20,623
Series 1992, GO Bonds (INS - NATL)(a)	5.00%	11/01/2022	80	80,638
Series 1992, GO Bonds (INS - FGIC)(a)	5.00%	11/01/2022	25	25,200
Series 1993, GO Bonds (INS - NATL)(a)	5.90%	04/01/2023	170	175,690
Series 1993, GO Bonds	5.90%	04/01/2023	1,100	1,136,817
Series 1994, GO Bonds	5.75%	03/01/2023	85	87,348
Series 1994, GO Bonds	6.00%	03/01/2024	45	46,296
Series 1994, GO Bonds	6.00%	05/01/2024	5	5,062
Series 1994, GO Bonds (INS - NATL)(a)	6.00%	08/01/2024	90	92,151
Series 1995, GO Bonds (INS - AMBAC)(a)	5.90%	03/01/2025	60	61,690
Series 1996, GO Bonds (INS - AMBAC)(a)	5.25%	06/01/2021	50	50,628
Series 1996, GO Bonds (INS - FGIC)(a)	5.38%	06/01/2026	110	111,384
Series 1996, GO Bonds (INS - NATL)(a)	5.38%	06/01/2026	15	15,189
Series 1996, Ref. GO Bonds (INS - FGIC)(a)	5.60%	09/01/2021	40	41,079
Series 1996, Ref. GO Bonds	5.63%	09/01/2024	10	10,269
Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2021	55	56,740
Series 1997, GO Bonds (INS - NATL)(a)	5.00%	10/01/2023	15	15,059
Series 1997, GO Bonds	5.00%	10/01/2023	30	30,118
Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2023	235	242,492
Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2026	10	10,308
Series 1997, GO Bonds	5.13%	10/01/2027	20	20,077
Series 2000, GO Bonds	5.63%	05/01/2026	40	40,172
Series 2001, GO Bonds	5.20%	11/01/2031	5	5,019
Series 2002, GO Bonds	5.00%	10/01/2022	5	5,020
Series 2002, GO Bonds (INS - SGI)(a)	5.00%	10/01/2028	5	5,019
Series 2010, GO Bonds	5.30%	03/01/2029	350	351,407
Series 2010, GO Bonds	5.25%	03/01/2030	2,000	2,007,920
Series 2010, GO Bonds	5.38%	03/01/2030	6,345	6,370,824
Series 2011, GO Bonds	5.25%	09/01/2028	1,000	1,048,840

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Series 2011, Ref. GO Bonds	5.25%	09/01/2024	$4,970	$5,218,898
Series 2016, Ref. GO Bonds	5.00%	09/01/2030	745	779,382
Series 2019, Ref. GO Bonds	4.00%	10/01/2039	5,000	5,991,650

California (State of) Community College Financing Authority (Grossmont-Cuyamaca Community College District, Palomar Community College District & Shasta-Tehama-Trinity Joint Community College District);

Series 2001 A, RB (INS - NATL)(a)	5.00%	04/01/2021	10	10,282
Series 2001 A, RB (INS - NATL)(a)	5.63%	04/01/2026	680	700,257
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.00%	05/01/2033	600	627,144
California (State of) County Tobacco Securitization Agency;
Series 2007 B, RB	5.10%	06/01/2028	340	340,228
Series 2014, Ref. RB	4.00%	06/01/2029	4,690	4,710,730
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	380	380,369
Series 2002, RB	6.00%	06/01/2042	4,735	4,739,593
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.); Series 2002, RB	6.00%	06/01/2035	4,655	4,659,515
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2005, Ref. RB	5.00%	06/01/2026	65	65,176
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	265	265,257
California (State of) Department of Water Resources (Central Valley); Series 1972, RB	5.25%	07/01/2022	230	230,952
California (State of) Educational Facilities Authority (California College of the Arts);
Series 2012, RB(c)(d)	5.00%	06/01/2022	400	432,444
Series 2012, RB(c)	5.00%	06/01/2022	1,135	1,227,060
California (State of) Educational Facilities Authority (Chapman University); Series 2011, RB	5.00%	04/01/2026	3,070	3,140,518
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2030	710	839,334
California (State of) Educational Facilities Authority (Southwestern University); Series 2003, Ref. RB	5.00%	11/01/2023	95	95,231
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2015, Ref. RB	5.00%	11/15/2032	1,750	2,105,355
California (State of) Health Facilities Financing Authority (El Camino Hospital);
Series 2015 A, Ref. RB	5.00%	02/01/2032	1,750	2,016,682
Series 2015 A, Ref. RB	5.00%	02/01/2033	3,000	3,445,260
California (State of) Health Facilities Financing Authority (Gateways Hospital and Mental Health Center);
Series 2011 B, RB (INS - Cal-Mortgage)(a)	4.30%	12/01/2023	15	15,044
Series 2011 B, RB (INS - Cal-Mortgage)(a)	4.45%	12/01/2024	10	10,030
California (State of) Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center, Inc.); Series 1998 A, RB (INS - NATL)(a)	5.25%	06/01/2023	20	20,053
California (State of) Health Facilities Financing Authority (Stanford Health Care); Series 2017 A, Ref. RB	4.00%	11/15/2040	6,000	6,860,760
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2011 D, Ref. RB	5.25%	08/15/2031	11,045	11,533,079
Series 2011 D, Ref. RB	5.00%	08/15/2035	2,700	2,797,551
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,800	2,240,208
Series 2017 A, Ref. RB	5.00%	11/15/2033	3,000	3,718,920
Series 2017 A, Ref. RB	5.00%	11/15/2035	1,500	1,845,765
Series 2017 A, Ref. RB	5.00%	11/15/2037	4,490	5,491,584
California (State of) Housing Finance Agency;
Series 2004 C, VRD RB (INS - AGM)(a)(e)	0.05%	02/01/2037	130	130,000
Series 2019 A-1, RB	4.25%	01/15/2035	4,930	5,557,933
California (State of) Infrastructure & Economic Development Bank (California Science Center Phase II);
Series 2016 A, Ref. RB	5.00%	05/01/2027	1,505	1,816,746
Series 2016 A, Ref. RB	5.00%	05/01/2028	775	930,566
Series 2016 A, Ref. RB	5.00%	05/01/2029	910	1,087,377
Series 2016 A, Ref. RB	5.00%	05/01/2030	740	880,119
Series 2016 A, Ref. RB	5.00%	05/01/2031	910	1,112,511
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts); Series 2016, Ref. RB	5.00%	07/01/2026	5,000	5,638,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Biola University);
Series 2013, RB	5.00%	10/01/2029	$335	$365,351
Series 2013, RB	5.00%	10/01/2030	465	505,999
California (State of) Municipal Finance Authority (CHF -Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2040	3,080	3,695,384
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	10,385	12,512,886
Series 2018, RB	5.00%	05/15/2037	2,500	2,904,025
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2032	2,120	2,566,769
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	2,000	2,409,800
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2034	1,260	1,513,991
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2036	1,900	2,267,327
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2038	2,275	2,699,924
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2028	3,000	3,659,370
Series 2017 A, Ref. RB	5.00%	02/01/2029	3,400	4,113,694
Series 2017 A, Ref. RB	5.00%	02/01/2030	3,500	4,202,765
Series 2017 A, Ref. RB	5.00%	02/01/2031	2,000	2,390,220
Series 2017 A, Ref. RB	5.00%	02/01/2032	1,500	1,783,980
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2030	2,155	2,582,401
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB(c)(d)	5.00%	01/01/2022	190	201,611
Series 2011, RB	5.00%	01/01/2028	40	41,855
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(b)	5.00%	12/31/2033	8,385	9,922,725
Series 2018 A, RB(b)	5.00%	12/31/2034	6,500	7,669,805
Series 2018, RB(b)	5.00%	12/31/2035	2,700	3,173,742
California (State of) Municipal Finance Authority (NorthBay Healthcare Group);
Series 2015, RB	5.00%	11/01/2030	440	484,717
Series 2015, RB	5.00%	11/01/2035	1,100	1,191,905
Series 2017 A, RB	5.00%	11/01/2028	1,000	1,146,350
Series 2017 A, RB	5.25%	11/01/2029	750	874,012
California (State of) Municipal Finance Authority (San Bernardino Municipal Water Department Water Facilities);
Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/01/2033	1,580	1,938,628
Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/01/2035	1,715	2,092,163
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(b)	4.00%	07/15/2029	1,100	1,100,770
California (State of) Pollution Control Finance Authority; Series 2012, RB(b)(f)	5.00%	07/01/2030	1,000	1,054,560
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(b)(f)(g)	7.00%	07/01/2022	1,000	580,000
Series 2017, RB(b)(f)(g)	7.50%	07/01/2032	4,000	2,320,000
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(f)	5.00%	07/01/2039	1,500	1,747,260
California (State of) Pollution Control Financing Authority (Southern California Water Co.); Series 1996 A, RB (INS - NATL)(a)(b)	5.50%	12/01/2026	1,030	1,032,214
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 A, RB(f)	5.00%	07/01/2036	250	262,918
California (State of) Public Works Board (California Community Colleges);
Series 2004 B, RB	5.13%	06/01/2025	15	15,059
Series 2004 B, RB	5.13%	06/01/2029	45	45,176
Series 2005 E, RB (INS - BHAC)(a)	5.00%	10/01/2024	50	50,194
Series 2007 B, RB (INS - NATL)(a)	4.25%	03/01/2026	5	5,016
Series 2007 B, RB (INS - NATL)(a)	5.00%	03/01/2027	50	50,192
California (State of) Public Works Board (California Highway Patrol); Series 2000 C, RB	5.25%	11/01/2020	10	10,041
California (State of) Public Works Board (Department of Corrections & Rehabilitation);
Series 2000 A, RB (INS - AMBAC)(a)	5.63%	10/01/2020	45	45,198
Series 2005 G, RB (INS - NATL)(a)	4.25%	10/01/2021	10	10,033
Series 2011 C, RB	5.75%	10/01/2031	2,000	2,114,560

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Public Works Board (Department of Forestry & Fire Protection); Series 2006 C, RB (INS - AGM)(a)	5.00%	04/01/2026	$2,000	$2,007,680
California (State of) Public Works Board (Department of Justice); Series 2000 D, RB	5.25%	11/01/2020	10	10,041
California (State of) Public Works Board (Department of Mental Health);
Series 2003 B, RB	5.25%	04/01/2023	15	15,058
Series 2006 I, RB (INS - NATL)(a)	4.20%	11/01/2026	5	5,015
California (State of) Public Works Board (Judicial Council of California);
Series 2011 D, RB	5.25%	12/01/2026	3,000	3,181,860
Series 2013 A, RB	5.00%	03/01/2026	875	976,351
California (State of) Public Works Board (Trustees of the California State University); Series 2010 B-1, RB	5.13%	03/01/2023	2,000	2,008,040
California (State of) School Finance Authority (Coastal Academy); Series 2013 A, RB(f)	5.00%	10/01/2022	490	508,453
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(f)	5.50%	07/01/2027	1,225	1,333,804
California (State of) School Finance Authority (HTH Learning); Series 2017 A, Ref. RB(f)	5.00%	07/01/2032	1,705	1,962,353
California (State of) Statewide Communities Development Authority; Series 2005 D, RB (INS - AGM)(a)	4.25%	10/01/2021	15	15,050
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main); Series 2012 A, RB	5.13%	07/01/2022	135	139,181
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2002-1); Series 2002 1, RB(b)	6.35%	09/01/2021	25	25,047
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,000	1,039,970
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017 A, Ref. RB	5.00%	04/01/2031	175	206,841
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(b)	5.20%	06/01/2036	890	892,109
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(f)	5.00%	07/01/2029	900	922,212
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2002 B, RB (INS - AGM)(a)	5.25%	10/01/2027	5	5,020
California (State of) Statewide Communities Development Authority (River Run Senior Apartments - Corona); Series 2003, RB(b)	6.75%	09/01/2037	45	45,072
California (State of) Statewide Communities Development Authority (Sherman Oaks); Series 1998 A, RB (INS - AMBAC)(a)	5.00%	08/01/2022	740	748,399
California (State of) Statewide Communities Development Authority (Southern California Edison Co.); Series 2010 A, Ref. RB	4.50%	09/01/2029	10,000	10,017,300
California (State of) Statewide Communities Development Authority (Sutter Health); Series 2011 C, RB	5.00%	08/15/2026	1,160	1,208,998
California (State of) Statewide Communities Development Authority (Total Road Improvement Program);
Series 2012 B, COP	5.25%	06/01/2023	490	530,626
Series 2012 B, COP	5.25%	06/01/2024	515	557,508
Series 2012 B, COP	5.25%	06/01/2025	545	589,586
Series 2012 B, COP	5.25%	06/01/2026	575	621,621
Series 2012 B, COP	5.25%	06/01/2027	605	653,606
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments); Series 2012, Ref. RB	5.38%	05/15/2038	1,000	1,019,870
California (State of) Statewide Communities Development Authority (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC);
Series 2012, Ref. RB	5.13%	05/15/2031	310	316,473
Series 2016, Ref. RB	5.00%	05/15/2030	1,500	1,702,365
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	5.63%	05/01/2029	1,413	1,418,214
Series 2002 A, RB	6.00%	05/01/2037	3,395	3,407,528
Series 2002 B, RB	5.63%	05/01/2029	650	652,398
California State University; Series 2019 A, RB	4.00%	11/01/2041	3,480	4,159,018
California Statewide Communities Development Authority; Series 2015, Ref. RB	5.00%	09/02/2035	3,515	3,800,594
Calimesa (City of), CA; Series 2020, RB	4.00%	09/01/2037	415	460,418
Carlsbad (City of), CA Housing & Redevelopment Commission; Series 1993, RB (INS - NATL)(a)	5.30%	09/01/2023	10	10,192
Carson (City of), CA (Assessment District No. 92-1); Series 1992, RB	7.38%	09/02/2022	15	15,442
Carson (City of), CA Redevelopment Agency; Series 2010 A, RB(c)	5.00%	10/01/2030	1,000	1,003,920
Cerritos (City of), CA Public Financing Authority; Series 2002 A, RB (INS - AMBAC)(a)	4.55%	11/01/2024	5	5,014
Cerritos Community College District (Election of 2018); Series 2019 A, GO Bonds	4.00%	06/01/2043	5,000	5,795,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2028	$1,230	$1,469,038
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2029	1,280	1,523,251
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2030	900	1,066,698
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2031	950	1,121,399
Chula Vista (City of), CA (San Diego Gas & Electric Co.);
Series 2004 B, IDR	5.88%	02/15/2034	5,000	5,018,650
Series 2004 D, IDR	5.88%	01/01/2034	1,000	1,003,730
Cloverdale Unified School District; Series 2019 A, GO Bonds	5.25%	08/01/2044	3,500	4,372,480
Colton (City of), CA Public Financing Authority; Series 2007 A, RB (INS - AMBAC)(a)	4.70%	04/01/2032	15	15,043
Compton (City of), CA; Series 1998, Ref. RB (INS - NATL)(a)	5.38%	09/01/2023	175	175,758
Compton Community College District;
Series 2012, Ref. GO Bonds	5.00%	07/01/2021	1,895	1,969,473
Series 2012, Ref. GO Bonds	5.00%	07/01/2023	1,310	1,417,774
Cudahy (City of), CA Community Development Commission Successor Agency (City-Wide Redevelopment);
Series 2011 A, RB(c)	7.13%	10/01/2020	110	110,607
Series 2011 A, RB(c)	7.25%	10/01/2021	130	139,724
Series 2011 A, RB(c)(d)	7.75%	10/01/2021	315	340,260
Series 2011 B, RB(c)	6.88%	10/01/2020	35	35,188
Series 2011 B, RB(c)	7.00%	10/01/2021	185	198,340
Cypress (City of), CA (Cypress Business and Professional Center Assessment District); Series 1998, RB	5.70%	09/02/2022	10	10,019
Delano Joint Union High School District; Series 2003 A, Ref. GO Bonds (INS - NATL)(a)	5.10%	02/01/2023	975	1,084,590
Dinuba (City of), CA Redevelopment Agency; Series 2011 A, Ref. RB(c)(d)	5.75%	09/01/2021	170	177,261
Downey (City of), CA Community Development Commission; Series 1997, Ref. RB (INS - NATL)(a)	5.13%	08/01/2028	50	50,549
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development);
Series 2012, Ref. RB	5.00%	09/01/2026	620	679,787
Series 2012, Ref. RB	5.00%	09/01/2027	790	865,342
El Monte Union High School District; Series 2019 A, GO Bonds	4.00%	06/01/2037	1,440	1,672,488
Fontana (City of), CA (Community Facilities District No. 80);
Series 2017, RB	5.00%	09/01/2026	290	349,035
Series 2017, RB	5.00%	09/01/2029	175	211,187
Fresno (City of), CA Joint Powers Financing Authority (Master Lease); Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2030	675	832,079
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2031	1,000	1,219,800
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2032	500	606,770
Galt (City of), CA Redevelopment Agency; Series 2011, RB	7.38%	09/01/2033	400	425,148
Golden State Tobacco Securitization Corp.;
Series 2017 A-1, Ref. RB	5.00%	06/01/2027	1,850	2,308,374
Series 2017 A-1, Ref. RB	5.00%	06/01/2028	6,560	8,113,342
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	2,090	2,554,691
Granada Sanitary District (2003 Reassessment & Ref.); Series 2003 A, RB	6.13%	09/02/2022	10	10,244
Hawthorne (City of), CA Community Redevelopment Agency Successor Agency (Community Facilities District No. 1999-1); Series 2010, Ref. RB	6.13%	10/01/2025	3,220	3,311,351
Huntington Beach (City of), CA (Community Facilities District No. 2002-1 - Improvement Area A - McDonnell Centre Business Park); Series 2002 A, RB	6.25%	09/01/2027	20	20,565
Huntington Beach (City of), CA (Community Facilities District No. 2003-1 - Huntington Center);
Series 2013, Ref. RB	5.25%	09/01/2025	1,055	1,058,418
Series 2013, Ref. RB	5.25%	09/01/2026	1,115	1,118,501
Huntington Beach (City of), CA Redevelopment Agency; Series 1999, Ref. RB (INS - AGM)(a)	5.00%	08/01/2024	15	15,055
Huntington Park (City of), CA Public Financing Authority; Series 2004 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2022	15	15,058
Imperial (City of), CA Public Financing Authority (Water Facility); Series 2012, RB	5.00%	10/15/2026	2,735	3,009,074
Inland Empire Tobacco Securitization Corp.; Series 2019, Ref. RB	3.68%	06/01/2038	9,665	10,288,392
Irvine (City of), CA (Reassessment District No. 13-1); Series 2012, RB	5.00%	09/02/2025	710	801,299
Kern Valley Healthcare District; Series 2003, Ref. RB (INS - Cal-Mortgage)(a)	5.25%	08/01/2021	25	25,103
La Mesa (City of), CA (Assessment District No. 98-1); Series 1998, RB	5.75%	09/02/2023	20	20,371
Lancaster (City of), CA Redevelopment Agency Successor Agency (Lancaster Public Capital Improvements); Series 2010, Ref. RB	5.50%	12/01/2028	615	620,510
Lodi (City of), CA Public Financing Authority; Series 2012, Ref. RB	5.25%	10/01/2026	2,000	2,149,140

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Long Beach (City of), CA; Series 2015, RB	5.00%	05/15/2027	$850	$958,366
Long Beach (City of), CA (Community Facilities District No. 6); Series 2002, RB	6.25%	10/01/2026	35	35,089
Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.25%	11/15/2023	1,435	1,637,966
Series 2007 A, RB	5.50%	11/15/2037	100	145,669
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	30	30,127
Los Angeles (City of), CA (FHA Insured Mortgage Loans - Section 8 Assisted);
Series 1993 1, Ref. RB (INS - NATL)(a)	6.50%	07/01/2022	5	5,021
Series 1993 II-A, Ref. RB (INS - NATL)(a)	5.35%	07/01/2022	5	5,016
Los Angeles (City of), CA Community Facilities District No. 3 (Cascades Business Park); Series 1997, RB	6.40%	09/01/2022	30	30,417
Los Angeles (City of), CA Department of Airports; Series 2018 B, Ref. RB(b)	5.00%	05/15/2034	1,000	1,226,120
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(b)	5.25%	05/15/2038	3,565	4,380,529
Series 2018 D, Ref. RB(b)	5.00%	05/15/2030	9,000	11,535,750
Los Angeles (City of), CA Department of Water & Power; Series 2018 A, Ref. RB	5.00%	07/01/2038	5,000	6,300,600
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds);
Series 2020 A, RB	4.00%	06/01/2035	1,000	1,231,770
Series 2020 A, RB	4.00%	06/01/2036	1,000	1,224,920
Series 2020 A, RB	4.00%	06/01/2037	3,750	4,571,737
Madera (County of), CA (Valley Children’s Hospital);
Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	455	456,661
Series 1998, COP (INS - NATL)(a)	5.00%	03/15/2023	635	640,372
Madera (County of), CA Board of Education; Series 2011, Ref. COP(c)(d)	6.13%	10/01/2021	325	345,774
Manteca Unified School District (Community Facilities District No. 1989-2); Series 2013 F, RB (INS - AGM)(a)	5.00%	09/01/2027	1,285	1,446,113
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 A, RB	5.00%	09/01/2033	340	391,286
Series 2018 B, RB	5.00%	09/01/2033	250	285,275
Maywood (City of), CA Public Financing Authority (Infrastructure Refinancing); Series 2008 A, Ref. RB	7.00%	09/01/2028	20	20,011
Modesto (City of), CA (Golf Course Ref.); Series 1993 B, COP (INS - NATL)(a)	5.00%	11/01/2023	240	245,945
Modesto (City of), CA Irrigation District; Series 2011 C, Ref. RB	5.00%	07/01/2030	500	519,565
Monrovia (City of), CA Redevelopment Agency Successor Agency (Central Redevelopment - Project Area No. 1); Series 2013, Ref. RB	5.00%	08/01/2026	1,000	1,076,360
Mountain View (City of), CA; Series 2004 A, RB (INS - NATL)(a)	4.50%	06/01/2026	10	10,030
M-S-R Public Power Agency; Series 1991 E, RB(c)	6.00%	07/01/2022	25	26,904
Murrieta Valley Unified School District (Election of 2006); Series 2008, GO Bonds (INS - AGM)(a)	4.00%	09/01/2020	10	10,000
Northern California Energy Authority; Series 2018 A, RB(d)	4.00%	07/01/2024	5,000	5,581,600
Northern Inyo (County of), CA Local Hospital District; Series 2010, RB	6.38%	12/01/2025	835	842,348
Oakland (Port of), CA; Series 2011 O, Ref. RB(b)	5.13%	05/01/2031	2,000	2,055,540
Oakland Unified School District (County of Alameda); Series 2016, Ref. GO Bonds (INS - BAM)(a)	5.00%	08/01/2030	5,000	6,123,700
Oakland Unified School District (Election of 2006); Series 2012 A, GO Bonds	5.00%	08/01/2022	410	435,777
Oceanside (City of), CA (Community Facilities District No. 200-1 - Ocean Ranch Corporate Centre);
Series 2013 A, Ref. RB	5.00%	09/01/2026	685	755,130
Series 2013 A, Ref. RB	5.00%	09/01/2027	745	818,584
Series 2013 A, Ref. RB	5.00%	09/01/2028	805	880,211
Ontario (City of), CA (Assessment District No. 108); Series 1995, RB	7.50%	09/02/2020	295	295,000
Orange (City of), CA (Community Facilities District No. 91-2 - Serrano Heights Public Improvements); Series 2013, Ref. RB	5.00%	10/01/2028	1,495	1,636,861
Oro Grande Elementary School District; Series 2010, COP	5.63%	09/15/2030	255	255,482
Oxnard (City of), CA Financing Authority;
Series 2011, Ref. RB(c)(d)	5.30%	06/01/2021	50	51,938
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2029	2,000	2,308,120
Palo Alto (City of), CA;
Series 1999 A, Ref. RB (INS - AMBAC)(a)	5.25%	06/01/2021	85	86,073
Series 1999 A, Ref. RB (INS - AMBAC)(a)	5.25%	06/01/2024	15	15,184
Palomar Health; Series 2016, Ref. RB	5.00%	11/01/2031	1,625	1,906,239
Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2027	185	223,491
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2028	205	247,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Perris Union High School District; Series 2019 A, GO Bonds (INS - AGM)(a)	4.00%	09/01/2040	$2,000	$2,350,720
Poway Unified School District Public Financing Authority;
Series 2013, RB	5.00%	09/15/2025	850	965,523
Series 2013, RB	5.00%	09/15/2029	1,195	1,351,593
Rancho California Water District Financing Authority; Series 2019 A, Ref. RB	4.00%	08/01/2039	3,200	3,914,336
Rancho Cucamonga (City of), CA (Community Facilities District No. 2003-01 - Improvement Area No. 1); Series 2013, Ref. RB	5.75%	09/01/2028	1,800	1,806,570
Rancho Mirage (City of), CA (Reassessment District No. R22-85);
Series 2002, Ref. RB	5.75%	09/02/2022	10	10,146
Series 2002, Ref. RB	5.75%	09/02/2026	20	20,257
Rancho Mirage (City of), CA (Reassessment District No. R25-90); Series 1998, Ref. RB	5.50%	09/02/2024	10	10,093
Redlands (City of), CA (Community Facilities District No. 2003-1 - Redlands Business Center); Series 2004, RB	5.85%	09/01/2033	10	10,099
Redwood City (City of), CA (Community Facilities District No. 99-1); Series 2012, Ref. RB	5.00%	09/01/2029	690	731,904
Richmond (City of), CA Joint Powers Financing Authority; Series 2016, RB	5.50%	11/01/2029	6,530	7,786,568
Riverside (City of), CA (Riverwalk Auto Center Assessment District);
Series 2012, Ref. RB	5.00%	09/02/2023	315	324,283
Series 2012, Ref. RB	5.00%	09/02/2024	335	344,648
Riverside (City of), CA (Riverwalk Business Center Assessment District); Series 2004, RB	6.25%	09/02/2029	200	205,298
Riverside (City of), CA Public Financing Authority;
Series 2012 A, Ref. RB	5.00%	11/01/2027	1,640	1,805,853
Series 2012 A, Ref. RB	5.00%	11/01/2028	1,155	1,270,211
Riverside (County of), CA (Community Facilities District No. 04-2); Series 2012, Ref. RB	5.00%	09/01/2028	450	479,821
Riverside (County of), CA Redevelopment Successor Agency (Jurupa Valley Redevelopment); Series 2011 B, RB	5.75%	10/01/2020	305	306,373
Riverside Unified School District;
Series 2020, RB	4.00%	09/01/2034	500	555,035
Series 2020, RB	4.00%	09/01/2037	500	550,305
Series 2020, RB	4.00%	09/01/2040	350	382,267
Romoland School District;
Series 2013, RB	5.00%	09/01/2025	365	405,792
Series 2013, RB	5.00%	09/01/2026	440	487,370
Series 2013, RB	5.00%	09/01/2027	405	446,755
Series 2013, RB	5.00%	09/01/2028	500	549,330
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2033	235	256,676
Series 2020, RB	4.00%	09/01/2035	275	298,180
Series 2020, RB	4.00%	09/01/2037	320	344,371
Roseville (City of), CA Natural Gas Financing Authority;
Series 2007, RB	5.00%	02/15/2021	190	193,722
Series 2007, RB	5.00%	02/15/2023	80	88,254
Series 2007, RB	5.00%	02/15/2024	265	302,654
Series 2007, RB	5.00%	02/15/2025	100	117,900
Sacramento (City of), CA (2019 Sacramento Tourism Infrastructure District - Convention Center Ballroom);
Series 2019, RB	4.00%	06/01/2034	1,265	1,367,769
Series 2019, RB	4.00%	06/01/2037	1,760	1,880,912
Sacramento (City of), CA Financing Authority;
Series 1999 A, RB	6.25%	09/01/2023	230	236,495
Series 2013 A, Ref. RB	5.00%	09/01/2024	1,840	2,045,326
Series 2013 A, Ref. RB	5.00%	09/01/2025	850	945,302
Series 2013 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2026	785	872,810
Series 2013 A, Ref. RB	5.00%	09/01/2027	455	505,414
Sacramento (City of), CA Municipal Utility District; Series 2015, Ref. RB	5.00%	07/01/2030	1,235	1,499,920
Sacramento (County of), CA;
Series 1991 A, RB(b)(c)	7.25%	10/01/2023	2,620	2,861,774
Series 2010, Ref. COP	5.75%	02/01/2030	2,975	2,992,731
Series 2018 C, Ref. RB(b)	5.00%	07/01/2037	2,200	2,647,744
Series 2018 C, Ref. RB(b)	5.00%	07/01/2038	3,800	4,560,798

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Sacramento (County of), CA (Juvenile Courthouse);
Series 2003, COP (INS - AMBAC)(a)	5.00%	12/01/2021	$795	$797,878
Series 2003, COP (INS - AMBAC)(a)	5.00%	12/01/2022	555	556,920
Series 2003, COP (INS - AMBAC)(a)	5.00%	12/01/2023	430	431,509
Sacramento (County of), CA Housing Authority; Series 2002 C, RB (INS - AMBAC)(a)(b)	5.25%	06/01/2027	305	305,348
Sacramento (County of), CA Public Financing Authority;
Series 2003 A, RB (INS - NATL)(a)	5.00%	12/01/2022	5	5,017
Series 2003 A, RB (INS - NATL)(a)	5.13%	12/01/2028	15	15,044
Salinas (City of), CA Redevelopment Agency; Series 1996 A, RB (INS - AGM)(a)	5.50%	11/01/2023	55	55,224
San Bernardino (City of), CA Joint Powers Financing Authority;
Series 1999, COP (INS - NATL)(a)	5.50%	09/01/2020	30	30,000
Series 1999, COP (INS - NATL)(a)	5.50%	09/01/2024	250	251,050
Series 2005 A, Ref. RB (INS - AGM)(a)	5.75%	10/01/2023	180	208,213
San Bernardino (City of), CA Redevelopment Agency Successor Agency; Series 1995, RB(b)	7.88%	07/01/2025	15	15,248
San Bernardino Joint Powers Financing Authority; Series 2005 B, Ref. RB (INS - AGM)(a)	5.75%	10/01/2022	50	55,366
Series 2005 B, Ref. RB (INS - AGM)(a)	5.75%	10/01/2023	70	80,972
San Buenaventura (City of), CA; Series 2007 E, COP (INS - NATL)(a)	4.75%	06/01/2032	100	100,291
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB	6.50%	12/01/2022	2,500	2,642,275
Series 2011, RB	7.50%	12/01/2041	1,000	1,052,790
San Diego (City of), CA (Assessment District No. 4096);
Series 2013, Ref. RB	5.00%	09/02/2021	165	167,592
Series 2013, Ref. RB	5.00%	09/02/2022	165	167,440
Series 2013, Ref. RB	5.00%	09/02/2023	175	177,525
Series 2013, Ref. RB	5.00%	09/02/2024	185	187,538
Series 2013, Ref. RB	5.00%	09/02/2025	190	192,371
Series 2013, Ref. RB	5.13%	09/02/2026	205	207,591
Series 2013, Ref. RB	5.13%	09/02/2027	215	217,625
Series 2013, Ref. RB	5.25%	09/02/2028	225	227,745
Series 2013, Ref. RB	5.38%	09/02/2029	240	242,942
Series 2013, Ref. RB	5.38%	09/02/2030	250	252,993
Series 2013, Ref. RB	5.50%	09/02/2031	260	263,065
Series 2013, Ref. RB	5.50%	09/02/2032	280	283,209
San Diego (City of), CA Community Facilities District No. 3;
Series 2013, Ref. RB	5.00%	09/01/2025	545	603,865
Series 2013, Ref. RB	5.00%	09/01/2027	610	670,250
Series 2013, Ref. RB	5.00%	09/01/2028	640	701,171
Series 2013, Ref. RB	5.00%	09/01/2030	720	782,856
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement);
Series 2015 A, RB	5.00%	10/15/2033	1,250	1,509,375
Series 2015 A, RB	5.00%	10/15/2034	1,000	1,204,720
San Diego (City of), CA Redevelopment Agency Successor Agency; Series 2003 B, RB	5.25%	09/01/2026	95	95,381
San Diego (County of), CA Regional Airport Authority;
Series 2013 B, RB(b)	5.00%	07/01/2026	1,520	1,687,504
Series 2017 B, RB(b)	5.00%	07/01/2037	1,000	1,187,070
San Diego (County of), CA Water Authority;
Series 1998 A, COP (INS - NATL)(a)	4.75%	05/01/2028	95	95,321
Series 2011 B, Ref. RB(c)	5.00%	05/01/2030	5,000	5,162,550
Series 2011 B, Ref. RB(c)	5.00%	05/01/2031	500	516,255
San Francisco (City & County of), CA (Bayshore Hester Assessment District No. 95-1); Series 1996, RB	6.85%	09/02/2026	20	20,935
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2018 D, RB(b)	5.25%	05/01/2048	8,000	9,676,480
Series 2019 A, RB(b)	5.00%	05/01/2037	8,000	9,905,120
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds); Series 2018 A, RB	4.00%	10/01/2043	10,000	11,681,400
San Francisco (City & County of), CA Redevelopment Agency Successor Agency; Series 2013 A, Ref. RB	5.00%	08/01/2023	500	538,100
San Francisco Bay Area Rapid Transit District;
Series 2019 A, RB	4.00%	07/01/2038	3,390	3,937,722
Series 2019 A, RB	4.00%	07/01/2039	2,075	2,404,593

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Gorgonio Memorial Health Care District; Series 2013, GO Bonds	5.00%	08/01/2024	$920	$922,116
San Jacinto (City of), CA Community Facilities District No. 2002-1; Series 2016, Ref. RB	5.00%	09/01/2026	925	1,115,661
San Jose (City of), CA;
Series 2011 A-1, RB(b)	6.25%	03/01/2034	1,000	1,025,310
Series 2017 A, Ref. RB(b)	5.00%	03/01/2035	500	594,055
Series 2017 A, Ref. RB(b)	5.00%	03/01/2036	1,000	1,184,250
Series 2017 A, Ref. RB(b)	5.00%	03/01/2037	1,250	1,476,087
San Jose (City of), CA (Almaden Senior Housing Apartments); Series 2001 G, RB(b)(d)	5.35%	07/15/2022	210	210,239
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(b)	6.10%	01/01/2031	25	25,013
San Jose (City of), CA (Improvement District No. 99-218SJ); Series 2001 24-Q, RB	5.75%	09/02/2020	60	60,000
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	1,885	1,890,240
San Luis Obispo (County of), CA; Series 2007, COP (INS - AGM)(a)	4.25%	10/15/2026	15	15,045
Santa Barbara (County of), CA; Series 2018 B, COP(b)	5.25%	12/01/2032	9,600	12,254,976
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(b)	5.70%	08/01/2021	20	20,074
Series 2001 A, RB(b)	5.85%	08/01/2031	1,715	1,721,637
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	1,430	1,438,909
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center);
Series 2012, Ref. RB	5.00%	11/15/2023	635	682,530
Series 2012, Ref. RB	5.00%	11/15/2024	325	349,031
Series 2012, Ref. RB	5.00%	11/15/2025	925	990,481
Series 2012, Ref. RB	5.00%	11/15/2027	785	835,609
Series 2012, Ref. RB	5.00%	11/15/2028	1,170	1,240,762
Santa Nella (County of), CA Water District; Series 1998, Ref. RB	6.25%	09/02/2028	20	19,864
Santa Rosa (City of), CA (Nielsen Ranch Assessment District); Series 1996, RB	6.70%	09/02/2022	5	5,000
Saugus Union School District;
Series 2013, Ref. RB	5.00%	09/01/2025	710	788,242
Series 2013, Ref. RB	5.00%	09/01/2026	770	851,227
Series 2013, Ref. RB	5.00%	09/01/2027	830	914,544
Series 2013, Ref. RB	5.00%	09/01/2028	895	982,191
Selma (City of), CA Redevelopment Agency; Series 2010 A, RB	5.75%	09/01/2024	1,390	1,392,544
Sequoia Healthcare District; Series 1993, RB(c)	5.38%	08/15/2023	5	5,427
Simi Valley (City of), CA Community Development Agency (Merged Tapo Canyon & West End Community Development);
Series 2003, Ref. RB (INS - NATL)(a)	5.25%	09/01/2021	25	25,103
Series 2003, Ref. RB (INS - NATL)(a)	5.00%	09/01/2030	25	25,073
Sonora Union High School District; Series 2013 A, GO Bonds (INS - AGM)(a)	5.63%	08/01/2029	1,020	1,165,238
South Pasadena (City of), CA; Series 2016, Ref. RB (INS - BAM)(a)	5.00%	10/01/2036	1,115	1,372,922
Southern California Public Power Authority; Series 1992, RB	5.75%	07/01/2021	20	20,090
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	1,170	1,502,526
Series 2019, Ref. RB	5.00%	06/01/2038	2,000	2,560,540
Series 2019, Ref. RB	5.00%	06/01/2039	1,810	2,310,175
Series 2019, Ref. RB	5.00%	06/01/2048	7,500	8,855,850
Southern Mono Health Care District; Series 2012, Ref. GO Bonds	5.00%	08/01/2021	260	270,678
Sulphur Springs Union School District; Series 2013 A, Ref. RB	4.13%	09/01/2033	20	20,701
Sunnyvale (City of), CA; Series 1998 A, COP (INS - AMBAC)(a)	5.00%	10/01/2022	10	10,039
Sutter & Butte (Counties of), CA Flood Agency;
Series 2013, RB	5.00%	10/01/2025	300	342,741
Series 2013, RB	5.00%	10/01/2026	415	473,847
Series 2013, RB	5.00%	10/01/2027	700	798,798
Series 2013, RB	5.00%	10/01/2028	1,465	1,669,836
Series 2013, RB	5.00%	10/01/2029	1,490	1,696,365
Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2000-1 - Tejon Industrial Complex Public Improvements); Series 2012, Ref. RB	5.25%	09/01/2028	825	882,527
Tracy (City of), CA Community Facilities District No. 93-1 (I-205 Parcel GL-17);
Series 1996 A, RB	6.30%	09/01/2026	30	30,627
Series 2002, RB	6.25%	09/01/2032	25	25,075
Transbay Joint Powers Authority (Green Bonds); Series 2020 B, Tax Allocation Bonds	2.40%	10/01/2049	4,000	4,030,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Truckee (Town of), CA Donner Public Utility District (Community Facilities District No. 04-1); Series 2004, RB	5.80%	09/01/2035	$30	$24,768
Tustin (City of), CA Community Facilities District;
Series 2013, Ref. RB	5.00%	09/01/2024	420	472,345
Series 2013, Ref. RB	5.00%	09/01/2025	445	498,231
Series 2013, Ref. RB	5.00%	09/01/2026	470	525,460
Series 2013, Ref. RB	5.00%	09/01/2027	490	546,330
Series 2013, Ref. RB	5.00%	09/01/2028	515	571,882
Twentynine Palms (City of), CA Redevelopment Agency Successor Agency; Series 2011 A-4, RB(c)(d)	7.13%	09/01/2021	125	133,475
Ukiah (City of), CA Redevelopment Agency; Series 2011 A, RB(c)(d)	6.50%	06/01/2021	250	261,638
Vacaville (City of), CA Redevelopment Agency Successor Agency; Series 2000 A, Ref. RB	6.00%	11/01/2024	150	150,945
Vallejo (City of), CA;
Series 2003 A, RB	6.00%	09/01/2026	30	30,357
Series 2003 A, RB	6.13%	09/01/2034	30	30,284
Vallejo (City of), CA Public Financing Authority; Series 1990 A, RB	7.50%	09/01/2020	5	5,000
Vernon (City of), CA; Series 2012 A, RB	5.13%	08/01/2033	850	895,900
Victorville (City of), CA Redevelopment Agency; Series 2002 A, RB (INS - AGM)(a)	5.13%	12/01/2031	25	25,078
Vista Unified School District; Series 1998, COP (INS - AGM)(a)	5.13%	05/01/2023	5	5,038
Wasco (City of), CA Public Financing Authority; Series 1994, RB	7.50%	09/15/2023	5	5,015
West Hollywood (City of), CA Community Development Department (East Side Redevelopment);
Series 2011 A, RB	7.00%	09/01/2026	875	935,489
Series 2011 A, RB	7.25%	09/01/2031	1,000	1,069,520
Western Riverside Water & Wastewater Financing Authority;
Series 2013 A-1, Ref. RB	5.00%	09/01/2025	2,335	2,614,313
Series 2013 B, Ref. RB	5.00%	09/01/2025	1,150	1,153,622
Series 2013 B, Ref. RB	5.00%	09/01/2027	1,255	1,258,639
William S. Hart Union High School District (Community Facilities District No. 2005-1); Series 2013, Ref. RB	5.00%	09/01/2025	835	928,846
Yuba (County of), CA;
Series 2015, COP (INS - BAM)(a)	5.00%	02/01/2024	155	155,594
Series 2015, COP (INS - BAM)(a)	5.00%	02/01/2025	165	165,629
Series 2015, COP (INS - BAM)(a)	5.00%	02/01/2026	170	170,644
Series 2015, COP (INS - BAM)(a)	5.00%	02/01/2027	180	180,679
Series 2015, COP (INS - BAM)(a)	5.00%	02/01/2028	190	190,709
Series 2015, COP (INS - BAM)(a)	5.00%	02/01/2029	200	200,736
				587,361,673

Guam–0.18%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2020	150	150,549
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2021	150	156,497
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2022	155	167,819
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2025	265	286,404
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2026	225	242,653
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2027	155	166,933
				1,170,855

Puerto Rico–5.71%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	9,424	9,482,052
Series 2002, RB	5.50%	05/15/2039	3,000	3,018,480
Puerto Rico (Commonwealth of);
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(a)	6.00%	07/01/2027	370	379,620
Series 2006, Ref. GO Bonds(g)	5.00%	07/01/2022	200	141,500
Series 2009 A, Ref. GO Bonds(g)	5.63%	07/01/2031	560	396,200
Series 2011 E, Ref. GO Bonds(g)	6.00%	07/01/2029	2,000	1,350,000
Series 2011 E, Ref. GO Bonds(g)	5.38%	07/01/2030	100	65,625
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB (INS - AGC)(a)	6.13%	07/01/2024	35	37,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(a)	5.00%	07/01/2022	$175	$175,847
Series 2004 PP, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	470	473,835
Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2023	3,690	3,713,948
Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2024	520	524,243
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2024	100	100,816
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	25	25,204
Series 2007 UU, Ref. RB (INS - AGM)(a)	5.00%	07/01/2024	455	458,221
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2003 G, RB (INS - FGIC)(a)(h)	5.00%	07/01/2022	70	56,578
Series 2003, RB (INS - AGC)(a)	5.00%	07/01/2028	175	176,165
Series 2004 J, RB (INS - NATL)(a)	5.00%	07/01/2029	600	604,416
Series 2005 L, Ref. RB (INS - FGIC)(a)(h)	5.25%	07/01/2022	1,000	808,250
Puerto Rico (Commonwealth of) Industrial Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 2000, RB(b)	6.63%	06/01/2026	2,365	2,447,775
Series 2012, Ref. RB	5.00%	10/01/2021	50	51,578
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System);
Series 2012, Ref. RB	5.00%	04/01/2021	100	101,236
Series 2012, Ref. RB	5.00%	04/01/2022	100	100,859
Puerto Rico (Commonwealth of) Municipal Finance Agency; Series 2002 A, RB (INS - AGM)(a)	4.75%	08/01/2022	40	40,131
Puerto Rico Public Finance Corp.;
Series 2011 B, RB(g)	6.00%	08/01/2024	600	11,040
Series 2011 B, RB(g)	6.00%	08/01/2025	1,400	25,760
Series 2011 B, RB(g)	6.00%	08/01/2026	3,300	60,720
Series 2011 B, RB(g)	5.50%	08/01/2031	1,750	32,200
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2031	8,544	6,297,270
Series 2018 A-1, RB	4.50%	07/01/2034	4,057	4,293,848
Series 2018 A-1, RB	4.55%	07/01/2040	4	4,260
Series 2018 A-1, RB(i)	0.00%	07/01/2046	5	1,434
Series 2018 A-1, RB(i)	0.00%	07/01/2051	5	1,034
Series 2018 A-1, RB	4.75%	07/01/2053	4	4,204
Series 2018 A-1, RB	5.00%	07/01/2058	5	5,339
Series 2019 A-2, RB	4.54%	07/01/2053	46	47,691
Series 2019 A-2, RB	4.78%	07/01/2058	620	653,052
University of Puerto Rico;
Series 2006 P, Ref. RB (INS - NATL)(a)	5.00%	06/01/2024	100	100,816
Series 2006 P, Ref. RB	5.00%	06/01/2024	315	309,881
Series 2006 Q, RB	5.00%	06/01/2021	540	533,250
				37,111,808

Virgin Islands–0.11%
Virgin Islands (Government of) Public Finance Authority;
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2022	25	25,396
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2023	300	305,106
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2024	90	91,532
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2025	170	172,886
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2026	125	127,119
				722,039
TOTAL INVESTMENTS IN SECURITIES(j) -96.32% (Cost $609,126,490)				626,366,375
OTHER ASSETS LESS LIABILITIES-3.68%				23,922,643
NET ASSETS -100.00%				$650,289,018

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Limited Term California Municipal Fund

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC	- Berkshire Hathaway Assurance Corp.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FGIC	- Financial Guaranty Insurance Company
FHLMC	- Federal Home Loan Mortgage Corp.
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
NATL	- National Public Finance Guarantee Corp.
RB	- Revenue Bonds
Ref.	- Refunding
SGI	- Syncora Guarantee, Inc.
UCR	- University of California Riverside
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $10,691,560, which represented 1.64% of the Fund’s Net Assets.

(g)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2020 was $4,983,045, which represented less than 1% of the Fund’s Net Assets.

(h)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(i)	Zero coupon bond issued at a discount.
(j)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Build America Mutual Assurance Co.	6.50%

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2020

Revenue Bonds	89.2%
General Obligation Bonds	8.7
Pre-Refunded Bonds	2.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Limited Term California Municipal Fund

Statement of Assets and Liabilities

August 31, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $609,126,490)	$626,366,375

Cash	12,746,721

Receivable for:
Investments sold	765,400

Fund shares sold	2,851,207

Interest	8,055,540

Investments matured, at value (Cost $1,255,724)	916,159

Investment for trustee deferred compensation and retirement plans	25,270

Other assets	182,900

Total assets	651,909,572

Liabilities:
Payable for:
Investments purchased	455,292

Dividends	294,984

Fund shares reacquired	599,412

Accrued fees to affiliates	203,639

Accrued trustees’ and officers’ fees and benefits	11,756

Accrued other operating expenses	30,201

Trustee deferred compensation and retirement plans	25,270

Total liabilities	1,620,554

Net assets applicable to shares outstanding	$650,289,018

Net assets consist of:
Shares of beneficial interest	$688,029,551

Distributable earnings (loss)	(37,740,533)

$650,289,018

Net Assets:
Class A	$279,581,655

Class C	$57,935,170

Class Y	$300,138,942

Class R6	$12,633,251

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	83,761,011

Class C	17,438,662

Class Y	89,654,524

Class R6	3,788,593

Class A:
Net asset value per share	$3.34

Maximum offering price per share (Net asset value of $3.34 ÷ 97.50%)	$3.43

Class C:
Net asset value and offering price per share	$3.32

Class Y:
Net asset value and offering price per share	$3.35

Class R6:
Net asset value and offering price per share	$3.33

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Limited Term California Municipal Fund

Statement of Operations

For the six months ended August 31, 2020

(Unaudited)

Investment income:
Interest	$10,464,331

Expenses:
Advisory fees	1,250,169

Administrative services fees	43,609

Custodian fees	1,641

Distribution fees:
Class A	308,618

Class C	339,791

Interest, facilities and maintenance fees	276,422

Transfer agent fees – A, C and Y	204,534

Transfer agent fees – R6	1,092

Trustees’ and officers’ fees and benefits	7,902

Registration and filing fees	52,366

Reports to shareholders	16,635

Professional services fees	29,956

Other	(20,021)

Total expenses	2,512,714

Less: Expenses reimbursed	(511)

Net expenses	2,512,203

Net investment income	7,952,128

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	1,475,897

Change in net unrealized appreciation (depreciation) of investment securities	(17,376,452)

Net realized and unrealized gain (loss)	(15,900,555)

Net increase (decrease) in net assets resulting from operations	$(7,948,427)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Limited Term California Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2020, period ended February 29, 2020, and the year ended July 31, 2019

(Unaudited)

	Six Months Ended August 31, 2020	Seven Months Ended February 29, 2020	Year Ended July 31, 2019

Operations:
Net investment income	$ 7,952,128	$ 8,937,947	$13,506,295

Net realized gain (loss)	1,475,897	106,923	(16,520,820)

Change in net unrealized appreciation (depreciation)	(17,376,452)	16,170,830	40,907,799

Net increase (decrease) in net assets resulting from operations	(7,948,427)	25,215,700	37,893,274

Distributions to shareholders from distributable earnings:
Class A	(3,205,344)	(3,430,588)	(4,734,729)

Class C	(621,315)	(752,219)	(1,566,741)

Class Y	(3,905,763)	(4,339,342)	(5,846,566)

Class R6	(143,233)	(12,092)	(766)

Total distributions from distributable earnings	(7,875,655)	(8,534,241)	(12,148,802)

Share transactions–net:
Class A	30,424,538	27,999,307	28,410,581

Class C	(14,311,142)	(4,765,696)	(22,393,231)

Class Y	9,435,147	38,546,392	60,255,736

Class R6	3,769,706	8,790,878	164,630

Net increase in net assets resulting from share transactions	29,318,249	70,570,881	66,437,716

Net increase in net assets	13,494,167	87,252,340	92,182,188

Net assets:
Beginning of period	636,794,851	549,542,511	457,360,323

End of period	$650,289,018	$636,794,851	$549,542,511

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Limited Term California Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/20	$3.42	$0.04	$(0.08)	$(0.04)	$(0.04)	$3.34	(1.06)%	$279,582	0.87	%(d)	0.87	%(d)	0.78%	2.60	%(d)	18%
Seven months ended 02/29/20	3.32	0.05	0.10	0.15	(0.05)	3.42	4.51	255,461	0.84	(e)	0.84	(e)	0.78	2.60	(e)	13
Year ended 07/31/19	3.16	0.09	0.15	0.24	(0.08)	3.32	7.69	220,719	0.94		0.95		0.82	2.75		36
Year ended 07/31/18	3.15	0.09	0.01	0.10	(0.09)	3.16	3.19	182,533	0.98		0.98		0.85	2.79		20
Year ended 07/31/17	3.29	0.10	(0.13)	(0.03)	(0.11)	3.15	(0.81)	239,256	0.91		0.91		0.81	3.25		21
Year ended 07/31/16	3.20	0.11	0.10	0.21	(0.12)	3.29	6.52	253,173	0.95		0.95		0.81	3.54		13
Year ended 07/31/15	3.29	0.12	(0.08)	0.04	(0.13)	3.20	0.97	299,041	0.89		0.89		0.79	3.56		39
Class C
Six months ended 08/31/20	3.40	0.03	(0.08)	(0.05)	(0.03)	3.32	(1.44)	57,935	1.62	(d)	1.62	(d)	1.53	1.85	(d)	18
Seven months ended 02/29/20	3.31	0.04	0.08	0.12	(0.03)	3.40	3.76	74,037	1.59	(e)	1.59	(e)	1.53	1.84	(e)	13
Year ended 07/31/19	3.15	0.06	0.16	0.22	(0.06)	3.31	6.91	76,761	1.70		1.71		1.58	1.99		36
Year ended 07/31/18	3.14	0.06	0.01	0.07	(0.06)	3.15	2.43	94,579	1.73		1.73		1.60	2.03		20
Year ended 07/31/17	3.28	0.08	(0.13)	(0.05)	(0.09)	3.14	(1.56)	122,816	1.67		1.67		1.57	2.50		21
Year ended 07/31/16	3.19	0.09	0.09	0.18	(0.09)	3.28	5.76	137,410	1.70		1.70		1.56	2.79		13
Year ended 07/31/15	3.28	0.09	(0.08)	0.01	(0.10)	3.19	0.22	152,646	1.65		1.65		1.55	2.77		39
Class Y
Six months ended 08/31/20	3.43	0.05	(0.08)	(0.03)	(0.05)	3.35	(0.93)	300,139	0.62	(d)	0.62	(d)	0.53	2.85	(d)	18
Seven months ended 02/29/20	3.33	0.06	0.09	0.15	(0.05)	3.43	4.64	298,245	0.59	(e)	0.59	(e)	0.53	2.84	(e)	13
Year ended 07/31/19	3.17	0.10	0.15	0.25	(0.09)	3.33	7.93	251,897	0.70		0.71		0.58	2.99		36
Year ended 07/31/18	3.16	0.09	0.02	0.11	(0.10)	3.17	3.43	180,248	0.73		0.73		0.60	3.03		20
Year ended 07/31/17	3.30	0.11	(0.13)	(0.02)	(0.12)	3.16	(0.57)	192,683	0.67		0.67		0.57	3.43		21
Year ended 07/31/16	3.21	0.12	0.09	0.21	(0.12)	3.30	6.76	146,620	0.71		0.71		0.57	3.78		13
Year ended 07/31/15	3.30	0.12	(0.08)	0.04	(0.13)	3.21	1.22	160,037	0.65		0.65		0.55	3.76		39
Class R6
Six months ended 08/31/20	3.41	0.05	(0.08)	(0.03)	(0.05)	3.33	(0.91)	12,633	0.56	(d)	0.57	(d)	0.48	2.91	(d)	18
Period ended 02/29/20	3.32	0.05	0.09	0.14	(0.05)	3.41	4.38	9,052	0.50	(e)	0.56	(e)	0.50	2.94	(e)	13
Period ended 07/31/19(f)	3.29	0.02	0.03	0.05	(0.02)	3.32	1.44	166	0.60	(e)	0.65	(e)	0.52	3.09	(e)	36

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $246,534, $67,404, $274,082 and $9,845 for Class A, Class C, Class Y and Class R6 shares, respectively.
(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Limited Term California Municipal Fund

Notes to Financial Statements

August 31, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Limited Term California Municipal Fund (the “Fund”), formerly Invesco Oppenheimer Rochester® Limited Term California Municipal Fund is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature will change from ten years to eight years. The first conversion of Class C shares to Class A shares would occur at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to

22	Invesco Limited Term California Municipal Fund

shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

J.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

K.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $100 million	0.500%
Next $150 million	0.450%
Next $1.75 billion	0.400%
Over $2 billion	0.390%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2020, the effective advisory fee rate incurred by the Fund was 0.41%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.81%, 1.57%, 0.57% and 0.47%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to

23	Invesco Limited Term California Municipal Fund

waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

The Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2020, the Adviser reimbursed class level expenses of $0, $0, $0, and $511 of Class A, Class C, Class Y and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2020, IDI advised the Fund that IDI retained $2,820 in front-end sales commissions from the sale of Class A shares and $14,202 and $1,181 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2020, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances and Borrowings

The Fund has entered into a $2.5 billion revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Funds, and which will expire on February 25, 2021. The revolving credit and security agreement is secured by the assets of the Fund.

During the six months ended August 31, 2020, the average daily balance of borrowing under the revolving credit and security agreement was $9,771,196 with a weighted interest rate of 1.29%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At August 31, 2020, the Fund had no borrowings outstanding under this agreement.

24	Invesco Limited Term California Municipal Fund

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 29, 2020, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$17,521,828	$43,269,242	$60,791,070

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2020 was $120,870,747 and $109,779,704, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$28,622,114

Aggregate unrealized (depreciation) of investments	(12,324,902)

Net unrealized appreciation of investments	$16,297,212

Cost of investments for tax purposes is $610,985,332.

NOTE 8–Share Information

	Summary of Share Activity
	Six months ended August 31, 2020(a)		Seven months ended February 29, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount
Sold:
Class A	15,755,101	$52,100,210	14,461,114	$48,460,961	19,934,970	$64,737,195
Class C	1,871,243	6,085,707	2,363,634	7,877,021	3,311,988	10,619,660
Class Y	25,637,087	84,369,429	22,886,707	77,022,683	34,589,393	111,574,259
Class R6(b)	1,279,427	4,229,465	2,600,520	8,785,555	50,014	165,015

Issued as reinvestment of dividends:
Class A	565,647	1,846,351	900,373	3,023,110	1,245,311	4,021,539
Class C	125,301	406,620	172,506	576,478	370,885	1,190,862
Class Y	721,051	2,360,180	1,142,878	3,848,743	1,544,428	5,007,152
Class R6	38,814	126,921	2,682	9,056	185	615

Automatic conversion of Class C shares to Class A shares:
Class A	3,599,924	11,991,866	1,363,818	4,561,001	-	-
Class C	(3,611,290)	(11,991,866)	(1,368,467)	(4,561,001)	-	-

25	Invesco Limited Term California Municipal Fund

	Summary of Share Activity

	Six months ended August 31, 2020(a)		Seven months ended February 29, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Reacquired:
Class A	(10,929,546)	$(35,513,889)	(8,362,783)	$(28,045,765)	(12,543,890)	$(40,348,153)

Class C	(2,713,601)	(8,811,603)	(2,596,951)	(8,658,194)	(10,544,696)	(34,203,753)

Class Y	(23,738,351)	(77,294,462)	(12,569,245)	(42,325,034)	(17,447,258)	(56,325,675)

Class R6	(181,640)	(586,680)	(1,106)	(3,733)	(303)	(1,000)

Net increase in share activity	8,419,167	$29,318,249	20,995,680	$70,570,881	20,511,027	$66,437,716

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date after the close of business on May 24, 2019.

NOTE 9–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

26	Invesco Limited Term California Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (03/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/20)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/20)	Expenses Paid During Period[2]
Class A	$1,000.00	$989.40	$4.36	$1,020.82	$4.43	0.87%
Class C	1,000.00	985.60	8.11	1,017.04	8.24	1.62
Class Y	1,000.00	990.70	3.11	1,022.08	3.16	0.62
Class R6	1,000.00	990.90	2.81	1,022.38	2.85	0.56

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

27	Invesco Limited Term California Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Limited Term California Municipal Fund’s (formerly, Invesco Oppenheimer Rochester® Limited Term California Municipal Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays 5 Year Municipal Bond Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional

28	Invesco Limited Term California Municipal Fund

information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only four funds (including the Fund) in the expense group. The Board noted that the Fund’s total expenses were ranked three out of four of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

29	Invesco Limited Term California Municipal Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROLTCAM-SAR-1

Semiannual Report to Shareholders	August 31, 2020

Invesco Limited Term Municipal Income Fund
Nasdaq:
A: ATFAX ∎ A2: AITFX ∎ C: ATFCX ∎ Y: ATFYX ∎ R5: ATFIX ∎ R6: ATFSX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
24	Financial Statements
27	Financial Highlights
28	Notes to Financial Statements
33	Fund Expenses
34	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

     Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                     Invesco Limited Term Municipal Income Fund

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/29/20 to 8/31/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.92%
Class A2 Shares	1.05
Class C Shares	0.55
Class Y Shares	1.05
Class R5 Shares	1.08
Class R6 Shares	1.08
S&P 500 Municipal Bond Index▼ (Broad Market Index)	0.29
S&P Municipal Bond Investment Grade Short Intermediate Index▼ (Style-Specific Index)	1.37
Lipper Short-Intermediate Municipal Debt Funds Index∎ (Peer Group Index)	1.03
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

  The S&P Municipal Bond Investment Grade Short Intermediate Index is an unmanaged index considered representative of investment-grade US municipal bonds with maturities between one and eight years.

  The Lipper Short-Intermediate Municipal Debt Funds Index is an unmanaged index considered representative of short-intermediate municipal debt funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                     Invesco Limited Term Municipal Income Fund

Average Annual Total Returns
As of 8/31/20, including maximum applicable sales charges

Class A Shares
Inception (10/31/02)	2.98%
10 Years	2.16
5 Years	1.51
1 Year	0.02

Class A2 Shares
Inception (5/11/87)	4.64%
10 Years	2.57
5 Years	2.08
1 Year	1.74

Class C Shares
10 Years	1.65%
5 Years	1.27
1 Year	0.79

Class Y Shares
Inception (10/3/08)	3.76%
10 Years	2.68
5 Years	2.29
1 Year	2.81

Class R5 Shares
Inception (7/30/04)	3.43%
10 Years	2.68
5 Years	2.30
1 Year	2.88

Class R6 Shares
10 Years	2.54%
5 Years	2.24
1 Year	2.88

Class C shares incepted on June 28, 2013. Performance shown prior to that date is that of Class A2 shares at net asset value, restated to reflect the higher 12b-1 fees applicable to Class C shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum applicable sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 2.50% sales charge. Class A2 share performance reflects the maximum 1% sales charge. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco Limited Term Municipal Income Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                     Invesco Limited Term Municipal Income Fund

Schedule of Investments

August 31, 2020

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.03%
Alabama–2.05%
Black Belt Energy Gas District (The); Series 2016 A, RB(a)	4.00%	06/01/2021	$5,000	$ 5,116,250
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(a)	4.00%	12/01/2025	28,000	32,078,200
Selma (City of), AL Industrial Development Board (International Paper Co.); Series 2019, Ref. RB(a)	2.00%	10/01/2024	2,000	2,088,760
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.90%)(a)(b)	1.96%	04/01/2024	8,625	8,616,375
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(a)(b)	1.80%	04/01/2024	2,875	2,860,165
				50,759,750

Alaska–0.41%
Alaska (State of) Municipal Bond Bank Authority; Series 2016-3, Ref. RB	5.00%	12/01/2025	4,635	5,613,170
North Slope (Borough of), AK;
Series 2018 A, GO Bonds	5.00%	06/30/2021	1,000	1,039,850
Series 2018 A, GO Bonds	5.00%	06/30/2022	1,710	1,775,083
Valdez (City of), AK (BP Pipelines); Series 2003 B, Ref. RB	5.00%	01/01/2021	1,800	1,828,224
				10,256,327

Arizona–4.30%
Arizona (State of);
Series 2019, Ref. RB	5.00%	07/01/2026	10,000	12,613,800
Series 2019, Ref. RB	5.00%	07/01/2027	10,500	13,590,150
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 B, VRD RB (LOC -BK Tokyo-Mitsubishi UFJ)(c)(d)	0.02%	01/01/2046	24,550	24,550,000
Arizona (State of) Industrial Development Authority; Series 2019 A-2, RB	3.63%	05/20/2033	15,777	16,472,814
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2023	550	553,927
Series 2019 A, RB	5.00%	01/01/2024	555	559,873
Series 2019 A, RB	5.00%	01/01/2025	605	610,584
Series 2019 A, RB	5.00%	01/01/2026	735	741,446
Series 2019 A, RB	5.00%	01/01/2027	800	805,120
Series 2019 B, RB	5.00%	01/01/2043	2,520	2,195,222
Arizona (State of) Water Infrastructure Finance Authority; Series 2014 A, Ref. RB	5.00%	10/01/2024	5,000	5,947,650
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2016 A, RB(e)	5.00%	02/15/2026	1,150	1,265,426
Maricopa (County of), AZ Industrial Development Authority (Banner Health); Series 2017 C, RB(a)	5.00%	10/18/2024	7,500	8,821,650
Maricopa (County of), AZ Special Health Care District;
Series 2018 C, GO Bonds	5.00%	07/01/2024	2,000	2,335,280
Series 2018 C, GO Bonds	5.00%	07/01/2025	2,475	2,980,939
Maricopa County Pollution Control Corp. (Southern California Edison Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	2,000	2,005,900
Phoenix Civic Improvement Corp.;
Series 2014 B, Ref. RB	5.00%	07/01/2027	2,450	2,882,156
Series 2017 D, Ref. RB	5.00%	07/01/2024	5,080	5,870,905
Pima (County of), AZ Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	1,620	1,624,309
				106,427,151

California–4.89%
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 D, Ref. RB (70% of 3 mo. USD LIBOR + 0.55%)(a)(b)	0.76%	04/01/2021	1,000	995,880
California (State of);
Series 2003 A-2, VRD GO Bonds (LOC - Bank Of Montreal)(c)(d)	0.01%	05/01/2033	500	500,000
Series 2013 E, GO Bonds (SIFMA Municipal Swap Index + 0.43%)(a)(b)	0.51%	12/01/2023	7,000	7,002,590
Series 2016 B, GO Bonds (70% of 1 mo. USD LIBOR + 0.76%)(a)(b)	0.87%	12/01/2021	10,000	10,003,400
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health); Series 2016 B-2, Ref. RB(a)	4.00%	10/01/2024	5,000	5,694,850
California (State of) Infrastructure & Economic Development Bank; Series 2019, Ref. RB(a)	1.75%	08/01/2026	5,240	5,316,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	4.00%	06/01/2026	$1,725	$ 1,836,487
California (State of) Municipal Finance Authority (Humangood Obligation Group);
Series 2019 A, Ref. RB	4.00%	10/01/2028	750	852,030
Series 2019 A, Ref. RB	4.00%	10/01/2029	1,000	1,131,710
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB (INS - BAM)(f)	5.00%	05/15/2024	350	395,304
Series 2019, RB (INS - BAM)(f)	5.00%	05/15/2025	500	579,660
California Infrastructure & Economic Development Bank (California Academy of Sciences); Series 2018 C, Ref. RB (70% of 1 mo. USD LIBOR +0.38%)(a)(b)	0.49%	08/01/2021	5,000	4,981,900
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2021	1,500	1,494,810
Golden State Tobacco Securitization Corp.;
Series 2017 A-1, Ref. RB	5.00%	06/01/2024	6,500	7,537,140
Series 2017 A-1, Ref. RB	5.00%	06/01/2025	10,000	11,911,300
Series 2017 A-1, Ref. RB	5.00%	06/01/2028	11,765	14,550,834
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2025	3,000	2,904,960
Los Angeles (City of), CA Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2021	2,000	2,082,140
Mizuho Floater/Residual Trust; Series 2020, VRD RB(c)(e)	0.38%	10/01/2036	18,828	18,828,000
Rowland Unified School District (Election of 2006); Series 2009 B, GO Bonds(g)	0.00%	08/01/2023	1,300	1,281,176
Sacramento (County of), CA;
Series 2010, RB	5.00%	07/01/2023	500	500,810
Series 2018 B, Ref. RB(h)	5.00%	07/01/2022	750	814,440
Series 2018 B, Ref. RB	5.00%	07/01/2023	1,000	1,132,110
San Diego Association of Governments (Mid-Coast Corridor Transit) (Green Bonds); Series 2019 A, RB	5.00%	11/15/2025	3,000	3,519,570
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2027	1,500	1,897,215
Series 2019, Ref. RB	5.00%	06/01/2028	1,500	1,943,595
Torrance Unified School District (Election of 2008-Measure Z);
Series 2009 B-1, GO Bonds(g)	0.00%	08/01/2022	1,900	1,886,206
Series 2009 B-1, GO Bonds(g)	0.00%	08/01/2023	2,000	1,970,460
Tustin Unified School District (Community Facilities District No. 88-1);
Series 2015, Ref. RB (INS - BAM)(f)	5.00%	09/01/2022	1,500	1,637,130
Series 2015, Ref. RB (INS - BAM)(f)	5.00%	09/01/2023	1,000	1,135,820
Tustin Unified School District (Community Facilities District No. 97-1);
Series 2015 A, Ref. RB	5.00%	09/01/2022	1,000	1,083,470
Series 2015 A, Ref. RB	5.00%	09/01/2023	650	731,230
Series 2015 A, Ref. RB	5.00%	09/01/2024	1,500	1,736,790
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2027	1,000	1,344,780
				121,214,511

Colorado–2.12%
Arkansas (State of) River Power Authority;
Series 2006, RB(h)	5.88%	10/01/2021	2,035	2,097,637
Series 2006, RB(h)	5.88%	10/01/2026	3,500	4,193,175
Colorado (State of); Series 2018 A, COP	5.00%	12/15/2023	2,000	2,309,080
Colorado (State of) Health Facilities Authority (Adventhealth Obligated); Series 2019, Ref. RB(a)	5.00%	11/19/2026	8,500	10,681,355
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 B, RB(a)	5.00%	11/20/2025	4,600	5,632,056
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 B-1, Ref. RB(a)	5.00%	08/01/2025	7,500	8,655,450
Colorado Springs (City of), CO; Series 2018 A-1, Ref. RB	5.00%	11/15/2023	2,990	3,446,902
Denver (City & County of), CO; Series 2012 B, RB	5.00%	11/15/2025	2,000	2,179,400
E-470 Public Highway Authority;
Series 2017 B, Ref. RB (67% of 1 mo. USD LIBOR + 1.05%)(a)(b)	1.15%	09/01/2021	2,000	2,000,740
Series 2019, Ref. RB (67% of 1 mo. USD LIBOR + 0.42%)(a)(b)	0.53%	09/01/2021	1,500	1,491,630
Grand Elk Ranch General Improvement District; Series 2007, Ref. GO Bonds (INS - AGC)(f)	4.65%	12/01/2028	1,835	1,836,927
Prairie Center Metropolitan District No. 7; Series 2020, GO Bonds(e)	4.13%	12/15/2036	925	929,468
Public Authority for Colorado Energy;
Series 2008, RB	6.13%	11/15/2023	1,295	1,414,891
Series 2008, RB	6.25%	11/15/2028	2,000	2,572,860

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/15/2027	$130	$ 154,575
Series 2019, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/15/2028	125	148,058
Series 2019, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/15/2029	125	147,566
Series 2019, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/15/2030	125	147,069
Series 2020, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2026	385	470,308
Series 2020, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2027	400	499,308
Series 2020, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2028	415	527,809
Series 2020, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2029	420	543,564
Series 2020, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2030	435	559,262
				52,639,090

Connecticut–1.30%
Connecticut (State of);
Series 2013 A, GO Bonds (SIFMA Municipal Swap Index + 0.85%)(b)	0.93%	03/01/2022	5,000	5,008,550
Series 2018 C, GO Bonds	5.00%	06/15/2022	1,350	1,464,196
Series 2018 C, GO Bonds	4.00%	06/15/2024	7,035	7,969,178
Connecticut (State of) (Transportation Infrastructure);
Series 2018, RB	5.00%	01/01/2023	9,000	9,976,590
Series 2018, RB	5.00%	01/01/2027	3,000	3,765,060
Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB(h)	4.00%	07/01/2022	2,590	2,770,730
New Haven (City of), CT; Series 2018 A, GO Bonds	5.00%	08/01/2025	1,160	1,322,876
				32,277,180

District of Columbia–0.45%
District of Columbia (Georgetown University);
Series 2011, RB(a)(h)	5.00%	04/01/2021	2,055	2,112,930
Series 2017, Ref. RB(h)	5.00%	04/01/2023	1,000	1,119,350
Series 2017, Ref. RB(h)	5.00%	04/01/2024	1,500	1,746,210
Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	5.00%	10/01/2026	5,000	6,240,050
				11,218,540

Florida–3.29%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics);
Series 2019, Ref. RB	5.00%	12/01/2020	550	555,643
Series 2019, Ref. RB	5.00%	12/01/2021	500	525,745
Series 2019, Ref. RB	5.00%	12/01/2022	600	656,568
Brevard County School District; Series 2013 A, Ref. COP	5.00%	07/01/2024	2,000	2,248,500
Broward (County of), FL; Series 2012 B, Ref. RB	5.00%	10/01/2023	3,555	3,902,466
Broward (County of), FL School Board; Series 2017 C, Ref. COP	5.00%	07/01/2025	5,000	5,985,250
Citizens Property Insurance Corp.;
Series 2012 A-1, RB	5.00%	06/01/2022	8,000	8,635,680
Series 2015 A-1, RB	5.00%	06/01/2025	6,000	7,062,840
Florida (State of) (Department of Transportation); Series 2016 A, Ref. GO Bonds	5.00%	07/01/2025	2,610	3,189,446
Florida (State of) (State Board of Education); Series 2011 D, Ref. GO Bonds	5.00%	06/01/2025	10,000	10,360,500
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology);
Series 2019, RB	5.00%	10/01/2021	450	461,718
Series 2019, RB	5.00%	10/01/2022	495	518,696
Series 2019, RB	5.00%	10/01/2024	350	379,771
Series 2019, RB	5.00%	10/01/2025	475	522,030
Florida (State of) Mid-Bay Bridge Authority;
Series 2015 A, Ref. RB	5.00%	10/01/2022	2,485	2,681,389
Series 2015 A, Ref. RB	5.00%	10/01/2023	1,000	1,115,340
Florida (State of) Municipal Power Agency (All-Requirements Power Supply);
Series 2017-A, Ref. RB	5.00%	10/01/2026	4,000	4,965,200
Series 2019 A, Ref. RB	5.00%	10/01/2026	5,200	6,454,760
Gulf Breeze (City of), FL (Local Government Loan Program); Series 1985 J, RB(i)	4.50%	12/01/2020	3,050	3,081,384

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2018 F, RB	5.00%	10/01/2023	$1,250	$ 1,416,950
Series 2018 F, RB	5.00%	10/01/2024	1,050	1,232,658
Hillsborough (County of), FL School Board;
Series 2015, Ref. RB (INS - AGM)(f)	5.00%	10/01/2021	1,700	1,785,561
Series 2015, Ref. RB (INS - AGM)(f)	5.00%	10/01/2022	1,500	1,644,630
JEA Water & Sewer System Revenue; Series 2017 A, Ref. RB	5.00%	10/01/2025	4,500	5,539,005
Manatee (County of), FL School District; Series 2017, RB (INS - AGM)(f)	5.00%	10/01/2024	2,600	3,030,560
Miami-Dade (County of), FL; Series 2010 B, Ref. RB (INS - AGM)(f)	5.00%	10/01/2023	3,500	3,511,830
				81,464,120

Georgia–1.16%
Atlanta (City of), GA;
Series 2009 B, RB (INS - AGM)(f)	5.25%	11/01/2027	2,000	2,560,200
Series 2018 C, Ref. RB	5.00%	11/01/2024	2,000	2,391,660
Atlanta (City of), GA Department of Aviation;
Series 2019 F, Ref. RB	5.00%	07/01/2023	3,000	3,379,080
Series 2019 F, Ref. RB	5.00%	07/01/2024	2,000	2,336,100
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.);
Series 2019 A, RB	5.00%	07/01/2024	1,875	2,186,212
Series 2019 A, RB	5.00%	07/01/2025	1,050	1,265,198
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle);
Series 1994, RB(a)	2.25%	05/25/2023	3,000	3,111,840
Series 1994, RB(a)	2.15%	06/13/2024	2,000	2,084,520
DeKalb (County of), GA Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC(h)	5.25%	09/01/2020	540	540,000
Gainesville (City of) & Hall (County of), GA Development Authority (Acts Retirement-Life Community); Series 2012, RB	5.00%	11/15/2022	1,600	1,704,576
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4);
Series 2019, RB	5.00%	01/01/2025	355	419,322
Series 2019, RB	5.00%	01/01/2026	300	364,977
Series 2019, RB	5.00%	01/01/2028	800	1,022,664
Main Street Natural Gas, Inc.; Series 2019 B, RB(a)	4.00%	12/02/2024	3,000	3,408,570
Private Colleges & Universities Authority (Emory University); Series 2013 B, Ref. RB (SIFMA Municipal Swap Index + 0.42%)(a)(b)	0.50%	08/16/2022	2,000	1,995,900
				28,770,819

Guam–0.08%
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS - AGM)(f)	5.00%	10/01/2020	2,070	2,077,576

Hawaii–0.92%
Hawaii (State of);
Series 2010 A, RB	5.75%	07/01/2035	2,000	2,007,160
Series 2013, GO Bonds	5.00%	08/01/2028	7,000	7,925,050
Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2026	4,845	6,122,142
Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2027	5,265	6,642,061
				22,696,413

Idaho–0.29%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2018 A, Ref. RB	5.00%	03/01/2023	2,000	2,208,960
Series 2018 A, Ref. RB	5.00%	03/01/2024	1,350	1,540,174
Regents of the University of Idaho; Series 2011, Ref. RB(a)	5.25%	04/01/2021	3,305	3,386,766
				7,135,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–12.49%
Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	$3,205	$ 3,482,553
Series 2004, Ref. RB	5.00%	11/01/2022	5,675	6,165,093
Series 2004, Ref. RB	5.00%	11/01/2023	2,475	2,779,326
Series 2004, Ref. RB	5.00%	11/01/2024	14,440	16,663,471
Series 2012, RB	5.00%	01/01/2027	1,000	1,046,000
Series 2014, RB	5.00%	11/01/2021	1,000	1,050,710
Series 2017 B, Ref. RB	5.00%	01/01/2025	3,520	4,060,109
Chicago (City of), IL (O’Hare International Airport);
Series 2010 C, RB (INS - AGC)(f)	5.25%	01/01/2021	1,025	1,029,039
Series 2015 B, Ref. RB	5.00%	01/01/2022	3,650	3,856,444
Series 2015 B, Ref. RB	5.00%	01/01/2023	5,000	5,495,750
Chicago (City of), IL Board of Education; Series 1998 B-1, GO Bonds (INS - NATL)(f)(g)	0.00%	12/01/2025	735	644,970
Chicago (City of), IL Transit Authority;
Series 2010, Ref. RB (INS - AGM)(f)	5.00%	06/01/2028	755	756,533
Series 2011, RB(a)(h)	5.25%	12/01/2021	4,050	4,243,546
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds);
Series 2015, Ref. RB	5.00%	06/01/2021	8,000	8,236,320
Series 2017, Ref. RB	5.00%	06/01/2025	4,000	4,718,920
Chicago (City of), IL Transit Authority (FTA Section 5337 State of Good Repair Formula Funds); Series 2017, Ref. RB	5.00%	06/01/2025	1,500	1,769,595
Cook (County of), IL;
Series 2010 A, Ref. GO Bonds	5.25%	11/15/2033	4,775	4,807,136
Series 2011 A, Ref. GO Bonds	5.25%	11/15/2028	8,785	9,172,594
Cook County School District No. 144 (Prairie Hills); Series 2010 A, GO Bonds(h)	4.25%	12/01/2020	555	560,578
Cook County Township High School District No. 220 Reavis; Series 2012, GO Bonds	3.00%	12/01/2024	1,035	1,069,072
Illinois (State of);
Series 2007, GO Bonds (INS - NATL)(f)	4.75%	04/01/2032	5,955	5,963,456
Series 2010, Ref. GO Bonds	5.00%	01/01/2022	5,000	5,013,700
Series 2010, Ref. GO Bonds	5.00%	01/01/2023	525	526,234
Series 2011, RB	5.00%	06/15/2027	10,500	10,757,040
Series 2011, RB	5.00%	06/15/2028	5,500	5,628,040
Series 2012, Ref. GO Bonds	5.00%	08/01/2025	4,710	4,950,445
Series 2013, GO Bonds	5.00%	07/01/2021	2,500	2,570,650
Series 2013, GO Bonds	5.50%	07/01/2026	2,000	2,163,900
Series 2013, RB	5.00%	06/15/2026	500	543,810
Series 2014, GO Bonds	5.00%	02/01/2025	4,695	5,089,427
Series 2017 D, GO Bonds	5.00%	11/01/2024	3,480	3,800,264
Series 2017 D, GO Bonds	5.00%	11/01/2027	1,065	1,203,546
Series 2020, GO Bonds	5.50%	05/01/2024	3,500	3,889,165
Series 2020, GO Bonds	5.50%	05/01/2025	5,000	5,682,400
Series 2020, GO Bonds	5.50%	05/01/2026	6,750	7,789,432
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	3,000	3,600,000
Illinois (State of) Finance Authority (Edward-Elmhurst Heathcare); Series 2018 B, Ref. RB (SIFMA Municipal Swap Index + 0.75%)(a)(b)	0.83%	07/01/2023	3,750	3,732,562
Illinois (State of) Finance Authority (Field Museum); Series 2019, Ref. RB (68% of 1 mo. USD LIBOR + 1.00%)(a)(b)	0.61%	09/01/2022	6,925	6,845,016
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(a)(e)	4.75%	08/01/2030	11,000	11,306,240
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare); Series 2017 B, RB(a)	5.00%	12/15/2022	10,750	11,868,645
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2018 B, Ref. VRD RB (LOC - JP Morgan Chase Bank N.A.)(c)(d)	0.02%	11/15/2037	17,200	17,200,000
Series 2018 C, Ref. VRD RB (LOC - PNC Bank N.A.)(c)(d)	0.03%	11/15/2037	17,700	17,700,000
Illinois (State of) Finance Authority (Palos Hospital);
Series 2010 C, RB	5.38%	05/15/2025	6,000	6,021,420
Series 2010, Ref. RB	5.13%	05/15/2035	15,000	15,040,200
Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009 D-1, VRD RB (LOC - PNC Bank N.A.)(c)(d)	0.03%	08/01/2043	13,060	13,060,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB(a)(h)	5.70%	06/15/2022	$875	$ 966,473
Series 2002, RB (INS - NATL)(f)	5.70%	06/15/2025	3,125	3,355,406
Series 2002, RB (INS - NATL)(f)(g)	0.00%	12/15/2032	25,000	16,921,500
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB	5.00%	01/01/2032	1,250	1,364,188
Series 2015 A, RB	5.00%	01/01/2032	1,635	1,936,707
Long Grove (Village of), IL (Sunset Grove);
Series 2020, Ref. RB	2.35%	01/01/2021	230	230,630
Series 2020, Ref. RB	2.50%	01/01/2022	240	243,084
Series 2020, Ref. RB	2.50%	01/01/2023	245	250,517
Series 2020, Ref. RB	3.00%	01/01/2026	280	293,409
Series 2020, Ref. RB	3.10%	01/01/2027	290	303,360
Series 2020, Ref. RB	3.25%	01/01/2028	305	319,301
Series 2020, Ref. RB	3.35%	01/01/2029	320	333,114
Series 2020, Ref. RB	3.50%	01/01/2030	330	343,177
Series 2020, Ref. RB	3.60%	01/01/2031	345	357,613
Series 2020, Ref. RB	3.70%	01/01/2032	490	507,988
Railsplitter Tobacco Settlement Authority;
Series 2010, RB(a)(h)	5.50%	06/01/2021	1,500	1,559,910
Series 2017, RB	5.00%	06/01/2025	7,000	8,365,560
Regional Transportation Authority;
Series 1997, Ref. RB (INS - NATL)(f)	6.00%	06/01/2023	1,460	1,572,026
Series 2002 A, RB (INS - NATL)(f)	6.00%	07/01/2021	2,055	2,144,495
Rosemont (Village of), IL; Series 2017 A, GO Bonds (INS - AGM)(f)	5.00%	12/01/2046	4,000	4,774,960
Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2025	6,700	7,697,563
Springfield (City of), IL Electric Revenue; Series 2015, Ref. RB	5.00%	03/01/2023	2,000	2,219,480
				309,613,812

Indiana–1.41%
Indiana (State of) Finance Authority; Series 2016 C, Ref. RB	5.00%	12/01/2025	7,000	8,659,700
Indiana (State of) Finance Authority (Kings Daughters Hospital & Health); Series 2010, RB	5.50%	08/15/2040	7,955	7,970,751
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2010 A, RB	3.00%	11/01/2030	4,350	4,493,159
Series 2012 B, RB	3.00%	11/01/2030	2,000	2,065,820
Series 2012 C, RB	3.00%	11/01/2030	3,000	3,098,730
Indiana (State of) Municipal Power Agency;
Series 2011 A, RB	5.00%	01/01/2021	250	253,930
Series 2011 A, RB(a)(h)	5.00%	07/01/2021	250	259,825
Indiana Bond Bank; Series 2007 B-1, RB (67% of 3 mo. USD LIBOR + 0.97%)(b)	1.15%	10/15/2022	2,875	2,875,316
Indianapolis (City of), IN Department of Public Utilities; Series 2018 A, Ref. RB	5.00%	10/01/2025	1,350	1,657,881
Purdue University; Series 2016 CC, Ref. RB	5.00%	07/01/2023	3,115	3,536,958
				34,872,070

Iowa–0.50%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, RB	5.25%	12/01/2025	6,000	6,281,760
Iowa (State of) Finance Authority (Iowa Health System); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.58%)(a)(b)(e)	1.73%	01/04/2024	6,095	6,054,285
				12,336,045

Kansas–1.07%
Kansas (State of) Development Finance Authority;
Series 2011 K, RB	5.00%	12/01/2020	1,460	1,465,490
Series 2015 G, RB	5.00%	04/01/2027	5,000	5,545,500
Series 2015 G, RB	5.00%	04/01/2028	5,000	5,532,350
Kansas (State of) Development Finance Authority (Adventist Health System/Subelt Obligated Group); Series 2012 A, Ref. RB	5.00%	11/15/2032	11,975	12,794,928
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2021	1,000	1,046,760
				26,385,028

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–3.32%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(a)(b)	1.48%	02/01/2025	$2,340	$ 2,293,364
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2025	1,635	1,817,302
Series 2015, RB	5.00%	07/01/2022	850	889,304
Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(f)	5.00%	09/01/2026	2,000	2,386,400
Series 2015 A, Ref. RB (INS - NATL)(f)	5.00%	09/01/2027	3,380	4,008,207
Series 2015 A, Ref. RB (INS - NATL)(f)	5.00%	09/01/2028	2,870	3,378,392
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);
Series 2010 A, RB (INS - AGM)(f)	5.00%	09/01/2021	5,860	5,860,000
Series 2010 A, RB (INS - AGM)(f)	5.00%	09/01/2022	4,560	4,560,000
Series 2010 A, RB (INS - AGM)(f)	5.00%	09/01/2023	1,000	1,000,000
Kentucky (Commonwealth of) Property & Building Commission; Series 2020 C, Ref. RB	5.00%	11/01/2021	5,000	5,275,250
Kentucky (Commonwealth of) Property & Building Commission (No. 108); Series 2015 A, Ref. RB	5.00%	08/01/2029	4,000	4,660,680
Kentucky (Commonwealth of) Property & Building Commission (No. 112); Series 2016 B, Ref. RB	5.00%	11/01/2026	13,290	16,300,584
Kentucky (Commonwealth of) Public Energy Authority;
Series 2018 A, RB(a)	4.00%	04/01/2024	7,830	8,646,669
Series 2018 B, RB(a)	4.00%	01/01/2025	5,000	5,621,250
Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2017 B, Ref. RB	4.00%	07/01/2026	3,750	4,295,737
Louisville & Jefferson (Counties of), KY Metropolitan Sewer District;
Series 2017 A, RB	5.00%	05/15/2025	4,025	4,901,444
Series 2017, Ref. RB	5.00%	05/15/2025	5,285	6,435,809
				82,330,392

Louisiana–2.82%
East Baton Rouge (Parish of), LA Industrial Development Board, Inc. (ExxonMobil); Series 2010 A, VRD RB(c)	0.03%	08/01/2035	1,051	1,051,000
Jefferson Sales Tax District;
Series 2019 A, Ref. RB (INS - AGM)(f)	5.00%	12/01/2023	1,000	1,143,660
Series 2019 A, Ref. RB (INS - AGM)(f)	5.00%	12/01/2024	1,000	1,183,120
Louisiana (State of);
Series 2012 A, GO Bonds	5.00%	08/01/2024	1,980	2,160,220
Series 2013 A, RB	5.00%	06/15/2033	1,050	1,166,098
Series 2014 C, Ref. GO Bonds	5.00%	08/01/2025	2,400	2,841,024
Series 2016 B, Ref. GO Bonds	5.00%	08/01/2025	10,000	12,053,900
Series 2019 A, RB	5.00%	09/01/2026	2,000	2,473,180
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center); Series 2015 A-2, RB(a)	5.00%	06/01/2025	5,000	5,959,950
Louisiana Citizens Property Insurance Corp.; Series 2015, Ref. RB (INS - AGM)(f)	5.00%	06/01/2022	14,575	15,733,129
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB	5.00%	07/01/2023	3,250	3,599,505
New Orleans (City of), LA;
Series 2015, RB	5.00%	06/01/2023	700	783,258
Series 2015, RB	5.00%	12/01/2023	600	682,860
Series 2015, RB	5.00%	06/01/2024	400	464,196
Series 2015, RB	5.00%	12/01/2024	750	883,538
Series 2015, RB	5.00%	06/01/2025	500	599,610
Series 2015, RB	5.00%	12/01/2025	825	999,108
Series 2015, RB	5.00%	06/01/2026	250	299,958
Series 2015, RB	5.00%	12/01/2026	500	602,100
Series 2015, RB	5.00%	06/01/2027	350	418,348
Series 2015, RB	5.00%	12/01/2027	750	899,280
Series 2015, Ref. GO Bonds	5.00%	12/01/2022	500	552,590
Series 2015, Ref. GO Bonds	5.00%	12/01/2023	500	574,275
Series 2015, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,189,610
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 B, Ref. RB (INS - AGM)(f)	5.00%	10/01/2026	200	245,602
St. Charles (Parish of), LA (Valero Energy Corp.); Series 2010, RB(a)	4.00%	06/01/2022	2,865	2,991,604
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(a)	2.10%	07/01/2024	3,000	3,016,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.00%	05/15/2022	$5,000	$ 5,269,600
				69,836,823

Maine–0.07%
Lewiston (City of), ME (UBS Financial Services, Inc.);
Series 2008 B, GO Bonds (INS - AGM)(f)	5.00%	12/15/2020	870	873,419
Series 2008 B, GO Bonds (INS - AGM)(f)	5.50%	12/15/2023	950	954,009
				1,827,428

Maryland–0.91%
Maryland (State of);
Series 2014 B, GO Bonds	5.00%	08/01/2021	5,000	5,222,300
Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	10,000	11,865,300
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	5,400	5,414,796
				22,502,396

Massachusetts–2.92%
Massachusetts (Commonwealth of) Department of Transportation;
Series 2019 A, Ref. RB	5.00%	01/01/2026	4,000	4,889,760
Series 2019 A, Ref. RB	5.00%	01/01/2027	5,000	6,226,200
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance); Series 2019 A, Ref. RB(a)	5.00%	01/01/2023	4,750	5,240,818
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2019 A, Ref. RB	5.00%	07/01/2025	845	986,174
Series 2019 A, Ref. RB	5.00%	07/01/2027	2,300	2,799,629
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health); Series 2019, Ref. RB	5.00%	07/01/2025	1,000	1,194,430
Massachusetts (Commonwealth of) Development Finance Agency (Boston University); Series 2019 DD, RB(a)	5.00%	04/01/2024	6,880	7,814,717
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2017 S-5, Ref. RB (SIFMA Municipal Swap Index + 0.50%)(a)(b)	0.50%	01/27/2022	300	299,295
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University);
Series 2016 A, Ref. RB	5.00%	07/15/2024	4,735	5,620,587
Series 2017 S-4, Ref. RB(a)	5.00%	01/25/2024	15,000	17,328,000
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2025	1,750	1,894,690
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2024	1,000	1,132,620
Metropolitan Boston Transit Parking Corp.; Series 2011, RB	5.00%	07/01/2041	15,265	15,719,592
University of Massachusetts Building Authority; Series 2015-2, Ref. RB	5.00%	11/01/2023	975	1,117,223
				72,263,735

Michigan–1.66%
Great Lakes Water Authority; Series 2018 A, Ref. RB	5.00%	07/01/2024	2,425	2,800,560
Michigan (State of) Building Authority (Facilities Program); Series 2019, Ref. RB	5.00%	04/15/2025	2,100	2,538,102
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2019 B, RB(a)	3.50%	11/15/2022	4,000	4,241,760
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-1, Ref. RB (INS - AGM)(f)	5.00%	07/01/2021	4,000	4,158,200
Series 2014 D-1, Ref. RB (INS - AGM)(f)	5.00%	07/01/2022	10,000	10,868,900
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014, Ref. RB	3.88%	10/01/2023	2,000	2,073,400
Michigan (State of) Finance Authority (Mclaren Health Care); Series 2015 D-1, Ref. RB (68% of 1 mo. USD LIBOR + 0.40%)(a)(b)	0.51%	10/15/2021	6,985	6,935,895
Michigan (State of) Finance Authority (Trinity Health Corp.); Series 2015, Ref. RB(a)(h)	5.00%	06/01/2022	7,000	7,575,470
				41,192,287

Minnesota–0.59%
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2023	500	547,955
Series 2017, Ref. RB	5.00%	05/01/2024	1,200	1,353,552
Series 2017, Ref. RB	5.00%	05/01/2025	800	923,048

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                     Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Minneapolis & St. Paul (Cities of), MN Housing & Redevelopment Authority (Allina Health System);
Series 2017 A, Ref. RB	5.00%	11/15/2024	$1,780	$ 2,100,418
Series 2019, Ref. RB	5.00%	11/15/2023	1,600	1,823,520
Series 2019, Ref. RB	5.00%	11/15/2024	1,900	2,242,019
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission;
Series 2011, Ref. RB	5.00%	01/01/2021	1,240	1,257,608
Series 2016 C, RB	4.00%	01/01/2021	175	176,967
Series 2016 C, RB	5.00%	01/01/2022	250	264,587
Series 2016 C, RB	5.00%	01/01/2023	225	247,806
Series 2016 C, RB	5.00%	01/01/2024	200	228,660
Minneapolis-St. Paul (Cities of), MN Metropolitan Airports Commission; Series 2016 B, Ref. RB	5.00%	01/01/2023	1,000	1,096,950
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC - U.S. Bank N.A.)(c)(d)	0.04%	04/01/2037	2,290	2,290,000
				14,553,090

Mississippi–1.59%
Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital);
Series 2019 B, Ref. RB	5.00%	01/01/2024	400	455,184
Series 2019 B, Ref. RB	5.00%	01/01/2025	1,105	1,297,469
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2007 E, VRD IDR(c)	0.03%	12/01/2030	9,000	9,000,000
Series 2010 G, VRD RB(c)	0.03%	11/01/2035	14,500	14,500,000
Series 2010 H, VRD IDR(c)	0.03%	11/01/2035	4,710	4,710,000
Series 2010 I, VRD IDR(c)	0.03%	11/01/2035	4,500	4,500,000
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2019, Ref. RB	2.50%	04/01/2022	5,000	5,033,200
				39,495,853

Missouri–0.68%
Health & Educational Facilities Authority of the State of Missouri (Mercy Health); Series 2018 A, Ref. RB	5.00%	06/01/2026	120	146,431
Kansas City (City of), MO;
Series 2010 B, Ref. RB	4.13%	01/01/2021	2,000	2,005,900
Series 2017 C, Ref. RB	5.00%	09/01/2023	1,500	1,692,705
Series 2017 C, Ref. RB	5.00%	09/01/2024	2,675	3,125,952
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019 B, RB(a)	2.88%	02/01/2022	3,600	3,585,384
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, RB	5.00%	11/15/2020	1,000	1,009,040
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. RB	5.00%	06/01/2027	2,600	3,115,788
Series 2015 A, Ref. RB	5.00%	12/01/2027	1,140	1,363,349
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.00%	09/01/2023	870	895,830
				16,940,379

Nebraska–0.41%
Central Plains Energy Project (No. 4); Series 2018, RB(a)	5.00%	01/01/2024	7,750	8,757,113
Lincoln (City of), NE; Series 2012, Ref. RB	5.00%	09/01/2023	1,250	1,369,475
				10,126,588

Nevada–0.12%
Clark (County of), NV (Las Vegas-McCarran International Airport); Series 2015, Ref. RB	5.00%	07/01/2022	2,000	2,163,780
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(e)	2.50%	06/15/2024	900	894,186
				3,057,966

New Hampshire–0.05%
New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital);
Series 2011, RB(a)(h)	5.25%	10/01/2021	525	553,187
Series 2011, RB(a)(h)	5.50%	10/01/2021	510	538,759
New Hampshire (State of) Housing Finance Authority; Series 2009 A, RB	5.13%	07/01/2029	230	233,452
				1,325,398

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                     Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–5.88%
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(f)	5.50%	09/01/2022	$5,000	$ 5,435,500
Series 2012, Ref. RB	5.00%	06/15/2022	1,500	1,558,125
Series 2012, Ref. RB	5.00%	06/15/2025	215	222,162
Series 2017 A, Ref. RB (INS - BAM)(f)	5.00%	07/01/2027	8,200	9,954,554
Series 2017 A, Ref. RB (INS - BAM)(f)	5.00%	07/01/2028	5,005	6,043,287
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, RB (INS - NATL)(f)	5.50%	12/15/2020	3,295	3,338,362
Series 2005 B, RB (INS - AGC)(f)	5.50%	12/15/2021	6,000	6,375,240
Series 2005 B, RB (INS - NATL)(f)	5.50%	12/15/2021	10,000	10,589,400
Series 2005 B, RB (INS - AMBAC)(f)	5.25%	12/15/2023	505	570,807
Series 2006 A, RB (INS - AGM)(f)	5.25%	12/15/2021	1,820	1,927,999
Series 2006, RB (INS - NATL)(f)	5.25%	12/15/2021	7,990	8,435,443
Series 2010 D, RB	5.25%	12/15/2023	3,305	3,725,363
Series 2011-B, RB	5.00%	06/15/2021	1,000	1,031,710
Series 2013 AA, RB	5.00%	06/15/2021	6,000	6,190,260
Series 2014, RN (SIFMA Municipal Swap Index + 1.20%)(a)(b)	1.28%	12/15/2021	1,000	999,960
Series 2016, RB	5.00%	06/15/2023	1,250	1,376,950
Series 2016, RN	5.00%	06/15/2030	2,025	2,338,895
Series 2018 A, Ref. RB	5.00%	12/15/2025	5,000	5,839,050
Series 2018 A, Ref. RN	5.00%	06/15/2023	8,500	9,363,260
Series 2018 A, Ref. RN	5.00%	06/15/2030	5,000	5,780,950
Series 2018-A, Ref. RN	5.00%	06/15/2024	8,750	9,911,562
Series 2019, Ref. RB	5.00%	12/15/2025	2,500	2,919,525
Series 2019, Ref. RB	5.00%	12/15/2027	10,250	12,331,570
Subseries 2016 A-1, RN	5.00%	06/15/2024	4,500	5,097,375
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,140	1,334,564
New Jersey (State of) Turnpike Authority;
Series 2005 D-4, RB (INS - AGM)(f)	5.25%	01/01/2026	5,000	6,170,850
Series 2017 C-6, Ref. RB (70% of 1 mo. USD LIBOR + 0.75%)(a)(b)	0.86%	01/01/2023	10,000	9,985,600
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2023	3,000	3,358,230
Series 2018 A, Ref. RB	5.00%	06/01/2024	2,000	2,318,580
Series 2018 A, Ref. RB	5.00%	06/01/2025	1,000	1,195,000
				145,720,133

New Mexico–0.28%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority; Series 2015, Ref. RB	5.00%	07/01/2023	5,170	5,865,572
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB	4.00%	07/01/2022	1,140	1,152,141
				7,017,713

New York–12.96%
Hempstead (Town of), NY; Series 2019 B, Ref. GO Bonds	5.00%	08/01/2024	1,215	1,433,809
Jefferson Civic Facility Development Corp. (Samaritan Medical Center);
Series 2017 A, Ref. RB	5.00%	11/01/2023	1,185	1,313,099
Series 2017 A, Ref. RB	5.00%	11/01/2024	1,245	1,418,740
Long Island (City of), NY Power Authority;
Series 2014 C, Ref. RN (70% of 1 mo. USD LIBOR + 0.75%)(a)(b)	0.86%	10/01/2023	15,000	14,955,900
Series 2016 B, Ref. RB	5.00%	09/01/2024	2,485	2,951,509
Series 2017, RB	5.00%	09/01/2025	1,000	1,229,430
Long Island Power Authority; Series 2019 B, RB(a)	1.65%	09/01/2024	4,000	4,126,840

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                     Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority;
Series 2011 C, Ref. RB	5.00%	11/15/2027	$3,405	$ 3,484,745
Series 2012 F, Ref. RB	5.00%	11/15/2026	5,085	5,304,469
Series 2012 F, Ref. RB	5.00%	11/15/2030	4,085	4,239,127
Series 2012 G-1, VRD Ref. RB (LOC - Barclays Bank PLC)(c)(d)	0.02%	11/01/2032	5,400	5,400,000
Series 2014 C, RB	5.00%	11/15/2023	5,000	5,325,600
Series 2016 B, Ref. RB	5.00%	11/15/2022	1,250	1,310,350
Series 2016 C-1, RB	5.00%	11/15/2025	2,125	2,330,233
Subseries 2002 G-1H, Ref. RB (67% of 1 mo. USD LIBOR + 0.82%)(a)(b)	0.92%	02/01/2022	3,190	3,091,589
Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(c)(d)	0.05%	11/01/2035	15,700	15,700,000
Subseries 2008 A-2A, Ref. RB (SIFMA Municipal Swap Index + 0.45%)(a)(b)	0.53%	06/01/2022	11,780	11,338,721
Subseries 2012 G-4, Ref. RB (67% of 1 mo. USD LIBOR + 0.55%)(a)(b)	1.61%	11/01/2022	11,870	11,271,158
Subseries 2018 C-2, RB	5.00%	09/01/2021	5,000	5,120,850
Subseries 2018 D-1, RB (67% of 1 mo. USD LIBOR + 0.65%)(a)(b)	0.75%	07/01/2021	4,790	4,698,271
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	5.00%	11/15/2023	1,000	1,065,120
Series 2016 A2, Ref. RB	5.00%	11/15/2027	9,000	9,963,180
Series 2017 B, Ref. RB	5.00%	11/15/2024	8,905	9,601,549
Series 2017 C1, RB	5.00%	11/15/2023	3,000	3,195,360
Series 2018 B, Ref. RB	5.00%	11/15/2023	5,000	5,325,600
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2040	1,500	1,564,245
New York (City of), NY;
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2023	9,165	9,771,631
Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	8,050	9,427,677
New York (City of), NY Industrial Development Agency (Liberty 123 Wash); Series 2007, VRD RB (LOC - Bank Of China, Ltd.)(c)(d)	0.06%	10/01/2042	22,055	22,055,000
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.87%) (INS - FGIC)(b)(f)	3.36%	03/01/2025	1,025	992,641
Series 2006, RB (CPI Rate + 0.88%) (INS - FGIC)(b)(f)	3.37%	03/01/2026	2,725	2,611,831
Series 2006, RB (CPI Rate + 0.89%) (INS - FGIC)(b)(f)	3.38%	03/01/2027	5,500	5,244,580
New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB(c)	0.02%	06/15/2044	41,205	41,205,000
New York (City of), NY Water & Sewer System (2nd Generation Resolution); Series 2008 BB-2, VRD RB(c)	0.04%	06/15/2039	8,000	8,000,000
New York (State of) Dormitory Authority; Series 2019 A, Ref. RB	5.00%	03/15/2024	5,000	5,820,350
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2024	1,250	1,426,850
Series 2018 A, Ref. RB	5.00%	08/01/2025	3,000	3,513,210
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(f)	5.75%	07/01/2027	2,000	2,406,780
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2019 B-3, RB(a)	5.00%	05/01/2026	4,000	4,746,720
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2014 A, VRD RB (LOC - Landesbank Hessen-thrgn)(c)(d)	0.03%	11/01/2046	13,700	13,700,000
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2025	780	919,503
Series 2018 L, Ref. RB	5.00%	01/01/2026	1,000	1,212,520
New York State Dormitory Authority;
Series 2013 A, RB(a)(h)	5.00%	02/15/2023	5	5,576
Series 2013 A, RB	5.00%	02/15/2024	5,370	5,967,198
New York State Urban Development Corp.; Series 2017 A, Ref. RB	5.00%	03/15/2024	10,000	11,629,200
Triborough Bridge & Tunnel Authority; Subseries 2016 B-4A, Ref. RB (67% of 1 mo. USD LIBOR + 0.70%)(a)(b)	0.80%	02/01/2021	13,225	13,233,332
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 D, RB (67% of SOFR + 0.50%)(a)(b)	0.56%	10/01/2020	4,850	4,849,369
Subseries 2005 B-2, Ref. VRD RB (LOC-Citibank N.A.)(c)(d)	0.03%	01/01/2032	3,500	3,500,000
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2024	4,500	5,135,760
Series 2017 A, Ref. RB	5.00%	06/01/2025	5,000	5,866,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                     Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Yonkers (City of), NY;
Series 2010 A, GO Bonds(a)(h)	5.00%	11/15/2020	$500	$ 504,965
Series 2010 A, GO Bonds (INS - AGM)(f)	5.00%	11/15/2020	655	661,412
				321,166,749

North Carolina–2.28%
Charlotte (City of) & Mecklenburg (County of), NC Hospital Authority (Carolinas HealthCare System); Series 2018 E, Ref. RB (SIFMA Municipal Swap Index + 0.45%)(a)(b)	1.60%	12/01/2021	5,000	4,993,150
Charlotte-Mecklenburg Hospital Authority (The); Series 2007 B, Ref. VRD RB(c)	0.02%	01/15/2038	4,900	4,900,000
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB(c)	0.02%	01/15/2048	3,300	3,300,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(c)	0.02%	01/15/2037	12,750	12,750,000
Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB(a)	2.00%	10/01/2024	850	887,723
North Carolina (State of) Municipal Power Agency No. 1 (Catawba);
Series 2015 A, Ref. RB	5.00%	01/01/2028	1,615	1,935,965
Series 2015 B, Ref. RB	5.00%	01/01/2022	1,875	1,993,481
Series 2019 A, Ref. RB	5.00%	01/01/2021	7,180	7,292,870
Series 2019 A, Ref. RB	5.00%	01/01/2023	2,335	2,565,955
Series 2019 B, Ref. RB	5.00%	01/01/2021	5,545	5,632,167
North Carolina (State of) Turnpike Authority;
Series 2017, Ref. RB (INS - AGM)(f)	5.00%	01/01/2024	1,150	1,309,470
Series 2017, Ref. RB	5.00%	01/01/2025	2,025	2,344,039
Series 2017, Ref. RB (INS - AGM)(f)	5.00%	01/01/2026	1,350	1,632,204
University of North Carolina at Chapel Hill; Series 2012, RB (67% of 1 mo. USD LIBOR + 0.40%)(a)(b)	0.50%	11/09/2022	5,000	5,001,600
				56,538,624

Ohio–1.60%
Allen (County of), OH (Catholic Healthcare Partners); Series 2010 B, RB	5.00%	09/01/2020	2,920	2,920,000
American Municipal Power, Inc. (AMP Fremont Energy Center); Series 2017 A, Ref. RB	5.00%	02/15/2027	5,000	6,334,550
American Municipal Power, Inc. (Combined Hydroelectric); Series 2018 A, RB(a)	2.25%	08/15/2021	2,500	2,514,525
Cleveland (City of), OH;
Series 2006 A, RB (INS - AMBAC)(f)	5.25%	01/01/2021	3,980	4,037,073
Series 2011 A, RB	5.00%	01/01/2022	2,315	2,346,299
Franklin (County of), OH (OhioHealth Corp.); Series 2011 B, Ref. RB(a)	5.00%	05/15/2023	4,995	5,582,662
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB(a)(h)	5.75%	06/01/2021	250	260,257
Miami University (A State University of Ohio);
Series 2014, Ref. RB	5.00%	09/01/2023	1,465	1,672,004
Series 2017, Ref. RB	5.00%	09/01/2023	1,995	2,276,893
Ohio (State of); Series 2014 A, GO Bonds(a)(h)	5.00%	03/01/2022	4,190	4,491,848
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2011 B-1, Ref. RB	5.00%	01/01/2024	1,000	1,015,400
Series 2017, Ref. RB	5.00%	01/01/2026	1,205	1,480,837
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(a)	2.40%	10/01/2029	4,500	4,667,220
				39,599,568

Oklahoma–0.26%
Grand River Dam Authority; Series 2016 A, Ref. RB	5.00%	06/01/2024	2,500	2,926,600
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools); Series 2016, RB	5.00%	09/01/2026	3,100	3,526,033
				6,452,633

Oregon–1.08%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020, Ref. RB	2.75%	11/15/2025	2,000	2,019,380
Multnomah (County of), OR; Series 2017, GO Bonds	5.00%	06/01/2023	6,960	7,877,676
Oregon (State of) Department of Transportation;
Series 2017 C, Ref. RB	5.00%	11/15/2025	3,525	4,354,891
Series 2017 C, Ref. RB	5.00%	11/15/2026	2,000	2,543,060
Portland (City of), OR; Series 2011 B, RB	5.25%	06/15/2029	1,000	1,037,290
Portland (City of), OR Community College District; Series 2013, GO Bonds	5.00%	06/15/2022	6,000	6,518,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                     Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)
Salem-Keizer School District No. 24J; Series 2009 B, GO Bonds (CEP - Oregon School Bond Guaranty)(g)	0.00%	06/15/2023	$2,500	$ 2,469,750
				26,820,927

Pennsylvania–3.45%
Bethlehem (City of), PA;
Series 2014, Ref. RB (INS - BAM)(f)	5.00%	11/15/2020	1,475	1,488,939
Series 2014, Ref. RB (INS - BAM)(f)	5.00%	11/15/2021	1,400	1,478,582
Commonwealth Financing Authority;
Series 2015 A, RB	5.00%	06/01/2034	6,000	7,047,960
Series 2018, RB	5.00%	06/01/2025	5,500	6,584,325
Series 2018, RB	5.00%	06/01/2026	2,000	2,461,860
Delaware Valley Regional Financial Authority; Series 2018 B, RB (SIFMA Municipal Swap Index + 0.42%)(a)(b)	0.50%	09/01/2022	4,000	3,974,560
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2021	500	518,420
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2022	1,350	1,464,925
Series 2018 A, Ref. RB	5.00%	09/01/2023	1,050	1,181,880
Series 2018 A, Ref. RB	5.00%	09/01/2024	1,000	1,164,710
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.72%)(a)(b)	1.87%	09/01/2023	4,700	4,700,141
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2012, Ref. IDR(a)(h)	5.00%	05/15/2022	2,000	2,160,240
Series 2012, Ref. RB(a)(h)	5.00%	05/15/2022	1,000	1,080,120
Pennsylvania (Commonwealth of);
First Series 2016, Ref. GO Bonds	5.00%	09/15/2026	5,000	6,279,350
First Series 2016, Ref. GO Bonds	5.00%	02/01/2028	1,690	2,074,610
Second Series 2016, Ref. GO Bonds	5.00%	09/15/2028	2,455	3,068,333
Series 2013, GO Bonds	5.00%	10/15/2032	1,475	1,675,379
Series 2018 A, Ref. COP	5.00%	07/01/2023	500	565,600
Series 2018 A, Ref. COP	5.00%	07/01/2025	500	600,365
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, RB	6.25%	01/01/2032	3,045	3,101,789
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2011 A, RB	5.00%	12/01/2022	1,500	1,649,580
Series 2011 A, RB	5.00%	12/01/2023	1,500	1,713,915
Series 2014, Ref. RB	5.00%	12/01/2033	5,000	5,706,000
Series 2018 A-1, Ref. RB (SIFMA Municipal Swap Index + 0.43%)(b)	0.51%	12/01/2021	4,000	3,999,480
Series 2019 A, RB	5.00%	12/01/2026	1,000	1,220,230
Series 2019 A, RB	5.00%	12/01/2027	1,500	1,870,065
Series 2019 A, RB	5.00%	12/01/2028	2,000	2,540,120
Philadelphia (City of), PA;
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2023	1,000	1,125,320
Series 2019 B, GO Bonds	5.00%	02/01/2024	850	974,117
Series 2019 B, GO Bonds	5.00%	02/01/2025	1,000	1,185,750
Series 2019 B, GO Bonds	5.00%	02/01/2026	1,200	1,464,528
Philadelphia (City of), PA Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2022	2,250	2,413,935
Series 2015, Ref. RB	5.00%	08/01/2023	4,000	4,436,200
Philadelphia (City of), PA Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/2027	1,320	1,345,925
Pittsburgh (City of), PA Water & Sewer Authority; Series 2019 A, RB (INS - AGM)(f)	5.00%	09/01/2024	1,000	1,182,470
				85,499,723

Puerto Rico–2.19%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	1,805	1,816,119
Series 2002, RB	5.50%	05/15/2039	7,000	7,043,120

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                     Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2003 A, GO Bonds (INS - AGC)(f)	5.00%	07/01/2027	$1,485	$ 1,495,514
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(f)	6.00%	07/01/2027	3,400	3,488,400
Series 2004 A, GO Bonds (INS - AGC)(f)	5.00%	07/01/2029	250	251,575
Series 2007 A, GO Bonds (INS - AGC)(f)	5.00%	07/01/2023	335	337,231
Series 2011 A, Ref. GO Bonds (INS - AGM)(f)	5.25%	07/01/2024	8,415	8,648,516
Puerto Rico (Commonwealth of) Convention Center District Authority; Series 2006 A, RB (INS - AGC)(f)	5.00%	07/01/2027	295	297,089
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(f)	5.00%	07/01/2025	300	302,448
Series 2005 RR, RB (INS - NATL)(f)	5.00%	07/01/2021	450	452,178
Series 2005 SS, Ref. RB (INS - NATL)(f)	5.00%	07/01/2021	125	125,605
Series 2005 SS, Ref. RB (INS - NATL)(f)	5.00%	07/01/2024	5,645	5,691,063
Series 2005 SS, Ref. RB (INS - NATL)(f)	5.00%	07/01/2025	355	357,897
Series 2007 TT, RB (INS - NATL)(f)	5.00%	07/01/2023	225	226,460
Series 2007 TT, RB (INS - NATL)(f)	5.00%	07/01/2026	270	272,203
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB (INS - NATL)(f)	4.75%	07/01/2038	970	976,324
Series 2002 D, RB (INS - AGM)(f)	5.00%	07/01/2027	615	619,354
Series 2002 D, RB (INS - AGM)(f)	5.00%	07/01/2032	435	437,740
Series 2003, RB (INS - AGC)(f)	5.00%	07/01/2028	1,070	1,077,126
Series 2004 J, RB (INS - NATL)(f)	5.00%	07/01/2029	1,575	1,586,592
Series 2007 M, RB (INS - AGC)(f)	5.00%	07/01/2032	160	160,810
Series 2007 M, RB (INS - AGC)(f)	5.00%	07/01/2037	280	280,487
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2006 B, RB (INS - AGC)(f)	5.00%	07/01/2023	100	100,666
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2002 F, Ref. RB (INS - AGC)(f)	5.25%	07/01/2021	1,500	1,542,060
Series 2007 M3, Ref. RB (INS - NATL)(f)	6.00%	07/01/2027	1,145	1,174,770
Series 2007 M-3, Ref. RB (INS - NATL)(f)	6.00%	07/01/2024	300	307,800
Series 2007 M-3, Ref. RB (INS - NATL)(f)	6.00%	07/01/2028	100	102,600
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2024	11,002	10,163,648
Series 2018 A-1, RB(g)	0.00%	07/01/2027	5,752	4,886,842
				54,222,237

Rhode Island–0.48%
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, RB (INS - AGC)(f)	5.25%	09/15/2029	1,265	1,269,794
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	2,435	2,810,307
Series 2015 A, Ref. RB	5.00%	06/01/2027	3,600	4,145,292
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,920	2,205,888
Series 2015 B, Ref. RB	2.25%	06/01/2041	1,440	1,485,302
				11,916,583

South Carolina–1.69%
Patriots Energy Group Financing Agency; Series 2018 A, RB(a)	4.00%	02/01/2024	8,000	8,874,080
SCAGO Educational Facilities Corp. for Pickens School District; Series 2015, Ref. RB	5.00%	12/01/2026	2,250	2,660,940
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2018 A, Ref. RB	5.00%	05/01/2025	1,500	1,752,810
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(h)	5.00%	08/01/2021	1,300	1,356,693
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	05/01/2024	1,000	1,135,630
Series 2018 C, VRD RB(c)	0.35%	05/01/2048	10,000	10,000,000
South Carolina Transportation Infrastructure Bank;
Series 2012 A, Ref. RB(a)(h)	5.00%	10/01/2021	10,000	10,521,200
Series 2012 B, Ref. RB(a)(h)	5.00%	10/01/2022	5,000	5,498,050
				41,799,403

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                     Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Dakota–0.04%
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB(a)(h)	5.00%	09/01/2020	$1,000	$ 1,000,000

Tennessee–2.85%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2023	1,800	1,993,572
Series 2018 A, Ref. RB	5.00%	07/01/2024	2,000	2,203,240
Series 2018 A, Ref. RB	5.00%	07/01/2025	2,000	2,199,100
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/2022	2,165	2,243,611
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. RB	5.00%	07/01/2021	885	902,824
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2016 A, Ref. RB	5.00%	10/01/2021	745	767,626
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2024	1,840	2,125,384
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2021	4,385	4,589,209
Series 2006 A, RB	5.25%	09/01/2023	39,950	45,390,791
Series 2017 A, RB(a)	4.00%	05/01/2023	3,420	3,695,960
Series 2018, RB(a)	4.00%	11/01/2025	4,000	4,575,800
				70,687,117

Texas–7.16%
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2022	350	359,772
Series 2017, Ref. RB	5.00%	01/01/2025	900	901,454
Board of Regents of The University of Texas System; Series 2010, Ref. RB	5.00%	08/15/2021	5,340	5,587,562
Central Texas Regional Mobility Authority; Series 2018, RB	4.00%	01/01/2022	2,500	2,565,225
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	5.00%	08/15/2023	575	613,738
Dallas-Fort Worth (Cities of), TX International Airport; Series 2013 F, Ref. RB	5.25%	11/01/2033	4,490	5,039,576
Denton Independent School District; Series 2015, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	6,685	7,926,471
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	11,370	14,105,508
Frisco Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2025	2,500	3,071,750
Galveston (City of), TX; Series 2011, Ref. RB	5.00%	02/01/2021	1,000	1,018,750
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 B, RB(a)	5.00%	10/01/2023	5,000	5,630,150
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(c)	0.01%	11/01/2041	16,300	16,300,000
Harris (County of), TX Metropolitan Transit Authority; Series 2017 B, Ref. RB	5.00%	11/01/2025	3,040	3,732,178
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System);
Series 2013 A, Ref. RB	5.00%	12/01/2023	1,625	1,784,673
Series 2014 A, RB(a)(h)	5.00%	12/01/2024	1,445	1,730,720
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area);
Series 2013 A, Ref. RB	5.00%	06/01/2021	535	543,143
Series 2013 A, Ref. RB	5.00%	06/01/2022	855	883,566
Houston (City of), TX;
Series 2014 C, Ref. RB	5.00%	05/15/2024	3,685	4,327,406
Series 2016 A, Ref. GO Bonds	5.00%	03/01/2024	3,060	3,554,251
Series 2017 A, Ref. GO Bonds	5.00%	03/01/2028	5,350	6,776,470
Series 2018 C, Ref. RB (70% of 1 mo. USD LIBOR +0.36%)(a)(b)	0.47%	08/01/2021	4,000	3,989,800
Houston Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	3,750	4,527,037
Leander Independent School District; Series 2014 D, Ref. GO Bonds (CEP - Texas Permanent School Fund)(g)	0.00%	08/15/2027	5,675	4,932,142
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2018, Ref. RB	5.00%	05/15/2023	1,900	2,131,173
Series 2018, Ref. RB	5.00%	05/15/2024	2,430	2,829,152
North East Texas Regional Mobility Authority; Series 2016, RB	5.00%	01/01/2026	1,870	2,194,969
North Texas Tollway Authority; Series 2019 B, Ref. RB	5.00%	01/01/2025	2,000	2,367,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                     Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Northside Independent School District (School Building); Series 2012, GO Bonds (CEP - Texas Permanent School Fund)(a)	1.75%	06/01/2022	$2,900	$ 2,903,770
San Antonio (City of), TX;
Series 2016, RB(h)	5.00%	02/01/2023	5,345	5,955,613
Series 2016, RB	5.00%	02/01/2023	1,155	1,288,876
Series 2018, Ref. RB	5.00%	02/01/2021	5,000	5,100,300
San Antonio (City of), TX Water System; Series 2013 B, Ref. RB	5.00%	05/15/2031	2,720	3,049,365
San Antonio Independent School District; Series 2019, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2025	5,400	6,617,106
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2018 A, Ref. RB	5.00%	07/01/2024	1,850	2,149,423
Texas (State of) Water Development Board (State Water Implementation Revenue Fund);
Series 2018 A, RB	5.00%	10/15/2022	2,500	2,754,450
Series 2018 A, RB	5.00%	10/15/2024	2,500	2,983,625
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,845	5,734,687
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2021	5,485	5,759,963
Series 2012, RB	5.00%	12/15/2022	500	543,645
Series 2012, RB	5.00%	12/15/2023	8,050	8,737,148
Series 2012, RB	5.00%	12/15/2028	200	214,738
Texas Public Finance Authority; Series 2018 A, Ref. GO Bonds	5.00%	10/01/2023	5,000	5,732,300
Texas State University Board of Regents;
Series 2017 A, Ref. RB	5.00%	03/15/2023	2,150	2,406,323
Series 2017 A, Ref. RB	5.00%	03/15/2024	4,000	4,659,200
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, RB(h)	5.00%	07/01/2021	1,285	1,334,948
				177,349,196

Utah–0.19%
Utah (County of), UT (IHC Health Services, Inc.); Series 2018 B, RB(a)	5.00%	08/01/2024	4,000	4,610,480

Virgin Islands–0.34%
Virgin Islands (Government of) Public Finance Authority;
Series 2010 A, Ref. RB (INS - AGM)(f)	5.00%	10/01/2029	215	219,119
Series 2015, RB(e)	5.00%	09/01/2022	2,220	2,375,866
Series 2015, RB(e)	5.00%	09/01/2023	1,500	1,654,050
Series 2015, RB(e)	5.00%	09/01/2024	1,650	1,869,500
Series 2015, RB(e)	5.00%	09/01/2025	1,500	1,739,850
Virgin Islands (Government of) Water & Power Authority (Electric System); Series 2010 B, RB (INS - AGM)(f)	5.00%	07/01/2022	580	585,185
				8,443,570

Virginia–2.08%
Chesapeake Bay Bridge & Tunnel District; Series 2019, RAN	5.00%	11/01/2023	17,645	19,838,097
Fairfax (County of), VA Economic Development Authority (Wiehle Ave Metrorail Station); Series 2020, Ref. RB	5.00%	08/01/2027	1,400	1,805,188
Stafford (County of) & Staunton (City of), VA Industrial Development Authority; Series 2008 B, RB	6.50%	08/01/2028	1,165	1,165,058
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs); Series 2015 A, RB	5.00%	02/01/2024	4,075	4,739,144
Virginia Commonwealth Transportation Board;
Series 2016, RB	5.00%	03/15/2024	1,500	1,751,820
Series 2016, RB	5.00%	09/15/2024	1,015	1,208,591
Series 2017 A, Ref. RB	5.00%	05/15/2024	5,395	6,342,092
Series 2017, RB	5.00%	05/15/2025	5,640	6,873,976
Series 2017, Ref. RB	5.00%	09/15/2023	5,000	5,730,150
York (County of), VA Economic Development Authority; Series 2009 A, Ref. PCR(a)	1.90%	06/01/2023	2,000	2,066,360
				51,520,476

Washington–1.61%
Energy Northwest (Columbia Generating Station); Series 2011 A, Ref. RB	5.00%	07/01/2023	2,500	2,600,175
Energy Northwest (Project #3); Series 2018 C, Ref. RB	5.00%	07/01/2023	4,000	4,538,160
Seattle (City of), WA; Series 2015 A, Ref. GO Bonds	5.00%	06/01/2023	4,000	4,527,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                     Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Seattle (Port of), WA; Series 2015 B, Ref. RB	5.00%	03/01/2022	$1,205	$ 1,290,109
Washington (State of); Series 1998 C, GO Bonds	5.50%	07/01/2023	2,815	3,091,236
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(a)(b)	2.55%	01/01/2025	5,650	5,576,663
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center); Series 2017, Ref. RB (67% of 1 mo. USD LIBOR + 1.10%)(a)(b)	1.20%	07/01/2022	5,000	4,998,850
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2020	500	504,415
Washington (State of) Tobacco Settlement Authority;
Series 2018, Ref. RB	5.00%	06/01/2023	2,500	2,778,200
Series 2018, Ref. RB	5.00%	06/01/2024	3,750	4,157,588
Washington Health Care Facilities Authority (CommonSpirit Health); Series 2019 B-3, Ref. RB(a)	5.00%	08/01/2026	5,000	5,898,350
				39,961,146

West Virginia–0.39%
Mason (County of), WV (Appalachian Power Co.); Series 2003 L, PCR	2.75%	10/01/2022	2,500	2,603,825
West Virginia (State of) Economic Development Authority; Series 2017, Ref. RB	5.00%	06/15/2027	5,610	7,149,216
				9,753,041

Wisconsin–0.30%
Wisconsin (State of); Series 2017-1, Ref. RB	5.00%	07/01/2025	3,790	4,649,799
Wisconsin (State of) Health & Educational Facilities Authority (Advocate Aurora Health Credit Group); Series 2018 B-3, Ref. RB(a)	5.00%	01/31/2024	2,495	2,864,809
				7,514,608

Wyoming–0.05%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS - BAM)(f)	5.00%	01/01/2024	1,000	1,148,660
TOTAL INVESTMENTS IN SECURITIES(j)–99.03% (Cost $2,362,357,539)				2,454,339,254
OTHER ASSETS LESS LIABILITIES–0.97%				23,946,903
NET ASSETS –100.00%				$2,478,286,157

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
UCR	– University of California Riverside
USD	– U.S. Dollar
VRD	– Variable Rate Demand
YMCA	– Young Men’s Christian Association

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                     Invesco Limited Term Municipal Income Fund

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $46,916,871, which represented 1.89% of the Fund’s Net Assets.

(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Zero coupon bond issued at a discount.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Security subject to crossover refunding.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2020

Revenue Bonds	71.8%

General Obligation Bonds	13.9

Other	11.6

Pre-Refunded Bonds	2.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                     Invesco Limited Term Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $2,362,357,539)	$2,454,339,254

Cash	1,236,180

Receivable for:
Investments sold	314,299

Fund shares sold	7,880,236

Interest	21,600,656

Investment for trustee deferred compensation and retirement plans	242,529

Other assets	136,490

Total assets	2,485,749,644

Liabilities:
Payable for:
Investments purchased	2,427,116

Dividends	1,091,556

Fund shares reacquired	2,774,652

Accrued fees to affiliates	744,682

Accrued trustees’ and officers’ fees and benefits	2,708

Accrued other operating expenses	158,534

Trustee deferred compensation and retirement plans	264,239

Total liabilities	7,463,487

Net assets applicable to shares outstanding	$2,478,286,157

Net assets consist of:
Shares of beneficial interest	$2,427,846,196

Distributable earnings	50,439,961

$2,478,286,157

Net Assets:
Class A	$1,239,864,854

Class A2	$32,991,079

Class C	$104,543,002

Class Y	$812,036,788

Class R5	$2,390,951

Class R6	$286,459,483

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	107,616,529

Class A2	2,861,784

Class C	9,078,225

Class Y	70,517,038

Class R5	207,542

Class R6	24,880,685

Class A:
Net asset value per share	$11.52

Maximum offering price per share (Net asset value of $11.52 ÷ 97.50%)	$11.82

Class A2:
Net asset value per share	$11.53

Maximum offering price per share (Net asset value of $11.53 ÷ 99.00%)	$11.65

Class C:
Net asset value and offering price per share	$11.52

Class Y:
Net asset value and offering price per share	$11.52

Class R5:
Net asset value and offering price per share	$11.52

Class R6:
Net asset value and offering price per share	$11.51

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                     Invesco Limited Term Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2020

(Unaudited)

Investment income:
Interest	$27,809,813

Expenses:
Advisory fees	2,654,104

Administrative services fees	158,301

Custodian fees	11,147

Distribution fees:
Class A	1,432,674

Class C	542,481

Transfer agent fees – A, A2, C and Y	841,833

Transfer agent fees – R5	(1,607)

Transfer agent fees – R6	14,987

Trustees’ and officers’ fees and benefits	13,792

Registration and filing fees	89,515

Reports to shareholders	53,924

Professional services fees	29,582

Other	70,041

Total expenses	5,910,774

Less: Expense offset arrangement(s)	(130)

Net expenses	5,910,644

Net investment income	21,899,169

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(3,757,741)

Change in net unrealized appreciation of investment securities	2,656,677

Net realized and unrealized gain (loss)	(1,101,064)

Net increase in net assets resulting from operations	$20,798,105

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                     Invesco Limited Term Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2020 and the year ended February 29, 2020

(Unaudited)

	August 31, 2020	February 29, 2020

Operations:
Net investment income	$ 21,899,169	$ 43,776,856

Net realized gain (loss)	(3,757,741)	672,817

Change in net unrealized appreciation	2,656,677	56,060,334

Net increase in net assets resulting from operations	20,798,105	100,510,007

Distributions to shareholders from distributable earnings:
Class A	(10,445,707)	(23,041,136)

Class A2	(403,905)	(1,208,339)

Class C	(587,240)	(1,414,451)

Class Y	(7,412,854)	(16,772,304)

Class R5	(24,818)	(60,846)

Class R6	(2,834,451)	(5,958,958)

Total distributions from distributable earnings	(21,708,975)	(48,456,034)

Share transactions-net:
Class A	123,393,982	56,991,094

Class A2	(14,377,328)	(5,518,380)

Class C	(4,271,067)	10,720,200

Class Y	91,660,286	27,557,962

Class R5	13,886	(495,211)

Class R6	20,597,837	48,411,822

Net increase in net assets resulting from share transactions	217,017,596	137,667,487

Net increase in net assets	216,106,726	189,721,460

Net assets:
Beginning of period	2,262,179,431	2,072,457,971

End of period	$2,478,286,157	$2,262,179,431

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                     Invesco Limited Term Municipal Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/20	$11.52	$0.11	$(0.01)	$0.10	$(0.10)	$11.52	1.05%	$1,239,865	0.60	%(d)	0.60	%(d)	1.85	%(d)	11%
Year ended 02/29/20	11.25	0.22	0.30	0.52	(0.25)	11.52	4.68	1,115,905	0.61		0.61		1.98		26
Year ended 02/28/19	11.22	0.24	0.02	0.26	(0.23)	11.25	2.38	1,033,140	0.63		0.63		2.17		45
Year ended 02/28/18	11.31	0.21	(0.10)	0.11	(0.20)	11.22	0.93	1,048,359	0.62		0.62		1.86		20
Year ended 02/28/17	11.57	0.21	(0.27)	(0.06)	(0.20)	11.31	(0.51)	1,274,653	0.60		0.60		1.79		29
Year ended 02/29/16	11.62	0.24	(0.04)	0.20	(0.25)	11.57	1.76	1,183,160	0.61		0.61		2.14		13
Class A2
Six months ended 08/31/20	11.53	0.12	0.00	0.12	(0.12)	11.53	0.92	32,991	0.35	(d)	0.35	(d)	2.10	(d)	11
Year ended 02/29/20	11.25	0.25	0.31	0.56	(0.28)	11.53	5.02	47,719	0.36		0.36		2.23		26
Year ended 02/28/19	11.22	0.27	0.02	0.29	(0.26)	11.25	2.64	52,007	0.38		0.38		2.42		45
Year ended 02/28/18	11.31	0.24	(0.11)	0.13	(0.22)	11.22	1.18	57,533	0.37		0.37		2.11		20
Year ended 02/28/17	11.58	0.23	(0.27)	(0.04)	(0.23)	11.31	(0.35)	72,115	0.35		0.35		2.04		29
Year ended 02/29/16	11.63	0.27	(0.04)	0.23	(0.28)	11.58	2.02	93,226	0.36		0.36		2.39		13
Class C
Six months ended 08/31/20	11.52	0.06	0.00	0.06	(0.06)	11.52	0.55	104,543	1.35	(d)	1.35	(d)	1.10	(d)	11
Year ended 02/29/20	11.24	0.14	0.31	0.45	(0.17)	11.52	3.99	108,818	1.36		1.36		1.23		26
Year ended 02/28/19	11.21	0.16	0.02	0.18	(0.15)	11.24	1.61	95,674	1.38		1.38		1.42		45
Year ended 02/28/18	11.30	0.13	(0.11)	0.02	(0.11)	11.21	0.18	304,861	1.37		1.37		1.11		20
Year ended 02/28/17	11.56	0.12	(0.26)	(0.14)	(0.12)	11.30	(1.26)	390,826	1.35		1.35		1.04		29
Year ended 02/29/16	11.62	0.16	(0.06)	0.10	(0.16)	11.56	0.91	264,598	1.36		1.36		1.39		13
Class Y
Six months ended 08/31/20	11.52	0.12	0.00	0.12	(0.12)	11.52	1.05	812,037	0.35	(d)	0.35	(d)	2.10	(d)	11
Year ended 02/29/20	11.24	0.25	0.31	0.56	(0.28)	11.52	5.02	721,346	0.36		0.36		2.23		26
Year ended 02/28/19	11.21	0.27	0.02	0.29	(0.26)	11.24	2.64	677,051	0.38		0.38		2.42		45
Year ended 02/28/18	11.30	0.24	(0.11)	0.13	(0.22)	11.21	1.18	737,222	0.37		0.37		2.11		20
Year ended 02/28/17	11.56	0.23	(0.26)	(0.03)	(0.23)	11.30	(0.27)	801,182	0.35		0.35		2.04		29
Year ended 02/29/16	11.61	0.27	(0.04)	0.23	(0.28)	11.56	2.02	674,461	0.36		0.36		2.39		13
Class R5
Six months ended 08/31/20	11.51	0.13	0.00	0.13	(0.12)	11.52	1.08	2,391	0.13	(d)	0.13	(d)	2.32	(d)	11
Year ended 02/29/20	11.23	0.26	0.31	0.57	(0.29)	11.51	5.10	2,377	0.29		0.29		2.30		26
Year ended 02/28/19	11.21	0.27	0.01	0.28	(0.26)	11.23	2.54	2,812	0.38		0.38		2.42		45
Year ended 02/28/18	11.30	0.24	(0.11)	0.13	(0.22)	11.21	1.18	10,237	0.37		0.37		2.11		20
Year ended 02/28/17	11.57	0.23	(0.27)	(0.04)	(0.23)	11.30	(0.33)	10,893	0.35		0.35		2.04		29
Year ended 02/29/16	11.62	0.28	(0.05)	0.23	(0.28)	11.57	2.06	16,076	0.31		0.31		2.44		13
Class R6
Six months ended 08/31/20	11.51	0.12	0.00	0.12	(0.12)	11.51	1.08	286,459	0.28	(d)	0.28	(d)	2.17	(d)	11
Year ended 02/29/20	11.24	0.26	0.30	0.56	(0.29)	11.51	5.01	266,014	0.28		0.28		2.31		26
Year ended 02/28/19	11.21	0.28	0.02	0.30	(0.27)	11.24	2.71	211,774	0.30		0.30		2.50		45
Period ended 02/28/18(e)	11.30	0.22	(0.10)	0.12	(0.21)	11.21	1.10	167,084	0.29	(f)	0.29	(f)	2.19	(f)	20

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,136,790, $38,513, $107,614, $709,613 , $2,315 and $262,622 for Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares, respectively.

(e)	Commencement date of April 4, 2017.
(f)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                     Invesco Limited Term Municipal Income Fund

Notes to Financial Statements

August 31, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Limited Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is federal tax-exempt current income.

    The Fund currently consists of six different classes of shares: Class A, Class A2, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion feature will change from ten years to eight years. The first conversion of Class C shares to Class A shares would occur at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

    As of the close of business on October 30, 2002, Class A2 shares are closed to new investors.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to

28                     Invesco Limited Term Municipal Income Fund

shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

I.

Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.300%
Over $500 million up to and including $1 billion	0.250%
Over $1 billion	0.200%

For the six months ended August 31, 2020, the effective advisory fee rate incurred by the Fund was 0.23%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 1.25%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

29                     Invesco Limited Term Municipal Income Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Class A and Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A and Class C shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2020, IDI advised the Fund that IDI retained $0 and $0 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively, and $0, $0 and $0 from Class A, Class A2 and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2020, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2020, the Fund engaged in securities purchases of $269,441,473 and securities sales of $165,405,097, which did not result in any net realized gains (losses).

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $130.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

30                     Invesco Limited Term Municipal Income Fund

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of February 29, 2020, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$22,388,298	$17,382,782	$39,771,080

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2020 was $358,774,411 and $245,392,570, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$96,079,785

Aggregate unrealized (depreciation) of investments	(3,626,795)

Net unrealized appreciation of investments	$92,452,990

    Cost of investments for tax purposes is $2,361,886,264.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended August 31, 2020(a)		Year ended February 29, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	24,291,487	$276,293,629	31,701,054	$360,812,060

Class A2	16,800	190,043	196,872	2,242,397

Class C	1,909,508	21,534,760	4,124,490	46,971,435

Class Y	24,969,364	284,107,911	23,268,809	264,853,316

Class R5	16,322	185,886	13,456	153,332

Class R6	5,387,330	61,216,460	8,232,518	93,631,072

Issued as reinvestment of dividends:
Class A	686,162	7,802,699	1,504,896	17,140,801

Class A2	20,352	231,481	51,387	585,435

Class C	43,534	494,626	105,186	1,197,535

Class Y	390,308	4,436,125	885,511	10,080,052

Class R5	831	9,429	1,914	21,776

Class R6	214,210	2,434,204	451,146	5,135,549

Automatic conversion of Class C shares to Class A shares:
Class A	217,693	2,502,647	73,124	832,910

Class C	(217,716)	(2,502,647)	(73,138)	(832,910)

Reacquired:
Class A	(14,426,236)	(163,204,993)	(28,302,030)	(321,794,677)

Class A2	(1,314,472)	(14,798,852)	(731,267)	(8,346,212)

Class C	(2,105,323)	(23,797,806)	(3,219,660)	(36,615,860)

Class Y	(17,478,674)	(196,883,750)	(21,759,404)	(247,375,406)

Class R5	(16,093)	(181,429)	(59,174)	(670,319)

Class R6	(3,823,792)	(43,052,827)	(4,426,729)	(50,354,799)

Net increase (decrease) in share activity	18,781,595	$217,017,596	12,038,961	$137,667,487

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its

31                     Invesco Limited Term Municipal Income Fund

investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

    The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

32                     Invesco Limited Term Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)[1]	Expenses Paid During Period[2,3]	Ending Account Value (08/31/20)	Expenses Paid During Period[2,4]
Class A	$1,000.00	$1,010.50	$3.04	$1,022.18	$3.06	0.60%
Class A2	1,000.00	1,009.20	1.77	1,023.44	1.79	0.35
Class C	1,000.00	1,005.50	6.82	1,018.40	6.87	1.35
Class Y	1,000.00	1,010.50	1.77	1,023.44	1.79	0.35
Class R5	1,000.00	1,010.80	0.66	1,024.55	0.66	0.13
Class R6	1,000.00	1,010.80	1.42	1,023.79	1.43	0.28

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. Class R5 shares annualized expense ratio includes an expense accrual adjustment of $2,062. The annualized expense ratio for Class R5 shares excluding this adjustment would have been 0.31%.

[3]	The actual expenses paid for Class R5 shares excluding the adjustment discussed above are $1.57.
[4]	The hypothetical expenses paid for Class R5 shares excluding the adjustment discussed above are $1.58.

33                     Invesco Limited Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Limited Term Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond Investment Grade Short Intermediate Index. The Board noted that performance of Class A2 shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A2 shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A2 shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit

34                     Invesco Limited Term Municipal Income Fund

expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

35                     Invesco Limited Term Municipal Income Fund

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	Invesco Distributors, Inc.	LTMI-SAR-1

Semiannual Report to Shareholders	August 31, 2020

Invesco Municipal Income Fund
Nasdaq:
A: VKMMX ∎ C: VMICX ∎ Y: VMIIX ∎ Investor: VMINX ∎ R6: VKMSX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
29	Financial Statements
32	Financial Highlights
33	Notes to Financial Statements
39	Fund Expenses
40	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                     Invesco Municipal Income Fund

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/29/20 to 8/31/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.49%
Class C Shares	-2.81
Class Y Shares	-2.44
Investor Class Shares	-2.45
Class R6 Shares	-2.41
S&P Municipal Bond Index▼ (Broad Market Index)	0.29
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	0.18
Lipper General Municipal Debt Funds Index∎ (Peer Group Index)	-1.22

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

  The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the performance of investment grade US municipal bonds with maturities equal to or greater than five years.

  The Lipper General Municipal Debt Funds Index is an unmanaged index considered representative of general municipal debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                     Invesco Municipal Income Fund

Average Annual Total Returns
As of 8/31/20, including maximum applicable sales charges

Class A Shares
Inception (8/1/90)	4.79%
10 Years	3.64
5 Years	2.87
1 Year	-2.81

Class C Shares
Inception (8/13/93)	3.93%
10 Years	3.30
5 Years	2.99
1 Year	-0.23

Class Y Shares
Inception (8/12/05)	4.12%
10 Years	4.35
5 Years	4.01
1 Year	1.70

Investor Class Shares
10 Years	4.17%
5 Years	3.87
1 Year	1.61

Class R6 Shares
10 Years	4.18%
5 Years	3.96
1 Year	1.76

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen Municipal Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen Municipal Income Fund (renamed Invesco Municipal Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y are those for Class A Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Investor Class shares incepted on July 15, 2013. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco Municipal Income Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                     Invesco Municipal Income Fund

Schedule of Investments

August 31, 2020

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–107.99%
Alabama–2.11%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$11,790	$ 13,838,984
Auburn University; Series 2011 A, RB(a)(b)	5.00%	06/01/2021	1,000	1,036,200
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	4,200	4,348,932
Birmingham (City of), AL Water Works Board; Series 2015 A, Ref. RB(a)(b)(c)	5.00%	01/01/2025	10,005	12,021,908
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(b)	4.00%	12/01/2025	15,000	17,184,750
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(d)	5.75%	10/01/2049	5,000	4,357,850
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB(e)	5.50%	01/01/2043	900	582,660
Lower Alabama Gas District (The); Series 2016 A, RB(c)	5.00%	09/01/2046	6,000	8,469,300
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(f)	5.25%	05/01/2044	5,000	5,565,800
UAB Medicine Finance Authority; Series 2019, RB	4.00%	09/01/2044	7,250	8,303,353
				75,709,737

Alaska–0.42%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services);
Series 2011 A, RB	5.00%	10/01/2040	1,250	1,289,912
Series 2011 A, RB	5.50%	10/01/2041	3,000	3,110,340
Alaska Municipal Bond Bank Authority; Series 2017 A, RB(c)	5.50%	10/01/2042	9,000	10,728,000
				15,128,252

Arizona–2.97%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB	5.25%	03/01/2039	5,000	5,104,450
Arizona (State of) Industrial Development Authority; Series 2020 A, RB	4.00%	11/01/2050	2,500	2,858,325
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(f)	5.25%	07/01/2047	4,500	4,801,770
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2043	2,045	1,862,893
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(f)	5.50%	07/01/2036	5,840	6,234,901
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(f)	5.75%	07/15/2048	3,150	3,449,470
City of Phoenix Civic Improvement Corp.; Series 2019, RB	5.00%	07/01/2049	13,155	15,760,611
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	2,560	2,736,435
Series 2017, Ref. RB	5.00%	11/15/2036	2,200	2,318,074
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB(f)	5.00%	07/01/2036	2,500	2,678,400
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies);
Series 2012, RB(a)(b)	6.30%	07/01/2021	1,000	1,048,180
Series 2012, RB(a)(b)	6.40%	07/01/2021	400	419,600
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(f)	6.50%	07/01/2034	1,095	1,235,193
Phoenix (City of), AZ Industrial Development Authority (Rowan University);
Series 2012, RB	5.25%	06/01/2034	3,000	3,144,840
Series 2012, RB	5.00%	06/01/2042	5,000	5,189,450
Phoenix Civic Improvement Corp.; Series 2019 A, RB	4.00%	07/01/2045	4,235	4,444,887
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2017, RB(f)	4.75%	06/15/2037	2,000	2,003,940
Series 2017, RB(f)	5.00%	06/15/2052	5,000	5,010,600
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.00%	05/01/2034	1,000	1,094,800
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(f)	5.25%	07/01/2048	5,000	5,058,350

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	$1,925	$ 1,930,120
Pinal (County of), AZ Electric District No. 3; Series 2011, Ref. RB(a)(b)	5.25%	07/01/2021	2,000	2,084,460
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	15,155	20,749,165
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds(f)	6.00%	07/15/2027	2,000	2,099,560
Series 2013 B, GO Bonds(f)	5.70%	07/15/2029	775	802,257
Series 2013 B, GO Bonds(f)	6.00%	07/15/2033	710	732,535
Yavapai (County of), AZ Industrial Development Authority (Northern Arizona Healthcare System);
Series 2011, Ref. RB	5.25%	10/01/2025	1,000	1,050,070
Series 2011, Ref. RB	5.25%	10/01/2026	500	524,100
				106,427,436

Arkansas–0.25%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	2,500	2,981,425
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	5,530	6,155,111
				9,136,536

California–9.49%
Anaheim (City of), CA Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB(a)(b)	5.38%	04/01/2021	735	757,498
Bay Area Toll Authority; Series 2019 S-8, Ref. RB	5.00%	04/01/2056	5,000	6,023,150
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(c)	5.00%	04/01/2056	12,000	14,047,560
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(g)	0.00%	08/01/2031	40	33,987
Big Bear Lake (City of), CA; Series 1996, Ref. RB (INS - NATL)(h)	6.00%	04/01/2022	655	691,018
California (County of), CA Tobacco Securitization Agency;
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,500	1,686,615
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	650	768,177
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	10,000	1,790,200
California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(g)	0.00%	06/01/2046	20,000	4,646,800
California (State of);
Series 2011, GO Bonds	5.00%	10/01/2041	5,000	5,240,400
Series 2012, GO Bonds	5.00%	09/01/2036	5,000	5,440,100
Series 2020, GO Bonds	3.00%	03/01/2046	4,400	4,735,676
Series 2020, GO Bonds	4.00%	03/01/2046	2,500	2,966,325
Series 2020, GO Bonds	3.00%	03/01/2050	2,500	2,678,225
Series 2020, GO Bonds	4.00%	03/01/2050	2,190	2,590,945
California (State of) Educational Facilities Authority (Stanford University); Series 2019 V-1, RB(c)	5.00%	05/01/2049	15,000	24,448,050
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	3,000	3,552,180
California (State of) Housing Finance Agency;
Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	2,970	3,281,756
Series 2019 A-1, RB	4.25%	01/15/2035	3,697	4,168,450
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB(a)(b)	5.00%	01/01/2022	1,250	1,326,388
Series 2011, RB(a)(b)	5.75%	01/01/2022	450	481,977
Series 2011, RB	5.00%	01/01/2028	275	287,755
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(d)	5.00%	12/31/2043	12,550	14,420,954
California (State of) Pollution Control Finance Authority;
Series 2012, RB(d)(f)	5.00%	07/01/2030	3,160	3,332,410
Series 2012, RB(d)(f)	5.00%	07/01/2037	6,955	7,257,612
California (State of) Pollution Control Financing Authority (San Diego County Water Authority);
Series 2019, Ref. RB(f)	5.00%	11/21/2045	5,250	6,039,547
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	2,500	2,901,075
California (State of) School Finance Authority (New Designs Charter School); Series 2012, RB	5.50%	06/01/2042	2,000	2,046,620
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(f)	5.00%	06/01/2046	3,000	3,040,140

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(f)	5.00%	12/01/2041	$6,475	$ 7,069,729
Series 2016 A, RB(f)	5.25%	12/01/2056	6,150	6,622,504
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, RB (INS - AGM)(h)	5.25%	10/01/2024	270	271,083
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(g)(h)	0.00%	08/01/2029	1,585	1,404,579
Clovis Unified School District (Election of 2012); Series 2015 D, GO Bonds(g)	0.00%	08/01/2033	3,270	2,150,450
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS - AGM)(g)(h)	0.00%	08/01/2039	1,000	606,050
Earlimart School District; Series 1994 1, GO Bonds (INS - AMBAC)(h)	6.70%	08/01/2021	70	72,683
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	5,030	4,129,077
Series 2009 A, GO Bonds(g)	0.00%	08/01/2033	4,185	3,339,002
Golden State Tobacco Securitization Corp.; Series 2018 A-1, Ref. RB	5.00%	06/01/2047	5,000	5,141,100
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS - AGM)(h)	5.00%	08/01/2026	2,000	2,489,040
Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS - AGM)(g)(h)	0.00%	08/01/2034	1,500	1,145,775
Inland Empire Tobacco Securitization Corp.; Series 2007 C-1, RB(g)	0.00%	06/01/2036	25,000	8,959,500
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	305	306,293
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2017, RB(d)	5.00%	05/15/2046	6,000	6,904,860
Series 2018 A, RB(c)(d)(i)	5.25%	05/15/2048	12,000	14,478,840
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	6,500	7,696,000
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(g)(h)	0.00%	08/01/2035	3,260	2,422,050
Morongo Band of Mission Indians (The); Series 2018 A, RB(f)	5.00%	10/01/2042	4,800	5,267,424
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	6,965	7,513,842
Oakland (Port of), CA; Series 2012 P, Ref. RB(d)	5.00%	05/01/2028	2,000	2,139,220
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(g)(h)	0.00%	08/01/2037	1,170	791,482
Series 2009 B, GO Bonds (INS - AGM)(g)(h)	0.00%	08/01/2038	4,770	3,113,570
Series 2009 B, GO Bonds (INS - AGM)(g)(h)	0.00%	08/01/2039	5,010	3,164,466
Series 2009 B, GO Bonds (INS - AGM)(g)(h)	0.00%	08/01/2040	5,260	3,200,815
Series 2009 B, GO Bonds (INS - AGM)(g)(h)	0.00%	08/01/2041	5,520	3,240,461
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, GO Bonds(g)	0.00%	08/01/2035	1,500	1,124,355
Riverside (County of), CA Transportation Commission; Series 2013 A, RB	5.75%	06/01/2044	2,500	2,728,050
Sacramento (City of), CA Municipal Utility District; Series 2020 H, RB	4.00%	08/15/2045	5,000	6,105,650
Sacramento (County of), CA; Series 2010, RB	5.00%	07/01/2040	4,300	4,306,966
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB	6.25%	12/01/2020	1,000	1,010,780
Series 2011, RB	6.50%	12/01/2021	2,000	2,114,240
Series 2011, RB	6.50%	12/01/2022	2,000	2,113,820
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 C, Ref. RB(a)(b)(d)	5.00%	05/01/2021	10,000	10,311,400
Series 2018 D, RB(d)	5.25%	05/01/2048	14,190	17,163,656
Series 2019 A, Ref. RB(d)	5.00%	05/01/2039	5,000	6,149,950
San Joaquin (County of), CA Transportation Authority (Measure K); Series 2011 A, RB(a)(b)	5.25%	03/01/2021	1,500	1,538,010
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	5,000	5,539,100
San Jose (City of), CA;
Series 2011 A-1, RB(d)	5.25%	03/01/2026	2,730	2,788,777
Series 2011 A-1, RB(d)	6.25%	03/01/2034	2,500	2,563,275
San Mateo (City of), CA Foster School District (Election 2008); Series 2010, GO Bonds(j)	6.63%	08/01/2042	4,915	5,466,217
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.38%	09/01/2029	2,430	2,675,090
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(g)	0.00%	06/01/2036	22,000	9,187,200
Series 2007 A, RB(g)	0.00%	06/01/2041	5,000	1,564,650
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	5,500	6,494,290
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, GO Bonds(g)	0.00%	08/01/2026	1,250	1,185,813
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2049	1,200	1,486,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(g)(h)	0.00%	08/01/2027	$7,865	$ 7,293,686
Western Riverside (County of), CA Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS - AGC)(h)	5.50%	09/01/2034	1,000	1,004,110
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(g)(h)	0.00%	08/01/2024	3,570	3,481,571
				339,718,413

Colorado–3.49%
Amber Creak Metropolitan District; Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,075	1,086,460
Belleview Station Metropolitan District No. 2;
Series 2017, Ref. GO Bonds	5.00%	12/01/2036	1,000	1,017,390
Series 2017, Ref. GO Bonds	5.13%	12/01/2046	2,375	2,408,725
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. RB(f)	5.00%	12/01/2037	3,000	3,091,800
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	5,000	6,008,650
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The));
Series 2013, RB(a)(b)	5.63%	06/01/2023	2,500	2,866,900
Series 2017, Ref. RB(a)(b)	5.00%	06/01/2027	3,500	4,538,275
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	6,220	6,729,045
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	2,400	2,405,688
Series 2010, RB	6.00%	01/15/2041	2,650	2,655,220
Colorado Health Facilities Authority; Series 2020-XX1130, Ctfs.(c)(i)	5.00%	08/01/2044	15,770	19,017,358
Colorado Springs (City of), CO; Series 2010 D-1, RB(a)(b)	5.25%	11/15/2020	1,000	1,010,290
Denver (City & County of), CO; Series 2018 A, Ref. RB(c)(d)	5.25%	12/01/2043	15,000	18,296,550
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(d)	5.00%	10/01/2032	5,000	5,059,800
Denver (City of), CO Convention Center Hotel Authority; Series 2016, Ref. RB	5.00%	12/01/2040	2,500	2,657,575
Denver (State of) Health & Hospital Authority;
Series 2019 A, Ref. RB	4.00%	12/01/2039	1,000	1,069,670
Series 2019 A, Ref. RB	4.00%	12/01/2040	1,000	1,066,530
Leyden Rock Metropolitan District No. 10; Series 2016 A, GO Bonds	5.00%	12/01/2045	1,250	1,283,137
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	3,000	3,077,280
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	24,825	39,581,725
				124,928,068

Connecticut–1.22%
Connecticut (State of);
Series 2019 A, GO Bonds	5.00%	04/15/2035	2,000	2,531,620
Series 2019 A, GO Bonds	5.00%	04/15/2036	2,600	3,277,430
Series 2019 A, GO Bonds	5.00%	04/15/2039	1,600	1,997,968
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB(d)	5.50%	04/01/2021	3,000	3,078,630
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford, Inc.); Series 2016 A, RB(f)	5.00%	09/01/2046	3,990	4,100,164
Connecticut (State of) Health & Educational Facilities Authority (Duncaster, Inc.);
Series 2014 A, RB	5.00%	08/01/2035	1,000	1,049,910
Series 2014 A, RB	5.00%	08/01/2044	5,000	5,192,150
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB(a)(b)	5.00%	07/01/2021	6,700	6,960,429
Connecticut (State of) Health & Educational Facilities Authority (The Griffin Hospital); Series 2020, G-1, Ref. RB(f)	5.00%	07/01/2044	3,850	4,111,569
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health
Network); Series 2011 M, RB(a)(b)	5.38%	07/01/2021	5,000	5,214,200
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2040	6,190	6,151,622
				43,665,692

Delaware–0.16%
Delaware (State of) River & Bay Authority; Series 2019, Ref. RB	4.00%	01/01/2044	5,000	5,636,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–3.13%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(h)	5.00%	02/01/2031	$945	$ 947,003
Series 2019 A, RB	4.00%	03/01/2044	6,665	7,880,829
District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB(a)(b)	6.38%	03/01/2021	2,545	2,622,292
Series 2011, RB(a)(b)	6.63%	03/01/2021	1,100	1,134,595
District of Columbia (Georgetown University); Series 2017, Ref. RB(a)(b)	5.00%	04/01/2027	8,305	10,766,733
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052	2,250	2,053,418
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 A, RB(g)	0.00%	06/15/2046	25,000	5,114,000
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB(d)	5.00%	10/01/2034	5,295	6,282,306
Series 2018 A, Ref. RB(d)	5.00%	10/01/2043	15,800	19,054,958
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB (INS - AGM)(g)(h)	0.00%	10/01/2037	17,565	10,775,601
Series 2014 A, Ref. RB	5.00%	10/01/2053	13,710	14,230,980
Series 2019 B, Ref. RB	4.00%	10/01/2049	16,045	17,631,048
Metropolitan Washington Airports Authority Dulles Toll Road (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2044	12,185	13,471,492
				111,965,255

Florida–6.47%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	7,500	8,447,775
Broward (County of), FL;
Series 2015 A, RB(d)	5.00%	10/01/2045	5,030	5,697,229
Series 2019 A, RB	4.00%	10/01/2042	6,540	7,667,496
Series 2019 B, RB(d)	4.00%	09/01/2044	5,000	5,383,400
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(f)	5.00%	07/01/2037	2,765	2,774,318
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(f)	5.00%	12/15/2050	2,000	2,104,300
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013; Cost $1,000,000)(e)(f)	7.25%	05/15/2026	1,000	750,000
Series 2014 A, RB (Acquired 12/16/2013; Cost $2,442,456)(e)(f)	7.75%	05/15/2035	2,500	1,875,000
Davie (Town of), FL (Nova Southeastern University);
Series 2013 A, RB(a)(b)	6.00%	04/01/2023	3,250	3,717,675
Series 2018, Ref. RB	5.00%	04/01/2048	10,605	12,129,363
Florida (State of) Mid-Bay Bridge Authority; Series 1991 A, RB(a)	6.88%	10/01/2022	1,130	1,206,219
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	5,000	5,652,400
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(f)	6.00%	06/15/2035	2,935	3,263,778
Series 2020 C, Ref. RB(f)	5.00%	09/15/2050	2,200	2,328,194
Greater Orlando Aviation Authority; Series 2019 A, RB(d)	4.00%	10/01/2044	10,000	11,218,600
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB	6.00%	04/01/2038	6,000	3,626,280
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(c)(d)	5.00%	10/01/2048	15,000	17,858,850
Lee Memorial Health System; Series 2019 A1, Ref. RB	5.00%	04/01/2044	4,225	5,157,246
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB(a)(b)	5.50%	11/15/2021	6,500	6,911,970
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,115,858
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,142,697
Miami-Dade (County of), FL;
Series 2010 B, RB (INS - AGM)(h)	5.00%	10/01/2035	1,205	1,209,073
Series 2010, Ref. RB(a)(b)	5.00%	10/01/2020	4,500	4,517,685
Series 2012 A, Ref. RB(a)(b)(d)	5.00%	10/01/2022	2,000	2,192,620
Series 2012 B, Ref. RB (INS - AGM)(h)	5.00%	10/01/2035	3,800	4,132,386
Series 2017 B, Ref. RB(d)	5.00%	10/01/2040	6,000	7,062,840
Series 2019 B, RB	4.00%	10/01/2049	10,000	11,788,000
Miami-Dade (County of), FL (Miami International Airport); Series 2010, RB(a)(b)	5.38%	10/01/2020	3,105	3,118,036
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(c)	5.00%	04/01/2053	9,000	10,500,120

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB (INS - AGM)(h)	5.00%	07/01/2035	$3,350	$ 3,360,184
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2019 A, RB	5.00%	10/01/2047	10,000	12,151,800
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(d)	5.00%	10/01/2047	8,570	9,988,249
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,500	3,011,625
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida); Series 2019, RB	4.00%	08/15/2049	10,170	11,465,149
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	2,000	2,245,500
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	4,920	5,962,154
Putnam (County of), FL Development Authority (Seminole); Series 2018 A, Ref. RB	5.00%	03/15/2042	12,125	14,702,896
Reunion East Community Development District;
Series 2005, RB(e)(k)	5.80%	05/01/2036	197	2
Series 2015-2, RB	6.60%	05/01/2036	185	185,616
Sunrise (City of), FL; Series 1998, Ref. RB(a)(b)	5.20%	10/01/2020	850	853,409
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,500	4,975,110
Tampa (City of), FL;
Series 2020 A, RB(g)	0.00%	09/01/2040	1,000	506,490
Series 2020 A, RB(g)	0.00%	09/01/2041	1,000	482,770
Series 2020 A, RB(g)	0.00%	09/01/2042	1,025	471,849
Series 2020 A, RB(g)	0.00%	09/01/2045	1,950	782,282
Series 2020 A, RB(g)	0.00%	09/01/2049	2,600	875,602
Series 2020 A, RB(g)	0.00%	09/01/2053	2,600	730,964
Tampa Bay Water; Series 2001 A, Ref. RB (INS - NATL)(h)	6.00%	10/01/2029	3,000	4,327,620
				231,628,679

Georgia–2.30%
Atlanta (City of), GA;
Series 2010 C, Ref. RB	5.25%	01/01/2030	1,500	1,522,080
Series 2010 C, Ref. RB (INS - AGM)(h)	5.25%	01/01/2030	1,500	1,522,080
Series 2010 C, Ref. RB	6.00%	01/01/2030	1,000	1,017,860
Series 2015, Ref. RB(c)	5.00%	11/01/2040	18,420	21,676,656
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.);
Series 2019 A, RB	4.00%	07/01/2044	3,500	3,980,340
Series 2019 A, RB	4.00%	07/01/2049	2,400	2,712,576
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4);
Series 2019 A, RB	5.00%	01/01/2039	4,500	5,509,800
Series 2019 A, RB	5.00%	01/01/2049	5,000	6,019,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2043	7,750	8,921,180
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.);
Series 2017 A, RB(f)	5.88%	06/15/2047	1,680	1,702,781
Series 2017 A, RB(f)	6.00%	06/15/2052	1,530	1,557,096
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	3,000	3,549,450
Series 2019 B, RB(b)	4.00%	12/02/2024	7,000	7,953,330
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB(f)	5.00%	11/01/2037	5,250	5,478,743
Rockdale (County of), GA Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB(d)(f)	4.00%	01/01/2038	7,210	7,550,384
Savannah (City of), GA Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS - AGM)(h)	5.50%	06/15/2035	1,020	1,023,641
Thomasville (City of), GA Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC(a)(b)	5.13%	11/02/2020	750	756,188
				82,453,185

Guam–0.10%
Guam (Territory of) Power Authority; Series 2010 A, RB(a)(b)	5.00%	10/01/2020	1,100	1,104,323
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	2,000	2,434,520
				3,538,843

Hawaii–0.22%
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. RB	5.25%	11/15/2037	1,250	1,342,513

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–(continued)
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. RB(d)	3.25%	01/01/2025	$4,500	$ 4,813,200
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2012, Ref. RB	5.13%	11/15/2032	1,500	1,616,460
				7,772,173

Illinois–10.26%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	1,270	1,271,016
Bolingbrook (Village of), IL; Series 2005, RB	6.25%	01/01/2024	806	756,656
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2032	3,300	3,632,970
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	1,500	1,641,240
Series 2008 C, Ref. RB	5.00%	01/01/2039	5,000	5,667,900
Series 2011 A, RB(a)(b)	5.00%	01/01/2022	1,000	1,063,330
Series 2011, COP	7.13%	05/01/2021	955	955,290
Series 2014, RB	5.00%	11/01/2044	1,905	2,101,406
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	4,862,466
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,188,320
Series 2017 A, RB (INS - AGM)(h)	5.25%	01/01/2042	2,000	2,415,360
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	8,500	9,811,550
Series 2019 A, GO Bonds	5.50%	01/01/2049	8,000	9,079,040
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(f)	7.00%	01/15/2029	3,010	3,011,831
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(d)	6.13%	02/20/2042	1,280	1,282,483
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(k)	7.46%	02/15/2026	363	259,346
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(d)	5.50%	01/01/2032	5,000	5,446,300
Series 2014 A, Ref. RB(d)	5.00%	01/01/2041	2,725	2,967,361
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(d)	5.00%	01/01/2030	5,000	5,255,850
Series 2016 C, Ref. RB	5.00%	01/01/2037	2,500	2,884,400
Series 2017 D, RB	5.25%	01/01/2036	4,600	5,491,940
Series 2017 D, RB(c)(d)	5.00%	01/01/2047	7,500	8,557,125
Chicago (City of), IL (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/2022	1,052	1,052,326
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	5,750	6,380,660
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	3,000	3,262,380
Series 2018 D, Ref. GO Bonds	5.00%	12/01/2046	3,000	3,294,900
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2011 B, GO Bonds(c)	5.00%	12/01/2024	15,000	15,845,250
Series 2015 C, GO Bonds(c)	5.00%	12/01/2027	6,805	7,973,010
Series 2015 C, GO Bonds(c)	5.00%	12/01/2028	4,000	4,677,440
Chicago (City of), IL Transit Authority;
Series 2011, RB(a)(b)(c)(i)	5.25%	12/01/2021	12,000	12,515,160
Series 2014, RB	5.00%	12/01/2044	8,195	9,118,822
Cook County School District No. 122 (Ridgeland); Series 2000, GO Bonds(a)(g)	0.00%	12/01/2020	4,050	4,046,800
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	552	525,194
Illinois (State of);
Series 1991, RB (INS - AMBAC)(h)	6.25%	12/15/2020	495	500,831
Series 2013, GO Bonds	5.25%	07/01/2031	4,000	4,247,600
Series 2014, GO Bonds	5.25%	02/01/2033	2,650	2,829,405
Series 2014, GO Bonds	5.00%	05/01/2039	4,710	4,951,576
Series 2017 C, GO Bonds	5.00%	11/01/2029	5,000	5,602,500
Series 2018 A, GO Bonds	6.00%	05/01/2028	10,235	12,494,888
Series 2018 A, GO Bonds	5.00%	05/01/2030	2,775	3,161,169
Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,609,710
Series 2020, GO Bonds	5.50%	05/01/2039	6,250	7,309,125
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/2039	1,865	2,099,002
Series 2014 A, RB	5.00%	09/01/2042	1,290	1,442,220
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(d)	8.00%	06/01/2032	1,270	1,270,457

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB(a)(b)	6.00%	04/01/2021	$1,000	$ 1,033,570
Illinois (State of) Finance Authority (Evangelical Hospitals);
Series 1992 A, Ref. RB(a)	6.25%	04/15/2022	435	462,783
Series 1992 C, RB(a)	6.25%	04/15/2022	500	531,855
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	3,430	3,679,910
Series 2019 A, Ref. RB	5.00%	11/01/2040	2,245	2,373,324
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(b)(f)	4.75%	08/01/2030	5,000	5,139,200
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2018 B, Ref. VRD RB (LOC - JP Morgan Chase Bank N.A.)(l)(m)	0.02%	11/15/2037	800	800,000
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB(e)	2.00%	05/15/2055	203	2,033
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(a)(b)	6.75%	08/15/2023	2,000	2,347,200
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB	5.00%	05/15/2037	1,050	1,077,332
Series 2015, Ref. RB	5.25%	05/15/2045	2,355	2,414,911
Illinois (State of) Finance Authority (Rosalind Franklin University Research Building); Series 2017, RB	5.00%	08/01/2049	2,450	2,631,986
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	1,025	1,102,449
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	7,661,925
Illinois (State of) Finance Authority (The Carle Foundation);
Series 2011 A, RB	5.75%	08/15/2034	1,000	1,040,080
Series 2011 A, RB (INS - AGM)(h)	6.00%	08/15/2041	650	677,911
Series 2011 A, RB	6.00%	08/15/2041	4,000	4,165,920
Illinois (State of) Finance Authority (University of Chicago); Series 2015 A, RB(c)	5.00%	10/01/2040	10,000	11,638,400
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, Ref. RB(a)	5.65%	06/15/2022	3,660	4,002,979
Series 2002, Ref. RB (INS - NATL)(h)	5.65%	06/15/2022	16,340	17,277,099
Series 2012 A, RB	5.00%	06/15/2042	3,175	3,275,647
Series 2020, Ref. RB	4.00%	06/15/2050	6,645	6,826,475
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(h)	5.25%	06/15/2031	2,630	2,935,211
Series 2014, Ref. RB (INS - AGM)(h)	5.25%	06/15/2032	2,395	2,664,605
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(c)	5.00%	01/01/2038	8,000	8,667,040
Series 2015 A, RB(c)	5.00%	01/01/2040	14,190	16,575,197
Metropolitan Water Reclamation District of Greater Chicago;
Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	5,000	7,248,400
Series 2015 A, GO Bonds(c)	5.00%	12/01/2044	12,000	13,534,680
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(e)(k)	5.80%	03/01/2037	1,500	165,000
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2021	1,000	1,035,220
Series 2010, RB(a)(b)	6.00%	06/01/2021	10,000	10,435,100
Series 2017, RB	5.00%	06/01/2026	8,000	9,822,240
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2043	5,000	5,864,050
Tender Option Bonds Receipt; Series 2019, RB(c)(d)	5.00%	01/01/2042	6,500	7,479,615
University of Illinois; Series 2011 A, RB	5.13%	04/01/2036	1,000	1,019,160
				367,422,112

Indiana–1.21%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.00%	10/01/2041	11,000	11,460,680
Indiana (State of) Finance Authority (CWA Authority) (Green Bonds); Series 2016 A, RB (INS - NATL)(h)	5.00%	10/01/2046	15,000	17,639,400
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2041	4,555	5,067,073
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, RB	5.00%	06/01/2032	1,220	1,270,984
Series 2012 A, RB	5.00%	06/01/2039	2,500	2,588,375
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2035	1,700	2,020,790
Series 2016, RB	5.00%	07/01/2041	1,500	1,756,395
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(d)	6.75%	01/01/2034	1,500	1,668,885
				43,472,582

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–0.98%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB(f)	5.88%	12/01/2026	$1,580	$ 1,644,669
Series 2013, RB(f)	5.88%	12/01/2027	6,795	7,072,576
Series 2013, Ref. RB(b)	5.25%	12/01/2037	8,140	8,564,827
Series 2019, Ref. RB	3.13%	12/01/2022	1,665	1,686,112
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2043	4,760	5,063,069
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, RB	5.63%	06/01/2046	2,690	2,729,651
Series 2005 E, RB(g)	0.00%	06/01/2046	50,000	8,245,500
				35,006,404

Kansas–0.38%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.25%	07/01/2044	2,000	2,222,040
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2039	1,500	1,609,740
Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB	5.38%	12/01/2046	6,960	6,801,451
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,593,465
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	1,180	1,336,692
				13,563,388

Kentucky–2.56%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	4.00%	02/01/2035	465	496,076
Series 2019, Ref. RB	4.00%	02/01/2036	380	404,195
Series 2019, Ref. RB	4.00%	02/01/2037	375	397,575
Series 2019, Ref. RB	4.00%	02/01/2038	375	396,240
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	3,000	3,334,410
Series 2016, Ref. RB	5.50%	02/01/2044	5,000	5,506,550
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	5,000	5,752,500
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(h)	5.00%	12/01/2045	15,300	18,015,138
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,700	1,814,376
Series 2015 A, RB	5.00%	07/01/2040	12,705	13,491,948
Series 2015 A, RB	5.00%	01/01/2045	4,175	4,401,368
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	8,950	9,786,735
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	13,555	14,542,482
Kentucky (Commonwealth of) Public Energy Authority; Series 2018 B, RB(b)	4.00%	01/01/2025	6,000	6,745,500
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.75%	10/01/2042	5,870	6,535,188
				91,620,281

Louisiana–1.83%
Caddo & Bossier (Parishes of), LA Port Commission; Series 2011, Ref. RB(a)(b)	5.00%	04/01/2021	550	565,180
Jefferson (Parish of), LA Hospital Service District No. 1 (West Jefferson Medical Center);
Series 2011 A, Ref. RB(a)(b)	5.38%	01/01/2021	400	406,780
Series 2011 A, Ref. RB(a)(b)	6.00%	01/01/2021	3,000	3,056,850
Jefferson Sales Tax District; Series 2019 B, RB (INS - AGM)(h)	4.00%	12/01/2038	6,000	7,009,200
Lafayette (City of), LA Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB(a)(b)	5.00%	10/01/2020	1,000	1,003,890
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(a)(b)	5.50%	05/15/2026	1,010	1,298,153
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	12,400	13,543,652
New Orleans (City of), LA;
Series 2014, Ref. RB	5.00%	06/01/2044	605	681,091
Series 2015, RB	5.00%	12/01/2040	3,000	3,445,470
Series 2015, RB	5.00%	12/01/2045	5,500	6,272,365

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(h)	5.00%	10/01/2048	$5,000	$ 5,872,650
Regional Transit Authority; Series 2010, RB(a)	5.00%	12/01/2030	2,580	2,606,084
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(b)	2.13%	07/01/2024	4,000	4,025,680
Series 2017, Ref. RB(b)	2.38%	07/01/2026	4,000	4,057,800
Terrebonne (Parish of), LA; Series 2011 ST, RB(a)(b)	5.00%	04/01/2021	2,645	2,718,769
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	8,500	9,166,570
				65,730,184

Maine–0.17%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/2043	5,700	5,952,510

Maryland–2.01%
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2039	7,100	6,311,048
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,650	1,731,345
Baltimore (County of), MD (Oak Crest Village, Inc.);
Series 2020, Ref. RB	4.00%	01/01/2045	1,750	1,881,110
Series 2020, Ref. RB	4.00%	01/01/2050	2,500	2,676,825
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare);
Series 2011 A, RB	6.25%	01/01/2031	3,175	3,339,052
Series 2011 A, RB	6.13%	01/01/2036	4,000	4,176,840
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB(a)(b)	6.13%	01/01/2021	4,250	4,333,003
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);
Series 2017 A, RB(f)	5.13%	07/01/2037	1,265	1,343,822
Series 2017 A, RB(f)	5.25%	07/01/2047	4,295	4,515,849
Series 2017 A, RB(f)	5.38%	07/01/2052	1,530	1,615,236
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2011, RB(a)(b)	6.00%	07/01/2021	1,000	1,047,410
Series 2016, Ref. RB	5.00%	07/01/2047	5,000	5,753,800
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health);
Series 2011, RB(a)(b)	5.00%	08/15/2021	5,000	5,227,350
Series 2017 A, RB	5.00%	05/15/2042	5,000	5,864,600
Maryland (State of) Health & Higher Educational Facilities Authority (UPMC);
Series 2020 B, RB	4.00%	04/15/2045	3,500	3,964,730
Series 2020 B, RB	4.00%	04/15/2050	2,500	2,815,000
Maryland (State of) Transportation Authority (Transportation Facilities); Series 2020, RB	4.00%	07/01/2050	5,000	5,864,600
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.25%	04/01/2037	2,000	2,054,720
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	4,077,287
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	3,500	3,467,380
				72,061,007

Massachusetts–1.72%
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2016 A, Ref. RB(g)	0.00%	07/01/2031	13,000	10,419,500
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	5.00%	07/01/2044	4,000	4,609,440
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup);
Series 2016 I, Ref. RB	5.00%	07/01/2036	3,000	3,533,700
Series 2016 I, Ref. RB	5.00%	07/01/2038	2,045	2,397,947
Series 2018 J-2, RB	5.00%	07/01/2043	4,100	4,939,516
Series 2018 J-2, RB	5.00%	07/01/2048	5,000	5,966,800
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	5,000	5,574,750
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	2,179,440
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	899,300
Series 2017, Ref. RB	5.00%	07/01/2047	3,000	2,667,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Lesley University); Series 2011 B-1, RB(a)(b)	5.25%	07/01/2021	$750	$ 781,350
Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	1,050	1,074,937
Massachusetts (Commonwealth of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB(a)(b)	6.75%	01/01/2021	1,000	1,021,730
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial);
Series 2011 H, RB(a)(b)	5.50%	07/01/2021	950	992,085
Series 2011 H, RB	5.50%	07/01/2031	50	51,445
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(d)	5.00%	07/01/2039	4,000	4,951,960
Series 2019 A, Ref. RB(d)	5.00%	07/01/2040	1,000	1,234,690
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(d)	5.00%	07/01/2049	7,000	8,252,720
				61,549,060

Michigan–2.21%
Kalamazoo (City of), MI Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2037	2,450	2,539,033
Series 2019, Ref. RB	5.00%	05/15/2042	3,310	3,394,306
Michigan (State of) Building Authority (Facilities Program);
Series 2011 I-A, Ref. RB	5.00%	10/15/2029	500	524,730
Series 2019, Ref. RB	4.00%	10/15/2049	7,000	8,053,360
Michigan (State of) Finance Authority; Series 2014 C-1, RB(a)(b)	5.00%	07/01/2022	2,720	2,956,857
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	9,000	10,245,330
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	2,500	3,086,600
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	1,355	1,542,857
Series 2014 D-1, Ref. RB (INS - AGM)(h)	5.00%	07/01/2037	2,000	2,261,240
Series 2014 D-2, Ref. RB (INS - AGM)(h)	5.00%	07/01/2027	4,000	4,616,200
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	1,355	1,562,640
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2019 A, RB	5.00%	11/15/2048	6,845	8,374,310
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	4,000	4,204,440
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	5,000	5,024,750
Oakland University Board of Trustees;
Series 2016, RB	5.00%	03/01/2041	5,000	5,717,000
Series 2016, RB	5.00%	03/01/2047	2,500	2,836,425
Summit Academy North;
Series 2016, Ref. RB	5.00%	11/01/2031	3,000	3,049,230
Series 2016, Ref. RB	5.00%	11/01/2035	3,255	3,295,460
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport);
Series 2012 B, RB(d)	5.00%	12/01/2032	1,500	1,614,510
Series 2012 B, RB(d)	5.00%	12/01/2037	1,500	1,609,335
Series 2012 D, Ref. RB(d)	5.00%	12/01/2028	2,500	2,704,150
				79,212,763

Minnesota–0.61%
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	7,615	8,131,449
St. Paul (City of), MN Housing & Redevelopment Authority (Fairview Health Services); Series 2017 A, Ref. RB	5.00%	11/15/2047	9,000	10,648,890
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.75%	09/01/2046	2,000	2,211,920
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	5.25%	12/01/2049	1,000	1,017,410
				22,009,669

Mississippi–0.14%
West Rankin Utility Authority; Series 2018, RB (INS - AGM)(h)	5.00%	01/01/2048	4,050	4,849,146

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–2.20%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2024	$5,990	$ 6,298,665
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(d)(h)	5.00%	03/01/2049	11,975	14,365,210
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(f)	5.00%	04/01/2046	1,150	1,109,738
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(f)	5.00%	02/01/2040	1,500	1,572,885
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2050	2,900	2,925,839
Series 2017, Ref. RB	5.25%	05/15/2042	1,675	1,702,286
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. Senior Living Facilities RB	5.00%	02/01/2046	4,000	4,281,240
Series 2019 A, RB	5.00%	02/01/2042	3,000	3,253,200
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	3,200	3,475,872
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2017 C, Ref. RB(c)	5.00%	11/15/2042	25,000	29,867,000
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.88%	09/01/2043	1,750	1,862,665
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2048	7,500	8,009,100
				78,723,700

Montana–0.10%
Kalispell (City of), MT (Immanuel Lutheran Corp.); Series 2017, Ref. RB	5.25%	05/15/2047	2,645	2,641,006
Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, RB(a)(b)	5.75%	01/01/2021	1,000	1,018,190
				3,659,196

Nebraska–0.89%
Central Plains Energy Project (No. 3);
Series 2012, RB(n)	5.00%	09/01/2032	4,900	5,274,458
Series 2017 A, Ref. RB	5.00%	09/01/2037	5,010	6,854,882
Series 2017 A, Ref. RB	5.00%	09/01/2042	10,000	13,920,600
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	5,000	6,017,250
				32,067,190

Nevada–0.48%
Las Vegas (City of), NV Convention & Visitors Authority; Series 2018 B, RB	5.00%	07/01/2043	12,320	14,078,557
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB(f)	5.00%	07/15/2047	2,900	3,003,646
				17,082,203

New Hampshire–0.45%
New Hampshire (State of) Business Finance Authority; Series 2020 A, Ref. RB(b)(f)	3.63%	07/02/2040	740	744,055
New Hampshire (State of) Business Finance Authority (Green Bonds); Series 2020 B, Ref. RB(b)(d)(f)	3.75%	07/02/2040	1,205	1,211,314
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2042	6,000	6,239,220
New Hampshire (State of) Health & Education Facilities Authority (Wentworth Douglas Hospital); Series 2011 A, RB(a)(b)	6.00%	01/01/2021	1,100	1,121,032
New Hampshire Business Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	6,451	6,973,735
				16,289,356

New Jersey–4.62%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(h)	5.75%	11/01/2028	7,500	9,465,825
Gloucester (County of), NJ Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(d)	5.00%	12/01/2024	3,390	3,554,483

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(c)(h)(i)	5.50%	09/01/2022	$7,500	$ 8,153,250
Series 2005, Ref. RB (INS - AMBAC)(h)	5.50%	09/01/2024	3,885	4,500,306
Series 2012 II, Ref. RB	5.00%	03/01/2023	2,150	2,268,938
Series 2012, Ref. RB	5.00%	06/15/2025	3,000	3,099,930
Series 2012, Ref. RB	5.00%	06/15/2026	1,000	1,030,660
Series 2012, Ref. RB	5.00%	06/15/2028	3,000	3,077,970
Series 2017 A, Ref. RB	5.00%	07/01/2033	2,800	3,170,160
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2032	675	683,073
Series 2012 C, RB	5.30%	07/01/2044	2,380	2,398,802
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(d)	5.38%	01/01/2043	1,500	1,650,570
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB(a)(b)	5.63%	07/01/2021	8,000	8,355,840
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017 A, Ref. RB	5.25%	07/01/2057	6,375	7,764,112
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System); Series 2016 A, Ref. RB	5.00%	07/01/2039	7,000	8,255,310
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group); Series 2019, RB	4.00%	07/01/2044	2,500	2,811,175
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(g)(h)	0.00%	12/15/2026	10,000	8,791,500
Series 2006 C, RB (INS - NATL)(g)(h)	0.00%	12/15/2031	7,410	5,358,393
Series 2010 D, RB	5.25%	12/15/2023	2,000	2,254,380
Series 2015 AA, RB	5.25%	06/15/2041	2,500	2,770,850
Series 2015 AA, RB	5.00%	06/15/2045	3,420	3,743,122
Series 2018 A, Ref. RB	5.00%	12/15/2035	7,030	8,218,351
Series 2018 A, Ref. RN(c)(i)	5.00%	06/15/2030	5,000	5,780,950
Series 2018 A, Ref. RN(c)(i)	5.00%	06/15/2031	7,500	8,626,725
Series 2019, RB	5.25%	06/15/2043	5,000	5,885,700
Series 2019, Ref. RB	5.00%	12/15/2032	2,500	3,005,450
Subseries 2016 A-1, RN	5.00%	06/15/2027	10,000	11,785,000
New Jersey (State of) Turnpike Authority;
Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,849,400
Series 2019 A, RB	4.00%	01/01/2048	10,285	11,526,297
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2046	10,000	11,673,800
				165,510,322

New Mexico–0.04%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 A, RB	5.00%	07/01/2049	1,250	1,293,288

New York–12.06%
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(g)	0.00%	07/15/2035	5,000	2,758,550
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	5,850	5,853,627
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS - AGM)(h)	4.00%	02/15/2047	8,000	8,768,960
Metropolitan Transportation Authority;
Series 2011 A, RB(a)(b)	5.00%	11/15/2021	2,000	2,116,520
Series 2013 A, RB	5.00%	11/15/2038	3,025	3,148,722
Series 2019 D-1, RB	5.00%	09/01/2022	5,000	5,221,800
Series 2020 A-2, RB	4.00%	02/01/2022	5,000	5,089,800
Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(l)(m)	0.05%	11/01/2035	800	800,000
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	5.00%	11/15/2024	3,670	3,957,067
Series 2019 C, RB (INS - AGM)(h)	4.00%	11/15/2045	10,000	11,120,600
Series 2020 C-1, RB	5.00%	11/15/2050	4,000	4,418,680
Subseries 2017 A-1, RB	5.25%	11/15/2057	2,280	2,491,333

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	$4,985	$ 5,198,508
Series 2019, Ref. RB	5.00%	01/01/2050	2,015	2,074,342
New York & New Jersey (States of) Port Authority;
Ninety-Third Series 1994, RB	6.13%	06/01/2094	5,250	6,036,765
Series 2019, RB(d)	5.00%	11/01/2044	6,500	7,916,285
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, RB	6.00%	12/01/2042	3,000	3,036,690
New York (City of), NY;
Series 2019 A, GO Bonds	4.00%	08/01/2040	11,930	13,795,255
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	3,000	3,729,330
Series 2019 B-1, GO Bonds	5.00%	10/01/2043	3,000	3,720,630
New York (City of), NY Industrial Development Agency (Liberty 123 Wash); Series 2007, VRD RB (LOC - Bank Of China, Ltd.)(l)(m)	0.06%	10/01/2042	400	400,000
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2009, RB (INS - AGC)(h)	6.38%	01/01/2039	1,000	1,004,720
New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB(l)	0.02%	06/15/2044	200	200,000
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	6,000	6,890,100
Subseries 2009 A-1, RB(a)(c)	5.00%	05/01/2028	3,058	3,058,000
Subseries 2013, RB(c)	5.00%	11/01/2038	5,465	6,142,441
Subseries 2013, RB(c)	5.00%	11/01/2042	12,625	14,156,286
Subseries 2020 A-3, RB	4.00%	05/01/2044	10,000	11,437,800
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	10,000	11,751,700
New York (State of) Dormitory Authority; Series 2020 D, Ref. RB	4.00%	02/15/2047	11,000	12,718,200
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB(c)	5.00%	03/15/2031	21,885	22,421,183
Series 2014 C, RB(c)	5.00%	03/15/2040	12,030	13,652,606
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2011 A, RB(a)(b)	5.00%	05/01/2021	2,000	2,064,060
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2011A, RB(a)(b)	5.00%	07/01/2021	1,000	1,040,330
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2014 A, VRD RB (LOC - Landesbank Hessen-thrgn)(l)(m)	0.03%	11/01/2046	5,175	5,175,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB(l)	0.07%	11/01/2044	4,000	4,000,000
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2053	10,000	11,389,700
New York City (City of), NY Transitional Finance Authority; Series 2019 B-1, RB	4.00%	11/01/2038	1,715	2,001,594
New York City Water & Sewer System; Series 2012 FF, RB(c)	5.00%	06/15/2045	28,610	30,784,360
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(f)	5.00%	11/15/2044	10,905	11,573,586
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	6,000	8,373,660
New York Power Authority;
Series 2002 A, RB	4.00%	11/15/2045	7,000	8,342,040
Series 2002 A, RB	4.00%	11/15/2050	5,000	5,910,550
New York State Urban Development Corp.;
Series 2019 A, Ref. RB	4.00%	03/15/2042	10,080	11,644,920
Series 2020 A, RB	5.00%	03/15/2041	2,750	3,520,742
Series 2020 A, RB	5.00%	03/15/2042	800	1,018,560
Series 2020 A, RB	4.00%	03/15/2045	6,200	7,229,882
Series 2020 A, RB	4.00%	03/15/2049	8,250	9,571,650
Series 2020 C, Ref. RB	5.00%	03/15/2047	8,000	10,126,960
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(d)	5.00%	08/01/2026	20,990	21,072,701
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(d)	5.00%	01/01/2034	6,970	7,505,017
Series 2018, RB(d)	5.00%	01/01/2036	1,235	1,333,899
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(d)	5.25%	01/01/2050	14,815	16,021,089
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	2,355	2,377,137
Series 2005 A, RB(f)(g)	0.00%	08/15/2045	57,500	13,560,225

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Suffolk (County of), NY Water Authority; Series 2011, Ref. RB(a)(b)	5.00%	06/01/2021	$2,135	$ 2,212,629
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2049	4,500	5,696,145
Subseries 2005 B-2, Ref. VRD RB (LOC-Citibank N.A.)(l)(m)	0.03%	01/01/2032	14,755	14,755,000
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	8,265	8,570,805
				431,958,741

North Carolina–1.06%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB(l)	0.02%	01/15/2048	9,040	9,040,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(l)	0.02%	01/15/2037	8,500	8,500,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(d)	5.00%	06/30/2054	5,475	5,811,986
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. RB	4.25%	03/01/2024	1,210	1,226,662
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
Series 2020, RB	5.00%	10/01/2040	1,050	1,153,561
Series 2020, RB	5.00%	10/01/2045	1,000	1,087,300
Series 2020, RB	5.00%	10/01/2050	1,500	1,618,020
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB	5.00%	01/01/2040	7,000	8,384,670
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank N.A.)(l)(m)	0.04%	05/01/2036	1,100	1,100,000
				37,922,199

North Dakota–0.45%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	2,700	2,640,033
Fargo (City of), ND (Sanford); Series 2011, RB	6.25%	11/01/2031	1,250	1,318,200
Ward (County of), ND (Trinity Obligated Group); Series 2017 C, RB	5.00%	06/01/2048	11,065	12,121,265
				16,079,498

Ohio–4.90%
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,000	1,056,930
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	5,000	5,857,050
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	10,000	11,624,600
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	23,735	26,108,500
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	21,475	3,120,747
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2047	5,400	5,545,476
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	5,000	5,937,350
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools);
Series 2014 A, Ref. RB	5.75%	01/01/2024	500	523,980
Series 2014 A, Ref. RB	6.50%	01/01/2034	2,450	2,566,620
Cleveland (City of), OH;
Series 1993 G, Ref. RB(a)	5.50%	01/01/2021	640	651,226
Series 2008 B-1, RB (INS - NATL)(g)(h)	0.00%	11/15/2025	2,895	2,762,814
Series 2012 A, Ref. RB(a)(b)	5.00%	01/01/2022	5,000	5,320,100
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	7,000	8,115,380
Series 2017, Ref. RB	5.00%	02/15/2057	2,150	2,384,522
Cuyahoga (County of), OH (Metrohealth); Series 2017, Ref. RB	5.00%	02/15/2052	5,000	5,556,350
Hamilton (County of), OH (Christ Hospital);
Series 2012, RB(a)(b)	5.50%	06/01/2022	6,000	6,551,040
Series 2012, RB	5.25%	06/01/2027	3,295	3,521,465
Hamilton (County of), OH (Life Enriching Communities);
Series 2016, Ref. RB	5.00%	01/01/2051	1,695	1,747,630
Series 2016, Ref.RB	5.00%	01/01/2046	6,505	6,738,269
Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2050	12,040	14,286,785
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	16,500	18,916,920
Middleburg Heights (City of), OH (Southwest General Health Center);
Series 2011, RB(a)	5.13%	08/01/2031	1,750	1,822,555
Series 2011, RB(a)	5.25%	08/01/2036	1,500	1,563,885

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2042	$4,000	$ 4,300,920
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	7,740	8,030,018
Ohio (State of); Series 2020 A, Ref. RB	5.00%	01/15/2050	6,095	7,437,850
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(d)	5.00%	12/31/2025	2,000	2,354,420
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group); Series 2013 B-2, VRD RB(l)	0.03%	01/01/2039	360	360,000
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic); Series 2008 B4, Ref. VRD RB(l)	0.02%	01/01/2043	4,800	4,800,000
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(d)	6.10%	09/20/2049	2,845	2,848,755
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	3,000	3,140,850
				175,553,007

Oklahoma–0.88%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.25%	08/15/2048	8,500	9,936,075
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);
Series 2017, RB(e)	5.00%	08/01/2052	2,000	800,000
Series 2017, RB(e)	5.25%	08/01/2057	2,610	1,044,000
Oklahoma Development Finance Authority; Series 2018 B, RB(c)(i)	5.50%	08/15/2057	6,000	7,030,920
Tulsa (City of), OK Municipal Airport Trust; Series 2001 B, Ref. RB(d)	5.50%	12/01/2035	7,500	7,583,025
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(d)	5.00%	06/01/2025	5,000	5,045,850
				31,439,870

Oregon–0.68%
Clackamas (County of), OR Hospital Facility Authority (Mary’s Woods at Marylhurst, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	1,090	1,133,960
Series 2018 A, RB	5.00%	05/15/2052	500	518,985
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.13%	11/15/2040	1,000	1,062,670
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,250	1,325,987
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2047	2,415	2,535,388
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,960	3,098,202
Forest Grove (City of), OR (Pacific University); Series 2014 A, Ref. RB	5.25%	05/01/2034	2,000	2,068,580
Medford (City of), OR Hospital Facilities Authority (Asante); Series 2020 A, Ref. RB	5.00%	08/15/2050	3,750	4,695,375
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB(a)(b)	5.00%	10/01/2020	1,500	1,505,775
Portland (City of), OR; Series 2011 B, RB	5.25%	06/15/2029	900	933,561
Portland (Port of), OR (Portland International Airport); Series 2017 24 B, RB(d)	5.00%	07/01/2047	3,000	3,433,140
Salem (City of), OR Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.75%	05/15/2027	1,000	1,059,490
Series 2012, Ref. RB	5.63%	05/15/2032	1,000	1,050,020
				24,421,133

Pennsylvania–2.45%
Allegheny (County of), PA Higher Education Building Authority (Duquesne University); Series 2011 A, RB(a)(b)	5.25%	03/01/2021	700	717,598
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	15,410	18,259,309
Allegheny (County of), PA Port Authority; Series 2011, Ref. RB	5.75%	03/01/2029	1,385	1,420,788
Erie (City of), PA Parking Authority;
Series 2010, RB(a)(b)	5.20%	09/01/2020	260	260,000
Series 2010, RB (INS - AGM)(h)	5.20%	09/01/2035	740	740,000
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.75%	07/01/2022	2,125	2,179,676
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(d)	5.50%	11/01/2044	3,300	3,391,014
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Drexel University); Series 2011 A, RB(a)(b)	5.13%	05/01/2021	500	516,525

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2018 B, RB	5.25%	12/01/2048	$7,995	$ 9,794,115
Subseries 2010 B-2, RB(a)(b)	5.75%	12/01/2020	4,550	4,612,756
Subseries 2010 B-2, RB(a)(b)	6.00%	12/01/2020	2,750	2,789,632
Subseries 2014 A-2, RB(j)	5.13%	12/01/2040	5,500	5,693,160
Subseries 2017 B-1, RB	5.25%	06/01/2047	9,325	10,979,348
Philadelphia (City of), PA; Series 2017 B, Ref. RB(d)	5.00%	07/01/2047	7,500	8,625,750
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	3,000	2,991,900
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2012 A, RB	5.63%	07/01/2042	5,530	5,835,699
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,500	4,065,180
Philadelphia School District; Series 2007 A, Ref. GO Bonds (INS - NATL)(h)	5.00%	06/01/2026	2,360	2,909,455
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. RB (INS - AGM)(h)	5.00%	02/01/2031	2,000	2,004,240
				87,786,145

Puerto Rico –1.13%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	6,450	6,489,732
Series 2008 B, RB(g)	0.00%	05/15/2057	10,000	402,200
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.00%	07/01/2038	1,795	1,824,169
Series 2008 A, RB	6.00%	07/01/2044	1,970	2,002,012
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2030	2,700	2,778,975
Series 2012 A, RB	5.00%	07/01/2042	5,525	3,812,250
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS - AGC)(h)	5.25%	07/01/2034	2,500	2,727,275
Series 2007 N, Ref. RB (INS - AGC)(h)	5.25%	07/01/2036	4,100	4,449,771
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	1,400	1,481,732
Series 2018 A-1, RB	4.55%	07/01/2040	1,583	1,685,512
Series 2018 A-1, RB(g)	0.00%	07/01/2046	10,000	2,868,700
Series 2018 A-1, RB(g)	0.00%	07/01/2051	25,000	5,168,000
Series 2018 A-1, RB	4.75%	07/01/2053	4,500	4,729,680
				40,420,008

Rhode Island–0.01%
Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB(a)(b)	5.00%	12/01/2020	500	505,890

South Carolina–1.31%
Greenwood (County of), SC (Self Regional Healthcare); Series 2012 B, Ref. RB	5.00%	10/01/2031	2,120	2,235,688
Horry (County of), SC; Series 2010 A, RB	5.00%	07/01/2040	2,000	2,006,760
Patriots Energy Group Financing Agency; Series 2018 A, RB(b)	4.00%	02/01/2024	5,000	5,546,300
Piedmont Municipal Power Agency;
Series 2011 C, Ref. RB (INS - AGC)(h)	5.00%	01/01/2030	500	515,745
Series 2011 D, Ref. RB (INS - AGC)(h)	5.75%	01/01/2034	1,000	1,034,970
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2028	2,000	2,018,720
Series 2017, Ref. RB	5.00%	05/01/2037	2,860	2,805,918
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(a)(b)	5.25%	08/01/2023	3,850	4,407,326
South Carolina (State of) Ports Authority; Series 2015, RB(a)(b)(d)	5.00%	07/01/2025	10,000	12,193,100
South Carolina (State of) Public Service Authority; Series 2015 E, RB	5.25%	12/01/2055	7,365	8,551,354
South Carolina (State of) Public Service Authority (Santee Cooper Revenue Obligations); Series 2013 E, RB	5.50%	12/01/2053	5,000	5,555,250
				46,871,131

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Dakota–0.12%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB(a)(b)	5.00%	07/01/2021	$4,000	$ 4,150,360

Tennessee–1.82%
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2016 A, Ref. RB	5.00%	01/01/2042	14,000	16,306,500
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities
Board (Blakeford at Green Hills);
Series 2012, Ref. RB	5.00%	07/01/2027	2,000	2,071,740
Series 2012, Ref. RB	5.00%	07/01/2032	1,500	1,542,450
Series 2012, Ref. RB	5.00%	07/01/2037	1,100	1,125,223
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities
Board (The) (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2046	8,015	9,181,824
Series 2017 A, RB	5.00%	07/01/2048	1,500	1,740,375
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(d)	5.00%	07/01/2049	7,820	9,546,891
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.);
Series 2014, RB	5.00%	12/01/2034	1,000	1,003,340
Series 2014, RB	5.25%	12/01/2044	1,165	1,182,160
Tennessee Energy Acquisition Corp.; Series 2017 A, RB(b)	4.00%	05/01/2023	20,000	21,613,800
				65,314,303

Texas–7.69%
Aldine Independent School District; Series 2017 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)(c)	5.00%	02/15/2045	15,000	18,166,650
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, RB(d)(e)(k)	6.50%	11/01/2029	430	4
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.00%	03/01/2034	1,000	1,089,510
Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, RB(a)	7.00%	05/01/2021	180	187,594
Central Texas Regional Mobility Authority;
Series 2011, RB(a)(b)	5.75%	01/01/2021	1,000	1,018,530
Series 2011, RB(a)(b)	6.00%	01/01/2021	5,000	5,096,450
Series 2016, Ref. RB	5.00%	01/01/2046	8,705	9,992,295
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	6.00%	08/15/2043	2,000	2,218,600
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	5.13%	08/15/2030	2,000	2,240,140
Series 2018 D, RB	6.00%	08/15/2038	5,000	5,685,500
Dallas (City of), TX (Civic Center Convention Complex); Series 2009, Ref. RB (INS - AGC)(h)	5.25%	08/15/2034	4,000	4,015,080
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2034	1,250	1,363,763
Series 2014 A, Ref. RB	5.25%	09/01/2044	1,500	1,614,495
Galena Park Independent School District; Series 1996, Ref. GO Bonds (CEP - Texas Permanent School Fund)(g)	0.00%	08/15/2023	2,000	1,975,820
Grand Parkway Transportation Corp.;
Series 2013 B, RB(a)(b)	5.25%	10/01/2023	14,360	16,552,341
Series 2020, Ref. RB	4.00%	10/01/2045	10,000	11,743,900
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGM)(h)	5.25%	08/15/2031	6,665	9,561,276
Hopkins (County of), TX Hospital District; Series 2008, RB	5.50%	02/15/2023	1,140	1,144,058
Houston (City of), TX;
Series 2019 A, Ref. GO Bonds	4.00%	03/01/2049	6,130	7,047,293
Series 2020 C, Ref. RB	4.00%	11/15/2049	4,085	4,850,978
Houston (City of), TX (United Airlines, Inc.);
Series 2020 C, Ref. RB(d)	5.00%	07/15/2027	3,875	4,031,821
Series 2020, Ref. RB(d)	5.00%	07/15/2027	1,500	1,589,985
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGM)(g)(h)	0.00%	09/01/2026	8,750	8,021,737
Series 2001 B, RB (INS - AGM)(g)(h)	0.00%	09/01/2027	3,600	3,217,680
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB(a)(b)	6.88%	05/15/2021	1,700	1,779,152
Series 2011, RB(a)(b)	6.50%	05/15/2021	1,740	1,816,093

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Love Field Airport Modernization Corp. (Southwest Airlines Co.);
Series 2010, RB	5.25%	11/01/2040	$1,000	$ 1,004,380
Series 2012, RB(d)	5.00%	11/01/2028	2,000	2,077,640
Lower Colorado River Authority;
Series 2012 A, Ref. RB(a)(b)	5.00%	05/15/2022	10	10,792
Series 2012 A, Ref. RB	5.00%	05/15/2030	4,585	4,926,353
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2019, Ref. RB	5.00%	05/15/2044	3,395	4,068,161
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil); Series 2001 A, Ref. VRD RB(l)	0.03%	11/01/2029	5,300	5,300,000
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.);
Series 2014, Ref. RB	5.13%	02/15/2030	1,750	1,620,430
Series 2014, Ref. RB	5.13%	02/15/2042	2,135	1,776,277
Series 2016, Ref. RB	5.00%	02/15/2030	280	256,791
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(f)	4.63%	10/01/2031	2,500	2,648,550
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2035	1,820	1,861,205
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	3,000	3,214,440
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB	6.50%	01/01/2043	2,350	2,469,168
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.00%	11/15/2026	1,250	1,197,163
Series 2016 A, RB	5.38%	11/15/2036	865	741,945
Series 2016 A, RB	5.50%	11/15/2046	1,250	1,013,438
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	3,260	3,298,761
Series 2018, Ref. RB	5.25%	10/01/2049	5,000	5,065,450
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB(a)(b)	5.00%	04/01/2024	3,000	3,423,270
North East Texas Regional Mobility Authority;
Series 2016 A, RB	5.00%	01/01/2041	6,750	7,523,685
Series 2016, RB	5.00%	01/01/2036	3,400	3,824,150
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(g)(h)	0.00%	01/01/2028	12,800	11,550,848
Series 2008 D, Ref. RB (INS - AGC)(g)(h)	0.00%	01/01/2029	2,165	1,903,338
Series 2008 D, Ref. RB (INS - AGC)(g)(h)	0.00%	01/01/2031	4,710	3,909,253
Series 2011, Ref. RB	5.00%	01/01/2038	1,000	1,012,240
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,085,380
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB	6.75%	11/15/2024	850	905,038
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	5.38%	09/15/2030	400	414,004
Series 2016, RB	5.75%	09/15/2036	150	152,534
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(h)	5.00%	10/01/2032	1,250	1,254,375
Series 2011, RB (INS - AGM)(h)	5.00%	10/01/2037	1,000	1,003,660
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, RB(e)	5.75%	11/16/2037	345	224,250
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	1,485	1,187,510
Series 2007, RB	5.75%	02/15/2029	1,500	1,198,125
Series 2017 A, RB	6.38%	02/15/2048	1,000	797,310
Series 2017 A, RB	6.38%	02/15/2052	5,000	3,986,050
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	500	501,590
Series 2020, Ref. RB	6.75%	11/15/2051	500	501,395
Series 2020, Ref. RB	6.88%	11/15/2055	500	501,565
Texas (State of) Transportation Commission;
Series 2019, RB(g)	0.00%	08/01/2045	4,000	1,357,720
Series 2019, RB(g)	0.00%	08/01/2046	3,180	1,024,596
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(g)	0.00%	08/15/2036	7,670	4,115,569
Series 2015 B, Ref. RB(g)	0.00%	08/15/2037	9,995	5,117,640

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(g)(h)	0.00%	08/15/2027	$970	$ 899,559
Series 2002, RB(a)(g)	0.00%	08/15/2027	30	28,637
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2023	2,000	2,170,720
Series 2012, RB	5.00%	12/15/2028	6,310	6,774,984
Series 2012, RB	5.00%	12/15/2031	1,875	2,000,775
Series 2012, RB	5.00%	12/15/2032	3,865	4,115,375
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes);
Series 2016, RB(d)	5.00%	12/31/2045	7,550	7,973,328
Series 2016, RB(d)	5.00%	12/31/2050	4,095	4,306,957
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	8,000	8,921,280
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(d)	7.00%	12/31/2038	3,475	3,994,443
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center);
Series 2011, RB(a)(b)	5.13%	07/01/2021	1,655	1,721,034
Series 2011, RB(a)(b)	5.25%	07/01/2021	2,000	2,081,880
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS - AMBAC)(h)	5.38%	11/15/2024	1,300	1,313,416
				275,349,172

Utah–0.89%
Murray (City of), UT; Series 2005 B, VRD RB(l)	0.02%	05/15/2037	3,835	3,835,000
Salt Lake City Corp. Airport Revenue; Series 2017 A, RB(c)(d)(i)	5.00%	07/01/2042	14,000	16,450,000
Weber (County of), UT; Series 2000 C, VRD RB(l)	0.02%	02/15/2035	11,540	11,540,000
				31,825,000

Vermont–0.03%
Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, RB	5.00%	12/15/2020	1,250	1,264,925

Virgin Islands–0.25%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025	5,500	5,448,245
Series 2010 A, RB	5.00%	10/01/2025	850	842,002
Series 2010 A, RB	5.00%	10/01/2029	2,750	2,706,577
				8,996,824

Virginia–1.83%
Ballston Quarter Communities Development Authority; Series 2016 A, RB	5.50%	03/01/2046	2,500	2,160,150
Hanover (County of), VA Economic Development Authority (Covenant Woods);
Series 2018, Ref. RB	5.00%	07/01/2048	700	710,878
Series 2018, Ref. RB	5.00%	07/01/2051	1,000	1,013,790
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	15,540	24,415,205
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	4,000	4,031,200
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2017, RB(d)	5.00%	07/01/2034	5,000	5,202,450
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(d)	5.00%	07/01/2027	4,465	4,714,058
Series 2012, RB(d)	5.50%	01/01/2042	4,920	5,163,146
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, RB(d)	5.00%	07/01/2034	6,735	7,007,700
Series 2012, RB(d)	5.00%	01/01/2040	2,535	2,629,556
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB(d)	5.00%	12/31/2056	7,500	8,439,300
				65,487,433

Washington–2.35%
Seattle (Port of), WA; Series 2018 A, RB(c)(d)	5.00%	05/01/2043	21,000	24,287,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2038	$2,750	$ 3,572,745
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB(c)(i)	5.00%	07/01/2048	15,000	16,737,300
Series 2018, RB	5.00%	07/01/2048	20,000	21,983,200
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center);
Series 2011, RB(a)(b)	5.63%	01/01/2021	1,250	1,272,225
Series 2011, RB(a)(b)	6.00%	01/01/2021	1,500	1,528,425
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(f)	5.00%	07/01/2046	7,255	7,472,505
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(f)	6.50%	07/01/2030	800	871,608
Series 2015 A, RB(f)	6.75%	07/01/2035	820	886,305
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(f)	5.00%	01/01/2036	1,875	1,924,988
Washington (State of) Housing Finance Commission (The Hearthstone);
Series 2018 A, Ref. RB(f)	5.00%	07/01/2048	2,000	2,006,280
Series 2018 A, Ref. RB(f)	5.00%	07/01/2053	1,500	1,499,895
				84,043,026

West Virginia–0.22%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(f)	5.50%	06/01/2037	2,500	2,618,725
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(d)(f)	6.75%	02/01/2026	4,035	3,858,953
Series 2018, RB(d)(f)	8.75%	02/01/2036	1,300	1,314,365
				7,792,043

Wisconsin–2.41%
Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(f)	6.75%	08/01/2031	3,000	2,583,270
Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB(c)	5.00%	03/01/2041	10,000	11,501,000
Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2044	4,000	4,327,600
Public Finance Authority (WhiteStone); Series 2017, Ref. RB(f)	5.00%	03/01/2052	1,075	1,110,260
Superior (City of), WI (Superior Water, Light & Power Co.); Series 2007 A, Ref. RB(d)	5.38%	11/01/2021	2,000	2,008,240
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,500	3,307,465
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/2028	1,055	947,675
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2011 A, RB(a)(b)	5.50%	05/01/2021	2,000	2,070,420
Series 2011 A, RB(a)(b)	5.75%	05/01/2021	1,000	1,036,870
Wisconsin (State of) Health & Educational Facilities Authority (Rogers Memorial Hospital, Inc.); Series 2014, Ref. RB	5.00%	07/01/2044	3,125	3,435,562
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Communities, Inc.);
Series 2018 A, RB	5.00%	09/15/2040	1,000	1,021,140
Series 2018 A, RB	5.00%	09/15/2050	5,000	5,084,300
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(f)	7.00%	12/01/2050	6,100	5,302,913
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(f)	6.13%	02/01/2050	2,500	2,540,025
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, RB	5.00%	03/01/2036	4,500	5,228,640
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(f)	6.25%	01/01/2038	5,250	4,382,910
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	5,000	5,553,800
Series 2018 A, RB	5.35%	12/01/2045	4,000	4,417,400
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center);
Series 2016 A, Ref. RB	5.00%	06/01/2032	2,000	2,367,400
Series 2016 A, Ref. RB	5.00%	06/01/2034	7,180	8,446,337
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	2,128,389

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(f)	5.25%	12/01/2039	$7,285	$ 7,465,158
				86,266,774

Wyoming–0.26%
West Park Hospital District (West Park Hospital); Series 2011 A, RB	6.50%	06/01/2031	1,000	1,033,440
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS - BAM)(c)(h)	5.00%	01/01/2047	7,000	8,278,060
				9,311,500
TOTAL INVESTMENTS IN SECURITIES(o) –107.99% (Cost $3,609,242,351)				3,867,542,412
FLOATING RATE NOTE OBLIGATIONS–(8.75)%
Notes with interest and fee rates ranging from 0.61% to 1.16% at 08/31/2020 and contractual maturities of collateral ranging from 09/01/2022 to 08/15/2057 (See Note 1J)(p)				(313,345,000)
OTHER ASSETS LESS LIABILITIES–0.76%				27,190,193
NET ASSETS –100.00%				$3,581,387,605

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(d)	Security subject to the alternative minimum tax.
(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2020 was $5,442,949, which represented less than 1% of the Fund’s Net Assets.

(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $224,595,611, which represented 6.27% of the Fund’s Net Assets.

(g)	Zero coupon bond issued at a discount.
(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $64,415,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(l)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)	Security subject to crossover refunding.
(o)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2020. At August 31, 2020, the Fund’s investments with a value of $524,100,390 are held by TOB Trusts and serve as collateral for the $313,345,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                     Invesco Municipal Income Fund

Open Futures Contracts(a)

					Unrealized
	Number of	Expiration	Notional		Appreciation
Short Futures Contracts	Contracts	Month	Value	Value	(Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	508	December-2020	$(70,739,000)	$(44,733)	$(44,733)

(a)	Futures contracts collateralized by $1,325,000 cash held with Goldman Sachs International, the futures commission merchant.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2020

Revenue Bonds	83.4%
General Obligation Bonds	8.0
Pre-Refunded Bonds	6.8
Other	1.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                     Invesco Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $3,609,242,351)	$3,867,542,412

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	1,325,000

Cash	5,422,454

Receivable for:
Investments sold	500,000

Fund shares sold	2,746,044

Interest	40,730,579

Investments matured, at value (Cost $870,481)	565,813

Investment for trustee deferred compensation and retirement plans	378,581

Other assets	154,980

Total assets	3,919,365,863

Liabilities:
Floating rate note obligations	313,345,000

Other investments:
Variation margin payable - futures contracts	79,375

Payable for:
Investments purchased	17,792,433

Dividends	3,047,570

Fund shares reacquired	1,976,758

Accrued fees to affiliates	1,220,474

Accrued trustees’ and officers’ fees and benefits	6,674

Accrued other operating expenses	54,968

Trustee deferred compensation and retirement plans	455,006

Total liabilities	337,978,258

Net assets applicable to shares outstanding	$3,581,387,605

Net assets consist of:
Shares of beneficial interest	$3,484,459,740

Distributable earnings	96,927,865

$3,581,387,605

Net Assets:
Class A	$2,534,427,493

Class C	$252,074,788

Class Y	$461,951,225

Investor Class	$96,750,959

Class R6	$236,183,140

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	187,940,102

Class C	18,776,395

Class Y	34,262,077

Investor Class	7,167,293

Class R6	17,516,006

Class A:
Net asset value per share	$13.49

Maximum offering price per share (Net asset value of $13.49 ÷ 95.75%)	$14.09

Class C:
Net asset value and offering price per share	$13.43

Class Y:
Net asset value and offering price per share	$13.48

Investor Class:
Net asset value and offering price per share	$13.50

Class R6:
Net asset value and offering price per share	$13.48

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                     Invesco Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2020

(Unaudited)

Investment income:
Interest	$72,427,154

Expenses:
Advisory fees	7,915,882

Administrative services fees	252,954

Custodian fees	12,608

Distribution fees:

Class A	3,020,325

Class C	1,345,386

Investor Class	51,241

Interest, facilities and maintenance fees	1,752,825

Transfer agent fees – A, C, Y and Investor	1,147,868

Transfer agent fees – R6	11,322

Trustees’ and officers’ fees and benefits	22,291

Registration and filing fees	126,075

Reports to shareholders	64,053

Professional services fees	35,512

Other	14,491

Total expenses	15,772,833

Less: Expense offset arrangement(s)	(846)

Net expenses	15,771,987

Net investment income	56,655,167

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:

Investment securities (includes net gains from securities sold to affiliates of $ 500,816)	(45,836,465)
Futures contracts	(2,536,107)

(48,372,572)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(105,216,242)

Futures contracts	(44,733)

(105,260,975)

Net realized and unrealized gain (loss)	(153,633,547)

Net increase (decrease) in net assets resulting from operations	$(96,978,380)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                     Invesco Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2020 and the year ended February 29, 2020

(Unaudited)

	August 31,	February 29,
	2020	2020

Operations:
Net investment income	$ 56,655,167	$ 106,735,640

Net realized gain (loss)	(48,372,572)	(4,946,345)

Change in net unrealized appreciation (depreciation)	(105,260,975)	249,061,063

Net increase (decrease) in net assets resulting from operations	(96,978,380)	350,850,358

Distributions to shareholders from distributable earnings:
Class A	(35,281,139)	(75,591,307)

Class C	(2,920,677)	(5,117,033)

Class Y	(7,190,740)	(16,415,197)

Investor Class	(1,468,418)	(3,518,570)

Class R6	(3,652,110)	(7,224,670)

Total distributions from distributable earnings	(50,513,084)	(107,866,777)

Share transactions–net:
Class A	108,777,602	372,653,767

Class C	(33,395,351)	149,343,209

Class Y	(17,905,010)	59,750,854

Investor Class	(2,184,823)	(4,608,765)

Class R6	2,830,916	75,838,918

Net increase in net assets resulting from share transactions	58,123,334	652,977,983

Net increase (decrease) in net assets	(89,368,130)	895,961,564

Net assets:
Beginning of period	3,670,755,735	2,774,794,171

End of period	$3,581,387,605	$3,670,755,735

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                     Invesco Municipal Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/20	$14.04	$0.22	$(0.58)	$(0.36)	$(0.19)	$13.49	(2.49)%		$2,534,427	0.91	%(d)	0.91	%(d)	0.81	%(d)	3.27	%(d)	17%
Year ended 02/29/20	13.02	0.45	1.03	1.48	(0.46)	14.04	11.56		2,525,163	1.05		1.05		0.82		3.35		9
Year ended 02/28/19	13.19	0.50	(0.14)	0.36	(0.53)	13.02	2.78		1,982,214	1.01		1.01		0.85		3.85		27
Year ended 02/28/18	13.22	0.53	(0.06)	0.47	(0.50)	13.19	3.53		1,935,019	1.10		1.10		0.87		3.94		17
Year ended 02/28/17	13.70	0.52	(0.47)	0.05	(0.53)	13.22	0.28		1,927,685	0.99		0.99		0.83		3.79		25
Year ended 02/29/16	13.75	0.59	(0.06)	0.53	(0.58)	13.70	3.94		1,766,102	0.93		0.93		0.85		4.29		12
Class C
Six months ended 08/31/20	13.97	0.17	(0.57)	(0.40)	(0.14)	13.43	(2.81)		252,075	1.66	(d)	1.66	(d)	1.56	(d)	2.52	(d)	17
Year ended 02/29/20	12.96	0.35	1.02	1.37	(0.36)	13.97	10.69		298,433	1.80		1.80		1.57		2.60		9
Year ended 02/28/19	13.12	0.40	(0.13)	0.27	(0.43)	12.96	2.08		133,292	1.76		1.76		1.60		3.10		27
Year ended 02/28/18	13.16	0.42	(0.07)	0.35	(0.39)	13.12	2.68		248,013	1.85		1.85		1.62		3.19		17
Year ended 02/28/17	13.64	0.41	(0.47)	(0.06)	(0.42)	13.16	(0.48)		250,828	1.74		1.74		1.58		3.04		25
Year ended 02/29/16	13.68	0.48	(0.05)	0.43	(0.47)	13.64	3.24		156,712	1.68		1.68		1.60		3.54		12
Class Y
Six months ended 08/31/20	14.04	0.23	(0.58)	(0.35)	(0.21)	13.48	(2.44)		461,951	0.66	(d)	0.66	(d)	0.56	(d)	3.52	(d)	17
Year ended 02/29/20	13.02	0.48	1.03	1.51	(0.49)	14.04	11.83		500,893	0.80		0.80		0.57		3.60		9
Year ended 02/28/19	13.18	0.54	(0.14)	0.40	(0.56)	13.02	3.11		406,923	0.76		0.76		0.60		4.10		27
Year ended 02/28/18	13.22	0.56	(0.07)	0.49	(0.53)	13.18	3.71		442,757	0.85		0.85		0.62		4.19		17
Year ended 02/28/17	13.70	0.55	(0.47)	0.08	(0.56)	13.22	0.54		524,417	0.74		0.74		0.58		4.04		25
Year ended 02/29/16	13.74	0.62	(0.05)	0.57	(0.61)	13.70	4.27		449,882	0.68		0.68		0.60		4.54		12
Investor Class
Six months ended 08/31/20	14.05	0.23	(0.58)	(0.35)	(0.20)	13.50	(2.45	)(e)	96,751	0.77	(d)(e)	0.77	(d)(e)	0.67	(d)(e)	3.41	(d)(e)	17
Year ended 02/29/20	13.03	0.46	1.03	1.49	(0.47)	14.05	11.65	(e)	102,850	0.98	(e)	0.98	(e)	0.75	(e)	3.42	(e)	9
Year ended 02/28/19	13.19	0.52	(0.14)	0.38	(0.54)	13.03	2.96	(e)	99,887	0.88	(e)	0.88	(e)	0.72	(e)	3.98	(e)	27
Year ended 02/28/18	13.24	0.54	(0.08)	0.46	(0.51)	13.19	3.48	(e)	105,159	1.03	(e)	1.03	(e)	0.80	(e)	4.01	(e)	17
Year ended 02/28/17	13.71	0.53	(0.46)	0.07	(0.54)	13.24	0.47	(e)	108,489	0.87	(e)	0.87	(e)	0.71	(e)	3.91	(e)	25
Year ended 02/29/16	13.76	0.60	(0.06)	0.54	(0.59)	13.71	4.06	(e)	114,690	0.82	(e)	0.82	(e)	0.74	(e)	4.40	(e)	12
Class R6
Six months ended 08/31/20	14.04	0.24	(0.59)	(0.35)	(0.21)	13.48	(2.41)		236,183	0.60	(d)	0.60	(d)	0.50	(d)	3.58	(d)	17
Year ended 02/29/20	13.02	0.49	1.03	1.52	(0.50)	14.04	11.90		243,417	0.74		0.74		0.51		3.66		9
Year ended 02/28/19	13.18	0.54	(0.13)	0.41	(0.57)	13.02	3.18		152,478	0.69		0.69		0.53		4.17		27
Period ended 02/28/18(f)	13.25	0.51	(0.10)	0.41	(0.48)	13.18	3.13		141,275	0.79	(g)	0.79	(g)	0.56	(g)	4.25	(g)	17

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $2,396,229, $266,839, $449,853, $96,759 and $224,254 for Class A, Class C, Class Y, Investor Class and Class R6 shares, respectively.

(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.11%, 0.17%, 0.13%, 0.18%, 0.13% and 0.14% for the six months ended August 31, 2020 and for the years ended February 29, 2020, February 28, 2019, February 28, 2018, February 28, 2017 and February 29, 2016, respectively.

(f)	Commencement date of April 04, 2017.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                     Invesco Municipal Income Fund

Notes to Financial Statements

August 31, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Investor Class and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature will change from ten years to eight years. The first conversion of Class C shares to Class A shares would occur at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of

33                     Invesco Municipal Income Fund

the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations - The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider

34                     Invesco Municipal Income Fund

will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

M.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 500 million	0.500%
Over $500 million	0.450%

For the six months ended August 31, 2020, the effective advisory fee rate incurred by the Fund was 0.46%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Investor Class and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.50% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

35                     Invesco Municipal Income Fund

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class C shares and Investor Class shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A and Investor Class average daily net assets and up to 1.00% of Class C average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A and Investor Class shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2020, IDI advised the Fund that IDI retained $165,560 in front-end sales commissions from the sale of Class A shares and $72,948 and $4,751 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$3,867,118,060	$424,352	$3,867,542,412

Other Investments - Assets*

Investments Matured	–	565,813	–	565,813

Other Investments - Liabilities*

Futures Contracts	(44,733)	–	–	(44,733)

Total Investments	$(44,733)	$3,867,683,873	$424,352	$3,868,063,492

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2020:

Value
Derivative Liabilities	Interest Rate Risk

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(44,733)

Derivatives not subject to master netting agreements	44,733

Total Derivative Liabilities subject to master netting agreements	$-

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

36                     Invesco Municipal Income Fund

Effect of Derivative Investments for the six months ended August 31, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest Rate Risk

Realized Gain (Loss):
Futures contracts	$(2,536,107)

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(44,733)

Total	$(2,580,840)

The table below summarizes the average notional value of derivatives held during the period.

Futures Contracts

Average notional value	$107,939,323

NOTE 5–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2020, the Fund engaged in securities purchases of $165,914,747 and securities sales of $206,817,744, which resulted in net realized gains of $500,816.

NOTE 6–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $846.

NOTE 7–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8–Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2020 were $304,755,857 and 1.11%, respectively.

NOTE 9–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 29, 2020, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$67,434,507	$54,958,601	$122,393,108
*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

37                     Invesco Municipal Income Fund

NOTE 10–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2020 was $718,676,535 and $632,422,203, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$289,363,286

Aggregate unrealized (depreciation) of investments	(31,412,626)

Net unrealized appreciation of investments	$257,950,660

Cost of investments for tax purposes is $3,610,112,832.

NOTE 11–Share Information

	Summary of Share Activity
	Six months ended August 31, 2020(a)		Year ended February 29, 2020
	Shares	Amount	Shares	Amount
Sold:
Class A	22,353,827	$294,431,197	44,759,270	$604,782,920
Class C	2,845,395	37,174,655	15,455,350	208,409,624
Class Y	3,190,246	41,813,186	8,315,377	112,195,062
Investor Class	437,437	5,702,716	431,706	5,832,042
Class R6	3,140,554	41,323,762	7,412,069	99,896,391

Issued as reinvestment of dividends:
Class A	1,679,218	22,079,635	3,473,727	46,992,526
Class C	176,473	2,307,688	287,735	3,883,419
Class Y	305,535	4,014,019	668,610	9,041,710
Investor Class	81,377	1,070,501	191,480	2,590,322
Class R6	214,264	2,816,014	417,059	5,645,621

Automatic conversion of Class C shares to Class A shares:
Class A	753,290	10,086,513	833,876	11,246,368
Class C	(756,680)	(10,086,513)	(837,704)	(11,246,368)

Reacquired:
Class A	(16,723,131)	(217,819,743)	(21,446,199)	(290,368,047)
Class C	(4,845,049)	(62,791,181)	(3,835,694)	(51,703,466)
Class Y	(4,920,487)	(63,732,215)	(4,559,671)	(61,485,918)
Investor Class	(672,502)	(8,958,040)	(967,246)	(13,031,129)
Class R6	(3,180,252)	(41,308,860)	(2,201,328)	(29,703,094)
Net increase (decrease) in share activity	4,079,515	$58,123,334	48,398,417	$652,977,983

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 12–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

38                     Invesco Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (03/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)
		Ending Account Value (08/31/20)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$975.10	$4.53	$1,020.62	$4.63	0.91%
Class C	1,000.00	971.90	8.25	1,016.84	8.44	1.66
Class Y	1,000.00	975.60	3.29	1,021.88	3.36	0.66
Investor Class	1,000.00	975.50	3.83	1,021.32	3.92	0.77
Class R6	1,000.00	975.90	2.99	1,022.18	3.06	0.60

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

39                     Invesco Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total

40                     Invesco Municipal Income Fund

expense ratio were in the fourth, fifth and fifth quintile of its expense group, respectively, and discussed with management reasons for such relative actual and contractual management fees and total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

41                     Invesco Municipal Income Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	Invesco Distributors, Inc.	VK-MINC-SAR-1

Semiannual Report to Shareholders	August 31, 2020

Invesco New Jersey Municipal Fund
Effective September 30, 2020, Invesco Oppenheimer Rochester® New Jersey Municipal Fund was renamed Invesco New Jersey Municipal Fund.
Nasdaq:
A: ONJAX ∎ C: ONJCX ∎ Y: ONJYX ∎ R6: IORJX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
11	Financial Statements
14	Financial Highlights
15	Notes to Financial Statements
21	Fund Expenses
22	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                         Invesco New Jersey Municipal Fund

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/29/20 to 8/31/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.97%
Class C Shares	-3.24
Class Y Shares	-2.83
Class R6 Shares	-2.77
Bloomberg Barclays Municipal Bond Index▼	0.19
U.S. Consumer Price Index∎	0.48

Source(s): ▼RIMES Technologies Corp.; ∎Bloomberg L.P.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

  The U.S. Consumer Price Index is a measure of change in consumer prices as determined by the U.S. Bureau of Labor Statistics.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                         Invesco New Jersey Municipal Fund

Average Annual Total Returns
As of 8/31/20, including maximum applicable sales charges

Class A Shares
Inception (3/1/94)	4.46%
10 Years	3.66
5 Years	3.90
1 Year	-3.17

Class C Shares
Inception (8/29/95)	4.41%
10 Years	3.37
5 Years	4.10
1 Year	-0.58

Class Y Shares
Inception (11/29/10)	4.80%
5 Years	5.02
1 Year	1.25

Class R6 Shares
10 Years	4.16%
5 Years	4.89
1 Year	1.49

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester New Jersey Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® New Jersey Municipal Fund (the Fund). Returns shown above, prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a

CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                         Invesco New Jersey Municipal Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing

HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                         Invesco New Jersey Municipal Fund

Schedule of Investments

August 31, 2020

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–105.94%
New Jersey–81.26%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	03/01/2042	$1,250	$ 1,477,162
Casino Reinvestment Development Authority;
Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2022	770	771,478
Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2024	1,665	1,667,897
Series 2004, RB (INS - AMBAC)(a)	5.00%	01/01/2025	420	420,609
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2028	1,000	1,101,220
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2031	2,000	2,181,500
Series 2014, Ref. RB	5.25%	11/01/2039	3,000	3,065,730
Series 2014, Ref. RB	5.25%	11/01/2044	3,000	3,047,520
Deutsche Bank Spears/Lifers Trust;
Series 2013, RB(b)(c)(d)	5.25%	12/01/2035	6,330	9,489,335
Series 2013, RB(b)(c)(d)	5.25%	12/01/2035	5,380	8,060,182
Series 2013, RB(b)(c)(d)	5.25%	12/01/2035	4,000	5,986,460
Essex (County of), NJ Improvement Authority; Series 1999, RB (INS - AMBAC)(a)	5.12%	04/01/2029	110	110,197
Essex (County of), NJ Improvement Authority (Newark); Series 2010 A, RB(e)(f)	6.25%	11/01/2020	250	252,438
Essex (County of), NJ Utilities Authority; Series 2009, Ref. RB (INS - AGC)(a)	4.13%	04/01/2022	75	75,188
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGM)(a)(g)	0.00%	11/01/2026	140	128,317
Series 2005 A, RB (INS - AGM)(a)	5.75%	11/01/2028	460	580,571
Hudson (County of), NJ Improvement Authority; Series 2011, RB	5.50%	06/01/2041	2,655	2,752,226
Lavallette School District; Series 2005, GO Bonds	4.20%	02/01/2025	10	10,030
Middlesex (County of), NJ Improvement Authority; Series 2000, RB (INS - AMBAC)(a)(h)	5.50%	09/01/2030	20	20,083
New Brunswick (City of), NJ Parking Authority;
Series 2012, Ref. RB	5.00%	09/01/2027	445	477,249
Series 2012, Ref. RB	5.00%	09/01/2029	605	647,229
New Jersey (State of) Building Authority;
Series 2016 A, Ref. RB (INS - BAM)(a)	5.00%	06/15/2028	600	712,848
Series 2016 A, Ref. RB (INS - BAM)(a)	5.00%	06/15/2029	300	355,173
New Jersey (State of) Economic Development Authority;
Series 1997 A, RB(e)(g)	0.00%	07/01/2021	65	64,747
Series 1997 A, Ref. RB	5.87%	12/01/2026	2,385	2,388,649
Series 1998 B, RB(h)	6.50%	04/01/2031	90	94,936
Series 1999 A, RB	6.25%	07/01/2024	25	25,102
Series 2005 N-1, Ref. RB (INS - NATL)(a)	5.50%	09/01/2023	100	112,686
Series 2011 GG, Ref. RB(i)	5.25%	09/01/2026	1,000	1,019,410
Series 2012 A, RB(h)	5.00%	06/15/2037	1,515	1,597,628
Series 2012 A, RB(h)	5.13%	06/15/2043	1,250	1,317,850
Series 2012, Ref. RB	5.00%	06/15/2028	2,095	2,149,449
Series 2012, Ref. RB	5.00%	06/15/2029	900	921,249
Series 2013, RB	6.00%	10/01/2043	3,200	3,473,248
Series 2014 A, RB(b)	6.00%	10/01/2034	515	544,664
Series 2014, RB	5.25%	01/01/2044	1,700	1,648,728
Series 2015 WW, Ref. RB	5.00%	06/15/2035	3,000	3,320,310
Series 2015 WW, Ref. RB	5.00%	06/15/2036	3,000	3,312,240
Series 2017 A, RB	5.00%	07/01/2037	500	472,535
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2033	3,000	3,526,860
Series 2017, RB	5.00%	07/15/2047	1,000	1,103,160
Series 2017, Ref. RB (INS - AGM)(a)	5.00%	06/01/2042	1,000	1,159,610
Series 2018 A, RB(b)	5.37%	09/01/2033	275	272,844
Series 2018 A, RB(b)	5.00%	10/01/2033	1,000	1,045,930
Series 2018 A, RB	5.00%	07/01/2038	350	394,219
Series 2018 A, RB(b)	5.62%	09/01/2038	765	762,001
Series 2018 A, RB(b)	5.25%	10/01/2038	2,500	2,606,825
Series 2018 A, RB(b)	6.25%	11/01/2038	525	590,205

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Series 2018 A, RB	5.00%	06/15/2047	$3,000	$ 3,410,160
Series 2018 A, RB	5.00%	12/01/2048	3,000	3,278,160
Series 2018 A, RB	5.00%	07/01/2050	1,000	1,105,140
Series 2018 A, RB(b)	6.50%	11/01/2052	2,500	2,841,925
Series 2018 B, RB(b)	6.00%	11/01/2022	365	367,205
Series 2019, RB	4.00%	06/15/2044	1,000	1,064,840
New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2019, Ref. RB(f)(h)	2.20%	12/03/2029	2,500	2,657,300
New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.); Series 2019 A, RB(b)	5.00%	06/15/2054	725	749,954
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB(b)	5.00%	10/01/2039	2,000	1,923,780
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(h)	5.25%	09/15/2029	1,100	1,125,806
New Jersey (State of) Economic Development Authority (Elite Pharmaceuticals, Inc. - 2005); Series 2005 A, RB(h)	6.50%	09/01/2030	25	21,768
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	2,428	2,981,633
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(h)	5.37%	01/01/2043	10,650	11,719,047
New Jersey (State of) Educational Facilities Authority (Georgian Court University);
Series 2017 G, Ref. RB	5.00%	07/01/2030	1,395	1,447,522
Series 2017 G, Ref. RB	5.00%	07/01/2033	1,590	1,624,996
Series 2017 G, Ref. RB	5.00%	07/01/2035	1,485	1,508,404
Series 2017 G, Ref. RB	5.00%	07/01/2036	1,640	1,657,384
New Jersey (State of) Educational Facilities Authority (New Jersey City University); Series 2007 F, Ref. RB (INS - NATL)(a)	4.13%	07/01/2025	10	10,016
New Jersey (State of) Educational Facilities Authority (Public Library); Series 2002 A, RB (INS - AMBAC)(a)	5.00%	09/01/2022	5	5,019
New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2012 A, RB	5.00%	07/01/2037	1,000	1,002,350
Series 2017 F, RB	5.00%	07/01/2035	185	189,175
Series 2017 F, RB	5.00%	07/01/2036	300	305,889
Series 2017 F, RB	5.00%	07/01/2047	3,250	3,249,772
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds); Series 2020 A, RB	4.00%	07/01/2050	3,000	3,256,680
New Jersey (State of) Educational Facilities Authority (William Paterson University of New Jersey (The)); Series 2017 B, RB (INS - AGM)(a)	5.00%	07/01/2047	2,000	2,328,780
New Jersey (State of) Health Care Facilities Financing Authority;
Series 2013, Ref. RB	5.00%	08/15/2034	1,960	2,126,757
Series 2017, Ref. RB	5.00%	10/01/2038	2,000	2,233,860
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2014, Ref. RB	5.00%	07/01/2044	3,000	3,319,050
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGM)(a)	5.00%	07/01/2046	2,000	2,235,900
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2011 1, RB(h)	5.50%	12/01/2025	1,210	1,271,008
Series 2011 1, RB(h)	5.75%	12/01/2029	30	31,485
Series 2019 C, Ref. RB(h)	3.63%	12/01/2049	1,000	993,150
New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2018 A, Ref. RB	3.95%	11/01/2043	870	960,950
Series 2018 BB, Ref. RB(h)	3.80%	10/01/2032	935	1,034,690
Series 2019 A, Ref. RB	3.00%	11/01/2044	510	533,185
Series 2019 A, Ref. RB	3.05%	11/01/2049	865	912,203
Series 2020 E, Ref. RB	2.45%	10/01/2050	650	640,289

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(a)(g)	0.00%	12/15/2037	$2,000	$ 1,171,180
Series 2008 A, RB(g)	0.00%	12/15/2038	2,000	1,054,720
Series 2010 A, RB (INS - BAM)(a)(g)	0.00%	12/15/2028	1,200	989,712
Series 2013 AA, RB	5.25%	06/15/2033	1,335	1,441,960
Series 2018 A, Ref. RB	4.25%	12/15/2038	7,790	8,487,438
Series 2018 A, Ref. RN	5.00%	06/15/2030	1,125	1,300,714
Series 2018 A, Ref. RN	5.00%	06/15/2031	3,540	4,071,814
Series 2019 BB, RB	4.00%	06/15/2050	1,000	1,051,220
New Jersey (State of) Turnpike Authority; Series 2019 A, RB	5.00%	01/01/2048	2,000	2,410,040
New Jersey Transportation Trust Fund Authority; Series 2012 A, RB	5.00%	06/15/2042	1,625	1,693,526
Newark (City of), NJ;
Series 2015 A, GO Bonds	5.50%	07/15/2021	1,000	1,025,440
Series 2015 A, GO Bonds	5.00%	07/15/2029	3,000	3,387,750
Series 2015 B, GO Bonds	5.00%	07/15/2029	430	481,647
Series 2020 C, Ref. GO Bonds (INS - AGM)(a)	4.00%	10/01/2039	305	347,871
Newark (City of), NJ Housing Authority;
Series 2007, Ref. RB (INS - NATL)(a)	5.00%	01/01/2032	760	893,000
Series 2017, Ref. RB	4.00%	01/01/2037	1,000	1,106,960
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(h)	5.00%	12/01/2023	2,000	2,103,400
South Jersey Port Corp.; Series 2016 S-1, Ref. RB	5.00%	01/01/2039	1,350	1,497,987
South Jersey Transportation Authority; Series 2019 A, Ref. RB (INS - AGM)(a)	5.00%	11/01/2033	750	952,020
South Jersey Transportation Authority LLC; Series 2014 A, Ref. RB	5.00%	11/01/2039	3,650	3,996,020
State of New Jersey; Series 2017 XF0553, GO Bonds(c)	5.00%	06/01/2028	5,000	6,140,900
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	4,000	4,669,520
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,000	1,184,820
Series 2018 B, Ref. RB	5.00%	06/01/2046	3,400	3,854,240
Union (County of), NJ Improvement Authority; Series 1998 A, RB (INS - NATL)(a)(h)	5.00%	03/01/2028	55	55,199
				198,810,057

Puerto Rico–14.48%
Children’s Trust Fund; Series 2002, RB	5.62%	05/15/2043	19,000	19,096,520
Puerto Rico (Commonwealth of);
Series 2007 A, GO Bonds(j)	5.25%	07/01/2037	2,150	1,534,563
Series 2011 C, Ref. GO Bonds(j)	6.50%	07/01/2040	3,000	1,980,000
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 AAA, RB(j)	5.25%	07/01/2031	550	380,188
Series 2010 AAA-RSA-1, RB(j)	5.25%	07/01/2030	500	345,625
Series 2012 A, RB(j)	5.05%	07/01/2042	45	31,050
Series 2016 E-1, RB(j)	10.00%	01/01/2021	165	126,094
Series 2016 E-2, RB(j)	10.00%	07/01/2021	165	126,094
Series 2016 E-2, RB(j)	10.00%	01/01/2022	55	42,032
Series 2016 E-4, RB(j)	10.00%	07/01/2022	55	42,031
Puerto Rico (Commonwealth of) Industrial Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 2000, RB(h)	6.62%	06/01/2026	175	181,125
Series 2002 A, Ref. RB (INS - ACA)(a)	5.00%	08/01/2032	1,000	1,002,210
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System);
Series 2006, RB	5.00%	03/01/2036	930	895,590
Series 2012, Ref. RB	5.13%	04/01/2032	100	98,902
Series 2012, Ref. RB	5.38%	04/01/2042	100	98,414
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 A, RB (INS - AMBAC)(a)(g)	0.00%	07/01/2035	975	495,651
Series 2005 B, RB(j)	5.00%	07/01/2037	4,750	516,563
Series 2005 B, RB(j)	5.00%	07/01/2041	2,610	283,838
Series 2006 B, RB(j)	5.00%	07/01/2027	575	62,531
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB(j)	6.50%	10/01/2037	400	121,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS - NATL)(a)	6.00%	07/01/2028	$1,000	$ 1,026,000
Puerto Rico Public Finance Corp.; Series 2011 B, RB(j)	6.00%	08/01/2026	5,235	96,324
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2031	486	358,201
Series 2018 A-1, RB(g)	0.00%	07/01/2033	1,940	1,314,990
Series 2018 A-1, RB	4.50%	07/01/2034	401	424,410
Series 2018 A-1, RB(g)	0.00%	07/01/2046	7,086	2,032,761
Series 2018 A-1, RB(g)	0.00%	07/01/2051	5,771	1,192,981
Series 2018 A-1, RB	5.00%	07/01/2058	1,371	1,463,817
Series 2019 A-2, RB	4.54%	07/01/2053	60	62,206
				35,431,711

New York–8.74%
New York & New Jersey (States of) Port Authority;
Series 2017 206, Ref. RB(h)	5.00%	11/15/2037	850	1,017,314
Series 2019 220, RB(h)	4.00%	11/01/2059	2,000	2,206,320
Series 2019, RB(h)	5.00%	11/01/2044	1,500	1,826,835
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB (INS - NATL)(a)(h)	5.75%	12/01/2022	1,889	1,914,369
Series 1997 6, RB (INS - NATL)(a)(h)	5.75%	12/01/2025	9,095	9,217,236
Series 2010 8, RB	6.50%	12/01/2028	5,100	5,168,493
Series 2010, RB	6.00%	12/01/2042	20	20,245
				21,370,812

Virgin Islands–0.65%
Tobacco Settlement Financing Corp.;
Series 2006, RB(g)	0.00%	05/15/2035	1,100	418,616
Series 2006, RB(g)	0.00%	05/15/2035	3,100	1,031,835
Virgin Islands (Government of) Water & Power Authority (Electric System);
Series 2007 A, RB	5.00%	07/01/2024	50	46,879
Series 2007 A, RB	5.00%	07/01/2026	15	13,682
Series 2007 A, RB	5.00%	07/01/2027	85	76,679
				1,587,691

Northern Mariana Islands–0.64%
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB (h)	6.25%	03/15/2028	1,665	1,574,857

Guam–0.17%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2024	125	135,266
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2030	250	267,897
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(h)	5.75%	09/01/2031	10	10,340
				413,503
TOTAL INVESTMENTS IN SECURITIES(k) –105.94% (Cost $258,495,532)				259,188,631
FLOATING RATE NOTE OBLIGATIONS–(8.75)%
Notes with interest and fee rates ranging from 0.64% to 0.96% at 08/31/2020 and contractual maturities of collateral ranging from 06/01/2028 to 12/01/2035 (See Note 1J)(l)				(21,415,000)
OTHER ASSETS LESS LIABILITIES–2.81%				6,888,338
NET ASSETS–100.00%				$244,661,969

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco New Jersey Municipal Fund

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $35,241,310, which represented 14.40% of the Fund’s Net Assets.

(c)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Zero coupon bond issued at a discount.
(h)	Security subject to the alternative minimum tax.
(i)	Security subject to crossover refunding.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2020 was $5,687,933, which represented 2.32% of the Fund’s Net Assets.

(k)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

National Public Finance Guarantee Corp.	5.10%

(l)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2020. At August 31, 2020, the Fund’s investments with a value of $29,676,877 are held by TOB Trusts and serve as collateral for the $21,415,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2020

Revenue Bonds	93.7%
General Obligation Bonds	6.2
Pre-Refunded Bonds	0.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco New Jersey Municipal Fund

Statement of Assets and Liabilities

August 31, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $258,495,532)	$259,188,631
Cash	3,665,808
Receivable for:
Fund shares sold	404,744
Interest	2,865,609
Investments matured, at value (Cost $336,193)	255,927
Investment for trustee deferred compensation and retirement plans	33,672
Other assets	107,675
Total assets	266,522,066

Liabilities:
Floating rate note obligations	21,415,000
Payable for:
Dividends	138,102
Fund shares reacquired	111,286
Accrued fees to affiliates	99,050
Accrued trustees’ and officers’ fees and benefits	27,525
Accrued other operating expenses	35,462
Trustee deferred compensation and retirement plans	33,672
Total liabilities	21,860,097
Net assets applicable to shares outstanding	$244,661,969

Net assets consist of:
Shares of beneficial interest	$390,697,333

Distributable earnings (loss)	(146,035,364)

$244,661,969

Net Assets:
Class A	$186,263,626

Class C	$29,467,496
Class Y	$28,920,898
Class R6	$9,949

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	19,215,227
Class C	3,035,025

Class Y	2,980,144
Class R6	1,027
Class A:
Net asset value per share	$9.69
Maximum offering price per share (Net asset value of $9.69 ÷ 95.75%)	$10.12
Class C:
Net asset value and offering price per share	$9.71
Class Y:
Net asset value and offering price per share	$9.70
Class R6:
Net asset value and offering price per share	$9.69

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco New Jersey Municipal Fund

Statement of Operations

For the six months ended August 31, 2020

(Unaudited)

Investment income:
Interest	$5,555,325

Expenses:
Advisory fees	703,214

Administrative services fees	17,628

Custodian fees	710

Distribution fees:
Class A	225,893

Class C	140,838

Interest, facilities and maintenance fees	194,545

Transfer agent fees – A, C and Y	98,854

Transfer agent fees – R6	5

Trustees’ and officers’ fees and benefits	2,379

Registration and filing fees	49,978

Reports to shareholders	15,627

Professional services fees	31,625

Other	(15,412)

Total expenses	1,465,884

Less: Expenses reimbursed and/or expense offset arrangement(s)	(18,203)

Net expenses	1,447,681

Net investment income	4,107,644

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities (includes net gains from securities sold to affiliates of $ 41,115)	(1,064,481)

Change in net unrealized appreciation (depreciation) of investment securities	(11,573,658)

Net realized and unrealized gain (loss)	(12,638,139)

Net increase (decrease) in net assets resulting from operations	$(8,530,495)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco New Jersey Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2020, period ended February 29, 2020, and year ended July 31, 2019

(Unaudited)

	Six Months Ended August 31, 2020	Seven Months Ended February 29, 2020	Year Ended July 31, 2019

Operations:
Net investment income	$ 4,107,644	$ 4,869,017	$ 9,941,606

Net realized gain (loss)	(1,064,481)	336,834	(12,129,504)

Change in net unrealized appreciation (depreciation)	(11,573,658)	9,802,577	26,566,793

Net increase (decrease) in net assets resulting from operations	(8,530,495)	15,008,428	24,378,895

Distributions to shareholders from distributable earnings:
Class A	(5,028,063)	(3,212,851)	(4,598,763)

Class C	(742,166)	(483,762)	(1,478,183)

Class Y	(820,720)	(526,105)	(780,744)

Class R6	(292)	(190)	(60)

Total distributions from distributable earnings	(6,591,241)	(4,222,908)	(6,857,750)

Share transactions–net:
Class A	(239,372)	(2,036,929)	17,676,806

Class C	(3,860,984)	(4,913,864)	(37,356,560)

Class Y	(1,330,781)	2,452,957	4,762,512

Class R6	–	–	10,000

Net increase (decrease) in net assets resulting from share transactions	(5,431,137)	(4,497,836)	(14,907,242)

Net increase (decrease) in net assets	(20,552,873)	6,287,684	2,613,903

Net assets:
Beginning of period	265,214,842	258,927,158	256,313,255

End of period	$244,661,969	$265,214,842	$258,927,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco New Jersey Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/20	$10.27	$0.17	$(0.49)	$(0.32)	$(0.26)	$9.69	(2.97)%	$186,264	1.13	%(d)	1.15	%(d)	0.97	%(d)	3.43	%(d)	12%
Seven months ended 02/29/20	9.85	0.19	0.40	0.59	(0.17)	10.27	6.00	197,732	1.18	(e)	1.21	(e)	0.97	(e)	3.30	(e)	12
Year ended 07/31/19	9.19	0.39	0.54	0.93	(0.27)	9.85	10.29	191,704	1.36		1.37		1.00		4.08		17
Year ended 07/31/18	9.02	0.29	0.16	0.45	(0.28)	9.19	5.22	162,955	1.30		1.30		1.07		3.36		23
Year ended 07/31/17	9.70	0.38	(0.66)	(0.28)	(0.40)	9.02	(3.01)	207,958	1.09		1.09		0.90		4.05		9
Year ended 07/31/16	9.34	0.43	0.40	0.83	(0.47)	9.70	9.25	257,608	1.13		1.13		0.87		4.55		11
Year ended 07/31/15	9.67	0.48	(0.31)	0.17	(0.50)	9.34	1.64	263,873	1.17		1.17		0.87		4.89		7
Class C
Six months ended 08/31/20	10.28	0.13	(0.47)	(0.34)	(0.23)	9.71	(3.24)	29,467	1.78	(d)	1.80	(d)	1.62	(d)	2.78	(d)	12
Seven months ended 02/29/20	9.87	0.15	0.39	0.54	(0.13)	10.28	5.54	35,355	1.83	(e)	1.86	(e)	1.62	(e)	2.64	(e)	12
Year ended 07/31/19	9.20	0.32	0.56	0.88	(0.21)	9.87	9.66	38,798	2.02		2.02		1.66		3.42		17
Year ended 07/31/18	9.04	0.24	0.15	0.39	(0.23)	9.20	4.41	71,388	1.96		1.96		1.73		2.70		23
Year ended 07/31/17	9.71	0.31	(0.64)	(0.33)	(0.34)	9.04	(3.70)	97,517	1.81		1.81		1.62		3.36		9
Year ended 07/31/16	9.35	0.36	0.40	0.76	(0.40)	9.71	8.54	124,488	1.87		1.87		1.61		3.80		11
Year ended 07/31/15	9.68	0.40	(0.30)	0.10	(0.43)	9.35	0.87	131,468	1.92		1.92		1.62		4.06		7
Class Y
Six months ended 08/31/20	10.28	0.18	(0.48)	(0.30)	(0.28)	9.70	(2.83)	28,921	0.89	(d)	0.91	(d)	0.73	(d)	3.67	(d)	12
Seven months ended 02/29/20	9.87	0.21	0.38	0.59	(0.18)	10.28	6.04	32,117	0.94	(e)	0.97	(e)	0.73	(e)	3.54	(e)	12
Year ended 07/31/19	9.20	0.41	0.55	0.96	(0.29)	9.87	10.65	28,415	1.13		1.13		0.77		4.32		17
Year ended 07/31/18	9.04	0.32	0.14	0.46	(0.30)	9.20	5.35	21,970	1.06		1.06		0.83		3.61		23
Year ended 07/31/17	9.71	0.38	(0.63)	(0.25)	(0.42)	9.04	(2.83)	36,708	0.92		0.92		0.73		4.10		9
Year ended 07/31/16	9.35	0.44	0.40	0.84	(0.48)	9.71	9.51	28,817	0.97		0.97		0.71		4.66		11
Year ended 07/31/15	9.68	0.49	(0.30)	0.19	(0.52)	9.35	1.79	23,579	1.02		1.02		0.72		5.02		7
Class R6
Six months ended 08/31/20	10.27	0.18	(0.48)	(0.30)	(0.28)	9.69	(2.77)	10	0.79	(d)	0.92	(d)	0.63	(d)	3.77	(d)	12
Seven months ended 02/29/20	9.85	0.21	0.40	0.61	(0.19)	10.27	6.21	11	0.84	(e)	0.94	(e)	0.63	(e)	3.64	(e)	12
Period ended 07/31/19(f)	9.74	0.08	0.08	0.16	(0.05)	9.85	1.73	10	0.99	(e)	1.07	(e)	0.63	(e)	4.46	(e)	17

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $182,485, $31,042, $28,269 and $10 for Class A, Class C, Class Y and Class R6 shares, respectively.
(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco New Jersey Municipal Fund

Notes to Financial Statements

August 31, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco New Jersey Municipal Fund (the “Fund”), formerly Invesco Oppenheimer Rochester New Jersey Municipal Fund, is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature will change from ten years to eight years. The first conversion of Class C shares to Class A shares would occur at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date

15                         Invesco New Jersey Municipal Fund

purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

F.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations - The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

16                         Invesco New Jersey Municipal Fund

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Over $1 billion	0.350%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2020, the effective advisory fee rate incurred by the Fund was 0.58%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.97%, 1.62%, 0.73% and 0.63%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended August 31, 2020, the Adviser reimbursed class level expenses of $13,849, $2,958, $1,268, and $6 of Class A, Class C, Class Y and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 0.90% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the

17                     Invesco New Jersey Municipal Fund

Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2020, IDI advised the Fund that IDI retained $2,305 in front-end sales commissions from the sale of Class A shares and $1,119 and $2,721 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$–	$259,188,631	$–	$259,188,631

Other Investments - Assets
Investments Matured	–	255,927	–	255,927
Total Investments	$–	$259,444,558	$–	$259,444,558

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2020, the Fund engaged in securities sales of $577,554, which resulted in net realized gains of $41,115.

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $122.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances and Borrowings

The Fund has entered into a $2.5 billion revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Funds, and which will expire on February 25, 2021. The revolving credit and security agreement is secured by the assets of the Fund.

    During the six months ended August 31, 2020, the average daily balance of borrowing under the revolving credit and security agreement was $1,409,239 with a weighted interest rate of 1.12%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At August 31, 2020, the Fund had no borrowings outstanding under this agreement.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

18                         Invesco New Jersey Municipal Fund

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2020 were $15,530,000 and 1.37%, respectively.

The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 29, 2020, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$15,156,931	$135,207,836	$150,364,767

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2020 was $31,143,398 and $46,789,493, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$14,508,429

Aggregate unrealized (depreciation) of investments	(15,580,180)

Net unrealized appreciation (depreciation) of investments	$(1,071,751)

Cost of investments for tax purposes is $260,516,309.

NOTE 10–Share Information

	Summary of Share Activity
	Six months ended August 31, 2020(a)		Seven months ended February 29, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount
Sold:
Class A	588,880	$5,647,568	759,143	$7,603,419	4,714,727	$ 45,818,878
Class C	171,938	1,656,561	254,757	2,552,156	596,803	5,648,750
Class Y	321,040	3,083,784	566,765	5,685,995	1,464,606	13,864,517
Class R6(b)	-	-	-	-	1,027	10,000

Issued as reinvestment of dividends:
Class A	302,325	2,852,272	280,325	2,805,968	403,248	3,823,677
Class C	50,181	473,481	45,002	450,862	143,539	1,360,030
Class Y	65,261	616,441	52,092	522,206	79,490	754,862

Automatic conversion of Class C shares to Class A shares:
Class A	368,142	3,529,793	509,277	5,078,798	-	-
Class C	(367,606)	(3,529,793)	(508,737)	(5,078,798)	-	-

Reacquired:
Class A	(1,295,052)	(12,269,005)	(1,753,533)	(17,525,114)	(3,394,413)	(31,965,749)
Class C	(257,708)	(2,461,233)	(284,101)	(2,838,084)	(4,567,086)	(44,365,340)
Class Y	(528,858)	(5,031,006)	(376,228)	(3,755,244)	(1,051,885)	(9,856,867)
Net increase (decrease) in share activity	(581,457)	$(5,431,137)	(455,238)	$(4,497,836)	(1,609,944)	$(14,907,242)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date after the close of business on May 24, 2019.

19                         Invesco New Jersey Municipal Fund

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

    The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

20                     Invesco New Jersey Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(03/01/20)	(08/31/20)[1]	Period[2]	(08/31/20)	Period[2]	Ratio
Class A	$1,000.00	$970.30	$5.61	$1,019.51	$5.75	1.13%
Class C	1,000.00	967.60	8.83	1,016.23	9.05	1.78
Class Y	1,000.00	971.70	4.42	1,020.72	4.53	0.89
Class R6	1,000.00	972.30	3.93	1,021.22	4.02	0.79

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

21                     Invesco New Jersey Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco New Jersey Municipal Fund’s (formerly, Invesco Oppenheimer Rochester® New Jersey Municipal Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the

Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays Municipal Bond Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The

22                     Invesco New Jersey Municipal Fund

Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were each in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The

Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

23                         Invesco New Jersey Municipal Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	Invesco Distributors, Inc.	O-RONJM-SAR-1

Semiannual Report to Shareholders	August 31, 2020

Invesco Pennsylvania Municipal Fund
Effective September 30, 2020, Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund was renamed Invesco Pennsylvania Municipal Fund.
Nasdaq:
A: OPATX ∎ C: OPACX ∎ Y: OPAYX ∎ R6: IORPX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
17	Financial Statements
20	Financial Highlights
21	Notes to Financial Statements
27	Fund Expenses
28	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                     Invesco Pennsylvania Municipal Fund

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/29/20 to 8/31/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	–1.58%
Class C Shares	–2.00
Class Y Shares	–1.46
Class R6 Shares	–1.44
Bloomberg Barclays Municipal Bond Index▼	0.19
U.S. Consumer Price Index∎	0.48

Source(s): ▼RIMES Technologies Corp.; ∎Bloomberg L.P.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

    The U.S. Consumer Price Index is a measure of change in consumer prices as determined by the U.S. Bureau of Labor Statistics.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                     Invesco Pennsylvania Municipal Fund

Average Annual Total Returns
As of 8/31/20, including maximum applicable sales charges
Class A Shares
Inception (9/18/89)	5.56%
10 Years	4.84
5 Years	5.03
1 Year	–1.89
Class C Shares
Inception (8/29/95)	5.00%
10 Years	4.53
5 Years	5.23
1 Year	0.84
Class Y Shares
Inception (11/29/10)	5.99%
5 Years	6.20
1 Year	2.84
Class R6 Shares
10 Years	5.33%
5 Years	6.03
1 Year	2.88

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester Pennsylvania Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund (the Fund). Returns shown above, prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a

CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco Pennsylvania Municipal Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                     Invesco Pennsylvania Municipal Fund

Schedule of Investments

August 31, 2020

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.85%
Guam–0.44%
Guam (Territory of); Series 2011 A, RB	5.13%	01/01/2042	$785	$ 805,551
Guam (Territory of) Power Authority;
Series 2010 A, RB(a)(b)	5.50%	10/01/2020	410	411,775
Series 2012 A, Ref. RB (INS - AGM)(c)	5.00%	10/01/2023	185	200,251
Series 2012 A, Ref. RB (INS - AGM)(c)	5.00%	10/01/2024	235	254,301
Series 2012 A, Ref. RB (INS - AGM)(c)	5.00%	10/01/2030	420	450,068
Series 2012 A, Ref. RB	5.00%	10/01/2034	520	547,555
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2029	285	320,594
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(d)	5.75%	09/01/2031	700	723,765
				3,713,860

Northern Mariana Islands–0.24%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds	5.00%	10/01/2022	355	345,777
Northern Mariana Islands (Commonwealth of) Ports Authority;
Series 1998 A, RB(d)	6.25%	03/15/2028	970	917,485
Series 1998 A, RB(d)	6.60%	03/15/2028	730	706,377
				1,969,639

Pennsylvania–84.43%
Aliquippa School District; Series 2018, Ref. GO Bonds (INS - BAM)(c)	4.00%	12/01/2041	1,750	1,972,547
Allegheny (County of), PA;
Series 2016 C-76, GO Bonds(e)	5.00%	11/01/2041	2,820	3,443,812
Series 2016 C-76, GO Bonds	5.00%	11/01/2041	11,500	14,043,915
Series 2018 C-77, GO Bonds	5.00%	11/01/2043	4,960	6,179,019
Allegheny (County of), PA Higher Education Building Authority (Carlow University);
Series 2011, RB(a)	6.00%	11/01/2021	570	590,868
Series 2011, RB(a)(b)	6.75%	11/01/2021	1,125	1,208,959
Allegheny (County of), PA Higher Education Building Authority (Chatham University); Series 2012 A, RB	5.00%	09/01/2035	2,000	2,038,440
Allegheny (County of), PA Higher Education Building Authority (Duquesne University); Series 2011 A, RB(a)(b)	5.50%	03/01/2021	550	564,509
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University);
Series 1998 A, Ref. RB (INS - ACA)(c)	6.00%	05/01/2028	180	200,052
Series 2010 A, RB	5.50%	10/15/2030	2,250	2,257,177
Series 2010 A, RB	5.75%	10/15/2040	3,650	3,660,220
Series 2017, RB	5.00%	10/15/2037	615	650,406
Series 2017, RB	5.00%	10/15/2047	1,500	1,560,000
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	15,615	18,502,213
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (67% of 3 mo. USD LIBOR + 0.82%)(f)	0.99%	02/01/2037	750	730,643
Series 2019 A, Ref. RB	4.00%	07/15/2038	1,035	1,184,019
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - East);
Series 2010 C, RB	5.90%	08/15/2026	235	235,719
Series 2010 C, RB	6.38%	08/15/2035	1,200	1,203,216
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Montour); Series 2010 A, RB	6.75%	08/15/2035	680	682,020
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Sunrise); Series 2013, RB	6.00%	07/15/2038	1,500	1,583,820
Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB	5.60%	07/01/2023	9,085	8,176,500
Allegheny (County of), PA Residential Finance Authority (Allegheny Independence House Apartments); Series 2007 B, RB (CEP - GNMA)(d)	6.10%	01/20/2043	1,180	1,183,776
Allegheny (County of), PA Residential Finance Authority (Broadview Manor Apartments); Series 2007 A, RB (CEP - GNMA)(d)	5.95%	01/20/2043	1,515	1,518,727
Allegheny (County of), PA Residential Finance Authority (Versailles-Archer Apartments); Series 2007 C, RB (CEP - GNMA)(d)	6.16%	01/20/2043	1,520	1,524,940

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Allegheny (County of), PA Sanitary Authority; Series 2015, Ref. RB(e)	5.00%	12/01/2045	$2,120	$ 2,487,672
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(g)	5.00%	05/01/2042	615	646,101
Series 2018, RB(g)	5.38%	05/01/2042	4,000	4,195,520
Allentown City School District;
Series 2018 B, GO Bonds (INS - BAM)(c)	5.00%	06/01/2036	1,250	1,498,287
Series 2018 B, GO Bonds (INS - BAM)(c)	5.00%	06/01/2037	1,255	1,501,984
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2037	1,125	1,208,295
Series 2017 A, Ref. RB	5.00%	05/15/2042	500	531,230
Series 2017 A, Ref. RB	5.00%	05/15/2047	600	633,852
Series 2017 C, RB	5.00%	05/15/2047	475	501,800
Series 2017, RB	5.00%	05/15/2042	600	637,470
Berks (County of), PA Industrial Development Authority (Tower Health); Series 2017, Ref. RB	5.00%	11/01/2047	13,900	14,908,584
Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2040	1,000	1,023,010
Bethlehem (City of), PA;
Series 2011 A, Ref. GO Bonds(a)(b)	6.50%	06/01/2021	1,750	1,831,585
Series 2014, Ref. RB (INS - BAM)(c)	5.00%	11/15/2030	425	466,756
Series 2014, Ref. RB (INS - BAM)(c)	5.00%	11/15/2031	425	466,756
Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(c)	5.00%	08/01/2035	3,000	3,576,150
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	270	291,006
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB(a)(b)	5.38%	12/01/2021	1,100	1,169,014
Centre (County of), PA Hospital Authority (Mt. Nittany Medical Center);
Series 2011, RB(a)(b)	6.25%	11/15/2021	950	1,019,132
Series 2011, RB(a)(b)	7.00%	11/15/2021	2,000	2,162,020
Series 2016 A, Ref. RB	5.00%	11/15/2046	500	567,895
Cheltenham (Township of), PA;
Series 2018, GO Bonds(a)(b)	4.00%	07/01/2023	170	187,665
Series 2018, GO Bonds	4.00%	07/01/2048	2,660	2,782,546
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System); Series 2017 A, Ref. RB	5.00%	10/01/2052	2,000	2,362,240
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2019, Ref. RB	3.25%	12/01/2029	195	180,492
Series 2019, Ref. RB	4.00%	12/01/2039	305	264,151
Series 2019, Ref. RB	5.00%	12/01/2051	6,000	5,824,140
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2051	770	844,551
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	695	734,782
Chester (County of), PA Industrial Development Authority (Longwood Gardens);
Series 2019, RB	5.00%	12/01/2044	1,500	1,887,495
Series 2019, RB	4.00%	12/01/2049	1,500	1,722,330
Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School); Series 2014, RB	5.00%	10/01/2044	1,000	1,062,340
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania);
Series 2013 A, RB	5.00%	08/01/2035	1,000	1,024,360
Series 2013, RB	5.00%	08/01/2045	750	760,793
Clairton (City of), PA Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	1,000	1,075,920
Clarion (County of), PA Industrial Development Authority (Clarion University Foundation, Inc. Student Housing at Clarion University of Pennsylvania);
Series 2014 A, RB	5.00%	07/01/2034	2,310	2,559,526
Series 2014 A, RB	5.00%	07/01/2045	1,000	1,091,260
Series 2014, Ref. RB	5.00%	07/01/2024	1,220	1,398,010
Series 2014, Ref. RB	5.00%	07/01/2029	2,430	2,728,647
Series 2014, Ref. RB	5.00%	07/01/2033	3,500	3,883,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(c)(h)	0.00%	10/01/2034	$300	$ 178,068
Series 2020 A, GO Bonds (INS - BAM)(c)(h)	0.00%	10/01/2038	2,700	1,328,130
Series 2020 B, Ref. GO Bonds (INS - BAM)(c)(h)	0.00%	10/01/2033	500	310,460
Series 2020 B, Ref. GO Bonds (INS - BAM)(c)(h)	0.00%	10/01/2034	980	581,689
Series 2020 C, Ref. GO Bonds (INS - BAM)(c)(h)	0.00%	10/01/2033	640	397,389
Commonwealth Financing Authority;
Series 2018, RB(e)(i)	5.00%	06/01/2034	2,500	3,102,675
Series 2018, RB(e)(i)	5.00%	06/01/2035	500	618,775
Cumberland (County of), PA Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2012, Ref. RB	5.25%	01/01/2041	2,750	2,755,747
Cumberland (County of), PA Municipal Authority (Diakon Lutheran Ministries); Series 2015, Ref. RB	5.00%	01/01/2038	1,270	1,337,526
Cumberland (County of), PA Municipal Authority (Messiah Village);
Series 2018, Ref. RB	5.00%	07/01/2031	1,565	1,673,188
Series 2018, Ref. RB	5.00%	07/01/2035	3,210	3,390,209
Cumberland (County of), PA Municipal Authority (Penn State Health); Series 2019, RB	4.00%	11/01/2044	2,000	2,273,480
Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	905	1,003,518
Series 2019, Ref. RB	5.00%	05/01/2048	3,440	3,753,625
Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2034	510	598,123
Delaware (County of), PA Authority (Eastern University); Series 2012, RB	5.25%	10/01/2032	5,225	5,110,572
Delaware (County of), PA Authority (Elywn);
Series 2017, Ref. RB	5.00%	06/01/2027	500	532,595
Series 2017, Ref. RB	5.00%	06/01/2037	3,500	3,596,530
Delaware (County of), PA Authority (Mercy Health Corp.); Series 1993 A, RB(a)	5.38%	11/15/2023	45	46,662
Delaware (County of), PA Authority (Neumann University);
Series 2010, RB	5.00%	10/01/2025	1,150	1,150,391
Series 2010, RB	5.25%	10/01/2031	1,250	1,250,212
Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,429,375
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,292,830
Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	215	242,589
Delaware (County of), PA Industrial Development Authority (Mercy Health Corp. of Southeastern PA); Series 2016 A, RB(g)	5.13%	06/01/2046	1,980	2,015,818
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/2025	540	580,014
Series 2012, Ref. RB	5.00%	01/01/2027	535	570,556
Delaware Valley Regional Financial Authority; Series 2002, RB	5.75%	07/01/2032	1,000	1,426,340
Doylestown (City of), PA Hospital Authority; Series 2019 A, RB	4.00%	07/01/2045	250	263,763
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	650	759,272
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania);
Series 2013, RB	5.00%	07/01/2030	1,000	1,018,680
Series 2013, RB	5.00%	07/01/2035	1,750	1,774,762
Series 2014, RB	5.00%	07/01/2039	250	254,163
Series 2015, RB	5.00%	07/01/2030	820	845,108
Series 2015, RB	5.00%	07/01/2035	1,060	1,084,560
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	630	721,993
Series 2016, Ref. RB	5.00%	12/01/2039	370	411,359
Erie (City & County of), PA City Water Authority;
Series 2014, Ref. RB (INS - AGM)(c)	5.00%	12/01/2049	5,000	5,817,300
Series 2018 A, Ref. RB (INS - AGM)(c)	5.00%	12/01/2043	1,280	1,592,845
Erie (City of), PA Higher Education Building Authority (Gannon University);
Series 2010 A, RB	5.38%	05/01/2030	1,000	1,001,810
Series 2010 A, RB	5.50%	05/01/2040	2,565	2,568,668
Series 2013, RB	5.00%	05/01/2038	7,840	8,071,829

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2043	$475	$ 481,375
Series 2018, Ref. RB	5.00%	12/01/2053	700	703,234
Series 2019, RB	5.00%	12/01/2039	755	772,357
Series 2019, RB	5.00%	12/01/2054	3,000	3,011,850
Franklin Regional School District; Series 2019, GO Bonds	4.00%	05/01/2046	2,000	2,282,480
Fulton (County of), PA Industrial Development Authority (The Fulton County Medical Center); Series 2016, Ref. RB	5.00%	07/01/2040	1,515	1,547,376
Geisinger Authority (Geisinger Health System);
Series 2011 A-1, RB	5.13%	06/01/2041	500	512,775
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	2,190	2,587,397
Series 2017 XF0602, Revenue Ctfs.(e)	5.00%	02/15/2045	17,715	20,929,564
Series 2020, Ref. RB	4.00%	04/01/2050	5,000	5,714,900
General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	750	917,205
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities);
Series 2019, RB	5.00%	12/01/2044	1,850	2,099,139
Series 2019, RB	5.00%	12/01/2049	2,755	3,102,791
Lancaster (County of), PA Hospital Authority (Brethren Village); Series 2017, Ref. RB	5.13%	07/01/2037	1,135	1,184,384
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	625	641,394
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2035	210	232,189
Lancaster (County of), PA Hospital Authority (St. Annes Retirement Community, Inc.);
Series 2020, Ref. RB	5.00%	03/01/2040	625	646,419
Series 2020, Ref. RB	5.00%	03/01/2045	475	486,894
Series 2020, Ref. RB	5.00%	03/01/2050	625	638,013
Langhorne Manor (Borough of), PA Higher Education & Health Authority (Woods Services); Series 2013, RB	4.00%	11/15/2033	15	15,029
Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, RB	5.00%	07/01/2044	1,000	1,225,800
Series 2019, Ref. RB	4.00%	07/01/2049	2,500	2,783,400
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	825	842,102
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	5,336	5,345,366
Series 2014 B, RB(j)	7.50%	02/01/2044	2,920	1,248,379
Series 2014 C, RB(k)	0.00%	02/01/2044	3,238	809
Lycoming (County of), PA Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/2030	750	777,293
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	390	431,270
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.);
Series 2010, RB(a)(b)	6.50%	12/01/2021	300	323,214
Series 2017, Ref. RB	5.00%	12/01/2037	750	807,518
Series 2017, Ref. RB	5.00%	12/01/2047	1,000	1,063,610
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2048	4,270	5,056,406
Series 2019, Ref. RB	4.00%	09/01/2049	4,000	4,375,840
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2012, Ref. RB(a)(b)	5.00%	05/15/2022	900	972,108
Series 2020 C, RB	4.00%	11/15/2043	350	384,353
Series 2020 C, RB	5.00%	11/15/2045	675	799,544
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities. Inc.); Series 2016, Ref. RB	5.00%	11/15/2036	11,075	12,821,749
Montgomery (County of), PA Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. RB	5.25%	01/15/2045	850	895,730
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB(a)(b)	6.63%	12/01/2021	1,500	1,618,410
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2049	1,000	1,105,480

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Northampton (County of), PA General Purpose Authority (LaFayette College); Series 2017, Ref. RB	5.00%	11/01/2047	$6,135	$ 7,298,319
Northampton (County of), PA General Purpose Authority (Moravian College);
Series 2012, RB	5.00%	07/01/2031	2,860	2,953,779
Series 2016, Ref. RB	5.00%	10/01/2036	2,250	2,391,502
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	330	382,655
Series 2018 A, Ref. RB	4.00%	08/15/2048	8,430	9,184,569
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB(l)(m)	5.00%	12/31/2023	14,826	3,706,652
Series 2013, RB(l)(m)	5.00%	12/31/2023	4,517	1,129,300
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2012, RB	5.00%	07/01/2032	920	934,729
Series 2019, Ref. RB	5.00%	11/01/2039	500	519,715
Series 2019, Ref. RB	5.00%	11/01/2044	950	976,667
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	1,073,951
Northeastern Pennsylvania (State of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2044	1,000	1,082,960
Penn Hills School District; Series 2020, Ref. GO Bonds (INS - BAM)(c)	3.00%	10/01/2042	4,000	4,237,760
Pennsylvania (Commonwealth of);
First Series 2014, GO Bonds(e)	5.00%	06/15/2034	3,000	3,472,830
Series 2018 A, Ref. COP	4.00%	07/01/2046	540	608,656
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, RB	6.25%	01/01/2032	3,795	3,865,777
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	590	712,018
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. RB(d)	5.00%	11/01/2041	1,200	1,291,812
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System); Series 2013, RB	6.00%	07/01/2053	920	1,042,792
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(d)(g)	3.25%	08/01/2039	1,250	1,229,125
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Forum Place); Series 2012, RB(a)(b)	5.00%	03/01/2022	3,000	3,213,750
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(d)	5.50%	11/01/2044	635	652,513
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(d)	5.00%	12/31/2034	775	887,220
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(d)	5.00%	12/31/2038	460	521,415
Series 2015, RB(d)	5.00%	06/30/2042	8,500	9,540,655
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2020 A-1, RB	4.00%	04/15/2050	1,500	1,689,000
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/2042	1,070	1,071,017
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (AICUP Financing Program-Gwynedd-Mercy College); Series 2012 KK1, RB	5.38%	05/01/2042	1,300	1,342,419
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (AICUP Financing Program-St. Francis University);
Series 2011 JJ2, RB(a)(b)	6.00%	11/01/2021	1,750	1,867,075
Series 2011 JJ2, RB(a)(b)	6.25%	11/01/2021	2,250	2,407,072
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Holy Family University); Series 2013 A, RB	6.25%	09/01/2033	320	339,747
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University);
Series 2012, RB	5.00%	05/01/2029	2,650	2,742,114
Series 2012, RB	5.00%	05/01/2042	1,180	1,204,532
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Pennsylvania State University); Series 2002, RB	5.00%	03/01/2022	20	20,078

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Shippensburg University Services, Inc. Student Housing at Shippensburg University of Pennsylvania);
Series 2011, RB(a)(b)	6.00%	10/01/2021	$3,000	$ 3,179,610
Series 2011, RB(a)(b)	6.25%	10/01/2021	7,000	7,437,920
Series 2012, RB(a)(b)	5.00%	10/01/2022	1,400	1,537,914
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/2034	500	503,870
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB(a)(b)	5.00%	04/01/2022	570	612,870
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (The Foundation for Indiana University of Pennsylvania Student Housing at Indiana University of Pennsylvania); Series 2012 A, Ref. RB(a)(b)	5.00%	07/01/2022	750	812,423
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	1,070	1,219,832
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania); Series 2017, RB(e)	5.00%	08/15/2046	2,200	2,618,484
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2017 A, RB	5.00%	08/15/2042	1,075	1,297,471
Series 2019, RB	4.00%	08/15/2049	1,465	1,670,569
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Ursinus College); Series 2012 A, RB	5.00%	01/01/2029	1,000	1,025,720
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Widener College); Series 2014, Ref. RB	5.00%	07/15/2038	1,000	1,036,820
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2019-131 A, Ref. RB	3.10%	10/01/2044	2,500	2,648,500
Pennsylvania (Commonwealth of) Public School Building Authority (Harrisburg Area Community College); Series 2011, RB	5.00%	10/01/2031	5,000	5,127,600
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2012, RB(a)(b)	5.00%	04/01/2022	250	268,595
Series 2016 A, Ref. RB	5.00%	06/01/2027	3,750	4,613,775
Series 2016 A, Ref. RB (INS - AGM)(c)	5.00%	06/01/2032	8,795	10,632,188
Series 2016, Ref. RB	5.00%	06/01/2036	4,800	5,714,256
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 C, RB (INS - AGM)(c)	6.25%	06/01/2033	2,000	2,565,060
Series 2009 E, RB	6.38%	12/01/2038	11,435	14,741,888
Series 2014 A-1, RB	5.00%	12/01/2032	2,000	2,275,520
Series 2015 B, RB	5.00%	12/01/2030	500	594,780
Series 2015 B, RB	5.00%	12/01/2031	1,000	1,184,880
Series 2017 A, RB	5.50%	12/01/2042	5,000	6,020,500
Series 2017 A-1, RB	5.00%	12/01/2035	1,050	1,289,221
Series 2018 A-2, RB	5.00%	12/01/2043	535	651,560
Series 2018 A-2, RB	5.00%	12/01/2048	6,000	7,237,860
Series 2018 B, RB	5.25%	12/01/2048	630	771,769
Series 2019 A, RB	5.00%	12/01/2044	1,000	1,230,720
Series 2019 A, RB (INS - AGM)(c)	4.00%	12/01/2049	3,800	4,297,002
Subseries 2010 A-2, RB(a)(b)	5.50%	12/01/2020	1,080	1,094,191
Subseries 2010 A-2, Ref. RB(a)(b)	5.50%	12/01/2020	4,920	4,985,288
Subseries 2010 B-2, RB(a)(b)	5.00%	12/01/2020	360	364,288
Subseries 2010 B-2, RB(a)(b)	5.13%	12/01/2020	500	506,170
Subseries 2010 B-2, RB(a)(b)	6.00%	12/01/2020	4,000	4,057,646
Subseries 2010 B-2, Ref. RB(a)(b)	5.00%	12/01/2020	265	268,188
Subseries 2017 B-1, RB	5.25%	06/01/2047	1,000	1,177,410
Pennsylvania State University;
Series 2016 A, RB	5.00%	09/01/2041	1,430	1,707,263
Series 2017 A, RB	5.00%	09/01/2047	2,500	3,034,800
Series 2019 A, RB	5.00%	09/01/2044	1,330	1,695,963

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA;
Ninth Series 2010, RB	5.25%	08/01/2040	$610	$ 612,391
Series 2010 A, RB	5.25%	06/15/2030	125	125,950
Series 2010 D, Ref. RB(d)	5.25%	06/15/2024	4,840	4,876,784
Series 2017 A, RB	5.00%	10/01/2052	1,895	2,292,059
Series 2017 A, RB(e)(i)	5.25%	10/01/2052	2,070	2,537,944
Series 2017 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	08/01/2035	3,500	4,321,765
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	700	849,100
Series 2017 B, Ref. RB(d)	5.00%	07/01/2047	19,700	22,656,970
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	1,000	1,198,280
Series 2018 A, RB	5.00%	10/01/2053	7,000	8,576,540
Series 2019 B, GO Bonds	5.00%	02/01/2039	300	375,231
Series 2019 B, RB	5.00%	11/01/2049	4,635	5,775,256
Series 2019 B, RB	5.00%	11/01/2054	11,030	13,702,348
Philadelphia (City of), PA (Philadelphia Gas Works Co.); Series 2017 15, Ref. RB	5.00%	08/01/2047	3,620	4,144,610
Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	840	1,011,058
Philadelphia (City of), PA Authority for Industrial Development (Global Leadership Academy Charter School); Series 2010, RB	5.75%	11/15/2030	1,000	1,004,100
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West);
Series 2019, RB	4.00%	06/15/2029	350	357,207
Series 2019, RB	5.00%	06/15/2039	500	516,285
Series 2019, RB	5.00%	06/15/2050	350	356,587
Philadelphia (City of), PA Authority for Industrial Development (International Apartments at Temple University);
Series 2010 A, IDR	5.38%	06/15/2030	2,040	2,043,386
Series 2010 A, IDR	5.63%	06/15/2042	4,000	4,005,160
Philadelphia (City of), PA Authority for Industrial Development (PresbyHomes Germantown/ Morrisville); Series 2005 A, RB	5.63%	07/01/2035	2,630	2,630,736
Philadelphia (City of), PA Authority for Industrial Development (Richard Allen Preparatory Charter School); Series 2006, RB	6.25%	05/01/2033	1,640	1,494,007
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2020 A, Ref. RB	4.00%	11/01/2045	1,900	2,121,673
Philadelphia (City of), PA Authority for Industrial Development (Tacony Academy Charter School);
Series 2013 A-1, RB	6.75%	06/15/2033	2,000	2,166,560
Series 2013 A-1, RB	7.00%	06/15/2043	3,090	3,331,020
Philadelphia (City of), PA Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	530	599,213
Philadelphia (City of), PA Authority for Industrial Development (The Childrens Hospital of Philadelphia); Series 2014 A, RB(e)	5.00%	07/01/2042	1,500	1,681,965
Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments); Series 2017, RB	5.00%	12/01/2058	4,165	4,745,476
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	997,300
Series 2017, Ref. RB	5.00%	07/01/2049	500	489,500
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2012 A, RB	5.63%	07/01/2042	1,000	1,055,280
Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,152,970
Philadelphia (City of), PA Housing Authority;
Series 2002 A, RB (INS - AGM)(c)	5.00%	12/01/2021	250	250,978
Series 2017, RB	5.00%	05/01/2039	1,300	1,533,766
Series 2017, RB	5.00%	05/01/2042	2,415	2,830,573
Series 2017, RB	5.00%	05/01/2047	3,335	3,882,440
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB(a)(b)	6.13%	03/15/2023	3,085	3,522,607
Philadelphia (City of), PA Industrial Development Authority (Discovery Charter School);
Series 2012, RB	5.88%	04/01/2032	450	460,422
Series 2012, RB	6.25%	04/01/2042	1,500	1,531,050

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	$875	$ 985,959
Philadelphia (City of), PA Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/2040	500	502,210
Philadelphia (City of), PA Industrial Development Authority (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	640	660,390
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,646,025
Philadelphia (City of), PA Industrial Development Authority (New Foundations Charter School); Series 2012, RB(a)(b)	6.63%	12/15/2022	750	855,578
Philadelphia (City of), PA Industrial Development Authority (Performing Arts Charter School); Series 2013, RB(g)	6.50%	06/15/2033	945	947,249
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	13,365	15,426,952
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB(g)	5.00%	03/15/2045	540	550,514
Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS - AMBAC)(c)	5.25%	02/15/2029	25	25,102
Philadelphia School District;
Series 2007 A, Ref. GO Bonds (INS - NATL)(c)	5.00%	06/01/2025	535	641,583
Series 2016 F, Ref. GO Bonds	5.00%	09/01/2028	10,000	12,280,800
Series 2016 F, Ref. GO Bonds	5.00%	09/01/2029	10,000	12,228,700
Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,206,120
Series 2019 A, GO Bonds	5.00%	09/01/2044	1,000	1,224,650
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority; Series 2010, Ref. RB (INS - AGM)(c)	5.00%	02/01/2035	1,225	1,227,315
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. RB (INS - AGM)(c)	5.00%	02/01/2031	1,000	1,002,120
Pittsburgh (City of), PA Urban Redevelopment Authority (Marian Plaza); Series 2007, RB (CEP - GNMA)(d)	6.13%	01/20/2043	2,590	2,595,957
Pittsburgh (City of), PA Water & Sewer Authority;
Series 2013 A, Ref. RB	5.00%	09/01/2031	500	564,710
Series 2019 A, RB (INS - AGM)(c)	5.00%	09/01/2044	1,200	1,504,020
Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,689,440
Reading (City of), PA Housing Authority;
Series 2010, RB	5.63%	06/01/2042	900	905,472
Series 2010, RB ( CEP - GNMA)	5.88%	06/01/2052	2,895	2,913,181
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(c)	5.00%	03/01/2037	1,500	1,798,590
Series 2017, Ref. GO Bonds (INS - AGM)(c)	5.00%	03/01/2038	1,500	1,789,185
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(c)	5.00%	12/01/2034	820	1,008,584
Series 2017 E, Ref. GO Bonds (INS - BAM)(c)	5.00%	12/01/2035	750	919,148
Southcentral Pennsylvania General Authority (Hanover Hospital, Inc.); Series 2015, Ref. RB	5.00%	12/01/2029	1,000	1,177,650
State Public School Building Authority (Harrisburg School District); Series 2016 A, Ref. RB (INS - AGM)(c)	5.00%	12/01/2030	1,055	1,288,049
State Public School Building Authority (Philadelphia School District); Series 2012, RB(a)(b)	5.00%	04/01/2022	2,780	2,986,776
Susquehanna Area Regional Airport Authority;
Series 2012 A, RB(d)	5.00%	01/01/2027	1,185	1,232,673
Series 2017, Ref. RB(d)	5.00%	01/01/2038	1,350	1,434,834
Union (County of), PA Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. RB(a)(b)	7.00%	08/01/2021	1,000	1,060,620
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	500	519,105
West Shore Area Authority (Holy Spirit Hospital of the Sisters of Christian Charity);
Series 2011 B, RB(a)(b)	5.63%	01/01/2022	2,000	2,143,260
Series 2011, RB(a)(b)	6.50%	01/01/2021	1,835	1,873,058
Westmoreland (County of), PA Municipal Authority; Series 2016, Ref. RB (INS - BAM)(c)	5.00%	08/15/2038	2,000	2,369,720
Wilkes-Barre (City of), PA Finance Authority (University of Scranton); Series 2010, RB(a)(b)	5.00%	11/01/2020	850	855,729
Wilkes-Barre Area School District;
Series 2016 B, GO Bonds (INS - BAM)(c)	5.00%	08/01/2034	2,600	3,148,158
Series 2016 B, GO Bonds (INS - BAM)(c)	5.00%	08/01/2036	2,125	2,546,642
				709,569,972

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                     Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–15.68%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	$155	$ 155,955
Series 2002, RB	5.50%	05/15/2039	17,000	17,104,720
Series 2005 A, RB(h)	0.00%	05/15/2050	53,320	7,979,338
Series 2008 A, RB(h)	0.00%	05/15/2057	451,500	28,963,725
Puerto Rico (Commonwealth of);
Series 2001, GO Bonds (INS - AGM)(c)	5.13%	07/01/2030	7,405	7,456,613
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(c)	6.00%	07/01/2027	15	15,390
Series 2004 A, GO Bonds(k)	5.00%	07/01/2029	2,185	1,554,081
Series 2009 B, Ref. GO Bonds(k)	6.50%	07/01/2037	1,000	723,750
Series 2009 B, Ref. GO Bonds(k)	5.75%	07/01/2038	120	85,050
Series 2009 B, Ref. GO Bonds(k)	6.00%	07/01/2039	50	35,938
Series 2009 C, Ref. GO Bonds(k)	6.00%	07/01/2039	9,745	6,858,044
Series 2011 A, GO Bonds(k)	5.75%	07/01/2041	3,000	1,976,250
Series 2011 A, Ref. GO Bonds(k)	6.00%	07/01/2028	790	555,962
Series 2011 C, Ref. GO Bonds(k)	5.75%	07/01/2036	9,000	5,906,250
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	1,400	1,494,444
Series 2012 A, RB	5.25%	07/01/2029	810	841,387
Series 2012 A, RB	5.13%	07/01/2037	3,000	3,086,250
Series 2012 A, RB	5.75%	07/01/2037	1,460	1,520,225
Series 2012 A, RB	6.00%	07/01/2047	1,005	1,048,969
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 SS, Ref. RB (INS - NATL)(c)	5.00%	07/01/2025	6,000	6,048,960
Series 2007 TT, RB(k)	5.00%	07/01/2032	1,450	1,000,500
Series 2010 AAA-RSA-1, RB(k)	5.25%	07/01/2024	1,435	991,944
Series 2010 XX, RB(k)	5.25%	07/02/2040	2,445	1,690,106
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB(k)	5.00%	07/01/2038	10	4,425
Series 2002 D, RB (INS - AGM)(c)	5.00%	07/01/2032	965	971,079
Series 2003 AA-2, Ref. RB(k)	5.30%	07/02/2035	1,000	880,000
Series 2003 H, Ref. RB(k)	5.00%	07/01/2028	325	143,812
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System);
Series 2006, RB	5.00%	03/01/2036	1,250	1,203,750
Series 2012, Ref. RB	5.13%	04/01/2032	125	123,628
Series 2012, Ref. RB	5.38%	04/01/2042	185	182,066
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 B, RB(k)	5.00%	07/01/2041	270	29,363
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB(k)	6.50%	10/01/2037	1,400	423,500
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2002 D, RB(k)	5.25%	07/01/2036	1,015	781,550
Series 2007 M, Ref. RB(b)(k)	10.00%	07/01/2034	3,000	2,475,000
Series 2007 M-2, Ref. RB (INS - AMBAC)(c)	10.00%	07/01/2035	1,000	1,061,590
Series 2009 P, Ref. RB(k)	6.50%	07/01/2030	1,500	1,205,625
Series 2009 P, Ref. RB(k)	6.75%	07/01/2036	1,000	807,500
Series 2011 S, RB(k)	6.00%	07/01/2041	2,070	1,617,187
Puerto Rico Public Finance Corp.; Series 2011 B, RB(k)	5.50%	08/01/2031	5,725	105,340
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2031	716	527,721
Series 2018 A-1, RB(h)	0.00%	07/01/2033	5,940	4,026,310
Series 2018 A-1, RB	4.50%	07/01/2034	590	624,444
Series 2018 A-1, RB(h)	0.00%	07/01/2046	7,662	2,197,998
Series 2018 A-1, RB(h)	0.00%	07/01/2051	6,242	1,290,346
Series 2018 A-1, RB	4.75%	07/01/2053	2,190	2,301,778
Series 2018 A-1, RB	5.00%	07/01/2058	5,537	5,911,855
Series 2019 A-2, RB	4.54%	07/01/2053	91	94,346
Series 2019 A-2, RB	4.78%	07/01/2058	1,216	1,280,825

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                     Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	$3,235	$ 3,170,300
Series 2006 Q, RB	5.00%	06/01/2030	1,300	1,274,000
				131,809,189

Virgin Islands–1.06%
Tobacco Settlement Financing Corp.;
Series 2001, RB	5.00%	05/15/2031	970	972,008
Series 2006, RB(h)	0.00%	05/15/2035	13,345	4,613,504
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB(d)	5.00%	09/01/2029	575	558,469
Virgin Islands (Government of) Public Finance Authority; Series 2014 C, Ref. RB	5.00%	10/01/2039	2,500	2,263,675
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025	500	495,295
				8,902,951
TOTAL INVESTMENTS IN SECURITIES(n) –101.85% (Cost $829,663,797)				855,965,611
FLOATING RATE NOTE OBLIGATIONS–(2.77)%
Notes with interest and fee rates ranging from 0.61% to 0.71% at 08/31/2020 and contractual maturities of collateral ranging from 06/01/2034 to 10/01/2052 (See Note 1J)(o)				(23,295,000)
BORROWINGS–(0.26)%				(2,200,000)
OTHER ASSETS LESS LIABILITIES–1.18%				9,941,671
NET ASSETS –100.00%				$ 840,412,282

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                     Invesco Pennsylvania Municipal Fund

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Security subject to the alternative minimum tax.
(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $9,584,327, which represented 1.14% of the Fund’s Net Assets.

(h)	Zero coupon bond issued at a discount.
(i)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $3,380,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2020 was $29,851,986, which represented 3.55% of the Fund’s Net Assets.

(l)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.64%

(o)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2020. At August 31, 2020, the Fund’s investments with a value of $40,893,721 are held by TOB Trusts and serve as collateral for the $23,295,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2020

Revenue Bonds	79.4%
General Obligation Bonds	13.8
Pre-Refunded Bonds	6.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                     Invesco Pennsylvania Municipal Fund

Statement of Assets and Liabilities

August 31, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $829,663,797)	$855,965,611
Cash	215,067
Receivable for:
Fund shares sold	446,253
Interest	9,836,923
Investments matured, at value (Cost $1,316,308)	994,606
Investment for trustee deferred compensation and retirement plans	110,342
Other assets	59,314
Total assets	867,628,116

Liabilities:
Floating rate note obligations	23,295,000
Payable for:
Borrowings	2,200,000
Dividends	486,065
Fund shares reacquired	605,848
Accrued fees to affiliates	355,625
Accrued trustees’ and officers’ fees and benefits	43,758
Accrued other operating expenses	115,243
Trustee deferred compensation and retirement plans	114,295
Total liabilities	27,215,834
Net assets applicable to shares outstanding	$840,412,282

Net assets consist of:
Shares of beneficial interest	$929,467,489
Distributable earnings (loss)	(89,055,207)
$840,412,282

Net Assets:
Class A	$636,713,095
Class C	$108,348,316
Class Y	$94,575,082
Class R6	$775,789

Common shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	56,330,905
Class C	9,618,438
Class Y	8,361,501
Class R6	68,669
Class A:
Net asset value per share	$11.30
Maximum offering price per share
(Net asset value of $11.30 ÷ 95.75%)	$11.80
Class C:
Net asset value and offering price per share	$11.26
Class Y:
Net asset value and offering price per share	$11.31
Class R6:
Net asset value and offering price per share	$11.30

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                     Invesco Pennsylvania Municipal Fund

Statement of Operations

For the six months ended August 31, 2020

(Unaudited)

Investment income:
Interest	$16,763,300

Expenses:
Advisory fees	1,830,361

Administrative services fees	55,710

Custodian fees	2,537

Distribution fees:

Class A	695,043

Class C	515,100

Interest, facilities and maintenance fees	430,884

Transfer agent fees – A, C and Y	308,186

Transfer agent fees – R6	153

Trustees’ and officers’ fees and benefits	242

Registration and filing fees	50,538

Reports to shareholders	19,660

Professional services fees	32,218

Other	2,283

Total expenses	3,942,915

Less: Expense offset arrangement(s)	(431)

Net expenses	3,942,484

Net investment income	12,820,816

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities (includes net gains from securities sold to affiliates of $ 60,399)	(1,125,933)

Change in net unrealized appreciation (depreciation) of investment securities	(17,281,208)

Net realized and unrealized gain (loss)	(18,407,141)

Net increase (decrease) in net assets resulting from operations	$(5,586,325)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                     Invesco Pennsylvania Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2020, period ended February 29, 2020, and the year ended July 31, 2019

(Unaudited)

	Six Months Ended August 31, 2020	Seven Months Ended February 29, 2020	Year Ended July 31, 2019

Operations:
Net investment income	$12,820,816	$14,061,452	$26,830,533

Net realized gain (loss)	(1,125,933)	490,923	(34,584,554)

Change in net unrealized appreciation (depreciation)	(17,281,208)	29,025,991	76,354,420

Net increase (decrease) in net assets resulting from operations	(5,586,325)	43,578,366	68,600,399

Distributions to shareholders from distributable earnings:
Class A	(9,730,273)	(9,689,778)	(14,650,196)

Class C	(1,455,588)	(1,632,128)	(4,303,794)

Class Y	(1,571,943)	(1,563,782)	(2,165,871)

Class R6	(13,576)	(5,994)	(68)

Total distributions from distributable earnings	(12,771,380)	(12,891,682)	(21,119,929)

Share transactions–net:
Class A	114,439,327	13,489,503	44,220,407

Class C	1,454,388	(4,523,338)	(63,117,124)

Class Y	12,955,880	8,818,928	17,376,645

Class R6	64,020	697,458	10,000

Net increase (decrease) in net assets resulting from share transactions	128,913,615	18,482,551	(1,510,072)

Net increase in net assets	110,555,910	49,169,235	45,970,398

Net assets:
Beginning of period	729,856,372	680,687,137	634,716,739

End of period	$840,412,282	$729,856,372	$680,687,137

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                     Invesco Pennsylvania Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/20	$11.68	$0.19	$(0.38)	$(0.19)	$(0.19)	$11.30	(1.58	)%(d)	$636,713	0.95	%(d)(e)	0.95	%(d)(e)	0.84	%(d)(e)	3.40	%(d)(e)	7%
Seven months ended 02/29/20	11.19	0.23	0.47	0.70	(0.21)	11.68	6.36		534,700	0.88	(f)	1.03	(f)	0.88	(f)	3.54	(f)	6
Year ended 07/31/19	10.40	0.46	0.69	1.15	(0.36)	11.19	11.32		498,743	0.91		1.19		0.91		4.30		21
Year ended 07/31/18	10.44	0.41	(0.03)	0.38	(0.42)	10.40	3.84		423,210	0.97		1.18		0.97		4.09		13
Year ended 07/31/17	10.67	0.47	(0.16)	0.31	(0.54)	10.44	2.96		500,340	0.83		1.00		0.83		4.50		20
Year ended 07/31/16	10.49	0.59	0.20	0.79	(0.61)	10.67	7.84		526,247	0.80		0.97		0.80		5.59		6
Year ended 07/31/15	10.38	0.63	0.09	0.72	(0.61)	10.49	6.98		552,146	0.77		0.95		0.77		5.93		12
Class C
Six months ended 08/31/20	11.65	0.15	(0.39)	(0.24)	(0.15)	11.26	(2.00	)(d)	108,348	1.68	(d)(e)	1.68	(d)(e)	1.57	(d)(e)	2.67	(d)(e)	7
Seven months ended 02/29/20	11.15	0.19	0.48	0.67	(0.17)	11.65	6.07		110,395	1.54	(f)	1.69	(f)	1.54	(f)	2.88	(f)	6
Year ended 07/31/19	10.37	0.39	0.68	1.07	(0.29)	11.15	10.52		110,166	1.57		1.85		1.57		3.64		21
Year ended 07/31/18	10.42	0.34	(0.04)	0.30	(0.35)	10.37	3.07		161,664	1.62		1.83		1.62		3.43		13
Year ended 07/31/17	10.64	0.40	(0.15)	0.25	(0.47)	10.42	2.23		199,497	1.56		1.73		1.56		3.79		20
Year ended 07/31/16	10.47	0.51	0.19	0.70	(0.53)	10.64	7.06		220,769	1.55		1.72		1.55		4.84		6
Year ended 07/31/15	10.36	0.55	0.09	0.64	(0.53)	10.47	6.19		226,296	1.52		1.70		1.52		5.17		12
Class Y
Six months ended 08/31/20	11.69	0.20	(0.38)	(0.18)	(0.20)	11.31	(1.46)		94,575	0.71	(e)	0.71	(e)	0.60	(e)	3.64	(e)	7
Seven months ended 02/29/20	11.19	0.25	0.48	0.73	(0.23)	11.69	6.60		84,030	0.64	(f)	0.79	(f)	0.64	(f)	3.78	(f)	6
Year ended 07/31/19	10.40	0.49	0.69	1.18	(0.39)	11.19	11.58		71,769	0.67		0.95		0.67		4.54		21
Year ended 07/31/18	10.45	0.44	(0.05)	0.39	(0.44)	10.40	3.98		49,843	0.72		0.93		0.72		4.33		13
Year ended 07/31/17	10.68	0.47	(0.14)	0.33	(0.56)	10.45	3.14		54,584	0.65		0.82		0.65		4.53		20
Year ended 07/31/16	10.50	0.60	0.20	0.80	(0.62)	10.68	7.99		30,357	0.65		0.82		0.65		5.73		6
Year ended 07/31/15	10.38	0.65	0.10	0.75	(0.63)	10.50	7.23		29,137	0.62		0.80		0.62		6.07		12
Class R6
Six months ended 08/31/20	11.68	0.21	(0.39)	(0.18)	(0.20)	11.30	(1.44)		776	0.67	(e)	0.67	(e)	0.56	(e)	3.68	(e)	7
Seven months ended 02/29/20	11.18	0.25	0.48	0.73	(0.23)	11.68	6.63		732	0.62	(f)	0.77	(f)	0.62	(f)	3.83	(f)	6
Period ended 07/31/19(g)	11.05	0.10	0.10	0.20	(0.07)	11.18	1.86		10	0.62	(f)	0.90	(f)	0.62	(f)	4.59	(f)	21

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended August 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $134,448,765 in connection with the acquisition of Invesco Pennsylvania Tax Free Fund into the Fund.

(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for Class A and 0.97% for Class C for the six months ended August 31, 2020.

(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $571,446, $105,599, $86,070 and $735 for Class A, Class C, Class Y and Class R6 shares, respectively.
(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                     Invesco Pennsylvania Municipal Fund

Notes to Financial Statements

August 31, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Pennsylvania Municipal Fund (the “Fund”), formerly Invesco Oppenheimer Rochester Pennsylvania Municipal Fund, is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature will change from ten years to eight years. The first conversion of Class C shares to Class A shares would occur at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date

21                     Invesco Pennsylvania Municipal Fund

purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
F.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

I.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

J.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

K.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB

22                     Invesco Pennsylvania Municipal Fund

Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

M.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $500 million	0.510%

Next $250 million	0.410%

Next $250 million	0.400%

Next $1 billion	0.380%

Next $3 billion	0.345%

Over $5 billion	0.330%

Prior to May 15, 2020, the Fund accrued daily and paid monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

Up to $200 million	0.600%

Next $100 million	0.550%

Next $200 million	0.500%

Next $250 million	0.450%

Next $250 million	0.400%

Next $4 billion	0.350%

Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2020, the effective advisory fee rate incurred by the Fund was 0.48%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.98%, 1.62%, 0.72% and 0.62%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to

23                     Invesco Pennsylvania Municipal Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 0.90% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2020, IDI advised the Fund that IDI retained $21,109 in front-end sales commissions from the sale of Class A shares and $1,705 and $1,266 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$851,129,659	$4,835,952	$855,965,611

Other Investments - Assets

Investments Matured	–	994,606	–	994,606

Total Investments	$–	$852,124,265	$4,835,952	$856,960,217

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2020, the Fund engaged in securities sales of $848,609, which resulted in net realized gains of $60,399.

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $431.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund has entered into a $2.5 billion revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Funds, and which will expire on February 25, 2021. The revolving credit and security agreement is secured by the assets of the Fund.

24                     Invesco Pennsylvania Municipal Fund

During the six months ended August 31, 2020, the average daily balance of borrowing under the revolving credit and security agreement was $2,445,652 with a weighted interest rate of 0.37%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2020 were $24,590,714 and 1.66%, respectively.

The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 29, 2020, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$7,959,887	$120,418,506	$128,378,393

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2020 was $49,628,049 and $62,839,677, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$61,748,330

Aggregate unrealized (depreciation) of investments	(34,227,080)

Net unrealized appreciation of investments	$27,521,250

Cost of investments for tax purposes is $829,438,967.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Seven months ended		Year ended
	August 31, 2020(a)		February 29, 2020		July 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	2,378,016	$26,323,218	2,531,453	$28,736,146	8,440,089	$92,835,347

Class C	703,602	7,839,294	1,110,562	12,538,251	1,288,613	13,745,931

Class Y	1,027,908	11,476,648	1,272,564	14,430,706	2,576,054	27,505,316

Class R6(b)	–	–	63,861	720,330	905	10,000

Issued as reinvestment of dividends:
Class A	504,880	5,567,526	751,494	8,545,463	1,163,062	12,457,740

Class C	77,634	851,698	134,060	1,519,816	372,761	3,972,929

Class Y	83,701	923,372	132,257	1,505,176	188,318	2,022,099

Class R6(b)	736	8,102	478	5,489	–	–

Automatic conversion of Class C shares to Class A shares:
Class A	671,200	7,477,474	986,066	11,169,106	–	–

Class C	(673,119)	(7,477,474)	(989,372)	(11,169,106)	–	–

25                     Invesco Pennsylvania Municipal Fund

	Summary of Share Activity

	Six months ended		Seven months ended		Year ended
	August 31, 2020(a)		February 29, 2020		July 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Issued in connection with acquisitions:(c)
Class A	10,930,875	$118,411,672	–	$–	–	$–

Class C	726,971	7,851,112	–	–	–	–

Class Y	1,100,157	11,924,713	–	–	–	–

Class R6	7,821	84,676	–	–	–	–

Reacquired:
Class A	(3,922,630)	(43,340,563)	(3,085,674)	(34,961,212)	(5,718,182)	(61,072,680)

Class C	(695,019)	(7,610,242)	(654,611)	(7,412,299)	(7,373,461)	(80,835,984)

Class Y	(1,038,634)	(11,368,853)	(628,378)	(7,116,954)	(1,143,062)	(12,150,770)

Class R6(b)	(2,607)	(28,758)	(2,525)	(28,361)	–	–

Net increase (decrease) in share activity	11,881,492	$128,913,615	1,622,235	$18,482,551	(204,903)	$(1,510,072)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date after the close of business on May 24, 2019.
(c)

After the close of business on May 15, 2020, the Fund acquired all the net assets of Invesco Pennsylvania Tax Free Income Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 12,765,824 shares of the Fund for 8,851,572 shares outstanding of the Target Fund as of the close of business on May 15, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 15, 2020. The Target Fund’s net assets as of the close of business on May 15, 2020 of $138,272,173, including $1,207,530 of unrealized appreciation, were combined with those of the Fund.

The net assets of the Fund immediately before the acquisition were $663,848,942 and $802,121,115 immediately after the acquisition.

    The pro forma results of operations for the six months ended August 31, 2020 assuming the reorganization had been completed on March 1, 2020, the beginning of the semi-annual reporting period are as follows:

Net investment income	$13,737,388

Net realized/unrealized gains	(30,396,286)

Change in net assets resulting from operations	$(16,658,898)

    As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 16, 2020.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

    The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

26                     Invesco Pennsylvania Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$984.20	$4.75	$1,020.42	$4.84	0.95%
Class C	1,000.00	980.00	8.38	1,016.74	8.54	1.68
Class Y	1,000.00	985.40	3.55	1,021.63	3.62	0.71
Class R6	1,000.00	985.60	3.35	1,021.83	3.41	0.67

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

27                     Invesco Pennsylvania Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Pennsylvania Municipal Fund’s (formerly, Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the

Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays Municipal Bond Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020 and that the Broadridge materials did not reflect this reduced contractual management fee schedule. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes

28                     Invesco Pennsylvania Municipal Fund

using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were each in the fifth quintile, respectively, of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses. The Board also discussed with management any impact that the reduction of the Fund’s contractual management fee schedule effective May 2020 would have on the Fund’s actual and contractual management fees and total expense ratio peer group ranking

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

29                     Invesco Pennsylvania Municipal Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents. With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROPAM-SAR-1

Semiannual Report to Shareholders	August 31, 2020

Invesco Rochester® AMT-Free New York Municipal Fund

Effective September 30, 2020, Invesco Oppenheimer Rochester® AMT-Free New York

Municipal Fund was renamed Invesco Rochester® AMT-Free New York Municipal Fund.

Nasdaq: A: OPNYX ∎ C: ONYCX ∎ Y: ONYYX ∎ R6: IORNX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
17	Financial Statements
20	Financial Highlights
21	Notes to Financial Statements
27	Fund Expenses
28	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services

Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

     In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2	Invesco Rochester® AMT-Free New York Municipal Fund

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/29/20 to 8/31/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.71%
Class C Shares	-4.16
Class Y Shares	-3.67
Class R6 Shares	-3.47
Bloomberg Barclays Municipal Bond Index▼	0.19
U.S. Consumer Price Index∎	0.48

Source(s): ▼RIMES Technologies Corp; ∎Bloomberg L.P.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

  The U.S. Consumer Price Index is a measure of change in consumer prices as determined by the U.S. Bureau of Labor Statistics.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3	Invesco Rochester® AMT-Free New York Municipal Fund

Average Annual Total Returns
As of 8/31/20, including maximum applicable sales charges

Class A Shares
Inception (8/16/84)	6.27%
10 Years	4.20
5 Years	4.14
1 Year	-4.19

Class C Shares
Inception (8/29/95)	4.69%
10 Years	3.85
5 Years	4.25
1 Year	-1.66

Class Y Shares
Inception (1/31/11)	6.29%
5 Years	5.29
1 Year	0.31

Class R6 Shares
10 Years	4.70%
5 Years	5.15
1 Year	0.48

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester AMT-Free New York Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund (the Fund). Returns shown above, prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a

CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4	Invesco Rochester® AMT-Free New York Municipal Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing

HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5	Invesco Rochester® AMT-Free New York Municipal Fund

Schedule of Investments

August 31, 2020

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–104.35%
Guam–0.12%
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2023	$210	$227,313

Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2024	260	281,354

Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2030	470	503,647

				1,012,314

New York–95.49%
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	3,555	3,343,193

Albany Capital Resource Corp. (College Saint Rose (The)); Series 2011 A, RB	5.38%	07/01/2026	500	507,130

Series 2011 A, RB	5.63%	07/01/2031	500	506,420

Series 2011 A, RB	5.88%	07/01/2041	1,000	1,011,990

Albany Capital Resource Corp. (Empire Commons Student Housing); Series 2016 A, Ref. RB	5.00%	05/01/2027	200	228,288

Series 2016 A, Ref. RB	5.00%	05/01/2032	200	223,224

Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2024	570	619,379

Brookhaven (Town of), NY Industrial Development Agency (Dowling College Civic Facility); Series 2002, RB(b)(c)	6.75%	11/01/2032	8,755	88

Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	215	234,567

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB	5.00%	07/15/2042	4,000	4,351,640

Buffalo & Erie County Industrial Land Development Corp. (Buffalo State College Foundation Housing Corp.); Series 2011, RB(d)(e)	5.38%	04/01/2021	270	278,151

Series 2011, RB(d)(e)	6.00%	04/01/2021	130	134,380

Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology); Series 2017 A, Ref. RB	5.00%	06/01/2035	160	174,514

Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2013, Ref. RB	5.00%	04/01/2022	365	369,745

Series 2013, Ref. RB	5.25%	04/01/2035	4,555	4,593,399

Series 2018, Ref. RB(f)	5.00%	10/01/2038	1,200	1,197,120

Build NYC Resource Corp. (Children’s Aid Society (The)); Series 2019, RB	4.00%	07/01/2044	450	509,837

Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(f)	5.00%	12/01/2049	1,360	1,412,972

Build NYC Resource Corp. (Manhattan College); Series 2017, Ref. RB	5.00%	08/01/2032	170	200,449

Series 2017, Ref. RB	5.00%	08/01/2036	290	337,383

Series 2017, Ref. RB	5.00%	08/01/2047	600	683,700

Build NYC Resource Corp. (New Dawn Charter Schools); Series 2019, RB(f)	5.63%	02/01/2039	190	199,696

Series 2019, RB(f)	5.75%	02/01/2049	230	240,633

Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2041	650	670,508

Build NYC Resource Corp. (Special Needs Facilities Pooled Program); Series 2013 A-1, RB	5.25%	07/01/2023	710	700,060

Series 2013 A-1, RB	5.38%	07/01/2028	1,490	1,414,517

Series 2013 A-1, RB	5.75%	07/01/2033	790	751,408

Bushnell’s Basin Fire Association, Inc.; Series 2005 B, RB	5.75%	11/01/2030	240	232,625

Canandaigua & Bristol (Towns of), NY; Series 2007, GO Bonds	5.00%	12/15/2027	25	25,223

Series 2007, GO Bonds	5.00%	12/15/2028	30	30,260

Series 2007, GO Bonds	5.00%	12/15/2029	30	30,252

Series 2007, GO Bonds	5.00%	12/15/2030	30	30,245

Series 2007, GO Bonds	5.00%	12/15/2031	35	35,277

Series 2007, GO Bonds	5.00%	12/15/2032	35	35,268

Series 2007, GO Bonds	5.00%	12/15/2033	35	35,262

Series 2007, GO Bonds	5.00%	12/15/2034	40	40,298

Series 2007, GO Bonds	5.00%	12/15/2035	40	40,296

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Rochester® AMT-Free New York Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York-(continued)
Series 2007, GO Bonds	5.00%	12/15/2036	$45	$45,330

Series 2007, GO Bonds	5.00%	12/15/2037	45	45,327

Series 2007, GO Bonds	5.00%	12/15/2038	50	50,357

Series 2007, GO Bonds	5.00%	12/15/2039	50	50,353

Series 2007, GO Bonds	5.00%	12/15/2040	55	55,382

Series 2007, GO Bonds	5.00%	12/15/2041	55	55,376

Series 2007, GO Bonds	5.00%	12/15/2042	60	60,403

Cattaraugus (County of), NY (St. Bonaventure University); Series 2014, RB	5.00%	05/01/2034	100	106,292

Series 2014, RB	5.00%	05/01/2039	100	105,307

Deerfield (Town of), NY; Series 2006, GO Bonds	5.50%	06/15/2021	15	15,179

Series 2006, GO Bonds	5.50%	06/15/2022	15	15,160

Series 2006, GO Bonds	5.50%	06/15/2023	15	15,154

Series 2006, GO Bonds	5.50%	06/15/2024	15	15,154

Series 2006, GO Bonds	5.50%	06/15/2025	20	20,194

Series 2006, GO Bonds	5.60%	06/15/2026	20	20,181

Series 2006, GO Bonds	5.60%	06/15/2027	20	20,176

Series 2006, GO Bonds	5.60%	06/15/2028	20	20,169

Series 2006, GO Bonds	5.60%	06/15/2029	25	25,208

Series 2006, GO Bonds	5.60%	06/15/2030	25	25,206

Series 2006, GO Bonds	5.60%	06/15/2031	25	25,205

Series 2006, GO Bonds	5.60%	06/15/2032	25	25,202

Series 2006, GO Bonds	5.60%	06/15/2033	30	30,234

Series 2006, GO Bonds	5.60%	06/15/2034	30	30,234

Series 2006, GO Bonds	5.60%	06/15/2035	30	30,230

Series 2006, GO Bonds	5.60%	06/15/2036	35	35,266

Dutchess County Local Development Corp. (Anderson Center Services, Inc.); Series 2010, RB	6.00%	10/01/2030	405	405,628

Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	12,200	13,840,778

Series 2019 B, Ref. RB	4.00%	07/01/2044	120	131,436

Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	300	326,577

Dutchess County Local Development Corp. (Vassar College); Series 2017, Ref. RB	5.00%	07/01/2034	160	196,080

Series 2017, Ref. RB	5.00%	07/01/2036	160	194,782

Series 2017, Ref. RB	5.00%	07/01/2037	235	285,304

Series 2017, Ref. RB	5.00%	07/01/2042	500	598,350

Erie County Industrial Development Agency (The) (School District Buffalo); Series 2011 A, RB	5.25%	05/01/2030	265	273,546

Series 2011 A, RB	5.25%	05/01/2031	225	232,243

Series 2011 A, RB	5.25%	05/01/2032	135	139,336

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2031	75	75,045

Series 2005 A, RB	5.00%	06/01/2038	5,000	5,003,150

Series 2005 D, RB(g)	0.00%	06/01/2055	74,000	5,305,060

Genesee (County of), NY Industrial Development Agency (United Memorial Medical Center); Series 2007, RB	5.00%	12/01/2027	545	546,978

Glen Cove Local Economic Assistance Corp. (Garvies Point Public Improvement); Series 2016 B, RB(g)	0.00%	01/01/2045	18,750	5,733,000

Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A, RB(f)	5.50%	07/01/2044	965	918,130

Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(b)(f)	5.88%	01/01/2052	5,000	3,750,000

Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(f)	6.80%	12/01/2044	1,640	1,853,052

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Rochester® AMT-Free New York Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York-(continued)
Hempstead Town Local Development Corp. (Molloy College); Series 2014, RB	5.00%	07/01/2029	$300	$330,996

Series 2014, RB	5.00%	07/01/2034	300	326,280

Series 2014, RB	5.00%	07/01/2039	250	269,453

Series 2014, RB	5.00%	07/01/2044	200	214,100

Series 2017, Ref. RB	5.00%	07/01/2029	100	116,812

Series 2017, Ref. RB	5.00%	07/01/2030	80	92,916

Series 2017, Ref. RB	5.00%	07/01/2031	75	86,645

Series 2017, Ref. RB	5.00%	07/01/2032	135	155,103

Series 2017, Ref. RB	5.00%	07/01/2035	135	153,548

Series 2017, Ref. RB	5.00%	07/01/2036	110	124,914

Series 2017, Ref. RB	5.00%	07/01/2038	80	90,329

Hudson Yards Infrastructure Corp.; Series 2017 A, RB(h)	5.00%	02/15/2042	25,765	30,625,052

Series 2017 A, Ref. RB(h)	5.00%	02/15/2045	5,000	5,910,650

Huntington Local Development Corp.; Series 2016, RB(f)	6.50%	12/01/2046	2,235	2,083,445

Long Island (City of), NY Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2039	1,185	1,362,015

Series 2014 A, Ref. RB	5.00%	09/01/2044	2,970	3,407,362

Series 2017, RB	5.00%	09/01/2042	4,000	4,855,840

Long Island Power Authority; Series 2016 B, Ref. RB	5.00%	09/01/2036	1,250	1,506,062

Series 2016, Ref. RB	5.00%	09/01/2035	2,500	3,020,100

Series 2016, Ref. RB	5.00%	09/01/2041	1,680	2,009,196

Series 2018, RB	5.00%	09/01/2034	5,000	6,362,300

Series 2018, RB	5.00%	09/01/2039	1,000	1,249,410

Metropolitan Transportation Authority; Series 2012 D, Ref. RB	5.00%	11/15/2032	350	362,859

Series 2012 H, RB(d)(e)	5.00%	11/15/2022	215	237,519

Series 2012 H, RB	5.00%	11/15/2033	185	191,756

Series 2014 B, RB	5.25%	11/15/2039	900	959,805

Series 2014 B, RB	5.00%	11/15/2044	2,000	2,095,200

Series 2016 B, Ref. RB	5.00%	11/15/2037	10,000	10,903,200

Series 2016 C-1, RB	5.25%	11/15/2056	2,000	2,173,040

Series 2016, Ref. RB	5.00%	11/15/2035	2,000	2,183,280

Metropolitan Transportation Authority (Green Bonds); Series 2016 A1, RB	5.25%	11/15/2056	20,475	22,113,205

Series 2017 A1, RB	5.00%	11/15/2051	5,000	5,380,850

Series 2017, RB	5.25%	11/15/2057	10,000	11,808,900

Subseries 2017 A-1, RB	5.25%	11/15/2057	2,565	2,802,749

Monroe County Industrial Development Corp. (Monroe Community College); Series 2014, Ref. RB (INS - AGM)(a)	5.00%	01/15/2028	350	394,531

Series 2014, Ref. RB (INS - AGM)(a)	5.00%	01/15/2029	500	561,925

Series 2014, Ref. RB (INS - AGM)(a)	5.00%	01/15/2038	150	164,933

Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB(d)(e)	5.00%	10/01/2021	150	157,683

Series 2011, RB(d)(e)	5.25%	10/01/2021	75	79,044

Monroe County Industrial Development Corp. (Rochester General Hospital (The)); Series 2013 A, Ref. RB	5.00%	12/01/2032	1,450	1,553,385

Series 2017, RB	5.00%	12/01/2036	1,400	1,630,720

Series 2017, RB	5.00%	12/01/2046	3,200	3,681,568

Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	3,000	3,088,350

Monroe County Industrial Development Corp. (St. John Fisher College); Series 2011, RB	5.63%	06/01/2026	150	154,166

Series 2011, RB	6.00%	06/01/2034	250	256,540

Series 2014 A, RB	5.00%	06/01/2029	100	110,218

Series 2014 A, RB	5.50%	06/01/2034	180	199,265

Series 2014 A, RB	5.00%	06/01/2044	285	306,589

Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB	4.00%	07/01/2050	5,200	6,018,948

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Rochester® AMT-Free New York Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York-(continued)
Montgomery County Capital Resource Corp.; Series 2020 A-1, RB	4.95%	07/01/2030	$1,080	$993,060

Series 2020 A-2, RB	5.40%	07/01/2050	6,865	6,041,131

Series 2020 B, Ref. RB	5.38%	07/01/2025	385	377,781

MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	1,000	1,050,500

Series 2016 A, RB	5.00%	11/15/2056	17,000	18,898,390

Nassau (County of), NY; Series 2018 B, GO Bonds (INS - AGM)(a)	5.00%	07/01/2040	1,060	1,304,330

Series 2018 B, GO Bonds (INS - AGM)(a)	5.00%	07/01/2045	1,490	1,806,863

Series 2018 B, GO Bonds (INS - AGM)(a)	5.00%	07/01/2049	2,235	2,710,161

Nassau (County of), NY Industrial Development Agency; Series 2003 A-C, RB	7.00%	09/01/2028	1,110	1,089,298

Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, RB	6.50%	01/01/2032	135	114,283

Series 2014 A, RB	6.70%	01/01/2049	3,307	2,462,963

Series 2014 C, RB(b)	2.00%	01/01/2049	1,221	122,056

Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A2, Ref. RB	5.20%	12/01/2037	290	258,378

Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2031	2,000	2,121,340

Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	3,240	3,240,259

Series 2006 D, RB(g)	0.00%	06/01/2060	60,000	2,433,600

New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	3,095	2,739,973

New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2032	350	383,796

Series 2015 A, Ref. RB	5.00%	07/01/2033	565	616,488

Series 2015 A, Ref. RB	5.00%	07/01/2034	450	489,911

Series 2015 A, Ref. RB	5.00%	07/01/2040	200	215,178

Series 2015 A, Ref. RB	5.00%	07/01/2045	225	240,523

New York & New Jersey (States of) Port Authority; Series 2011, RB	5.25%	07/15/2036	5,000	5,070,750

Series 2016, Ref. RB	5.00%	11/15/2041	9,475	11,325,183

Series 2017, Ref. RB	5.00%	10/15/2047	6,000	7,106,220

Series 2019 217, RB	4.00%	11/01/2049	10,240	11,750,605

Two Hundred Fifth Series 2017, Ref. RB(h)	5.25%	11/15/2057	11,300	13,650,513

New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010 8, RB	6.50%	12/01/2028	2,300	2,330,889

New York (City of), NY; Series 1993 F, GO Bonds	6.00%	05/15/2022	45	45,208

Series 1997 C, GO Bonds	5.50%	11/15/2037	15	15,065

Series 2016 B-1, GO Bonds	5.00%	12/01/2037	7,360	8,868,211

Series 2016 CC1, Ref. RB	5.00%	06/15/2038	6,065	7,444,241

Series 2018 F-1, GO Bonds	5.00%	04/01/2039	10,000	12,201,500

Series 2019 A-1, GO Bonds	4.00%	08/01/2044	5,000	5,730,100

Series 2019 B-1, GO Bonds	5.00%	10/01/2043	5,000	6,201,050

Series 2020 FF, Ref. RB	4.00%	06/15/2041	950	1,127,583

Series 2020, GG-1, RB	4.00%	06/15/2050	1,500	1,754,025

New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2009, RB (INS - AGC)(a)	6.50%	01/01/2046	2,000	2,009,740

New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2006, RB (INS - FGIC)(a)	5.00%	03/01/2046	1,050	1,052,173

Series 2009, RB (INS - AGC)(a)	7.00%	03/01/2049	7,715	7,757,741

New York (City of), NY Municipal Water Finance Authority; Series 2019 CC-1, RB	4.00%	06/15/2049	1,050	1,220,719

New York (City of), NY Transitional Finance Authority; Series 2018 C-3, RB(h)	5.00%	05/01/2040	9,340	11,462,141

Series 2011 S-1, RB	5.25%	07/15/2037	5,500	5,714,060

New York (City of), NY Trust for Cultural Resources (Wildlife Conservation Society); Series 2013 A, RB(d)(e)	5.00%	08/01/2023	1,000	1,138,130

New York (Counties of), NY Tobacco Trust V; Series 2005 S-3, RB(g)	0.00%	06/01/2055	84,200	4,647,840

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Rochester® AMT-Free New York Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York-(continued)
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	$2,085	$2,450,229

New York (State of) Dormitory Authority; Series 2015 A-1, Ref. RB(f)	4.80%	12/01/2023	1,800	1,773,846

New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.); Series 2015 A2, Ref. RB(f)	5.35%	12/01/2035	5,985	5,615,247

Series 2015 B1, Ref. RB(f)	6.18%	12/01/2031	1,960	1,864,234

New York (State of) Dormitory Authority (Brooklyn Law School); Series 2012 A, RB(d)(e)	5.00%	07/01/2022	440	478,060
New York (State of) Dormitory Authority (Catholic Health System Obligated Group); Series 2012 A, RB	4.75%	07/01/2039	1,250	1,308,675

Series 2012 B, RB	5.00%	07/01/2032	125	132,481
Series 2012 B, RB	4.75%	07/01/2039	300	314,082

New York (State of) Dormitory Authority (Cornell University) (Green Bonds); Series 2019, RB	5.00%	07/01/2035	2,255	3,370,413

New York (State of) Dormitory Authority (Culinary Institute of America); Series 2012, RB	5.00%	07/01/2034	50	51,828

New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(a)	5.25%	07/01/2027	6,425	7,364,335

Series 2007, RB (INS - NATL)(a)	5.25%	07/01/2028	3,765	4,352,829

New York (State of) Dormitory Authority (Fordham University); Series 2014, RB	5.00%	07/01/2030	100	114,301

Series 2016 A, Ref. RB	5.00%	07/01/2041	765	893,925

Series 2020, RB	4.00%	07/01/2046	2,000	2,288,180

New York (State of) Dormitory Authority (Highland Hospital); Series 2010, RB	5.00%	07/01/2026	750	752,385

Series 2010, RB	5.20%	07/01/2032	750	752,175

New York (State of) Dormitory Authority (Iona College); Series 2012 A, RB	5.00%	07/01/2032	250	261,403

New York (State of) Dormitory Authority (Long Island University); Series 2012, RB	5.00%	09/01/2025	3,200	3,393,952

New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2018 A, Ref. RB	5.00%	08/01/2034	415	494,136

Series 2018 A, Ref. RB	5.00%	08/01/2035	480	569,376

Series 2020 A, Ref. RB	4.00%	09/01/2050	700	756,861

New York (State of) Dormitory Authority (New School (The)); Series 2016 A, Ref. RB	5.00%	07/01/2046	6,650	7,478,390

New York (State of) Dormitory Authority (New York University); Series 2015 A, Ref. RB	5.00%	07/01/2045	1,110	1,306,237

Series 2016, Ref. RB	5.00%	07/01/2035	5,000	6,103,800

Series 2019 A, RB	5.00%	07/01/2042	740	924,726

Series 2019 A, RB	5.00%	07/01/2049	4,460	5,518,759

New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2009, RB	5.00%	05/01/2039	1,000	1,050,940

New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2014, Ref. RB	5.00%	07/01/2028	645	736,287

New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2017, Ref. RB(f)	5.00%	12/01/2029	600	713,928

Series 2017, Ref. RB(f)	5.00%	12/01/2030	400	473,288

Series 2017, Ref. RB(f)	5.00%	12/01/2032	300	351,384

Series 2017, Ref. RB(f)	5.00%	12/01/2033	300	350,115

Series 2017, Ref. RB(f)	5.00%	12/01/2035	300	347,880

Series 2017, Ref. RB(f)	5.00%	12/01/2036	200	230,928

Series 2017, Ref. RB(f)	5.00%	12/01/2037	200	230,348

New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.); Series 2006, RB (LOC - Allied Irish Banks PLC)(i)	5.00%	11/01/2026	325	330,236

New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2046	500	569,865

New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	4.00%	07/01/2044	830	956,102

Series 2019 A, RB	5.00%	07/01/2049	800	992,832

New York (State of) Dormitory Authority (Rockefeller University); Series 2019 C, Ref. RB	4.00%	07/01/2049	3,150	3,663,859

New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds); Series 2019 B, RB	5.00%	07/01/2050	1,800	2,273,544

New York (State of) Dormitory Authority (St. John’s University); Series 2012 A, RB(d)(e)	5.00%	07/01/2022	250	271,625

Series 2012, RB(d)(e)	5.00%	07/01/2022	5	5,437

Series 2012, RB	5.00%	07/01/2030	1,015	1,070,358

Series 2015 A, Ref. RB	5.00%	07/01/2034	100	112,408

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Rochester® AMT-Free New York Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York-(continued)
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2015 B, Ref. RB	5.00%	07/01/2030	$1,350	$1,583,820

Series 2015 B, Ref. RB	5.00%	07/01/2032	1,400	1,630,328

Series 2015 B, Ref. RB	5.00%	07/01/2033	1,750	2,030,822

Series 2015 B, Ref. RB	5.00%	07/01/2040	1,750	2,010,575

New York (State of) Dormitory Authority (State University Educational Facilities); Series 2012, RB	5.00%	05/15/2030	1,000	1,066,320

New York (State of) Dormitory Authority (State University of New York); Series 2019 A, RB	4.00%	07/01/2049	850	960,704

New York (State of) Dormitory Authority (The New School); Series 2011, Ref. RB	5.00%	07/01/2031	1,000	1,024,380

Series 2015 A, Ref. RB	5.00%	07/01/2040	400	442,976

Series 2016 A, Ref. RB	5.00%	07/01/2035	1,855	2,132,248

Series 2016 A, Ref. RB	5.00%	07/01/2036	1,915	2,194,322

Series 2016 A, Ref. RB	5.00%	07/01/2037	1,265	1,445,832

Series 2016 A, Ref. RB	5.00%	07/01/2041	595	674,141

New York (State of) Dormitory Authority (United Cerebral Palsy Association); Series 2017 A, RB(f)	5.50%	12/01/2047	3,030	2,609,860

Series 2017 A2, RB(f)	5.38%	09/01/2050	4,800	4,322,304

Series 2017 A2, Ref. RB (Acquired 10/25/2017; Cost $1,425,000)(f)	5.38%	10/01/2042	1,425	1,309,831

New York (State of) Dormitory Authority (Yeshiva University); Series 2009, RB	5.00%	09/01/2038	4,330	4,332,208

Series 2011 A, RB	5.00%	11/01/2031	1,110	1,124,086

New York (State of) State Dormitory Authority; Series 2016 A, RB	5.00%	02/15/2041	5,000	6,002,900

New York (State of) Thruway Authority; Series 2018 L, Ref. RB	5.00%	01/01/2033	190	235,475

Series 2018 L, Ref. RB	5.00%	01/01/2034	340	419,536

Series 2018 L, Ref. RB	5.00%	01/01/2035	385	473,458

Series 2019 B, RB	4.00%	01/01/2045	10,000	11,486,200

Series 2019 B, RB	4.00%	01/01/2050	12,000	13,699,680

New York City (City of), NY Industrial Development Agency (Comprehensive Care Management); Series 2005 C-2, RB	6.00%	05/01/2026	95	88,629

Series 2005 E-2, RB	6.13%	11/01/2035	285	241,563

New York City (City of), NY Industrial Development Agency (Guttmacher Institute, Inc.); Series 2007 B, RB	5.75%	12/01/2036	1,305	1,306,318

New York City (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	3,815	3,841,362

New York City (City of), NY Industrial Development Agency (United Jewish Appeal); Series 2004, RB	5.00%	07/01/2034	4,600	4,884,694

New York City (City of), NY Industrial Development Agency (Yankee Stadium); Series 2006, RB (CPI Rate + 0.84%), (INS - FGIC)(a)(j)	3.33%	03/01/2022	1,200	1,191,324

Series 2006, RB (INS - NATL)(a)	5.00%	03/01/2036	120	120,040

New York City (City of), NY Transitional Finance Authority; Series 2015 S, RB	5.00%	07/15/2034	1,395	1,630,113

Series 2016 E-1, RB	5.00%	02/01/2040	2,387	2,846,187

Series 2017 C, Ref. RB	5.00%	11/01/2030	920	1,150,009

Series 2017 C, Ref. RB	5.00%	11/01/2032	1,470	1,814,686

Series 2019 S1B, RB	4.00%	07/15/2041	5,800	6,661,474

Series 2019 S1B, RB	4.00%	07/15/2042	5,620	6,438,272

New York City (City of), NY Trust for Cultural Resources (Juilliard School (The)); Series 2018 A, Ref. RB	5.00%	01/01/2033	290	374,845

Series 2018 A, Ref. RB	5.00%	01/01/2034	300	385,608

Series 2018 A, Ref. RB	5.00%	01/01/2037	400	507,504

Series 2018 A, Ref. RB	5.00%	01/01/2038	300	379,476

Series 2018 A, Ref. RB	4.00%	01/01/2039	1,100	1,278,871

New York City Health & Hospitals Corp.; Series 2010 A, RB	5.00%	02/15/2030	5,000	5,014,550

New York City Housing Development Corp.; Series 1999 E, RB	6.25%	05/01/2036	5	5,017

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Rochester® AMT-Free New York Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York-(continued)
New York City Transitional Finance Authority; Series 2020 C-1, RB	4.00%	05/01/2036	$300	$359,355

Series 2020 C-1, RB	4.00%	05/01/2037	550	656,106

Series 2020 C-1, RB	4.00%	05/01/2038	600	713,184

Series 2020 C-1, RB	4.00%	05/01/2039	520	612,368

Series 2020 C-1, RB	4.00%	05/01/2040	235	276,116

Series 2020 C-1, RB	4.00%	05/01/2045	3,375	3,911,085

New York Counties Tobacco Trust I; Series 2000 A, RB	6.50%	06/01/2035	1,315	1,315,750

New York Counties Tobacco Trust II; Series 2001, RB	5.63%	06/01/2035	1,670	1,676,413

Series 2001, RB	5.75%	06/01/2043	15	15,017

New York Counties Tobacco Trust III; Series 2003, RB	6.00%	06/01/2043	190	190,342

New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2038	850	855,712

New York Counties Tobacco Trust V; Series 2005 S4B, RB(g)	0.00%	06/01/2060	155,400	4,590,516

New York Counties Tobacco Trust VI; Series 2016 A, Ref. RB	5.63%	06/01/2035	14,260	15,322,513

Series 2016 A, Ref. RB	6.00%	06/01/2043	2,605	2,859,743

Series 2016 A2, Ref. RB	5.00%	06/01/2051	1,125	1,160,021

New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(f)	5.00%	11/15/2044	14,875	15,786,986

New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. RB	5.00%	11/15/2031	2,000	2,096,120

Series 2011, Ref. RB	5.75%	11/15/2051	10,000	10,549,900

New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	15,580	21,743,604

Series 2007, RB	5.50%	10/01/2037	5,025	7,293,335

New York Power Authority; Series 2002 A, RB	4.00%	11/15/2050	3,750	4,432,912

Series 2002 A, RB	4.00%	11/15/2055	3,300	3,853,938

New York State Dormitory Authority; Series 2016 A, Ref. RB	5.00%	07/01/2036	1,000	1,180,930

Series 2019 A, RB	4.00%	07/01/2045	1,400	1,614,984

New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2045	4,000	4,664,440

Series 2020 A, RB	4.00%	03/15/2049	5,000	5,801,000

Niagara Area Development Corp. (Niagara University); Series 2012 A, RB(d)(e)	5.00%	05/01/2022	250	267,490

Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS - AGM)(a)	4.00%	12/01/2038	180	211,106

Series 2019, Ref. RB (INS - AGM)(a)	4.00%	12/01/2049	580	658,428

Onondaga (County of), NY Industrial Development Agency (Salina Free Library); Series 2002 A, RB	5.50%	12/01/2022	55	55,201

Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.); Series 2017, Ref. RB	5.00%	05/01/2033	280	313,048

Series 2017, Ref. RB	5.00%	05/01/2034	200	222,712

Series 2017, Ref. RB	5.00%	05/01/2037	250	276,170

Series 2017, Ref. RB	5.00%	05/01/2040	150	164,571

Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2011, RB(d)(e)	5.00%	12/01/2021	2,250	2,385,630

Series 2019, Ref. RB	4.00%	12/01/2041	900	1,054,161

Series 2019, Ref. RB	5.00%	12/01/2043	1,850	2,358,010

Series 2019, Ref. RB	5.00%	12/01/2045	2,650	3,365,553

Series 2019, Ref. RB	4.00%	12/01/2047	1,500	1,735,335

Series 2019, Ref. RB	4.00%	12/01/2049	1,675	1,933,084

Onondaga Civic Development Corp.; Series 2015, Ref. RB	5.00%	10/01/2030	1,060	1,078,974

Series 2015, Ref. RB	5.00%	10/01/2040	2,345	2,315,641

Onondaga Civic Development Corp. (Upstate Properties Development, Inc.); Series 2011, RB(d)(e)	5.25%	12/01/2021	535	568,566

Orange County Funding Corp.; Series 2013, RB	6.50%	01/01/2046	750	751,672

Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	1,305	1,317,267

Series 2001, RB	5.75%	08/15/2043	3,160	3,189,704

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Rochester® AMT-Free New York Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York-(continued)
Schenectady Metroplex Development Authority; Series 2014 A, RB (INS - AGM)(a)	5.50%	08/01/2033	$1,000	$1,145,040

St. Lawrence (County of), NY Industrial Development Agency (Clarkson University); Series 2011, RB	6.00%	09/01/2034	100	103,618

Series 2012 A, RB	5.00%	09/01/2041	240	247,236

St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University); Series 2012, RB	5.00%	07/01/2030	225	242,638

Series 2012, RB	5.00%	07/01/2031	230	247,586

Series 2012, RB	5.00%	07/01/2032	815	873,558

Suffolk (County of), NY Industrial Development Agency; Series 1996, Ref. RB(b)(c)	6.70%	12/01/2020	110	1

Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	270	273,534

Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB(d)	6.00%	12/01/2040	1,000	1,013,870

Suffolk Tobacco Asset Securitization Corp.; Series 2008 B, RB	6.00%	06/01/2048	1,390	1,391,612

Series 2008 B-1, RB	5.38%	06/01/2028	1,075	1,077,128

Series 2008 D, RB(g)	0.00%	06/01/2048	15,750	1,474,830

Series 2012 B, RB	5.00%	06/01/2032	750	776,610

Series 2012 B, RB	5.25%	06/01/2037	700	726,705

Sullivan (County of), NY (Adelaar Infratructure); Series 2016 A2, RB(f)	5.35%	11/01/2049	8,220	8,336,888

Series 2016 B2, RB(f)	5.35%	11/01/2049	1,175	1,191,708

Series 2016 C2, RB(f)	5.35%	11/01/2049	1,160	1,176,495

Series 2016 D2, RB(f)	5.35%	11/01/2049	760	770,807

Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB(k)	5.00%	07/01/2032	330	181,500

Series 2013 A, RB(k)	5.00%	07/01/2038	2,785	1,531,750

Triborough Bridge & Tunnel Authority; Series 2012 B, Ref. RB	5.00%	11/15/2030	400	435,604

Series 2013 A, Ref. RB	5.00%	11/15/2029	300	331,200

Series 2016 A, Ref. RB	5.00%	11/15/2046	1,260	1,477,879

Series 2017 A, RB	5.00%	11/15/2038	300	362,736

Series 2017 A, RB	5.00%	11/15/2047	1,000	1,191,310

Series 2017 B, Ref. RB	5.00%	11/15/2032	875	1,079,864

Series 2017 B, Ref. RB	5.00%	11/15/2033	900	1,105,299

Series 2017 B, Ref. RB	5.00%	11/15/2034	575	704,478

Series 2017 B, Ref. RB	5.00%	11/15/2037	2,500	3,031,700

Series 2017 B, Ref. RB	5.00%	11/15/2038	1,900	2,297,328

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2019 C, RB	4.00%	11/15/2042	3,500	4,074,245

Series 2019 C, RB	4.00%	11/15/2043	3,500	4,064,410

Series 2020 A, RB	4.00%	11/15/2054	2,900	3,353,879

Series 2020 A, RB	5.00%	11/15/2054	700	881,699

TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	8,000	8,296,000

Series 2017 A, Ref. RB	5.00%	06/01/2030	3,275	3,956,462

Series 2017 A, Ref. RB	5.00%	06/01/2034	5,000	5,921,400

Series 2017 A, Ref. RB	5.00%	06/01/2035	3,000	3,540,690

Series 2017 A, Ref. RB	5.00%	06/01/2036	3,000	3,528,180

Utility Debt Securitization Authority; Series 2017, RB	5.00%	12/15/2038	8,460	10,642,511

Series 2017, RB	5.00%	12/15/2040	15,000	18,780,000

Westchester County Healthcare Corp.; Series 2000 A, RB(d)	5.00%	11/01/2030	7,410	7,706,326

Series 2010 B, RB	6.13%	11/01/2037	325	327,782

Series 2010 C, RB(d)(e)	6.13%	11/01/2020	80	80,753

Series 2010 C-2, RB	6.13%	11/01/2037	10	10,086

Series 2014 A, RB	5.00%	11/01/2044	2,406	2,619,220

Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(f)	5.00%	06/01/2030	500	486,060

Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.00%	06/01/2045	7,050	7,360,059

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Rochester® AMT-Free New York Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York-(continued)
Westchester Tobacco Asset Securitization Corp. (Westchester Medical Center); Series 2016, Ref. RB	5.00%	11/01/2029	$1,000	$1,115,140

Series 2016, Ref. RB	5.00%	11/01/2032	1,500	1,654,290

Yonkers Economic Development Corp. (Charter School Education Excellence); Series 2019 A, RB	5.00%	10/15/2039	420	446,200

Series 2019 A, RB	5.00%	10/15/2049	640	668,070

				830,294,320

Northern Mariana Islands-0.08%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds	5.00%	10/01/2022	710	691,554

Puerto Rico-8.66%
Children’s Trust Fund; Series 2002, RB	5.38%	05/15/2033	350	352,156

Series 2002, RB	5.50%	05/15/2039	3,455	3,476,283

Series 2002, RB	5.63%	05/15/2043	9,700	9,749,276

Series 2005 A, RB(g)	0.00%	05/15/2050	6,300	942,795

Puerto Rico (Commonwealth of); Series 2007 A, GO Bonds (INS - AGC)(a)	5.00%	07/01/2024	75	75,531

Series 2008 A, GO Bonds(b)	5.13%	07/01/2028	3,120	2,211,300

Series 2008 A, GO Bonds(b)	5.38%	07/01/2033	2,500	1,765,625

Series 2011 C, Ref. GO Bonds(b)	5.75%	07/01/2036	8,000	5,250,000

Series 2011 E, Ref. GO Bonds(b)	5.63%	07/01/2033	1,500	990,000

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB	6.13%	07/01/2024	5,880	6,276,665

Series 2008 A, RB	6.00%	07/01/2038	6,280	6,382,050

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 RR, RB (INS - SGI)(a)	5.00%	07/01/2027	1,000	1,000,060

Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1998 A, RB(b)	5.00%	07/01/2038	5	2,213

Series 2003 AA-2, Ref. RB(b)	5.30%	07/02/2035	1,000	880,000

Series 2003, RB(b)	5.00%	07/03/2028	355	53,250

Series 2005 K, RB(b)	5.00%	07/01/2030	7,405	3,276,712

Series 2007 CC, Ref. RB(b)	5.50%	07/01/2030	2,150	1,892,000

Puerto Rico (Commonwealth of) Industrial Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 1995 A, RB	5.63%	07/01/2022	280	280,350

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System); Series 2006, RB	5.00%	03/01/2036	1,100	1,059,300

Series 2012, Ref. RB	5.13%	04/01/2032	130	128,573

Series 2012, Ref. RB	5.38%	04/01/2042	190	186,987

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Pollution Control Facilities Financing Authority; Series 2012, Ref. RB	5.00%	10/01/2031	100	104,408

Series 2012, Ref. RB	5.00%	10/01/2042	150	135,375

Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 A, RB (INS - FGIC)(a)(k)	5.50%	07/01/2024	725	585,981

Series 2005 A, RB (INS - FGIC)(a)(b)(g)	0.00%	07/01/2030	4,600	2,050,082

Series 2005 B, RB(b)	5.00%	07/01/2041	4,000	435,000

Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB(b)	6.50%	10/01/2037	2,500	756,250

Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2004 I, RB(b)	5.25%	07/02/2029	810	632,812

Series 2009 P, Ref. RB(b)	6.75%	07/01/2036	3,500	2,826,250

Series 2009 Q, RB(b)	5.63%	07/01/2039	4,795	3,770,069

Series 2011 S, RB(b)	6.00%	07/01/2041	235	183,594

Puerto Rico Public Finance Corp.; Series 2011 B, RB(b)	5.50%	08/01/2031	4,055	74,612

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Rochester® AMT-Free New York Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico-(continued)
Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB	4.50%	07/01/2034	$475	$502,731

Series 2018 A-1, RB	4.55%	07/01/2040	199	211,931

Series 2018 A-1, RB(g)	0.00%	07/01/2046	12,897	3,699,762

Series 2018 A-1, RB	4.75%	07/01/2053	1,455	1,529,263

Series 2018 A-1, RB	5.00%	07/01/2058	6,182	6,600,521

Series 2019 A-2, RB	4.54%	07/01/2053	71	73,611

Series 2019 A-2, RB	4.78%	07/01/2058	953	1,003,804

University of Puerto Rico; Series 2006 Q, RB	5.00%	06/01/2025	1,000	982,500

Series 2006 Q, RB	5.00%	06/01/2030	3,000	2,940,000

				75,329,682

Total Municipal Obligations (Cost $900,931,323)				907,327,870

			Shares
Common Stocks & Other Equity Interests-0.89%
New York-0.89%
CMS Liquidating Trust (Cost $9,920,000)(c)(l)			3,100	7,765,500

TOTAL INVESTMENTS IN SECURITIES(m) –105.24% (Cost $910,851,323)				915,093,370

FLOATING RATE NOTE OBLIGATIONS–(3.91)%
Notes with interest and fee rates ranging from 0.65% to 0.66% at 08/31/2020 and contractual maturities of collateral ranging from 05/01/2040 to 11/15/2057 (See Note 1J)(n)				(34,020,000)

BORROWINGS-(2.53)%				(22,000,000)

OTHER ASSETS LESS LIABILITIES-1.20%				10,418,166

NET ASSETS - 100.00%				$869,491,536

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
CPI	- Consumer Price Index
FGIC	- Financial Guaranty Insurance Company
GO	- General Obligation
INS	- Insurer
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
NYU	- New York University
RB	- Revenue Bonds
Ref.	- Refunding
SGI	- Syncora Guarantee, Inc.

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2020 was $30,921,914, which represented 3.56% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $59,597,185, which represented 6.85% of the Fund’s Net Assets.

(g)	Zero coupon bond issued at a discount.
(h)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(k)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(l)	Non-income producing security.
(m)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(n)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2020. At August 31, 2020, the Fund’s investments with a value of $61,648,356 are held by TOB Trusts and serve as collateral for the $34,020,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Rochester® AMT-Free New York Municipal Fund

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2020

Revenue Bonds	92.8%

General Obligation Bonds	5.6

Pre-Refunded Bonds	1.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Rochester® AMT-Free New York Municipal Fund

Statement of Assets and Liabilities

August 31, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $910,851,323)	$915,093,370

Cash	1,136,699

Receivable for:
Investments sold	130,000

Fund shares sold	220,345

Interest	9,697,844

Investments matured, at value (Cost $1,017,676)	349,806

Investment for trustee deferred compensation and retirement plans	76,120

Other assets	256,817

Total assets	926,961,001

Liabilities:
Floating rate note obligations	34,020,000

Payable for:
Borrowings	22,000,000

Dividends	472,467

Fund shares reacquired	480,759

Accrued fees to affiliates	303,801

Accrued interest expense	28,528

Accrued trustees’ and officers’ fees and benefits	55,343

Accrued other operating expenses	32,447

Trustee deferred compensation and retirement plans	76,120

Total liabilities	57,469,465

Net assets applicable to shares outstanding	$869,491,536

Net assets consist of:
Shares of beneficial interest	$966,667,865

Distributable earnings (loss)	(97,176,329)

$869,491,536

Net Assets:
Class A	$750,413,038

Class C	$38,127,022

Class Y	$80,941,486

Class R6	$9,990

Common shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	63,825,021

Class C	3,240,943

Class Y	6,875,015

Class R6	849

Class A:
Net asset value per share	$11.76

Maximum offering price per share (Net asset value of $11.76 ÷ 95.75%)	$12.28

Class C:
Net asset value and offering price per share	$11.76

Class Y:
Net asset value and offering price per share	$11.77

Class R6:
Net asset value and offering price per share	$11.77

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Rochester® AMT-Free New York Municipal Fund

Statement of Operations

For the six months ended August 31, 2020

(Unaudited)

Investment income:
Interest	$17,387,599

Expenses:
Advisory fees	2,125,587

Administrative services fees	63,176

Custodian fees	3,888

Distribution fees:
Class A	885,734

Class C	214,659

Interest, facilities and maintenance fees	952,987

Transfer agent fees - A, C and Y	279,987

Transfer agent fees - R6	27

Trustees’ and officers’ fees and benefits	(2,720)

Registration and filing fees	51,807

Reports to shareholders	18,652

Professional services fees	35,619

Other	(44,784)

Total expenses	4,584,619

Less: Fees waived and/or expense offset arrangement(s)	(416)

Net expenses	4,584,203

Net investment income	12,803,396

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(653,779)

Change in net unrealized appreciation (depreciation) of investment securities	(50,717,998)

Net realized and unrealized gain (loss)	(51,371,777)

Net increase (decrease) in net assets resulting from operations	$(38,568,381)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Rochester® AMT-Free New York Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2020, period ended February 29, 2020, and the year ended September 30, 2019

(Unaudited)

	Six Months Ended	Five Months Ended	Year Ended
	August 31, 2020	February 29, 2020	September 30, 2019

Operations:
Net investment income	$12,803,396	$11,456,823	$34,095,567

Net realized gain (loss)	(653,779)	(340,477)	4,476,699

Change in net unrealized appreciation (depreciation)	(50,717,998)	29,343,353	48,110,716

Net increase (decrease) in net assets resulting from operations	(38,568,381)	40,459,699	86,682,982

Distributions to shareholders from distributable earnings:
Class A	(11,819,223)	(9,886,427)	(22,866,222)

Class C	(511,568)	(455,985)	(1,714,245)

Class Y	(1,342,014)	(1,027,135)	(2,104,295)

Class R6	(1,138)	(718)	(118)

Total distributions from distributable earnings	(13,673,943)	(11,370,265)	(26,684,880)

Share transactions-net:
Class A	(32,164,024)	(5,183,718)	18,026,354

Class C	(9,111,081)	(3,099,647)	(38,402,384)

Class Y	1,483,101	8,651,424	9,278,929

Class R6	(60,791)	61,075	10,000

Net increase (decrease) in net assets resulting from share transactions	(39,852,795)	429,134	(11,087,101)

Net increase (decrease) in net assets	(92,095,119)	29,518,568	48,911,001

Net assets:
Beginning of period	961,586,655	932,068,087	883,157,086

End of period	$869,491,536	$961,586,655	$932,068,087

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Rochester® AMT-Free New York Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/20	$12.41	$0.17	$(0.64)	$(0.47)	$(0.18)	$11.76	(3.71	)%(d)	$750,413	1.04	%(d)(e)	1.04	%(d)(e)	0.82	%(d)(e)	2.94	%(d)(e)	6%
Five months ended 02/29/20	12.03	0.15	0.38	0.53	(0.15)	12.41	4.43		827,596	1.02	(f)	1.02	(f)	0.83	(f)	2.98	(f)	11
Year ended 09/30/19	11.26	0.45	0.67	1.12	(0.35)	12.03	10.11		807,767	1.17		1.17		0.85		3.86		15
Year ended 09/30/18	11.11	0.39	0.09	0.48	(0.33)	11.26	4.46		739,216	1.28		1.28		0.92		3.58		15
Year ended 09/30/17	11.52	0.39	(0.38)	0.01	(0.42)	11.11	0.08		872,008	1.01		1.01		0.82		3.52		47
Year ended 09/30/16	11.08	0.47	0.53	1.00	(0.56)	11.52	9.24		995,737	1.13		1.13		1.00		4.20		34
Year ended 09/30/15	11.24	0.59	(0.14)	0.45	(0.61)	11.08	4.07		930,256	0.95		0.95		0.83		5.26		7
Class C
Six months ended 08/31/20	12.42	0.13	(0.65)	(0.52)	(0.14)	11.76	(4.16)		38,127	1.80	(e)	1.80	(e)	1.58	(e)	2.18	(e)	6
Five months ended 02/29/20	12.04	0.11	0.38	0.49	(0.11)	12.42	4.09		50,011	1.78	(f)	1.78	(f)	1.59	(f)	2.22	(f)	11
Year ended 09/30/19	11.26	0.36	0.68	1.04	(0.26)	12.04	9.36		51,593	1.94		1.94		1.62		3.09		15
Year ended 09/30/18	11.12	0.31	0.08	0.39	(0.25)	11.26	3.57		84,896	2.05		2.05		1.69		2.81		15
Year ended 09/30/17	11.53	0.31	(0.39)	(0.08)	(0.33)	11.12	(0.68)		104,010	1.78		1.78		1.59		2.78		47
Year ended 09/30/16	11.09	0.39	0.53	0.92	(0.48)	11.53	8.41		125,732	1.89		1.89		1.76		3.44		34
Year ended 09/30/15	11.25	0.50	(0.14)	0.36	(0.52)	11.09	3.28		116,022	1.71		1.71		1.59		4.50		7
Class Y
Six months ended 08/31/20	12.43	0.19	(0.66)	(0.47)	(0.19)	11.77	(3.67)		80,941	0.80	(e)	0.80	(e)	0.58	(e)	3.15	(e)	6
Five months ended 02/29/20	12.05	0.16	0.38	0.54	(0.16)	12.43	4.52		83,905	0.78	(f)	0.78	(f)	0.59	(f)	3.22	(f)	11
Year ended 09/30/19	11.27	0.47	0.68	1.15	(0.37)	12.05	10.45		72,698	0.93		0.93		0.61		4.09		15
Year ended 09/30/18	11.13	0.42	0.08	0.50	(0.36)	11.27	4.61		59,045	1.05		1.05		0.69		3.82		15
Year ended 09/30/17	11.54	0.41	(0.38)	0.03	(0.44)	11.13	0.32		69,378	0.78		0.78		0.59		3.69		47
Year ended 09/30/16	11.09	0.49	0.55	1.04	(0.59)	11.54	9.58		59,503	0.89		0.89		0.76		4.40		34
Year ended 09/30/15	11.25	0.62	(0.15)	0.47	(0.63)	11.09	4.22		45,449	0.71		0.71		0.59		5.50		7
Class R6
Six months ended 08/31/20	12.41	0.19	(0.63)	(0.44)	(0.20)	11.77	(3.47)		10	0.71	(e)	0.71	(e)	0.49	(e)	3.27	(e)	6
Five months ended 02/29/20	12.03	0.17	0.38	0.55	(0.17)	12.41	4.56		74	0.68	(f)	0.78	(f)	0.59	(f)	3.32	(f)	11
Period ended 09/30/19(g)	11.78	0.18	0.20	0.38	(0.13)	12.03	3.25		10	0.81	(f)	0.87	(f)	0.55	(f)	4.20	(f)	15

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended `August 31, 2020.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $745,311, $42,582, $78,752 and $66 for Class A, Class C, Class Y and Class R6 shares, respectively. (f) Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Rochester® AMT-Free New York Municipal Fund

Notes to Financial Statements

August 31, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Rochester® AMT-Free New York Municipal Fund, formerly Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund, (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature will change from ten years to eight years. The first conversion of Class C shares to Class A shares would occur at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to

21	Invesco Rochester® AMT-Free New York Municipal Fund

shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations - The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

22	Invesco Rochester® AMT-Free New York Municipal Fund

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Other Risks - The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

L.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

Up to $200 million	0.600%

Next $100 million	0.550%

Next $200 million	0.500%

Next $250 million	0.450%

Next $250 million	0.400%

Next $4 billion	0.350%

Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2020, the effective advisory fee rate incurred by the Fund was 0.49%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.83%, 1.59%, 0.59% and 0.49%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended August 31, 2020, the Adviser waived advisory fees of $7 and reimbursed class level expenses of $0, $0, $0 and $27 of Class A, Class C, Class Y and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including

23	Invesco Rochester® AMT-Free New York Municipal Fund

asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2020, IDI advised the Fund that IDI retained $8,537 in front-end sales commissions from the sale of Class A shares and $4,377 and $2,186 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$-	$907,327,781	$89	$907,327,870

Common Stocks & Other Equity Interests	-	-	7,765,500	7,765,500

Total Investments in Securities	-	907,327,781	7,765,589	915,093,370

Other Investments - Assets

Investments Matured	-	349,806	-	349,806

Total Investments	$-	$907,677,587	$7,765,589	$915,443,176

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $382.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances and Borrowings

The Fund has entered into a $2.5 billion revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Funds, and which will expire on February 25, 2021. The revolving credit and security agreement is secured by the assets of the Fund.

During the six months ended August 31, 2020, the average daily balance of borrowing under the revolving credit and security agreement was $15,328,804 with a weighted interest rate of 0.91%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2020 were $36,511,429 and 3.02%, respectively.

The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

24	Invesco Rochester® AMT-Free New York Municipal Fund

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 29, 2020, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$24,915,606	$86,282,129	$111,197,735

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2020 was $58,219,949 and $106,862,653, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$41,979,797

Aggregate unrealized (depreciation) of investments	(44,607,753)

Net unrealized appreciation (depreciation) of investments	$(2,627,956)

Cost of investments for tax purposes is $918,071,132.

NOTE 9–Share Information

			Summary of Share Activity

	Six months ended		Five months ended		Year ended
	August 31, 2020(a)		February 29, 2020		September 30, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	1,174,920	$13,588,690	1,504,288	$18,114,050	7,459,586	$86,731,891

Class C	110,073	1,289,400	102,996	1,240,997	536,696	6,207,340

Class Y	882,574	10,239,903	993,567	11,947,910	1,970,388	22,705,210

Class R6(b)	-	-	5,090	60,521	849	10,000

Issued as reinvestment of dividends:
Class A	597,173	6,820,445	728,712	8,796,173	1,717,541	19,862,074

Class C	27,630	315,262	32,158	388,466	131,975	1,518,598

Class Y	67,784	775,616	71,152	860,384	149,614	1,733,754

Class R6(b)	76	862	46	554	-	-

Automatic conversion of Class C shares to Class A shares:
Class A	475,021	5,545,388	152,805	1,848,449	-	-

Class C	(474,884)	(5,545,388)	(152,693)	(1,848,449)	-	-

Reacquired:
Class A	(5,116,300)	(58,118,547)	(2,818,905)	(33,942,390)	(7,716,348)	(88,567,611)

Class C	(449,766)	(5,170,355)	(239,629)	(2,880,661)	(3,920,946)	(46,128,322)

Class Y	(827,869)	(9,532,418)	(345,343)	(4,156,870)	(1,325,207)	(15,160,035)

Class R6(b)	(5,212)	(61,653)	-	-	-	-

Net increase (decrease) in share activity	(3,538,780)	$(39,852,795)	34,244	$429,134	(995,852)	$(11,087,101)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 49% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date after the close of business on May 24, 2019.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

25	Invesco Rochester® AMT-Free New York Municipal Fund

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

26	Invesco Rochester® AMT-Free New York Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(03/01/20)	(08/31/20)[1]	Period[2]	(08/31/20)	Period[2]	Ratio
Class A	$1,000.00	$962.90	$5.15	$1,019.96	$5.30	1.04%
Class C	1,000.00	958.40	8.89	1,016.13	9.15	1.80
Class Y	1,000.00	963.30	3.96	1,021.17	4.08	0.80
Class R6	1,000.00	965.30	3.52	1,021.63	3.62	0.71

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

27	Invesco Rochester® AMT-Free New York Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® AMT-Free New York Municipal Fund’s (formerly, Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays Municipal Bond Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most

28	Invesco Rochester® AMT-Free New York Municipal Fund

recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were in the fifth, fourth and fifth quintile, respectively, of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

29	Invesco Rochester® AMT-Free New York Municipal Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66424                        Invesco Distributors, Inc.                                                                               O-ROAFNYM-SAR-1

Semiannual Report to Shareholders	August 31, 2020

Invesco Rochester® Limited Term New York Municipal Fund

Effective September 30, 2020, Invesco Oppenheimer Rochester® Limited Term

New York Municipal Fund was renamed Invesco Rochester® Limited Term New York

Municipal Fund.

Nasdaq:

A: LTNYX ∎ C: LTNCX ∎ Y: LTBYX ∎ R6: IORMX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
20	Financial Statements
23	Financial Highlights
24	Notes to Financial Statements
29	Fund Expenses
30	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                     Invesco Rochester® Limited Term New York Municipal Fund

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/29/20 to 8/31/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-1.13%
Class C Shares	-1.51
Class Y Shares	-1.00
Class R6 Shares	-0.98
Bloomberg Barclays 5 Year Municipal Bond Index▼	1.48
U.S. Consumer Price Index∎	0.48

Source(s): ▼RIMES Technologies Corp; ∎Bloomberg L.P.

The Bloomberg Barclays 5 Year Municipal Bond Index is an unmanaged index of fixed-rate, investment-grade municipal securities with maturities of four to six years.

The U.S. Consumer Price Index is a measure of change in consumer prices as determined by the U.S. Bureau of Labor Statistics.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

     Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                     Invesco Rochester® Limited Term New York Municipal Fund

Average Annual Total Returns
As of 8/31/20, including maximum applicable sales charges

Class A Shares
Inception (9/18/91)	4.41%
10 Years	2.44
5 Years	3.21
1 Year	–1.01

Class C Shares
Inception (5/1/97)	3.56%
10 Years	1.92
5 Years	2.93
1 Year	–0.19

Class Y Shares
Inception (3/30/11)	3.35%
5 Years	4.01
1 Year	1.80

Class R6 Shares
10 Years	2.75%
5 Years	3.83
1 Year	1.84

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester Limited Term New York Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund (the Fund). Returns shown above, prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 2.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a

CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco Rochester® Limited Term New York Municipal Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing

HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                     Invesco Rochester® Limited Term New York Municipal Fund

Schedule of Investments

August 31, 2020

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–103.99%
Guam–0.88%
Guam (Territory of); Series 2012 B-1, RB	5.00%	01/01/2027	$1,435	$ 1,484,235
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2020	1,350	1,354,941
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2021	1,350	1,408,469
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2024	200	216,426
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2025	3,185	3,442,252
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2026	2,690	2,901,057
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2030	4,000	4,286,360
				15,093,740

New York–90.97%
Akron Central School District; Series 2009, Ref. GO Bonds	5.00%	06/15/2021	10	10,039
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2035	745	887,057
Series 2018 A, RB	5.00%	12/15/2036	780	925,314
Series 2018 A, RB	5.00%	12/15/2037	820	969,855
Series 2018 A, RB	5.00%	12/15/2038	500	589,730
Series 2018 B, RB(b)	5.00%	12/15/2030	240	288,053
Series 2018 B, RB(b)	5.00%	12/15/2031	300	357,465
Series 2018 B, RB(b)	5.00%	12/15/2032	320	378,685
Albany Capital Resource Corp. (College Saint Rose (The)); Series 2011 A, RB	5.63%	07/01/2031	1,475	1,493,939
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	5.00%	10/01/2027	655	737,563
Series 2018, Ref. RB	5.00%	10/01/2028	690	781,390
Series 2018, Ref. RB	5.00%	10/01/2029	730	821,527
Series 2018, Ref. RB	5.00%	10/01/2030	760	849,703
Series 2018, Ref. RB	5.00%	10/01/2031	805	895,740
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2027	500	565,265
Series 2016, Ref. RB	5.25%	11/01/2028	1,000	1,126,320
Series 2016, Ref. RB	5.25%	11/01/2029	1,000	1,121,530
Series 2016, Ref. RB	5.25%	11/01/2030	650	726,291
Series 2016, Ref. RB	5.25%	11/01/2031	650	722,826
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB (INS - AGM)(a)	4.00%	07/15/2029	1,750	1,969,817
Broome County Local Development Corp. (United Health Services Hospital);
Series 2020, Ref. RB (INS - AGM)(a)	4.00%	04/01/2038	1,500	1,757,250
Series 2020, Ref. RB (INS - AGM)(a)	4.00%	04/01/2040	2,900	3,370,960
Buffalo & Erie County Industrial Land Development Corp. (Buffalo State College Foundation Housing Corp.); Series 2011, RB(c)(d)	5.75%	04/01/2021	1,350	1,393,686
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2026	150	177,419
Series 2018, Ref. RB	5.00%	10/01/2027	150	180,450
Series 2018, Ref. RB	5.00%	10/01/2028	165	201,463
Series 2018, Ref. RB	5.00%	10/01/2029	175	212,322
Series 2018, Ref. RB	5.00%	10/01/2030	200	240,556
Series 2018, Ref. RB	5.00%	10/01/2031	200	239,072
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	4.00%	06/01/2028	1,450	1,537,188
Series 2018, RB	5.00%	06/01/2033	1,190	1,316,604
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(b)(e)	5.25%	12/31/2033	5,000	5,307,750
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2036	125	145,424
Series 2019, RB	4.00%	07/01/2037	150	173,900
Series 2019, RB	4.00%	07/01/2038	150	173,355

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(e)	5.00%	12/01/2039	$2,040	$ 2,154,260
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2025	465	541,181
Series 2017, Ref. RB	5.00%	08/01/2028	600	723,150
Series 2017, Ref. RB	5.00%	08/01/2030	1,140	1,358,321
Series 2017, Ref. RB	5.00%	08/01/2032	635	748,735
Build NYC Resource Corp. (New Dawn Charter Schools); Series 2019, RB(e)	5.00%	02/01/2033	1,315	1,360,920
Build NYC Resource Corp. (Royal Charter Properties, Inc. - New York & Presbyterian Hospital Leasehold); Series 2012, RB (INS - AGM)(a)	4.75%	12/15/2026	2,000	2,154,920
Build NYC Resource Corp. (Wagner College Program);
Series 2012, RB (INS - AGM)(a)	5.00%	07/01/2024	1,395	1,504,717
Series 2012, RB (INS - AGM)(a)	5.00%	07/01/2025	1,705	1,836,814
Series 2012, RB (INS - AGM)(a)	5.00%	07/01/2026	1,650	1,775,581
Series 2012, RB (INS - AGM)(a)	5.00%	07/01/2028	1,705	1,829,431
Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB(c)	5.00%	08/01/2021	600	625,998
Series 2012, RB(c)(d)	5.00%	08/01/2022	1,000	1,090,230
Series 2012, RB(c)	5.00%	08/01/2022	500	545,115
Cattaraugus County Capital Resource Corp. (St. Bonaventure University Ref.);
Series 2016 A, Ref. RB	5.00%	05/01/2021	330	336,399
Series 2016 A, Ref. RB	5.00%	05/01/2022	345	361,557
Series 2016 A, Ref. RB	5.00%	05/01/2023	365	392,141
Series 2016 A, Ref. RB	5.00%	05/01/2024	380	416,765
Series 2016 A, Ref. RB	5.00%	05/01/2025	400	446,428
Series 2016 A, Ref. RB	5.00%	05/01/2026	415	469,448
Series 2016 A, Ref. RB	5.00%	05/01/2027	445	500,345
Series 2016 A, Ref. RB	5.00%	05/01/2028	465	520,023
Series 2016 A, Ref. RB	5.00%	05/01/2029	485	538,636
City of Albany Capital Resource Corp. (Albany Law School of Union University);
Series 2017 A, Ref. RB	5.00%	07/01/2029	1,500	1,659,240
Series 2017 A, Ref. RB	5.00%	07/01/2031	1,520	1,656,253
City of Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2024	400	442,180
Series 2016 A, Ref. RB	5.00%	05/01/2025	300	338,736
Series 2016 A, Ref. RB	5.00%	05/01/2026	300	344,493
City of Albany Capital Resource Corp. (St. Peter’s Hospital of the City of Albany); Series 2011, RB(c)(d)	6.00%	11/15/2020	200	202,300
City of Geneva Development Corp. (Hobart & William Smith Colleges); Series 2012, Ref. RB	5.00%	09/01/2025	500	531,625
City of New Rochelle Corp. for Local Development (70 Nardozzi/City DPW); Series 2018 A-1, RB(e)	4.20%	08/01/2028	3,450	3,188,179
City of New Rochelle Corp. for Local Development (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2025	325	370,318
Series 2015 A, Ref. RB	5.00%	07/01/2029	1,100	1,224,707
City of Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2020, Ref. RB	5.00%	09/01/2025	1,150	1,347,144
Corning (City of), NY; Series 2006, GO Bonds (INS - AGC)(a)	4.00%	12/01/2020	20	20,181
Dutchess County Local Development Corp. (Anderson Center Services, Inc.); Series 2010, RB	6.00%	10/01/2030	2,330	2,333,611
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2030	8,600	10,131,746
East Syracuse Housing Authority (FHA Insured Mortgage Loan - Bennett Manor Section 8 Assisted); Series 2001 A, Ref. RB	6.70%	04/01/2021	40	40,187
Elmira City (City of), NY;
Series 2020, GO Bonds	5.00%	07/01/2026	1,175	1,306,365
Series 2020, GO Bonds	5.00%	07/01/2035	1,500	1,702,110
Erie (County of), NY;
Series 2012 A, GO Bonds	5.00%	04/01/2023	600	643,968
Series 2012 A, GO Bonds	5.00%	04/01/2024	525	563,383
Series 2012 A, GO Bonds	5.00%	04/01/2025	500	536,060
Series 2012 A, GO Bonds	5.00%	04/01/2026	700	750,372
Series 2020, GO Notes	3.00%	06/24/2021	10,000	10,211,800
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2031	29,615	29,632,769

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Essex County Capital Resource Corp. (North Country Community College Association, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2022	$145	$ 149,486
Series 2017, Ref. RB	5.00%	06/01/2024	155	167,589
Series 2017, Ref. RB	5.00%	06/01/2026	175	193,340
Series 2017, Ref. RB	5.00%	06/01/2027	100	112,199
Series 2017, Ref. RB	5.00%	06/01/2028	100	111,426
Series 2017, Ref. RB	5.00%	06/01/2031	320	348,909
Series 2017, Ref. RB	5.00%	06/01/2035	255	272,853
Essex County Capital Resource Corp. (North Country Community College Foundation, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2021	220	224,220
Series 2017, Ref. RB	5.00%	06/01/2022	235	245,385
Series 2017, Ref. RB	5.00%	06/01/2023	250	266,788
Series 2017, Ref. RB	5.00%	06/01/2024	255	277,022
Series 2017, Ref. RB	5.00%	06/01/2025	270	297,189
Franklin (County of), NY Solid Waste Management Authority;
Series 2012, RB	5.00%	06/01/2027	835	889,542
Series 2015 A, RB(b)	5.00%	06/01/2023	270	298,987
Series 2015 A, RB(b)	5.00%	06/01/2024	285	325,501
Series 2019, RB(b)	4.00%	06/01/2021	780	798,962
Series 2019, RB(b)	4.00%	06/01/2022	810	852,695
Series 2019, RB(b)	4.00%	06/01/2023	845	912,896
Series 2019, RB(b)	4.00%	06/01/2024	875	967,321
Franklin County Civic Development Corp. (North Country Community College Foundation, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2021	170	173,261
Series 2017, Ref. RB	5.00%	06/01/2022	180	187,954
Series 2017, Ref. RB	5.00%	06/01/2023	185	197,473
Series 2017, Ref. RB	5.00%	06/01/2024	195	211,986
Series 2017, Ref. RB	5.00%	06/01/2025	205	225,453
Geneseo Central School District; Series 2009, GO Bonds (INS - AGC)(a)	4.00%	05/01/2022	10	10,059
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A, RB(e)	4.75%	07/01/2028	1,465	1,489,422
Hempstead Town Local Development Corp. (Molloy College);
Series 2017, Ref. RB	5.00%	07/01/2029	200	233,624
Series 2017, Ref. RB	5.00%	07/01/2030	170	197,447
Series 2017, Ref. RB	5.00%	07/01/2031	150	173,289
Series 2017, Ref. RB	5.00%	07/01/2032	275	315,950
Hudson Yards Infrastructure Corp.;
Series 2012 A, RB	5.75%	02/15/2047	5,000	5,116,000
Series 2017 A, Ref. RB	5.00%	02/15/2038	2,125	2,547,981
Long Island Power Authority;
Series 2012 B, RB	5.00%	09/01/2026	10,000	10,834,300
Series 2012 B, RB	5.00%	09/01/2027	10,000	10,819,700
Series 2012 B, RB	5.00%	09/01/2029	14,825	16,024,787
Series 2016 B, Ref. RB	5.00%	09/01/2034	6,635	8,036,644
Series 2018, RB	5.00%	09/01/2035	11,000	13,931,940
Series 2020 A, RB	4.00%	09/01/2039	1,650	1,971,238
Series 2020 A, RB	4.00%	09/01/2040	215	256,084
Metropolitan Transportation Authority;
Series 2002 D-1, Ref. RB	5.00%	11/01/2025	4,000	4,173,800
Series 2002 D-1, Ref. RB	5.00%	11/01/2026	11,800	12,301,500
Series 2002 D-1, Ref. RB	5.00%	11/01/2028	5,075	5,271,301
Series 2011 D, RB(c)(d)	5.00%	11/15/2021	5,000	5,291,300
Series 2012 C, Ref. RB(c)(d)	5.00%	11/15/2022	8,315	9,185,913
Series 2012 C, Ref. RB	5.00%	11/15/2029	7,135	7,409,127
Series 2012 C, Ref. RB	5.00%	11/15/2030	3,565	3,699,650
Series 2012 F, Ref. RB	5.00%	11/15/2030	20,000	20,754,600
Metropolitan Transportation Authority (Green Bonds);
Series 2016 B-1, Ref. RB	5.00%	11/15/2036	10,000	11,651,300
Series 2017 B-2, Ref. RB	5.00%	11/15/2034	1,875	2,246,981

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2026	$350	$ 414,901
Monroe County Industrial Development Corp. (Nazareth College of Rochester);
Series 2011, RB(c)(d)	5.00%	10/01/2021	200	210,244
Series 2017, Ref. RB	4.00%	10/01/2034	600	621,576
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2026	400	433,632
Series 2013 A, Ref. RB	5.00%	12/01/2027	345	373,438
Series 2013 A, Ref. RB	5.00%	12/01/2028	660	712,741
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	1,500	1,505,220
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2012 A, Ref. RB	5.00%	06/01/2023	615	650,369
Monroe County Industrial Development Corp. (Unity Hospital of Rochester (The));
Series 2010, RB	5.75%	08/15/2030	400	408,628
Series 2010, Ref. RB	5.75%	08/15/2035	2,000	2,038,700
Nassau (County of), NY;
Series 2016 A, Ref. GO Bonds	5.00%	01/01/2032	2,100	2,493,309
Series 2016 C, GO Bonds	5.00%	04/01/2029	3,160	3,815,826
Series 2017 B, GO Bonds	5.00%	04/01/2031	365	444,205
Series 2018 B, GO Bonds (INS - AGM)(a)	5.00%	07/01/2036	5,850	7,286,643
Series 2018 B, GO Bonds (INS - AGM)(a)	5.00%	07/01/2038	5,450	6,726,335
Series 2018 B, GO Bonds (INS - AGM)(a)	5.00%	07/01/2039	4,775	5,889,867
Series 2019 B, Ref. GO Bonds (INS - AGM)(a)	5.00%	04/01/2039	2,895	3,706,497
Series 2019 B, Ref. GO Bonds (INS - AGM)(a)	5.00%	04/01/2040	3,950	5,042,491
Nassau (County of), NY Industrial Development Agency;
Series 2007 A-A, RB	5.95%	11/01/2022	250	243,790
Series 2007 A-C, RB	5.95%	11/01/2022	200	195,066
Series 2007 A-F, RB	5.95%	11/01/2022	200	195,110
Series 2007 A-G, RB	6.15%	11/01/2022	475	464,051
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, Ref. RB	5.00%	07/01/2032	660	739,240
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	4.70%	12/01/2028	1,685	1,574,734
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2027	5,690	6,080,618
Nassau County Local Economic Assistance Corp. (Winthrop-University Hospital Association); Series 2012, Ref. RB(c)(d)	5.00%	07/01/2022	4,500	4,897,935
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	2,000	2,000,160
New Rochelle (City of), NY Industrial Development Agency (College of New Rochelle); Series 1999, Ref. RB(f)	5.25%	07/01/2027	4,326	86,529
New York & New Jersey (States of) Port Authority;
Series 2012 172, RB(b)	5.00%	10/01/2025	7,005	7,467,610
Series 2012 172, RB(b)	5.00%	10/01/2028	10,000	10,624,500
Series 2012 172, RB(b)	5.00%	10/01/2030	13,075	13,870,221
Series 2014 185, Ref. RB(b)	5.00%	09/01/2026	12,500	14,441,375
Series 2014 186, Ref. RB(b)	5.00%	10/15/2031	3,775	4,345,855
Series 2017 202, Ref. RB(b)	5.00%	04/15/2037	12,235	14,482,080
Series 2017 206, Ref. RB(b)	5.00%	11/15/2042	5,000	5,914,650
Series 2018 207, Ref. RB(b)	5.00%	09/15/2030	3,385	4,199,329
Series 2018 207, Ref. RB(b)	5.00%	09/15/2032	1,555	1,907,332
Series 2019 217, RB	4.00%	11/01/2039	3,750	4,384,275
Series 2019 218, RB(b)	5.00%	11/01/2039	9,000	11,103,390
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB (INS - NATL)(a)(b)	5.75%	12/01/2022	24,420	24,747,961
Series 1997 6, RB (INS - NATL)(a)(b)	5.75%	12/01/2025	46,510	47,135,094
Series 2010 8, RB	6.50%	12/01/2028	39,900	40,435,857
Series 2010 8, RB (INS - AGM)(a)	6.50%	12/01/2028	2,600	2,645,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2027	$45	$ 46,545
Series 1996 J, GO Bonds	6.00%	02/15/2024	5	5,024
Series 1996 J, GO Bonds	5.50%	02/15/2026	5	5,022
Series 1996 J, GO Bonds (INS - FGIC)(a)	5.50%	02/15/2026	10	10,043
Series 1997 C, GO Bonds (INS - NATL)(a)	5.50%	11/15/2037	10	10,043
Series 2002 D, GO Bonds	5.50%	06/01/2028	5	5,022
Series 2004 B, GO Bonds	5.13%	08/01/2022	5	5,020
Series 2005 O, GO Bonds	5.00%	06/01/2023	5	5,020
Series 2012 I, GO Bonds	5.00%	08/01/2029	2,000	2,171,560
Series 2013 XF2155-A, Ref. GO Ctfs.(g)	5.00%	08/01/2026	22,970	25,532,074
Series 2013 XF2155-B, Ref. GO Ctfs.(g)	5.00%	08/01/2026	18,760	20,852,490
Series 2013 XF2155-C, Ref. GO Ctfs.(g)	5.00%	08/01/2027	26,090	28,966,683
Series 2013 XF2155-D, Ref. GO Ctfs.(g)	5.00%	08/01/2027	28,685	31,847,808
Series 2017, Ref. RB	5.00%	06/15/2038	15,000	18,637,200
Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	4,000	5,011,200
Series 2019 CC-1, RB	4.00%	06/15/2038	4,705	5,599,562
Series 2020 FF, Ref. RB	4.00%	06/15/2041	7,150	8,486,549
New York (City of), NY Industrial Development Agency (2002 Rosco, Inc.); Series 2002, IDR(b)	5.63%	06/01/2022	680	671,724
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium);
Series 2006, RB (INS - AMBAC)(a)	5.00%	01/01/2031	30	30,005
Series 2009, RB (INS - AGC)(a)	6.13%	01/01/2029	190	190,912
Series 2009, RB (INS - AGC)(a)	6.50%	01/01/2046	4,085	4,104,894
New York (City of), NY Industrial Development Agency (TrIPs Obligated Group); Series 2012 A, Ref. RB(b)	5.00%	07/01/2021	250	256,790
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.85%), (INS - NATL)(a)(h)	3.34%	03/01/2023	6,550	6,484,500
Series 2006, RB (CPI Rate + 0.86%), (INS - NATL)(a)(h)	3.35%	03/01/2024	195	191,989
Series 2006, RB (CPI Rate + 0.87%) (INS - FGIC)(a)(h)	3.36%	03/01/2025	200	193,686
Series 2006, RB (CPI Rate + 0.88%) (INS - FGIC)(a)(h)	3.37%	03/01/2026	985	944,093
Series 2006, RB (CPI Rate + 0.89%) (INS - FGIC)(a)(h)	3.38%	03/01/2027	1,000	953,560
Series 2006, RB (INS - FGIC)(a)	5.00%	03/01/2031	15	15,004
Series 2009, RB (INS - AGC)(a)	7.00%	03/01/2049	22,200	22,322,988
New York (City of), NY Municipal Water Finance Authority;
Series 2011 HH, RB	5.00%	06/15/2029	10,755	11,160,248
Series 2011 HH, RB	5.00%	06/15/2031	25,000	25,934,000
New York (City of), NY Transitional Finance Authority;
Series 2009 A, RB	5.00%	05/01/2036	65	65,257
Series 2011 A, RB	5.00%	11/01/2027	1,650	1,739,991
Series 2011 C, RB	4.50%	11/01/2026	100	100,721
Series 2011 C, RB(c)	5.00%	11/01/2039	15,875	15,983,744
Series 2011 D, RB	5.25%	11/01/2027	3,215	3,228,342
Series 2012 S-1, RB	5.00%	07/15/2027	1,880	2,041,624
Series 2012 S-1, RB	5.00%	07/15/2028	9,000	9,764,910
Series 2012 S-1, RB	5.00%	07/15/2029	10,000	10,840,100
Series 2012 S-1, RB	5.00%	07/15/2030	11,325	12,265,315
Series 2016 A-1, RB	5.00%	05/01/2037	3,085	3,719,276
Series 2017 A-E-1, RB	5.00%	02/01/2038	7,980	9,603,292
Series 2018 A-1, RB	5.00%	08/01/2037	1,655	2,058,588
Series 2018 A-1, RB	5.00%	08/01/2038	10,000	12,395,700
Series 2018 A-1, RB	5.00%	08/01/2040	17,600	21,707,488
Series 2018 C-2, RB	5.00%	05/01/2038	5,000	6,166,600
Series 2018 S-3, RB	5.00%	07/15/2037	2,450	3,030,454
Series 2018 S-3, Ref. RB	5.00%	07/15/2036	15,000	18,622,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts);
Series 2020 A, Ref. RB	5.00%	12/01/2031	$425	$ 555,020
Series 2020 A, Ref. RB	5.00%	12/01/2032	535	693,419
Series 2020 A, Ref. RB	4.00%	12/01/2033	700	827,603
Series 2020 A, Ref. RB	4.00%	12/01/2034	950	1,119,138
Series 2020 A, Ref. RB	4.00%	12/01/2035	300	351,657
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,095	2,461,981
New York (State of) Dormitory Authority;
Series 2012 A, Ref. RB	5.00%	12/15/2029	17,000	18,686,910
Series 2012 B, RB	5.00%	03/15/2028	10,000	10,678,700
Series 2012 D, RB(c)(d)	5.00%	02/15/2022	1,135	1,212,101
Series 2012 D, RB	5.00%	02/15/2028	4,660	4,959,265
Series 2015 A-1, Ref. RB(e)	4.80%	12/01/2023	1,500	1,478,205
Series 2018 A, RB	5.00%	03/15/2037	8,000	9,925,280
Series 2018 A, RB	5.00%	03/15/2038	3,500	4,330,445
Series 2018 A, RB	5.00%	07/01/2040	4,250	5,229,625
Series 2018 C, Ref. RB	5.00%	03/15/2034	14,000	17,545,080
Series 2018 C, Ref. RB	5.00%	03/15/2036	2,000	2,489,340
Series 2018 E, Ref. RB	5.00%	03/15/2037	8,000	10,045,040
Series 2018 E, Ref. RB	5.00%	03/15/2039	10,000	12,486,300
Series 2018 E, Ref. RB	5.00%	03/15/2040	5,000	6,227,450
Series 2020 B, RN	5.00%	03/31/2021	10,000	10,282,100
Series 2020 D, Ref. RB	4.00%	02/15/2038	2,000	2,364,320
Series 2020 D, Ref. RB	4.00%	02/15/2039	4,415	5,202,636
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2012 A, Ref. RB(c)(d)	5.00%	07/01/2022	1,255	1,363,557
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - Jawonio, Inc.); Series 2017 A, RB(e)	4.63%	12/01/2027	1,465	1,356,312
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - United Cerebral Palsy Associations of New York State, Inc.);
Series 2017 A-1, RB(e)	4.88%	09/01/2027	3,975	3,771,361
Series 2017 A-2, Ref. RB(e)	4.63%	10/01/2027	1,875	1,808,212
New York (State of) Dormitory Authority (Culinary Institute of America);
Series 2012, Ref. RB	5.00%	07/01/2028	500	524,440
Series 2013, RB	6.00%	07/01/2038	1,000	1,002,880
New York (State of) Dormitory Authority (Iona College);
Series 2012 A, Ref. RB	5.00%	07/01/2022	1,110	1,178,831
Series 2012 A, Ref. RB	5.00%	07/01/2023	1,000	1,065,030
Series 2012 A, Ref. RB	5.00%	07/01/2024	1,000	1,062,960
Series 2012 A, Ref. RB	5.00%	07/01/2025	1,000	1,060,520
Series 2012 A, Ref. RB	5.00%	07/01/2026	1,000	1,056,560
Series 2012 A, Ref. RB	5.00%	07/01/2027	1,000	1,054,250
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2027	1,000	1,217,020
Series 2018 A, Ref. RB	5.00%	08/01/2028	1,000	1,235,350
Series 2018 A, Ref. RB	5.00%	08/01/2029	1,000	1,231,690
Series 2018 A, Ref. RB	5.00%	08/01/2033	4,000	4,775,200
New York (State of) Dormitory Authority (New School (The));
Series 2011, Ref. RB	5.00%	07/01/2023	5,165	5,318,400
Series 2016 A, Ref. RB	5.00%	07/01/2029	1,000	1,177,950
Series 2016 A, Ref. RB	5.00%	07/01/2030	1,800	2,108,934
New York (State of) Dormitory Authority (North General Hospital); Series 2003, Ref. RB	5.00%	02/15/2025	8,475	8,506,696
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(e)	4.00%	12/01/2020	2,000	2,013,440
Series 2017, Ref. RB(e)	5.00%	12/01/2022	1,000	1,082,590
Series 2017, Ref. RB(e)	5.00%	12/01/2023	2,800	3,129,112
Series 2017, Ref. RB(e)	5.00%	12/01/2025	1,300	1,534,078
Series 2017, Ref. RB(e)	5.00%	12/01/2026	1,500	1,802,430
Series 2017, Ref. RB(e)	5.00%	12/01/2027	1,300	1,570,777

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.); Series 2006, RB (LOC - Allied Irish Banks PLC)(i)	5.00%	11/01/2021	$10	$ 10,033
New York (State of) Dormitory Authority (School Districts Revenue Bond Financing Program);
Series 2012 C, RB	5.00%	10/01/2026	1,025	1,127,674
Series 2012 F, Ref. RB (INS - AGM)(a)	5.00%	10/01/2025	1,675	1,836,872
Series 2012 F, Ref. RB (INS - AGM)(a)	5.00%	10/01/2027	400	438,308
Series 2012 F, Ref. RB (INS - AGM)(a)	5.00%	10/01/2028	200	218,934
Series 2012 H, Ref. RB	5.00%	10/01/2026	1,690	1,852,206
Series 2012 H, Ref. RB	5.00%	10/01/2027	500	547,665
Series 2012 H, Ref. RB	5.00%	10/01/2028	400	437,428
Series 2012 H, Ref. RB	5.00%	10/01/2029	500	546,460
Series 2013 A, RB (INS - AGM)(a)	5.00%	10/01/2026	2,740	3,127,628
Series 2013 A, RB (INS - AGM)(a)	5.00%	10/01/2027	2,485	2,834,093
Series 2013 C, RB	5.00%	10/01/2026	1,665	1,898,899
Series 2013 C, RB	5.00%	10/01/2027	1,885	2,147,939
Series 2013 E, RB (INS - AGM)(a)	5.00%	10/01/2026	3,190	3,641,289
Series 2017 B, Ref. RB (INS - AGM)(a)	5.00%	10/01/2033	1,345	1,656,502
New York (State of) Dormitory Authority (St. John’s University);
Series 2012 A, RB(c)(d)	5.00%	07/01/2022	995	1,081,067
Series 2012, RB(c)(d)	5.00%	07/01/2022	3,285	3,572,339
Series 2012, RB	5.00%	07/01/2030	3,565	3,759,435
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities);
Series 2018 A, RB	5.00%	07/01/2036	3,060	3,733,537
Series 2018 A, RB	5.00%	07/01/2038	1,850	2,244,087
New York (State of) Dormitory Authority (United Cerebral Palsy Affiliates Pooled Loan Program No. 1); Series 2002 A, Ref. RB (INS - AMBAC)(a)	5.13%	07/01/2021	20	19,867
New York (State of) Dormitory Authority (Yeshiva University); Series 2009, Ref. RB	5.00%	09/01/2027	1,130	1,131,412
New York (State of) Housing Finance Agency; Series 2019, RB	1.63%	05/01/2023	1,500	1,507,815
New York (State of) Housing Finance Agency (Division Street); Series 2006 A, RB(b)	5.00%	02/15/2026	260	260,783
New York (State of) Housing Finance Agency (Golden Age Apartments); Series 2006 A, RB (LOC - Bank Of Ny Mellon)(b)(i)	5.00%	02/15/2037	490	491,029
New York (State of) Housing Finance Agency (Green Bonds); Series 2018 H, RB	2.75%	11/01/2022	4,000	4,018,160
New York (State of) Housing Finance Agency (Secured Mortgage Program);
Series 2001 A, RB(b)	5.60%	08/15/2033	1,285	1,288,482
Series 2001 K, RB(b)	5.60%	02/15/2026	825	827,780
Series 2002 C, RB(b)	5.30%	08/15/2022	90	90,311
New York (State of) Housing Finance Agency (Tri-Senior Development Housing); Series 2007 A, RB (LOC - Fannie Mae)(b)(i)	5.10%	11/15/2023	940	943,365
New York (State of) Metropolitan Transportation Authority; Series 2012 C, RB	5.00%	11/15/2028	9,985	10,377,311
New York (State of) State Dormitory Authority (Maimonides Medical Center);
Series 2020, RB	4.00%	02/01/2038	300	345,354
Series 2020, RB	4.00%	02/01/2039	400	459,632
Series 2020, RB	4.00%	02/01/2040	400	458,584
New York (State of) Thruway Authority;
Series 2012 I, RB(c)(d)	5.00%	01/01/2022	45,500	48,425,650
Series 2018 L, Ref. RB	5.00%	01/01/2035	3,995	4,912,891
New York City (City of), NY Industrial Development Agency (Yankee Stadium); Series 2006, RB (CPI Rate + 0.84%), (INS - FGIC)(a)(h)	3.33%	03/01/2022	8,655	8,592,424
New York City (City of), NY Transitional Finance Authority; Series 2016 E-1, RB	5.00%	02/01/2037	3,905	4,678,776
New York City Health & Hospitals Corp.;
Series 2008 A, Ref. RB	5.50%	02/15/2021	100	100,411
Series 2010 A, RB	5.00%	02/15/2030	37,400	37,508,834
New York City Housing Development Corp.;
Series 1999 E, RB	6.25%	05/01/2036	35	35,119
Series 2013 L-2-A, Ref. RB	3.60%	11/01/2033	3,000	3,098,640
Series 2016, Ref. RB	2.00%	11/01/2020	5,375	5,377,419
Series 2017 C-2, RB	1.70%	07/01/2021	20,000	20,031,600
New York City Housing Development Corp. (Ocean Gate Development); Series 2007 B, RB(b)	5.35%	06/01/2025	2,040	2,064,276

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	$2,995	$ 2,996,707
Series 2000 A, RB	6.63%	06/01/2042	3,295	3,296,647
New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	60	60,230
Series 2001, RB	5.75%	06/01/2043	135	135,155
New York Counties Tobacco Trust III; Series 2003, RB	6.00%	06/01/2043	690	691,242
New York Counties Tobacco Trust IV; Series 2005 A, Ref. RB	4.75%	06/01/2026	2,860	2,861,373
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	6.25%	06/01/2025	30	32,517
Series 2016 A, Ref. RB	5.63%	06/01/2035	500	537,255
Series 2016 A, Ref. RB	6.75%	06/01/2035	8,040	8,606,096
Series 2016 A, Ref. RB	6.45%	06/01/2040	830	945,644
Series 2016 A, Ref. RB	6.00%	06/01/2043	9,435	10,357,649
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. RB	5.00%	11/15/2031	5,000	5,240,300
New York State Environmental Facilities Corp.; Series 2004, RB	4.50%	06/15/2024	100	100,349
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2004 C, Ref. RB	4.50%	06/15/2030	15	15,044
Series 2017 E, RB	5.00%	06/15/2042	12,375	15,292,159
Series 2018 B, RB	5.00%	06/15/2038	2,755	3,507,363
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2040	20,000	23,627,800
Series 2020 C, Ref. RB	4.00%	03/15/2037	3,500	4,176,585
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2016 A, RB(b)	5.00%	07/01/2034	4,250	4,636,877
Series 2018, RB(b)	5.00%	01/01/2034	3,370	3,628,681
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(b)	5.00%	07/01/2030	1,000	1,102,260
Series 2016 A, RB(b)	4.00%	07/01/2033	4,000	4,155,280
Newburgh (City of), NY Industrial Development Agency (Bourne & Kenney Redevelopment Co. LLC); Series 1999 A, RB(b)	5.75%	02/01/2032	2,535	2,547,041
Niagara Area Development Corp. (Niagara University); Series 2012 A, Ref. RB(c)(d)	5.00%	05/01/2022	320	342,387
Niagara Falls (City of), NY;
Series 2016, Ref. GO Bonds (INS - BAM)(a)	5.00%	05/15/2028	750	923,565
Series 2016, Ref. GO Bonds (INS - BAM)(a)	5.00%	05/15/2029	850	1,045,636
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2019, Ref. RB(b)	5.00%	04/01/2023	1,500	1,646,790
Series 2019, Ref. RB(b)	5.00%	04/01/2024	3,285	3,722,201
Series 2019, Ref. RB(b)	5.00%	04/01/2031	700	875,343
Series 2019, Ref. RB(b)	5.00%	04/01/2033	725	895,513
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	4.00%	05/15/2029	2,635	2,637,688
North Babylon Volunteer Fire Co., Inc.; Series 1997, RB (INS - AGC)(a)	5.75%	08/01/2022	265	265,864
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(a)	4.00%	12/01/2034	1,000	1,191,010
Series 2019, Ref. RB (INS - AGM)(a)	4.00%	12/01/2035	1,000	1,185,570
Series 2019, Ref. RB (INS - AGM)(a)	4.00%	12/01/2036	1,250	1,475,700
Series 2019, Ref. RB (INS - AGM)(a)	4.00%	12/01/2037	1,000	1,176,540
Onondaga (County of), NY Resource Recovery Agency;
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2029	780	975,515
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2030	275	342,007
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2031	350	432,947
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2032	455	559,532
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2033	475	581,101
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2034	500	609,640

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                     Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2027	$450	$ 520,142
Series 2017, Ref. RB	5.00%	05/01/2028	600	690,738
Series 2017, Ref. RB	5.00%	05/01/2029	450	515,970
Series 2017, Ref. RB	5.00%	05/01/2030	835	951,382
Series 2017, Ref. RB	5.00%	05/01/2032	600	675,054
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	5.00%	12/01/2038	2,250	2,907,675
Series 2019, Ref. RB	5.00%	12/01/2039	5,865	7,557,404
Onondaga Civic Development Corp.; Series 2015, Ref. RB	5.00%	10/01/2025	115	119,860
Onondaga Civic Development Corp. (Le Moyne College);
Series 2012, Ref. RB	5.00%	07/01/2022	465	493,835
Series 2012, Ref. RB	5.00%	07/01/2023	490	520,213
Series 2012, Ref. RB	5.00%	07/01/2024	515	546,173
Series 2012, Ref. RB	5.00%	07/01/2025	540	571,271
Onondaga Civic Development Corp. (Upstate Properties Development, Inc.); Series 2011, RB(c)(d)	5.50%	12/01/2021	1,000	1,065,850
Orange (County of), NY Industrial Development Agency (St. Luke’s Hospital of Newburgh, New York); Series 2001 A, Ref. RB (INS - AGC)(a)	5.38%	12/01/2021	825	828,391
Orange County Funding Corp. (Mount St. Mary College);
Series 2012 A, Ref. RB	5.00%	07/01/2021	505	515,549
Series 2012 A, Ref. RB	5.00%	07/01/2022	530	545,821
Series 2012 B, Ref. RB	5.00%	07/01/2021	765	780,981
Series 2012 B, Ref. RB	5.00%	07/01/2022	805	834,841
Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2022	650	654,823
Series 2015 A, Ref. RB	5.00%	10/01/2023	700	705,929
Series 2015 A, Ref. RB	5.00%	10/01/2024	660	664,811
Pleasantville Union Free School District; Series 2011, Ref. GO Bonds	5.00%	11/01/2024	500	503,970
Poughkeepsie (City of), NY; Series 2019, Ref. GO Bonds	5.00%	06/01/2031	600	631,602
Public Housing Capital Fund Revenue Trust I; Series 2012, RB(e)	4.50%	07/01/2022	216	219,065
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2028	295	315,739
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JP Morgan Chase Bank)(b)(i)	5.38%	12/01/2025	1,200	1,204,032
Rockland (County of), NY;
Series 2012 B, GO Bonds	5.00%	12/15/2020	575	582,906
Series 2012 B, GO Bonds	5.00%	12/15/2022	600	665,052
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	70	70,658
Saratoga County Capital Resource Corp. (Skidmore College); Series 2014 B, Ref. RB	5.00%	07/01/2024	195	227,770
Spring Valley (Village of), NY;
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2021	310	311,212
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2022	325	326,251
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2023	335	336,246
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2024	350	351,278
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2025	365	366,332
Series 2007, GO Bonds (INS - AMBAC)(a)(b)	5.00%	06/15/2021	385	386,505
Series 2007, GO Bonds (INS - AMBAC)(a)(b)	5.00%	06/15/2022	405	406,369
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2012 A, RB	5.25%	09/01/2033	1,050	1,090,719
Series 2017, Ref. RB	5.00%	09/01/2028	500	580,555
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, Ref. RB	5.00%	07/01/2024	300	327,213
Series 2012, Ref. RB	5.00%	07/01/2025	920	1,001,659
Series 2016 A, Ref. RB	5.00%	07/01/2028	300	360,678
Series 2016 A, Ref. RB	5.00%	07/01/2030	785	935,367
Series 2016 A, Ref. RB	5.00%	07/01/2031	450	533,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                     Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Suffern (Village of), NY;
Series 2016, GO Bonds	5.00%	03/15/2021	$375	$ 384,248
Series 2016, GO Bonds	5.00%	03/15/2022	395	405,262
Series 2016, GO Bonds	5.00%	03/15/2023	310	318,004
Series 2016, GO Bonds	5.00%	03/15/2026	475	487,265
Suffolk (County of), NY; Series 2020 A, GO Notes	5.00%	11/13/2020	10,000	10,081,600
Suffolk (County of), NY Industrial Development Agency;
Series 1996, Ref. RB(f)(j)	6.70%	12/01/2020	2,330	23
Series 2007 A-C, RB	5.95%	11/01/2022	200	200,002
Series 2007 A-D, RB	5.95%	11/01/2022	290	289,817
Series 2007 A-F, RB	5.95%	11/01/2022	295	294,103
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Developmental Disabilities Institute, Inc. Civic Facility); Series 2005 A-B, RB	6.00%	10/01/2020	105	104,930
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./East End Disability Associates, Inc. Civic Facility); Series 2005 A-C, RB	6.00%	10/01/2020	105	104,898
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Life’s W.O.R.C., Inc. Civic Facility); Series 2005 A-G, RB	6.00%	10/01/2020	100	100,026
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Suffolk Hostels, Inc. Civic Facility); Series 2005 A-F, RB	6.00%	10/01/2020	85	84,931
Suffolk (County of), NY Industrial Development Agency (Nissequogue Cogen Partners); Series 1998, Ref. RB(b)	5.50%	01/01/2023	720	726,610
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(e)	6.75%	06/01/2027	400	385,504
Suffolk Tobacco Asset Securitization Corp.; Series 2012 B, RB	5.00%	06/01/2021	1,145	1,166,618
Sullivan County Infrastructure Local Development Corp. (Adelaar Infrastructure);
Series 2016 A-1, RB(e)	4.85%	11/01/2031	15,085	15,376,895
Series 2016 B-1, RB(e)	4.85%	11/01/2031	2,165	2,206,893
Series 2016 C-1, RB(e)	4.85%	11/01/2031	2,115	2,155,925
Series 2016 D-1, RB(e)	4.85%	11/01/2031	1,395	1,421,993
Syracuse (City of), NY Industrial Development Agency (Carousel Center);
Series 2016 A, Ref. RB(b)	5.00%	01/01/2028	2,205	2,055,744
Series 2016 A, Ref. RB(b)	5.00%	01/01/2030	6,000	5,475,240
Series 2016 A, Ref. RB(b)	5.00%	01/01/2031	8,825	7,968,887
Series 2016 A, Ref. RB(b)	5.00%	01/01/2033	3,800	3,350,688
Town of Hempstead Local Development Corp. (Evergreen Charter School);
Series 2019, RB(e)	6.25%	12/01/2022	650	648,102
Series 2019, Ref. RB(e)	6.15%	12/01/2029	2,470	2,804,981
Triborough Bridge & Tunnel Authority; Series 2017 B, Ref. RB	5.00%	11/15/2036	11,110	13,507,094
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 C, Ref. RB	5.00%	11/15/2036	10,950	13,779,042
Series 2018 C, Ref. RB	5.00%	11/15/2038	5,000	6,250,900
Troy (City of), NY Industrial Development Authority (Rensselaer Polytechnic Institute); Series 2002 E, RB	5.00%	09/01/2031	1,000	1,028,820
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	3,130	3,245,810
Series 2017 A, Ref. RB	5.00%	06/01/2030	5,000	6,040,400
Series 2017 A, Ref. RB	5.00%	06/01/2031	5,000	6,008,750
Series 2017 A, Ref. RB	5.00%	06/01/2032	5,000	5,971,950
Series 2017 A, Ref. RB	5.00%	06/01/2033	5,000	5,941,350
Tuckahoe Union Free School District; Series 2008, GO Bonds (INS - AGC)(a)	4.25%	09/01/2026	20	20,064
Valley Health Development Corp. (Valley Health Services); Series 2000 A, Ref. RB (CEP - GNMA)	6.75%	05/20/2022	35	35,177
Westhampton Beach Union Free School District;
Series 2007, GO Bonds	4.60%	03/01/2026	75	75,242
Series 2007, GO Bonds	4.63%	03/01/2027	10	10,032
White Plains Housing Development Corp. (Battle Hill Houses, Section 8 Assisted); Series 1996 A, Ref. RB	6.65%	02/01/2025	40	43,863
Yonkers (City of), NY; Series 2011 A, GO Bonds(c)(d)	5.00%	10/01/2021	3,000	3,157,020
Yonkers (City of), NY Industrial Development Agency (Monastery Manor Associates, L.P.); Series 2005, RB(b)	5.00%	04/01/2025	1,455	1,460,311

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                     Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Yonkers Economic Development Corp. (Lamartine/Warburton LLC - Charter School of Educational Excellence); Series 2019 A, RB	4.00%	10/15/2029	$200	$ 205,276
				1,562,784,345

Puerto Rico–11.32%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	25,615	25,772,788
Series 2002, RB	5.50%	05/15/2039	38,385	38,621,452
Massachusetts (State of); Series 2006 A, GO CPI-Linked Bonds (CPI Rate + 0.90%), (INS - FGIC)(a)(h)(k)	2.66%	07/01/2021	400	331,800
Puerto Rico (Commonwealth of);
Series 1998, GO Bonds(f)	5.00%	07/01/2028	25	17,750
Series 2007 A, GO Bonds(f)	5.00%	07/01/2024	165	117,356
Series 2007 A, GO Bonds(f)	5.25%	07/01/2029	15	10,706
Series 2008 A, Ref. GO Bonds(f)	5.50%	07/01/2023	10,000	7,137,500
Series 2011 E, Ref. GO Bonds(f)	5.38%	07/01/2030	1,400	918,750
Series 2012 A, Ref. GO Bonds(f)	5.50%	07/01/2026	240	158,400
Puerto Rico (Commonwealth of) Commonwealth Aqueduct & Sewer Authority; Series 2012 A, RB	5.25%	07/01/2024	7,750	8,088,132
Puerto Rico (Commonwealth of) Convention Center District Authority; Series 2006 A, RB (INS - FGIC)(a)(k)	5.00%	07/01/2023	150	121,238
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(a)	5.00%	07/01/2024	500	504,080
Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2021	285	286,379
Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2022	50	50,242
Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2024	280	282,285
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2022	100	100,484
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2023	830	835,387
Series 2008 WW-RSA-1, RB(f)	5.25%	07/01/2025	5,000	3,456,250
Series 2010 DDD, Ref. RB(f)	5.00%	07/01/2022	100	69,000
Series 2016 E-1, RB(f)	10.00%	01/01/2021	1,501	1,146,574
Series 2016 E-2, RB(f)	10.00%	07/01/2021	1,501	1,146,574
Series 2016 E-2, RB(f)	10.00%	01/01/2022	501	382,191
Series 2016 E-4, RB(f)	10.00%	07/01/2022	500	382,191
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(a)	5.00%	07/01/2027	835	840,912
Series 2003, RB(f)	5.75%	07/01/2022	7,995	1,199,250
Series 2003, RB(f)	5.00%	07/01/2023	135	20,250
Series 2003, RB(f)	5.00%	07/03/2028	90	13,500
Series 2005 K, RB(f)	5.00%	07/01/2021	4,355	1,927,087
Series 2005 K, RB(f)	5.00%	07/01/2024	7,760	3,433,800
Series 2005 K, RB(f)	5.00%	07/01/2025	14,545	6,436,162
Puerto Rico (Commonwealth of) Highway & Transportation Authority (Puerto Rico State Infrastructure Bank);
Series 1998, RB(f)	5.00%	07/01/2022	90	13,500
Series 1998, RB(f)	5.00%	07/01/2028	425	63,750
Series 1998, RB (INS - NATL)(a)	5.00%	07/01/2028	50	50,063
Puerto Rico (Commonwealth of) Housing Finance Authority (Capital Fund Modernization Program); Series 2003, RB	5.00%	12/01/2020	85	85,462
Puerto Rico (Commonwealth of) Industrial Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 2000, RB(b)	6.63%	06/01/2026	20,400	21,114,000
Series 2012, Ref. RB	5.00%	10/01/2021	865	880,846
Series 2012, Ref. RB	5.00%	10/01/2022	415	414,610
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System);
Series 2012, Ref. RB	5.00%	04/01/2021	650	658,034
Series 2012, Ref. RB	5.00%	04/01/2022	650	655,584
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ryder Memorial Hospital); Series 1994 A, RB	6.70%	05/01/2024	1,235	1,037,301

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                     Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB(f)	6.25%	10/01/2024	$885	$ 267,713
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(a)	5.25%	08/01/2021	70	70,510
Series 2002 A, RB (INS - AGM)(a)	4.75%	08/01/2022	20	20,065
Series 2002 A, RB (INS - AGM)(a)	5.00%	08/01/2027	500	503,540
Series 2005 A, RB	5.25%	08/01/2024	10,000	8,225,000
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2004 I, RB(f)	5.25%	07/02/2029	10,000	7,812,500
Series 2007 M, Ref. RB(f)	10.00%	07/01/2034	1,400	1,155,000
Series 2007 M-2, Ref. RB (INS - AMBAC)(a)	10.00%	07/01/2035	1,250	1,326,987
Series 2009 P, Ref. RB(f)	6.25%	07/01/2026	50	40,375
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2002 D, Ref. RB(f)	5.13%	07/01/2024	275	213,125
Series 2007 M, Ref. RB(f)	6.25%	07/01/2023	1,270	1,027,113
Series 2007 N, Ref. RB(f)	5.50%	07/01/2025	30	23,700
Puerto Rico Public Finance Corp.; Series 2011 A, RB(f)	6.50%	08/01/2028	105,030	1,932,552
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(l)	0.00%	07/01/2024	246	227,255
Series 2018 A-1, RB(l)	0.00%	07/01/2027	5,930	5,038,069
Series 2018 A-1, RB(l)	0.00%	07/01/2029	6,759	5,366,714
Series 2018 A-1, RB(l)	0.00%	07/01/2031	10,000	7,370,400
Series 2018 A-1, RB(l)	0.00%	07/01/2033	665	450,757
Series 2018 A-1, RB	4.50%	07/01/2034	487	515,431
Series 2018 A-1, RB	4.55%	07/01/2040	246	261,985
Series 2018 A-1, RB(l)	0.00%	07/01/2046	1	287
Series 2018 A-1, RB(l)	0.00%	07/01/2051	1	207
Series 2018 A-1, RB	4.75%	07/01/2053	1,809	1,901,331
Series 2018 A-1, RB	5.00%	07/01/2058	2,074	2,214,410
Series 2019 A-2, RB	4.33%	07/01/2040	2,504	2,629,225
Series 2019 A-2, RB	4.54%	07/01/2053	75	77,758
Series 2019 A-2, RB	4.78%	07/01/2058	1,004	1,057,523
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2022	8,500	8,383,125
Series 2006 Q, RB	5.00%	06/01/2023	7,410	7,298,850
Series 2006 Q, RB	5.00%	06/01/2030	300	294,000
				194,487,127

Virgin Islands–0.82%
Tobacco Settlement Financing Corp.; Series 2001, RB	5.00%	05/15/2031	620	621,283
Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/2037	660	660,337
Virgin Islands (Government of) Public Finance Authority;
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2023	3,380	3,437,527
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2024	850	864,467
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2025	3,760	3,823,845
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2026	1,715	1,744,069
Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note); Series 2015, RB(e)	5.00%	09/01/2033	1,500	1,677,960
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, Ref. RB (INS - NATL)(a)	5.00%	10/01/2027	50	50,847
Series 2006, Ref. RB (INS - NATL)(a)	5.00%	10/01/2028	280	284,735
Series 2012, Ref. RB (INS - AGM)(a)	4.00%	10/01/2022	230	239,113
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Notes);
Series 2009 C, Ref. RB	5.00%	10/01/2022	20	19,809
Series 2010 A, RB	5.00%	10/01/2020	585	585,193

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                     Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–(continued)
Virgin Islands (Government of) Water & Power Authority (Electric System); Series 2003, RB (INS - AMBAC)(a)	4.50%	07/01/2028	$125	$125,225

				14,134,410

Total Municipal Obligations (Cost $1,862,471,565)				1,786,499,622

			Shares
Common Stocks & Other Equity Interests–0.31%
New York–0.31%
CMS Liquidating Trust (Cost $6,838,400)(j)(m)			2,137	5,353,185

TOTAL INVESTMENTS IN SECURITIES(n)–104.30% (Cost $1,869,309,965)				1,791,852,807

FLOATING RATE NOTE OBLIGATIONS–(2.81)%
Notes with interest and fee rates ranging from 0.65% to 0.65% at 08/31/2020 and contractual maturities of collateral ranging from 08/01/2026 to 08/01/2027 (See Note 1K)(o)				(48,250,000)

BORROWINGS–(3.07)%				(52,700,000)

OTHER ASSETS LESS LIABILITIES–1.58%				27,006,284

NET ASSETS –100.00%				$1,717,909,091

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHA	– Federal Housing Adminstration
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $59,944,366, which represented 3.49% of the Fund’s Net Assets.

(f)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2020 was $40,609,171, which represented 2.36% of the Fund’s Net Assets.

(g)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(k)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(l)	Zero coupon bond issued at a discount.
(m)	Non-income producing security.
(n)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

National Public Finance Guarantee Corp.	5.17%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                     Invesco Rochester® Limited Term New York Municipal Fund

(o)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2020. At August 31, 2020, the Fund’s investments with a value of $107,199,055 are held by TOB Trusts and serve as collateral for the $48,250,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2020

Revenue Bonds	84.0%
General Obligation Bonds	10.5
Pre-Refunded Bonds	5.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                     Invesco Rochester® Limited Term New York Municipal Fund

Statement of Assets and Liabilities

August 31, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,869,309,965)	$1,791,852,807

Cash	1,013,138

Receivable for:
Investments sold	2,166,958

Fund shares sold	3,390,166

Interest	20,100,589

Investments matured, at value (Cost $5,676,350)	3,260,726

Investment for trustee deferred compensation and retirement plans	256,385

Other assets	537,976

Total assets	1,822,578,745

Liabilities:
Floating rate note obligations	48,250,000

Payable for:
Borrowings	52,700,000

Dividends	896,846

Fund shares reacquired	1,514,881

Accrued fees to affiliates	688,210

Accrued interest expense	64,741

Accrued trustees’ and officers’ fees and benefits	5,353

Accrued other operating expenses	101,765

Trustee deferred compensation and retirement plans	447,858

Total liabilities	104,669,654

Net assets applicable to shares outstanding	$1,717,909,091

Net assets consist of:
Shares of beneficial interest	$2,168,869,444

Distributable earnings (loss)	(450,960,353)

$1,717,909,091

Net Assets:
Class A	$1,336,969,333

Class C	$148,404,707

Class Y	$232,306,243

Class R6	$228,808

Common shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	440,124,459

Class C	49,147,162

Class Y	76,466,362

Class R6	75,326

Class A:
Net asset value per share	$3.04

Maximum offering price per share (Net asset value of $3.04 ÷ 97.50%)	$3.12

Class C:
Net asset value and offering price per share	$3.02

Class Y:
Net asset value and offering price per share	$3.04

Class R6:
Net asset value and offering price per share	$3.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                     Invesco Rochester® Limited Term New York Municipal Fund

Statement of Operations

For the six months ended August 31, 2020

(Unaudited)

Investment income:
Interest	$ 32,975,603

Expenses:
Advisory fees	3,392,462

Administrative services fees	124,005

Custodian fees	5,697

Distribution fees:
Class A	1,608,335

Class C	870,775

Interest, facilities and maintenance fees	1,202,993

Transfer agent fees – A, C and Y	643,376

Transfer agent fees – R6	44

Trustees’ and officers’ fees and benefits	55,131

Registration and filing fees	51,106

Reports to shareholders	29,742

Professional services fees	43,252

Taxes	2,132

Other	(36,436)

Total expenses	7,992,614

Less: Fees waived and/or expense offset arrangement(s)	(659)

Net expenses	7,991,955

Net investment income	24,983,648

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(1,680,540)

Change in net unrealized appreciation (depreciation) of investment securities	(48,863,426)

Net realized and unrealized gain (loss)	(50,543,966)

Net increase (decrease) in net assets resulting from operations	$(25,560,318)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                     Invesco Rochester® Limited Term New York Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2020, period ended February 29, 2020, and the year ended December 31, 2019

(Unaudited)

	Six Months Ended August 31, 2020	Two Months Ended February 29, 2020	Year Ended December 31, 2019

Operations:
Net investment income	$ 24,983,648	$ 7,649,563	$ 49,442,632

Net realized gain (loss)	(1,680,540)	(7,940,222)	(11,691,002)

Change in net unrealized appreciation (depreciation)	(48,863,426)	42,780,899	84,069,674

Net increase (decrease) in net assets resulting from operations	(25,560,318)	42,490,240	121,821,304

Distributions to shareholders from distributable earnings:
Class A	(19,046,233)	(6,558,733)	(42,982,279)

Class C	(1,866,331)	(715,798)	(7,207,733)

Class Y	(3,517,968)	(1,211,042)	(7,338,117)

Class R6	(2,985)	(673)	(613)

Total distributions from distributable earnings	(24,433,517)	(8,486,246)	(57,528,742)

Share transactions–net:
Class A	4,083,682	6,744,020	125,612,091

Class C	(41,381,416)	(5,524,456)	(194,003,712)

Class Y	2,974,015	6,972,700	47,252,278

Class R6	101,415	578	124,586

Net increase (decrease) in net assets resulting from share transactions	(34,222,304)	8,192,842	(21,014,757)

Net increase (decrease) in net assets	(84,216,139)	42,196,836	43,277,805

Net assets:
Beginning of period	1,802,125,230	1,759,928,394	1,716,650,589

End of period	$1,717,909,091	$1,802,125,230	$1,759,928,394

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                     Invesco Rochester® Limited Term New York Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/20	$3.12	$0.04	$(0.08)	$(0.04)	$(0.04)	$3.04	(1.13)%	$1,336,969	0.89	%(d)	0.89	%(d)	0.75	%(d)	2.96	%(d)	6%
Two months ended 02/29/20	3.06	0.01	0.07	0.08	(0.02)	3.12	2.45	1,370,661	0.76	(e)	0.90	(e)	0.76	(e)	2.67	(e)	1
Year ended 12/31/19	2.95	0.09	0.12	0.21	(0.10)	3.06	7.27	1,338,074	0.75		0.90		0.75		2.91		11
Year ended 12/31/18	2.76	0.08	0.20	0.28	(0.09)	2.95	10.38	1,168,856	0.85		1.03		0.85		2.77		36
Year ended 12/31/17	2.95	0.08	(0.18)	(0.10)	(0.09)	2.76	(3.51)	1,198,772	0.82		0.96		0.82		2.85		9
Year ended 12/31/16	3.01	0.10	(0.05)	0.05	(0.11)	2.95	1.64	1,613,157	0.88		0.98		0.88		3.29		21
Year ended 12/31/15	3.16	0.12	(0.15)	(0.03)	(0.12)	3.01	(1.02)	1,854,409	0.78		0.85		0.78		3.73		9
Class C
Six months ended 08/31/20	3.10	0.03	(0.08)	(0.05)	(0.03)	3.02	(1.51)	148,405	1.65	(d)	1.65	(d)	1.51	(d)	2.20	(d)	6
Two months ended 02/29/20	3.04	0.01	0.06	0.07	(0.01)	3.10	2.34	195,347	1.51	(e)	1.65	(e)	1.51	(e)	1.92	(e)	1
Year ended 12/31/19	2.93	0.06	0.13	0.19	(0.08)	3.04	6.51	197,113	1.51		1.66		1.51		2.15		11
Year ended 12/31/18	2.74	0.06	0.20	0.26	(0.07)	2.93	9.63	377,338	1.61		1.79		1.61		2.02		36
Year ended 12/31/17	2.93	0.06	(0.18)	(0.12)	(0.07)	2.74	(4.27)	432,706	1.57		1.71		1.57		2.13		9
Year ended 12/31/16	3.00	0.08	(0.06)	0.02	(0.09)	2.93	0.55	670,317	1.63		1.73		1.63		2.54		21
Year ended 12/31/15	3.14	0.09	(0.13)	(0.04)	(0.10)	3.00	(1.45)	787,924	1.53		1.60		1.53		2.97		9
Class Y
Six months ended 08/31/20	3.12	0.05	(0.08)	(0.03)	(0.05)	3.04	(1.00)	232,306	0.65	(d)	0.65	(d)	0.51	(d)	3.20	(d)	6
Two months ended 02/29/20	3.06	0.01	0.07	0.08	(0.02)	3.12	2.49	235,989	0.51	(e)	0.65	(e)	0.51	(e)	2.92	(e)	1
Year ended 12/31/19	2.95	0.10	0.12	0.22	(0.11)	3.06	7.53	224,615	0.51		0.66		0.51		3.15		11
Year ended 12/31/18	2.76	0.09	0.20	0.29	(0.10)	2.95	10.65	170,457	0.60		0.78		0.60		3.02		36
Year ended 12/31/17	2.95	0.09	(0.18)	(0.09)	(0.10)	2.76	(3.28)	142,546	0.57		0.71		0.57		3.04		9
Year ended 12/31/16	3.01	0.11	(0.05)	0.06	(0.12)	2.95	1.89	166,668	0.63		0.73		0.63		3.53		21
Year ended 12/31/15	3.16	0.12	(0.14)	(0.02)	(0.13)	3.01	(0.77)	154,422	0.53		0.60		0.53		3.97		9
Class R6
Six months ended 08/31/20	3.12	0.05	(0.08)	(0.03)	(0.05)	3.04	(0.98)	229	0.61	(d)	0.61	(d)	0.47	(d)	3.24	(d)	6
Two months ended 02/29/20	3.06	0.02	0.06	0.08	(0.02)	3.12	2.50	128	0.48	(e)	0.62	(e)	0.48	(e)	2.95	(e)	1
Period ended 12/31/19(f)	3.05	0.06	0.02	0.08	(0.07)	3.06	2.79	125	0.47	(e)	0.62	(e)	0.47	(e)	3.20	(e)	11

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,305,174, $172,735, $222,055 and $186 for Class A, Class C, Class Y and Class R6 shares, respectively.
(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                     Invesco Rochester® Limited Term New York Municipal Fund

Notes to Financial Statements

August 31, 2020

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Rochester® Limited Term New York Municipal Fund, formerly Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund, (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature will change from ten years to eight years. The first conversion of Class C shares to Class A shares would occur at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to

24                     Invesco Rochester® Limited Term New York Municipal Fund

shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

25                     Invesco Rochester® Limited Term New York Municipal Fund

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Other Risks – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $100 million	0.500%
Next $150 million	0.450%
Next $1.75 billion	0.400%
Next $3 billion	0.390%
Next $5 billion	0.380%
Over $10 billion	0.370%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2020, the effective advisory fee rate incurred by the Fund was 0.40%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.82%, 1.57%, 0.57% and 0.47%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

The Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2020, the Adviser reimbursed class level expenses of $0, $0, $0, and $9 of Class A, Class C, Class Y and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the

26                     Invesco Rochester® Limited Term New York Municipal Fund

shareholder. During the six months ended August 31, 2020, IDI advised the Fund that IDI retained $13,067 in front-end sales commissions from the sale of Class A shares and $26,116 and $11,521 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$1,786,499,599	$23	$1,786,499,622

Common Stocks & Other Equity Interests	–	–	5,353,185	5,353,185

Total Investments in Securities	–	1,786,499,599	5,353,208	1,791,852,807

Other Investments – Assets

Investments Matured	–	3,260,726	0	3,260,726

Total Investments	$–	$1,789,760,325	$5,353,208	$1,795,113,533

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $650.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances and Borrowings

The Fund has entered into a $2.5 billion revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Funds, and which will expire on February 25, 2021. The revolving credit and security agreement is secured by the assets of the Fund.

During the six months ended August 31, 2020, the average daily balance of borrowing under the revolving credit and security agreement was $44,683,152 with a weighted interest rate of 1.30%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2020 were $48,250,000 and 0.95%, respectively.

The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

27                     Invesco Rochester® Limited Term New York Municipal Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 29, 2020, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$30,054,661	$368,007,941	$398,062,602

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2020 was $102,046,202 and $130,284,132, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$79,422,586

Aggregate unrealized (depreciation) of investments	(170,263,613)

Net unrealized appreciation (depreciation) of investments	$(90,841,027)

Cost of investments for tax purposes is $1,885,954,560.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Two months ended		Year ended
	August 31, 2020(a)		February 29, 2020		December 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	17,578,677	$53,046,387	7,436,592	$23,018,905	38,639,062	$117,325,551

Class C	2,958,443	8,870,882	1,340,683	4,123,225	7,643,214	23,018,840

Class Y	11,529,274	34,783,903	4,369,871	13,520,947	28,162,858	85,436,352

Class R6(b)	33,688	99,603	-	-	40,727	124,218

Issued as reinvestment of dividends:
Class A	3,875,385	11,601,050	1,684,259	5,237,836	11,929,412	36,361,392

Class C	413,165	1,227,941	178,358	551,094	2,035,685	6,144,165

Class Y	729,983	2,185,036	333,563	1,037,394	2,189,621	6,676,525

Class R6(b)	605	1,812	186	578	120	368

Automatic conversion of Class C shares to Class A shares:
Class A	11,787,438	35,655,200	1,563,838	4,855,276	51,971,451	159,265,381

Class C	(11,862,849)	(35,655,200)	(1,573,978)	(4,855,276)	(52,309,312)	(159,265,381)

Reacquired:
Class A	(32,124,202)	(96,218,955)	(8,517,145)	(26,367,997)	(61,599,101)	(187,340,233)

Class C	(5,311,622)	(15,825,039)	(1,738,856)	(5,343,499)	(21,200,802)	(63,901,336)

Class Y	(11,372,125)	(33,994,924)	(2,448,632)	(7,585,641)	(14,756,792)	(44,860,599)

Net increase (decrease) in share activity	(11,764,140)	$(34,222,304)	2,628,739	$8,192,842	(7,253,857)	$(21,014,757)

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 56% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

(b)	Commencement date after the close of business on May 24, 2019.

NOTE 10—Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

28                     Invesco Rochester® Limited Term New York Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (03/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/20)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/20)	Expenses Paid During Period[2]
Class A	$1,000.00	$988.70	$4.46	$1,020.72	$4.53	0.89%
Class C	1,000.00	984.90	8.26	1,016.89	8.39	1.65
Class Y	1,000.00	990.00	3.26	1,021.93	3.31	0.65
Class R6	1,000.00	990.20	3.06	1,022.13	3.11	0.61

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

29                     Invesco Rochester® Limited Term New York Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® Limited Term New York Municipal Fund’s (formerly, Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays 5 Year Municipal Bond Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional

30                     Invesco Rochester® Limited Term New York Municipal Fund

information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

31                     Invesco Rochester® Limited Term New York Municipal Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROLTNYM-SAR-1

Semiannual Report to Shareholders	August 31, 2020

Invesco Rochester® Municipal Opportunities Fund
Effective September 30, 2020, Invesco Oppenheimer Rochester® High Yield Municipal Fund was renamed Invesco Rochester® Municipal Opportunities Fund.
Nasdaq:
A: ORNAX ∎ C: ORNCX ∎ Y: ORNYX ∎ R5: IORHX ∎ R6: IORYX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
41	Financial Statements
45	Financial Highlights
46	Notes to Financial Statements
52	Fund Expenses
53	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                     Invesco Rochester® Municipal Opportunities Fund

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/29/20 to 8/31/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.74%
Class C Shares	-4.02
Class Y Shares	-3.61
Class R5 Shares	-3.69
Class R6 Shares	-3.56
Bloomberg Barclays Municipal Bond Index▼	0.19
U.S. Consumer Price Index∎	0.48

Source(s): ▼RIMES Technologies Corp; ∎Bloomberg L.P.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

  The U.S. Consumer Price Index is a measure of change in consumer prices as determined by the U.S. Bureau of Labor Statistics.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                     Invesco Rochester® Municipal Opportunities Fund

Average Annual Total Returns
As of 8/31/20, including maximum applicable sales charges

Class A Shares
Inception (10/1/93)	4.80%
10 Years	6.57
5 Years	7.24
1 Year	-2.29

Class C Shares
Inception (8/29/95)	4.76%
10 Years	6.28
5 Years	7.45
1 Year	0.43

Class Y Shares
Inception (11/29/10)	7.89%
5 Years	8.41
1 Year	2.27

Class R5 Shares
10 Years	7.11%
5 Years	8.29
1 Year	2.60

Class R6 Shares
10 Years	7.08%
5 Years	8.24
1 Year	2.33

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester High Yield Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® High Yield Municipal Fund (the Fund). Returns shown above, prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco Rochester® Municipal Opportunities Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing

HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                     Invesco Rochester® Municipal Opportunities Fund

Schedule of Investments

August 31, 2020

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–110.16%(a)
Alabama–4.00%
Alabama (State of) Port Authority;
Series 2017 A, Ref. RB (INS - AGM)(b)(c)	5.00%	10/01/2028	$2,710	$ 3,392,053
Series 2017 A, Ref. RB (INS - AGM)(b)(c)	5.00%	10/01/2029	2,380	2,954,794
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority;
Series 2018 A, RB	4.00%	07/01/2043	7,040	7,065,555
Series 2018 A, RB	5.00%	07/01/2048	28,620	30,648,872
Series 2018 D, RB	5.00%	05/01/2035	1,365	1,632,363
Series 2018 D, RB	5.00%	05/01/2036	1,170	1,393,950
Birmingham (City of), AL;
Series 2018 B, GO Wts.	5.00%	12/01/2036	1,700	2,120,257
Series 2018 B, GO Wts.	5.00%	12/01/2037	1,535	1,908,987
Series 2018 B, GO Wts.	5.00%	12/01/2038	1,575	1,953,520
Series 2018 B, GO Wts.	5.00%	12/01/2043	5,190	6,361,539
Birmingham-Jefferson Civic Center Authority; Series 2018, RB	5.00%	05/01/2048	12,870	14,958,157
Homewood (City of), AL Educational Building Authority (Samford University); Series 2017 A, Ref. RB	5.00%	12/01/2047	4,500	5,068,620
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	7,500	6,536,775
Jefferson (County of), AL;
Series 2013 A, Revenue Wts. (INS - AGM)(c)	5.50%	10/01/2053	5,000	5,582,050
Series 2013 C, Wts. (INS - AGM)(c)(d)	6.75%	10/01/2046	20,045	19,633,677
Series 2013 C, Wts. (INS - AGM)(c)(d)	6.90%	10/01/2050	17,500	17,114,125
Series 2013 D, Wts.	7.00%	10/01/2051	25,000	29,555,000
Series 2013 D, Wts.	6.50%	10/01/2053	31,500	36,743,175
Series 2013 F, Revenue Wts.(d)	7.50%	10/01/2039	21,895	21,569,859
Series 2013 F, Revenue Wts.(d)	7.75%	10/01/2046	30,000	29,375,400
Series 2013-F, Revenue Wts.(d)	7.90%	10/01/2050	24,050	23,505,267
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.25%	08/01/2030	500	508,100
Series 2016 A, RB	5.50%	08/01/2035	1,300	1,312,064
Muscle Shoals, Sheffield & Tuscumbia Solid Waste Disposal Authority (Cherokee Industrial Landfill);
Series 2020 A, RB(b)(e)	6.00%	05/01/2040	6,000	6,122,820
Series 2020 B, RB(e)	8.00%	05/01/2029	1,780	1,793,564
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	13,365	14,877,383
				293,687,926

Alaska–0.12%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.);
Series 2007 C, RB(f)	5.88%	12/01/2027	1,650	82,500
Series 2007 C, RB(f)	6.00%	12/01/2036	500	25,000
Alaska (State of) Municipal Bond Bank Authority;
Series 2016 4, Ref. RB(b)	5.00%	12/01/2030	1,755	2,096,154
Series 2016 4, Ref. RB(b)	5.00%	12/01/2031	1,365	1,621,443
Series 2016 4, Ref. RB(b)	5.00%	12/01/2032	1,960	2,318,053
Series 2016 4, Ref. RB(b)	5.00%	12/01/2033	2,055	2,422,454
				8,565,604

Arizona–2.06%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(e)	5.50%	07/01/2038	1,165	1,259,784
Series 2018 B, RB(e)	5.63%	07/01/2048	2,250	2,418,705
Series 2018 B, RB(e)	5.75%	07/01/2053	3,500	3,776,395

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(e)	5.13%	08/01/2038	$2,515	$ 2,640,800
Series 2018 A, RB(e)	5.25%	08/01/2048	3,945	4,108,007
Arizona (State of) Industrial Development Authority (Franklin Phonetic Charter School);
Series 2017, Ref. RB(e)	5.50%	07/01/2037	580	610,259
Series 2017, Ref. RB(e)	5.75%	07/01/2047	680	713,157
Series 2017, Ref. RB(e)	5.88%	07/01/2052	645	679,172
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence - Parker Colorado Campus); Series 2019, RB(e)	5.00%	07/01/2054	3,000	3,089,100
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(e)	5.25%	12/15/2038	1,415	1,510,739
Series 2018 A, RB(e)	5.50%	12/15/2048	2,260	2,410,403
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC);
Series 2019 A, RB (INS - BAM)(c)	5.00%	06/01/2049	2,250	2,632,433
Series 2019 A, RB (INS - BAM)(c)	5.00%	06/01/2058	1,930	2,252,387
Cadence Community Facilities District (Assessment District No. 1); Series 2019, RB	4.50%	07/01/2043	445	456,396
East San Luis (City of), AZ Community Facilities District (Assessment Area One);
Series 2007, RB(f)(g)	6.38%	01/01/2028	800	729,416
Series 2009, Ref. RB(f)(g)	8.50%	01/01/2028	140	91,000
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2045	3,100	3,209,678
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools);
Series 2018 A, RB	5.00%	02/15/2038	500	560,770
Series 2018 A, RB	5.00%	02/15/2048	1,200	1,322,592
Maricopa (County of), AZ Industrial Development Authority (Christian Care Surprise, Inc.); Series 2016, RB(e)	6.00%	01/01/2048	11,475	11,100,226
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB	5.00%	07/01/2037	220	262,084
Series 2017 C, RB	5.00%	07/01/2048	405	473,510
Maricopa (County of), AZ Industrial Development Authority (Immanuel Campus of Care); Series 2006 B, Ref. RB(f)(g)	8.50%	04/20/2041	1,870	1,290,300
Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.25%	07/01/2024	187	187,262
Merrill Ranch Community Facilities District No. 2; Series 2016, GO Bonds	5.25%	07/15/2040	810	937,656
Merrill Ranch Community Facilities District No. 2 (Assessment Area One);
Series 2006, RB	5.25%	07/01/2024	166	166,212
Series 2006, RB	5.30%	07/01/2030	409	409,384
Parkway Community Facilities District;
Series 2006, GO Bonds	5.30%	07/15/2025	420	378,399
Series 2006, GO Bonds	5.35%	07/15/2031	350	285,866
Phoenix (City of), AZ Industrial Development Authority (Downtown Phoenix Student Housing, LLC- Arizona State University); Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,059,680
Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	1,665	1,665,882
Phoenix (City of), AZ Industrial Development Authority (Freedom Academy, Inc.); Series 2016, RB(e)	5.50%	07/01/2046	4,135	4,366,395
Phoenix (City of), AZ Industrial Development Authority (Gourmet Boutique West LLC); Series 2007 B, IDR(b)	5.88%	11/01/2037	2,770	2,442,337
Phoenix (City of), AZ Industrial Development Authority (Leman Academy of Excellence - Oro Valley);
Series 2019 A, RB(e)	5.00%	07/01/2049	595	607,513
Series 2019 A, RB(e)	5.00%	07/01/2054	530	540,680
Phoenix (City of), AZ Industrial Development Authority (Vista College Preparatory); Series 2018 A, RB	5.00%	07/01/2048	1,185	1,401,085
Phoenix Civic Improvement Corp.;
Series 2018, RB(b)	5.00%	07/01/2048	10,000	11,854,900
Series 2020, RB	5.00%	07/01/2044	7,500	9,787,050
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(e)	5.63%	06/15/2045	2,250	2,342,993
Series 2017, RB(e)	5.00%	06/15/2052	2,970	2,976,296

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB(h)	5.38%	07/01/2031	$4,070	$ 4,195,478
Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB	5.00%	06/15/2037	1,550	1,739,984
Series 2017 C, RB	5.00%	12/15/2047	2,830	3,136,263
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.50%	09/01/2046	2,400	2,417,040
Pima (County of), AZ Industrial Development Authority (Milestones Charter School Refunding); Series 2017 A, Ref. RB(e)	6.50%	11/01/2047	5,530	5,669,135
Pima (County of), AZ Industrial Development Authority (New Plan Learning, Inc.); Series 2011 A, RB	8.13%	07/01/2041	2,950	2,949,587
Pima (County of), AZ Industrial Development Authority (P.L.C. Charter Schools);
Series 2016, Ref. RB(e)	6.00%	12/01/2036	3,315	3,497,955
Series 2016, Ref. RB(e)	6.00%	12/01/2046	6,310	6,565,492
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2015, RB(e)	6.00%	07/01/2035	1,025	1,082,820
Series 2015, RB(e)	6.13%	07/01/2045	3,310	3,460,572
Series 2019, RB	5.13%	07/01/2039	650	655,902
Series 2019, RB	5.25%	07/01/2049	810	813,362
Pinal (County of), AZ Industrial Development Authority (San Manuel Facility); Series 2006, RB(b)	6.25%	06/01/2026	500	535,300
Pinal (County of), AZ Industrial Development Authority (WOF SW GGP1 LLC) (Green Bonds); Series 2018, RB(b)(e)	7.25%	10/01/2033	20,000	16,232,000
Show Low Bluff Community Facilities District (Assessment Area One); Series 2007, RB(e)	5.60%	07/01/2031	206	185,346
Southside Community Facilities District No. 1; Series 2008, RB	7.25%	07/01/2032	1,022	566,188
Tempe (City of), AZ Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB	6.00%	12/01/2032	695	707,447
Series 2012 A, Ref. RB	6.25%	12/01/2042	1,550	1,573,746
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(e)	6.00%	10/01/2037	1,010	1,051,844
Series 2017 A, RB(e)	6.13%	10/01/2052	2,360	2,425,915
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds(e)	6.00%	07/15/2027	1,800	1,889,604
Series 2013 B, GO Bonds(e)	5.70%	07/15/2029	675	698,740
Series 2013 B, GO Bonds(e)	6.00%	07/15/2033	610	629,361
				151,685,984

Arkansas–0.05%
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(f)(g)	6.25%	02/01/2038	4,860	3,547,800

California–11.92%
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1); Series 2000 A, RB	6.20%	05/01/2031	165	165,277
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(i)	0.00%	06/01/2055	212,950	16,216,142
California (County of), CA Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, RB(i)	0.00%	06/01/2033	6,155	2,961,109
California (State of); Series 2019, GO Bonds	5.00%	04/01/2049	3,200	4,024,576
California (State of) County Tobacco Securitization Agency;
Series 2006 A, RB(i)	0.00%	06/01/2050	520,920	84,738,056
Series 2006 B, RB(i)	0.00%	06/01/2050	107,400	15,122,994
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	2,720	2,722,638
Series 2002, RB	6.00%	06/01/2042	19,120	19,138,546
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.13%	06/01/2038	5,000	5,000,850
Series 2006 A, RB(i)	0.00%	06/01/2046	127,310	24,536,456
Series 2006 B, RB(i)	0.00%	06/01/2046	33,920	6,295,552
Series 2006 C, RB(i)	0.00%	06/01/2055	215,100	19,563,345

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Gold Country Funding Corp.); Series 2006, RB	5.25%	06/01/2046	$7,000	$ 7,000,140
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	6,425	6,431,232
California (State of) Enterprise Development Authority (Sunpower Corp. - Headquarters); Series 2010, RB	8.50%	04/01/2031	9,125	9,226,014
California (State of) Housing Finance Agency; Series 2019 A-1, RB	4.25%	01/15/2035	598	674,803
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(b)	5.00%	12/31/2043	10,800	12,410,064
Series 2018 A, RB(b)	5.00%	12/31/2047	2,750	3,146,935
Series 2018 B, RB(b)	5.00%	06/01/2048	2,575	2,942,427
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2017, RB (Acquired 08/15/2017; Cost $3,000,000)(b)(e)(f)	8.00%	12/01/2027	3,000	900,000
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(b)(e)(f)	7.50%	07/01/2032	6,075	3,523,500
Series 2017, RB(b)(e)(f)	8.00%	07/01/2039	14,995	8,697,100
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(e)	6.50%	07/01/2050	4,130	4,501,824
California (State of) School Finance Authority (Grimmway Schools); Series 2016 A, RB(e)	5.25%	07/01/2051	5,945	6,211,336
California (State of) School Finance Authority (Kepler Neighborhood School);
Series 2017 A, RB(e)	5.00%	05/01/2027	370	391,438
Series 2017 A, RB(e)	5.75%	05/01/2037	900	974,862
Series 2017 A, RB(e)	5.88%	05/01/2047	1,230	1,319,778
California (State of) School Finance Authority (Rocketship Education);
Series 2017 A, RB(e)	5.13%	06/01/2047	595	624,976
Series 2017 A, RB(e)	5.25%	06/01/2052	665	700,977
California (State of) Statewide Communities Development Authority (Guidance Charter School);
Series 2017 A, RB (Acquired 03/09/2017; Cost $4,020,000)(e)(f)(g)	6.50%	07/01/2037	4,020	1,567,800
Series 2017 A, RB (Acquired 03/09/2017; Cost $14,690,000)(e)(f)(g)	6.75%	07/01/2052	14,690	5,729,100
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(e)	5.25%	07/01/2052	1,450	1,420,232
California (State of) Statewide Communities Development Authority (River Run Senior Apartments - Corona); Series 2003, RB(b)	6.75%	09/01/2037	10	10,016
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	7,505	7,721,970
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2002, RB	6.00%	05/01/2043	100	100,910
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	4,515	4,531,660
Series 2002 B, RB	6.00%	05/01/2043	12,030	12,139,473
California Infrastructure & Economic Development Bank; Series 2017, RB(j)	5.00%	05/15/2052	31,530	38,534,390
City of Los Angeles Department of Airports;
Series 2018 C, RB(b)(j)	5.00%	05/15/2044	55,750	66,169,118
Series 2018, Ref. RB(b)(j)	5.00%	05/15/2043	25,000	30,381,000
County of Santa Clara CA; Series 2013 B, GO Bonds(j)	4.00%	08/01/2040	15,920	16,664,897
Del Mar Race Track Authority; Series 2015, Ref. RB	5.00%	10/01/2038	4,075	3,929,156
Desert Hot Springs (City of), CA Redevelopment Agency Successor Agency; Series 2017, Ref. RB (INS - BAM)(c)	5.00%	09/01/2030	1,215	1,511,484
Fremont Union High School District; Series 2013, GO Bonds(j)	4.00%	08/01/2043	18,275	19,835,868
Fresno Unified School District; Series 2016 B, Ref. GO Bonds(i)	0.00%	08/01/2042	7,780	3,865,415
Garden Grove Unified School District (Election of 2016); Series 2019, GO Bonds	4.00%	08/01/2048	4,625	5,254,925
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB	5.30%	06/01/2037	31,350	32,496,469
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	555	678,399
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	1,100	1,104,136
Long Beach (City of), CA (Green Bonds); Series 2017 B, RB(b)	5.00%	05/15/2043	4,000	4,576,000
Los Angeles (City of), CA (Community Facilities District No. 8); Series 2010, RB	5.75%	09/01/2040	1,625	1,650,578
Los Angeles (City of), CA Department of Airports; Series 2016 A, RB(b)	5.00%	05/15/2033	1,500	1,770,450
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(b)	5.00%	05/15/2035	1,000	1,222,750
Series 2018 A, RB(b)	5.00%	05/15/2036	1,385	1,687,152

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Water & Power; Series 2017 A, RB	5.00%	07/01/2047	$10,000	$ 12,127,700
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building);
Series 2018 A, RB	5.00%	12/01/2043	13,345	16,537,391
Series 2018 A, RB	5.00%	12/01/2051	7,875	9,660,893
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	10,000	11,840,000
Maywood (City of), CA Public Financing Authority (Infrastructure Refinancing); Series 2008 A, Ref. RB	7.00%	09/01/2038	255	255,102
Morongo Band of Mission Indians (The); Series 2018 A, RB(e)	5.00%	10/01/2042	4,500	4,938,210
Northern California Tobacco Securitization Authority; Series 2005 A-1, RB	5.38%	06/01/2038	10,200	10,242,024
Placer (County of), CA (Placer Corporate Center Assessment District No. 1); Series 2000, RB	6.50%	09/02/2030	45	45,470
Regional Airports Improvement Corp. (Los Angeles International Airport - Continental Airlines, Inc. Cargo Facilities); Series 1994, RB(b)	9.25%	08/01/2024	5,485	5,506,830
Rialto (City of), CA Redevelopment Agency Successor Agency; Series 2018, Ref. RB	5.00%	09/01/2037	3,975	4,876,013
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	10,000	11,090,200
Sacramento (City of), CA Municipal Utility District; Series 2020 H, RB	5.00%	08/15/2050	30,000	39,125,700
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	8.00%	12/01/2031	2,000	2,130,580
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2018 D, RB(b)	5.00%	05/01/2048	4,700	5,584,446
Series 2019 E, RB(b)	5.00%	05/01/2050	58,000	69,947,420
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, RB(h)(k)	6.75%	02/01/2021	750	770,378
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, RB(h)(k)	7.00%	02/01/2021	1,000	1,027,560
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(i)	0.00%	06/01/2036	60,785	25,383,816
Series 2007 A, RB(i)	0.00%	06/01/2047	58,990	13,122,325
Series 2007 B, RB(i)	0.00%	06/01/2047	13,505	2,889,125
Series 2007 C, RB(i)	0.00%	06/01/2056	61,600	6,708,240
State of California;
Series 2020, Ref. GO Bonds(j)	4.00%	03/01/2037	12,500	15,138,625
Series 2020, Ref. GO Bonds(j)	4.00%	03/01/2038	15,000	18,103,800
Series 2020, Ref. GO Bonds(j)	4.00%	03/01/2040	13,000	15,618,330
Stockton Unified School District;
Series 2011 D, GO Bonds (INS - AGM)(c)(i)	0.00%	08/01/2037	6,245	4,390,360
Series 2011 D, GO Bonds (INS - AGM)(c)(i)	0.00%	08/01/2038	12,115	8,265,943
Series 2011 D, GO Bonds (INS - AGM)(c)(i)	0.00%	08/01/2041	14,735	9,165,317
Series 2011 D, GO Bonds (INS - AGM)(c)(i)	0.00%	08/01/2043	17,145	9,997,935
Vacaville Unified School District;
Series 2020 D, GO Bonds	4.00%	08/01/2042	1,000	1,164,270
Series 2020 D, GO Bonds	4.00%	08/01/2045	1,850	2,141,801
West Hollywood (City of), CA Community Development Department (East Side Redevelopment); Series 2011 A, RB	7.50%	09/01/2042	3,500	3,739,050
				876,251,149

Colorado–4.60%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	4.50%	12/01/2030	2,485	2,487,883
Series 2020 A, GO Bonds	5.25%	12/01/2049	4,200	4,216,380
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,930,486
Amber Creak Metropolitan District;
Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,075	1,086,460
Series 2017 B, GO Bonds	7.75%	12/15/2047	515	523,575
Arista Metroplitan District;
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2038	1,240	1,281,466
Series 2018 A, Ref. GO Bonds	5.13%	12/01/2048	3,500	3,591,070
Banning Lewis Ranch Metropolitan District No. 4; Series 2018 A, GO Bonds	5.75%	12/01/2048	3,260	3,396,627
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,286,992
Series 2018 B, GO Bonds	8.00%	12/15/2048	500	514,865
Base Village Metropolitan District No. 2; Series 2016 A, Ref. GO Bonds	5.75%	12/01/2046	3,100	3,208,066

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(d)(e)	6.75%	12/01/2049	$3,785	$ 2,769,712
Belleview Village Metropolitan District; Series 2020, GO Bonds(e)	4.95%	12/01/2050	870	873,445
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	3,000	3,130,440
Blue Lake Metropolitan District No. 2; Series 2016 B, GO Bonds	8.00%	12/15/2046	500	512,900
Blue Lake Metropolitan District No. 3; Series 2018 A, GO Bonds	5.25%	12/01/2048	1,750	1,516,970
BNC Metropolitan District No. 1; Series 2017 B, GO Bonds	7.38%	12/15/2047	551	561,998
Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	679,735
Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds	5.00%	12/01/2049	1,750	1,770,772
Bromley Park Metropolitan District No. 2; Series 2018 B, Ref. GO Bonds	6.38%	12/15/2047	1,000	1,026,070
Broomfield (City and County of), CO Midcities Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	7.75%	12/15/2046	1,919	1,954,328
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	2,734	2,783,349
Canyons Metropolitan District No. 5; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,500	4,699,080
Canyons Metropolitan District No. 6; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	2,000	2,088,480
Cherrylane Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2047	1,345	1,371,443
Series 2018 B, GO Bonds	7.38%	12/15/2047	574	584,361
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,995	4,277,167
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	618,933
Clear Creek Station Metropolitan District No. 2; Series 2017 B, GO Bonds	7.38%	12/15/2047	500	511,510
Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	1,500	1,487,475
Colorado (State of) Health Facilities Authority; Series 2019 A, Ref. RB	4.00%	01/01/2037	3,050	3,567,219
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2044	5,190	6,258,725
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2019 B, Ref. RB	4.00%	01/01/2040	3,000	3,475,380
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	705	594,886
Colorado (State of) International Center Metropolitan District No. 3; Series 2018 B, GO Bonds	7.50%	12/15/2038	1,040	1,066,239
Copper Ridge Metropolitan District;
Series 2019, RB	5.00%	12/01/2039	4,250	4,042,855
Series 2019, RB	5.00%	12/01/2043	1,750	1,644,562
Copperleaf Metropolitan District No. 3;
Series 2017 A, GO Bonds	5.00%	12/01/2037	500	512,710
Series 2017 A, GO Bonds	5.13%	12/01/2047	700	713,314
Series 2017 B, GO Bonds	7.63%	12/15/2047	506	518,443
Country Club Highlands Metropolitan District; Series 2007, GO Bonds(g)(l)	7.25%	12/01/2037	1,025	871,250
Creekside Village Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,260	1,289,119
Series 2019 A, GO Bonds	5.00%	12/01/2049	2,165	2,191,088
Series 2019, GO Bonds	7.75%	12/15/2049	616	621,655
Cundall Farms Metropolitan District;
Series 2017 B, GO Bonds	7.38%	12/15/2047	750	760,395
Series 2017 C, GO Bonds	12.00%	12/15/2049	792	794,780
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(b)	5.00%	10/01/2032	3,000	3,035,880
Denver Connection West Metropolitan District; Series 2017 A, GO Bonds	5.38%	08/01/2047	1,250	1,285,225
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2038	1,360	1,415,202
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,208,597
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,290	2,372,715
Deutsche Bank Spears/Lifers Trust; Series 2013, RB(e)(j)	5.25%	12/01/2035	14,350	17,157,506
Dinosaur Ridge Metropolitan District; Series 2019 A, Ref. RB	5.00%	06/01/2049	1,285	1,298,094
Dublin North Metropolitan District No. 2; Series 2018 A, GO Bonds	5.13%	12/01/2047	1,687	1,714,346
Eagle River Water and Sanitation District;
Series 2020 A, RB (INS -AGM)(c)	4.00%	12/01/2045	1,250	1,480,388
Series 2020 A, RB (INS -AGM)(c)	4.00%	12/01/2049	2,200	2,587,376
Elbert (County of), CO & Highway 86 Commercial Metropolitan District; Series 2008 A, RB(g)(l)	7.50%	12/01/2032	4,475	3,356,250
Elbert (County of), CO & Highway 86 Metropolitan District; Series 2016, Ref. GO Bonds(e)	5.75%	12/01/2046	2,600	2,786,810
Erie (Town of), CO Farm Metropolitan District;
Series 2016 A, GO Bonds	5.50%	12/01/2045	2,000	2,048,060
Series 2016 B, GO Bonds	7.75%	12/15/2045	600	611,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	$3,100	$ 3,086,515
First Creek Village Metropolitan District; Series 2019 B, GO Bonds	6.75%	08/01/2049	515	541,806
Fitzsimons Village Metropolitan District No. 1; Series 2020, Ref. GO Bonds	5.00%	12/01/2049	1,040	1,047,758
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(e)	6.00%	12/01/2049	2,965	3,006,718
Forest Trace Metropolitan District No. 3; Series 2020 B, GO Bonds	7.88%	12/15/2049	933	941,621
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. GO Bonds	7.25%	12/01/2040	1,780	1,788,722
Godding Hollow Metropolitan District (In The Town of Frederick); Series 2018, GO Bonds	6.50%	12/01/2034	920	946,459
Green Valley Ranch East Metropolitan District No. 6; Series 2020 A, GO Bonds	5.88%	12/01/2050	3,325	3,432,996
Haskins Station Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	925	931,059
Hawthorn Metropolitan District No. 2; Series 2017 C, GO Bonds	10.00%	12/15/2051	928	938,969
Highlands-Mead Metropolitan District;
Series 2020 B, GO Bonds(e)	7.75%	12/15/2050	515	516,792
Series 2020, GO Bonds	5.13%	12/01/2050	1,395	1,400,441
Home Place Metropolitan District; Series 2020 A, GO Bonds	5.75%	12/01/2050	2,340	2,422,508
Hunters Overlook Metropolitan District No. 5; Series 2019 B, GO Bonds	8.50%	12/15/2049	1,825	1,841,899
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	5,015	5,210,184
Iliff Commons Metropolitan District No. 3; Series 2016 A, GO Bonds	6.00%	12/01/2046	772	785,533
Interpark Metropolitan District; Series 2018, GO Bonds(e)	5.50%	12/01/2048	2,235	2,300,642
Interquest South Business Improvement District; Series 2017, GO Bonds	5.00%	12/01/2047	1,365	1,379,442
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	9,910	9,963,712
Karl’s Farm Metropolitan District No. 2; Series 2020 A, GO Bonds(e)	5.63%	12/01/2050	1,695	1,726,917
Lewis Pointe Metropolitan District; Series 2017, GO Bonds	7.75%	12/15/2047	1,619	1,546,210
Leyden Ranch Metropolitan District;
Series 2017 B, GO Bonds	7.00%	12/15/2047	500	509,560
Series 2017 C, GO Bonds	11.00%	12/15/2050	600	583,968
Leyden Rock Metropolitan District No. 10;
Series 2016 B, GO Bonds	7.25%	12/15/2045	1,195	1,224,935
Series 2017 C, Ref. GO Bonds	10.75%	12/15/2049	1,025	1,030,535
Littleton Village Metropolitan District No. 2; Series 2018, Ref. GO Bonds	7.63%	12/15/2028	1,140	1,185,680
Lochbuie Station Residential Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,185	1,205,489
Series 2020 B, GO Bonds	8.00%	12/15/2050	521	529,159
Meadowlark Metropolitan District;
Series 2020 A, GO Bonds	5.13%	12/01/2050	750	752,925
Series 2020 B, GO Bonds	7.63%	12/15/2050	607	609,125
Millers Landing Business Improvement District;
Series 2018 A, RB(e)	6.00%	12/01/2048	8,065	8,211,057
Series 2018 B, RB(e)	8.00%	12/01/2048	2,185	2,206,937
Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,452,128
Mountain Shadows Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2046	1,000	1,019,840
Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	980	988,536
North Holly Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2048	1,760	1,811,797
Painted Prairie Public Improvement Authority; Series 2019, RB	5.00%	12/01/2049	17,000	17,668,610
Penrith Park Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,705	1,725,221
Series 2019 B, GO Bonds	8.75%	12/15/2049	900	902,799
Potomac Farms Metropolitan District;
Series 2007 A, Ref. GO Bonds	7.25%	12/01/2037	1,590	1,442,082
Series 2007 B, Ref. GO Bonds	7.63%	12/01/2023	165	161,990
Powhaton Road Metropolitan District No. 2; Series 2019 A, GO Bonds	5.63%	12/01/2048	2,290	2,381,966
Prairie Farm Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2048	2,290	2,411,095
Series 2018 B, GO Bonds	7.38%	12/15/2048	1,270	1,329,220
Prairiestar Metropolitan District No. 2; Series 2016, GO Bonds	5.75%	12/01/2046	2,595	2,685,462
PV-ERU Holding Trust; Series 2019, RB(i)	0.00%	02/14/2039	12,585	2,642,850
Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,285	2,293,820
Rendezvous Metropolitan District No. 4; Series 2018 A, GO Bonds	5.63%	12/01/2048	4,340	4,508,913
Ritoro Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	2,000	2,043,480

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Sabell Metropolitan District;
Series 2020 A, GO Bonds(e)	5.00%	12/01/2050	$1,060	$ 1,074,766
Series 2020 B-3, GO Bonds(e)	8.25%	12/15/2050	605	588,223
Second Creek Farm Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2049	6,195	6,269,650
Series 2019 B, GO Bonds	7.63%	12/15/2049	1,696	1,707,584
Settler’s Crossing Metropolitan District No. 1;
Series 2020 A, GO Bonds(e)	5.13%	12/01/2050	1,630	1,652,722
Series 2020 B, GO Bonds	7.63%	12/15/2050	598	601,145
Sheridan Station West Metropolitan District; Series 2017, GO Bonds	6.00%	12/01/2047	1,200	1,226,364
Sky Ranch Community Authority Board;
Series 2019 B, RB	7.63%	12/15/2049	880	889,187
Series 2019, RB	5.00%	12/01/2049	2,835	2,884,981
Sorrel Ranch Metropolitan District; Series 2006, GO Bonds(f)(g)	6.75%	12/15/2036	1,720	481,600
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,884,784
South Timnath Metropolitan District No. 1;
Series 2019 A, GO Bonds	5.50%	12/01/2048	1,000	1,038,210
Series 2019 B, GO Bonds	8.00%	12/15/2048	2,208	2,262,471
Southglenn Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2036	810	826,443
Spring Valley Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,360	1,388,111
Series 2020 B, GO Bonds	8.50%	12/15/2049	1,330	1,344,750
Spring Valley Metropolitan District No. 4;
Series 2020 A, GO Bonds	5.13%	12/01/2050	1,775	1,778,461
Series 2020 B, GO Bonds(e)	7.63%	12/15/2050	2,810	2,820,453
STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	3,901,175
Stone Creek Metropolitan District;
Series 2018 A, GO Bonds	5.63%	12/01/2047	2,000	2,077,100
Series 2018, GO Bonds	7.88%	12/15/2047	600	625,296
Tabernash Meadows Water & Sanitation District; Series 2010, Ref. GO Bonds(h)(k)	7.13%	12/01/2020	650	660,933
Table Mountain Metropolitan District; Series 2016 B, GO Bonds	7.75%	12/15/2045	569	585,012
Tailholt Metropolitan District No. 3; Series 2018 A, GO Bonds	6.00%	12/01/2048	7,550	7,872,007
Tallyn’s Reach Metropolitan District No. 3;
Series 2013, Ref. GO Bonds	5.00%	12/01/2033	294	301,321
Series 2016 A, GO Bonds	6.75%	11/01/2038	716	732,117
Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	2,150	2,198,267
Thompson Crossing Metropolitan District No. 6; Series 2015 A, GO Bonds	6.00%	12/01/2044	745	766,784
Timnath Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.25%	12/01/2037	1,500	1,547,385
Series 2018 A, GO Bonds	5.38%	12/01/2047	1,900	1,949,970
Series 2018 B, GO Bonds	7.75%	12/15/2047	953	983,334
Trails at Crowfoot Metropolitan District No. 3; Series 2019 A, GO Bonds	5.00%	12/01/2049	2,000	2,018,800
Two Bridges Metropolitan District;
Series 2018 A, GO Bonds	5.63%	08/01/2048	1,610	1,664,160
Series 2018 B, GO Bonds	7.88%	08/01/2048	508	518,993
Village at Dry Creek Metropolitan District No. 2 (The); Series 2019, GO Bonds	4.38%	12/01/2044	1,570	1,503,102
Village at Southgate Metropolitan District; Series 2018 A, GO Bonds(e)	5.63%	12/01/2048	1,375	1,420,141
Villas Eastlake Reservoir Metropolitan District; Series 2016 A, GO Bonds	6.50%	12/01/2046	1,645	1,700,716
Westcreek Metropolitan District No. 2; Series 2019 A, GO Bonds	5.38%	12/01/2048	1,300	1,336,647
White Buffalo Metropolitan District No. 3; Series 2020, Limited Tax GO Bonds	5.50%	12/01/2050	2,785	2,866,099
Wild Plum Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	600	634,296
Series 2019 B, GO Bonds(e)	7.75%	12/15/2049	504	524,684
Willow Bend Metropolitan District; Series 2019 B, GO Bonds	7.63%	12/15/2049	755	766,453
Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	652,464
Woodmen Heights Metropolitan District No. 1;
Series 2012 A, Ref. GO Bonds	6.00%	12/01/2041	5,108	5,129,675
Series 2012 B, Ref. GO Bonds	7.30%	12/15/2041	26,763	20,002,843
				337,958,658

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–0.14%
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2049	$5,000	$ 5,402,400
Connecticut (State of) Health and Education Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2041	3,870	4,237,456
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(f)(g)	5.13%	10/01/2036	470	56,400
Mashantucket Western Pequot Tribe; Series 2013, RB(f)	6.05%	07/01/2031	13,352	867,853
				10,564,109

Delaware–0.01%
Bridgeville (Town of), DE (Heritage Shores Special Development District); Series 2005 A, RB	5.45%	07/01/2035	1,072	1,047,944

District of Columbia–4.10%
District of Columbia (Howard University);
Series 2011 A, RB(h)(k)	6.25%	04/01/2021	985	1,018,904
Series 2011 A, RB(h)(k)	6.50%	04/01/2021	21,135	21,889,497
District of Columbia (Rocketship DC Obligated Group - Issue No. 1); Series 2019 B, RB(e)	5.30%	06/01/2023	310	310,502
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	32,955	33,960,128
Series 2006 C, RB(i)	0.00%	06/15/2055	1,275,680	91,989,285
Series 2006 D, RB(i)	0.00%	06/15/2055	1,055,000	60,071,700
District of Columbia Water & Sewer Authority; Series 2018 B, RB	5.00%	10/01/2049	1,045	1,294,180
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB(b)(j)	4.00%	10/01/2035	11,530	12,800,837
Series 2019 A, Ref. RB(b)	5.00%	10/01/2044	3,500	4,282,600
Series 2019 A, Ref. RB(b)	5.00%	10/01/2049	16,585	20,172,501
Series 2020 A, Ref. RB(b)	4.00%	10/01/2036	3,400	3,961,408
Series 2020 A, Ref. RB(b)	4.00%	10/01/2038	3,020	3,493,627
Series 2020 A, Ref. RB(b)	4.00%	10/01/2039	2,385	2,750,191
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2019 B, Ref. RB	4.00%	10/01/2049	20,000	21,977,000
Series 2019 B, Ref. RB (INS - AGM)(c)	4.00%	10/01/2053	5,000	5,511,350
Washington (State of) Metropolitan Airports Authority;
Series 2018 A, Ref. RB(b)	5.00%	10/01/2037	11,000	13,467,960
Series 2018 A, Ref. RB(b)	5.00%	10/01/2048	1,810	2,169,665
				301,121,335

Florida–8.47%
Alachua (County of), FL Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. RB	8.00%	10/01/2032	750	830,595
Series 2012 A, Ref. RB	8.00%	10/01/2042	1,000	1,098,310
Series 2012 A, Ref. RB	8.00%	10/01/2046	1,000	1,096,400
Amelia Concourse Community Development District;
Series 2007, RB(f)(g)	5.75%	05/01/2038	4,655	4,236,050
Series 2016, RB	6.00%	05/01/2047	2,120	2,217,160
Series 2019 A, RB	5.65%	05/01/2049	2,995	3,188,806
Series 2019 B-2, RB	7.25%	05/01/2029	1,415	1,417,505
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	2,755	2,662,570
Belle Isle (City of), FL (Cornerstone Charter Academy and Cornerstone Charter High School); Series 2012, RB	6.00%	10/01/2042	7,555	7,961,384
Broward (County of), FL;
Series 2019 A, RB	5.00%	09/01/2044	8,605	10,251,997
Series 2019 A, RB(b)	5.00%	10/01/2044	8,400	10,140,312
Series 2019 A, RB(b)	5.00%	10/01/2049	16,405	19,700,929
Buckeye Park Community Development District; Series 2008 A, RB(f)(g)	7.88%	05/01/2038	5,845	2,513,350
Canaveral Port Authority; Series 2018 A, RB(b)	5.00%	06/01/2045	9,320	10,534,303
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	1,545	1,670,099
Series 2019 A, RB	5.00%	12/15/2054	1,085	1,167,569
Capital Trust Agency, Inc. (Atlantic Housing Foundation Property); Series 2017 B, RB	6.00%	07/01/2042	3,200	3,105,056

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.);
Series 2017, RB(e)	5.63%	08/01/2037	$1,025	$ 828,979
Series 2017, RB(e)	5.88%	08/01/2052	3,925	2,942,573
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(e)	5.38%	06/15/2038	850	904,077
Series 2018 A, RB(e)	5.38%	06/15/2048	1,590	1,665,525
Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(e)	5.00%	12/15/2050	3,955	4,161,253
Series 2020, RB(e)	5.00%	12/15/2055	2,845	2,985,771
Capital Trust Agency, Inc. (Paragon Academy of Technology and Sunshine Elementary Charter School);
Series 2019 A, RB(e)	5.75%	06/01/2054	3,735	3,856,350
Series 2019 B, RB(e)	6.00%	06/01/2028	390	389,992
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.);
Series 2017 A, RB(e)	5.00%	10/15/2047	1,100	1,129,084
Series 2017 A, RB(e)	5.00%	10/15/2052	755	772,659
Carlton Lakes Community Development District;
Series 2015, RB	5.63%	11/01/2036	760	814,462
Series 2015, RB	5.75%	11/01/2047	1,860	2,002,123
CFM Community Development District;
Series 2004 A, RB(f)(g)	6.25%	05/01/2035	1,987	317,948
Series 2004 A-1, RB(d)	6.25%	05/01/2035	7,153	5,248,959
Series 2004 A-2, RB	6.25%	05/01/2035	7,695	6,822,233
Chapel Creek Community Development District; Series 2006 A, RB(f)(g)	5.50%	05/01/2038	7,075	6,367,500
City of South Miami Health Facilities Authority, Inc.; Series 2017, Ref. RB(j)	4.00%	08/15/2036	14,000	15,778,560
Clearwater Cay Community Development District; Series 2006 A, RB(f)(g)	5.50%	05/01/2037	13,074	7,452,213
Collier (County of), FL Industrial Development Authority (Gulf Coast Academy South);
Series 2017 A, RB(e)	5.00%	12/01/2037	1,150	1,156,164
Series 2017 A, RB(e)	5.00%	12/01/2047	1,875	1,847,419
County of Miami-Dade FL Transit System; Series 2018, RB(j)	4.00%	07/01/2045	11,000	12,632,950
County of Miami-Dade FL Water & Sewer System Revenue; Series 2019 B, RB(j)	4.00%	10/01/2049	80,000	94,304,000
Creekside Community Development District; Series 2006, RB(f)(g)	5.20%	05/01/2038	1,690	760,500
CrossCreek Community Development District;
Series 2007 A, RB(f)	5.60%	05/01/2039	15	11,819
Series 2016 A, RB	5.60%	05/01/2037	785	637,294
Series 2016 B, RB	6.75%	11/30/2021	745	730,882
Escambia (County of), FL Health Facilities Authority; Series 2020, Ref. RB	4.00%	08/15/2045	7,000	7,693,910
Florida Development Finance Corp. (Florida Charter Foundation, Inc.); Series 2016 A, RB(e)	5.00%	07/15/2046	6,045	6,350,091
Florida Development Finance Corp. (Learning Gate Community School);
Series 2018 A, Ref. RB	5.00%	02/15/2038	300	328,776
Series 2018 A, Ref. RB	5.00%	02/15/2048	985	1,073,118
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(b)(e)(h)	6.38%	01/01/2026	13,000	11,338,730
Series 2019 A, Ref. RB(b)(e)(h)	6.50%	01/01/2029	17,000	14,734,240
Glades Correctional Development Corp.;
Series 2017 A, RB	7.00%	03/01/2030	5,022	4,419,535
Series 2017 B, RB	1.00%	03/01/2030	2,653	1,326,713
Greater Lakes/Sawgrass Bay Community Development District; Series 2006 A, RB	5.50%	05/01/2038	2,625	2,625,131
Greater Orlando Aviation Authority;
Series 2017 A, RB(b)	4.00%	10/01/2052	7,500	8,128,875
Series 2019 A, RB(b)	5.00%	10/01/2044	16,420	19,896,442
Series 2019 A, RB(b)	5.00%	10/01/2049	18,755	22,590,585
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	310	310,102
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2018 A, RB(b)	5.00%	10/01/2048	11,500	13,645,325
Series 2018 E, RB(b)	5.00%	10/01/2043	13,120	15,715,398
Hillsborough (County of), FL Port District (Tamp Port Authority); Series 2018 B, RB(b)	5.00%	06/01/2046	9,700	11,224,743
Indigo Community Development District; Series 2005, RB(f)ShowZero	5.75%	05/01/2036	4,775	3,342,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lake (County of), FL (Imagine South Lake Charter School Program);
Series 2019, RB(e)	5.00%	01/15/2049	$820	$ 851,496
Series 2019, RB(e)	5.00%	01/15/2054	635	657,035
Lake (County of), FL (Village Veranda at Lady Lake); Series 2017 A-1, RB(e)	7.13%	01/01/2052	15,300	13,656,168
Lake Ashton II Community Development District; Series 2005 A, RB	5.38%	05/01/2036	2,096	1,982,137
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(e)	5.50%	07/15/2048	1,685	1,702,558
Series 2018 A, RB(e)	5.75%	07/15/2053	1,830	1,893,007
Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(e)	5.75%	12/01/2052	1,785	1,779,627
Legends Bay Community Development District; Series 2007 A, RB	5.88%	05/01/2038	2,725	2,727,398
Magnolia Creek Community Development District; Series 2007 A, RB(f)(g)	5.90%	05/01/2039	5,360	964,800
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	185	186,439
Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	10	11,800
Miami-Dade (County of), FL;
Series 2013 B, RB(b)	6.00%	10/01/2042	2,460	2,727,082
Series 2017 B, Ref. RB(b)	5.00%	10/01/2040	18,645	21,947,775
Montecito Community Development District; Series 2006 A, RB(f)(g)	5.50%	05/01/2037	5,210	3,959,600
Nassau (County of), FL (Nassau Care Centers, Inc.); Series 2008, RB	6.90%	01/01/2038	9,280	9,168,547
Naturewalk Community Development District; Series 2007 A, RB(f)(g)	5.50%	05/01/2038	4,345	3,432,550
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida); Series 2019, RB	4.00%	08/15/2049	11,440	12,896,884
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	3,000	3,195,900
Palm Coast Park Community Development District; Series 2006, RB	5.70%	05/01/2037	10,900	10,906,758
Palm River Community Development District; Series 2007 A, RB(f)(g)	5.38%	05/01/2036	1,565	782,500
Pine Ridge Plantation Community Development District; Series 2006 A, RB	5.40%	05/01/2037	4,909	4,909,593
Pinellas (County of), FL Educational Facilities Authority (Pinellas Preparatory Academy); Series 2011 A, RB(h)(k)	7.13%	09/15/2021	2,250	2,401,403
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	1,750	1,964,813
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2055	800	824,696
Portofino Isles Community Development District (Portofino Court); Series 2005, RB(f)(g)	5.60%	05/01/2036	5,905	3,543,000
Reunion East Community Development District;
Series 2002 A-2, RB(f)(g)	7.38%	05/01/2033	1,425	14
Series 2005, RB(f)(g)	5.80%	05/01/2036	3,420	34
Series 2015-1, RB	6.60%	05/01/2033	445	449,236
Series 2015-2, RB	6.60%	05/01/2036	2,600	2,608,658
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	130	104,166
River Glen Community Development District; Series 2006 A, RB(f)(g)	5.45%	05/01/2038	7,580	4,169,000
Santa Rosa (City of), FL Bay Bridge Authority; Series 1996 C, RB (INS - ACA)(c)	6.25%	07/01/2028	134	134,161
Seminole (County of), FL Industrial Development Authority (Progressive Healthcare Providers/Fern Park, LLC Facility); Series 2005 A, RB	7.50%	03/01/2035	3,670	3,670,110
South Bay Community Development District;
Series 2005 A, RB(f)(g)	5.95%	05/01/2036	5,110	51
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	6,535	5,369,875
Series 2005 A-2, Ref. RB(f)(g)	6.60%	05/01/2036	8,750	4,410,613
Series 2005 B-1, Ref. RB(f)	5.13%	05/01/2023	5,205	5,165,213
Series 2005 B-2, Ref. RB(f)(g)	6.60%	05/01/2025	3,240	1,631,534
South Fork East Community Development District; Series 2013 A, Ref. RB	6.50%	05/01/2038	3,355	3,355,570
St. Johns (County of), FL Industrial Development Authority (Bayview); Series 2007 A, Ref. RB(f)(g)	5.25%	10/01/2041	1,000	700,000
St. Petersburg (City of), FL; Series 2019 A, RB	5.00%	10/01/2049	7,495	9,494,666
State of Florida;
Series 2018, GO Bonds(j)	4.00%	07/01/2037	3,725	4,440,722
Series 2018, GO Bonds(j)	4.00%	07/01/2038	4,030	4,790,663
Series 2018, GO Bonds(j)	4.00%	07/01/2039	4,195	4,970,194
Series 2018, GO Bonds(j)	4.00%	07/01/2040	4,360	5,145,803
Tern Bay Community Development District; Series 2005 A, RB	5.38%	05/01/2037	590	590,401

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Town Center at Palm Coast Community Development District; Series 2005, RB	6.00%	05/01/2036	$12,945	$ 12,949,272
Treeline Preserve Community Development District; Series 2007 A, RB(f)(g)	6.80%	05/01/2039	4,950	2,722,500
Villages of Avignon Community Development District; Series 2007 A, RB(f)(g)	5.40%	05/01/2037	755	52,850
Villages of Glen Creek Community Development District;
Series 2016 A, RB	4.75%	05/01/2026	420	424,469
Series 2016 A, RB	5.25%	05/01/2036	1,080	1,094,688
Series 2016 A, RB	5.38%	05/01/2046	4,245	4,299,421
Waterford Estates Community Development District; Series 2006 A, RB(f)(g)	5.50%	05/01/2037	2,754	1,927,977
Water’s Edge Community Development District;
Series 2012 A-1, Ref. RB	5.35%	05/01/2039	119	119,046
Series 2012 A-2, Ref. RB	6.60%	05/01/2039	1,870	1,887,017
Waterstone Community Development District;
Series 2007 A, RB(d)(g)	6.88%	05/01/2037	1,214	808,554
Series 2007 B, RB(g)(i)	0.00%	11/01/2028	8,232	4,435,036
West Villages Improvement District;
Series 2005 A-1, RB	5.75%	05/01/2036	8,705	7,007,786
Series 2005 A-2, RB(f)(g)	5.75%	05/01/2036	7,610	4,413,800
Westridge Community Development District; Series 2005, RB(f)	5.80%	05/01/2037	1,600	1,332,832
Westside Community Development District;
Series 2005, RB(f)(g)	5.65%	05/01/2037	250	117,500
Series 2007, RB(f)(g)	7.20%	05/01/2038	500	75,000
Series 2019 2, RB(f)(g)	5.65%	05/01/2037	1,065	798,494
Series 2019 2, RB(f)(g)	7.20%	05/01/2038	520	396,063
Wyld Palms Community Development District; Series 2007 A, RB(f)(g)	5.50%	05/01/2038	4,340	1,041,600
Zephyr Ridge Community Development District; Series 2006 A, RB(f)(g)	5.63%	05/01/2037	2,635	1,159,169

				622,395,222

Georgia–1.94%
Atlanta (City of), GA; Series 2019 D, RB(b)	4.00%	07/01/2040	4,000	4,541,560
Atlanta (City of), GA Department of Aviation; Series 2019 B, RB(b)	5.00%	07/01/2044	23,280	28,411,145
Cobb (County of), GA Development Authority;
Series 2016 A, Ref. RB (Acquired 10/03/2016; Cost $ 1,445,000)(e)(f)	6.00%	07/01/2036	1,445	1,163,543
Series 2016 A, Ref. RB (Acquired 10/03/2016; Cost $ 5,342,026)(e)(f)	6.00%	07/01/2051	5,440	3,944,490
DeKalb (County of), GA Housing Authority (Baptist Retirement Communities of Georgia, Inc. & Clairmont Crest, Inc.);
Series 2019 A, Ref. RB(e)	5.00%	01/01/2039	7,325	6,034,481
Series 2019 A, Ref. RB(e)	5.13%	01/01/2049	6,000	4,669,560
Series 2019 A, Ref. RB(e)	5.25%	01/01/2054	5,000	3,891,400
Series 2019 B, Ref. RB(e)	6.13%	01/01/2027	2,800	2,698,752
Floyd (County of), GA Development Authority;
Series 2018 A, RB	5.75%	12/01/2033	3,100	2,964,096
Series 2018 A, RB	6.00%	12/01/2038	6,850	6,500,239
Series 2018 A, RB	6.25%	12/01/2048	17,030	15,959,664
Series 2018 A, RB	6.50%	12/01/2053	9,710	9,326,649
Gainesville (City of) & Hall (County of), GA Development Authority;
Series 2017, Ref. RB	5.00%	03/01/2047	7,360	6,628,269
Series 2017, Ref. RB	5.13%	03/01/2052	225	204,183
Georgia (State of) Road & Tollway Authority;
Series 2014 A, RB(e)(i)	0.00%	06/01/2024	2,250	2,037,330
Series 2014 A, RB(e)(i)	0.00%	06/01/2034	3,750	1,577,325
Series 2014 B, RB(d)(e)	7.00%	06/01/2049	13,600	10,703,200
Georgia State Environmental Loan Acquisition Corp.; Series 2011, RB(h)(k)	5.13%	03/15/2021	1,055	1,082,894
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2031	8,500	9,077,915
Main Street Natural Gas, Inc.; Series 2019 A, RB	5.00%	05/15/2043	3,400	4,022,710

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	$2,635	$ 2,543,592
Series 2018 A-1, RB	6.25%	12/01/2048	3,675	3,497,277
Series 2018 A-1, RB	6.38%	12/01/2053	3,090	2,925,118
Series 2018 A-2, RB(h)	5.50%	12/01/2028	2,090	2,029,181
Series 2018, RB	5.50%	12/01/2028	6,375	6,125,291

				142,559,864

Hawaii–0.02%
Hawaii (State of) Department of Transportation; Series 1997, RB(b)	5.63%	11/15/2027	610	610,714
Kuakini Health System; Series 2002 A, RB	6.30%	07/01/2022	760	763,002

				1,373,716

Idaho–0.04%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	960	878,313
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2018 A, RB(e)	6.00%	07/01/2039	370	422,244
Series 2018 A, RB(e)	6.00%	07/01/2054	1,135	1,273,277
Series 2018 B, RB(e)	5.88%	07/01/2022	60	60,244
Nampa Local Improvement District No. 148; Series 2010, RB	6.63%	09/01/2030	84	86,608

				2,720,686

Illinois–5.61%
Carol Stream Park District; Series 2016, Ref. GO Bonds (INS - BAM)(c)	5.00%	01/01/2037	3,000	3,585,750
Caseyville (Village of), IL; Series 2004, RB(f)(g)	7.00%	12/30/2022	30,685	306,850
Chicago (City of), IL;
Series 2017, Ref. RB (INS - AGM)(c)	5.25%	11/01/2030	2,755	3,380,964
Series 2017, Ref. RB (INS - AGM)(c)	5.25%	11/01/2031	2,900	3,540,987
Series 2017, Ref. RB (INS - AGM)(c)	5.25%	11/01/2032	2,135	2,592,210
Series 2017, Ref. RB (INS - AGM)(c)	5.25%	11/01/2033	2,000	2,418,660
Series 2017, Ref. RB (INS - AGM)(c)	5.25%	11/01/2035	2,885	3,468,030
Chicago (City of), IL (Chicago Midway International Airport); Series 2014 A, Ref. RB(b)	5.00%	01/01/2033	3,000	3,303,390
Chicago (City of), IL (Chicago O’Hare International Airport);
Series 2018 B, RB	5.00%	01/01/2053	16,890	20,154,161
Series 2018, RB(b)	5.00%	07/01/2048	3,750	4,242,338
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(b)	6.13%	02/20/2042	30	30,058
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB(b)	5.00%	01/01/2047	2,500	2,852,375
Series 2017 D, RB(b)	5.00%	01/01/2052	5,000	5,670,000
Series 2018 A, Ref. RB(b)	5.00%	01/01/2048	24,000	28,321,920
Chicago (City of), IL Board of Education;
Series 2016 A, Ref. GO Bonds	7.00%	12/01/2044	7,000	8,380,960
Series 2016 B, GO Bonds	6.50%	12/01/2046	1,500	1,773,090
Series 2016, RB	6.00%	04/01/2046	5,700	6,660,222
Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2023	1,850	2,069,965
Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2024	3,500	4,034,275
Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2025	2,500	2,955,700
Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2026	1,725	2,083,041
Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2027	2,100	2,587,179
Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2029	2,000	2,492,020
Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2032	1,250	1,529,600
Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2035	3,000	3,630,000
Series 2018, RB	5.00%	04/01/2046	7,555	8,295,692
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2015 A, GO Bonds	5.00%	12/01/2044	6,870	7,748,604
Cook County School District No. 111;
Series 2016, GO Bonds (INS - AGM)(c)	4.00%	12/01/2033	1,190	1,340,916
Series 2016, GO Bonds (INS - AGM)(c)	4.00%	12/01/2035	1,000	1,121,180
Du Page (County of), IL Special Service Area No. 31; Series 2006, RB	5.63%	03/01/2036	900	901,323

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Franklin Park (Village of), IL; Series 2011, GO Bonds (INS - AGM)(c)	6.25%	07/01/2030	$1,585	$ 1,656,071
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	2,069	1,969,476
Harvey (City of), IL;
Series 2007 A, Ref. GO Bonds(f)	5.50%	12/01/2027	6,165	4,223,025
Series 2007 A, Ref. GO Bonds(f)	5.63%	12/01/2032	1,800	1,233,000
Illinois (State of);
Series 2006, GO Bonds	5.50%	01/01/2029	5,000	5,976,550
Series 2014, GO Bonds	5.00%	02/01/2039	2,865	3,003,437
Series 2016 A, RB	4.00%	06/15/2032	5,000	5,392,850
Series 2016 C, Ref. RB (INS - BAM)(c)	4.00%	06/15/2029	5,000	5,506,300
Series 2016 C, Ref. RB	4.00%	06/15/2031	5,000	5,389,450
Series 2016 D, Ref. RB	4.00%	06/15/2030	10,625	11,585,712
Series 2017 C, GO Bonds	5.00%	11/01/2029	22,625	25,351,312
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	7,474,220
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	3,360	3,778,219
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	3,000	3,429,270
Series 2019 B, GO Bonds	4.00%	11/01/2035	1,930	1,999,268
Series 2020, GO Bonds	5.50%	05/01/2039	10,000	11,694,600
Illinois (State of) Finance Authority;
Series 2006, RB(b)	6.50%	12/01/2037	9,375	8,584,594
Series 2007, RB(b)	6.10%	12/01/2041	5,275	4,637,305
Series 2012 A, RB	6.00%	10/01/2048	1,000	1,035,830
Series 2012, RB	6.50%	12/01/2032	11,625	11,488,522
Series 2017, Ref. RB	5.00%	02/15/2027	2,000	1,998,860
Series 2017, Ref. RB	5.00%	02/15/2037	7,000	6,439,020
Series 2017, Ref. RB	5.13%	05/15/2038	1,000	950,230
Series 2017, Ref. RB	5.25%	05/15/2042	3,220	3,032,950
Series 2017, Ref. RB	5.00%	08/01/2042	575	622,535
Series 2017, Ref. RB	5.13%	02/15/2045	3,120	2,761,169
Series 2017, Ref. RB	5.25%	05/15/2054	2,825	2,553,574
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	2,940	2,941,058
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2049	2,450	2,555,987
Illinois (State of) Finance Authority (Northshore University);
Series 2020, Ref. RB	4.00%	08/15/2040	4,000	4,663,160
Series 2020, Ref. RB	4.00%	08/15/2041	1,750	2,032,713
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	575	609,638
Series 2014, Ref. RB	6.13%	02/01/2045	1,310	1,377,884
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	700	752,892
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	3,795	4,009,455
Series 2015, Ref. RB	6.38%	11/15/2043	4,400	4,659,292
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, RB(e)	5.45%	01/01/2046	1,640	1,585,257
Series 2016 A, RB(e)	5.60%	01/01/2056	1,775	1,747,985
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 B, Ref. RB (INS - AGM)(c)(i)	0.00%	06/15/2046	15,000	6,061,500
Series 2017, Ref. RB (INS - AGM)(c)(i)	0.00%	12/15/2056	22,000	6,005,780
Manhattan (Village of), IL; Series 2007, RB(f)(g)(h)	5.75%	03/01/2021	1,778	444,500
Metropolitan Pier & Exposition Authority;
Series 2010 B-1, Ref. RB (INS - AGM)(c)(i)	0.00%	06/15/2043	6,450	2,942,748
Series 2010 B-1, Ref. RB (INS - AGM)(c)(i)	0.00%	06/15/2044	10,225	4,475,278
Series 2010 B-1, Ref. RB (INS - AGM)(c)(i)	0.00%	06/15/2047	31,755	12,380,957
Series 2012 B, RB (INS - AGM)(c)(i)	0.00%	12/15/2041	5,000	2,441,450
Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, RB (INS - AGM)(c)(i)	0.00%	12/15/2040	15,000	7,667,100
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,905,260
Mundelein (Village of), IL; Series 2019, GO Bonds (INS - AGM)(c)	4.00%	12/15/2044	4,500	5,226,480

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB(f)(g)	6.00%	03/01/2036	$1,781	$ 1,451,515
Quad Cities Regional Economic Development Authority (Pheasant Ridge Apartments); Series 2005, RB(b)	6.38%	08/01/2040	5,155	3,621,185
Sales Tax Securitization Corp.;
Series 2018 A, Ref. RB (INS - BAM)(c)	5.00%	01/01/2038	12,830	14,945,667
Series 2018 A, Ref. RB	5.00%	01/01/2048	4,000	4,533,160
Southwestern Illinois Development Authority;
Series 2006, RB	5.63%	11/01/2026	2,795	2,237,845
Series 2008 A, Ref. RB(g)	7.00%	10/01/2022	9,150	5,307,000
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.); Series 2006, RB	5.85%	12/01/2036	1,500	1,336,635
Upper Illinois River Valley Development Authority; Series 2012, RB	6.50%	12/01/2032	12,530	12,549,046
Will (County of), IL; Series 2019, GO Bonds	4.00%	11/15/2047	4,000	4,621,360

				412,328,596

Indiana–1.94%
Allen (County of), IN; Series 2019, RB	6.38%	02/01/2039	10,000	10,305,500
Anderson (City of), IN (Sweet Galilee at the Wigwam); Series 2020, RB	5.38%	01/01/2040	2,745	2,780,630
Columbus (City of), IN; Series 2019, RB	5.63%	05/01/2039	11,925	10,757,423
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	5.45%	01/01/2038	3,430	3,354,506
Fort Wayne (City of), IN;
Series 2017, RB	5.13%	01/01/2032	595	574,865
Series 2017, RB	5.35%	01/01/2038	3,850	3,714,865
Series 2018, RB(e)	5.63%	01/01/2038	7,000	7,118,020
Indiana (State of) Finance Authority;
Series 2011, RB	5.50%	11/15/2031	1,675	1,722,218
Series 2011, RB	5.75%	11/15/2041	2,850	2,928,803
Series 2017, Ref. RB	5.38%	07/01/2047	2,050	2,144,526
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(e)	5.90%	07/01/2038	770	794,024
Series 2018 A, Ref. RB(e)	6.00%	07/01/2048	685	707,995
Indiana (State of) Finance Authority (Parkview Health); Series 2018 A, RB	4.00%	11/01/2048	10,000	11,224,100
Indiana (State of) Housing & Community Development Authority;
Series 2016 A, RB	5.75%	01/01/2036	6,225	6,336,427
Series 2016, RB	5.50%	01/01/2037	3,950	3,971,409
Indiana (State of) Housing & Community Development Authority (Lake Meadows Assisted Living); Series 2019 A, RB(e)	5.00%	01/01/2039	3,365	3,194,327
Kokomo (City of), IN;
Series 2017, RB	5.75%	01/01/2034	1,095	1,134,891
Series 2017, RB	5.88%	01/01/2037	4,570	4,737,079
Lafayette (City of), IN;
Series 2017, RB	5.60%	01/01/2033	1,060	1,055,251
Series 2017, RB	5.80%	01/01/2037	5,160	5,173,932
Merrillville (Town of), IN; Series 2016, RB	5.75%	04/01/2036	4,965	5,083,515
Michigan City (City of), IN; Series 2016, RB	5.15%	01/01/2037	14,565	13,529,574
Mishawaka (City of), IN;
Series 2017, RB(e)	5.10%	01/01/2032	500	489,445
Series 2017, RB(e)	5.38%	01/01/2038	5,475	5,309,546
Series 2018, RB	5.75%	10/01/2038	17,510	17,067,522
Muncie (City of), IN; Series 2016, RB	5.25%	01/01/2037	2,560	2,496,794
Plainfield (Town of), IN; Series 2018, RB	5.38%	09/01/2038	8,000	7,913,680
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.35%	01/01/2038	3,880	3,752,115
Vincennes (City of), IN; Series 2016, Ref. RB(e)	6.25%	01/01/2029	3,000	2,975,040

				142,348,022

Iowa–0.18%
Clear Lake (City of), IA (Timbercrest Apartments, LLC);
Series 2018, RB	6.00%	10/01/2043	1,405	1,435,727
Series 2018, RB	6.00%	10/01/2048	2,780	2,830,763

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Finance Authority;
Series 2007 B, RB	5.38%	06/01/2025	$545	$ 508,016
Series 2007, RB(f)	5.90%	12/01/2028	1,160	58,000
Series 2018, RB	5.00%	08/01/2038	750	758,753
Series 2018, RB	5.13%	08/01/2048	1,750	1,760,097
Series 2018, RB	5.25%	08/01/2055	2,500	2,514,925
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2019, RB	2.88%	05/15/2049	1,000	1,004,310
Iowa (State of) Tobacco Settlement Authority; Series 2005 A, RB	6.50%	06/01/2023	2,605	2,607,371
				13,477,962

Kansas–0.02%
Olathe (City of), KS; Series 2006, RB(f)(g)	5.00%	03/01/2026	2,851	1,226,024
Pittsburg (City of), KS; Series 2006, RB	4.90%	04/01/2024	505	447,192
				1,673,216

Kentucky–0.25%
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	1,000	1,093,490
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);
Series 2016 A, Ref. RB (INS - NATL)(c)	5.00%	09/01/2034	6,785	7,934,786
Series 2016 A, Ref. RB (INS - NATL)(c)	5.00%	09/01/2036	5,000	5,799,650
Kentucky (Commonwealth of) Property & Building Commission (Project No. 119);
Series 2018, RB (INS - BAM)(c)	5.00%	05/01/2033	900	1,125,846
Series 2018, RB (INS - BAM)(c)	5.00%	05/01/2034	800	997,624
Kuttawa (City of), KY; Series 1999, RB	6.75%	03/01/2029	1,540	1,517,578
				18,468,974

Louisiana–0.77%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2018 A, RB(b)(e)	5.25%	05/01/2043	1,220	1,255,929
Series 2019, RB(e)	4.40%	11/01/2044	3,385	3,391,736
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, Ref. RB	5.00%	01/01/2049	16,535	14,415,378
Series 2019 A, Ref. RB	5.00%	01/01/2055	12,000	10,185,480
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Green Bonds); Series 2018, RB(e)	5.38%	11/01/2038	2,575	2,778,451
Louisiana Housing Corp.; Series 2009 A, RB	7.25%	09/01/2039	11,415	10,585,929
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(c)	5.00%	10/01/2043	2,300	2,717,795
Series 2018 A, RB (INS - AGM)(c)	5.00%	10/01/2048	4,220	4,956,517
St. James (Parish of), LA (Nustar Logistics, L.P.);
Series 2010, RB(e)	6.35%	07/01/2040	5,115	6,090,686
Series 2010, RB(e)	6.35%	10/01/2040	440	523,930
				56,901,831

Maine–0.22%
Maine (State of) Finance Authority; Series 2015 R-2, RB(b)(e)(h)	4.38%	08/01/2025	2,000	2,167,540
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/2041	2,000	2,051,640
Rumford (Town of), ME; Series 2001, Ref. RB(b)	6.88%	10/01/2026	12,265	12,266,472
				16,485,652

Maryland–1.20%
Baltimore (City of), MD (Centerwest Development);
Series 2017 A, RB	5.38%	06/01/2036	1,100	1,116,456
Series 2017 A, RB	5.50%	06/01/2043	1,360	1,383,297

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2027	$2,780	$ 2,517,818
Series 2017, Ref. RB	5.00%	09/01/2028	4,350	3,924,135
Series 2017, Ref. RB	5.00%	09/01/2029	3,630	3,266,347
Series 2017, Ref. RB	5.00%	09/01/2031	1,210	1,085,213
Series 2017, Ref. RB	5.00%	09/01/2033	1,000	894,610
Series 2017, Ref. RB	5.00%	09/01/2034	1,105	987,969
Series 2017, Ref. RB	5.00%	09/01/2035	2,250	2,009,632
Series 2017, Ref. RB	5.00%	09/01/2036	3,525	3,144,406
County of Baltimore MD; Series 2018, GO Bonds(j)	4.00%	03/01/2040	9,525	11,144,917
Maryland Economic Development Corp. (AFCO Airport Real Estate Group);
Series 2019, RB(b)	4.00%	07/01/2039	1,000	1,104,750
Series 2019, RB(b)	4.00%	07/01/2044	500	540,725
Maryland Stadium Authority; Series 2018, RB(g)(j)(k)	18.42%	05/01/2047	45,950	55,062,804
				88,183,079

Massachusetts–0.73%
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Programs); Series 2019 A, RB	5.00%	06/01/2049	1,000	1,266,620
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2011 B, RB(i)	0.00%	11/15/2056	1,400	209,524
Series 2011, RB	6.00%	07/01/2041	6,955	7,053,970
Series 2018, RB(e)	5.13%	11/15/2046	4,565	4,584,355
Massachusetts (Commonwealth of) Health & Educational Facilities Authority; Series 2007 E, RB(k)	5.00%	07/15/2032	9,820	9,839,738
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(b)	5.00%	07/01/2038	5,000	6,207,600
Series 2019 A, Ref. RB(b)	5.00%	07/01/2039	6,000	7,427,940
Series 2019 A, Ref. RB(b)	5.00%	07/01/2040	4,000	4,938,760
Town of Saugus MA;
Series 2018, GO Bonds(j)	4.00%	03/01/2039	2,240	2,611,840
Series 2018, GO Bonds(j)	4.00%	03/01/2040	2,500	2,907,900
Series 2018, GO Bonds(j)	4.00%	03/01/2041	2,670	3,097,520
Series 2018, GO Bonds(j)	4.00%	03/01/2042	2,750	3,182,355
				53,328,122

Michigan–3.64%
Academy of Warren; Series 2020 A, Ref. RB(e)	5.50%	05/01/2050	1,000	1,007,680
Advanced Technology Academy;
Series 2019, Ref. RB	5.00%	11/01/2034	400	420,380
Series 2019, Ref. RB	5.00%	11/01/2044	1,175	1,199,170
American Montessori Academy; Series 2017, RB	7.00%	12/01/2046	1,580	1,674,421
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,740	2,698,516
Series 2015, Ref. RB	5.75%	10/01/2045	4,140	4,168,152
Detroit (City of), MI;
Series 2003, GO Bonds (INS - SGI)(c)	5.25%	04/01/2021	343	342,738
Series 2003, GO Bonds (INS - SGI)(c)	5.25%	04/01/2023	15	15,506
Series 2004, GO Bonds (INS - AMBAC)(c)	5.00%	04/01/2021	907	907,022
Series 2004, GO Bonds (INS - AMBAC)(c)	5.25%	04/01/2022	206	206,249
Detroit (City of), MI Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(c)	5.00%	07/01/2048	13,450	15,057,409
Detroit (City of), MI Local Development Finance Authority;
Series 1997 B, RB	6.70%	05/01/2021	810	811,701
Series 1997 C, RB	6.85%	05/01/2021	365	365,810
Detroit City School District; Series 2013, GO Bonds (INS - AGM)(c)(e)(j)	5.25%	12/01/2035	10,100	21,119,605
Detroit Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(c)	5.00%	07/01/2043	1,550	1,737,085

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Grand Rapids (City of), MI Economic Development Corp. (Clark Retirement Community, Inc.);
Series 2019 A, Ref. RB	5.50%	04/01/2039	$4,365	$ 3,897,814
Series 2019 A, Ref. RB	5.75%	04/01/2049	20,310	17,774,093
Series 2019 A, Ref. RB	5.75%	04/01/2054	12,000	10,217,880
Series 2019 B, RB	6.00%	04/01/2027	5,420	5,329,161
Series 2019 C-2, RB	3.50%	04/01/2023	3,340	3,226,273
Haslett Public Schools; Series 2018, GO Bonds	5.00%	05/01/2048	3,150	3,819,155
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,400	1,400,378
Series 2007, RB	6.50%	12/01/2037	595	595,589
Series 2008 C, RB(i)	0.00%	06/01/2058	1,600,000	78,880,000
Series 2010 A, RB	5.90%	12/01/2030	1,400	1,402,646
Series 2014, Ref. RB(e)	6.75%	07/01/2044	22,320	22,882,910
Series 2015 B, Ref. RB	5.00%	05/15/2034	1,215	1,392,026
Series 2017, Ref. RB	5.25%	02/01/2032	3,000	3,147,870
Series 2018, Ref. RB	5.75%	11/01/2040	2,000	2,174,840
Series 2019 A, RB	4.00%	11/15/2050	15,000	16,895,100
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	200	233,896
Michigan (State of) State Housing Development Authority;
Series 2019 A, RB	4.00%	12/01/2044	5,000	5,438,650
Series 2019 A, RB	4.00%	06/01/2049	2,500	2,706,525
Michigan State University Board of Trustees;
Series 2019 B, RB	5.00%	02/15/2044	3,820	4,762,929
Series 2019 B, RB	5.00%	02/15/2048	5,350	6,627,901
Pontiac (City of), MI Arts & Technology Academy; Series 2016, Ref. RB	6.00%	11/01/2046	3,465	3,437,557
Summit Academy North;
Series 2016, Ref. RB	5.00%	11/01/2031	3,500	3,557,435
Series 2016, Ref. RB	5.00%	11/01/2035	2,800	2,834,804
Wayne (County of), MI; Series 1999, RB(b)	6.00%	12/01/2029	13,445	13,464,092
				267,830,968

Minnesota–0.69%
Bethel (City of), MN;
Series 2018, RB	5.00%	06/01/2053	600	603,480
Series 2018, RB	5.25%	06/01/2058	1,625	1,648,010
Series 2019, RB	5.00%	05/01/2054	2,610	2,671,831
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	3,330	3,200,629
Brooklyn Center (City of), MN;
Series 2016 A, RB	5.50%	11/01/2035	6,895	6,329,058
Series 2016 B, RB	6.50%	11/01/2035	3,100	2,875,250
Dakota (County of), MN Community Development Agency; Series 2015, RB	6.00%	08/01/2035	5,735	5,893,229
Duluth (City of), MN Economic Development Authority;
Series 2018, RB	5.45%	12/01/2046	380	373,198
Series 2018, RB	5.63%	12/01/2055	1,000	993,070
International Falls (City of), MN; Series 1999, Ref. RB(b)	6.85%	12/01/2029	6,570	6,569,474
Minneapolis (City of), MN;
Series 2017 A, RB(e)	6.25%	07/01/2037	1,075	1,190,487
Series 2017 A, RB(e)	6.50%	07/01/2048	4,740	5,230,258
Series 2018, RB(e)	5.00%	08/01/2053	500	505,330
Minneapolis (City of), MN (Kipp North Star); Series 2020 A, RB	5.75%	07/01/2055	3,000	3,267,690
Red Wing (City of), MN; Series 2018 A, RB	5.00%	08/01/2053	515	466,616
St. Paul (City of), MN Housing & Redevelopment Authority;
Series 2004, RB	6.25%	03/01/2029	1,832	1,574,183
Series 2006, RB	5.63%	10/01/2033	1,392	1,396,225
Series 2017 A, RB(e)	5.50%	07/01/2052	1,075	1,146,004
Series 2019, RB	5.00%	07/01/2049	1,000	1,080,090
Series 2019, RB	5.00%	07/01/2055	1,000	1,072,960

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong Academy); Series 2012 A, RB	5.50%	09/01/2043	$2,305	$ 2,331,162
				50,418,234

Mississippi–0.46%
Mississippi (State of) Development Bank (Jackson Convention Center); Series 2013 A, Ref. RB (INS - BAM)(c)	5.00%	03/01/2036	10,000	13,460,800
Mississippi State University Educational Building Corp.; Series 2017, Ref. RB(j)	4.00%	08/01/2043	13,015	14,716,841
Ridgeland (City of), MS (Colony Park);
Series 2009, RB	5.25%	10/01/2027	1,395	1,400,650
Series 2009, RB	5.38%	10/01/2028	1,755	1,762,283
Stonebridge Public Improvement District; Series 2007, RB(f)	7.50%	10/01/2042	16,410	1,312,800
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,385	1,365,222
				34,018,596

Missouri–0.91%
Branson (City of), MO Commerce Park Community Improvement District; Series 2007 A, RB(f)	5.75%	06/01/2026	4,900	1,078,000
Branson (City of), MO Industrial Development Authority;
Series 2005 A, RB(g)	7.05%	05/01/2027	11,600	7,943,216
Series 2005, RB	5.25%	06/01/2021	40	39,923
Series 2005, RB	5.50%	06/01/2029	2,970	2,893,374
Series 2007 A, RB(g)	5.75%	05/01/2026	2,185	1,524,933
Broadway-Fairview Transportation Development District; Series 2006 A, RB(g)(l)	6.13%	12/01/2036	570	370,500
Chesterfield Valley Transportation Development District; Series 2018, RB(d)	5.50%	05/15/2046	5,000	2,671,200
Chillicothe (City of), MO (South U.S. 65);
Series 2006, RB(g)	5.50%	04/01/2021	285	272,161
Series 2006, RB(g)	5.63%	04/01/2027	3,100	2,635,155
Dardenne Town Square Transportation Development District;
Series 2006 A, RB(g)(l)	5.00%	05/01/2026	3,020	966,400
Series 2006 A, RB(g)(l)	5.00%	05/01/2036	3,825	1,224,000
Grindstone Plaza Transportation Development District;
Series 2006 A, RB	5.25%	10/01/2021	140	137,556
Series 2006 A, RB	5.40%	10/01/2026	400	365,932
Series 2006 A, RB	5.55%	10/01/2036	115	91,899
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(e)	5.25%	12/01/2048	4,900	4,980,409
Kansas City (City of), MO Industrial Development Authority;
Series 2004 A, RB(b)	6.75%	07/01/2036	1,059	1,022,983
Series 2019, RB(e)	5.00%	07/01/2040	5,835	5,501,588
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(b)(c)	5.00%	03/01/2049	5,000	5,998,000
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	5.00%	04/01/2046	1,890	1,823,831
Lee’s Summit (City of), MO Industrial Development Authority;
Series 2007, RB(f)(g)	5.50%	03/01/2021	1,200	744,000
Series 2007, RB(f)(g)	5.75%	03/01/2029	750	465,000
Series 2012, RB	6.00%	05/01/2042	2,800	2,799,832
Move Rolla Transportation Development District; Series 2017, RB	4.63%	06/01/2042	2,095	2,258,368
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	678	584,850
Rock Hill (City of), MO Industrial Development Authority (Market at McKnight Redevelopment); Series 2015 A, RB	4.50%	11/01/2028	795	756,784
St Louis (County of), MO; Series 2007 A, RB(g)	5.50%	09/02/2028	1,108	498,600
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(e)	5.00%	10/01/2046	2,750	2,626,525
St. Louis (City of), MO;
Series 2007, RB(g)(l)	6.30%	04/01/2027	3,043	699,890
Series 2007, RB(g)	5.50%	05/29/2028	2,031	807,742
St. Louis (City of), MO Industrial Development Authority; Series 2010 A, RB(f)(g)	8.00%	04/27/2033	4,580	137,400
St. Louis (City of), MO Land Clearance for Redevelopment Authority;
Series 2018 A, RB	5.00%	04/01/2038	4,000	4,461,320
Series 2018 B, RB	6.38%	04/01/2043	2,000	1,954,440

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of), MO;
Series 2006, RB(g)(l)	6.00%	08/21/2026	$4,102	$ 1,220,860
Series 2007 A, RB(g)	5.50%	01/20/2028	2,285	1,142,500
Series 2007 B, RB(g)(l)	5.50%	01/20/2028	1,510	362,400
St. Louis (County of), MO Industrial Development Authority; Series 2019 A, Ref. RB(e)	5.88%	03/01/2033	3,100	3,131,620
Stone Canyon Community Improvement District;
Series 2007, RB(f)(g)	5.70%	04/01/2022	1,865	484,900
Series 2007, RB(f)(g)	5.75%	04/01/2027	975	253,500
				66,931,591

Montana–0.01%
Hardin (City of), MT; Series 2006, RB(g)(l)	6.25%	09/01/2031	5,935	415,450

Nevada–0.95%
Clark (County of) (Stadium Improvement Bonds); Series 2018 A, GO Bonds	5.00%	05/01/2048	17,500	21,198,800
Clark (County of), NV;
Series 2007 A, RB	5.00%	02/01/2026	975	982,205
Series 2007 A, RB	5.05%	02/01/2031	750	754,463
Series 2018 A, GO Bonds	5.00%	06/01/2043	7,160	8,727,324
County of Clark NV; Series 2018 A, GO Bonds(j)	5.00%	05/01/2048	27,500	33,312,400
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	5.00%	12/01/2049	1,000	1,058,110
Mesquite (City of), NV; Series 2005, RB	5.50%	08/01/2025	255	257,420
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(e)(i)	0.00%	07/01/2058	27,500	3,752,650
				70,043,372

New Hampshire–0.40%
New Hampshire (State of) Business Finance Authority;
Series 2019 A, RB(e)	5.25%	07/01/2039	1,400	1,423,254
Series 2019 A, RB(e)	5.63%	07/01/2046	770	791,267
Series 2019 A, RB(e)	5.75%	07/01/2054	2,680	2,761,445
New Hampshire (State of) Health & Education Facilities Authority (Rivermead); Series 2011 A, RB	6.88%	07/01/2041	1,825	1,853,817
New Hampshire (State of) Health and Education Facilities Authority (Hillside Village);
Series 2017 A, RB (Acquired 06/14/2017-02/13/2020; Cost $1,175,134)(e)	5.25%	07/01/2027	1,100	990,506
Series 2017 A, RB (Acquired 06/12/2017; Cost $1,725,000)(e)	6.13%	07/01/2037	1,725	1,461,127
Series 2017 A, RB (Acquired 06/12/2017; Cost $865,000)(e)	6.25%	07/01/2042	865	713,737
Series 2017 A, RB (Acquired 06/12/2017-04/28/2020; Cost $12,692,763)(e)	6.13%	07/01/2052	14,375	11,105,550
New Hampshire Business Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	7,451	8,055,510
				29,156,213

New Jersey–1.86%
New Jersey (State of) Economic Development Authority;
Series 2014 A, RB(e)	6.00%	10/01/2034	565	597,544
Series 2014 A, RB(e)	6.20%	10/01/2044	750	788,460
Series 2016 AAA, RB	5.00%	06/15/2041	5,000	5,625,600
Series 2017 A, RB	5.00%	07/01/2047	650	580,437
Series 2017 A, RB(e)	5.38%	07/01/2047	1,865	1,904,911
Series 2017 A, Ref. RB(e)	5.13%	09/01/2052	2,055	2,112,725
Series 2017, RB	5.00%	07/15/2047	1,875	2,068,425
Series 2018 A, RB(e)	5.75%	09/01/2050	2,630	2,586,684
Series 2018 A, RB(e)	5.38%	10/01/2050	5,000	5,187,100
Series 2018 A, RB(e)	6.50%	11/01/2052	690	784,371
Series 2018 B, RB(e)	5.50%	10/01/2020	80	80,050
Series 2019 B, RB(e)	5.75%	10/01/2026	765	741,453
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB(e)	5.00%	10/01/2039	6,000	5,771,340
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 2000 B, RB(b)	5.63%	11/15/2030	8,550	8,878,491
Series 2012, RB(b)	5.75%	09/15/2027	925	915,963

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Leap Academy); Series 2014 A, RB(e)	6.30%	10/01/2049	$500	$ 526,525
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	3,205	3,935,804
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 A, RB	6.10%	07/01/2044	1,000	1,032,360
New Jersey (State of) Economic Development Authority (State House); Series 2017 B, RB	5.00%	06/15/2035	2,050	2,400,817
New Jersey (State of) Educational Facilities Authority (College of St. Elizabeth (The)); Series 2016 D, Ref. RB	5.00%	07/01/2046	5,000	5,002,150
New Jersey (State of) Health Care Facilities Financing Authority; Series 2018, RB (Acquired 09/14/2018; Cost $5,000,000)(e)	5.75%	10/01/2038	5,000	4,549,900
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(c)(i)	0.00%	12/15/2037	10,000	5,855,900
Series 2018 A, Ref. RN	5.00%	06/15/2031	3,300	3,795,759
Newark (City of), NJ; Series 2015 A, GO Bonds	5.00%	07/15/2029	3,583	4,046,103
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	18,650	21,771,637
Series 2018 B, Ref. RB	5.00%	06/01/2046	39,350	44,607,160
Weehawken (Town of), NJ;
Series 2010 A, GO Bonds	6.00%	08/01/2021	210	210,638
Series 2010 A, GO Bonds	6.00%	08/01/2022	210	210,638
				136,568,945

New Mexico–0.05%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	615	621,704
Mariposa East Public Improvement District;
Series 2015 A, RB	5.90%	09/01/2032	60	59,796
Series 2015 B, RB	5.90%	09/01/2032	390	388,674
Series 2015 C, RB	5.90%	09/01/2032	480	468,331
Series 2015 D, RB(i)	0.00%	03/01/2032	400	184,000
Trails Public Improvement District; Series 2008, RB	7.75%	10/01/2038	1,775	1,727,838
				3,450,343

New York–18.13%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(b)(e)	5.50%	12/31/2040	9,655	10,140,936
Erie Tobacco Asset Securitization Corp.; Series 2005 D, RB(i)	0.00%	06/01/2055	17,700	1,268,913
Essex (County of), NY Industrial Development Agency; Series 2017, RB(b)	6.25%	06/01/2047	4,185	3,766,835
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(e)(f)	5.88%	01/01/2052	5,400	4,050,000
Long Island (City of), NY Power Authority; Series 2017, RB	5.00%	09/01/2042	5,000	6,069,800
Metropolitan Transportation Authority;
Series 2013 D, RB(h)(k)	5.25%	11/15/2023	1,800	2,090,052
Series 2017 D, Ref. RB	4.00%	11/15/2042	4,680	4,740,700
Series 2017, RB(j)	5.25%	11/15/2057	10,000	11,808,900
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A1, RB	5.25%	11/15/2056	5,005	5,405,450
Series 2016 B-1, RB	5.00%	11/15/2051	10,470	11,953,599
Series 2017 B-1, RB	5.00%	11/15/2042	3,000	3,521,910
Series 2020 A-1, RB	4.00%	11/15/2045	13,000	13,128,570
Series 2020 A-1, RB	5.00%	11/15/2049	22,270	24,619,485
Series 2020 A-1, RB	4.00%	11/15/2051	12,000	12,054,000
Series 2020 C-1, RB	4.75%	11/15/2045	27,000	29,412,990
Series 2020 C-1, RB	5.00%	11/15/2050	30,115	33,267,137
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2011, RB	6.00%	06/01/2030	1,000	1,028,400
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB	5.88%	01/01/2023	100	88,420
Series 2014 A, RB	6.50%	01/01/2032	923	780,933
Series 2014 A, RB	6.70%	01/01/2049	7,842	5,839,532
Series 2014 C, RB(f)	2.00%	01/01/2049	2,937	293,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York & New Jersey (States of) Port Authority;
Series 2020 221, RB(b)	4.00%	07/15/2050	$7,550	$ 8,423,610
Series 2020 221, RB(b)	4.00%	07/15/2055	10,000	11,138,700
Series 2020 221, RB(b)	4.00%	07/15/2060	17,975	19,937,510
Series 2020 222, Ref. RB	4.00%	07/15/2037	2,000	2,379,820
Series 2020 222, Ref. RB	4.00%	07/15/2038	2,250	2,668,073
Series 2020 222, Ref. RB	4.00%	07/15/2039	2,250	2,659,523
Series 2020, Ref. RB	4.00%	07/15/2040	2,000	2,356,920
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB (INS - NATL)(b)(c)	5.75%	12/01/2025	200	202,688
Series 2010 8, RB	6.00%	12/01/2036	1,955	1,978,910
Series 2010, RB	6.00%	12/01/2042	12,960	13,118,501
New York (City of), NY;
Series 2018 D-1, GO Bonds	5.00%	12/01/2041	9,850	12,098,755
Series 2018 F-1, GO Bonds	5.00%	04/01/2039	1,975	2,409,796
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	5,000	6,215,550
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	32,725	37,520,521
New York (City of), NY Industrial Development Agency; Series 1997, RB(b)(k)	6.20%	10/01/2022	8,670	9,337,243
New York (City of), NY Transitional Finance Authority;
Series 2018 A-1, RB	5.00%	08/01/2040	2,450	3,021,781
Series 2018 S-4A, Ref. RB	4.00%	07/15/2037	5,000	5,794,800
Series 2019 A-3, RB	4.00%	05/01/2042	9,420	10,783,922
New York (State of) Dormitory Authority;
Series 2015 A, Ref. RB	5.00%	07/01/2048	6,705	7,880,051
Series 2018 C, Ref. RB	5.00%	03/15/2040	10,000	12,311,800
Series 2018 E, Ref. RB	5.00%	03/15/2037	6,500	8,161,595
Series 2018 E, Ref. RB	5.00%	03/15/2042	5,000	6,194,500
Series 2018 XF0685, Revenue Ctfs.(j)	5.00%	03/15/2040	15,000	18,467,700
Series 2019 A, Ref. RB	5.00%	03/15/2045	10,000	12,263,400
Series 2020 D, Ref. RB	4.00%	02/15/2047	5,000	5,781,000
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2045	20,000	22,972,400
New York City (City of), NY Transitional Finance Authority; Series 2017 A-2, RB	5.00%	08/01/2039	9,500	11,527,015
New York City Transitional Finance Authority; Series 2020 C-1, RB	4.00%	05/01/2045	14,600	16,919,064
New York City Transitional Finance Authority Building Aid Revenue; Series 2018 S-3, Ref. RB(j)	5.00%	07/15/2035	25,000	31,157,250
New York City Transitional Finance Authority Future Tax Secured Revenue;
Series 2017 A-3, RB(j)	5.00%	08/01/2041	53,425	64,479,167
Series 2017 B-1, RB(j)	4.00%	08/01/2041	15,000	16,653,450
Series 2017 F-1, RB(j)	5.00%	05/01/2042	75,000	89,858,250
Series 2018 B-1, RB(j)	5.00%	08/01/2045	20,140	24,140,610
Series 2018 C-3, RB(j)	5.00%	05/01/2041	16,810	20,573,927
Series 2018, RB(j)	5.00%	08/01/2042	13,000	15,951,780
New York Counties Tobacco Trust V; Series 2005 S4B, RB(i)	0.00%	06/01/2060	234,000	6,912,360
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. RB	5.75%	11/15/2051	21,750	22,946,032
New York Power Authority;
Series 2002 A, RB	4.00%	11/15/2045	17,500	20,855,100
Series 2020 A, Ref. RB(j)	4.00%	11/15/2050	30,000	35,463,300
New York State Dormitory Authority;
Series 2017 A, RB(j)	5.00%	03/15/2044	15,000	17,971,200
Series 2018 A, RB(j)	5.00%	03/15/2039	13,270	16,376,640
Series 2018 C, Ref. RB(j)	5.00%	03/15/2037	25,000	31,016,500
Series 2018 C, Ref. RB(j)	5.00%	03/15/2041	31,720	38,951,843
Series 2018 E, Ref. RB(j)	5.00%	03/15/2041	10,000	12,420,800
New York State Environmental Facilities Corp.; Series 2018 B, RB	5.00%	06/15/2048	8,320	10,391,264

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York State Urban Development Corp.;
Series 2017 C-3, Ref. RB	5.00%	03/15/2041	$5,750	$ 6,966,470
Series 2020 A, RB	5.00%	03/15/2041	5,450	6,977,472
Series 2020 A, RB	5.00%	03/15/2042	1,575	2,005,290
Series 2020 A, RB	4.00%	03/15/2045	13,165	15,351,838
Series 2020 A, RB	4.00%	03/15/2049	16,700	19,375,340
Series 2020 C, Ref. RB	5.00%	03/15/2038	19,000	24,599,870
Series 2020 C, Ref. RB	5.00%	03/15/2047	13,000	16,456,310
Series 2020 C, Ref. RB	5.00%	03/15/2050	50,500	63,711,305
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(b)	5.00%	08/01/2021	3,000	3,012,090
Series 2020, Ref. RB(b)	5.25%	08/01/2031	16,095	16,676,351
Series 2020, Ref. RB(b)	5.38%	08/01/2036	9,800	10,166,128
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(b)	5.00%	08/01/2026	41,500	41,663,510
Series 2016, Ref. RB(b)	5.00%	08/01/2031	37,720	37,686,806
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2016 A, RB(b)	4.00%	07/01/2031	2,525	2,638,777
Series 2016 A, RB(b)	5.00%	07/01/2034	2,500	2,727,575
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(b)	5.00%	07/01/2046	2,500	2,680,900
Port Authority of New York & New Jersey;
Series 2017 206, Ref. RB(b)(j)	5.00%	11/15/2042	2,000	2,365,860
Series 2017, Ref. RB(b)(j)	18.22%	11/15/2047	19,725	23,181,017
Series 2017, Ref. RB(j)	5.00%	04/15/2057	11,050	13,005,408
Series 2017, Ref. RB(j)	5.00%	05/15/2057	13,000	15,488,070
Series 2019, RB(b)(j)	5.00%	11/01/2049	50,045	60,633,521
Suffolk Tobacco Asset Securitization Corp.; Series 2008 B, RB	6.00%	06/01/2048	8,385	8,394,727
Yonkers Economic Development Corp. (Charter School Education Excellence); Series 2019 A, RB	5.00%	10/15/2054	465	483,623
				1,332,223,182

North Carolina–0.40%
Charlotte (City of), NC;
Series 2019 B, Ref. COP	4.00%	06/01/2038	1,000	1,178,300
Series 2019 B, Ref. COP	4.00%	06/01/2039	750	877,837
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2019, RB	4.00%	11/01/2052	16,500	18,671,400
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, RB(h)(k)	7.75%	03/01/2021	1,650	1,708,740
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB (INS - AGM)(c)	5.00%	01/01/2038	5,375	6,666,344
				29,102,621

North Dakota–0.10%
Grand Forks (County of), ND (Red River Biorefinery LLC) (Green Bonds); Series 2020, Ref. RB(b)	6.38%	12/15/2043	8,925	7,550,818

Northern Mariana Islands–0.31%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds	5.00%	10/01/2033	25,025	22,487,715

Ohio–6.53%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,000	4,424,840
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	232,000	255,200,000
Series 2020 B-3, Ref. RB(i)	0.00%	06/01/2057	239,895	34,861,541
Butler (County of), NY Port Authority; Series 2013, Ref. RB	7.00%	07/01/2043	5,645	5,899,646
Cleveland (City of) & Cuyahoga (County of), OH Port Authority;
Series 2018, Ref. RB	5.25%	12/01/2038	815	860,689
Series 2018, Ref. RB	5.50%	12/01/2043	735	775,785
Series 2018, Ref. RB	5.50%	12/01/2053	2,900	3,010,664
Columbus (City of) & Franklin (County of), OH Finance Authority; Series 2007 A, RB	6.00%	05/15/2035	205	205,615

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	$14,550	$ 16,868,397
Series 2017, Ref. RB	5.50%	02/15/2057	4,900	5,654,061
Darke (County of), OH (Wayne Healthcare);
Series 2019 A, RB	4.00%	09/01/2040	1,000	1,049,890
Series 2019 A, RB	4.00%	09/01/2045	1,750	1,833,598
FirstEnergy Solutions Corp.;
Class A3(g)	3.75%	12/01/2023	7,750	1,129,324
Class B5(g)	3.10%	03/01/2023	2,000	307,192
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	34,850	38,070,488
Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	1,005	963,835
Series 2004, RB	6.40%	02/15/2034	2,500	2,166,525
Hickory Chase Community Authority; Series 2019, Ref. RB(e)	5.00%	12/01/2040	1,880	1,908,350
JPMorgan Chase Putters/Drivers Trust; Series 2011, RB(e)(j)	5.25%	12/01/2035	10,000	10,398,700
Lake (County of), OH; Series 2008 C, Ref. RB	5.75%	08/15/2038	20	20,061
Lorain (County of), OH Port Authority; Series 2005 A, RB(b)	6.00%	11/15/2025	245	245,238
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	1,150	1,189,503
Series 2019, Ref. RB	5.13%	12/01/2049	3,000	3,067,410
Norwood (City of), OH; Series 2017, RB	6.00%	12/01/2046	1,080	1,083,445
Ohio (State of) Air Quality Development Authority; Series 2019, RB(b)(e)	5.00%	07/01/2049	10,000	10,206,900
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 D, Ref. PCR(f)(h)	4.25%	09/15/2021	10,795	10,875,963
Ohio (State of) Higher Educational Facility Commission;
Series 2015, Ref. RB	6.00%	10/01/2041	23,700	25,109,913
Series 2018, Ref. RB	5.25%	01/01/2048	5,750	5,230,833
Series 2019, RB	5.00%	11/01/2044	10,960	13,748,005
Ohio (State of) Housing Finance Agency (Sanctuary at Springboro); Series 2017, RB(e)	5.45%	01/01/2038	5,400	5,408,154
Southeastern Ohio Port Authority (Memorial Health System); Series 2012, Ref. RB	5.75%	12/01/2032	4,100	4,312,954
Toledo (City of) & Lucas (County of), OH Port Authority; Series 2007 A, RB	5.40%	11/01/2036	1,388	1,208,854
Warren (County of), OH Port Authority;
Series 2019 D, RB(e)	4.00%	12/01/2039	2,305	2,394,157
Series 2019 D, RB(e)	5.00%	12/01/2052	3,670	4,067,021
Series 2019, RB(e)	5.25%	12/01/2052	6,105	5,804,512
				479,562,063

Oklahoma–0.34%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	4,800	3,840,000
Oklahoma (State of) Ordnance Works Authority (Ralston Purina Co.); Series 1996, Ref. PCR(b)	6.50%	09/01/2026	100	100,443
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(h)	5.00%	06/01/2025	20,660	20,849,452
				24,789,895

Oregon–0.10%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,000	1,060,790
Series 2020 A, Ref. RB	5.38%	11/15/2055	1,000	1,065,120
Oregon (State of) Facilities Authority;
Series 2010 A, RB(e)(h)(k)	6.13%	09/01/2020	655	655,000
Series 2015 A, RB(e)	5.75%	06/15/2046	1,740	1,801,526
Series 2016 A, RB	5.25%	06/15/2051	2,625	2,651,303
				7,233,739

Pennsylvania–1.57%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	17,800	21,091,220
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2011, Ref. RB	6.55%	12/01/2027	2,115	2,031,098

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(e)	5.38%	05/01/2042	$8,000	$ 8,391,040
Allentown Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(e)	5.00%	05/01/2033	1,000	1,065,620
Chester (County of), PA Industrial Development Authority;
Series 2016, RB	5.25%	01/01/2037	1,710	1,592,660
Series 2016, RB	5.50%	01/01/2052	11,080	10,069,282
Series 2018, RB(e)	5.00%	03/01/2038	525	531,877
Series 2018, RB(e)	5.13%	03/01/2048	1,049	1,055,808
Crawford (County of), PA Hospital Authority;
Series 2016 A, Ref. RB	6.00%	06/01/2046	2,750	2,996,675
Series 2016 A, Ref. RB	6.00%	06/01/2051	3,215	3,492,551
General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	7,500	9,172,050
Lancaster (City of), PA;
Series 2018, GO Bonds (INS - BAM)(c)	4.00%	11/01/2040	5	5,705
Series 2018, GO Bonds (INS - BAM)(c)	4.00%	11/01/2043	4,775	5,411,985
Montgomery (County of), PA Higher Education & Health Authority;
Series 2017, Ref. RB	5.00%	12/01/2032	1,260	1,137,478
Series 2017, Ref. RB	5.25%	12/01/2037	1,705	1,511,585
Series 2017, Ref. RB	5.30%	12/01/2038	500	441,235
Series 2017, Ref. RB	5.38%	12/01/2047	3,140	2,694,873
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB(g)(l)	5.00%	12/31/2023	8,239	2,059,664
Series 2013, RB(g)(l)	5.00%	12/31/2023	2,510	627,521
Pennsylvania (Commonwealth of) Economic Development Financing Authority;
Series 2016, Ref. RB	4.00%	03/15/2036	1,210	1,352,961
Series 2019, RB(b)(e)	5.75%	06/01/2036	5,000	4,923,250
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority; Series 2012 A, RB	5.00%	01/01/2027	1,370	1,406,867
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018, RB (CEP - FNMA)	3.60%	08/01/2035	13	14,735
Philadelphia (City of), PA; Series 2010 A, RB	5.25%	06/15/2030	6,000	6,045,600
Philadelphia (City of), PA Authority for Industrial Development;
Series 2012 A, RB	5.50%	06/15/2022	380	391,366
Series 2012 A, RB	5.50%	06/15/2032	2,000	2,049,360
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2012 A, RB	5.63%	07/01/2036	3,350	3,543,831
Series 2012 A, RB	5.63%	07/01/2042	5,250	5,540,220
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB(h)(k)	6.13%	03/15/2023	1,500	1,712,775
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB(e)	5.00%	03/15/2045	8,430	8,594,132
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(c)	5.00%	03/01/2035	785	953,516
Series 2017, Ref. GO Bonds (INS - AGM)(c)	5.00%	03/01/2036	720	868,255
Wilkes-Barre Area School District; Series 2019, GO Bonds (INS - BAM)(c)	4.00%	04/15/2049	2,500	2,844,575
				115,621,370

Puerto Rico–12.61%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	6,515	6,555,132
Series 2002, RB	5.50%	05/15/2039	35,925	36,146,298
Series 2002, RB	5.63%	05/15/2043	108,400	108,950,672
Series 2005 A, RB(i)	0.00%	05/15/2050	28,000	4,190,200
Series 2005 B, RB(i)	0.00%	05/15/2055	127,450	10,768,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2001 A, GO Bonds(f)	5.13%	07/01/2031	$450	$ 318,938
Series 2004 A, GO Bonds(f)	5.00%	07/01/2024	1,500	1,066,875
Series 2004 A, GO Bonds(f)	5.00%	07/01/2034	1,660	1,180,675
Series 2004 A, GO Bonds (INS - AGC)(c)	5.00%	07/01/2034	10	10,052
Series 2007 A, GO Bonds(f)	5.25%	07/01/2037	2,165	1,545,269
Series 2008 A, Ref. GO Bonds(f)	5.25%	07/01/2026	1,920	1,365,600
Series 2009 B, Ref. GO Bonds(f)	6.50%	07/01/2037	14,550	10,530,562
Series 2009 B, Ref. GO Bonds(f)	5.75%	07/01/2038	3,000	2,126,250
Series 2009 B, Ref. GO Bonds(f)	6.00%	07/01/2039	12,250	8,804,687
Series 2009 C, Ref. GO Bonds(f)	6.00%	07/01/2039	9,265	6,520,244
Series 2011 A, GO Bonds(f)	5.75%	07/01/2041	65,250	42,983,437
Series 2011 A, Ref. GO Bonds (INS - AGM)(c)	5.25%	07/01/2024	5	5,139
Series 2011 C, Ref. GO Bonds(f)	6.00%	07/01/2035	2,625	1,729,219
Series 2011 C, Ref. GO Bonds(f)	5.75%	07/01/2036	11,540	7,573,125
Series 2011 C, Ref. GO Bonds (INS - AGM)(c)	5.75%	07/01/2037	1,345	1,358,531
Series 2011 C, Ref. GO Bonds(f)	6.50%	07/01/2040	13,000	8,580,000
Series 2012 A, Ref. GO Bonds(f)	5.50%	07/01/2026	17,950	11,847,000
Series 2012 A, Ref. GO Bonds(f)	5.50%	07/01/2027	340	224,400
Series 2012 A, Ref. GO Bonds(f)	5.00%	07/01/2033	2,550	1,670,250
Series 2012 A, Ref. GO Bonds(f)	5.13%	07/01/2037	2,000	1,300,000
Series 2012 A, Ref. GO Bonds(f)	5.00%	07/01/2041	6,765	4,236,581
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.00%	07/01/2038	3,325	3,379,031
Series 2008 A, RB	6.00%	07/01/2044	13,645	13,866,731
Series 2012 A, RB	5.50%	07/01/2028	250	261,563
Series 2012 A, RB	5.25%	07/01/2029	8,130	8,445,037
Series 2012 A, RB	5.00%	07/01/2033	19,468	20,027,705
Series 2012 A, RB	5.75%	07/01/2037	25,035	26,067,694
Series 2012 A, RB	5.25%	07/01/2042	10,000	10,287,500
Series 2012 A, RB	6.00%	07/01/2047	37,380	39,015,375
Puerto Rico (Commonwealth of) Commonwealth Aqueduct & Sewer Authority; Series 2008 A, RB (INS - AGC)(c)	5.00%	07/01/2025	10	10,071
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(f)	5.00%	07/01/2026	895	617,550
Series 2007 TT, RB(f)	5.00%	07/01/2027	1,990	1,373,100
Series 2007 TT, RB(f)	5.00%	07/01/2032	3,680	2,539,200
Series 2007 TT-RSA-1, RB(f)	5.00%	07/01/2021	55	37,950
Series 2007 TT-RSA-1, RB(f)	5.00%	07/01/2022	210	144,900
Series 2007 TT-RSA-1, RB(f)	5.00%	07/01/2024	15	10,350
Series 2007 UU, Ref. RB (INS - AGC)(c)	5.00%	07/01/2026	7,905	7,960,967
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2026	175	180,448
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2033	22,000	22,614,020
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2035	465	476,160
Series 2008 WW, RB(f)	5.50%	07/01/2038	605	419,719
Series 2008 WW-RSA-1, RB(f)	5.50%	07/01/2021	60	41,625
Series 2008 WW-RSA-1, RB(f)	5.38%	07/01/2022	85	58,863
Series 2008 WW-RSA-1, RB(f)	5.38%	07/01/2024	390	270,075
Series 2008 WW-RSA-1, RB(f)	5.25%	07/01/2033	415	286,869
Series 2010 AAA, RB(f)	5.25%	07/01/2021	40	27,650
Series 2010 AAA-RSA-1, RB(f)	5.25%	07/01/2022	40	27,650
Series 2010 AAA-RSA-1, RB(f)	5.25%	07/01/2023	10	6,913
Series 2010 AAA-RSA-1, RB(f)	5.25%	07/01/2028	2,600	1,797,250
Series 2010 AAA-RSA-1, RB(f)	5.25%	07/01/2029	445	307,606
Series 2010 AAA-RSA-1, RB(f)	5.25%	07/01/2030	95	65,669
Series 2010 AAA-RSA-1, Ref. RB(f)	5.25%	07/01/2026	4,570	3,159,012
Series 2010 CCC-RSA-1, RB(f)	5.00%	07/01/2022	310	213,900
Series 2010 CCC-RSA-1, RB(f)	5.00%	07/01/2024	35	24,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2010 CCC-RSA-1, RB(f)	5.00%	07/01/2027	$285	$ 196,650
Series 2010 CCC-RSA-1, RB(f)	5.25%	07/01/2027	2,570	1,776,512
Series 2010 CCC-RSA-1, RB(f)	5.00%	07/01/2028	540	372,600
Series 2010 DDD, Ref. RB(f)	5.00%	07/01/2022	185	127,650
Series 2010 XX, RB(f)	5.25%	07/01/2035	2,660	1,838,725
Series 2010 XX, RB(f)	5.25%	07/02/2040	28,430	19,652,237
Series 2010 XX-RSA-1, RB(f)	5.25%	07/01/2026	10	6,913
Series 2010 XX-RSA-1, RB(f)	5.25%	07/01/2027	845	584,106
Series 2010 XX-RSA-1, RB(f)	5.75%	07/01/2036	18,575	12,956,062
Series 2010 ZZ, Ref. RB(f)	5.25%	07/01/2026	1,135	784,569
Series 2010 ZZ-RSA-1, Ref. RB(f)	5.00%	07/01/2021	95	65,550
Series 2010 ZZ-RSA-1, Ref. RB(f)	5.25%	07/01/2021	25	17,281
Series 2010 ZZ-RSA-1, Ref. RB(f)	5.00%	07/01/2022	850	586,500
Series 2010 ZZ-RSA-1, Ref. RB(f)	5.25%	07/01/2022	50	34,563
Series 2010 ZZ-RSA-1, Ref. RB(f)	5.00%	07/01/2024	215	148,350
Series 2010 ZZ-RSA-1, Ref. RB(f)	4.63%	07/01/2025	190	130,150
Series 2010 ZZ-RSA-1, Ref. RB(f)	5.25%	07/01/2025	275	190,094
Series 2010 ZZ-RSA-1, Ref. RB(f)	5.00%	07/01/2026	10	6,900
Series 2012 A, RB(f)	5.00%	07/02/2029	3,100	2,139,000
Series 2012 A, RB(f)	5.05%	07/01/2042	11,925	8,228,250
Series 2013 A, RB(f)	7.00%	07/01/2040	480	339,000
Series 2013 A, RB(f)	7.00%	07/01/2043	9,080	6,412,750
Series 2013 A-RSA, RB(f)	7.25%	07/01/2030	160	113,400
Series 2016 E-1, RB(f)	10.00%	01/01/2021	1,629	1,244,188
Series 2016 E-2, RB(f)	10.00%	07/01/2021	1,629	1,244,188
Series 2016 E-2, RB(f)	10.00%	01/01/2022	543	414,729
Series 2016 E-4, RB(f)	10.00%	07/01/2022	543	414,730
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(c)	5.00%	07/01/2027	45	45,319
Series 2002 E, RB (INS - AGM)(c)	5.50%	07/01/2023	25	26,791
Series 2003 AA, RB(f)	5.00%	07/01/2028	1,360	1,196,800
Series 2003 AA, RB(f)	5.00%	07/02/2035	1,035	910,800
Series 2003 AA-2, Ref. RB(f)	5.30%	07/02/2035	7,895	6,947,600
Series 2003 H, Ref. RB(f)	5.45%	07/01/2035	605	267,713
Series 2003, RB (INS - FGIC)(c)(l)	5.75%	07/01/2021	350	282,888
Series 2003, RB (INS - AGC)(c)	5.75%	07/01/2022	9,000	9,080,460
Series 2003, RB (INS - AGC)(c)	5.00%	07/01/2023	215	216,432
Series 2003, RB(f)	5.00%	07/03/2028	2,175	326,250
Series 2004 J, RB (INS - NATL)(c)	5.00%	07/01/2029	250	251,840
Series 2005 L, Ref. RB (INS - NATL)(c)	5.25%	07/01/2035	1,490	1,523,436
Series 2005 L, Ref. RB (INS - AMBAC)(c)	5.25%	07/01/2038	125	129,975
Series 2007 CC, Ref. RB(f)	5.50%	07/01/2029	5,000	4,400,000
Series 2007 CC, Ref. RB(f)	5.50%	07/01/2030	3,250	2,860,000
Series 2007 CC, Ref. RB (INS - AGM)(c)	5.25%	07/01/2033	80	87,198
Series 2007 M, RB(f)	5.00%	07/01/2046	4,715	2,086,387
Series 2007 N, Ref. RB (INS - NATL)(c)	5.25%	07/01/2033	165	169,605
Series 2007 N, Ref. RB (INS - AGM)(c)	5.25%	07/01/2034	60	65,455
Puerto Rico (Commonwealth of) Industrial Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 2000, RB(b)	6.63%	06/01/2026	5,600	5,796,000
Series 2012, Ref. RB	5.00%	10/01/2020	300	300,024
Series 2012, Ref. RB	5.00%	10/01/2021	100	100,018
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority; Series 2011 A, Ref. RB	6.00%	07/01/2033	4,050	4,156,474
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 B, RB (INS - AGC)(c)	5.00%	07/01/2041	25	25,007
Series 2006 B, RB(f)	5.00%	07/01/2031	5,000	543,750
Series 2006 B, RB(f)	5.00%	07/01/2037	3,000	326,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB(f)	6.50%	10/01/2037	$7,300	$ 2,208,250
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 1993 L, Ref. RB (INS - AMBAC)(c)	5.50%	07/01/2021	197	200,786
Series 2002 D, RB(f)	5.25%	07/01/2036	1,515	1,166,550
Series 2007 M-3, Ref. RB (INS - NATL)(c)	6.00%	07/01/2028	400	410,400
Series 2007 N, RB(f)	5.00%	07/01/2032	3,870	2,999,250
Series 2007 N, RB(f)	5.00%	07/01/2037	150	115,875
Series 2009 P, Ref. RB(f)	6.13%	07/01/2023	12,000	9,600,000
Series 2009 P, Ref. RB(f)	6.25%	07/01/2026	5,100	4,118,250
Series 2009 P, Ref. RB(f)	6.75%	07/01/2036	4,980	4,021,350
Series 2009 Q, RB(f)	5.50%	07/01/2037	200	156,250
Series 2009 Q, RB(f)	5.63%	07/01/2039	5,860	4,607,425
Series 2011 S, RB(f)	5.75%	07/01/2022	12,845	9,954,875
Series 2011 S, RB(f)	5.50%	07/01/2023	260	198,250
Series 2011 S, RB(f)	5.88%	07/01/2039	7,000	5,425,000
Series 2011 S, RB(f)	6.00%	07/01/2041	8,825	6,894,531
Series 2012 U, Ref. RB(f)	5.25%	07/03/2023	100	70,625
Series 2012 U, Ref. RB(f)	5.25%	07/01/2042	73,395	51,376,500
Puerto Rico Public Finance Corp.; Series 2011 B, RB(f)	5.50%	08/01/2031	49,020	901,968
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2029	11	8,734
Series 2018 A-1, RB	4.50%	07/01/2034	11	11,642
Series 2018 A-1, RB	4.55%	07/01/2040	3,337	3,553,838
Series 2018 A-1, RB(i)	0.00%	07/01/2046	207,376	59,489,953
Series 2018 A-1, RB(i)	0.00%	07/01/2051	148,344	30,665,672
Series 2018 A-1, RB	4.75%	07/01/2053	54,576	57,361,559
Series 2018 A-1, RB	5.00%	07/01/2058	49,448	52,795,630
Series 2019 A-2, RB	4.33%	07/01/2040	41,599	43,679,366
Series 2019 A-2, RB	4.54%	07/01/2053	4,576	4,744,260
Series 2019 A-2, RB	4.78%	07/01/2058	14,781	15,568,975
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2021	50	49,375
Series 2006 P, Ref. RB	5.00%	06/01/2022	100	98,625
Series 2006 P, Ref. RB	5.00%	06/01/2030	5,260	5,154,800
Series 2006 Q, RB	5.00%	06/01/2036	1,025	1,004,500
				926,370,872

Rhode Island–0.18%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB(f)	7.25%	07/15/2035	44,240	7,963,200
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	5,000	5,432,250
				13,395,450

South Carolina–0.83%
Hardeeville (City of), SC; Series 2008 A, RB	7.75%	11/01/2039	5,524	5,527,701
Lancaster County School District/SC; Series 2018 XF252Series 2017, GO Bonds8, Revenue Ctfs.(j)	4.00%	03/01/2036	12,555	14,478,175
Richland (County of), SC; Series 2004, RB(g)	6.20%	11/01/2036	12,383	9,362,786
South Carolina (State of) Jobs-Economic Development Authority (Green Bonds); Series 2019 A, RB(b)(e)	7.00%	05/01/2039	5,000	4,476,400
South Carolina (State of) Ports Authority;
Series 2018, RB(b)	5.00%	07/01/2043	1,500	1,799,955
Series 2018, RB(b)	5.00%	07/01/2055	3,750	4,433,738
South Carolina (State of) Public Service Authority;
Series 2013 A, RB	5.50%	12/01/2033	6,465	7,305,321
Series 2015 A, Ref. RB	5.00%	12/01/2055	11,000	12,486,980
University of South Carolina; Series 2017 B, Ref. RB	5.00%	05/01/2029	1,165	1,433,451
				61,304,507

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–1.18%
Bristol (City of), TN Industrial Development Board; Series 2016 B, RB(e)(i)	0.00%	12/01/2022	$1,000	$ 899,090
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2038	775	873,603
Series 2019 A-1, Ref. RB	4.00%	08/01/2044	1,545	1,713,761
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	1,160	1,398,867
Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,545	1,845,209
City of Memphis TN; Series 2018, GO Bonds(j)	4.00%	06/01/2047	10,765	11,967,128
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(b)	5.00%	07/01/2043	7,250	8,545,575
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(e)	5.13%	06/01/2036	600	629,928
Nashville (City of), TN Metropolitan Airport Authority;
Series 2019 B, RB(b)	5.00%	07/01/2044	20,000	24,577,400
Series 2019 B, RB(b)	5.00%	07/01/2049	4,430	5,408,277
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	9,000	8,368,020
Series 2013 B, Ref. RB(f)	8.00%	09/01/2044	6,350	317,500
Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2019 B, RB(b)	5.00%	07/01/2054	16,500	20,061,195
				86,605,553

Texas–4.98%
Aledo Independent School District; Series 2020, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	4,000	4,707,920
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, RB(b)(f)(g)	6.50%	11/01/2029	34,600	346
Argyle (Town of), TX;
Series 2017, RB	5.00%	09/01/2037	890	994,344
Series 2017, RB	5.25%	09/01/2047	1,475	1,640,746
Arlington Higher Education Finance Corp.;
Series 2020, RB (CEP -Texas Permanent School Fund)	4.00%	08/15/2045	1,100	1,301,014
Series 2020, RB (CEP -Texas Permanent School Fund)	4.00%	08/15/2050	2,500	2,934,450
Arlington Higher Education Finance Corp. (Great Hearts America);
Series 2020 A, RB (CEP -Texas Permanent School Fund)	4.00%	08/15/2045	1,500	1,772,625
Series 2020 A, RB (CEP -Texas Permanent School Fund)	4.00%	08/15/2055	3,175	3,720,528
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, RB	5.00%	06/15/2046	1,325	1,330,075
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2053	785	806,305
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	4,345	4,744,827
Aubrey (City of), TX; Series 2015, RB	7.25%	09/01/2045	665	711,989
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(b)	7.00%	03/01/2039	19,100	19,392,612
Cambridge Student Housing Financing Co. L.P.;
Series 2004 A, RB(f)(g)	7.00%	11/01/2039	15,135	6,054,000
Series 2004 C, RB(f)	9.70%	11/01/2039	4,502	900
Series 2004 D, RB(f)	1.00%	11/01/2039	3,659	732
Celina (City of), TX;
Series 2015, RB	5.38%	09/01/2028	525	540,750
Series 2015, RB	5.50%	09/01/2032	400	412,000
Series 2015, RB	5.88%	09/01/2040	1,100	1,133,000
Series 2015, RB	6.25%	09/01/2045	1,820	1,901,500
Series 2015, RB	7.25%	09/01/2045	985	1,032,093
Series 2015, RB	7.50%	09/01/2045	3,865	4,127,627
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, RB(h)(k)	5.75%	08/15/2021	750	788,708
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.00%	08/15/2038	5,000	5,685,500
Edinburg Economic Development Corp.; Series 2019, RB(e)	5.00%	08/15/2044	1,645	1,649,244
Flower Mound (Town of), TX;
Series 2014, RB	6.13%	09/01/2028	1,095	1,113,352
Series 2014, RB	6.50%	09/01/2036	1,500	1,519,245
Series 2014, RB	6.75%	09/01/2043	2,000	2,021,860

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Galveston (City of), TX;
Series 2014, RB	5.63%	09/01/2028	$1,775	$ 1,377,897
Series 2014, RB	6.00%	09/01/2038	3,700	2,608,537
Series 2014, RB	6.13%	09/01/2044	3,500	2,407,195
Grand Parkway Transportation Corp.;
Series 2015 XF2034, Revenue Ctfs.(h)(j)(k)	5.00%	10/01/2023	10,000	11,450,100
Series 2018 A, RB(j)	5.00%	10/01/2043	15,000	18,443,400
Series 2018 A, RB	5.00%	10/01/2048	5,000	6,112,400
Series 2018 XF2669, Revenue Ctfs.(j)	5.00%	10/01/2048	32,525	39,761,162
Gulf Coast Industrial Development Authority; Series 1998, RB(b)	8.00%	04/01/2028	20	20,011
Houston (City of), TX;
Series 2020 C, Ref. RB	4.00%	11/15/2043	3,500	4,194,330
Series 2020 C, Ref. RB	4.00%	11/15/2049	3,500	4,156,285
Houston (City of), TX (United Airlines, Inc.);
Series 2018, RB(b)	5.00%	07/15/2028	8,250	8,778,165
Series 2020 C, Ref. RB(b)	5.00%	07/15/2027	3,500	3,641,645
Series 2020, Ref. RB(b)	5.00%	07/15/2027	1,750	1,854,982
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2020 A, RB(b)	5.00%	07/01/2027	1,250	1,324,850
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011, RB(h)(k)	6.50%	05/15/2021	815	850,642
Leander (City of), TX;
Series 2014, RB	5.38%	09/01/2028	335	341,700
Series 2014, RB	5.75%	09/01/2038	600	612,000
Series 2014, RB	5.88%	09/01/2044	575	586,500
Mclendon-Chisholm (City of), TX (Sonoma Public Improvement Distribution Phase);
Series 2015, RB	5.38%	09/15/2035	450	464,337
Series 2015, RB	5.50%	09/15/2040	400	412,760
Mission Economic Development Corp. (CarbonLite Recycling LLC); Series 2016, RB(b)(e)	6.50%	12/01/2033	8,240	7,755,900
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(e)	4.63%	10/01/2031	25,000	26,485,500
New Hope Cultural Education Facilities Finance Corp.;
Series 2013 A, RB(h)(k)	5.88%	04/01/2023	785	883,313
Series 2013 A, RB(h)(k)	6.00%	04/01/2023	1,950	2,198,293
Series 2016 A, RB	5.50%	08/15/2046	700	709,702
Series 2016 A, RB	5.00%	04/01/2048	3,395	3,225,964
Series 2016 A, RB	5.50%	08/15/2051	1,200	1,216,080
Series 2016 A-1, RB	5.00%	07/01/2031	350	354,431
Series 2017 A, Ref. RB	4.00%	08/15/2033	3,000	3,459,300
Series 2017 A, Ref. RB	4.00%	08/15/2034	2,000	2,293,800
Series 2018 A, RB(e)	6.00%	08/15/2037	1,000	1,070,960
Series 2018 A, RB(e)	6.00%	08/15/2047	13,435	14,150,951
Series 2018 A-1, RB (INS - AGM)(c)	5.00%	07/01/2038	500	576,260
Series 2018 A-1, RB (INS - AGM)(c)	5.00%	07/01/2048	1,750	1,984,482
Series 2018 A-1, RB (INS - AGM)(c)	5.00%	07/01/2058	2,400	2,708,568
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB	5.00%	07/01/2046	1,750	1,712,602
Series 2016, RB	5.00%	07/01/2051	1,750	1,650,320
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy);
Series 2020 A, RB(e)	5.00%	08/15/2040	2,390	2,466,026
Series 2020 A, RB(e)	5.00%	08/15/2050	2,220	2,270,727
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2017 A, RB(e)	5.13%	08/15/2047	2,085	2,095,050
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	8,250	7,849,132
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	400	343,096
Series 2016 A, RB	5.50%	11/15/2046	650	526,988
Series 2016 A, RB	5.50%	11/15/2052	3,425	2,695,303
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.25%	10/01/2049	2,500	2,532,725
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2014, RB	5.50%	01/01/2049	1,300	1,317,355

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Newark High Education Finance Corp. (Austin Achieve Public Schools, Inc.);
Series 2018, RB	5.00%	06/15/2038	$375	$ 383,329
Series 2018, RB	5.00%	06/15/2048	750	763,185
North Central Texas Housing Finance Corp.; Series 2012, RB(h)	6.15%	01/01/2029	1,550	1,588,006
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC);
Series 2016 A, RB	5.00%	08/15/2036	655	685,143
Series 2016 A, RB	5.00%	08/15/2046	1,000	1,028,460
Red River Education Finance Corp.; Series 2017, Ref. RB	5.50%	10/01/2046	5,370	5,867,477
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB	8.00%	11/15/2049	3,000	3,235,710
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	455	459,122
Sabine Neches Housing Finance Corp.; Series 2012, RB(h)	6.15%	01/01/2029	1,935	1,976,390
Sanger Industrial Development Corp.; Series 2012 C, RB(b)(f)(g)	7.50%	07/01/2038	26,820	6,705,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, RB(f)	5.75%	11/16/2037	3,810	2,476,500
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	3,500	3,780,770
Series 2017, RB	6.75%	11/15/2052	2,000	2,159,280
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB	6.38%	02/15/2048	5,710	4,552,640
Series 2017 A, RB	6.38%	02/15/2052	3,000	2,391,630
Series 2017, RB	6.38%	02/15/2041	2,075	1,655,020
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.25%	11/15/2031	500	501,405
Series 2020, Ref. RB	6.63%	11/15/2041	2,000	2,006,360
Series 2020, Ref. RB	6.75%	11/15/2051	3,000	3,008,370
Series 2020, Ref. RB	6.88%	11/15/2055	3,555	3,566,127
Texas (State of) Transportation Commission;
Series 2019, RB(i)	0.00%	08/01/2043	3,750	1,422,412
Series 2019, RB(i)	0.00%	08/01/2044	4,400	1,576,872
Series 2019, RB(i)	0.00%	08/01/2046	1,000	322,200
Series 2019, RB(i)	0.00%	08/01/2047	1,000	305,730
Series 2019, RB(i)	0.00%	08/01/2048	1,000	290,310
Series 2019, RB(i)	0.00%	08/01/2050	1,500	389,640
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, RB	7.00%	06/30/2040	2,000	2,009,660
Texas State Public Finance Authority Charter School Finance Corp.; Series 2006 A, RB	6.25%	09/01/2036	400	400,524
Texas State Student Housing Corp.;
Series 2001, RB	6.75%	07/01/2021	145	144,983
Series 2001, RB	6.85%	07/01/2031	215	208,907
Texas Water Development Board; Series 2018, RB(j)	5.00%	10/15/2053	13,515	17,022,143
Trinity River Authority; Series 2017, Ref. RB	5.00%	08/01/2037	1,000	1,249,570
Vintage Township Public Facilities Corp.; Series 2008 A, RB	7.38%	10/01/2038	2,007	2,007,482
Waxahachie (City of), TX; Series 2015, RB	6.00%	08/15/2045	6,375	6,261,525
Wise (County of), TX;
Series 2011, RB	7.50%	08/15/2025	2,920	3,022,580
Series 2011, RB	7.75%	08/15/2028	4,615	4,773,756
				366,168,236

Utah–0.65%
Hideout (Town of), UT Local District No. 1;
Series 2014, RB	7.75%	08/01/2024	140	147,577
Series 2014, RB	8.25%	08/01/2034	610	628,941
Salt Lake (City of), UT;
Series 2018 A, RB(b)	5.00%	07/01/2048	4,000	4,738,800
Series 2018 A, RB(b)	5.25%	07/01/2048	7,410	8,910,154

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Utah (State of) Charter School Finance Authority;
Series 2012, RB	5.50%	07/15/2022	$265	$ 270,615
Series 2012, RB	6.00%	07/15/2032	1,750	1,786,662
Series 2012, RB	6.25%	07/15/2042	3,870	3,950,419
Series 2016 A, Ref. RB(e)	5.00%	02/15/2046	855	876,289
Series 2017, Ref. RB(e)	5.25%	06/15/2037	4,810	5,286,863
Series 2017, Ref. RB(e)	5.38%	06/15/2048	7,415	8,063,887
Series 2018 A, RB(e)	5.25%	10/15/2048	2,205	2,217,458
Series 2019 A, RB(e)	5.38%	06/15/2049	3,645	3,685,059
Utah (State of) Charter School Finance Authority (Esperanza Elementary School); Series 2018 A, RB(e)	5.00%	10/15/2038	2,330	2,343,234
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(e)	5.00%	06/15/2050	2,000	2,065,920
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB(h)(k)	6.30%	07/15/2022	750	832,778
Series 2012, RB(h)(k)	6.55%	07/15/2022	1,640	1,827,321
				47,631,977

Vermont–0.11%
East Central Vermont Telecommunications District;
Series 2018 A, RB(e)	5.75%	12/01/2036	1,450	1,508,174
Series 2018 A, RB(e)	5.60%	12/01/2043	960	981,427
Series 2019 A, RB(e)	5.00%	12/01/2048	4,330	4,112,980
Vermont (State of) Economic Development Authority; Series 2013, RB(b)(e)(h)	4.63%	04/03/2028	1,650	1,833,035
				8,435,616

Virgin Islands–0.16%
Tobacco Settlement Financing Corp.; Series 2006 A, RB(i)	0.00%	05/15/2035	28,550	11,557,611

Virginia–0.54%
Celebrate North Community Development Authority; Series 2003 B, RB(f)	6.75%	03/01/2034	1,425	855,000
Lewistown (City of), VA Commerce Center Community Development Authority; Series 2014 B, RB	6.05%	03/01/2044	2,775	2,154,066
Lewistown Commerce Center Community Development Authority;
Series 2014 A, RB	6.05%	03/01/2044	1,238	960,998
Series 2014 C, RB(f)	6.05%	03/01/2054	1,965	358,613
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.25%	01/01/2054	3,300	3,438,237
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	5.00%	09/01/2045	1,000	1,041,270
Richmond (City of), VA Redevelopment & Housing Authority; Series 2017, RB(e)	5.55%	01/01/2037	2,160	2,220,091
Roanoke (City of), VA Economic Development Authority (Richfield Living);
Series 2020, RB	5.00%	09/01/2050	1,960	1,921,192
Series 2020, RB	5.13%	09/01/2055	1,210	1,208,984
Roanoke (County of), VA Economic Development Authority;
Series 2019 A, Ref. RB	5.25%	09/01/2049	14,735	14,914,030
Series 2019 A, Ref. RB	5.38%	09/01/2054	7,215	7,367,164
Tobacco Settlement Financing Corp.; Series 2007 B-1, RB	5.00%	06/01/2047	1,515	1,522,499
Virginia (Commonwealth of) Small Business Financing Authority; Series 2018, RB(b)(e)(h)	5.00%	07/01/2038	1,690	1,753,510
				39,715,654

Washington–0.95%
Greater Wenatchee Regional Events Center Public Facilities District; Series 2012 A, RB	5.00%	09/01/2027	750	752,820
Kalispel Tribe of Indians;
Series 2018 A, RB(e)	5.00%	01/01/2032	2,200	2,481,358
Series 2018 A, RB(e)	5.25%	01/01/2038	3,000	3,361,410
Series 2018 B, RB(e)	5.00%	01/01/2032	500	563,945
Series 2018 B, RB(e)	5.25%	01/01/2038	1,000	1,120,470
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	165	165,157
Kitsap (County of), WA Consolidated Housing Authority; Series 2001 A, RB(b)	6.10%	10/01/2031	50	50,051

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Seattle (Port of), WA;
Series 2018 A, RB(b)	5.00%	05/01/2043	$3,000	$ 3,469,650
Series 2019, RB(b)	5.00%	04/01/2044	25,295	30,112,686
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	2,079	2,081,208
Washington (State of) Economic Development Finance Authority; Series 2017 A, RB(b)(e)(f)	7.50%	01/01/2032	26,355	22,401,750
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(e)	7.00%	07/01/2045	1,000	1,077,690
Series 2015 A, RB(e)	7.00%	07/01/2050	1,700	1,824,576
				69,462,771

West Virginia–0.95%
Brooke (County of), WV;
Series 2011 A, RB	6.50%	10/01/2031	3,000	2,964,900
Series 2011 A, RB	6.75%	10/01/2037	4,500	4,436,955
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2013, Ref. RB (Acquired 06/26/2013; Cost $19,288,697)(e)(f)	7.00%	06/01/2035	27,145	13,572,500
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(e)	5.75%	06/01/2042	19,000	20,368,000
Series 2019 B, Ref. RB(e)	7.50%	06/01/2042	6,140	6,443,684
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(e)	5.75%	06/01/2043	3,435	3,604,758
Series 2020, Ref. RB(e)	7.50%	06/01/2043	9,060	9,342,672
Ohio (County of), WV Development Authority; Series 2018, RB	5.00%	09/01/2048	10,465	9,339,175
				70,072,644

Wisconsin–2.18%
Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(e)	6.75%	08/01/2031	63,000	54,248,670
Public Finance Authority (Capitol Encore Academy (The));
Series 2019 A, RB(e)	4.75%	06/01/2029	250	264,088
Series 2019 A, RB(e)	5.25%	06/01/2039	750	787,485
Series 2019 A, RB(e)	5.50%	06/01/2049	1,940	2,037,330
Wisconsin (State of) Health & Educational Facilities Authority; Series 2019, Ref. RB	5.00%	08/01/2049	2,750	2,328,123
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	1,950	2,062,983
Series 2019, Ref. RB	5.00%	11/01/2046	2,100	2,190,846
Series 2019, Ref. RB	5.00%	11/01/2054	3,500	3,616,725
Wisconsin (State of) Public Finance Authority;
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $11,259)(e)(i)	0.00%	01/01/2047	156	3,705
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $9,680)(e)(i)	0.00%	01/01/2048	136	3,186
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $9,367)(e)(i)	0.00%	01/01/2049	134	3,064
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $8,913)(e)(i)	0.00%	01/01/2050	129	2,845
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $8,619)(e)(i)	0.00%	01/01/2051	127	2,744
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $11,015)(e)(i)	0.00%	01/01/2052	165	3,421
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $10,695)(e)(i)	0.00%	01/01/2053	163	3,308
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $10,171)(e)(i)	0.00%	01/01/2054	158	3,104
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $9,803)(e)(i)	0.00%	01/01/2055	154	2,969
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $9,445)(e)(i)	0.00%	01/01/2056	151	2,853
Series 2005 A-1, RB (Acquired 09/08/2005-07/31/2020; Cost $9,349,640)(e)(f)	5.50%	07/01/2056	7,795	5,668,939
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $10,304)(e)(i)	0.00%	01/01/2057	168	3,067
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $9,885)(e)(i)	0.00%	01/01/2058	163	2,913
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $9,477)(e)(i)	0.00%	01/01/2059	159	2,778
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $9,148)(e)(i)	0.00%	01/01/2060	156	2,627
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $8,891)(e)(i)	0.00%	01/01/2061	153	2,512
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $8,517)(e)(i)	0.00%	01/01/2062	149	2,376
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $8,217)(e)(i)	0.00%	01/01/2063	146	2,270
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $7,926)(e)(i)	0.00%	01/01/2064	143	2,175
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $7,702)(e)(i)	0.00%	01/01/2065	140	2,066
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $8,195)(e)(i)	0.00%	01/01/2066	151	2,112

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $97,454)(e)(i)	0.00%	01/01/2067	$1,821	$23,564
Series 2012 A-1, RB	7.00%	10/01/2042	6,883	6,636,726
Series 2012 B-1, RB(i)	0.00%	10/01/2042	1,055	412,948
Series 2012 C-1, RB(i)	0.00%	10/01/2042	2,000	41,200
Series 2012, RB	6.00%	09/01/2045	5,875	5,978,635
Series 2015 A, RB	6.00%	02/01/2045	1,910	1,990,086
Series 2016 A, RB(e)	5.25%	05/01/2046	2,500	2,552,550
Series 2016 A, RB	5.25%	01/01/2052	10,960	10,288,042
Series 2017 A, RB	5.00%	12/01/2052	865	880,717
Series 2018, RB (INS - AGM)(c)	5.00%	07/01/2058	7,900	9,132,084
Series 2019 A, RB(e)	5.38%	06/01/2044	1,480	1,410,292
Series 2019 A, RB(e)	5.50%	06/01/2054	1,840	1,735,157
Series 2019, RB(e)	5.00%	06/15/2054	455	462,503
Wisconsin (State of) Public Finance Authority (21st Century Public Academy);
Series 2020 A, RB(e)	5.00%	06/01/2040	760	768,124
Series 2020 A, RB(e)	5.00%	06/01/2049	1,340	1,317,810
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(e)	7.00%	12/01/2050	33,850	29,426,820
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(e)	5.13%	06/01/2048	2,075	2,213,423
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	1,060	1,113,668
Series 2012 A, RB	6.00%	07/15/2042	1,345	1,406,359
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, RB	5.00%	03/01/2046	7,720	8,816,549
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(e)	5.00%	06/15/2049	520	529,896
				160,398,437
Total Municipal Obligations (Cost $8,102,586,260)				8,095,199,894

			Shares
Common Stocks & Other Equity Interests–0.11%
Georgia–0.01%
Delta Air Lines, Inc.			7,679	236,897

Michigan–0.00%
General Motors Co.			2,919	86,490

Ohio–0.10%
Energy Harbor Corp.(m)			363,120	7,443,960
Total Common Stocks & Other Equity Interests (Cost $11,063,438)				7,767,347

	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.02%
Texas–0.02%
Aspen Power LLC (Cost $ 19,250,000)(f)(g)	9.00%	11/15/2049	$19,250	1,432,000
TOTAL INVESTMENTS IN SECURITIES(n) –110.29% (Cost $8,132,899,698)				8,104,399,241
FLOATING RATE NOTE OBLIGATIONS–(10.47)%
Notes with interest and fee rates ranging from 0.66% to 0.86% at 08/31/2020 and contractual maturities of collateral ranging from 07/15/2035 to 11/15/2057 (See Note 1K)(o)				(769,570,000)
BORROWINGS–(0.96)%				(70,400,000)
OTHER ASSETS LESS LIABILITIES–1.14%				83,937,603
NET ASSETS –100.00%				$7,348,366,844

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                     Invesco Rochester® Municipal Opportunities Fund

Investment Abbreviations:

ACA	- ACA Financial Guaranty Corp.
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
Ctfs.	- Certificates
FGIC	- Financial Guaranty Insurance Company
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
Wts.	- Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security subject to the alternative minimum tax.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $856,770,646, which represented 11.66% of the Fund’s Net Assets.

(f)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2020 was $505,680,433, which represented 6.88% of the Fund’s Net Assets.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Zero coupon bond issued at a discount.
(j)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(m)	Non-income producing security.
(n)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(o)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2020. At August 31, 2020, the Fund’s investments with a value of $1,223,109,446 are held by TOB Trusts and serve as collateral for the $769,570,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2020

Revenue Bonds	87.3%

General Obligation Bonds	11.1

Pre-Refunded Bonds	1.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                     Invesco Rochester® Municipal Opportunities Fund

Statement of Assets and Liabilities

August 31, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $8,132,899,698)	$8,104,399,241

Cash	3,134,147

Receivable for:
Investments sold	1,196,439

Fund shares sold	13,190,170

Interest	93,063,012

Investments matured, at value (Cost $44,652,921)	21,518,911

Investment for trustee deferred compensation and retirement plans	347,425

Other assets	2,739,016

Total assets	8,239,588,361

Liabilities:
Floating rate note obligations	769,570,000

Payable for:
Borrowings	70,400,000

Investments purchased	33,772,386

Dividends	5,952,174

Fund shares reacquired	8,467,673

Accrued fees to affiliates	2,309,443

Accrued interest expense	140,905

Accrued trustees’ and officers’ fees and benefits	210,250

Accrued other operating expenses	51,261

Trustee deferred compensation and retirement plans	347,425

Total liabilities	891,221,517

Net assets applicable to shares outstanding	$7,348,366,844

Net assets consist of:
Shares of beneficial interest	$8,786,469,000

Distributable earnings (loss)	(1,438,102,156)

$7,348,366,844

Net Assets:
Class A	$3,809,647,434

Class C	$816,775,040

Class Y	$2,705,794,589

Class R5	$6,408,405

Class R6	$9,741,376

Common shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	491,671,916

Class C	105,859,708

Class Y	349,661,004

Class R5	827,656

Class R6	1,256,968

Class A:
Net asset value per share	$7.75

Maximum offering price per share (Net asset value of $7.75 ÷ 95.75%)	$8.09

Class C:
Net asset value and offering price per share	$7.72

Class Y:
Net asset value and offering price per share	$7.74

Class R5:
Net asset value and offering price per share	$7.74

Class R6:
Net asset value and offering price per share	$7.75

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                     Invesco Rochester® Municipal Opportunities Fund

Statement of Operations

For the six months ended August 31, 2020

(Unaudited)

Investment income:
Interest	$169,489,140

Dividends	1,109

Total investment income	169,490,249

Expenses:
Advisory fees	12,204,491

Administrative services fees	495,215

Custodian fees	19,872

Distribution fees:
Class A	4,488,436

Class C	3,864,257

Interest, facilities and maintenance fees	10,947,398

Transfer agent fees – A, C and Y	2,500,793

Transfer agent fees – R5	25

Transfer agent fees – R6	39

Trustees’ and officers’ fees and benefits	38,690

Registration and filing fees	149,030

Reports to shareholders	70,071

Professional services fees	86,450

Other	(176,754)

Total expenses	34,688,013

Less: Expense offset arrangement(s)	(1,222)

Net expenses	34,686,791

Net investment income	134,803,458

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	17,222,380

Change in net unrealized appreciation (depreciation) of investment securities	(520,878,819)

Net realized and unrealized gain (loss)	(503,656,439)

Net increase (decrease) in net assets resulting from operations	$(368,852,981)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                     Invesco Rochester® Municipal Opportunities Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2020, period ended February 29, 2020, and year ended July 31, 2019

(Unaudited)

	Six Months Ended	Seven Months Ended	Year Ended
	August 31, 2020	February 29, 2020	July 31, 2019

Operations:
Net investment income	$ 134,803,458	$ 191,531,451	$ 296,066,753

Net realized gain (loss)	17,222,380	3,906,279	(194,746,898)

Change in net unrealized appreciation (depreciation)	(520,878,819)	473,319,492	595,643,647

Net increase (decrease) in net assets resulting from operations	(368,852,981)	668,757,222	696,963,502

Distributions to shareholders from distributable earnings:
Class A	(103,222,319)	(98,220,001)	(146,096,755)

Class C	(21,331,757)	(20,691,030)	(46,788,387)

Class Y	(70,091,886)	(68,785,001)	(93,038,150)

Class R5	(143,474)	(5,714)	(86)

Class R6	(220,143)	(252,655)	(86)

Total distributions from distributable earnings	(195,009,579)	(187,954,401)	(285,923,464)

Share transactions–net:
Class A	(281,505,195)	311,686,179	453,950,332

Class C	(132,147,691)	(60,132,134)	(287,744,063)

Class Y	(68,800,430)	371,352,632	477,395,184

Class R5	2,000,926	4,603,986	10,000

Class R6	(3,080,217)	12,072,001	10,000

Net increase (decrease) in net assets resulting from share transactions	(483,532,607)	639,582,664	643,621,453

Net increase (decrease) in net assets	(1,047,395,167)	1,120,385,485	1,054,661,491

Net assets:
Beginning of period	8,395,762,011	7,275,376,526	6,220,715,035

End of period	$7,348,366,844	$8,395,762,011	$7,275,376,526

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43                     Invesco Rochester® Municipal Opportunities Fund

Statement of Cash Flows

For the six months ended August 31, 2020

(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations	$ (368,852,981)

Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(1,686,132,149)
Proceeds from sales of investments	2,266,344,189
Purchases of short-term investments, net	(8,491,432)
Amortization of premium on investment securities	22,515,772
Accretion of discount on investment securities	(26,484,347)
Decrease in receivables and other assets	3,744,033
Decrease in accrued expenses and other payables	(510,864)
Net realized gain from investment securities	(17,222,380)
Net change in unrealized depreciation on investment securities	520,878,819
Net cash provided by operating activities	705,788,660

Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(96,034,897)
Proceeds from shares of beneficial interest sold	1,549,443,184
Proceeds of TOB Trusts	161,975,000
Repayments of TOB Trusts	(184,195,000)
Proceeds from borrowings	1,195,000,000
Repayment of borrowings	(1,260,900,000)
Disbursements from shares of beneficial interest reacquired	(2,124,320,826)
Net cash provided by (used in) financing activities	(759,032,539)
Net decrease in cash and cash equivalents	(53,243,879)
Cash and cash equivalents at beginning of period	56,378,026
Cash and cash equivalents at end of period	$ 3,134,147

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$ 97,075,848

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$ 10,946,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44                     Invesco Rochester® Municipal Opportunities Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/20	$8.30	$0.15	$(0.49)	$(0.34)	$(0.21)	$7.75	(3.74)%	$3,809,647	1.01	%(d)	1.01	%(d)	0.70	%(d)	3.93	%(d)	17%
Seven months ended 02/29/20	7.81	0.20	0.48	0.68	(0.19)	8.30	8.87	4,389,039	0.95	(e)	0.95	(e)	0.69	(e)	4.26	(e)	9
Year ended 07/31/19	7.34	0.35	0.45	0.80	(0.33)	7.81	11.26	3,825,646	1.20		1.20		0.76		4.64		34
Year ended 07/31/18	7.27	0.36	0.08	0.44	(0.37)	7.34	6.34	3,164,888	1.04		1.04		0.81		4.94		34
Year ended 07/31/17	7.37	0.39	(0.07)	0.32	(0.42)	7.27	4.47	3,182,443	1.06		1.06		0.75		5.36		29
Year ended 07/31/16	6.86	0.46	0.52	0.98	(0.47)	7.37	14.91	3,245,013	1.00		1.00		0.74		6.54		20
Year ended 07/31/15	7.01	0.51	(0.18)	0.33	(0.48)	6.86	4.59	2,968,690	0.99		0.99		0.74		7.19		16
Class C
Six months ended 08/31/20	8.26	0.12	(0.47)	(0.35)	(0.19)	7.72	(4.02)	816,775	1.66	(d)	1.66	(d)	1.35	(d)	3.28	(d)	17
Seven months ended 02/29/20	7.77	0.17	0.48	0.65	(0.16)	8.26	8.51	1,020,424	1.61	(e)	1.61	(e)	1.35	(e)	3.61	(e)	9
Year ended 07/31/19	7.31	0.30	0.45	0.75	(0.29)	7.77	10.45	1,019,084	1.86		1.86		1.42		3.99		34
Year ended 07/31/18	7.24	0.31	0.09	0.40	(0.33)	7.31	5.68	1,231,057	1.69		1.69		1.46		4.29		34
Year ended 07/31/17	7.35	0.33	(0.07)	0.26	(0.37)	7.24	3.74	1,301,304	1.78		1.78		1.47		4.66		29
Year ended 07/31/16	6.83	0.41	0.53	0.94	(0.42)	7.35	14.13	1,375,239	1.75		1.75		1.49		5.80		20
Year ended 07/31/15	6.99	0.46	(0.20)	0.26	(0.42)	6.83	3.68	1,234,906	1.75		1.75		1.50		6.43		16
Class Y
Six months ended 08/31/20	8.29	0.16	(0.48)	(0.32)	(0.23)	7.74	(3.61)	2,705,795	0.76	(d)	0.76	(d)	0.45	(d)	4.18	(d)	17
Seven months ended 02/29/20	7.80	0.21	0.49	0.70	(0.21)	8.29	9.04	2,968,456	0.71	(e)	0.71	(e)	0.45	(e)	4.51	(e)	9
Year ended 07/31/19	7.33	0.37	0.45	0.82	(0.35)	7.80	11.55	2,430,627	0.95		0.95		0.51		4.89		34
Year ended 07/31/18	7.26	0.38	0.08	0.46	(0.39)	7.33	6.61	1,824,770	0.79		0.79		0.56		5.19		34
Year ended 07/31/17	7.37	0.39	(0.06)	0.33	(0.44)	7.26	4.66	1,334,351	0.88		0.88		0.57		5.40		29
Year ended 07/31/16	6.85	0.47	0.53	1.00	(0.48)	7.37	15.10	920,958	0.85		0.85		0.59		6.68		20
Year ended 07/31/15	7.00	0.52	(0.18)	0.34	(0.49)	6.85	4.61	692,717	0.84		0.84		0.59		7.33		16
Class R5
Six months ended 08/31/20	8.29	0.16	(0.48)	(0.32)	(0.23)	7.74	(3.69)	6,408	0.68	(d)	0.68	(d)	0.37	(d)	4.26	(d)	17
Seven months ended 02/29/20	7.80	0.22	0.51	0.73	(0.24)	8.29	9.49	4,697	0.64	(e)	0.64	(e)	0.38	(e)	4.57	(e)	9
Period ended 07/31/19(f)	7.71	0.07	0.08	0.15	(0.06)	7.80	2.03	10	0.91	(e)	0.91	(e)	0.47	(e)	4.93	(e)	34
Class R6
Six months ended 08/31/20	8.29	0.16	(0.47)	(0.31)	(0.23)	7.75	(3.56)	9,741	0.68	(d)	0.68	(d)	0.37	(d)	4.26	(d)	17
Seven months ended 02/29/20	7.80	0.21	0.49	0.70	(0.21)	8.29	9.05	13,146	0.67	(e)	0.67	(e)	0.41	(e)	4.54	(e)	9
Period ended 07/31/19(f)	7.71	0.07	0.08	0.15	(0.06)	7.80	2.04	10	0.91	(e)	0.91	(e)	0.47	(e)	4.93	(e)	34

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $3,595,148, $851,723, $2,345,441, $4,882 and $7,763 for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45                     Invesco Rochester® Municipal Opportunities Fund

Notes to Financial Statements

August 31, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Rochester® Municipal Opportunities Fund, formerly Invesco Oppenheimer Rochester® High Yield Municipal Fund, (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature will change from ten years to eight years. The first conversion of Class C shares to Class A shares would occur at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of

46                     Invesco Rochester® Municipal Opportunities Fund

the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Cash and Cash Equivalents - For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

F.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

I.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

J.

Indemnifications - Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

K.

Floating Rate Note Obligations - The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase

47                     Invesco Rochester® Municipal Opportunities Fund

tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.

Other Risks - The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

M.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Next $10 billion	0.350%
Over $11 million	0.340%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2020, the effective advisory fee rate incurred by the Fund was 0.36%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 0.82%, 1.47%, 0.57%, 0.52% and 0.47%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the reporting period under this expense limit.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to

48                     Invesco Rochester® Municipal Opportunities Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 0.90% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2020, IDI advised the Fund that IDI retained $148,895 in front-end sales commissions from the sale of Class A shares and $223,380 and $153,539 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2020, there were transfers from Level 3 to Level 2 of $1,712,775, due to availability of market data for this security and from Level 2 to Level 3 of $57,194,204, due to lack of availability of market data for these securities.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$ –	$7,898,733,545	$196,466,349	$8,095,199,894

Common Stocks & Other Equity Interests	7,767,347	–	–	7,767,347

U.S. Dollar Denominated Bonds & Notes	–	–	1,432,000	1,432,000

Total Investments in Securities	7,767,347	7,898,733,545	197,898,349	8,104,399,241

Other Investments - Assets

Investments Matured	–	3,460,270	18,058,641	21,518,911

Total Investments	$7,767,347	$7,902,193,815	$215,956,990	$8,125,918,152

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2020:

						Change in
				Accrued		Unrealized	Transfers	Transfers
	Value 02/28/20	Purchases at Cost	Proceeds from Sales	Discounts/ Premiums	Realized Gain (Loss)	Appreciation (Depreciation)	into Level 3	out of Level 3	Value 08/31/20

Municipal Obligations	$145,408,551	$4,772,328	$(6,133,906)	$(10,548)	$117,397	$(3,168,902)	$57,194,204	$(1,712,775)	$196,466,349

U.S. Dollar Denominated Bonds & Notes	1,432,000	-	-	-	-	-	-	-	1,432,000

Investments Matured	19,777,377	35,022	(722,766)	-	114,923	(1,145,915)	-	-	18,058,641

Total	$166,617,928	$4,807,350	$(6,856,672)	$(10,548)	$232,320	$(4,314,817)	$57,194,204	$(1,712,775)	$215,956,990

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,222.

49                     Invesco Rochester® Municipal Opportunities Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances and Borrowings

The Fund has entered into a $2.5 billion revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Funds, and which will expire on February 25, 2021. The revolving credit and security agreement is secured by the assets of the Fund.

    During the six months ended August 31, 2020, the average daily balance of borrowing under the revolving credit and security agreement was $128,540,217 with a weighted interest rate of 1.51%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

    Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2020 were $778,932,143 and 1.84%, respectively.

    The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of February 29, 2020, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$131,051,152	$1,396,069,316	$1,527,120,468

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2020 was $1,352,078,394 and $2,267,540,628, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$525,679,142

Aggregate unrealized (depreciation) of investments	(676,399,721)

Net unrealized appreciation (depreciation) of investments	$(150,720,579)

    Cost of investments for tax purposes is $8,276,638,731.

NOTE 9–Share Information

	Summary of Share Activity
	Six months ended August 31, 2020(a)		Seven months ended February 29, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount
Sold:
Class A	52,056,042	$393,666,664	74,011,584	$590,119,114	131,054,012	$989,975,095
Class C	9,285,632	69,913,513	14,365,785	113,951,532	27,892,637	207,446,026
Class Y	141,365,135	1,060,015,811	89,913,451	716,659,553	160,665,832	1,198,634,680
Class R5(b)	347,679	2,643,867	565,381	4,602,340	1,297	10,000
Class R6(b)	994,551	7,429,551	2,564,780	20,210,999	1,297	10,000

50                     Invesco Rochester® Municipal Opportunities Fund

	Summary of Share Activity

	Six months ended August 31, 2020(a)		Seven months ended February 29, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	6,151,702	$45,503,507	10,551,731	$84,351,905	16,454,954	$122,957,474

Class C	1,529,670	11,250,017	2,321,196	18,469,320	5,592,006	41,526,613

Class Y	5,412,127	40,073,515	7,822,661	62,472,815	10,851,809	81,178,318

Class R5(b)	17,771	132,089	361	2,978	-	-

Class R6(b)	15,885	116,720	30,023	242,420	-	-

Automatic conversion of Class C shares to
Class A shares:
Class A	11,918,237	90,733,073	10,634,641	84,788,564	-	-

Class C	(11,967,045)	(90,733,073)	(10,685,888)	(84,788,564)	-	-

Reacquired:
Class A	(107,429,186)	(811,408,439)	(56,259,163)	(447,573,404)	(88,765,384)	(658,982,237)

Class C	(16,548,406)	(122,578,148)	(13,581,413)	(107,764,422)	(70,838,918)	(536,716,702)

Class Y	(155,295,364)	(1,168,889,756)	(51,250,119)	(407,779,736)	(108,775,595)	(802,417,814)

Class R5(b)	(104,671)	(775,030)	(162)	(1,332)	-	-

Class R6(b)	(1,338,438)	(10,626,488)	(1,011,130)	(8,381,418)	-	-

Net increase (decrease) in share activity	(63,588,679)	$(483,532,607)	79,453,719	$639,582,664	84,133,947	$643,621,453

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date after the close of business on May 24, 2019.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

51                     Invesco Rochester® Municipal Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$962.60	$5.00	$1,020.11	$5.14	1.01%
Class C	1,000.00	959.80	8.20	1,016.84	8.44	1.66
Class Y	1,000.00	963.90	3.76	1,021.37	3.87	0.76
Class R5	1,000.00	963.10	3.36	1,021.78	3.47	0.68
Class R6	1,000.00	964.40	3.37	1,021.78	3.47	0.68

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

52                     Invesco Rochester® Municipal Opportunities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® Municipal Opportunities Fund’s (formerly, Invesco Oppenheimer Rochester® High Yield Municipal Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the

Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays Municipal Bond Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The

53                     Invesco Rochester® Municipal Opportunities Fund

Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D. Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E. Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F. Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

54                     Invesco Rochester® Municipal Opportunities Fund

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROHYM-SAR-1

Semiannual Report to Shareholders	August 31, 2020

Invesco Rochester® New York Municipals Fund
Effective September 30, 2020, Invesco Oppenheimer Rochester® New York Municipals Fund was renamed Invesco Rochester® New York Municipals Fund. Nasdaq: A: RMUNX ∎ C: RMUCX ∎ Y: RMUYX ∎ R6: IORUX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
25	Financial Statements
28	Financial Highlights
29	Notes to Financial Statements
35	Fund Expenses
36	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2	Invesco Rochester® New York Municipals Fund

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/29/20 to 8/31/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.99%
Class C Shares	-3.38
Class Y Shares	-2.88
Class R6 Shares	-2.84
Bloomberg Barclays Municipal Bond Index▼	0.19
U.S. Consumer Price Index∎	0.48

Source(s): ▼RIMES Technologies Corp; ∎Bloomberg L.P.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

The U.S. Consumer Price Index is a measure of change in consumer prices as determined by the U.S. Bureau of Labor Statistics.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3	Invesco Rochester® New York Municipals Fund

Average Annual Total Returns
As of 8/31/20, including maximum applicable sales charges

Class A Shares
Inception (5/15/86)	6.24%
10 Years	4.91
5 Years	6.27
1 Year	-3.11

Class C Shares
Inception (3/17/97)	5.06%
10 Years	4.51
5 Years	6.35
1 Year	-0.55

Class Y Shares
Inception (4/28/00)	5.82%
10 Years	5.55
5 Years	7.42
1 Year	1.44

Class R6 Shares
10 Years	5.41%
5 Years	7.26
1 Year	1.49

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester Fund Municipals, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® New York Municipals Fund (the Fund). Returns shown above, prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a

CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4	Invesco Rochester® New York Municipals Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing

HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5	Invesco Rochester® New York Municipals Fund

Schedule of Investments

August 31, 2020

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–105.22%
New York–90.13%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2043	$1,750	$ 2,125,322
Series 2018 A, RB	5.00%	12/15/2048	2,585	3,120,406
Series 2018 B, RB(a)	5.00%	12/15/2033	335	394,771
Series 2018 B, RB(a)	5.00%	12/15/2034	250	293,733
Albany (County of), NY Industrial Development Agency (Rehabilitation Support Services, Inc. (The)); Series 1993 A, RB	8.37%	06/01/2023	250	250,150
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	1,665	1,565,800
Albany (County of), NY Parking Authority; Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/15/2025	315	378,176
Albany Capital Resource Corp. (College Saint Rose (The));
Series 2011 A, RB	5.38%	07/01/2026	1,525	1,546,746
Series 2011 A, RB	5.62%	07/01/2031	1,315	1,331,885
Series 2011 A, RB	5.87%	07/01/2041	8,165	8,262,899
Albany Capital Resource Corp. (Empire Commons Student Housing);
Series 2016 A, Ref. RB	5.00%	05/01/2027	300	342,432
Series 2016 A, Ref. RB	5.00%	05/01/2032	200	223,224
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	4.00%	10/01/2037	2,575	2,640,920
Series 2018, Ref. RB	5.00%	10/01/2043	2,345	2,581,517
Series 2018, Ref. RB	5.00%	10/01/2048	2,435	2,652,178
Amherst Development Corp. (UBF Faculty-Student Housing Corp. - Greiner & Hadley Refunding Projects at SUNY Buffalo); Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2045	1,000	1,161,190
Barclays Capital Municipal Trust Receipts; Series 2011, RB(c)(d)(e)	5.25%	12/01/2035	21,515	22,058,361
Battery Park (City of), NY Authority; Series 2019, RB	4.00%	11/01/2044	4,000	4,720,440
Brookhaven (City of), NY Industrial Development Agency (Enecon Corp.); Series 2007 B, RB(a)	6.30%	11/01/2033	2,620	2,517,925
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	1,725	1,881,993
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(f)	0.00%	07/15/2034	3,685	2,130,446
Series 2016 A, Ref. RB	5.00%	07/15/2042	42,330	46,051,230
Broome County Local Development Corp. (United Health Services Hospital); Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2050	3,500	4,023,110
Buffalo & Erie County Industrial Land Development Corp. (Buffalo State College Foundation Housing Corp.);
Series 2011, RB(g)(h)	5.38%	04/01/2021	1,770	1,823,436
Series 2011, RB(g)(h)	6.00%	04/01/2021	870	899,310
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System); Series 2015, RB	5.25%	07/01/2035	1,500	1,712,430
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology);
Series 2017 A, Ref. RB	4.50%	06/01/2027	1,500	1,636,575
Series 2017 A, Ref. RB	5.00%	06/01/2035	840	916,196
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2032	140	165,941
Series 2018, Ref. RB	5.00%	10/01/2033	150	176,978
Series 2018, Ref. RB	5.00%	10/01/2037	500	581,740
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,084,111
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	825	874,376
Buffalo (City of), NY Municipal Water Finance Authority;
Series 2015 A, Ref. RB	5.00%	07/01/2029	300	359,430
Series 2015 A, Ref. RB	5.00%	07/01/2030	150	179,558
Series 2015 A, Ref. RB	5.00%	07/01/2031	210	250,830
Series 2015 A, Ref. RB	5.00%	07/01/2032	245	291,996
Build NYC Resource Corp.; Series 2015, RB	5.00%	07/01/2045	1,160	1,283,540
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/2033	500	526,770

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	5.00%	06/01/2038	$1,525	$ 1,671,964
Series 2018, RB	5.00%	06/01/2048	2,415	2,615,517
Build NYC Resource Corp. (Chapin School); Series 2017, Ref. RB	5.00%	11/01/2047	8,000	12,736,000
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	555	628,798
Series 2019, RB	4.00%	07/01/2049	1,300	1,458,288
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	880	1,037,617
Series 2017, Ref. RB	5.00%	08/01/2036	1,500	1,745,085
Series 2017, Ref. RB	5.00%	08/01/2047	4,430	5,047,985
Build NYC Resource Corp. (Methodist Hospital);
Series 2014, Ref. RB	5.00%	07/01/2026	1,100	1,252,801
Series 2014, Ref. RB	5.00%	07/01/2030	500	563,090
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School); Series 2017 A, RB(c)	5.00%	06/01/2047	1,250	1,319,425
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(c)	5.62%	02/01/2039	1,100	1,156,133
Series 2019, RB(c)	5.75%	02/01/2049	1,330	1,391,486
Build NYC Resource Corp. (Pratt Paper, Inc.);
Series 2014, Ref. RB(a)(c)	4.50%	01/01/2025	1,365	1,435,025
Series 2014, Ref. RB(a)(c)	5.00%	01/01/2035	4,350	4,655,022
Build NYC Resource Corp. (YMCA of Greater New York); Series 2012, RB(g)(h)	5.00%	08/01/2022	860	937,598
Bushnell’s Basin Fire Association, Inc.; Series 2005 B, RB	5.75%	11/01/2030	2,430	2,355,326
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	200	212,584
Series 2014, RB	5.00%	05/01/2039	250	263,268
Cattaraugus County Capital Resource Corp. (St. Bonaventure University Ref.);
Series 2016 A, Ref. RB	5.00%	05/01/2030	510	562,295
Series 2016 A, Ref. RB	5.00%	05/01/2031	540	591,770
Chautauqua (City & County of), NY Utility District;
Series 2006, GO Bonds	5.00%	06/01/2023	95	95,328
Series 2006, GO Bonds	5.00%	06/01/2025	105	105,361
Chemung (County of), NY Industrial Development Agency (Hathorn Redevelopment Co.);
Series 2001 A, IDR(a)	4.85%	07/01/2023	310	311,690
Series 2001 A, IDR(a)	5.00%	07/01/2033	1,515	1,522,363
City of Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2028	400	454,304
Series 2016 A, Ref. RB	5.00%	05/01/2029	550	622,177
Series 2016 A, Ref. RB	5.00%	05/01/2030	350	394,356
Series 2016 A, Ref. RB	5.00%	05/01/2031	350	392,396
Deutsche Bank Spears/Lifers Trust; Series 2013, RB(c)(d)(e)	5.25%	12/01/2035	31,750	33,663,255
Dutchess (County of), NY Water & Wastewater Authority; Series 1998 1, RB(f)	0.00%	06/01/2027	1,000	938,100
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2014 A, RB(g)(h)	5.00%	07/01/2024	1,195	1,407,746
Series 2016 A, Ref. RB	5.00%	07/01/2030	1,255	1,478,528
Series 2016 B, RB	4.00%	07/01/2034	6,410	7,051,833
Series 2016 B, RB	5.00%	07/01/2035	2,715	3,142,097
Series 2016 B, RB	5.00%	07/01/2046	25,775	29,241,480
Series 2019 B, Ref. RB	4.00%	07/01/2044	2,430	2,661,579
Dutchess County Local Development Corp. (Marist College); Series 2015 A, RB	5.00%	07/01/2036	2,335	2,661,223
Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	3,570	3,886,266
Dutchess County Local Development Corp. (Vassar College);
Series 2017, Ref. RB	5.00%	07/01/2034	840	1,029,420
Series 2017, Ref. RB	5.00%	07/01/2036	840	1,022,608
Series 2017, Ref. RB	5.00%	07/01/2037	1,205	1,462,942
Series 2017, Ref. RB	5.00%	07/01/2042	2,535	3,033,634
Series 2020, Ref. RB	5.00%	07/01/2045	5,000	6,334,250
Series 2020, Ref. RB	4.00%	07/01/2049	5,000	5,759,450
East Rochester Housing Authority (Jefferson Park Association L.P.); Series 1999, RB(a)	6.75%	03/01/2030	1,445	1,396,968

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Elmira (City of), NY Housing Authority (Eastgate Apartments L.P.); Series 2007, RB(a)	6.25%	06/01/2044	$2,250	$ 2,251,440
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2038	5,000	5,003,150
Series 2005 A, RB	5.00%	06/01/2045	1,275	1,275,791
Series 2005 D, RB(f)	0.00%	06/01/2055	194,300	13,929,367
Series 2006 A, RB(f)	0.00%	06/01/2060	434,000	19,725,300
Franklin (County of), NY Solid Waste Management Authority;
Series 2015 A, RB(a)	5.00%	06/01/2025	300	351,642
Series 2019, RB(a)	4.00%	06/01/2025	910	1,024,833
Series 2019, RB(a)	4.00%	06/01/2026	950	1,084,150
Series 2019, RB(a)	4.00%	06/01/2027	985	1,136,335
Genesee (County of), NY Industrial Development Agency (United Memorial Medical Center); Series 2007, Ref. RB	5.00%	12/01/2032	55	55,168
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A, RB(c)	5.50%	07/01/2044	5,495	5,228,108
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(c)	6.80%	12/01/2044	9,530	10,768,042
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	1,700	1,875,644
Series 2014, RB	5.00%	07/01/2034	1,500	1,631,400
Series 2014, RB	5.00%	07/01/2039	1,250	1,347,263
Series 2014, RB	5.00%	07/01/2044	1,000	1,070,500
Series 2017, Ref. RB	5.00%	07/01/2029	475	554,857
Series 2017, Ref. RB	5.00%	07/01/2030	425	493,616
Series 2017, Ref. RB	5.00%	07/01/2031	390	450,551
Series 2017, Ref. RB	5.00%	07/01/2032	700	804,237
Series 2017, Ref. RB	5.00%	07/01/2035	730	830,295
Series 2017, Ref. RB	5.00%	07/01/2036	570	647,281
Series 2017, Ref. RB	5.00%	07/01/2038	650	733,922
Hudson Yards Infrastructure Corp; Series 2017 XF0550, Ref. Revenue Ctfs.(d)	5.00%	02/15/2042	26,500	31,498,695
Hudson Yards Infrastructure Corp.;
Series 2011, RB	5.25%	02/15/2047	1,010	1,030,311
Series 2012 A, RB	5.75%	02/15/2047	13,660	13,976,912
Series 2017 A, Ref. RB	5.00%	02/15/2038	11,000	13,189,550
Series 2017 A, Ref. RB	5.00%	02/15/2039	15,705	18,788,991
Series 2017 A, Ref. RB	5.00%	02/15/2042	19,880	23,629,964
Series 2017 A, Ref. RB (INS - BAM)(b)	5.00%	02/15/2042	20,000	23,839,600
Series 2017 A, Ref. RB	5.00%	02/15/2045	30,750	36,350,497
Series 2017 A, Ref. RB (INS - AGM)(b)	4.00%	02/15/2047	575	630,269
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	4.00%	11/01/2047	555	534,360
Jefferson County Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	5.00%	11/01/2037	4,000	4,664,960
Livingston (County of), NY Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, RB	6.00%	07/01/2030	1,000	1,000,590
Lockport (City of), NY;
Series 2014, GO Bonds	5.00%	10/15/2020	435	437,118
Series 2014, GO Bonds	5.00%	10/15/2021	455	474,206
Series 2014, GO Bonds	5.00%	10/15/2022	480	517,781
Series 2014, GO Bonds	5.00%	10/15/2023	505	562,626
Series 2014, GO Bonds	5.00%	10/15/2024	530	608,535
Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2039	12,315	14,154,615
Series 2014 A, Ref. RB	5.00%	09/01/2044	14,530	16,669,688
Series 2017, RB	5.00%	09/01/2047	12,925	15,595,434

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Long Island Power Authority;
Series 2012 A, RB(g)(h)	5.00%	09/01/2022	$6,635	$ 7,273,685
Series 2012 A, RB	5.00%	09/01/2042	13,365	14,232,388
Series 2016 B, Ref. RB	5.00%	09/01/2036	4,405	5,307,364
Series 2016, Ref. RB	5.00%	09/01/2035	6,280	7,586,491
Series 2016, Ref. RB	5.00%	09/01/2041	12,335	14,752,043
Series 2017, RB	5.00%	09/01/2029	750	955,905
Series 2017, RB	5.00%	09/01/2030	1,500	1,900,395
Series 2017, RB	5.00%	09/01/2037	3,405	4,181,680
Series 2017, RB (INS - BAM)(b)	5.00%	09/01/2042	14,000	17,077,900
Series 2017, RB (INS - BAM)(b)	5.00%	09/01/2047	25,000	30,311,500
Series 2018, RB	5.00%	09/01/2032	2,815	3,615,642
Series 2018, RB	5.00%	09/01/2036	2,000	2,518,160
Series 2018, RB	5.00%	09/01/2037	7,000	8,793,120
Series 2018, RB	5.00%	09/01/2038	5,000	6,263,300
Series 2018, RB	5.00%	09/01/2039	4,000	4,997,640
Series 2019 A, RB	4.00%	09/01/2038	1,000	1,162,460
Metropolitan Transportation Authority;
Series 2002 D-1, Ref. RB	5.00%	11/01/2028	3,500	3,635,380
Series 2012 D, Ref. RB	5.00%	11/15/2030	17,675	18,342,585
Series 2012 D, Ref. RB (INS - AGM)(b)	4.00%	11/15/2032	100	104,432
Series 2012 D, Ref. RB	5.00%	11/15/2032	2,150	2,228,991
Series 2012 H, RB	5.00%	11/15/2025	1,350	1,409,535
Series 2012 H, RB	5.00%	11/15/2030	340	352,842
Series 2012 H, RB	5.00%	11/15/2033	940	974,329
Series 2013 C, RB	5.00%	11/15/2038	4,000	4,163,600
Series 2014 B, RB	5.25%	11/15/2039	5,135	5,476,221
Series 2015 B, Ref. RB	5.25%	11/15/2055	9,000	9,606,060
Series 2015 C-1, Ref. RB	5.25%	11/15/2030	6,540	7,210,546
Series 2015 D-1, Ref. RB	5.00%	11/15/2033	10,000	10,793,300
Series 2016 B, Ref. RB	5.00%	11/15/2037	5,000	5,451,600
Series 2016 C-1, RB	5.00%	11/15/2056	16,170	17,294,138
Series 2016 C-1, RB	5.25%	11/15/2056	20,830	22,632,212
Series 2017 D, Ref. RB	5.00%	11/15/2031	8,665	9,653,070
Series 2017 D, Ref. RB	5.00%	11/15/2033	2,295	2,553,394
Series 2017 D, Ref. RB	5.00%	11/15/2035	5,695	6,327,771
Series 2017 XF0564, Ref. Revenue Ctfs.(d)	5.25%	11/15/2057	21,000	24,798,690
Series 2017 XF0583, Ref. Revenue Ctfs.(d)	5.25%	11/15/2056	23,860	25,769,039
Subseries 2002 G-1H, Ref. RB (67% of 1 mo. USD LIBOR + 0.82%)(e)(h)	0.92%	02/01/2022	795	770,474
Metropolitan Transportation Authority (Green Bonds);
Series 2015 A-2, RB(h)	5.00%	05/15/2030	18,000	20,867,940
Series 2016 B-1, Ref. RB	5.00%	11/15/2036	3,955	4,608,089
Series 2016 B-1, Ref. RB	5.00%	11/15/2056	10,345	11,739,092
Series 2017 C-1, Ref. RB (INS - BAM)(b)	5.00%	11/15/2031	18,000	22,249,260
Series 2017 C-1, Ref. RB (INS - BAM)(b)	5.00%	11/15/2034	24,700	30,121,403
Series 2017 C-2, Ref. RB(f)	0.00%	11/15/2040	3,750	1,660,837
Series 2017, RB	5.25%	11/15/2057	4,505	5,319,909
Series 2019 A-2, Ref. RB (INS - AGM)(b)	5.00%	11/15/2044	7,900	9,484,977
Series 2019 B, RB	5.00%	11/15/2052	15,000	16,409,400
Series 2019 C, RB (INS - AGM)(b)	4.00%	11/15/2045	560	622,754
Series 2020 C-1, RB	5.25%	11/15/2055	15,000	16,884,900
Subseries 2017 A-1, RB	5.25%	11/15/2057	6,835	7,468,536
Monroe (County of), NY Industrial Development Agency (Parma Senior Housing Associates, L.P.); Series 2005 A, RB(a)	6.50%	12/01/2042	2,190	2,189,825
Monroe (County of), NY Industrial Development Agency (Rochester Schools Modernization);
Series 2015, RB	5.00%	05/01/2030	1,000	1,190,540
Series 2015, RB	5.00%	05/01/2031	1,500	1,778,235

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe (County of), NY Industrial Development Agency (Volunteers of America of Western New York, Inc.); Series 1998, RB	5.75%	08/01/2028	$2,345	$ 2,306,894
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2034	375	429,101
Monroe County Industrial Development Corp. (Monroe Community College); Series 2014, Ref. RB (INS - AGM)(b)	5.00%	01/15/2038	890	978,600
Monroe County Industrial Development Corp. (Nazareth College of Rochester);
Series 2011, RB(g)(h)	5.00%	10/01/2021	850	893,537
Series 2011, RB(g)(h)	5.25%	10/01/2021	500	526,960
Series 2011, RB(g)(h)	5.50%	10/01/2021	1,840	1,944,181
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2037	50	53,270
Series 2013 A, Ref. RB	5.00%	12/01/2042	2,010	2,130,540
Series 2017, RB	5.00%	12/01/2046	5,000	5,752,450
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2011, RB	5.62%	06/01/2026	850	873,605
Series 2011, RB	6.00%	06/01/2034	1,495	1,534,109
Series 2014 A, RB	5.00%	06/01/2029	500	551,090
Series 2014 A, RB	5.50%	06/01/2034	960	1,062,749
Series 2014 A, RB	5.00%	06/01/2044	1,515	1,629,761
Monroe County Industrial Development Corp. (Unity Hospital of Rochester (The));
Series 2010, Ref. RB	5.75%	08/15/2035	15,100	15,392,185
Series 2010, Ref. RB	5.50%	08/15/2040	5,000	5,085,000
Monroe County Industrial Development Corp. (University of Rochester);
Series 2015 A, Ref. RB	5.00%	07/01/2028	180	214,547
Series 2015 A, Ref. RB	5.00%	07/01/2032	1,500	1,753,215
Series 2015 A, Ref. RB	5.00%	07/01/2033	1,785	2,077,704
Series 2017 C, Ref. RB	4.00%	07/01/2043	3,175	3,568,763
Series 2020 A, RB	4.00%	07/01/2050	32,600	37,734,174
Monroe Tobacco Asset Securitization Corp.; Series 2006 A, RB(f)	0.00%	06/01/2061	650,000	28,216,500
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	10,405	10,930,452
Series 2016 A, RB	5.00%	11/15/2056	63,245	70,307,569
Municipal Assistance Corp. for the City of Troy;
Series 1996 C, RB (INS - NATL)(b)(f)	0.00%	07/15/2021	803	800,873
Series 1996 C, RB (INS - NATL)(b)(f)	0.00%	01/15/2022	1,218	1,213,175
Nassau (County of), NY;
Series 2015 B, GO Bonds (INS - BAM)(b)	5.00%	04/01/2030	4,025	4,566,765
Series 2016 A, Ref. GO Bonds	5.00%	01/01/2038	1,000	1,169,320
Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	04/01/2040	3,335	4,083,241
Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	04/01/2043	16,665	20,260,140
Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2040	6,050	7,444,525
Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2045	8,510	10,319,737
Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2049	12,765	15,478,839
Nassau (County of), NY Industrial Development Agency;
Series 2006 A-A, RB	6.00%	06/01/2021	75	74,538
Series 2006 A-D, RB	6.00%	06/01/2021	75	74,527
Series 2007 A-C, RB	5.95%	11/01/2022	30	29,260
Series 2007 A-F, RB	5.95%	11/01/2022	45	43,900
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB	6.50%	01/01/2032	420	355,547
Series 2014 A, RB	6.70%	01/01/2049	180	134,039
Series 2014 C, RB(i)	2.00%	01/01/2049	2,167	216,662
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	300	335,130
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A2, Ref. RB	5.20%	12/01/2037	1,585	1,412,172
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2027	930	993,845

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	$1,000	$ 1,000,080
Series 2006 A-3, RB	5.00%	06/01/2035	750	750,068
Series 2006 A-3, RB	5.13%	06/01/2046	615	615,092
Series 2006 C, RB(f)	0.00%	06/01/2046	105,975	16,811,874
Series 2006 D, RB(f)	0.00%	06/01/2060	923,215	37,445,600
Series 2006 E, RB(f)	0.00%	06/01/2060	40,000	1,621,200
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	17,100	15,138,459
New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2040	1,250	1,344,863
New York & New Jersey (States of) Port Authority;
Series 2011 169, RB(a)	5.00%	10/15/2036	2,720	2,832,635
Series 2011 XF2025, Ref. Revenue Ctfs.(d)	5.25%	07/15/2036	15,000	15,212,250
Series 2012 172, RB(a)	5.00%	10/01/2034	400	423,028
Series 2016 197, Ref. RB(a)	5.00%	11/15/2035	7,000	8,353,240
Series 2016 197, Ref. RB(a)	5.00%	11/15/2041	10,000	11,842,600
Series 2017 200, Ref. RB	5.25%	10/15/2057	3,120	3,720,038
Series 2017, Ref. RB	5.00%	10/15/2047	3,000	3,553,110
Series 2018 207, Ref. RB(a)	4.00%	03/15/2035	10,000	11,273,200
Series 2018 211, Ref. RB	4.00%	09/01/2038	1,700	1,961,137
Series 2018, Ref. RB	5.00%	09/01/2048	12,475	15,104,979
Series 2019 217, RB	4.00%	11/01/2049	20,660	23,707,763
Series 2019, RB	4.00%	11/01/2041	600	697,164
Series 2019, RB(a)	4.00%	11/01/2041	9,000	10,105,380
Series 2019, RB (INS - BAM)(b)	4.00%	11/01/2041	19,400	22,541,636
Series 2019, RB(a)	4.00%	11/01/2047	25,350	28,179,820
Series 2020 221, RB(a)	4.00%	07/15/2045	5,000	5,607,000
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB (INS - NATL)(a)(b)	5.75%	12/01/2022	19,195	19,452,789
Series 1997 6, RB (INS - NATL)(a)(b)	5.75%	12/01/2025	32,175	32,607,432
Series 2010 8, RB	6.50%	12/01/2028	345	349,633
Series 2010 8, RB	6.00%	12/01/2036	1,000	1,012,230
Series 2010, RB	6.00%	12/01/2042	860	870,518
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2028	5	5,172
Series 1997 C, GO Bonds (INS - NATL)(b)	5.50%	11/15/2037	10	10,043
Series 2002 D, GO Bonds	5.25%	06/01/2027	230	230,945
Series 2002 D, GO Bonds	5.38%	06/01/2032	380	381,600
Series 2003 F, GO Bonds	5.32%	01/15/2028	5	5,021
Series 2012 A-1, GO Bonds	5.00%	10/01/2029	2,500	2,732,850
Series 2012 A-1, GO Bonds	5.00%	10/01/2030	350	382,291
Series 2012 A-1, GO Bonds	5.00%	10/01/2033	3,300	3,595,086
Series 2012 A-1, GO Bonds	5.00%	10/01/2034	1,915	2,084,573
Series 2013 F-1, GO Bonds	5.00%	03/01/2037	1,865	2,057,897
Series 2013 XF2040, GO Ctfs.(d)(g)	5.00%	10/01/2034	10,000	10,463,000
Series 2016 B-1, GO Bonds	5.00%	12/01/2038	5,200	6,255,236
Series 2017 A-1, GO Bonds	5.00%	08/01/2038	4,000	4,773,560
Series 2017 B-1, GO Bonds	5.00%	10/01/2037	3,000	3,655,230
Series 2017 B-1, GO Bonds	5.00%	12/01/2041	19,815	23,705,873
Series 2017 BB-1, RB	5.00%	06/15/2046	38,115	46,622,268
Series 2017 CC-1, RB	5.00%	06/15/2048	1,000	1,221,550
Series 2017 DD, RB	5.00%	06/15/2047	6,000	7,311,660
Series 2017, Ref. RB	5.00%	06/15/2038	10,000	12,424,800
Series 2018 E-1, GO Bonds	5.25%	03/01/2035	1,000	1,250,670
Series 2018 E-1, GO Bonds	5.00%	03/01/2044	25,000	30,091,000
Series 2018 F-1, GO Bonds	5.00%	04/01/2045	15,000	18,054,900
Series 2019 A, GO Bonds	5.00%	08/01/2045	880	1,084,186
Series 2019 A-1, GO Bonds	4.00%	08/01/2042	10,000	11,505,100
Series 2019 A-1, GO Bonds	5.00%	08/01/2043	8,880	10,981,541

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2019 B-1, GO Bonds	4.00%	10/01/2040	$28,090	$ 32,539,737
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	595	739,650
Series 2019 DD-1, RB	5.25%	06/15/2049	5,000	6,294,850
Series 2019 FF-2, Ref. RB	4.00%	06/15/2041	8,000	9,354,960
Series 2020 FF, Ref. RB	4.00%	06/15/2041	5,850	6,943,540
Series 2020, GG-1, RB	4.00%	06/15/2050	9,500	11,108,825
New York (City of), NY Industrial Development Agency; Series 1997, RB(a)(g)	6.20%	10/01/2022	22,255	23,967,745
New York (City of), NY Industrial Development Agency (1996 Comprehensive Care Management Corp.);
Series 1998 C, RB	6.37%	11/01/2028	950	883,500
Series 1998, RB	6.37%	11/01/2028	2,390	2,221,816
New York (City of), NY Industrial Development Agency (Allied Metal Spinning Corp.); Series 1997 B, RB(a)	7.12%	12/01/2027	670	669,946
New York (City of), NY Industrial Development Agency (Cool Wind Ventilation Corp.); Series 2007 A-2, IDR(a)	6.07%	11/01/2027	4,790	4,794,024
New York (City of), NY Industrial Development Agency (Gourmet Boutique); Series 2006, IDR	10.00%	05/01/2021	795	797,131
New York (City of), NY Industrial Development Agency (MediSys Health Network, Inc.); Series 1999, RB	6.25%	03/15/2024	8,070	7,657,058
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium);
Series 2006, RB (INS - AMBAC)(b)	5.00%	01/01/2036	1,140	1,140,194
Series 2006, RB (INS - AMBAC)(b)	4.75%	01/01/2042	3,000	3,000,180
New York (City of), NY Industrial Development Agency (Special Needs Facilities Pooled Program);
Series 1999 A-1, RB	6.65%	07/01/2023	200	200,150
Series 2007 B-1, RB (INS - ACA)(b)	5.25%	07/01/2022	155	155,147
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (INS - FGIC)(b)	5.00%	03/01/2031	170	170,049
Series 2006, RB (INS - FGIC)(b)	5.00%	03/01/2046	19,985	20,026,369
Series 2009, RB (INS - AGC)(b)	7.00%	03/01/2049	16,500	16,591,410
New York (City of), NY Municipal Water Finance Authority;
Series 2017 EE, Ref. RB	5.00%	06/15/2037	515	641,834
Series 2019 BB-1, RB	4.00%	06/15/2049	4,800	5,580,432
Series 2019 CC-1, RB	4.00%	06/15/2049	6,450	7,498,705
Series 2019 CC-1, RB	5.00%	06/15/2049	20,990	26,778,832
Series 2020 DD-1, RB	4.00%	06/15/2050	15,000	17,540,250
New York (City of), NY Transitional Finance Authority;
Series 2009, RB	5.00%	05/01/2028	420	421,659
Series 2011 D, RB	5.25%	02/01/2030	2,105	2,146,363
Series 2013 XF2156, Revenue Ctfs.(d)	5.25%	07/15/2037	15,000	15,583,800
Series 2013 XF2157, Revenue Ctfs.(d)	5.00%	07/15/2037	25,000	26,939,000
Series 2016 S-1, RB	5.00%	07/15/2029	650	790,446
Series 2017 A-E-1, RB	5.00%	02/01/2039	10,000	12,000,600
Series 2017 E-1, RB	5.00%	02/01/2043	5,000	5,947,650
Series 2017 F-1, RB	5.00%	05/01/2039	7,310	8,821,342
Series 2017 S-2, Ref. RB	5.00%	07/15/2035	5,000	6,134,650
Series 2018 S-1, RB	5.00%	07/15/2043	34,000	41,430,020
Series 2018 S-3, RB	5.00%	07/15/2043	885	1,078,399
Series 2018 S-3, RB	5.25%	07/15/2045	11,475	14,189,641
Series 2020, Ref. RB	3.00%	11/01/2037	10,000	10,796,200
Series 2020, Ref. RB	4.00%	11/01/2038	6,750	8,009,617
Series 2020, Ref. RB	3.00%	11/01/2039	6,500	6,969,235
Subseries 2011 E, RB	5.00%	11/01/2024	660	681,140
Subseries 2020 A-3, RB	4.00%	05/01/2044	1,000	1,143,780
New York (City of), NY Trust for Cultural Resources (American Museum of Natural History);
Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,163,090
New York (City of), NY Trust for Cultural Resources (Carnegie Hall);
Series 2019, Ref. RB	5.00%	12/01/2034	300	369,555
Series 2019, Ref. RB	5.00%	12/01/2036	700	854,987

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts);
Series 2020 A, Ref. RB	5.00%	12/01/2031	$1,375	$ 1,795,654
Series 2020 A, Ref. RB	5.00%	12/01/2032	1,715	2,222,829
Series 2020 A, Ref. RB	4.00%	12/01/2033	2,300	2,719,267
Series 2020 A, Ref. RB	4.00%	12/01/2034	3,050	3,593,022
Series 2020 A, Ref. RB	4.00%	12/01/2035	950	1,113,581
New York (City of), NY Water & Sewer System;
Series 2011, RB(d)	5.37%	06/15/2043	7,300	7,400,704
Series 2019 AA, Ref. RB	4.00%	06/15/2040	1,500	1,773,195
New York (Counties of), NY Tobacco Trust V;
Series 2005 S-1, RB(f)	0.00%	06/01/2038	3,430	1,201,735
Series 2005 S-2, RB(f)	0.00%	06/01/2050	6,770	807,255
Series 2005 S-3, RB(f)	0.00%	06/01/2055	198,195	10,940,364
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	4,000	4,700,680
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(b)	5.00%	10/01/2024	115	115,427
Series 2013 XF2042, Revenue Ctfs.(d)	5.00%	03/15/2034	15,915	16,292,663
Series 2015 A, Ref. RB	5.00%	07/01/2048	22,500	26,443,125
Series 2015 A-1, Ref. RB(c)	4.80%	12/01/2023	2,710	2,670,624
Series 2016 A, Ref. RB	5.00%	10/01/2033	600	716,922
Series 2017 A, RB	5.00%	03/15/2041	2,970	3,578,612
Series 2017 B, Ref. RB	5.00%	02/15/2041	11,015	13,330,243
Series 2018 A, RB	4.00%	07/01/2035	1,125	1,317,780
Series 2018 A, RB	5.00%	07/01/2038	4,580	5,667,704
Series 2018 A, RB	5.00%	07/01/2040	4,835	5,949,467
Series 2018 A, RB	5.00%	03/15/2044	33,330	40,666,266
Series 2019 A, RB	5.00%	10/01/2034	820	1,003,869
Series 2019 A, Ref. RB	4.00%	03/15/2048	14,800	16,893,460
Series 2020 A, RB	4.00%	07/01/2050	25,500	28,818,060
Series 2020 A, RB	4.00%	07/01/2053	20,000	22,491,000
Series 2020 B, RN	5.00%	03/31/2021	17,000	17,479,570
Series 2020 D, Ref. RB	4.00%	02/15/2047	3,000	3,468,600
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A2, Ref. RB(c)	5.35%	12/01/2035	10,325	9,687,121
Series 2015 B1, Ref. RB(c)	6.17%	12/01/2031	4,700	4,470,358
New York (State of) Dormitory Authority (Barnard College);
Series 2020 A, Ref. RB	4.00%	07/01/2038	680	779,375
Series 2020 A, Ref. RB	4.00%	07/01/2040	675	766,962
Series 2020 A, Ref. RB	4.00%	07/01/2045	1,275	1,429,250
Series 2020 A, Ref. RB	4.00%	07/01/2049	1,350	1,506,425
New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2012 A, RB(g)(h)	5.00%	07/01/2022	850	923,525
Series 2012 A, RB(g)(h)	5.00%	07/01/2022	430	467,195
Series 2012 A, RB(g)(h)	5.00%	07/01/2022	430	467,195
Series 2012 A, RB(g)(h)	5.00%	07/01/2022	850	923,525
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	5.00%	07/01/2032	500	529,925
Series 2012 B, RB	5.00%	07/01/2032	260	275,561
Series 2019 A, Ref. RB	4.00%	07/01/2045	750	817,103
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Pooled Loan Program);
Series 2005 A, RB (INS - AGC)(b)	5.00%	07/01/2034	20	20,047
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2027	710	922,744
Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2030	750	1,041,248
Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2031	555	780,319
New York (State of) Dormitory Authority (Columbia University);
Series 2011 A, RB	5.00%	10/01/2041	510	523,102
Series 2015, RB	5.00%	10/01/2045	115	184,268
New York (State of) Dormitory Authority (Culinary Institute of America); Series 2012, RB	5.00%	07/01/2034	300	310,965

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Educational Housing Services - CUNY Student Housing); Series 2005, RB (INS - AMBAC)(b)	5.25%	07/01/2030	$25	$ 29,979
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(b)	5.25%	07/01/2028	935	1,080,982
New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB	5.00%	07/01/2030	200	228,602
Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,402,236
Series 2017, Ref. RB	5.00%	07/01/2030	650	810,505
Series 2017, Ref. RB	5.00%	07/01/2031	800	989,808
Series 2017, Ref. RB	5.00%	07/01/2032	750	922,785
Series 2017, Ref. RB	4.00%	07/01/2033	415	479,470
Series 2020, RB	4.00%	07/01/2046	17,870	20,444,888
Series 2020, RB	4.00%	07/01/2050	17,500	19,941,775
New York (State of) Dormitory Authority (General Purpose); Series 2018 A, Ref. RB	5.25%	03/15/2038	1,500	1,897,095
New York (State of) Dormitory Authority (Group 4); Series 2019 A, Ref. RB	4.00%	03/15/2049	22,935	26,148,423
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2034	150	173,067
Series 2015 A, Ref. RB	5.00%	07/01/2040	2,800	3,182,508
Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,313,875
New York (State of) Dormitory Authority (Iona College); Series 2012 A, RB	5.00%	07/01/2032	3,000	3,136,830
New York (State of) Dormitory Authority (Marymount Manhattan College); Series 2009, RB	5.25%	07/01/2029	1,000	1,001,950
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS - NATL)(b)	5.50%	07/01/2023	1,250	1,369,563
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2034	9,535	11,353,229
Series 2018 A, Ref. RB	5.00%	08/01/2035	6,695	7,941,609
Series 2018 A, Ref. RB	4.00%	08/01/2036	5,570	6,133,183
Series 2018 A, Ref. RB	4.00%	08/01/2037	2,050	2,250,326
Series 2020 A, Ref. RB	4.00%	09/01/2045	8,205	8,921,296
Series 2020 A, Ref. RB	4.00%	09/01/2050	39,975	43,222,169
New York (State of) Dormitory Authority (Municipal Health Facilities Improvement Program); Series 2006 A, RB (INS - NATL)(b)	4.50%	05/15/2036	30	30,080
New York (State of) Dormitory Authority (New School (The));
Series 2016 A, Ref. RB	5.00%	07/01/2030	1,545	1,810,168
Series 2016 A, Ref. RB	4.00%	07/01/2043	5,050	5,355,474
Series 2016 A, Ref. RB	5.00%	07/01/2046	6,330	7,118,528
New York (State of) Dormitory Authority (New York University);
Series 2001 1, RB (INS - BHAC)(b)	5.50%	07/01/2031	1,070	1,415,781
Series 2015 A, Ref. RB	5.00%	07/01/2045	5,890	6,931,293
Series 2016 A, RB	4.00%	07/01/2039	625	699,638
Series 2017 A, Ref. RB	4.00%	07/01/2036	5,000	5,733,550
Series 2019 A, RB	5.00%	07/01/2042	4,260	5,323,424
Series 2019 A, RB	5.00%	07/01/2049	25,540	31,602,941
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2015 A, Ref. RB	5.00%	05/01/2033	1,515	1,732,463
New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2014, Ref. RB	5.00%	07/01/2036	2,475	2,766,406
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(c)	5.00%	12/01/2045	425	467,177
Series 2017, Ref. RB(c)	5.00%	12/01/2029	3,200	3,807,616
Series 2017, Ref. RB(c)	5.00%	12/01/2030	1,900	2,248,118
Series 2017, Ref. RB(c)	5.00%	12/01/2032	1,200	1,405,536
Series 2017, Ref. RB(c)	5.00%	12/01/2033	1,700	1,983,985
Series 2017, Ref. RB(c)	5.00%	12/01/2035	1,300	1,507,480
Series 2017, Ref. RB(c)	5.00%	12/01/2036	2,100	2,424,744
Series 2017, Ref. RB(c)	5.00%	12/01/2037	800	921,392
New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB(g)(h)	5.00%	05/01/2023	20	22,504
Series 2013 A, RB	5.00%	05/01/2029	980	1,047,179

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Pratt Institute);
Series 2015 A, Ref. RB	5.00%	07/01/2034	$1,000	$ 1,112,320
Series 2015 A, Ref. RB	5.00%	07/01/2044	925	1,013,717
Series 2016, Ref. RB	5.00%	07/01/2039	500	576,770
Series 2016, Ref. RB	5.00%	07/01/2046	500	569,865
New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2019 A, RB	4.00%	07/01/2044	4,940	5,690,534
Series 2019 A, RB	5.00%	07/01/2049	5,640	6,999,466
New York (State of) Dormitory Authority (Rockefeller University); Series 2019 C, Ref. RB	4.00%	07/01/2049	19,350	22,506,565
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds); Series 2019 B, RB	5.00%	07/01/2050	11,200	14,146,496
New York (State of) Dormitory Authority (St. John’s University);
Series 2012 A, RB(g)(h)	5.00%	07/01/2022	270	293,355
Series 2012, RB(g)(h)	5.00%	07/01/2022	25	27,187
Series 2012, RB	5.00%	07/01/2030	6,235	6,575,057
Series 2015 A, Ref. RB	5.00%	07/01/2034	400	449,632
New York (State of) Dormitory Authority (State University of New York);
Series 2015 B, Ref. RB	5.00%	07/01/2045	4,000	4,575,640
Series 2019 A, RB	4.00%	07/01/2049	5,180	5,854,643
New York (State of) Dormitory Authority (The New School);
Series 2011, Ref. RB	5.00%	07/01/2031	5,145	5,270,435
Series 2015 A, Ref. RB	5.00%	07/01/2040	2,100	2,325,624
Series 2016 A, Ref. RB	5.00%	07/01/2035	3,490	4,011,615
Series 2016 A, Ref. RB	5.00%	07/01/2036	2,490	2,853,191
Series 2016 A, Ref. RB	5.00%	07/01/2037	6,535	7,469,178
Series 2016 A, Ref. RB	5.00%	07/01/2041	2,905	3,291,394
New York (State of) Dormitory Authority (Touro College and University System);
Series 2014 A, RB	5.50%	01/01/2039	5,005	5,332,127
Series 2014 A, RB	5.50%	01/01/2044	5,835	6,177,748
Series 2017, RB	5.00%	01/01/2033	2,875	3,156,031
Series 2017, RB	5.00%	01/01/2038	4,045	4,370,056
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(c)	5.50%	12/01/2047	16,140	13,902,028
Series 2017 A2, RB(c)	5.38%	09/01/2050	25,010	22,521,005
Series 2017 A2, Ref. RB(c)	5.38%	10/01/2042	7,540	6,930,617
New York (State of) Dormitory Authority (University of Rochester); Series 2009 A, RB	5.75%	07/01/2039	135	135,147
New York (State of) Dormitory Authority (Yeshiva University);
Series 2009, RB	5.00%	09/01/2038	5,220	5,222,662
Series 2009, Ref. RB	5.00%	09/01/2034	2,785	2,786,782
New York (State of) Housing Finance Agency;
Series 2010 A, RB	5.00%	11/01/2042	2,000	2,001,960
Series 2014 C, RB	4.00%	11/01/2046	7,340	7,646,812
Series 2014 G, RB (CEP - GNMA)	4.00%	05/01/2047	3,080	3,254,451
Series 2015 C, RB	4.15%	05/01/2048	2,295	2,454,457
New York (State of) Housing Finance Agency (Golden Age Apartments); Series 2006 A, RB (LOC - Bank Of Ny Mellon)(a)(j)	5.00%	02/15/2037	865	866,817
New York (State of) Housing Finance Agency (Highland Avenue Senior Apartments); Series 2007 A, RB(a)	5.00%	02/15/2039	145	145,432
New York (State of) Housing Finance Agency (Horizons at Wawayanda); Series 2007 A, RB (CEP - FHLMC)(a)	5.15%	11/01/2040	115	115,261
New York (State of) Housing Finance Agency (Secured Mortgage Program);
Series 2001 K, RB(a)	5.65%	02/15/2034	1,710	1,714,668
Series 2002 A, RB (LOC - JP Morgan Chase Bank)(a)(j)	5.38%	02/15/2035	2,080	2,085,595
New York (State of) Housing Finance Agency (Tiffany Gardens); Series 2005 A, RB(a)	5.13%	08/15/2037	310	311,321
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/2038	730	769,858
New York (State of) State Dormitory Authority (Maimonides Medical Center); Series 2020, RB	4.00%	08/01/2043	1,000	1,136,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Thruway Authority;
Series 2014 J, RB	5.00%	01/01/2034	$1,620	$ 1,819,017
Series 2016 A, RB	5.00%	01/01/2046	37,465	42,985,093
Series 2016 A, RB	5.25%	01/01/2056	38,695	44,514,728
Series 2018 L, Ref. RB	5.00%	01/01/2033	1,055	1,307,504
Series 2018 L, Ref. RB	5.00%	01/01/2034	1,860	2,295,110
Series 2018 L, Ref. RB	5.00%	01/01/2035	2,115	2,600,942
Series 2019 B, RB	4.00%	01/01/2045	11,000	12,634,820
Series 2019 B, Ref. RB	4.00%	01/01/2041	15,000	17,406,450
Series 2019 B, Ref. RB (INS - AGM)(b)	4.00%	01/01/2045	25,000	28,943,750
Series 2019 B, Ref. RB (INS - BAM)(b)	4.00%	01/01/2045	20,000	23,155,000
New York City (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	1,000	932,940
Series 2005 E-2, RB	6.12%	11/01/2035	2,800	2,373,252
New York City (City of), NY Industrial Development Agency (Guttmacher Institute, Inc.); Series 2007 B, RB	5.75%	12/01/2036	6,800	6,806,868
New York City (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	7,500	7,551,825
New York City (City of), NY Industrial Development Agency (United Jewish Appeal); Series 2004, RB	5.00%	07/01/2034	5,000	5,309,450
New York City (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.84%), (INS - FGIC)(b)(e)	3.33%	03/01/2022	6,800	6,750,836
Series 2006, RB (INS - NATL)(b)	5.00%	03/01/2036	270	270,089
New York City (City of), NY Transitional Finance Authority; Series 2016 E-1, RB	5.00%	02/01/2040	2,388	2,847,380
New York City (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2033	1,645	2,126,278
Series 2018 A, Ref. RB	5.00%	01/01/2034	1,745	2,242,953
Series 2018 A, Ref. RB	5.00%	01/01/2037	2,250	2,854,710
Series 2018 A, Ref. RB	5.00%	01/01/2038	1,830	2,314,804
Series 2018 A, Ref. RB	4.00%	01/01/2039	6,370	7,405,826
New York City Housing Development Corp.; Series 2014 C-1-A, RB	4.30%	11/01/2047	5,030	5,257,607
New York City Transitional Finance Authority;
Series 2020 C-1, RB	4.00%	05/01/2036	1,950	2,335,807
Series 2020 C-1, RB	4.00%	05/01/2037	3,375	4,026,105
Series 2020 C-1, RB	4.00%	05/01/2038	3,565	4,237,502
Series 2020 C-1, RB	4.00%	05/01/2039	3,165	3,727,199
Series 2020 C-1, RB	4.00%	05/01/2040	1,415	1,662,568
Series 2020 C-1, RB	4.00%	05/01/2045	20,560	23,825,750
New York City Water & Sewer System;
Series 2018 XF2569, Revenue Ctfs.(d)	5.00%	06/15/2048	20,000	24,739,400
Series 2011, RB(d)(g)(h)	0.00%	12/15/2020	14,270	14,482,766
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	8,435	9,274,873
Series 2015, Ref. RB	5.00%	11/15/2045	4,500	4,929,480
Series 2016 A, RB	5.00%	11/15/2041	4,220	4,716,145
Series 2016 B, RB(f)	0.00%	11/15/2044	3,270	1,357,900
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	4,295	4,297,448
Series 2000 A, RB	6.62%	06/01/2042	19,230	19,239,615
New York Counties Tobacco Trust II;
Series 2001, RB	5.62%	06/01/2035	2,195	2,203,429
Series 2001, RB	5.75%	06/01/2043	9,025	9,035,379
New York Counties Tobacco Trust III; Series 2003, RB	6.00%	06/01/2043	10	10,018
New York Counties Tobacco Trust IV;
Series 2005 D, RB(f)	0.00%	06/01/2050	66,335	11,850,084
Series 2005 E, RB(f)	0.00%	06/01/2055	154,690	11,202,650
New York Counties Tobacco Trust V; Series 2005 S4B, RB(f)	0.00%	06/01/2060	1,690,900	49,949,186

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	6.25%	06/01/2025	$765	$ 829,191
Series 2016 A, Ref. RB	6.45%	06/01/2040	3,005	3,423,687
Series 2016 A, Ref. RB	6.00%	06/01/2043	2,945	3,232,992
Series 2016 A2, Ref. RB	5.00%	06/01/2051	13,875	14,306,929
Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,750	3,958,350
Series 2016 B, Ref. RB	5.00%	06/01/2036	1,000	1,119,950
Series 2016 B, Ref. RB	5.00%	06/01/2041	870	963,125
New York Liberty Development Corp.; Series 2019, Ref. RB	2.80%	09/15/2069	1,215	1,168,757
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(c)	5.00%	11/15/2044	1,505	1,597,272
Series 2014, Class 3, Ref. RB(c)	7.25%	11/15/2044	415	449,632
New York Liberty Development Corp. (4 World Trade Center);
Series 2011, Ref. RB	5.00%	11/15/2031	1,875	1,965,112
Series 2011, Ref. RB	5.75%	11/15/2051	15,000	15,824,850
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	5,410	5,722,698
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	64,915	90,596,023
Series 2007, RB	5.50%	10/01/2037	11,230	16,299,334
New York Power Authority;
Series 2002 A, RB	4.00%	11/15/2045	5,000	5,958,600
Series 2002 A, RB	4.00%	11/15/2050	27,375	32,360,261
Series 2002 A, RB	4.00%	11/15/2055	13,400	15,649,324
Series 2002 A, RB	4.00%	11/15/2060	9,000	10,502,190
New York State Dormitory Authority;
Series 2015 B, RB(g)(h)	5.00%	02/15/2025	5	6,029
Series 2016 A, RB	5.00%	02/15/2040	27,995	33,681,064
Series 2016 A, Ref. RB	5.00%	07/01/2036	275	324,756
Series 2017 A, RB	5.00%	02/15/2037	2,145	2,588,350
Series 2017 B, RB(g)(h)	5.00%	08/15/2027	10	13,151
Series 2019 A, RB	4.00%	07/01/2045	8,600	9,920,616
Series 2020, RB(d)	4.00%	02/15/2047	40,000	46,248,000
New York State Environmental Facilities Corp; Series 2018 XF2586, Revenue Ctfs.(d)	5.00%	06/15/2047	20,000	24,547,200
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds); Series 2017 C, RB	5.00%	08/15/2047	5,000	6,162,750
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, Ref. RB	5.00%	06/15/2031	1,430	1,480,522
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2016 A, Ref. RB	5.00%	06/15/2032	1,000	1,232,740
Series 2017 A, Ref. RB	5.00%	06/15/2046	19,030	23,373,788
Series 2018 B, RB	5.00%	06/15/2043	5,470	6,874,696
New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, RB(g)	5.50%	04/15/2035	615	904,474
New York State Environmental Facilities Corp. (United Water New Rochelle); Series 2010 A, RB	4.88%	09/01/2040	4,000	4,006,400
New York State Urban Development Corp.;
Series 2017 C-2, Ref. RB	5.00%	03/15/2036	5,000	6,135,300
Series 2017 C-3, Ref. RB	5.00%	03/15/2041	18,040	21,856,542
Series 2019 A, RB	5.00%	03/15/2043	20,000	24,506,800
Series 2019 A, Ref. RB	5.00%	03/15/2039	11,555	14,659,366
Series 2019 A, Ref. RB	5.00%	03/15/2040	10,935	13,834,306
Series 2019 A, Ref. RB	4.00%	03/15/2045	10,000	11,475,700
Series 2020 A, RB	4.00%	03/15/2045	31,000	36,149,410
Series 2020 A, RB	4.00%	03/15/2049	32,000	37,126,400
Series 2020 C, Ref. RB	4.00%	03/15/2041	5,000	5,886,900
Series 2020 C, Ref. RB	4.00%	03/15/2045	17,000	19,823,870
Series 2020 C, Ref. RB	4.00%	03/15/2049	8,500	9,861,700
Series 2020, Ref. RB	3.00%	03/15/2040	11,435	12,365,580
New York State Urban Development Corp. (Bidding Group); Series 2019 A, Ref. RB	4.00%	03/15/2046	1,500	1,718,805
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(a)	5.00%	08/01/2026	1,970	1,977,762

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2034	$5,565	$ 5,992,169
Series 2018, RB(a)	5.00%	01/01/2036	2,045	2,208,764
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2035	11,600	12,355,160
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2036	3,500	3,720,290
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2037	11,875	12,601,631
Series 2016 A, RB(a)	5.00%	07/01/2041	36,250	39,113,025
Series 2016 A, RB(a)	5.00%	07/01/2046	32,095	34,417,394
Series 2016 A, RB(a)	5.25%	01/01/2050	79,650	86,134,306
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	01/01/2051	8,900	9,326,844
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(a)(c)	4.75%	11/01/2042	790	817,002
Niagara Area Development Corp. (Niagara University);
Series 2012 A, RB(g)(h)	5.00%	05/01/2022	500	534,980
Series 2012 A, RB(g)(h)	5.00%	05/01/2022	850	909,466
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014 A, Ref. RB(a)	5.00%	04/01/2021	280	286,978
Series 2014 A, Ref. RB(a)	5.00%	04/01/2029	725	815,785
Series 2019, Ref. RB(a)	5.00%	04/01/2035	780	956,569
Series 2019, Ref. RB(a)	5.00%	04/01/2037	750	912,750
Series 2019, Ref. RB(a)	5.00%	04/01/2039	720	871,128
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.25%	05/15/2040	275	289,317
North Syracuse Central School District; Series 2007, Ref. GO Bonds (INS - NATL)(b)	5.00%	06/15/2023	935	1,057,186
North Tonawanda Housing Development Corp. (Bishop Gibbons Apartments - Section 8); Series 1994 B, Ref. RB	7.37%	12/15/2021	695	732,064
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2038	2,860	3,354,237
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2049	4,920	5,585,282
Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2026	100	113,062
Series 2019, Ref. RB	5.00%	07/01/2028	1,050	1,209,978
Series 2019, Ref. RB	5.00%	07/01/2030	1,160	1,335,763
Series 2019, Ref. RB	5.00%	07/01/2031	1,215	1,388,891
Series 2019, Ref. RB	5.00%	07/01/2032	775	878,005
Series 2019, Ref. RB	5.00%	07/01/2033	1,340	1,506,602
Series 2019, Ref. RB	5.00%	07/01/2034	1,410	1,577,071
Series 2019, Ref. RB	4.00%	07/01/2039	760	766,118
Series 2019, Ref. RB	5.00%	07/01/2049	3,250	3,510,357
Onondaga (County of), NY Industrial Development Agency (Free Library);
Series 2008, RB	5.13%	03/01/2030	1,035	1,054,976
Series 2008, RB	5.13%	03/01/2037	1,115	1,139,363
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	1,300	1,453,439
Series 2017, Ref. RB	5.00%	05/01/2034	840	935,390
Series 2017, Ref. RB	5.00%	05/01/2037	1,150	1,270,382
Series 2017, Ref. RB	5.00%	05/01/2040	650	713,141
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2041	15,950	18,682,075
Series 2019, Ref. RB	5.00%	12/01/2043	10,980	13,995,108
Series 2019, Ref. RB	5.00%	12/01/2045	16,250	20,637,825
Series 2019, Ref. RB	4.00%	12/01/2047	14,290	16,531,958
Series 2019, Ref. RB	4.00%	12/01/2049	10,185	11,754,305
Onondaga Civic Development Corp. (Le Moyne College); Series 2012, Ref. RB	5.00%	07/01/2032	1,000	1,046,340
Onondaga Civic Development Corp. (Upstate Properties Development, Inc.); Series 2011, RB(g)(h)	5.25%	12/01/2021	3,465	3,682,394
Orange (County of), NY Industrial Development Agency (Cornwall Hospital (The));
Series 2001 B, Ref. RB (INS - AGC)(b)	5.38%	12/01/2021	740	742,856
Series 2001 B, Ref. RB (INS - AGC)(b)	5.38%	12/01/2026	2,235	2,242,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Orange (County of), NY Industrial Development Agency (St. Luke’s Hospital of Newburgh, New York); Series 2001 A, Ref. RB (INS - AGC)(b)	5.38%	12/01/2026	$6,330	$ 6,354,560
Orange County Funding Corp.; Series 2013, RB	6.50%	01/01/2046	4,150	4,159,254
Orange County Funding Corp. (Mount St. Mary College);
Series 2012 A, Ref. RB	5.00%	07/01/2037	1,320	1,346,440
Series 2012 A, Ref. RB	5.00%	07/01/2042	1,435	1,458,835
Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2030	3,205	3,065,390
Series 2015 A, Ref. RB	5.00%	10/01/2035	2,000	1,801,400
Series 2015 A, Ref. RB	5.00%	10/01/2045	8,065	6,778,310
Oyster Bay (Town of), NY;
Series 2018 B, GO Bonds (INS - AGM)(b)	3.25%	02/01/2031	10,805	11,791,388
Series 2018 B, GO Bonds (INS - AGM)(b)	3.25%	02/01/2032	5,000	5,419,350
Series 2018 B, GO Bonds (INS - AGM)(b)	4.00%	02/01/2033	9,585	10,767,501
Port Authority of New York & New Jersey; Series 2017 XF0565, Ref. Revenue Ctfs.(d)	5.25%	11/15/2056	28,000	33,823,160
Poughkeepsie (City of), NY Industrial Development Agency (Eastman & Bixby Redevelopment Co. LLC); Series 2000 A, RB(a)	6.00%	08/01/2032	2,755	2,765,469
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2033	2,525	2,672,788
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JP Morgan Chase Bank)(a)(j)	5.37%	12/01/2036	2,500	2,507,800
Riverhead (City of), NY Industrial Development Agency; Series 2013, RB	7.00%	08/01/2048	1,300	1,440,205
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	720	726,768
Series 2005 A, RB(c)(f)	0.00%	08/15/2045	4,000	943,320
Series 2005 C, RB(c)(f)	0.00%	08/15/2060	25,000	1,258,000
Saratoga County Capital Resource Corp. (Skidmore College); Series 2018, RB	5.00%	07/01/2048	3,515	4,279,020
Schenectady County Capital Resource Corp. (Union College); Series 2017, Ref. RB	5.00%	01/01/2047	10,720	12,607,363
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2011, RB	6.00%	09/01/2034	520	538,814
Series 2011, RB	5.38%	09/01/2041	4,775	4,898,577
Series 2012 A, RB	5.00%	09/01/2041	1,510	1,555,526
St. Lawrence (County of), NY Industrial Development Agency (Curran Renewable Energy, LLC); Series 2007 B, RB(a)	7.25%	12/01/2029	3,860	3,124,593
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2030	1,280	1,380,339
Series 2012, RB	5.00%	07/01/2031	1,355	1,458,603
Series 2016 A, Ref. RB	5.00%	07/01/2036	540	626,967
Suffolk (County of), NY Industrial Development Agency; Series 2007 A-C, RB	5.95%	11/01/2022	75	75,001
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Adults and Children with Learning and Developmental Disabilities, Inc. Civic Facility);
Series 2006 A-A, RB	5.95%	10/01/2021	350	350,007
Series 2006 A-B, RB	5.95%	10/01/2021	485	485,010
Series 2006 A-C, RB	5.95%	10/01/2021	140	140,001
Series 2006 A-D1, RB	5.95%	10/01/2021	95	95,001
Series 2006 A-D2, RB	6.00%	10/01/2031	265	257,654
Series 2006 A-E, RB	5.95%	10/01/2021	225	225,005
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Independent Group Home Living Program, Inc. Civic Facility); Series 2005 A-E, RB	6.00%	10/01/2020	40	40,002
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Life’s W.O.R.C., Inc. Civic Facility); Series 2005 A-G, RB	6.00%	10/01/2020	60	60,016
Suffolk (County of), NY Industrial Development Agency (Nissequogue Cogen Partners); Series 1998, Ref. RB(a)	5.50%	01/01/2023	10,915	11,015,200
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.37%	12/01/2040	4,200	4,254,978
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island); Series 2011, Ref. RB	5.00%	07/01/2028	6,405	6,605,541
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(c)	6.75%	06/01/2027	465	448,148
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB(g)	6.00%	12/01/2040	465	471,450
Suffolk Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	464,825

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Suffolk Tobacco Asset Securitization Corp.;
Series 2008 C, RB	6.62%	06/01/2044	$69,295	$ 71,739,728
Series 2008 D, RB(f)	0.00%	06/01/2048	177,265	16,599,095
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A2, RB(c)	5.35%	11/01/2049	40,865	41,446,100
Series 2016 B2, RB(c)	5.35%	11/01/2049	5,830	5,912,903
Series 2016 C2, RB(c)	5.35%	11/01/2049	5,760	5,841,907
Series 2016 D2, RB(c)	5.35%	11/01/2049	3,780	3,833,752
Syracuse (City of), NY; Series 2011 A, GO Bonds(a)	5.00%	11/01/2036	1,000	1,042,920
Syracuse (City of), NY Industrial Development Agency (Carousel Center);
Series 2016 A, Ref. RB(a)	5.00%	01/01/2028	1,500	1,398,465
Series 2016 A, Ref. RB(a)	5.00%	01/01/2029	3,475	3,210,796
Series 2016 A, Ref. RB(a)	5.00%	01/01/2030	2,000	1,825,080
Series 2016 A, Ref. RB(a)	5.00%	01/01/2031	2,000	1,805,980
Series 2016 A, Ref. RB(a)	5.00%	01/01/2032	6,250	5,575,062
Series 2016 A, Ref. RB(a)	5.00%	01/01/2033	14,400	12,697,344
Series 2016 A, Ref. RB(a)	5.00%	01/01/2035	16,855	14,575,867
Series 2016 A, Ref. RB(a)	5.00%	01/01/2036	3,800	3,254,966
Series 2016, Ref. RB(a)	5.00%	01/01/2034	10,050	8,783,599
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB(k)	5.00%	07/01/2032	3,125	1,718,750
Town of Hempstead Local Development Corp. (Adelphi University); Series 2019, Ref. RB	4.00%	02/01/2039	1,800	1,950,372
Triborough Bridge & Tunnel Authority;
Series 2012 B, Ref. RB	5.00%	11/15/2028	400	436,892
Series 2013 A, Ref. RB	5.00%	11/15/2029	1,500	1,656,000
Series 2017 A, RB	5.00%	11/15/2037	4,455	5,402,489
Series 2017 A, RB	5.00%	11/15/2038	1,515	1,831,817
Series 2017 A, RB	5.00%	11/15/2047	17,095	20,365,444
Series 2017 B, Ref. RB	5.00%	11/15/2034	2,790	3,418,252
Series 2017 B, Ref. RB	5.00%	11/15/2038	9,100	11,002,992
Series 2018 XF2587, Ref. Revenue Ctfs.(d)	5.00%	11/15/2044	20,000	24,351,600
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 A, Ref. RB	5.00%	11/15/2044	3,000	3,652,740
Series 2018 A, Ref. RB	5.00%	11/15/2046	10,000	12,146,500
Series 2018 C, Ref. RB	5.00%	11/15/2035	5,270	6,656,537
Series 2019 A, RB	5.00%	11/15/2049	4,000	4,920,720
Series 2019 C, RB	4.00%	11/15/2042	21,500	25,027,505
Series 2019 C, RB	4.00%	11/15/2043	21,500	24,967,090
Series 2020 A, RB	4.00%	11/15/2054	21,100	24,402,361
Series 2020 A, RB	5.00%	11/15/2054	4,100	5,164,237
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2010 A, RB	5.00%	09/01/2030	1,250	1,250,000
Series 2010 A, RB	5.13%	09/01/2040	1,590	1,590,000
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	10,930	11,334,410
Series 2016 B, Ref. RB	5.00%	06/01/2048	14,195	14,644,840
Series 2017 A, Ref. RB	5.00%	06/01/2036	1,345	1,581,801
Series 2017 A, Ref. RB	5.00%	06/01/2041	16,855	19,020,193
Westchester (County of), NY Industrial Development Agency (Clearview School (The)); Series 2005 B, RB	7.25%	01/01/2035	870	819,740
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(a)(c)	7.00%	06/01/2046	470	494,252
Westchester County Healthcare Corp.;
Series 2011 B, RB	5.13%	11/01/2041	1,700	1,748,603
Series 2014 A, RB	5.00%	11/01/2044	4,350	4,735,497
Westchester County Local Development Corp. (Sarah Lawrence College);
Series 2016 A, Ref. RB	4.00%	06/01/2030	2,165	2,259,416
Series 2016 A, Ref. RB	4.00%	06/01/2031	2,190	2,277,140

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(c)	5.00%	06/01/2030	$1,500	$ 1,458,180
Westchester Local Development Corp. (Westchester Medical Center Obligated Group); Series 2016, Ref. RB	5.00%	11/01/2046	30,515	32,229,333
Westchester Tobacco Asset Securitization Corp.;
Series 2016 C, Ref. RB	5.00%	06/01/2045	14,450	15,085,511
Series 2016 C, Ref. RB	5.13%	06/01/2051	1,295	1,433,539
Yonkers (City of), NY Parking Authority; Series 1999 A, RB	6.00%	06/15/2024	855	856,094
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2010 A, RB	6.25%	10/15/2040	1,000	1,003,770
Series 2019 A, RB	5.00%	10/15/2039	420	446,200
Series 2019 A, RB	5.00%	10/15/2049	640	668,070
Series 2019 A, RB	5.00%	10/15/2054	465	483,623
				4,900,562,508

Puerto Rico–14.60%
Children’s Trust Fund;
Series 2002, RB	5.37%	05/15/2033	205	206,263
Series 2008 A, RB(f)	0.00%	05/15/2057	2,719,880	174,480,302
Series 2008 B, RB(f)	0.00%	05/15/2057	1,509,200	60,700,024
Puerto Rico (Commonwealth of);
Series 2003 A, GO Bonds(i)	5.00%	07/01/2033	2,000	1,420,000
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(b)	6.00%	07/01/2028	1,270	1,303,020
Series 2006 B, Ref. GO Bonds(i)	5.25%	07/01/2032	2,500	1,784,375
Series 2008 A, GO Bonds(i)	5.38%	07/01/2033	5,000	3,531,250
Series 2008 A, Ref. GO Bonds(i)	5.25%	07/01/2026	2,200	1,564,750
Series 2008 A, Ref. GO Bonds(i)	5.50%	07/01/2032	15,700	11,088,125
Series 2009 B, Ref. GO Bonds(i)	5.87%	07/01/2036	770	553,438
Series 2009 C, Ref. GO Bonds(i)	6.00%	07/01/2039	390	274,463
Series 2011 A, Ref. GO Bonds(i)	6.00%	07/01/2028	1,000	703,750
Series 2011 A, Ref. GO Bonds(i)	6.00%	07/01/2040	3,670	2,486,425
Series 2011 C, Ref. GO Bonds(i)	6.00%	07/01/2035	2,700	1,778,625
Series 2011 C, Ref. GO Bonds(i)	5.75%	07/01/2036	25,000	16,406,250
Series 2011 E, Ref. GO Bonds(i)	5.62%	07/01/2033	3,205	2,115,300
Series 2012 A, Ref. GO Bonds(i)	5.75%	07/01/2028	3,000	1,980,000
Series 2012 A, Ref. GO Bonds(i)	5.50%	07/01/2039	5,000	3,312,500
Series 2012 A, Ref. GO Bonds(i)	5.00%	07/01/2041	15,820	9,907,275
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.12%	07/01/2024	15,995	17,074,023
Series 2008 A, RB	6.00%	07/01/2044	25,135	25,543,444
Series 2008 A, RB (INS - AGC)(b)	5.13%	07/01/2047	49,000	49,012,250
Series 2012 A, RB	5.25%	07/01/2029	1,580	1,641,225
Series 2012 A, RB	6.00%	07/01/2047	3,250	3,392,187
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - NATL)(b)	5.00%	07/01/2024	510	514,162
Series 2016 E-4, RB(i)	10.00%	07/01/2022	500	381,875
Puerto Rico (Commonwealth of) Government Employees Retirement System;
Series 2008 A, RB(i)	6.15%	07/01/2038	24,895	3,796,487
Series 2008 B, RB(i)	6.30%	07/01/2037	7,500	1,143,750
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2003 AA-2, Ref. RB(i)	5.30%	07/02/2035	4,945	4,351,600
Series 2003 G, RB(i)	5.00%	07/01/2033	8,980	3,973,650
Series 2003 G, RB(i)	5.00%	07/01/2042	1,840	814,200
Series 2003 H, Ref. RB(i)	5.45%	07/01/2035	1,120	495,600
Series 2003, RB(i)	5.00%	07/03/2028	9,515	1,427,250
Series 2005 K, RB(i)	5.00%	07/01/2027	6,500	2,876,250
Series 2005 K, RB(i)	5.00%	07/01/2030	1,145	506,663
Series 2005 L, Ref. RB (INS - NATL)(b)	5.25%	07/01/2023	2,600	2,663,622
Series 2005 L, Ref. RB (INS - FGIC)(b)(k)	5.25%	07/01/2030	915	739,549

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2007 M, RB(i)	5.00%	07/01/2046	$78,610	$ 34,784,925
Series 2007 N, Ref. RB (INS - NATL)(b)	5.25%	07/01/2032	3,235	3,328,297
Puerto Rico (Commonwealth of) Industrial Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(a)	6.62%	06/01/2026	780	807,300
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System);
Series 2002, Ref. RB	5.38%	12/01/2021	365	365,241
Series 2006, RB	5.00%	03/01/2036	6,285	6,052,455
Series 2012, Ref. RB	5.13%	04/01/2032	875	865,392
Series 2012, Ref. RB	5.38%	04/01/2042	1,200	1,180,968
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ryder Memorial Hospital); Series 1994 A, RB	6.70%	05/01/2024	2,510	2,108,199
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(b)	5.00%	07/01/2033	5,490	5,490,384
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Pollution Control Facilities Financing Authority;
Series 2012, Ref. RB	5.00%	10/01/2031	650	678,652
Series 2012, Ref. RB	5.00%	10/01/2042	200	180,500
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 B, RB(i)	5.00%	07/01/2037	675	73,406
Series 2005 B, RB(i)	5.00%	07/01/2041	141,985	15,440,869
Series 2006 B, RB(i)	5.00%	07/01/2031	25,255	2,746,481
Series 2006 B, RB(i)	5.00%	07/01/2037	17,490	1,902,037
Series 2006 B, RB(i)	5.00%	07/01/2046	41,740	4,539,225
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB(i)	6.50%	10/01/2037	1,680	508,200
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2009 P, Ref. RB(i)	6.50%	07/01/2030	4,400	3,536,500
Series 2009 Q, RB(i)	5.50%	07/01/2037	850	664,062
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2004 I, RB(i)	5.00%	07/01/2036	40,355	30,266,250
Puerto Rico Public Finance Corp.; Series 2011 B, RB(i)	5.50%	08/01/2031	11,810	217,304
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.55%	07/01/2040	4,327	4,608,168
Series 2018 A-1, RB(f)	0.00%	07/01/2046	99,234	28,467,258
Series 2018 A-1, RB(f)	0.00%	07/01/2051	50,840	10,509,645
Series 2018 A-1, RB	4.75%	07/01/2053	13,361	14,042,945
Series 2018 A-1, RB	5.00%	07/01/2058	47,456	50,668,771
Series 2019 A-2, RB	4.33%	07/01/2040	36,000	37,800,360
Series 2019 A-2, RB	4.54%	07/01/2053	976	1,011,888
Series 2019 A-2, RB	4.78%	07/01/2058	13,060	13,756,229
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	7,280	7,134,400
Series 2006 Q, RB	5.00%	06/01/2026	4,555	4,469,594
Series 2006 Q, RB	5.00%	06/01/2030	24,375	23,887,500
Series 2006 Q, RB	5.00%	06/01/2036	67,190	65,846,200
				793,883,527

Northern Mariana Islands–0.20%
Northern Mariana Islands (Commonwealth of);
Series 2007 A, Ref. GO Bonds	5.00%	06/01/2030	5,835	5,382,379
Series 2007 B, Ref. GO Bonds	5.00%	10/01/2022	715	696,424
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(a)	6.25%	03/15/2028	5,015	4,743,488
				10,822,291

Virgin Islands–0.15%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB (a)	5.00%	09/01/2029	665	645,881

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–(continued)
Virgin Islands (Government of) Public Finance Authority;
Series 2012 A, RB (INS - AGM)(b)	5.00%	10/01/2032	$2,555	$ 2,754,034
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032	2,180	2,349,822
Series 2015, RB(c)	5.00%	09/01/2030	770	872,064
Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note); Series 2015, RB(c)	5.00%	09/01/2033	1,500	1,677,960
				8,299,761

Guam–0.14%
Guam (Territory of);
Series 2011 A, RB	5.25%	01/01/2036	550	567,193
Series 2015 D, Ref. RB	5.00%	11/15/2039	750	818,153
Guam (Territory of) Government Waterworks Authority; Series 2013, RB (INS - NATL)(b)	5.25%	07/01/2025	1,735	1,936,659
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2023	1,230	1,331,401
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2024	1,560	1,688,123
Series 2012 A, Ref. RB	5.00%	10/01/2034	610	642,324
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2029	325	365,589
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(a)	5.75%	09/01/2031	345	356,713
				7,706,155
Total Municipal Obligations (Cost $5,904,128,983)				5,721,274,242

			Shares

Common Stocks & Other Equity Interests–0.07%
New York–0.07%
CMS Liquidating Trust;
(Cost $10,458,375)(l)(m)			1,401	3,509,505
TOTAL INVESTMENTS IN SECURITIES(n)–105.29% (Cost $5,914,587,358)				5,724,783,747
BORROWINGS-(1.47)%				(79,900,000)
FLOATING RATE NOTE OBLIGATIONS-(4.47)%
Notes with interest and fee rates ranging from 0.61% to 1.11% at 08/31/2020 and contractual maturities of collateral ranging from 03/15/2034 to 11/15/2057 (See Note 1J)(o)				(243,230,000)
OTHER ASSETS LESS LIABILITIES-0.65%				35,749,963
NET ASSETS-100.00%				$5,437,403,710

Investment Abbreviations:

ACA	- ACA Financial Guaranty Corp.
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC	- Berkshire Hathaway Assurance Corp.
CEP	- Credit Enhancement Provider
CPI	- Consumer Price Index
Ctfs.	- Certificates
FGIC	- Financial Guaranty Insurance Company
FHLMC	- Federal Home Loan Mortgage Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
USD	- U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Rochester® New York Municipals Fund

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $223,673,150, which represented 4.11% of the Fund’s Net Assets.

(d)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(f)	Zero coupon bond issued at a discount.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2020 was $173,569,772, which represented 3.19% of the Fund’s Net Assets.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(l)	Non-income producing security.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(n)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(o)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2020. At August 31, 2020, the Fund’s investments with a value of $397,871,583 are held by TOB Trusts and serve as collateral for the $243,230,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2020

Revenue Bonds	93.1%

General Obligation Bonds	5.6

Pre-Refunded Bonds	1.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Rochester® New York Municipals Fund

Statement of Assets and Liabilities

August 31, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $5,914,587,358)	$5,724,783,747

Cash	11,207,964

Receivable for:
Investments sold	105,000

Fund shares sold	1,487,937

Interest	54,190,801

Investments matured, at value (Cost $3,262,237)	2,323,575

Investment for trustee deferred compensation and retirement plans	580,713

Other assets	1,256,031

Total assets	5,795,935,768

Liabilities:
Floating rate note obligations	243,230,000

Payable for:
Borrowings	79,900,000

Investments purchased	26,036,613

Dividends	3,381,272

Fund shares reacquired	3,004,536

Accrued fees to affiliates	1,792,161

Accrued interest expense	121,876

Accrued trustees’ and officers’ fees and benefits	11,752

Trustee deferred compensation and retirement plans	1,053,848

Total liabilities	358,532,058

Net assets applicable to shares outstanding	$5,437,403,710

Net assets consist of:
Shares of beneficial interest	$6,199,238,898

Distributable earnings (loss)	(761,835,188)

$5,437,403,710

Net Assets:
Class A	$4,399,170,819

Class C	$412,110,821

Class Y	$624,206,062

Class R6	$1,916,008

Common shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	262,996,035

Class C	24,707,402

Class Y	37,306,540

Class R6	114,521

Class A: Net asset value per share	$16.73
Maximum offering price per share (Net asset value of $16.73 ÷ 95.75%)	$17.47

Class C: Net asset value and offering price per share	$16.68

Class Y: Net asset value and offering price per share	$16.73

Class R6: Net asset value and offering price per share	$16.73

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Rochester® New York Municipals Fund

Statement of Operations

For the six months ended August 31, 2020

(Unaudited)

Investment income:
Interest	$110,804,387

Expenses:
Advisory fees	11,946,845

Administrative services fees	387,072

Custodian fees	14,929

Distribution fees:
Class A	5,237,048

Class C	2,180,474

Interest, facilities and maintenance fees	3,846,638

Transfer agent fees - A, C and Y	1,819,295

Transfer agent fees - R6	118

Trustees’ and officers’ fees and benefits	118,715

Registration and filing fees	62,002

Reports to shareholders	50,915

Professional services fees	172,228

Taxes	23,552

Other	(90,940)

Total expenses	25,768,891

Net investment income	85,035,496

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(12,171,648)

Change in net unrealized appreciation (depreciation) of investment securities	(253,087,332)

Net realized and unrealized gain (loss)	(265,258,980)

Net increase (decrease) in net assets resulting from operations	$(180,223,484)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Rochester® New York Municipals Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2020, period ended February 29, 2020, and the year ended December 31, 2019

(Unaudited)

	Six Months Ended August 31, 2020	Two Months Ended February 29, 2020	Year Ended December 31, 2019

Operations:
Net investment income	$ 85,035,496	$ 26,488,422	$ 197,918,795

Net realized gain (loss)	(12,171,648)	(32,767,127)	(31,411,998)

Change in net unrealized appreciation (depreciation)	(253,087,332)	291,285,138	465,838,776

Net increase (decrease) in net assets resulting from operations	(180,223,484)	285,006,433	632,345,573

Distributions to shareholders from distributable earnings:
Class A	(74,234,152)	(25,918,305)	(138,273,202)

Class C	(5,853,611)	(2,180,818)	(15,652,667)

Class Y	(11,039,062)	(3,888,327)	(18,613,060)

Class R6	(41,232)	(31,538)	(18,778)

Total distributions from distributable earnings	(91,168,057)	(32,018,988)	(172,557,707)

Share transactions–net:
Class A	(9,868,922)	16,446,449	244,938,860

Class C	(53,879,056)	(3,763,279)	(295,103,307)

Class Y	(3,870,125)	19,701,642	146,694,293

Class R6	(2,898,328)	(36,603)	4,971,989

Net increase (decrease) in net assets resulting from share transactions	(70,516,431)	32,348,209	101,501,835

Net increase (decrease) in net assets	(341,907,972)	285,335,654	561,289,701

Net assets:
Beginning of period	5,779,311,682	5,493,976,028	4,932,686,327

End of period	$5,437,403,710	$5,779,311,682	$5,493,976,028

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Rochester® New York Municipals Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/20	$17.55	$0.27	$(0.81)	$(0.54)	$(0.28)	$16.73	(2.99	)%(d)	$4,399,171	0.93	%(d)(e)	0.93	%(d)(e)	0.78	%(d)(e)	3.21	%(d)(e)	13%
Two months ended 02/29/20	16.78	0.08	0.79	0.87	(0.10)	17.55	5.18		4,625,668	0.79	(f)	0.92	(f)	0.79	(f)	2.92	(f)	2
Year ended 12/31/19	15.35	0.62	1.35	1.97	(0.54)	16.78	12.97		4,407,000	0.80		1.06		0.80		3.78		25
Year ended 12/31/18	14.59	0.55	0.73	1.28	(0.52)	15.35	8.88		3,807,000	0.87		1.21		0.87		3.64		26
Year ended 12/31/17	14.68	0.57	0.04	0.61	(0.70)	14.59	4.11		3,975,000	0.83		1.02		0.83		3.79		23
Year ended 12/31/16	14.68	0.76	0.12	0.88	(0.88)	14.68	6.06		4,425,000	0.80		0.97		0.80		5.05		33
Year ended 12/31/15	15.35	0.97	(0.68)	0.29	(0.96)	14.68	1.94		4,464,000	0.73		0.86		0.73		6.42		13
Class C
Six months ended 08/31/20	17.50	0.20	(0.80)	(0.60)	(0.22)	16.68	(3.38)		412,111	1.69	(e)	1.69	(e)	1.54	(e)	2.45	(e)	13
Two months ended 02/29/20	16.73	0.06	0.79	0.85	(0.08)	17.50	5.07		489,818	1.54	(f)	1.67	(f)	1.54	(f)	2.16	(f)	2
Year ended 12/31/19	15.31	0.49	1.35	1.84	(0.42)	16.73	12.10		472,000	1.56		1.82		1.56		3.02		25
Year ended 12/31/18	14.55	0.44	0.73	1.17	(0.41)	15.31	8.09		705,000	1.62		1.96		1.62		2.88		26
Year ended 12/31/17	14.64	0.45	0.04	0.49	(0.58)	14.55	3.32		761,000	1.62		1.81		1.62		3.02		23
Year ended 12/31/16	14.64	0.63	0.12	0.75	(0.75)	14.64	5.18		865,000	1.66		1.83		1.66		4.19		33
Year ended 12/31/15	15.32	0.84	(0.69)	0.15	(0.83)	14.64	1.02		841,000	1.58		1.71		1.58		5.57		13
Class Y
Six months ended 08/31/20	17.55	0.29	(0.81)	(0.52)	(0.30)	16.73	(2.88)		624,206	0.69	(e)	0.69	(e)	0.54	(e)	3.45	(e)	13
Two months ended 02/29/20	16.78	0.09	0.79	0.88	(0.11)	17.55	5.23		658,644	0.54	(f)	0.67	(f)	0.54	(f)	3.16	(f)	2
Year ended 12/31/19	15.35	0.66	1.35	2.01	(0.58)	16.78	13.25		610,000	0.56		0.82		0.56		4.02		25
Year ended 12/31/18	14.60	0.59	0.72	1.31	(0.56)	15.35	9.07		421,000	0.62		0.96		0.62		3.88		26
Year ended 12/31/17	14.68	0.59	0.06	0.65	(0.73)	14.60	4.41		330,000	0.62		0.81		0.62		3.94		23
Year ended 12/31/16	14.68	0.77	0.13	0.90	(0.90)	14.68	6.22		263,000	0.66		0.83		0.66		5.17		33
Year ended 12/31/15	15.35	0.99	(0.68)	0.31	(0.98)	14.68	2.09		212,000	0.58		0.71		0.58		6.57		13
Class R6
Six months ended 08/31/20	17.55	0.29	(0.80)	(0.51)	(0.31)	16.73	(2.84)		1,916	0.63	(e)	0.63	(e)	0.48	(e)	3.51	(e)	13
Two months ended 02/29/20	16.78	0.09	0.79	0.88	(0.11)	17.55	5.23		5,181	0.51	(f)	0.64	(f)	0.51	(f)	3.20	(f)	2
Period ended 12/31/19(g)	16.44	0.40	0.29	0.69	(0.35)	16.78	4.20		5,000	0.54	(f)	0.80	(f)	0.54	(f)	4.07	(f)	25

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended August 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $142,218,871 in connection with the acquisition of Invesco New York Tax Free Income Fund into the Fund.

(d)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended August 31, 2020.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,279,641, $432,664, $594,941 and $2,197 for Class A, Class C, Class Y and Class R6 shares, respectively.
(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Invesco Rochester® New York Municipals Fund

Notes to Financial Statements

August 31, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Rochester® New York Municipals Fund, formerly Invesco Oppenheimer Rochester® New York Municipals Fund, (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature will change from ten years to eight years. The first conversion of Class C shares to Class A shares would occur at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to

29	Invesco Rochester® New York Municipals Fund

shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations - The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

30	Invesco Rochester® New York Municipals Fund

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

L.

Leverage Risk - The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $ 500 million	0.480%
Next $4.5 billion	0.455%
Next $3 billion	0.450%
Next $6 billion	0.440%
Over $14 billion	0.420%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

Prior to May 15, 2020, the Fund accrued daily and paid monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $100 million	0.540%
Next $150 million	0.520%
Next $1.75 billion	0.470%
Next $3 billion	0.460%
Next $3 billion	0.450%
Next $6 billion	0.440%
Over $14 billion	0.420%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2020, the effective advisory fee rate incurred by the Fund was 0.45%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.86%, 1.62%, 0.62% and 0.52%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

31	Invesco Rochester® New York Municipals Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI in an amount up to an annual rate of 0.25% of the average daily net assets of Class A shares. Effective May 15, 2020, The Fund, pursuant to the Class C Plan, reimburses IDI in an amount up to an annual rate of 1.00% of the average daily net assets of Class C shares. Prior to May 15, 2020, The Fund pursuant to the Class C Plan paid IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2020, IDI advised the Fund that IDI retained $86,949 in front-end sales commissions from the sale of Class A shares and $110,278 and $34,192 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$–	$5,721,274,242	$–	$5,721,274,242
Common Stocks & Other Equity Interests	–	–	3,509,505	3,509,505
Total Investments in Securities	–	5,721,274,242	3,509,505	5,724,783,747

Other Investments - Assets
Investments Matured	–	2,323,575	–	2,323,575
Total Investments	$–	$5,723,597,817	$3,509,505	$5,727,107,322

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances and Borrowings

The Fund has entered into a $2.5 billion revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Funds, and which will expire on February 25, 2021. The revolving credit and security agreement is secured by the assets of the Fund.

During the six months ended August 31, 2020, the average daily balance of borrowing under the revolving credit and security agreement was $20,226,630 with a weighted interest rate of 1.81%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

32	Invesco Rochester® New York Municipals Fund

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2020 were $250,380,714 and 1.56%, respectively.

The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 29, 2020, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$122,072,757	$506,205,794	$628,278,551

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2020 was $711,478,766 and $748,903,297, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$275,221,202

Aggregate unrealized (depreciation) of investments	(505,941,856)

Net unrealized appreciation (depreciation) of investments	$(230,720,654)

Cost of investments for tax purposes is $5,957,827,976.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended August 31, 2020(a)		Two months ended February 29, 2020		Year ended December 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	7,583,657	$124,252,184	4,127,410	$70,684,179	22,263,978	$366,055,217

Class C	1,250,830	20,505,432	743,698	12,662,643	5,278,747	86,258,641

Class Y	5,820,202	95,352,203	2,391,879	40,957,516	13,429,030	220,190,773

Class R6(b)	14,541	229,313	-	-	298,058	4,983,613

Issued as reinvestment of dividends:
Class A	2,367,879	38,448,112	1,208,620	20,894,248	7,190,270	118,291,142

Class C	215,020	3,478,111	103,977	1,792,290	858,543	13,981,744

Class Y	404,453	6,571,258	183,157	3,166,657	978,897	16,137,032

Class R6(b)	990	16,094	1,698	29,351	1,107	18,566

Automatic conversion of Class C shares to Class A shares:
Class A	2,431,067	40,308,923	375,784	6,474,772	16,359,187	271,641,351

Class C	(2,438,302)	(40,308,923)	(376,878)	(6,474,772)	(16,400,229)	(271,641,351)

Issued in connection with acquisitions:(c)
Class A	7,461,312	119,039,117	-	-	-	-

Class C	798,987	12,711,724	-	-	-	-

Class Y	844,602	13,478,410	-	-	-	-

Class R6	14,973	238,948	-	-	-	-

33	Invesco Rochester® New York Municipals Fund

	Summary of Share Activity

	Six months ended August 31, 2020(a)		Two months ended February 29, 2020		Year ended December 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Reacquired:
Class A	(20,478,051)	$(331,917,258)	(4,758,003)	$(81,606,750)	(31,084,981)	$(511,048,850)

Class C	(3,114,604)	(50,265,400)	(687,757)	(11,743,440)	(7,593,038)	(123,702,341)

Class Y	(7,290,580)	(119,271,996)	(1,425,021)	(24,422,531)	(5,456,754)	(89,633,512)

Class R6(b)	(211,233)	(3,382,683)	(3,813)	(65,954)	(1,800)	(30,190)

Net increase (decrease) in share activity	(4,324,257)	$(70,516,431)	1,884,751	$32,348,209	6,121,015	$101,501,835

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date after the close of business on May 24, 2019.
(c)

After the close of business on May 15, 2020, the Fund acquired all the net assets of Invesco New York Tax Free Income Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 9,119,874 shares of the Fund for 9,795,620 shares outstanding of the Target Fund as of the close of business on May 15, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 15, 2020. The Target Fund’s net assets as of the close of business on May 15, 2020 of $145,468,199, including $991,897 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $5,050,850,871 and $5,196,319,070 immediately after the acquisition.

The pro forma results of operations for the six months ended August 31, 2020 assuming the reorganization had been completed on March 1, 2020, the beginning of the semi-annual reporting period are as follows:

Net investment income	$90,927,107

Net realized/unrealized gains (losses)	(282,808,488)

Change in net assets resulting from operations	$(191,881,381)

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 16, 2020.

NOTE 9–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

34	Invesco Rochester® New York Municipals Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (03/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/20)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/20)	Expenses Paid During Period[2]
Class A	$1,000.00	$970.10	$4.62	$1,020.52	$4.74	0.93%
Class C	1,000.00	966.20	8.38	1,016.69	8.59	1.69
Class Y	1,000.00	971.20	3.43	1,021.73	3.52	0.69
Class R6	1,000.00	971.60	3.13	1,022.03	3.21	0.63

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

35	Invesco Rochester® New York Municipals Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® New York Municipals Fund’s (formerly, Invesco Oppenheimer Rochester® New York Municipals Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the

Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B. Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays Municipal Bond Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020 and that the Broadridge materials did not reflect this reduced contractual management fee schedule. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing

36	Invesco Rochester® New York Municipals Fund

expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were in the fourth, fourth and fifth quintile, respectively, of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses. The Board also discussed with management any impact that the reduction of the Fund’s contractual management fee schedule effective May 2020 would have on the Fund’s total expense ratio peer group ranking.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D. Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E. Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

37	Invesco Rochester® New York Municipals Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROM-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 14, 2020, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 14, 2020, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 6, 2020

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 6, 2020

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 6, 2020